Nuveen All-American Municipal Bond Fund
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 106.4%
	MUNICIPAL BONDS – 106.1%
	Alabama – 1.2%
	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A:
$3,500	4.000%, 7/01/38	7/28 at 100.00	Aa3	3,985,205
3,500	4.000%, 7/01/43	7/28 at 100.00	Aa3	3,950,065
2,000	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B	2,416,960
17,925	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B, 3.000%, 6/01/50 – AGM Insured (UB) (4)	6/30 at 100.00	AA	19,127,947
4,220	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc, Series 2016A, 5.000%, 2/01/41	2/26 at 100.00	BBB+	4,848,864
4,500	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F, 7.900%, 10/01/50 (5)	10/23 at 105.00	BBB	4,633,920
2,800	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.500%, 10/01/53	10/23 at 105.00	BBB	3,287,480
14,175	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A2	21,569,389
500	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	544,260
12,295	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory Put 4/01/24)	1/24 at 100.27	A	13,400,443
7,985	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A1	8,765,135
11,000	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51 (Mandatory Put 12/01/31)	9/31 at 100.62	A1	13,584,230
2,838	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	3,089,692
87,238	Total Alabama			103,203,590
	Alaska – 0.2%
	Alaska Industrial Development and Export Authority, Revenue Bonds, Greater Fairbanks Community Hospital Foundation Project, Refunding Series 2019:
2,000	4.000%, 4/01/30	4/29 at 100.00	A+	2,362,960
2,045	4.000%, 4/01/31	4/29 at 100.00	A+	2,404,654
2,000	4.000%, 4/01/32	4/29 at 100.00	A+	2,345,120
615	4.000%, 4/01/34	4/29 at 100.00	A+	717,305
3,855	Alaska Municipal Bond Bank, General Obligation Bonds, Refunding Three Series 2016, 5.000%, 12/01/27	No Opt. Call	A+	4,842,227
205	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50	6/31 at 100.00	N/R	243,120

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alaska (continued)
$1,530	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2021B-1 Class 2, 4.000%, 6/01/50	6/31 at 100.00	N/R	1,796,404
12,250	Total Alaska			14,711,790
	Arizona – 2.3%
1,500	Arizona Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series 2020, 5.000%, 6/01/31, 144A	No Opt. Call	N/R	1,633,890
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A:
1,100	5.250%, 7/01/47, 144A	7/26 at 100.00	BB	1,255,705
1,000	5.375%, 7/01/50, 144A	7/26 at 100.00	BB	1,145,900
1,250	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2019, 5.000%, 7/01/49, 144A	7/29 at 100.00	BB	1,458,475
585	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A, 4.000%, 7/15/40, 144A	7/28 at 100.00	BB+	636,170
	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2020A:
4,625	3.000%, 2/01/45 (UB) (4)	2/30 at 100.00	A1	4,925,348
10,100	4.000%, 2/01/50 (UB) (4)	2/30 at 100.00	A1	11,721,656
3,045	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	3,187,780
9,405	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	10,615,235
	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B:
1,150	4.000%, 7/01/29, 144A	No Opt. Call	BB+	1,301,156
1,175	5.000%, 7/01/49, 144A	7/29 at 100.00	BB+	1,373,740
	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A:
1,250	5.000%, 9/01/37	9/28 at 100.00	A+	1,572,450
935	5.000%, 9/01/42	9/28 at 100.00	A+	1,161,822
11,500	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2021A, 3.000%, 9/01/51 (UB) (4)	3/31 at 100.00	A+	12,372,275
8,430	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017D, 3.000%, 1/01/48 (UB) (4)	7/30 at 100.00	AA-	9,050,111
10,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019E, 3.000%, 1/01/49 (UB) (4)	7/30 at 100.00	AA-	10,722,100
8,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Demand Series 2019F, 3.000%, 1/01/49 (UB) (4)	7/30 at 100.00	AA-	8,577,680

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$3,895	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019C, 0.600%, 1/01/35 (Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread) (6)	10/23 at 100.00	AA-	3,880,277
2,500	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, School Improvement Project 2011 and 2017, Series 2018, 5.000%, 7/01/36	7/27 at 100.00	AAA	3,059,200
150	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (7)	163,376
	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A:
1,930	5.000%, 7/01/28	No Opt. Call	A3	2,325,496
3,340	5.000%, 7/01/29	No Opt. Call	A3	4,083,050
3,560	5.000%, 7/01/30	7/29 at 100.00	A3	4,320,630
5,775	5.000%, 7/01/31	7/29 at 100.00	A3	6,981,513
1,500	5.000%, 7/01/33	7/29 at 100.00	A3	1,803,945
1,000	5.000%, 7/01/38	7/29 at 100.00	A3	1,190,040
7,365	5.000%, 7/01/39	7/29 at 100.00	A3	8,746,453
7,295	4.000%, 7/01/45	7/29 at 100.00	A3	7,947,538
7,200	5.000%, 7/01/45	7/29 at 100.00	A3	8,453,808
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
1,650	5.500%, 7/01/31 – FGIC Insured	No Opt. Call	AA	2,261,820
6,000	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	9,270,480
	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2021A:
2,125	5.000%, 7/01/38	7/31 at 100.00	AAA	2,865,393
2,175	5.000%, 7/01/39	7/31 at 100.00	AAA	2,925,353
1,840	4.000%, 7/01/40	7/31 at 100.00	AAA	2,269,566
1,115	4.000%, 7/01/41	7/31 at 100.00	AAA	1,371,539
2,360	4.000%, 7/01/42	7/31 at 100.00	AAA	2,894,658
865	5.000%, 7/01/45	7/31 at 100.00	AAA	1,145,424
320	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Choice Academies Charter Schools Project, Series 2012, 4.875%, 9/01/22	No Opt. Call	BB	328,006
400	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	423,564
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
1,000	5.250%, 12/01/28	No Opt. Call	A3	1,274,980
13,155	5.000%, 12/01/32	No Opt. Call	A3	17,453,922
7,675	5.000%, 12/01/37	No Opt. Call	A3	10,833,876

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
$2,590	6.000%, 12/01/27	12/21 at 100.00	N/R	2,629,575
1,080	6.000%, 12/01/32	12/21 at 100.00	N/R	1,094,072
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,113,574
166,010	Total Arizona			195,822,621
	Arkansas – 0.5%
18,840	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	Ba3	21,111,916
9,730	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49, 144A (AMT)	9/27 at 103.00	Ba3	11,199,230
	Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2020B-1:
1,300	5.000%, 9/01/37	9/30 at 100.00	BBB+	1,642,784
1,000	5.000%, 9/01/38	9/30 at 100.00	BBB+	1,260,860
1,700	5.000%, 9/01/40	9/30 at 100.00	BBB+	2,134,894
4,000	5.000%, 9/01/44	9/30 at 100.00	BBB+	4,978,560
36,570	Total Arkansas			42,328,244
	California – 17.2%
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
14,510	5.000%, 10/01/35	10/26 at 100.00	BBB+	17,179,114
4,300	5.000%, 10/01/36	10/26 at 100.00	BBB+	5,082,428
6,045	5.000%, 10/01/37	10/26 at 100.00	BBB+	7,126,269
9,715	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C, 0.000%, 5/01/47 (5)	5/40 at 100.00	Aa3	9,260,144
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/38	4/27 at 100.00	AA-	11,624,800
2,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	2,212,920
7,630	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	8,303,195
17,260	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A	8/31 at 100.00	N/R	19,035,881
25,260	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	29,367,529
7,395	California Community Housing Agency, California, Essential Housing Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A	8/30 at 100.00	N/R	8,652,520
18,935	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	21,727,155

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$890	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-1, 5.000%, 6/01/49	6/30 at 100.00	BBB-	1,108,629
12,675	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55	6/30 at 26.72	N/R	2,553,759
5,450	California Educational Facilities Authority, Revenue Bonds, Chapman University, Series 2017B, 4.000%, 4/01/47	4/27 at 100.00	A2	6,156,211
12,060	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Refunding Series 2016, 5.000%, 10/01/49	4/26 at 100.00	AA-	14,198,238
10,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48	11/27 at 100.00	A1	12,283,000
4,650	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/41 (Pre-refunded 11/15/25)	11/25 at 100.00	A1 (7)	5,571,072
4,500	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital at Stanford, Refunding Series 2022A Forward Delivery, 4.000%, 5/15/46 (WI/DD, Settling 5/17/22)	5/32 at 100.00	AA-	5,206,590
1,670	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/42	8/27 at 100.00	BBB+	1,971,352
16,400	California Health Facilities Financing Authority, Revenue Bonds, City of Hope National Medical Center, Series 2019, 4.000%, 11/15/45	11/29 at 100.00	A+	19,224,080
	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A:
1,810	4.000%, 4/01/44	4/30 at 100.00	BBB+	2,134,605
1,970	4.000%, 4/01/45	4/30 at 100.00	BBB+	2,318,138
1,065	4.000%, 4/01/49	4/30 at 100.00	BBB+	1,248,702
3,015	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Refunding Series 2015A, 5.000%, 2/01/40	2/25 at 100.00	AA	3,462,607
	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
1,395	5.000%, 2/01/30	2/27 at 100.00	AA	1,721,779
1,105	5.000%, 2/01/31	2/27 at 100.00	AA	1,362,598
13,305	California Health Facilities Financing Authority, Revenue Bonds, PIH Health, Series 2020A, 3.000%, 6/01/47	6/30 at 100.00	A	14,241,672
485	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	549,534
2,185	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA-	2,385,692
2,320	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A, 5.000%, 8/15/52 (Pre-refunded 8/15/23)	8/23 at 100.00	A1 (7)	2,553,299
9,581	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-1, 3.500%, 11/20/35	No Opt. Call	BBB+	11,226,570

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,940	California Infrastructure and Economic Development Bank, Lease Revenue Bonds, California State Teachers? Retirement System Headquarters Expansion, Green Bond-Climate Bond Certified Series 2019, 5.000%, 8/01/49	8/29 at 100.00	AA	2,437,338
5,000	California Infrastructure and Economic Development Bank, Revenue Bonds, Los Angeles County Museum of Natural History Foundation, Series 2020, 4.000%, 7/01/50	7/30 at 100.00	A2	5,789,400
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
1,850	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	2,078,827
2,425	5.000%, 6/15/46, 144A	6/26 at 100.00	BB	2,683,069
610	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc - Lincoln Project, Taxable Series 2019B, 5.000%, 10/01/39, 144A	10/27 at 100.00	N/R	668,438
1,495	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB	1,680,006
	California Municipal Finance Authority, Revenue Bonds, Biola University, Refunding Series 2017:
470	5.000%, 10/01/29	10/27 at 100.00	Baa1	571,952
1,165	5.000%, 10/01/30	10/27 at 100.00	Baa1	1,411,130
	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A:
7,745	5.000%, 7/01/42	7/27 at 100.00	Baa2	9,092,320
7,385	5.000%, 7/01/47	7/27 at 100.00	Baa2	8,622,800
5,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017B, 5.000%, 7/01/42	7/27 at 100.00	Baa2	5,869,800
34,325	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/43 (AMT)	6/28 at 100.00	BBB-	41,815,401
6,750	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018B, 5.000%, 6/01/48 (AMT)	6/28 at 100.00	BBB-	8,183,092
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,000	5.000%, 11/01/30	11/26 at 100.00	BBB-	1,173,890
1,040	5.250%, 11/01/31	11/26 at 100.00	BBB-	1,239,909
	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A:
1,750	5.000%, 2/01/42	2/27 at 100.00	A-	2,112,565
8,875	5.000%, 2/01/47	2/27 at 100.00	A-	10,680,175
	California Municipal Finance Authority, Student Housing Revenue Bonds, CHF-Davis II, LLC - Orchard Park Student Housing Project, Series 2021:
14,500	3.000%, 5/15/51 – BAM Insured (UB) (4)	5/31 at 100.00	AA	15,594,170
4,825	3.000%, 5/15/54 – BAM Insured (UB) (4)	5/31 at 100.00	AA	5,153,631
3,965	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012, 5.000%, 7/01/37, 144A (AMT)	7/22 at 100.00	BBB	4,193,067

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019:
$1,625	5.000%, 7/01/39, 144A	1/29 at 100.00	BBB	1,972,913
640	5.000%, 11/21/45, 144A	1/29 at 100.00	BBB	767,142
1,450	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/37	10/26 at 100.00	BBB-	1,724,224
	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green Series 2021A:
1,250	5.000%, 11/15/46, 144A	11/29 at 102.00	N/R	1,450,225
440	5.000%, 11/15/56, 144A	11/29 at 102.00	N/R	505,881
1,475	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	Ba2	1,652,133
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Refunding Series 2019B:
1,000	5.000%, 5/01/31	No Opt. Call	Aa3	1,353,150
1,125	5.000%, 5/01/32	No Opt. Call	Aa3	1,554,705
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2021B:
1,000	4.000%, 5/01/40	5/31 at 100.00	Aa3	1,220,630
3,500	4.000%, 5/01/46	5/31 at 100.00	Aa3	4,212,565
33,630	California State University, Systemwide Revenue Bonds, Series 2018A, 5.000%, 11/01/48	11/28 at 100.00	Aa2	42,199,933
	California State, General Obligation Bonds, Refunding Various Purpose Series 2019:
8,000	3.000%, 10/01/34	10/29 at 100.00	Aa2	9,044,800
8,075	3.000%, 10/01/35	10/29 at 100.00	Aa2	9,094,146
11,500	3.000%, 10/01/36	10/29 at 100.00	Aa2	12,831,700
	California State, General Obligation Bonds, Refunding Various Purpose Series 2021 Forward Delivery:
6,250	5.000%, 9/01/31 (WI/DD, Settling 9/02/21)	No Opt. Call	Aa2	8,509,687
6,250	5.000%, 9/01/41 (WI/DD, Settling 9/02/21)	9/31 at 100.00	Aa2	8,252,312
12,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46	8/26 at 100.00	Aa2	14,484,960
3,960	California State, General Obligation Bonds, Various Purpose Series 2019, 5.000%, 4/01/49	4/29 at 100.00	Aa2	5,041,634
	California State, General Obligation Bonds, Various Purpose Series 2020:
4,125	3.000%, 11/01/41	11/30 at 100.00	Aa2	4,536,592
3,000	3.000%, 3/01/46	3/30 at 100.00	Aa2	3,230,580
1,600	4.000%, 3/01/46	3/30 at 100.00	Aa2	1,909,776
1,275	California State, General Obligation Bonds, Various Purpose Series 2021, 5.000%, 12/01/46	12/30 at 100.00	Aa2	1,657,870
7,750	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.500%, 12/01/54	12/24 at 100.00	BB	8,803,457

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
$1,100	5.000%, 12/01/41, 144A	6/26 at 100.00	BB	1,243,693
3,365	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	3,783,471
28,630	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	32,337,299
5,800	California Statewide Communities Development Authority, Pollution Control Revenue Bonds, Southern California Edison Company, Series 2006C, 2.625%, 11/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A-	6,116,390
2,350	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/42	3/28 at 100.00	A+	2,877,129
600	California Statewide Communities Development Authority, Revenue Bonds, Front Porch Communities and Services Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A	687,822
2,900	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57	12/27 at 100.00	A+	3,534,810
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2020A:
1,000	4.000%, 9/02/28	No Opt. Call	N/R	1,110,850
700	5.000%, 9/02/40	9/30 at 100.00	N/R	864,556
	California Statewide Communities Development Authority, Student Housing Revenue Bonds, University of California, Irvine East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series 2017:
4,000	5.000%, 5/15/47	5/27 at 100.00	Baa1	4,734,320
2,750	5.000%, 5/15/50	5/27 at 100.00	Baa1	3,249,785
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
273	5.750%, 7/01/30 (8)	8/21 at 100.00	N/R	259,123
1,752	5.750%, 7/01/35 (8)	8/21 at 100.00	N/R	1,664,672
661	5.500%, 7/01/39 (8)	8/21 at 100.00	N/R	628,178
	Chaffey Community College District, San Bernardino County, California, General Obligation Bonds, Election 2018 Series 2019A:
3,390	3.000%, 6/01/37	6/28 at 100.00	AA	3,728,085
3,705	3.000%, 6/01/38	6/28 at 100.00	AA	4,023,815
3,975	3.000%, 6/01/39	6/28 at 100.00	AA	4,308,661
	College of the Sequoias Community College District, King and Tulare Counties, California, General Obligation Bonds, College of the Sequoias Tulare Area Improvement District 3, Election of 2008, Series 2021E:
1,340	4.000%, 8/01/46 (UB) (4)	8/29 at 100.00	Aa3	1,575,304
4,410	3.000%, 8/01/51 (UB) (4)	8/29 at 100.00	Aa3	4,677,466
10,275	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56, 144A	10/31 at 100.00	N/R	11,299,109
1,610	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1, 3.200%, 9/01/46, 144A	9/31 at 100.00	N/R	1,704,620

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$14,350	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%, 9/01/56, 144A	9/31 at 100.00	N/R	15,944,141
11,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Union South Bay, Series 2021A-1, 3.100%, 7/01/45, 144A	7/31 at 100.00	N/R	11,151,470
400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	411,192
	Downey Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2014 Series 2021C:
5,720	3.000%, 8/01/46 (UB) (4)	8/31 at 100.00	AA-	6,170,336
6,240	3.000%, 8/01/47 (UB) (4)	8/31 at 100.00	AA-	6,730,901
6,170	Elk Grove Finance Authority, California, Special Tax Revenue Bonds, Refunding Series 2016, 5.000%, 9/01/46	9/26 at 100.00	N/R	7,133,384
5,500	Escondido Union School District, San Diego County, California, General Obligation Bonds, Election 2014 Series 2018B, 4.000%, 8/01/47	8/27 at 100.00	AAA	6,265,765
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A:
1,695	0.000%, 1/15/33	No Opt. Call	A-	1,315,117
10,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	7,388,500
10,000	Gilroy Unified School District, Santa Clara County, California, General Obligation Bonds, Election of 2008 & 2016, Series 2019, 4.000%, 8/01/48	8/27 at 100.00	Aa3	11,473,600
	Glendale Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Taxable Refunding Series 2020B:
2,440	0.000%, 8/01/40	2/30 at 73.53	Aa2	1,497,013
2,465	0.000%, 8/01/41	2/30 at 71.08	Aa2	1,455,878
2,650	0.000%, 8/01/42	2/30 at 68.75	Aa2	1,507,347
1,705	0.000%, 8/01/43	2/30 at 66.54	Aa2	936,301
1,550	0.000%, 8/01/44	2/30 at 64.38	Aa2	820,741
1,250	0.000%, 2/01/45	2/30 at 63.32	Aa2	649,288
96,250	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	7/21 at 22.21	CCC-	21,584,062
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
6,000	5.000%, 6/01/33	6/28 at 100.00	BBB	7,454,820
6,285	5.250%, 6/01/47	6/22 at 100.00	N/R	6,517,922
9,000	Irvine Ranch Water District, California, General Obligation Bonds, Series 2016, 5.250%, 2/01/41	8/26 at 100.00	AAA	11,005,560
1,980	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	1,961,546
2,750	Lammersville Joint Unified School District, San Joaquin County, California, Special Tax Bonds, Community Facilities District 2014-1 Improvement Area 1 Mountain House School Facilities, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	3,219,920
11,625	Lammersville Schools Finance Authority, California, Lease Revenue Bonds, Cordes Elementary School, Series 2019, 3.000%, 10/01/49 – BAM Insured	10/27 at 100.00	AA	12,147,892

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$7,000	Lodi Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2016 Series 2020, 3.000%, 8/01/43	8/27 at 100.00	Aa2	7,490,000
15,000	Lodi Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2016 Series 2021, 3.000%, 8/01/46 (UB)	8/30 at 100.00	Aa2	16,188,600
	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2019B:
3,000	3.000%, 8/01/42	8/29 at 100.00	Aa2	3,235,440
21,500	3.000%, 8/01/48	8/29 at 100.00	Aa2	22,966,515
	Long Beach, California, Harbor Revenue Bonds, Series 2017:
1,600	5.000%, 5/15/36 (AMT)	5/27 at 100.00	AA	1,935,328
1,400	5.000%, 5/15/37 (AMT)	5/27 at 100.00	AA	1,690,276
1,410	5.000%, 5/15/40 (AMT)	5/27 at 100.00	AA	1,695,116
	Long Beach, California, Harbor Revenue Bonds, Series 2019A:
7,500	5.000%, 5/15/44	5/29 at 100.00	Aa2	9,507,075
7,500	5.000%, 5/15/49	5/29 at 100.00	Aa2	9,457,650
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A:
9,330	5.000%, 7/01/39	7/28 at 100.00	AAA	11,811,780
10,340	5.000%, 7/01/44	7/28 at 100.00	AAA	12,979,802
6,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Refunding Senior Lien Series 2020A, 5.000%, 5/15/36	11/29 at 100.00	Aa2	7,820,460
15,265	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/44 (AMT)	11/27 at 100.00	Aa3	18,867,540
10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D, 5.000%, 5/15/48 (AMT)	5/29 at 100.00	Aa3	12,405,500
6,400	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Refunding Series 2019D, 5.000%, 7/01/49	7/29 at 100.00	Aa2	8,196,224
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018D:
7,500	5.000%, 7/01/43	7/28 at 100.00	Aa2	9,407,250
6,000	5.000%, 7/01/48	7/28 at 100.00	Aa2	7,485,420
12,555	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019A, 5.250%, 7/01/49	1/29 at 100.00	Aa2	16,133,803
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A:
2,300	5.000%, 7/01/34	1/27 at 100.00	AA+	2,817,339
2,500	5.000%, 7/01/35	1/27 at 100.00	AA+	3,059,500
7,500	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	AA+	9,250,650

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1:
$8,945	5.000%, 7/01/34 – BAM Insured	1/28 at 100.00	AA	11,210,590
7,475	5.000%, 7/01/38	1/28 at 100.00	AA+	9,278,792
15,150	5.250%, 7/01/42	1/28 at 100.00	AA+	18,968,103
	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A:
9,320	5.000%, 6/01/43	6/28 at 100.00	AA	11,634,902
16,990	5.000%, 6/01/48	6/28 at 100.00	AA	21,097,332
2,500	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Green Subordinate Lien Series 2017B, 5.000%, 6/01/35	6/27 at 100.00	AA	3,104,375
500	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	504,210
1,000	Manteca Financing Authority, California, Sewer Revenue Bonds, Series 2009, 5.750%, 12/01/36	12/21 at 100.00	AA-	1,022,610
	Modesto Elementary School District, Stanislaus County, California, General Obligation Bonds, Election 2018 - Measure D Series 2021B:
3,700	3.000%, 8/01/46 (UB) (4)	2/30 at 100.00	Aa3	3,975,872
2,300	3.000%, 8/01/50 (UB) (4)	2/30 at 100.00	Aa3	2,462,127
2,565	Morongo Band of Mission Indians, California, Enterprise Revenue Bonds, Series 2018A, 5.000%, 10/01/42, 144A	10/28 at 100.00	BBB-	3,079,744
	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A:
2,800	7.000%, 11/01/34	No Opt. Call	A	4,411,708
2,500	6.500%, 11/01/39	No Opt. Call	A	4,126,000
7,750	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2014 Series 2021E, 3.000%, 8/01/50 (UB) (4)	8/31 at 100.00	Aa3	8,345,665
30,945	Oakland Unified School District, Alameda County, California, General Obligation Bonds, Election 2012, Series 2019A, 3.000%, 8/01/40 – AGM Insured	8/27 at 100.00	AA	33,075,873
6,195	Oceanside Unified School District, San Diego County, California, General Obligation Bonds, Capital Appreciation, Refunding Series 2020, 0.000%, 8/01/43 – AGM Insured	8/28 at 66.68	AA	3,483,944
5,975	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Series 1993, 5.800%, 8/01/23 – NPFG Insured (ETM)	7/21 at 100.00	N/R (7)	6,334,695
	Orange County, California, Special Tax Bonds, Community Facilities District 2016-1 Esencia Village, Series 2016A:
1,250	5.000%, 8/15/41	8/26 at 100.00	N/R	1,445,325
2,000	5.000%, 8/15/46	8/26 at 100.00	N/R	2,299,160
	Palm Desert Redevelopment Agency, California, Successor Agency Redevelopment Project Area, Series 2017A:
500	5.000%, 10/01/28 – BAM Insured	4/27 at 100.00	AA	612,940
500	5.000%, 10/01/30 – BAM Insured	4/27 at 100.00	AA	610,485
5,325	Placentia-Yorba Linda Unified School District, Orange County, California, General Obligation Bonds, Series 2011D, 0.000%, 8/01/41	No Opt. Call	Aa2	3,458,002

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$3,775	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2009A, 0.000%, 8/01/23	No Opt. Call	Aa2	3,744,725
	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Election 2008 Series 2011B:
11,810	0.000%, 8/01/38	No Opt. Call	Aa2	8,284,597
10,650	0.000%, 8/01/40	No Opt. Call	Aa2	7,042,845
5,500	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	Aa2	3,522,310
15,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured (5)	8/36 at 100.00	AA	19,894,200
5,775	Riverside, California, Sewer Revenue Bonds, Refunding Series 2018A, 5.000%, 8/01/39	8/28 at 100.00	AA-	7,279,330
1,735	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	1,962,875
675	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016, 5.500%, 9/01/46	9/26 at 100.00	N/R	786,092
	Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C:
4,305	5.000%, 7/01/37 (AMT)	7/28 at 100.00	A	5,293,557
6,000	5.000%, 7/01/38 (AMT)	7/28 at 100.00	A	7,364,700
5,000	5.000%, 7/01/39 (AMT)	7/28 at 100.00	A	6,125,750
825	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	9/21 at 100.00	N/R	830,907
6,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Refunding Subordinate Series 2019A, 4.000%, 7/01/38	7/29 at 100.00	A+	7,049,100
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A:
8,000	5.000%, 7/01/42 (AMT)	7/27 at 100.00	A+	9,679,040
2,500	5.000%, 7/01/47	7/27 at 100.00	A+	3,061,325
3,615	5.000%, 7/01/47 (AMT)	7/27 at 100.00	A+	4,368,366
6,895	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Subordinate Lien Series 2018A, 5.250%, 8/01/47	8/28 at 100.00	Aa3	8,727,001
	San Diego Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2017A:
1,815	5.000%, 9/01/36	9/26 at 100.00	AA	2,176,258
6,160	5.000%, 9/01/40	9/26 at 100.00	AA	7,352,699
10,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, 2012 Election Series 2020M-2, 3.000%, 7/01/50 (UB) (4)	7/30 at 100.00	AAA	10,753,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Series 2010C:
$7,150	0.000%, 7/01/39	No Opt. Call	Aa2	4,964,316
2,800	0.000%, 7/01/42	No Opt. Call	Aa2	1,773,940
1,350	0.000%, 7/01/43	No Opt. Call	Aa2	830,642
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B:
5,000	5.000%, 5/01/41 (AMT)	5/26 at 100.00	A1	5,948,150
12,300	5.000%, 5/01/46 (AMT)	5/26 at 100.00	A1	14,590,014
12,715	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A, 5.000%, 5/01/47 (AMT)	5/27 at 100.00	A+	15,381,081
3,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43 (AMT)	5/28 at 100.00	A1	3,690,120
8,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44 (AMT)	5/29 at 100.00	A1	9,936,400
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E:
2,515	5.000%, 5/01/45 (AMT)	5/29 at 100.00	A1	3,117,594
14,470	5.000%, 5/01/50 (AMT)	5/29 at 100.00	A1	17,851,928
13,300	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB+	15,012,774
9,745	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 1/15/44	1/25 at 100.00	A-	11,017,112
2,000	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 3/01/22 (ETM) (AMT)	No Opt. Call	A2 (7)	2,063,100
	San Mateo County Joint Powers Financing Authority, California, Lease Revenue Bonds, Cordilleras Mental Health Center, Series 2021A-1:
2,270	3.000%, 6/15/46 (UB) (4)	6/31 at 100.00	AA+	2,459,432
5,040	2.500%, 6/15/55 (UB) (4)	6/31 at 100.00	AA+	4,952,203
5,350	San Rafael Elementary School District, Marin County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	AA	4,595,810
5,325	Sunnyvale Financing Authority, California, Lease Revenue Bonds, Civic Center Project, Green Series 2020, 2.500%, 4/01/52 (UB) (4)	4/30 at 100.00	AA+	5,380,433
275	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	307,079
500	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 6.750%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	502,645
5,000	Temecula Valley Unified School District, 3.000%, 8/01/47 (UB) (4)	8/29 at 100.00	Aa1	5,379,600
5,250	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Sacramento County Tobacco Securitization Corporation Series 2021A Class 1, 4.000%, 6/01/49	12/30 at 100.00	BBB+	6,281,100
20,385	University of California, General Revenue Bonds, Limited Project Series 2021Q, 3.000%, 5/15/51 (UB) (4)	5/31 at 100.00	AA-	21,998,677

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,360	University of California, General Revenue Bonds, Taxable Series 2021BI, 1.372%, 5/15/28	No Opt. Call	AA	1,349,542
3,500	Upland, California, Certificates of Participation, San Antonio Regional Hospital, Series 2017, 5.000%, 1/01/47	1/28 at 100.00	BBB	3,988,285
5,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	6,210,300
	Westminster School District, Orange County, California, General Obligation Bonds, Series 2009-A1:
2,485	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	2,376,679
1,405	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	1,289,748
2,920	0.000%, 8/01/29 – AGC Insured	No Opt. Call	AA	2,613,400
	William S Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
1,425	5.000%, 9/01/42	9/26 at 100.00	N/R	1,632,537
1,205	5.000%, 9/01/47	9/26 at 100.00	N/R	1,372,688
7,505	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2007A, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	Aa2	6,487,847
11,250	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (5)	No Opt. Call	Aa2	11,579,625
1,359,842	Total California			1,438,441,331
	Colorado – 5.0%
2,500	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A, 5.125%, 12/01/48	12/23 at 103.00	N/R	2,698,150
880	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40	9/25 at 103.00	N/R	972,180
17,840	Auroroa, Colorado, Water Revenue Bonds, Refunding First Lien Green Series 2016, 5.000%, 8/01/41	8/26 at 100.00	AA+	21,475,078
	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A:
500	4.000%, 12/01/29	9/24 at 103.00	N/R	538,190
1,310	5.000%, 12/01/39	9/24 at 103.00	N/R	1,424,651
1,350	5.000%, 12/01/48	9/24 at 103.00	N/R	1,458,311
575	Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-3, 6.750%, 12/01/49, 144A	6/25 at 99.64	N/R	476,853
500	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.125%, 12/01/48	6/24 at 103.00	N/R	546,870
750	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	825,990
500	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	8/21 at 100.00	N/R	500,675

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
$7,000	5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	7,461,090
9,000	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	9,504,810
1,890	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 6.500%, 12/01/47	12/22 at 103.00	N/R	1,992,211
1,450	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013, 5.000%, 6/01/26	6/23 at 100.00	A+	1,568,610
2,065	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	8/21 at 100.00	BB+	2,072,186
3,040	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB+	3,359,230
15,915	Colorado Health Facilities Authority, 3.000%, 11/15/51 (UB)	11/31 at 100.00	AA	17,139,500
6,570	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018B, 5.000%, 11/15/48 (Mandatory Put 11/20/25)	No Opt. Call	AA	7,843,923
1,400	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	1,504,846
18,055	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1, 4.000%, 8/01/44	8/29 at 100.00	BBB+	20,596,422
4,775	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/44	8/29 at 100.00	BBB+	5,936,757
12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012A, 5.000%, 12/01/33 (Pre-refunded 12/01/22)	12/22 at 100.00	A- (7)	12,816,360
725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (7)	799,646
6,155	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A, 5.000%, 6/01/45 (Pre-refunded 6/01/25)	6/25 at 100.00	N/R (7)	7,242,835
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	Baa1	3,272,190
1,750	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	1,902,810
8,000	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2018N, 5.000%, 3/15/38	3/28 at 100.00	Aa2	9,849,760
1,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	1,089,280
850	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019, 4.000%, 12/01/29	12/24 at 103.00	N/R	874,378
500	Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%, 12/01/39	3/25 at 103.00	N/R	549,930
5,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (AMT)	11/23 at 100.00	A+	5,510,450

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
$4,000	5.000%, 12/01/26 (AMT)	No Opt. Call	A+	4,869,960
10,510	5.000%, 12/01/34 (AMT)	12/28 at 100.00	A+	13,126,780
13,390	5.000%, 12/01/35 (AMT)	12/28 at 100.00	A+	16,696,660
19,500	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Current Interest Series 2018A-1, 5.000%, 8/01/48	8/26 at 100.00	AA-	22,942,335
15,750	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series 2021A, 4.000%, 8/01/51	8/31 at 100.00	AA-	18,855,270
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
2,250	5.000%, 12/01/26	No Opt. Call	Baa2	2,738,025
3,130	5.000%, 12/01/30	12/26 at 100.00	Baa2	3,704,793
3,310	5.000%, 12/01/31	12/26 at 100.00	Baa2	3,904,807
5,005	5.000%, 12/01/33	12/26 at 100.00	Baa2	5,873,768
565	5.000%, 12/01/34	12/26 at 100.00	Baa2	661,157
	DIATC Metropolitan District, Commerce City, Adams County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2019:
505	5.000%, 12/01/39, 144A	9/24 at 103.00	N/R	550,839
500	5.000%, 12/01/49, 144A	9/24 at 103.00	N/R	541,845
11,555	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/24 – NPFG Insured	No Opt. Call	A	11,313,847
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
20	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	17,665
395	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	339,005
20	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	A	16,290
25	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	19,823
9,890	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 – NPFG Insured	No Opt. Call	A	9,189,887
1,160	El Paso County School District 49 Falcon, Colorado, Certificates of Participation, Series 2015, 5.000%, 12/15/28	12/25 at 100.00	Aa3	1,375,064
1,035	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	1,075,189
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
1,957	5.250%, 12/01/24	No Opt. Call	N/R	2,088,980
1,365	6.000%, 12/01/38	12/24 at 100.00	N/R	1,420,733
	Fossil Ridge Metropolitan District 3, Lakewood, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2020:
1,000	2.250%, 12/01/38 – BAM Insured	12/30 at 100.00	AA	1,006,210
750	2.375%, 12/01/39 – BAM Insured	12/30 at 100.00	AA	760,620

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A:
$3,000	4.625%, 12/01/29, 144A	6/24 at 103.00	N/R	3,252,540
3,160	5.125%, 12/01/38, 144A	6/24 at 103.00	N/R	3,428,189
2,240	5.375%, 12/01/49, 144A	6/24 at 103.00	N/R	2,429,594
	Grand Junction, Colorado, General Fund Revenue Bonds, Improvement Series 2020B:
3,300	4.000%, 3/01/45	3/30 at 100.00	AA	3,915,879
1,975	4.000%, 3/01/49	3/30 at 100.00	AA	2,335,201
845	Green Valley Ranch East Metropolitan District 6, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50	9/25 at 103.00	N/R	941,212
2,000	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49	3/25 at 103.00	N/R	2,193,320
4,000	Independence Water & Sanitation District, Elbert County, Colorado, Special Revenue Bonds, Series 2019, 7.250%, 12/01/38	6/24 at 103.00	N/R	4,350,400
1,735	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50	12/23 at 103.00	N/R	1,875,153
9,265	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.375%, 12/01/46	12/21 at 103.00	N/R	9,619,479
	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
1,695	5.125%, 12/01/37	12/23 at 103.00	N/R	1,826,702
1,945	5.250%, 12/01/47	12/23 at 103.00	N/R	2,088,580
2,145	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, 5.000%, 12/01/45	12/25 at 100.00	Aa2	2,512,889
1,470	Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	1,597,302
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
4,950	5.000%, 12/01/39	12/24 at 103.00	N/R	5,461,186
15,845	5.000%, 12/01/49	12/24 at 103.00	N/R	17,333,004
620	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	709,677
3,500	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/46 – AGM Insured	12/29 at 100.00	AA	4,147,290
830	Parkdale Community Authority, Erie, Colorado, Limited Tax Supported Revenue Bonds, District 1, Series 2020A, 5.000%, 12/01/40	9/25 at 103.00	N/R	911,647
6,300	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A	12/22 at 100.00	N/R	6,488,937
4,250	Prairie Center Metopolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A, 5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	4,666,925

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$2,810	Prairie Center Metropolitan District No 3, Brighton, Colorado, Special Revenue Bonds, Park and Recreation Improvements Series 2018, 5.125%, 12/15/42	12/23 at 103.00	N/R	3,026,061
2,500	Prairie Farm Metropolitan District, In the City of Commerce City, Adams County, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A, 5.250%, 12/01/48	12/22 at 103.00	N/R	2,686,300
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008:
2,170	6.250%, 11/15/28	No Opt. Call	AA-	2,766,251
3,580	6.500%, 11/15/38	No Opt. Call	AA-	5,609,860
1,300	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A	12/30 at 100.00	N/R	1,495,533
1,175	Raindance Metropolitan District 1, Acting by and through its Water Activity Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.000%, 12/01/40	12/25 at 103.00	N/R	1,293,452
	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A:
1,750	4.000%, 7/15/35	1/31 at 100.00	A-	2,110,010
1,350	3.000%, 7/15/37	1/31 at 100.00	A-	1,447,578
1,000	4.000%, 7/15/39	No Opt. Call	A-	1,314,480
1,000	4.000%, 7/15/40	No Opt. Call	A-	1,322,970
500	Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/40, 144A	9/25 at 103.00	N/R	550,725
2,380	South Sloan?s Lake Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019, 4.000%, 12/01/44 – AGM Insured	12/29 at 100.00	AA	2,737,571
	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A:
555	4.000%, 12/01/29	12/24 at 103.00	N/R	604,678
500	5.000%, 12/01/38	12/24 at 103.00	N/R	550,070
575	Sterling Hills West Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2007, 5.000%, 12/01/39	12/27 at 100.00	A3	689,155
1,310	Thompson Crossing Metropolitan District 4, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2019, 5.000%, 12/01/49	9/24 at 103.00	N/R	1,419,228
	Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2019A:
1,860	4.375%, 12/01/30	9/24 at 103.00	N/R	2,004,857
2,070	5.000%, 12/01/39	9/24 at 103.00	N/R	2,251,166
3,640	5.000%, 12/01/49	9/24 at 103.00	N/R	3,929,635
5,585	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019, 3.250%, 12/15/50 – AGM Insured	12/24 at 103.00	AA	5,974,051

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019:
$500	5.125%, 12/01/34	12/23 at 103.00	N/R	544,845
2,000	5.375%, 12/01/39	12/23 at 103.00	N/R	2,181,280
5,000	5.500%, 12/01/48	12/23 at 103.00	N/R	5,440,750
3,500	Westerly Metropolitan District 4, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50	3/26 at 103.00	N/R	3,856,510
2,700	Willow Springs Ranch Metropolitan District, Monument, El Paso County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	2,924,316
370,812	Total Colorado			417,710,162
	Connecticut – 0.5%
3,065	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State University System, Series 2019Q-2, 5.000%, 11/01/30	11/29 at 100.00	Aa3	3,970,248
860	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc Project, Series 2016A, 5.000%, 9/01/53, 144A	9/26 at 100.00	BB	957,782
4,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A, 3.000%, 7/01/39 – AGM Insured	7/29 at 100.00	AA	4,797,585
11,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45	6/26 at 100.00	AA-	13,182,620
1,675	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2015A, 5.000%, 8/01/35	8/25 at 100.00	AA-	1,958,695
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A:
2,500	4.000%, 5/01/36	5/30 at 100.00	AA-	3,023,900
2,550	4.000%, 5/01/39	5/30 at 100.00	AA-	3,052,656
6,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	7,553,520
32,650	Total Connecticut			38,497,006
	Delaware – 0.2%
1,000	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc Project, Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	BB	1,107,580
	Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical Center Project, Series 2018:
1,905	4.375%, 6/01/48	12/28 at 100.00	BBB	2,155,165
8,300	5.000%, 6/01/48	12/28 at 100.00	BBB	9,888,869
600	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A, 5.000%, 7/01/58	1/28 at 100.00	BB-	676,776
11,805	Total Delaware			13,828,390

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia – 0.8%
	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Subordinate Lien Green Series 2019A:
$440	5.000%, 10/01/38	10/29 at 100.00	AA+	571,045
1,100	5.000%, 10/01/39	10/29 at 100.00	AA+	1,426,524
1,355	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Subordinate Lien Series 2019B, 5.000%, 10/01/37	10/29 at 100.00	AA+	1,759,711
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
480	4.000%, 10/01/35	10/29 at 100.00	A-	567,206
1,635	4.000%, 10/01/38	10/29 at 100.00	A-	1,914,062
8,100	4.000%, 10/01/49 (UB) (4)	10/29 at 100.00	A-	9,302,931
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	A-	10,314,600
3,745	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/31 – AGC Insured	No Opt. Call	AA	3,154,226
2,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Bonds, Series 2011C, 5.000%, 10/01/26 (AMT)	10/21 at 100.00	Aa3	2,023,500
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
8,470	5.000%, 10/01/33 (AMT)	10/28 at 100.00	Aa3	10,724,291
3,000	5.000%, 10/01/34 (AMT)	10/28 at 100.00	Aa3	3,795,360
3,000	5.000%, 10/01/35 (AMT)	10/28 at 100.00	Aa3	3,794,700
3,500	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/34 (AMT)	10/29 at 100.00	Aa3	4,486,545
6,500	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A, 4.000%, 10/01/51 (AMT) (UB)	10/31 at 100.00	Aa3	7,712,185
	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021B:
765	4.000%, 10/01/33	10/30 at 100.00	AA	928,810
1,145	4.000%, 10/01/34	10/30 at 100.00	AA	1,387,648
1,175	4.000%, 10/01/35	10/30 at 100.00	AA	1,421,433
1,260	4.000%, 10/01/36	10/30 at 100.00	AA	1,521,160
1,120	4.000%, 10/01/37	10/30 at 100.00	AA	1,348,334
1,145	4.000%, 10/01/39	10/30 at 100.00	AA	1,370,806
59,935	Total District of Columbia			69,525,077
	Florida – 7.1%
24,445	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Series 2019A, 4.000%, 12/01/49	12/29 at 100.00	A	28,513,137

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A:
$300	5.000%, 11/15/23	No Opt. Call	BBB	328,248
2,300	5.000%, 11/15/28	11/23 at 100.00	BBB	2,487,772
415	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	7/21 at 100.00	N/R	415,448
5,530	Broward County, Florida, Airport System Revenue Bonds, Series 2019A, 4.000%, 10/01/49 (AMT)	10/29 at 100.00	A1	6,342,246
	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019A:
4,345	5.000%, 9/01/44	9/29 at 100.00	A1	5,483,824
9,735	5.000%, 9/01/49	9/29 at 100.00	A1	12,220,832
	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B:
2,250	4.000%, 9/01/37 (AMT) (UB) (4)	9/29 at 100.00	A1	2,639,655
9,870	4.000%, 9/01/39 (AMT) (UB) (4)	9/29 at 100.00	A1	11,529,937
6,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 – AGM Insured (Pre-refunded 10/01/21)	10/21 at 100.00	AA (7)	6,072,000
	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020:
1,085	5.000%, 12/15/35, 144A	7/26 at 100.00	N/R	1,211,251
245	5.000%, 12/15/40, 144A	7/26 at 100.00	N/R	271,061
8,450	5.000%, 12/15/50, 144A	7/26 at 100.00	N/R	9,250,891
2,845	5.000%, 12/15/55, 144A	7/26 at 100.00	N/R	3,107,679
	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments Project, Series 2015A:
1,500	4.750%, 7/01/40	7/25 at 100.00	CCC+	1,169,385
1,380	5.000%, 7/01/50	7/25 at 100.00	CCC+	1,058,074
15,660	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A (8), (9)	6/28 at 100.00	N/R	8,574,017
	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A:
500	4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	538,840
565	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	623,754
610	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	666,279
7,060	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2016B, 4.000%, 7/01/39	7/26 at 100.00	A+	7,958,385
	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2021:
2,090	4.000%, 7/01/34 – AGM Insured	7/31 at 100.00	AA	2,595,655
375	4.000%, 7/01/37 – AGM Insured	7/31 at 100.00	AA	461,843
1,000	4.000%, 7/01/38 – AGM Insured	7/31 at 100.00	AA	1,227,480
1,015	4.000%, 7/01/39 – AGM Insured	7/31 at 100.00	AA	1,242,644

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$6,130	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A (AMT)	10/27 at 100.00	N/R	6,821,770
1,125	Cityplace Community Development District, Florida, Special Assessement and Revenue Bonds, Refunding Series 2012, 5.000%, 5/01/26	No Opt. Call	A	1,276,403
1,000	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,104,560
10,000	County of Miami-Dade FL Water & Sewer System Revenue, 4.000%, 10/01/51 (UB)	10/31 at 100.00	A+	11,844,600
	Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue Bonds, Baptist Health Care Corporation Obligated, Series 2020A:
2,145	4.000%, 8/15/45	2/30 at 100.00	BBB+	2,491,096
2,235	4.000%, 8/15/45 – AGM Insured (UB) (4)	2/30 at 100.00	AA	2,620,761
2,750	4.000%, 8/15/50	2/30 at 100.00	BBB+	3,167,477
2,885	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.750%, 6/15/42 (Pre-refunded 12/15/21)	12/21 at 100.00	N/R (7)	3,013,296
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C, 5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	2,277,560
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater Academy Projects, Series 2020A:
1,070	5.000%, 6/15/50, 144A	6/27 at 100.00	BBB	1,218,495
1,700	5.000%, 6/15/55, 144A	6/27 at 100.00	BBB	1,924,910
1,570	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	1,779,925
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A:
225	5.500%, 6/15/22, 144A	No Opt. Call	N/R	230,229
500	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	517,425
1,100	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	1,134,221
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	2,233,020
1,500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2014A, 6.125%, 6/15/44	6/24 at 100.00	N/R	1,639,035
315	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C, 5.000%, 9/15/50, 144A	9/27 at 100.00	N/R	351,912
83,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	91,324,070
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
37,800	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	8/21 at 104.00	N/R	38,984,274
2,000	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	8/21 at 104.00	N/R	2,059,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1:
$450	4.500%, 6/01/33, 144A	6/28 at 100.00	N/R	536,481
1,450	4.750%, 6/01/38, 144A	6/28 at 100.00	N/R	1,729,995
6,800	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/27 (Pre-refunded 4/01/22)	4/22 at 100.00	A- (7)	7,045,616
11,185	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Refunding Series 2020A, 3.000%, 12/01/48 (UB) (4)	12/30 at 100.00	A2	11,884,622
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Series 2012A:
1,210	5.000%, 12/01/30 (Pre-refunded 12/01/22)	12/22 at 100.00	A2 (7)	1,292,316
1,000	5.000%, 12/01/31 (Pre-refunded 12/01/22)	12/22 at 100.00	A2 (7)	1,068,030
3,000	5.000%, 12/01/37 (Pre-refunded 12/01/22)	12/22 at 100.00	A2 (7)	3,204,090
840	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	899,749
3,130	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (AMT)	10/24 at 100.00	Aa3	3,531,422
	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A:
2,000	4.000%, 8/01/45	2/31 at 100.00	A	2,372,740
4,985	4.000%, 8/01/50	2/31 at 100.00	A	5,865,550
10,000	3.500%, 8/01/55 (UB) (4)	2/31 at 100.00	A	11,047,000
16,780	4.000%, 8/01/55	2/31 at 100.00	A	19,664,985
6,500	Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks Rehabilitation, Series 2020, 4.000%, 11/01/45	11/29 at 100.00	A	7,483,970
	Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A:
6,285	5.250%, 10/01/42	10/27 at 100.00	AA	7,926,642
3,930	5.250%, 10/01/47	10/27 at 100.00	AA	4,939,381
555	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.250%, 6/15/27	7/21 at 100.00	BB-	556,215
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
875	5.500%, 6/15/32	6/22 at 100.00	BB-	897,374
1,375	5.750%, 6/15/42	6/22 at 100.00	BB-	1,407,354
6,875	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial Medical Center, Series 2015, 5.000%, 11/15/45 (Pre-refunded 11/15/24)	11/24 at 100.00	N/R (7)	7,949,837
6,340	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	AA	7,012,420
7,405	Miami Beach, Florida, Stormwater Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/47	9/22 at 100.00	AA-	7,770,141

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$860	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%, 8/01/36	8/27 at 100.00	A+	1,046,474
12,195	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (AMT)	10/25 at 100.00	A	14,193,882
	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2020A:
2,250	4.000%, 10/01/38	10/30 at 100.00	A	2,696,040
1,750	4.000%, 10/01/40	10/30 at 100.00	A	2,088,223
	Miami-Dade County, Florida, General Obligation Bonds, Public Health Trust Program Series 2018A:
6,990	5.000%, 7/01/46	7/29 at 100.00	AA	8,864,648
7,575	5.000%, 7/01/47	7/29 at 100.00	AA	9,599,570
22,160	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	AA- (7)	23,504,226
	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2021:
13,500	3.000%, 10/01/51	4/31 at 100.00	AA-	14,768,460
7,750	3.000%, 10/01/51 (UB) (4)	4/31 at 100.00	AA-	8,478,190
7,500	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc, Series 2019A, 5.000%, 10/01/47	4/29 at 100.00	A+	9,320,850
	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012:
550	4.500%, 6/01/27	8/21 at 100.00	BB+	551,227
625	5.000%, 6/01/32	8/21 at 100.00	BB+	626,363
750	5.000%, 6/01/36	8/21 at 100.00	BB+	751,530
875	5.125%, 6/01/42	8/21 at 100.00	BB+	876,706
325	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49	10/29 at 100.00	BBB+	406,094
	Pinellas County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc, Project, Series 2019:
560	5.000%, 7/01/29	No Opt. Call	N/R	645,523
180	5.000%, 7/01/39	7/29 at 100.00	N/R	217,213
5,095	Putnam County Development Authority, Florida, Pollution Control Revenue Bonds, Seminole Electric Cooperatice, Inc Project, Refunding Series 2018B, 5.000%, 3/15/42	5/28 at 100.00	A-	6,161,842
1,002	Riverbend West Community Development District, Hilsborough County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,103,352
	Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A:
5,000	5.250%, 11/15/39	11/26 at 103.00	N/R	5,499,800
1,015	5.500%, 11/15/49	11/26 at 103.00	N/R	1,116,114

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
$5,000	5.000%, 8/15/31	8/27 at 100.00	AA-	6,178,300
3,655	5.000%, 8/15/47	8/27 at 100.00	AA-	4,465,167
500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/29	1/24 at 100.00	A-	547,665
	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2020A:
13,442	0.000%, 9/01/45	9/30 at 54.56	A+	5,837,323
29,185	0.000%, 9/01/49	9/30 at 46.08	A+	10,618,379
18,422	0.000%, 9/01/53	9/30 at 38.62	A+	5,575,234
35	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	36,380
	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B:
440	4.000%, 7/01/38	7/30 at 100.00	A2	520,212
445	4.000%, 7/01/45	7/30 at 100.00	A2	518,091
12,685	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2017B, 4.000%, 7/01/42	7/28 at 100.00	A+	14,606,016
210	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)	5/22 at 100.00	N/R	187,774
170	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (8)	8/21 at 100.00	N/R	2
475	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (8)	8/21 at 100.00	N/R	5
435	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (5)	8/21 at 100.00	N/R	424,247
270	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (5)	8/21 at 100.00	N/R	206,134
290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (8)	8/21 at 100.00	N/R	3
250	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1, 6.125%, 5/01/42	5/22 at 100.00	N/R	257,105
1,490	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	1,524,449
	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Refunding Series 2017:
2,380	5.000%, 10/15/42	10/27 at 100.00	A+	2,878,562
3,000	5.000%, 10/15/47	10/27 at 100.00	A+	3,607,890
13,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc Project, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A-	14,991,340

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
$470	5.125%, 5/01/36	5/28 at 100.00	N/R	526,109
930	5.500%, 5/01/46	5/28 at 100.00	N/R	1,053,262
581,276	Total Florida			597,166,282
	Georgia – 0.7%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
2,500	6.750%, 1/01/35	1/28 at 100.00	N/R	1,757,200
1,000	7.000%, 1/01/40	1/28 at 100.00	N/R	702,960
2,000	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40 (AMT)	7/29 at 100.00	Aa3	2,334,600
16,925	Geo L Smith II Georgia World Congress Center Authority, Georgia, Convention Center Hotel Revenue Bonds, First Tier Series 2021A, 4.000%, 1/01/54	1/31 at 100.00	BBB-	19,780,247
	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A:
1,250	5.000%, 1/01/35	7/28 at 100.00	A	1,551,988
700	5.000%, 1/01/36	7/28 at 100.00	A	867,853
770	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993BB, 5.250%, 1/01/25 – NPFG Insured	No Opt. Call	A1	844,382
	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2007A:
960	5.000%, 3/15/22	No Opt. Call	A+	990,538
1,000	5.500%, 9/15/28	No Opt. Call	A+	1,282,570
5,000	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	A2	6,006,600
	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2020B:
1,000	4.000%, 9/01/38	9/30 at 100.00	AA	1,218,390
2,000	4.000%, 9/01/39	9/30 at 100.00	AA	2,430,880
2,000	4.000%, 9/01/40	9/30 at 100.00	AA	2,426,720
1,590	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa1	1,609,859
13,120	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A+	14,374,534
51,815	Total Georgia			58,179,321

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam – 0.1%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2021F Forward Delivery:
$885	5.000%, 1/01/30 (WI/DD, Settling 10/07/21)	No Opt. Call	Ba1	1,115,286
885	5.000%, 1/01/31 (WI/DD, Settling 10/07/21)	No Opt. Call	Ba1	1,132,304
2,065	4.000%, 1/01/36 (WI/DD, Settling 10/07/21)	1/31 at 100.00	Ba1	2,401,802
2,020	4.000%, 1/01/42 (WI/DD, Settling 10/07/21)	1/31 at 100.00	Ba1	2,306,759
1,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	1,043,797
1,475	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2020A, 5.000%, 1/01/50	7/30 at 100.00	A-	1,814,796
1,610	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	Baa2	1,756,880
9,960	Total Guam			11,571,624
	Hawaii – 0.1%
1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	AA-	1,641,000
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	1,090,440
4,545	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (AMT)	7/25 at 100.00	A+	5,242,930
7,045	Total Hawaii			7,974,370
	Idaho – 0.2%
	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
2,300	3.500%, 9/01/33	9/26 at 100.00	BB+	2,406,513
205	5.000%, 9/01/37	9/26 at 100.00	BB+	228,653
	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A:
2,435	5.000%, 3/01/36	9/28 at 100.00	A-	3,011,486
2,250	5.000%, 3/01/37	9/28 at 100.00	A-	2,776,568
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2021A:
1,290	4.000%, 7/15/38	7/31 at 100.00	A+	1,565,789
1,000	4.000%, 7/15/39	7/31 at 100.00	A+	1,210,620
2,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Idaho Arts Charter School, Inc Project, Refunding Series 2016A, 5.000%, 12/01/38	12/26 at 100.00	BBB-	2,226,300
11,480	Total Idaho			13,425,929
	Illinois – 7.7%
1,330	Adams County School District 172, Quincy, Illinois, General Obligation Bonds, School Series 2017, 5.000%, 2/01/36 – AGM Insured	2/27 at 100.00	AA	1,600,283
	Bensenville, Illinois, General Obligation Bonds, Series 2011A:
1,295	5.000%, 12/15/30 – AGM Insured (Pre-refunded 12/15/21)	12/21 at 100.00	AA (7)	1,323,166
705	5.000%, 12/15/30 – AGM Insured (Pre-refunded 12/15/21)	12/21 at 100.00	AA (7)	720,665

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,275	Champaign, Illinois, General Obligation Sales Tax Bonds, Public Safety Series 1999, 8.250%, 1/01/22 – FGIC Insured	No Opt. Call	Baa2	1,323,029
67,800	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	84,404,220
625	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2012A, 5.000%, 12/01/42	12/22 at 100.00	BB	657,375
1,215	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39	12/24 at 100.00	BB	1,370,338
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2012B:
4,540	5.000%, 12/01/34	12/22 at 100.00	BB	4,792,106
3,000	4.000%, 12/01/35	12/22 at 100.00	BB	3,112,650
2,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34	12/27 at 100.00	BB	2,453,940
35,090	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB	43,337,203
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2021A:
4,000	5.000%, 12/01/35	12/30 at 100.00	BB	5,193,600
2,000	5.000%, 12/01/41	12/30 at 100.00	BB	2,559,580
3,475	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Refunding Series 2007B, 5.250%, 12/01/35	No Opt. Call	Aaa	5,117,876
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A:
1,250	5.000%, 12/01/45 (UB) (4)	12/29 at 100.00	A+	1,563,600
2,220	4.000%, 12/01/50 (UB) (4)	12/29 at 100.00	A+	2,573,824
1,815	5.000%, 12/01/55 (UB) (4)	12/29 at 100.00	A+	2,238,294
2,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	AA (7)	2,144,814
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014:
5,000	5.250%, 12/01/49	12/24 at 100.00	AA	5,777,650
12,500	5.250%, 12/01/49 (UB) (4)	12/24 at 100.00	AA	14,444,125
1,270	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	1,318,933
7,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2012B, 5.000%, 1/01/31 (Pre-refunded 1/01/22) (AMT)	1/22 at 100.00	A (7)	7,163,310
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2020A:
2,390	4.000%, 1/01/35	1/30 at 100.00	A	2,850,768
5,000	4.000%, 1/01/36	1/30 at 100.00	A	5,944,750
3,000	4.000%, 1/01/38	1/30 at 100.00	A	3,549,870
3,180	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2015C, 5.000%, 1/01/46 (AMT)	1/25 at 100.00	A	3,615,278

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$900	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.000%, 1/01/35	1/24 at 100.00	BBB+	978,975
8,805	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	11,063,659
920	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.500%, 1/01/33	1/25 at 100.00	BBB+	1,057,494
13,760	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/40	1/25 at 100.00	BBB+	15,667,686
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
400	5.250%, 1/01/35	7/21 at 100.00	BBB+	401,080
5,660	5.000%, 1/01/40	7/21 at 100.00	BBB+	5,673,244
1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	BBB+	1,017,650
7,545	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E, 5.500%, 1/01/42	1/25 at 100.00	BBB+	8,573,534
1,320	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 1/01/25	1/22 at 100.00	BBB+	1,348,314
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
2,260	5.000%, 1/01/24	No Opt. Call	BBB+	2,505,843
935	5.000%, 1/01/25	No Opt. Call	BBB+	1,073,642
2,500	5.000%, 1/01/29	1/26 at 100.00	BBB+	2,922,700
705	5.000%, 1/01/35	1/26 at 100.00	BBB+	812,872
2,175	5.000%, 1/01/38	1/26 at 100.00	BBB+	2,498,335
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A:
50	5.000%, 1/01/27	No Opt. Call	BBB+	60,870
6,000	5.000%, 1/01/30	No Opt. Call	BBB+	7,784,340
2,200	Chicago, Illinois, General Obligation Bonds, Series 2015A, 5.500%, 1/01/39	1/25 at 100.00	BBB+	2,507,164
715	Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	BBB+	812,469
3,000	Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien Series 2014A, 5.000%, 1/01/31 (AMT)	1/24 at 100.00	A	3,307,110
7,595	DuPage County, Illinois, Revenue Bonds, Morton Arboretum Project, Green Series 2020, 3.000%, 5/15/47	5/30 at 100.00	A1	7,877,762
5,000	Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Refunding Series 2018A, 4.125%, 5/15/47	11/28 at 100.00	A	5,769,550
1,400	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 7.125%, 10/01/41	10/21 at 100.00	BB+	1,417,486
	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020:
2,450	4.000%, 10/01/40	10/30 at 100.00	BBB+	2,846,214
3,140	4.000%, 10/01/50	10/30 at 100.00	BBB+	3,588,518
1,450	4.000%, 10/01/55	10/30 at 100.00	BBB+	1,650,709
2,195	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A, 5.000%, 9/01/34	9/24 at 100.00	AA+	2,460,617

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,200	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc, Refunding Series 2010, 6.125%, 5/15/27	8/21 at 100.00	BBB-	1,204,212
3,895	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (7)	4,026,378
10,810	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/40	6/26 at 100.00	A3	12,878,710
	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Series 2020A:
1,645	5.000%, 8/15/32	8/30 at 100.00	AA-	2,177,635
1,250	5.000%, 8/15/33	8/30 at 100.00	AA-	1,647,100
9,780	3.250%, 8/15/49 (UB) (4)	8/30 at 100.00	AA-	10,790,470
10,715	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	12,523,585
10,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020A, 3.000%, 5/15/50 (UB) (4)	11/30 at 100.00	A	10,667,000
1,545	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	8/21 at 100.00	AA+	1,549,820
895	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 5.500%, 7/01/28	7/23 at 100.00	A-	961,821
20	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015A, 4.000%, 11/15/39	5/25 at 100.00	AA-	21,993
1,105	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/35	8/25 at 100.00	A3	1,286,353
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed Period Series 2021A:
4,300	4.000%, 8/15/40	8/31 at 100.00	AA-	5,220,630
4,210	4.000%, 8/15/41	8/31 at 100.00	AA-	5,097,257
29,145	3.000%, 8/15/48 (UB) (4)	8/31 at 100.00	AA-	31,116,951
4,000	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41	8/21 at 100.00	AA-	4,027,840
18,317	Illinois Housing Development Authority, Housing Revenue Bonds, MBS Pass Through Program, Series 2017A, 3.125%, 2/01/47	3/26 at 100.00	Aaa	19,638,049
4,000	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized - Lifelink Developments, Series 2006, 4.850%, 4/20/41 (AMT) (UB) (4)	6/21 at 100.00	AA+	4,008,200
7,335	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/31 – AGM Insured	6/24 at 100.00	AA	8,143,684
	Illinois State, General Obligation Bonds, December Series 2017A:
5,000	5.000%, 12/01/24	No Opt. Call	Baa2	5,734,950
1,560	5.000%, 12/01/32	12/27 at 100.00	Baa2	1,884,386
3,725	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/36	6/26 at 100.00	Baa2	4,115,492
7,985	Illinois State, General Obligation Bonds, March Series 2012, 5.000%, 3/01/31	3/22 at 100.00	Baa2	8,235,170

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, March Series 2021A:
$2,250	4.000%, 3/01/38	3/31 at 100.00	Baa2	2,659,185
1,300	4.000%, 3/01/40	3/31 at 100.00	Baa2	1,529,827
11,065	Illinois State, General Obligation Bonds, May Series 2020, 5.750%, 5/01/45	5/30 at 100.00	Baa2	14,369,341
	Illinois State, General Obligation Bonds, November Series 2017D:
11,625	5.000%, 11/01/27	No Opt. Call	Baa2	14,317,931
3,000	5.000%, 11/01/28	11/27 at 100.00	Baa2	3,676,440
	Illinois State, General Obligation Bonds, Refunding September Series 2018A:
2,000	5.000%, 10/01/28	No Opt. Call	Baa2	2,510,020
3,500	5.000%, 10/01/33	10/28 at 100.00	Baa2	4,299,995
500	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/27	3/22 at 100.00	Baa2	515,570
1,440	Illinois State, General Obligation Bonds, Series 2013, 5.250%, 7/01/28	7/23 at 100.00	Baa2	1,567,915
5,000	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 5.000%, 6/15/28	7/21 at 100.00	BBB+	5,029,900
12,500	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2020A, 5.000%, 1/01/45	1/31 at 100.00	AA-	16,146,125
875	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012A, 5.000%, 6/15/42 – NPFG Insured	6/22 at 100.00	BBB	913,579
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
1,280	5.000%, 6/15/23	6/22 at 100.00	BBB	1,335,808
10,180	5.000%, 6/15/52	6/22 at 100.00	BBB	10,625,375
5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BBB	6,206,436
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A:
5,000	4.000%, 6/15/50 – BAM Insured	12/29 at 100.00	AA	5,777,350
7,000	5.000%, 6/15/50	12/29 at 100.00	BBB	8,761,340
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
2,500	0.000%, 12/15/52 – BAM Insured	No Opt. Call	AA	1,120,700
1,225	5.000%, 6/15/53	12/25 at 100.00	BBB	1,407,280
8,025	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A, 0.000%, 12/15/21 – NPFG Insured	No Opt. Call	Baa2	8,000,042
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
10,000	0.000%, 12/15/35 – AGM Insured	No Opt. Call	AA	7,443,800
22,500	0.000%, 12/15/37 – NPFG Insured	No Opt. Call	BBB	15,005,925
1,841	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured	3/24 at 100.00	AA	2,011,403
845	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012, 4.750%, 10/01/29	10/22 at 100.00	Baa1	875,521

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$4,450	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2001A, 6.000%, 7/01/27 – FGIC Insured	No Opt. Call	AA+	5,494,459
3,000	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Second Lien Series 2020A, 5.000%, 1/01/30	No Opt. Call	AA-	3,923,370
1,000	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018A, 5.000%, 1/01/36	1/28 at 100.00	AA-	1,224,110
	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015:
15,530	4.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	16,605,142
3,485	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	4,003,359
5,000	University of Illinois, Auxiliary Facilities System Revenue Bonds, Series 2013A, 4.000%, 4/01/32	4/23 at 100.00	A+	5,267,250
7,405	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.000%, 10/01/42	10/23 at 100.00	A-	8,231,620
572,313	Total Illinois			644,642,888
	Indiana – 1.7%
2,000	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	2,206,960
6,495	IIndiana Finance Authority, Hospital Revenue Bonds, Parkview Health, Series 2018A, 5.000%, 11/01/43	11/28 at 100.00	AA-	8,006,451
825	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory Inc Project, Series 2021A, 5.000%, 12/01/40	12/27 at 103.00	N/R	902,781
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016:
3,710	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	4,045,607
6,075	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	6,601,885
5,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2018, 4.000%, 6/01/44	12/28 at 100.00	A2	5,742,650
3,600	Indiana Finance Authority, Educational Facilities Revenue Bonds, Rose Hulman Institute Of Technology Project, Series 2020A, 4.000%, 6/01/50	6/30 at 100.00	A2	4,163,544
1,640	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/39	10/24 at 100.00	Baa1	1,846,394
2,830	Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A	12/27 at 103.00	N/R	2,949,030
640	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A, 4.125%, 12/01/26	No Opt. Call	B-	700,832
	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A:
9,215	5.000%, 7/01/48 (AMT)	7/23 at 100.00	A-	9,997,814
6,250	5.250%, 1/01/51 (AMT)	7/23 at 100.00	A-	6,809,438
15,205	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	18,204,794

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$8,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/40	10/24 at 100.00	AA	9,108,160
2,200	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-7, 5.000%, 11/15/46	11/26 at 100.00	AA+	2,648,338
	Indianapolis Local Public Improvement Bond Bank, Indiana, Community Justice Campus Bonds, Courthouse & Jail Project, Series 2019A:
6,490	5.000%, 2/01/44	2/29 at 100.00	AAA	8,123,987
23,520	5.000%, 2/01/49	2/29 at 100.00	AAA	29,236,536
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,530	5.000%, 4/01/26	4/22 at 100.00	Baa3	1,576,344
1,400	5.000%, 4/01/27	4/22 at 100.00	Baa3	1,442,126
1,560	5.000%, 4/01/29	4/22 at 100.00	Baa3	1,606,675
	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013:
175	5.875%, 1/01/24 (AMT)	No Opt. Call	N/R	187,441
9,185	7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	10,501,486
5,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc, Series 2011, 8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	5,063,300
122,545	Total Indiana			141,672,573
	Iowa – 0.3%
4,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health, Series 2016E, 4.000%, 8/15/46	2/26 at 100.00	AA-	4,428,040
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	2,063,700
1,490	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	7/21 at 103.00	BB-	1,521,201
10,375	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	11,363,841
3,920	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	4,249,868
21,785	Total Iowa			23,626,650
	Kansas – 0.1%
	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc, Series 2016:
1,500	5.000%, 12/01/36	12/26 at 100.00	Ba1	1,700,805
1,320	5.000%, 12/01/41	12/26 at 100.00	Ba1	1,485,990
	Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019:
1,500	5.000%, 3/01/44	3/29 at 100.00	BB-	1,557,240
3,500	5.000%, 3/01/49	3/29 at 100.00	BB-	3,627,225

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
$680	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	7/21 at 100.00	BBB	680,347
8,500	Total Kansas			9,051,607
	Kentucky – 1.3%
230	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019, 4.000%, 2/01/35	2/30 at 100.00	Baa2	263,771
10,000	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%, 10/01/34 (AMT)	6/31 at 100.00	A1	10,181,400
5,000	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32 (AMT)	6/31 at 100.00	A1	5,083,750
	Kentucky Bond Development Corporation, Transient Room Tax Revenue Bonds, Lexington Center Corporation Project, Series 2018A:
2,545	5.000%, 9/01/43	9/28 at 100.00	A2	3,114,902
2,600	5.000%, 9/01/48	9/28 at 100.00	A2	3,155,126
6,345	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42 (Pre-refunded 8/15/21)	8/21 at 100.00	N/R (7)	6,381,357
6,565	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2017A, 5.000%, 12/01/45 – AGM Insured (UB) (4)	12/27 at 100.00	AA	8,011,466
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
2,745	5.000%, 7/01/27	7/25 at 100.00	BBB+	3,164,820
2,100	5.000%, 7/01/33	7/25 at 100.00	BBB+	2,362,878
5,655	5.000%, 7/01/37	7/25 at 100.00	BBB+	6,321,951
2,175	5.000%, 1/01/45	7/25 at 100.00	BBB+	2,411,248
	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project, Refunding Series 2020A Forward Delivery:
1,000	5.000%, 9/01/34	9/29 at 100.00	Baa1	1,250,410
725	5.000%, 9/01/35	9/29 at 100.00	Baa1	903,952
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 119, Series 2018:
2,000	5.000%, 5/01/35	5/28 at 100.00	A1	2,463,900
2,500	5.000%, 5/01/36	5/28 at 100.00	A1	3,073,000
4,000	5.000%, 5/01/37	5/28 at 100.00	A1	4,906,400
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 122, Series 2019A:
1,000	4.000%, 11/01/35	11/28 at 100.00	A1	1,159,460
1,250	4.000%, 11/01/36	11/28 at 100.00	A1	1,448,125
3,000	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2016A, 3.000%, 5/15/35	11/25 at 100.00	AA	3,223,230

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare Inc, Series 2016A:
$5,735	5.000%, 10/01/31	10/26 at 100.00	A+	6,884,409
2,785	4.000%, 10/01/35	10/26 at 100.00	A+	3,141,647
5,415	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare, Inc, Series 2020A, 3.000%, 10/01/43	10/29 at 100.00	A+	5,731,561
12,750	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A2	13,934,985
8,000	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-2, 1.362%, 12/01/49 (Mandatory Put 6/01/25) (1-Month LIBOR *67% reference rate + 1.300% spread) (6)	3/25 at 100.00	A1	8,233,120
96,120	Total Kentucky			106,806,868
	Louisiana – 1.5%
	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019:
2,770	5.000%, 12/01/25	No Opt. Call	BB+	3,042,679
1,455	5.000%, 12/01/26	No Opt. Call	BB+	1,619,561
1,525	5.000%, 12/01/27	No Opt. Call	BB+	1,715,534
1,605	5.000%, 12/01/28	No Opt. Call	BB+	1,820,230
2,930	5.000%, 12/01/29	No Opt. Call	BB+	3,343,364
1,700	5.000%, 12/01/34	12/29 at 100.00	BB+	1,888,836
2,625	5.000%, 12/01/39	12/29 at 100.00	BB+	2,868,232
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A:
16,495	3.000%, 5/15/47 (UB) (4)	5/30 at 100.00	A	17,664,825
21,235	4.000%, 5/15/49	5/30 at 100.00	A	24,662,117
5,710	4.000%, 5/15/49 (UB) (4)	5/30 at 100.00	A	6,631,537
2,400	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Tulane University, Refunding Series 2020A, 4.000%, 4/01/50	4/30 at 100.00	A	2,817,480
23,975	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)	7/23 at 100.00	N/R	25,754,185
2,030	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A	2,305,857
1,050	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44 (Pre-refunded 6/01/24)	6/24 at 100.00	A (7)	1,192,727
6,750	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Series 2020E, 5.000%, 4/01/44 (AMT)	4/30 at 100.00	A	8,302,365
2,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2008, 6.100%, 6/01/38 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	2,647,200
500	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	671,915

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$6,425	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	8,504,130
2,930	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	3,370,467
4,000	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	4,093,640
1,650	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37 (Mandatory Put 7/01/26)	No Opt. Call	BBB	1,727,335
1,135	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B, 4.000%, 12/01/49 – AGM Insured	12/28 at 100.00	AA	1,285,285
112,895	Total Louisiana			127,929,501
	Maine – 0.1%
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineHealth Issue, Series 2020A:
2,355	4.000%, 7/01/45	7/30 at 100.00	A+	2,762,980
2,755	4.000%, 7/01/50	7/30 at 100.00	A+	3,217,041
	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013:
460	5.000%, 7/01/26	7/23 at 100.00	BBB+	499,841
1,000	5.000%, 7/01/27	7/23 at 100.00	BBB+	1,085,150
6,570	Total Maine			7,565,012
	Maryland – 0.6%
10,000	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/39	9/27 at 100.00	CCC	10,536,800
1,030	Frederick County, Maryland, Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020A, 5.000%, 7/01/43, 144A	7/30 at 102.00	N/R	1,235,207
735	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B, 4.625%, 7/01/43, 144A	7/30 at 102.00	N/R	891,165
	Maryland Economic Development Corporation Economic Development Revenue Bonds, Terminal Project, Series 2019A:
450	5.000%, 6/01/44 (AMT)	6/29 at 100.00	Baa3	532,904
900	5.000%, 6/01/49 (AMT)	6/29 at 100.00	Baa3	1,059,606
3,885	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	8/21 at 100.00	BB-	3,928,823
1,500	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	BB-	1,528,875
14,350	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (4)	2/25 at 100.00	A	16,516,993
8,390	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2016, 5.000%, 5/01/41 (Pre-refunded 5/01/26)	5/26 at 100.00	AA (7)	10,180,678
41,240	Total Maryland			46,411,051

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts – 2.1%
$10,000	Attleboro, Massachusetts, General Obligation Bonds, School Project, Series 2020, 2.625%, 10/15/50 (UB) (4)	10/28 at 100.00	AA	10,157,500
8,620	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Senior Lien Capital Appreciation Series 2016A, 0.000%, 7/01/32	7/26 at 85.54	AA	6,843,073
1,000	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017, 5.000%, 10/01/57, 144A	10/22 at 105.00	BB+	1,094,670
4,350	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37 (8)	8/21 at 100.00	N/R	1,957,500
	Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel Lahey Health Issue, Series 2019K:
1,315	5.000%, 7/01/31	7/29 at 100.00	A	1,683,042
1,250	5.000%, 7/01/32	7/29 at 100.00	A	1,595,900
	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E:
1,200	5.000%, 7/01/35	7/26 at 100.00	BBB	1,402,920
5,590	5.000%, 7/01/37	7/26 at 100.00	BBB	6,514,698
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
10,000	5.000%, 7/01/43	7/28 at 100.00	A	12,212,600
6,750	5.000%, 7/01/53	7/28 at 100.00	A	8,150,692
10,410	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2016A, 5.000%, 1/01/47	1/27 at 100.00	BBB+	12,140,975
1,500	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	1,768,065
1,035	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 4.875%, 1/01/24	1/23 at 100.00	BBB	1,108,133
	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G:
1,400	4.000%, 7/01/46	7/31 at 100.00	A-	1,655,640
355	5.000%, 7/01/50	7/31 at 100.00	A-	455,596
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A:
2,500	5.000%, 7/01/39	1/29 at 100.00	BBB+	3,076,950
10,165	5.000%, 7/01/44	1/29 at 100.00	BBB+	12,343,868
920	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2020C, 4.000%, 10/01/45 – AGM Insured	10/30 at 100.00	AA	1,082,564
	Massachusetts Development Finance Agency, Revenue Bonds, Woods Hole Oceanographic Institution, Series 2018:
3,490	5.000%, 6/01/43	6/28 at 100.00	AA-	4,356,846
6,210	5.000%, 6/01/48	6/28 at 100.00	AA-	7,711,268
18,045	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/43 (AMT)	7/26 at 100.00	Aa2	21,447,926

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Port Authority, Revenue Bonds, Series 2021E:
$7,000	5.000%, 7/01/46 (AMT)	7/31 at 100.00	Aa2	8,998,290
12,500	5.000%, 7/01/51 (AMT)	7/31 at 100.00	Aa2	15,990,500
3,010	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46	3/24 at 100.00	Aa1	3,369,846
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2017F, 5.000%, 11/01/43	11/27 at 100.00	Aa1	6,265,650
9,775	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020C, 3.000%, 3/01/49 (UB) (4)	3/30 at 100.00	Aa1	10,553,383
7,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2021B, 3.000%, 4/01/49 (UB) (4)	4/31 at 100.00	Aa1	8,164,950
150,890	Total Massachusetts			172,103,045
	Michigan – 1.3%
2,000	Detroit, Wayne County, Michigan, General Obligation Bonds, Social Bond Series 2021A, 5.000%, 4/01/46	4/31 at 100.00	BB-	2,465,520
8,385	Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2021, 3.000%, 7/01/51 (UB)	7/31 at 100.00	AA	8,947,298
3,755	Lansing Community College, Michigan, General Obligation Bonds, College Building & Site, Limited Tax Series 2019, 3.000%, 5/01/49	5/29 at 100.00	AA	3,927,354
2,485	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 5.000%, 11/01/43	11/28 at 100.00	Aa3	3,072,951
	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne, Second Lien Refunding Series 2020:
2,500	4.000%, 11/01/45	11/30 at 100.00	AA	2,943,050
9,730	4.000%, 11/01/50 (UB) (4)	11/30 at 100.00	AA	11,398,695
	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2019A:
16,670	4.000%, 2/15/47	8/29 at 100.00	AA-	19,294,191
8,570	4.000%, 2/15/50	8/29 at 100.00	AA-	9,891,665
	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2016MI:
145	5.000%, 12/01/45 (Pre-refunded 6/01/26)	6/26 at 100.00	N/R (7)	175,298
9,970	5.000%, 12/01/45	6/26 at 100.00	AA-	11,948,247
	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011:
105	6.000%, 10/01/21	No Opt. Call	B	104,510
500	7.000%, 10/01/31	10/21 at 100.00	B	474,065
1,000	7.000%, 10/01/36	10/21 at 100.00	B	915,910
2,750	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020A-CL-1, 4.000%, 6/01/49	12/30 at 100.00	BBB+	3,196,710
85,205	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65	12/30 at 18.38	N/R	11,445,588

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$1,250	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	7/21 at 100.00	BBB-	1,252,925
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A:
750	5.375%, 10/15/41 (Pre-refunded 10/15/21)	10/21 at 100.00	Aa2 (7)	761,333
2,000	5.500%, 10/15/45 (Pre-refunded 10/15/21)	10/21 at 100.00	Aa2 (7)	2,030,940
10,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2020-I, 3.000%, 10/15/51 (WI/DD, Settling 7/14/21)	10/31 at 100.00	Aa2	10,733,100
5,000	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/39	3/24 at 100.00	A+	5,562,900
172,770	Total Michigan			110,542,250
	Minnesota – 1.0%
310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/41	8/26 at 100.00	BB+	330,829
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
150	5.000%, 7/01/36	7/24 at 102.00	N/R	164,281
270	5.000%, 7/01/47	7/24 at 102.00	N/R	292,664
4,050	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/51	10/24 at 102.00	N/R	4,291,623
	Columbus, Minnesota, Senior Housing Revenue Bonds, Richfield Senior Housing, Inc, Refunding Series 2015:
250	5.250%, 1/01/40	1/23 at 100.00	N/R	250,390
675	5.250%, 1/01/46	1/23 at 100.00	N/R	668,115
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
1,555	5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	1,594,139
1,250	5.000%, 8/01/51, 144A	8/22 at 100.00	N/R	1,280,787
	Forest Lake, Minnesota Charter School Lease Revenue Bonds, North Lakes Academy, Refunding Series 2021A:
3,295	5.000%, 7/01/41	7/31 at 100.00	N/R	3,738,639
11,160	5.000%, 7/01/56	7/31 at 100.00	N/R	12,412,487
2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,860,336
2,250	Minnesota Higher Education Facilities Authority, Revenue Bonds, Saint Catherine University, Refunding Series 2018A, 5.000%, 10/01/45	10/28 at 100.00	Baa1	2,692,057
7,446	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47	7/26 at 100.00	Aaa	7,809,108
20,246	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2017G, 2.650%, 10/01/47	1/27 at 100.00	Aaa	21,126,994
500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BB+	525,805

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$1,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%, 11/15/47	11/27 at 100.00	A+	1,217,360
16,825	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, 144A (AMT)	10/22 at 100.00	BBB-	17,211,975
	St Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc, Series 2015A:
2,500	5.000%, 11/15/27 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (7)	2,983,200
235	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	N/R (7)	280,421
3,750	Western Minnesota Municipal Power Agency, Minnesota, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa3 (7)	4,194,150
80,292	Total Minnesota			85,925,360
	Mississippi – 0.4%
1,290	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2021, 2.375%, 6/01/44 (UB) (4)	6/26 at 100.00	A	1,298,824
5,000	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System Project, Series 2005, 5.250%, 7/01/24 – AGM Insured (ETM)	No Opt. Call	AA (7)	5,489,200
1,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%, 10/15/35	10/25 at 100.00	A+	1,161,130
	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A:
3,255	5.000%, 10/15/31	10/28 at 100.00	A+	4,075,716
2,415	5.000%, 10/15/32	10/28 at 100.00	A+	3,022,469
1,030	5.000%, 10/15/33	10/28 at 100.00	A+	1,285,842
2,450	5.000%, 10/15/36	10/28 at 100.00	A+	3,043,218
7,000	4.000%, 10/15/38	10/28 at 100.00	A+	8,028,230
3,430	University of Mississippi Educational Building Corporation, Revenue Bonds, Facilities Refinancing Project, Refunding Series 2019A, 3.000%, 10/01/34	10/29 at 100.00	Aa2	3,754,272
26,870	Total Mississippi			31,158,901
	Missouri – 3.2%
3,185	Bi-State Development Agency, Missouri, Bi-State MetroLink District, St Clair County Metrolink Extension Project Bonds, Refunding Series 2006, 5.250%, 7/01/27 – AGM Insured	No Opt. Call	AA	4,022,910
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2021:
645	4.000%, 3/01/41	3/31 at 100.00	BBB-	748,510
2,005	3.000%, 3/01/46	3/31 at 100.00	BBB-	2,089,170
530	4.000%, 3/01/46	3/31 at 100.00	BBB-	608,753
2,500	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, School Building Series 2018A, 6.000%, 3/01/38	3/29 at 100.00	AA+	3,387,725
5,000	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019A, 5.000%, 3/01/44 (AMT)	3/29 at 100.00	A2	6,157,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B:
$18,000	5.000%, 3/01/46 (AMT)	3/29 at 100.00	A2	22,108,680
42,615	5.000%, 3/01/54 (AMT)	3/29 at 100.00	A2	52,071,695
2,475	5.000%, 3/01/55 – AGM Insured (AMT)	3/29 at 100.00	AA	3,032,147
15,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	16,245,750
8,935	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	9,719,850
11,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2021A, 3.000%, 7/01/51 (UB) (4)	7/31 at 100.00	AA	11,901,670
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020:
5,000	4.000%, 6/01/50	6/30 at 100.00	A+	5,831,400
18,620	3.000%, 6/01/53 (UB) (4)	6/30 at 100.00	A+	19,684,319
35,000	4.000%, 6/01/53 (UB) (4)	6/30 at 100.00	A+	40,728,100
8,039	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2016D, 3.400%, 11/01/46	11/25 at 100.00	AA+	8,563,064
3,083	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2017C, 3.300%, 12/01/47	2/27 at 100.00	AA+	3,296,255
2,250	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/28	1/25 at 100.00	A	2,579,130
15,100	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2015A, 4.000%, 1/01/35	1/26 at 100.00	A	16,827,893
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020:
2,500	5.000%, 10/01/40 – AGM Insured (UB) (4)	10/30 at 100.00	AA	3,183,700
1,190	5.000%, 10/01/45 – AGM Insured (UB) (4)	10/30 at 100.00	AA	1,493,831
5,770	5.000%, 10/01/49 – AGM Insured (UB) (4)	10/30 at 100.00	AA	7,183,535
	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2010A:
5,000	0.000%, 7/15/31 – AGC Insured	No Opt. Call	AA	4,028,250
7,000	0.000%, 7/15/32 – AGC Insured	No Opt. Call	AA	5,479,600
6,250	0.000%, 7/15/33 – AGC Insured	No Opt. Call	AA	4,744,937
7,000	0.000%, 7/15/34 – AGC Insured	No Opt. Call	AA	5,149,410
6,000	0.000%, 7/15/35 – AGC Insured	No Opt. Call	AA	4,281,540
2,000	0.000%, 7/15/36 – AGC Insured	No Opt. Call	AA	1,380,300
1,288	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	9/21 at 100.00	N/R	515,200
1,355	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	8/21 at 100.00	N/R	696,944
244,335	Total Missouri			267,742,068

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Montana – 0.2%
$1,910	Montana Facility Finance Authority, Healthcare Facility Revenue Bonds, Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43	7/28 at 100.00	BBB	2,259,148
2,505	Montana Facility Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	A	3,040,494
9,130	Montana Facility Finance Authority, Revenue Bonds, Billings Clinic Obligated Group, Series 2018A, 5.000%, 8/15/48	8/28 at 100.00	AA-	11,267,150
13,545	Total Montana			16,566,792
	Nebraska – 0.8%
3,075	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Refunding Crossover Series 2017A, 5.000%, 9/01/30	No Opt. Call	A	3,979,450
4,000	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A2	4,217,960
1,740	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A	1,999,625
	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2, Refunding Series 2016A:
18,465	5.000%, 2/01/46 (UB) (4)	2/26 at 100.00	A+	21,656,860
10,000	5.000%, 2/01/49 (UB) (4)	2/26 at 100.00	A+	11,691,300
7,500	University of Nebraska Facilities Corp, 4.000%, 7/15/62 (UB) (4)	7/31 at 100.00	Aa1	8,919,825
10,000	University of Nebraska Facilities Corporation, Nebraska, Facilities Program Bonds, Green Series 2021B, 3.000%, 7/15/54 (UB) (4)	7/31 at 100.00	Aa1	10,803,700
54,780	Total Nebraska			63,268,720
	Nevada – 0.8%
	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A:
265	5.000%, 9/01/29	9/27 at 100.00	A-	324,363
750	5.000%, 9/01/30	9/27 at 100.00	A-	913,095
730	5.000%, 9/01/32	9/27 at 100.00	A-	884,351
1,965	5.000%, 9/01/42	9/27 at 100.00	A-	2,351,083
1,150	5.000%, 9/01/47	9/27 at 100.00	A-	1,368,305
13,600	Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax Additionally Secured by Pledged Revenues, Series 2018A, 5.000%, 5/01/48	6/28 at 100.00	AA+	16,606,416
5,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%, 7/01/30	7/29 at 100.00	Aa3	6,513,150
4,765	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38, 144A (AMT)	8/29 at 100.00	N/R	4,525,178
2,515	Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro College and Unversity System, Series 2014A, 5.500%, 1/01/34	7/24 at 100.00	BBB-	2,797,007

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
$1,125	4.000%, 9/01/25	No Opt. Call	N/R	1,226,126
1,800	4.000%, 9/01/35	9/26 at 100.00	N/R	1,915,380
2,500	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49	7/28 at 100.00	Aa3	2,829,425
20,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A, 5.000%, 6/01/46 (UB) (4)	6/26 at 100.00	Aa1	23,647,400
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013:
260	5.000%, 6/01/23	No Opt. Call	N/R	278,892
200	4.250%, 6/01/24	6/23 at 103.00	N/R	216,480
1,675	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/31	12/25 at 100.00	N/R	1,868,127
	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A:
330	2.500%, 6/15/24, 144A	No Opt. Call	Ba2	336,171
790	2.750%, 6/15/28, 144A	No Opt. Call	Ba2	824,112
59,420	Total Nevada			69,425,061
	New Hampshire – 0.6%
8,657	National Finance Authority, New Hampshire, Municipal Certificates Series 2020-1 Class A, 4.125%, 1/20/34	No Opt. Call	BBB	10,429,099
8,170	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42, 144A (AMT)	7/23 at 100.00	B1	8,662,324
4,420	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45 (Mandatory Put 7/02/40), 144A (AMT)	7/25 at 100.00	B1	4,743,898
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A:
1,000	5.000%, 8/01/34	2/28 at 100.00	A	1,242,610
725	5.000%, 8/01/36	2/28 at 100.00	A	899,246
17,040	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%, 8/01/59	No Opt. Call	A	27,538,514
40,012	Total New Hampshire			53,515,691
	New Jersey – 3.2%
4,510	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	4,834,585
5,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/39	1/29 at 100.00	A+	6,883,470
1,335	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds, Series 2004, 5.750%, 12/01/21 – FGIC Insured	No Opt. Call	A3	1,365,064

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$3,215	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 4.000%, 7/01/34	7/27 at 100.00	Baa3	3,616,746
9,090	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.500%, 6/15/29	12/26 at 100.00	Baa1	11,279,327
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2019LLL:
5,500	5.000%, 6/15/36	12/29 at 100.00	Baa1	6,940,615
5,000	5.000%, 6/15/49	12/29 at 100.00	Baa1	6,172,300
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2019MMM:
1,155	5.000%, 6/15/34	12/29 at 100.00	Baa1	1,466,203
2,580	4.000%, 6/15/35	12/29 at 100.00	Baa1	3,038,285
1,665	4.000%, 6/15/36	12/29 at 100.00	Baa1	1,955,842
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ:
4,735	4.000%, 6/15/46	12/30 at 100.00	Baa1	5,524,277
3,875	4.000%, 6/15/50	12/30 at 100.00	Baa1	4,502,673
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999:
775	5.125%, 9/15/23 (AMT)	8/22 at 101.00	Ba3	819,446
1,650	5.250%, 9/15/29 (AMT)	8/22 at 101.00	Ba3	1,744,991
2,255	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	Ba3	2,531,395
1,640	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology Issue, Green Series 2020A, 4.000%, 7/01/50	7/30 at 100.00	BBB+	1,887,296
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare System, Series 2016A, 5.000%, 7/01/31	7/26 at 100.00	AA	1,214,120
4,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 4.000%, 7/01/48	7/26 at 100.00	BBB-	4,971,420
1,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	1,688,899
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Valley Health System Obligated Group, Series 2019:
3,950	4.000%, 7/01/37	7/29 at 100.00	A+	4,679,407
1,030	4.000%, 7/01/44	7/29 at 100.00	A+	1,199,167
	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A:
10,565	5.000%, 6/01/28	No Opt. Call	A3	13,427,270
6,655	5.000%, 6/01/29	No Opt. Call	A3	8,623,349
10,650	4.000%, 6/01/30	No Opt. Call	A3	13,096,305
3,715	4.000%, 6/01/31	No Opt. Call	A3	4,630,042
6,380	3.000%, 6/01/32	No Opt. Call	A3	7,252,975
4,925	4.000%, 6/01/32	No Opt. Call	A3	6,218,699

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
$1,475	5.000%, 6/15/30	6/26 at 100.00	A+	1,742,860
1,035	5.000%, 6/15/31	6/26 at 100.00	A+	1,219,685
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Forward Delivery Series 2022A:
2,670	4.000%, 6/15/38 (WI/DD, Settling 4/27/22)	6/32 at 100.00	Baa1	3,048,846
2,315	4.000%, 6/15/39 (WI/DD, Settling 4/27/22)	6/32 at 100.00	Baa1	2,635,165
2,500	4.000%, 6/15/40 (WI/DD, Settling 4/27/22)	6/32 at 100.00	Baa1	2,836,150
2,285	4.000%, 6/15/41 (WI/DD, Settling 4/27/22)	6/32 at 100.00	Baa1	2,585,683
1,880	4.000%, 6/15/42 (WI/DD, Settling 4/27/22)	6/32 at 100.00	Baa1	2,120,226
19,550	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2014AA, 5.000%, 6/15/38	6/24 at 100.00	Baa1	21,873,713
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.250%, 6/15/41	6/25 at 100.00	Baa1	5,242,815
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
5,500	5.000%, 6/15/44	12/28 at 100.00	Baa1	6,749,380
4,000	5.000%, 6/15/50	12/28 at 100.00	Baa1	4,874,880
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA:
4,785	4.000%, 6/15/45	12/30 at 100.00	Baa1	5,587,875
15,230	3.000%, 6/15/50 (UB) (4)	12/30 at 100.00	Baa1	15,975,509
680	4.000%, 6/15/50	12/30 at 100.00	Baa1	790,146
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A:
2,120	4.000%, 6/15/34	6/31 at 100.00	Baa1	2,558,437
1,815	4.000%, 6/15/35	6/31 at 100.00	Baa1	2,184,770
2,090	4.000%, 6/15/36	6/31 at 100.00	Baa1	2,508,606
3,175	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	AA	3,849,180
1,760	North Hudson Sewerage Authority, New Jersey, Gross Revenue Lease Certificates, Senior Lien Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (7)	1,838,408
	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series 2020A:
1,160	5.000%, 11/01/41 – BAM Insured	11/30 at 100.00	AA	1,483,037
600	5.000%, 11/01/45	11/30 at 100.00	BBB+	756,786
6,250	4.000%, 11/01/50	11/30 at 100.00	BBB+	7,246,813
	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Subordinate Series 2020A:
1,250	5.000%, 11/01/45 – BAM Insured	11/30 at 100.00	AA	1,582,738
1,100	4.000%, 11/01/50 – BAM Insured	11/30 at 100.00	AA	1,286,604

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$26,165	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	31,115,941
225,200	Total New Jersey			265,258,421
	New Mexico – 0.0%
3,915	Los Ranchos de Albuquerque, New Mexico, Educational Facilities Revenue Bonds, Albuquerque Acadamy Project, Refunding Series 2020, 4.000%, 9/01/40	9/30 at 100.00	A-	4,451,864
	New York – 16.9%
11,125	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Refunding Series 2016A, 5.000%, 7/15/42	1/27 at 100.00	Ba1	13,043,951
4,880	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/33	No Opt. Call	Ba1	3,675,030
	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A:
500	4.500%, 6/01/27	6/24 at 103.00	BBB	550,580
250	5.000%, 6/01/35	6/24 at 103.00	BBB	275,513
1,440	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Series 2017, 5.000%, 1/01/47	1/27 at 100.00	A+	1,707,610
2,500	Build New York City Resource Corporation, New York, Revenue Bonds, Manhattan College, Series 2017, 5.000%, 8/01/47	8/27 at 100.00	A-	2,938,525
2,355	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	2,661,221
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1:
1,790	5.250%, 6/01/40, 144A	12/30 at 100.00	N/R	1,868,277
4,800	5.500%, 6/01/55, 144A	12/30 at 100.00	N/R	5,003,856
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1:
1,300	5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	1,409,590
3,035	5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	3,226,933
30,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021B, 4.000%, 3/15/47	3/31 at 100.00	AA+	35,708,100
3,500	Dormitory Authority of the State of New York, Revenue Bonds, Catholic Health System Obligated Group Series 2019A, 4.000%, 7/01/45	7/29 at 100.00	BBB	3,990,945
8,145	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A-	9,357,546
3,930	Dormitory Authority of the State of New York, Revenue Bonds, Interagency Council Pooled Loan Program, Series 2020A-1, 4.000%, 7/01/35	7/30 at 100.00	Aa3	4,498,632
7,595	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/50	7/30 at 100.00	A	8,902,935

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
$100	5.000%, 12/01/34, 144A	6/27 at 100.00	BBB-	121,082
300	5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	362,382
2,790	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing Program, Series 2019A, 5.000%, 10/01/33	10/27 at 100.00	AA-	3,460,353
4,450	Dormitory Authority of the State of New York, Revenue Bonds, State University of New York Dormitory Facilities, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	Aa3	5,484,224
	Dormitory Authority of the State of New York, Revenue Bonds, Teachers College, Series 2017:
500	5.000%, 7/01/29	7/27 at 100.00	A+	617,825
175	5.000%, 7/01/32	7/27 at 100.00	A+	215,308
7,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015E, 3.250%, 3/15/35	9/23 at 100.00	AA+	7,871,400
13,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/39	2/30 at 100.00	AA+	16,077,825
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5:
12,500	3.000%, 3/15/42	9/30 at 100.00	AA+	13,550,500
3,000	3.000%, 3/15/49 (UB) (4)	9/30 at 100.00	AA+	3,215,850
15,000	3.000%, 3/15/50 (UB) (4)	9/30 at 100.00	AA+	16,074,900
4,850	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021A, 3.000%, 3/15/42 (UB) (4)	3/31 at 100.00	AA+	5,259,873
14,000	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A, 5.000%, 3/15/38	3/28 at 100.00	AA+	17,563,140
	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018C:
8,000	5.000%, 3/15/36	3/28 at 100.00	AA+	10,074,400
10,000	5.000%, 3/15/37	3/28 at 100.00	AA+	12,566,700
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Refunding Series 2020B:
1,115	4.760%, 2/01/27	No Opt. Call	N/R	1,171,542
1,255	5.570%, 2/01/41	2/30 at 100.00	N/R	1,439,774
1,365	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	1,560,564
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A, 5.530%, 2/01/40	2/30 at 100.00	N/R	1,146,880
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A:
475	4.050%, 2/01/31	2/30 at 100.00	A2	487,882
885	4.450%, 2/01/41	2/30 at 100.00	A2	909,116
1,560	4.600%, 2/01/51	2/30 at 100.00	A2	1,597,736

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$130	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	8/21 at 100.00	AA-	130,560
5,320	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series 2007, 5.500%, 10/01/37	No Opt. Call	A2	8,055,863
6,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/42	9/27 at 100.00	A	7,973,810
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1:
11,000	4.750%, 11/15/45 (UB) (4)	5/30 at 100.00	A3	13,549,580
9,015	5.000%, 11/15/50 (UB) (4)	5/30 at 100.00	A3	11,252,613
4,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-3, 4.000%, 11/15/49 (UB) (4)	11/30 at 100.00	A3	4,652,640
4,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2014B, 5.250%, 11/15/32	5/24 at 100.00	A3	4,490,280
17,750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-2, 5.000%, 11/15/45 (Mandatory Put 5/15/30) (UB) (4)	No Opt. Call	A3	23,100,737
15,290	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015C-1, 5.000%, 11/15/35 (UB) (4)	11/25 at 100.00	A3	17,752,302
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2017A:
1,400	5.000%, 7/01/34	7/27 at 100.00	AA-	1,721,664
1,000	5.000%, 7/01/36	7/27 at 100.00	AA-	1,226,290
1,000	5.000%, 7/01/37	7/27 at 100.00	AA-	1,223,970
7,100	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46	12/26 at 100.00	BBB+	8,224,001
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A:
1,685	3.000%, 12/01/37	12/30 at 100.00	BBB+	1,803,894
1,000	3.000%, 12/01/40	12/30 at 100.00	BBB+	1,054,670
1,880	4.000%, 12/01/46	12/30 at 100.00	BBB+	2,164,933
1,055	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann?s Community Project, Series 2019, 4.000%, 1/01/30	1/26 at 103.00	N/R	1,170,850
1,215	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40	1/26 at 103.00	N/R	1,383,897
9,265	Monroe County Industrial Development Corporation, New York, Tax-Exempt Revenue Bonds, Highland Hospital of Rochester Project, Series 2020, 3.000%, 7/01/50 (UB) (4)	7/30 at 100.00	A	9,760,122
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
235	5.000%, 7/01/23	No Opt. Call	A-	256,982
300	5.000%, 7/01/24	No Opt. Call	A-	339,555
210	5.000%, 7/01/26	7/24 at 100.00	A-	237,957

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
$3,000	5.750%, 10/01/37 (8)	8/21 at 100.00	N/R	2,460,000
1,000	5.875%, 10/01/46 (8)	8/21 at 100.00	N/R	820,000
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
1,645	3.000%, 1/01/40 – AGM Insured	1/31 at 100.00	AA	1,794,202
7,050	3.000%, 1/01/46 – AGM Insured	1/31 at 100.00	AA	7,598,137
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A:
1,615	3.000%, 3/01/39 – AGM Insured (UB) (4)	9/30 at 100.00	AA	1,754,181
1,155	3.000%, 3/01/40 – AGM Insured (UB) (4)	9/30 at 100.00	AA	1,252,343
8,665	4.000%, 3/01/45	9/30 at 100.00	AA	9,909,207
9,840	4.000%, 3/01/45 – AGM Insured	9/30 at 100.00	AA	11,528,249
2,635	3.000%, 3/01/49 – AGM Insured (UB) (4)	9/30 at 100.00	AA	2,805,774
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD, 5.000%, 6/15/47	12/26 at 100.00	AA+	1,219,930
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series EE, 5.000%, 6/15/37	6/27 at 100.00	AA+	6,163,650
21,515	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series DD-2, 5.250%, 6/15/49	6/28 at 100.00	AA+	27,369,231
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2019 Series FF-2:
9,760	4.000%, 6/15/37	6/29 at 100.00	AA+	11,657,637
10,720	4.000%, 6/15/41	6/29 at 100.00	AA+	12,676,507
5,200	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series CC-1, 4.000%, 6/15/40	12/29 at 100.00	AA+	6,219,668
16,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series EE, 4.000%, 6/15/42	6/30 at 100.00	AA+	19,036,000
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series GG-1:
10,500	5.000%, 6/15/48	6/30 at 100.00	AA+	13,377,735
9,375	4.000%, 6/15/50	6/30 at 100.00	AA+	11,041,219
19,000	5.000%, 6/15/50	6/30 at 100.00	AA+	24,154,320
10,125	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series BB-1, 4.000%, 6/15/50	12/30 at 100.00	AA+	12,016,552
3,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018 Series Subseries S-4A, 5.000%, 7/15/33	7/28 at 100.00	AA	3,808,170
5,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-1, 5.000%, 7/15/35	7/27 at 100.00	AA	6,205,500
22,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2019 Subseries S-3A, 5.000%, 7/15/35	7/28 at 100.00	AA	27,847,380

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$13,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2020 Subseries S-1B, 3.000%, 7/15/49	7/29 at 100.00	AA	13,826,800
15,085	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43	1/26 at 100.00	AA	17,749,162
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1:
12,000	5.000%, 8/01/40	8/28 at 100.00	AAA	15,077,880
7,220	5.000%, 8/01/42	8/28 at 100.00	AAA	9,034,964
7,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2020 Subseries A-3, 3.000%, 5/01/45	5/29 at 100.00	AAA	7,538,370
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/39	11/30 at 100.00	AAA	6,022,950
	New York City Trust for Cultural Resources, New York, Revenue Bonds, Lincoln Center for the Performing Arts, Series 2020A:
2,750	5.000%, 12/01/32	12/30 at 100.00	A	3,621,228
1,600	4.000%, 12/01/33	12/30 at 100.00	A	1,938,016
1,250	4.000%, 12/01/35	12/30 at 100.00	A	1,503,738
14,965	New York City, New York, General Obligation Bonds, Fiscal 2018 Series E-1, 5.000%, 3/01/44	3/28 at 100.00	AA	18,309,677
	New York City, New York, General Obligation Bonds, Fiscal 2018 Series F-1:
7,000	5.000%, 4/01/39	4/28 at 100.00	AA	8,643,600
9,775	5.000%, 4/01/43	4/28 at 100.00	AA	12,004,580
5,000	5.000%, 4/01/45	4/28 at 100.00	AA	6,120,150
	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1:
3,800	5.000%, 12/01/40	12/28 at 100.00	AA	4,763,414
13,695	5.000%, 12/01/44	12/28 at 100.00	AA	17,060,272
	New York City, New York, General Obligation Bonds, Fiscal 2020 Series A-1:
20,890	3.000%, 8/01/36	8/29 at 100.00	AA	22,995,712
20,000	4.000%, 8/01/44	8/29 at 100.00	AA	23,447,600
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series C:
3,830	4.000%, 8/01/36	8/30 at 100.00	AA	4,653,871
5,145	4.000%, 8/01/37	8/30 at 100.00	AA	6,219,842
8,100	4.000%, 8/01/40	8/30 at 100.00	AA	9,714,735
8,590	4.000%, 8/01/41	8/30 at 100.00	AA	10,276,475
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1:
3,350	3.000%, 3/01/35	3/31 at 100.00	AA	3,733,106
4,500	5.000%, 3/01/37	3/31 at 100.00	AA	5,908,455
3,500	5.000%, 3/01/39	3/31 at 100.00	AA	4,569,740
4,500	4.000%, 3/01/40	3/31 at 100.00	AA	5,432,445
15,940	3.000%, 3/01/51	3/31 at 100.00	AA	17,149,049
2,610	3.000%, 3/01/51 (UB) (4)	3/31 at 100.00	AA	2,807,969

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$25,730	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	28,516,302
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	1,130,750
6,235	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 1, 2.450%, 9/15/69	3/29 at 100.00	Aa2	6,495,561
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 2, 2.625%, 9/15/69	3/29 at 100.00	A2	1,034,210
2,465	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, Bank of America Tower at One Bryant Park Project, Second Priority Refunding Series 2019 Class 3, 2.800%, 9/15/69	3/29 at 100.00	Baa2	2,531,062
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects-Second Resolution Bonds,:
9,015	3.000%, 6/15/38	6/29 at 100.00	AAA	9,970,590
24,465	5.000%, 6/15/42	6/27 at 100.00	AAA	30,129,381
15,000	5.000%, 6/15/46	6/27 at 100.00	AAA	18,451,200
7,820	5.000%, 6/15/48	6/28 at 100.00	AAA	9,773,749
20,000	New York State Power Authority, General Revenue Bonds, Series 2020A, 4.000%, 11/15/50	5/30 at 100.00	AA	23,812,200
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2019B:
1,935	4.000%, 1/01/41	1/30 at 100.00	A2	2,277,108
21,500	4.000%, 1/01/45	1/30 at 100.00	A2	25,088,995
26,835	4.000%, 1/01/50	1/30 at 100.00	A2	31,151,141
7,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A, 3.000%, 3/15/50 (UB) (4)	9/30 at 100.00	AA+	7,507,640
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C:
10,900	3.000%, 3/15/48	9/30 at 100.00	AA+	11,708,780
10,375	3.000%, 3/15/48 (UB) (4)	9/30 at 100.00	AA+	11,144,825
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020E:
11,945	3.000%, 3/15/47 (UB) (4)	3/30 at 100.00	AA+	12,797,156
9,590	3.000%, 3/15/48 (UB) (4)	3/30 at 100.00	AA+	10,266,287
2,500	3.000%, 3/15/50 (UB) (4)	3/30 at 100.00	AA+	2,672,325
	New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021:
1,375	4.000%, 10/31/46 (AMT)	10/31 at 100.00	BBB-	1,615,350
12,240	4.000%, 4/30/53 (AMT)	10/31 at 100.00	BBB-	14,305,990

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
$8,120	4.000%, 7/01/37 – AGM Insured (AMT)	7/24 at 100.00	AA	8,901,388
14,340	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	16,121,028
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
5,005	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B	5,023,218
12,710	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B	12,755,375
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020:
4,060	5.250%, 8/01/31 (AMT)	8/30 at 100.00	B	4,899,567
6,425	5.375%, 8/01/36 (AMT)	8/30 at 100.00	B	8,254,197
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020A:
380	4.000%, 12/01/39 (AMT)	12/30 at 100.00	Baa1	451,459
360	4.000%, 12/01/40 (AMT)	12/30 at 100.00	Baa1	426,956
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C:
1,505	4.000%, 12/01/39	12/30 at 100.00	Baa1	1,816,926
1,200	4.000%, 12/01/40	12/30 at 100.00	Baa1	1,445,028
1,160	4.000%, 12/01/41	12/30 at 100.00	Baa1	1,394,355
1,620	4.000%, 12/01/42	12/30 at 100.00	Baa1	1,937,309
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
5,090	5.000%, 1/01/22 (AMT)	No Opt. Call	Baa3	5,207,172
4,500	5.000%, 1/01/23 (AMT)	No Opt. Call	Baa3	4,807,620
200	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa3	222,200
20,500	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa3	25,213,975
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020:
6,710	4.000%, 10/01/30 (AMT)	No Opt. Call	Baa3	8,127,487
10,440	5.000%, 10/01/35 (AMT)	10/30 at 100.00	Baa3	13,562,813
5,475	5.000%, 10/01/40 (AMT)	10/30 at 100.00	Baa3	6,998,692
5,730	4.375%, 10/01/45 (AMT)	10/30 at 100.00	Baa3	6,899,493
12,355	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Sixteen Series 2019, 4.000%, 9/01/49	9/29 at 100.00	Aa3	14,507,735

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-One Series 2020:
$1,500	4.000%, 7/15/40 (AMT)	7/30 at 100.00	Aa3	1,786,575
2,000	4.000%, 7/15/45 (AMT)	7/30 at 100.00	Aa3	2,355,120
10,050	4.000%, 7/15/50 (AMT) (UB) (4)	7/30 at 100.00	Aa3	11,778,399
15,000	4.000%, 7/15/55 (AMT)	7/30 at 100.00	Aa3	17,458,800
875	4.000%, 7/15/55 (AMT) (UB) (4)	7/30 at 100.00	Aa3	1,018,430
5,485	4.000%, 7/15/60 (AMT) (UB) (4)	7/30 at 100.00	Aa3	6,354,647
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Third Series 2021:
2,780	4.000%, 7/15/46 (AMT)	7/31 at 100.00	Aa3	3,311,703
7,000	4.000%, 7/15/51 (AMT)	7/31 at 100.00	Aa3	8,297,100
1,500	4.000%, 7/15/51 (AMT) (UB) (4)	7/31 at 100.00	Aa3	1,777,950
	Suffolk County, New York, General Obligation Bonds, Refunding Series 2017A:
3,900	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	4,519,515
5,000	5.000%, 2/01/26 – AGM Insured	No Opt. Call	AA	5,979,500
3,675	5.000%, 2/01/27 – AGM Insured	No Opt. Call	AA	4,518,707
1,360	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%, 11/15/42	5/27 at 100.00	AA-	1,674,092
5,000	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2019C, 3.000%, 11/15/46 (UB) (4)	11/29 at 100.00	AA-	5,364,350
	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2020A:
4,055	5.000%, 11/15/49	11/30 at 100.00	AA-	5,240,114
2,850	4.000%, 11/15/54	11/30 at 100.00	AA-	3,380,955
	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2021A:
17,000	5.000%, 11/15/51	5/31 at 100.00	AA-	22,135,870
24,040	4.000%, 11/15/56	5/31 at 100.00	AA-	28,522,018
7,145	5.000%, 11/15/56	5/31 at 100.00	AA-	9,243,272
7,175	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51	5/31 at 100.00	AA+	9,365,384
9,905	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	10,931,257
8,000	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/41	6/27 at 100.00	BBB+	9,400,480
5,200	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46	11/25 at 100.00	Baa2	6,036,628
1,204,015	Total New York			1,415,820,523

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina – 0.4%
$2,735	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2021A, 3.000%, 7/01/46 (UB) (4)	7/31 at 100.00	Aa3	2,969,308
3,080	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2021B, 3.000%, 7/01/46 (AMT) (UB) (4)	7/31 at 100.00	Aa3	3,300,621
1,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2 (7)	1,029,210
	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016:
335	5.000%, 10/01/31	10/24 at 102.00	N/R	368,128
890	5.000%, 10/01/37	10/24 at 102.00	N/R	969,504
1,100	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, The Forest at Duke, Inc, Series 2021, 4.000%, 9/01/51	9/28 at 103.00	BBB	1,270,720
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A:
1,930	5.000%, 7/01/47	7/26 at 100.00	BBB	2,210,120
1,005	5.000%, 7/01/51	7/26 at 100.00	BBB	1,148,353
4,310	5.000%, 7/01/54	7/26 at 100.00	BBB	4,918,184
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2020A:
3,075	5.000%, 5/01/30 (AMT)	No Opt. Call	Aa3	4,027,850
2,750	5.000%, 5/01/34 (AMT)	5/30 at 100.00	Aa3	3,542,660
1,000	5.000%, 5/01/35 (AMT)	5/30 at 100.00	Aa3	1,286,150
2,710	5.000%, 5/01/36 (AMT)	5/30 at 100.00	Aa3	3,473,190
25,920	Total North Carolina			30,513,998
	North Dakota – 0.1%
2,585	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (7)	2,702,411
2,060	Burleigh County, North Dakota, Multi-County Sales Tax Revenue Bonds, Series 2015A, 3.750%, 11/01/34 – AGM Insured (Pre-refunded 11/01/22)	11/22 at 100.00	AA (7)	2,156,820
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,100	4.000%, 12/01/27	12/21 at 100.00	Baa2	2,121,147
3,535	5.000%, 12/01/32	12/21 at 100.00	Baa2	3,582,121
10,280	Total North Dakota			10,562,499
	Ohio – 1.6%
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health Obligated Group, Refunding Series 2020:
380	4.000%, 11/15/35 (UB) (4)	11/30 at 100.00	BBB+	453,215
780	4.000%, 11/15/36 (UB) (4)	11/30 at 100.00	BBB+	928,691
2,750	3.000%, 11/15/40 (UB) (4)	11/30 at 100.00	BBB+	2,869,048

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$15,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	2,457,600
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
6,500	3.000%, 6/01/48	6/30 at 100.00	BBB+	6,909,955
2,000	4.000%, 6/01/48	6/30 at 100.00	BBB+	2,339,260
43,430	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	50,770,104
750	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C, 6.000%, 12/01/43	12/22 at 100.00	N/R	760,688
3,770	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2016, 5.000%, 11/15/45	11/26 at 100.00	A	4,466,055
11,000	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Medical Center, Series 2019CC, 5.000%, 11/15/49	No Opt. Call	AA	17,180,350
525	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 5.625%, 8/15/29	8/21 at 100.00	A-	526,979
5,820	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	BBB (7)	5,946,527
635	Middleburg Heights, Ohio, Hospital Facilities Improvement Revenue Bonds, Southwest General Health Center Project, Refunding Series 2020A, 4.000%, 8/01/47	8/30 at 100.00	A2	727,564
1,500	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	1,506,225
250	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021, 4.000%, 8/01/41	2/31 at 100.00	A+	297,435
3,700	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (8)	No Opt. Call	N/R	4,625
10,000	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, 144A (AMT)	7/29 at 100.00	B-	11,405,000
2,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (8)	No Opt. Call	N/R	3,125
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	1,108,780
1,075	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 4.250%, 1/15/38, 144A (AMT)	1/28 at 100.00	N/R	1,246,774
3,495	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Refunding Series 2016A, 5.000%, 1/15/46	1/26 at 100.00	A	4,074,890
7,235	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2020A, 5.000%, 1/15/50	1/30 at 100.00	A	9,021,756
1,500	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (8)	No Opt. Call	N/R	1,875

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$700	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33 (8)	No Opt. Call	N/R	875
7,625	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008C, 3.950%, 11/01/32 (8)	No Opt. Call	N/R	9,531
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
525	5.000%, 12/01/22	No Opt. Call	BB-	542,619
3,000	5.750%, 12/01/32	12/22 at 100.00	BB-	3,152,250
2,000	6.000%, 12/01/42	12/22 at 100.00	BB-	2,096,720
	Wood County, Ohio, Hospital Facilities Revenue Bonds, Wood County Hospital Project, Refunding and Improvement Series 2012:
1,330	5.000%, 12/01/27 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	1,418,512
670	5.000%, 12/01/27	12/22 at 100.00	N/R	688,264
1,800	5.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	1,919,790
910	5.000%, 12/01/32	12/22 at 100.00	N/R	927,417
144,155	Total Ohio			135,762,499
	Oklahoma – 0.4%
1,470	Oklahoma City Airport Trust, Oklahoma, Revenue Bonds, Thirty-Third Series 2018, 5.000%, 7/01/47 (AMT)	7/28 at 100.00	A1	1,792,150
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
2,475	5.500%, 8/15/52	8/28 at 100.00	Baa3	3,060,560
11,720	5.500%, 8/15/57	8/28 at 100.00	Baa3	14,457,792
927	Oklahoma Development Finance Authority, Revenue Bonds, Provident Oklahoma Education Resources Inc- Cross Village Student Housing Project, Series 2017, 5.000%, 8/01/52 (8)	8/27 at 100.00	N/R	92,664
9,090	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (Mandatory Put 6/01/25) (AMT)	6/25 at 100.00	B-	10,280,972
25,682	Total Oklahoma			29,684,138
	Oregon – 0.2%
8,500	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc, Series 2016A, 5.000%, 1/01/48	1/26 at 100.00	A+	9,862,040
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South Waterfront, Refunding Series 2014A:
1,855	5.400%, 10/01/44	10/24 at 100.00	N/R	2,001,823
1,600	5.500%, 10/01/49	10/24 at 100.00	N/R	1,724,848
1,000	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A, 5.000%, 10/01/40	10/30 at 100.00	BBB+	1,255,060
270	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Refunding Series 2010A, 5.150%, 7/01/42 (AMT)	7/21 at 100.00	Aaa	270,462
13,225	Total Oregon			15,114,233

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania – 3.2%
$315	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B	325,874
1,125	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011, 6.750%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	1,149,255
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A:
4,540	4.000%, 7/15/38	7/29 at 100.00	A	5,359,833
2,555	4.000%, 7/15/39	7/29 at 100.00	A	3,009,867
1,070	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019, 4.875%, 11/01/24	No Opt. Call	B	1,168,611
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018:
260	5.000%, 5/01/23, 144A	No Opt. Call	Ba3	279,235
300	5.000%, 5/01/42, 144A	5/28 at 100.00	Ba3	358,452
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
5,565	5.000%, 5/01/28, 144A	No Opt. Call	N/R	6,732,259
1,580	5.375%, 5/01/42, 144A	5/28 at 100.00	N/R	1,874,449
2,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	2,328,600
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A:
5,800	4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	5,957,992
455	3.500%, 4/01/41 (8)	No Opt. Call	N/R	569
3,750	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (8)	No Opt. Call	N/R	4,688
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (8)	No Opt. Call	N/R	2,500
2,270	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47	4/31 at 100.00	N/R	2,450,942
8,775	Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke's University Health Network Project, Series 2021, 3.000%, 8/15/53	8/30 at 100.00	A-	9,154,519
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social Ministries Project, Series 2015:
150	5.000%, 1/01/38 (Pre-refunded 1/01/25)	1/25 at 100.00	N/R (7)	173,428
1,395	5.000%, 1/01/38	1/25 at 100.00	BBB+	1,551,156
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2019B:
1,100	5.000%, 7/01/31	7/29 at 100.00	A1	1,426,260
1,015	5.000%, 7/01/32	7/29 at 100.00	A1	1,312,791

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,000	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2019A, 5.000%, 7/01/44	7/29 at 100.00	A1	1,253,680
3,790	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/43	12/26 at 100.00	A2	4,571,953
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A:
4,000	4.000%, 9/01/36 (UB) (4)	9/28 at 100.00	A	4,652,680
2,185	5.000%, 9/01/43	9/28 at 100.00	A	2,694,214
5,445	5.000%, 9/01/48	9/28 at 100.00	A	6,677,312
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
1,000	4.000%, 9/01/37 (UB) (4)	9/29 at 100.00	A	1,176,510
2,240	4.000%, 9/01/44	9/29 at 100.00	A	2,598,355
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A:
1,860	5.250%, 1/15/45	1/25 at 100.00	Ba1	2,104,385
1,310	5.250%, 1/15/46	1/25 at 100.00	Ba1	1,482,042
2,410	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	2,621,429
2,410	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, 144A (AMT)	6/30 at 100.00	N/R	2,621,429
1,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (AMT)	11/24 at 100.00	N/R	1,761,903
2,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	B	2,446,850
4,500	Pennsylvania Economic Development Financing Authority, Governmental Lease Revenue Bonds, Forum Place Project, Series 2012, 5.000%, 3/01/34 (Pre-refunded 3/01/22)	3/22 at 100.00	A (7)	4,644,450
	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
10,395	5.000%, 12/31/38 (AMT)	6/26 at 100.00	BBB	12,135,747
3,750	5.000%, 6/30/42 (AMT)	6/26 at 100.00	BBB	4,354,650
3,865	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012, 5.000%, 5/01/37	11/22 at 100.00	BB+	3,994,632
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Series 2019:
1,000	4.000%, 8/15/34	8/29 at 100.00	AA	1,199,670
1,000	4.000%, 8/15/35	8/29 at 100.00	AA	1,197,910
1,500	4.000%, 8/15/36	8/29 at 100.00	AA	1,793,025
2,000	4.000%, 8/15/37	8/29 at 100.00	AA	2,384,700
4,225	4.000%, 8/15/38	8/29 at 100.00	AA	5,027,201
2,495	4.000%, 8/15/39	8/29 at 100.00	AA	2,962,264

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$3,345	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2014C, 5.000%, 12/01/39	12/24 at 100.00	A+	3,841,900
7,405	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A+	8,549,369
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	AA	18,859,350
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2017B-1:
3,180	5.000%, 6/01/42	6/27 at 100.00	A3	3,822,424
4,540	5.250%, 6/01/47	6/27 at 100.00	A3	5,587,015
29,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2019A, 5.000%, 12/01/44	12/29 at 100.00	A3	36,950,060
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2021A:
1,500	3.000%, 12/01/42	12/30 at 100.00	A	1,610,040
1,700	4.000%, 12/01/44	12/30 at 100.00	A	2,016,540
1,000	4.000%, 12/01/46	12/30 at 100.00	A	1,182,310
1,590	4.000%, 12/01/50	12/30 at 100.00	A	1,878,378
	Philadelphia Authority for Industrial Development, Pennsylvania, City Service Agreement Revenue Bonds, Series 2018:
2,500	5.000%, 5/01/36	5/28 at 100.00	A	3,100,525
2,250	5.000%, 5/01/37	5/28 at 100.00	A	2,786,220
2,230	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A	12/27 at 100.00	N/R	2,419,305
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Refunding Sixteenth Series 2020B:
1,265	4.000%, 8/01/36 – AGM Insured	8/30 at 100.00	AA	1,515,710
1,615	4.000%, 8/01/37 – AGM Insured	8/30 at 100.00	AA	1,929,731
1,500	4.000%, 8/01/39 – AGM Insured	8/30 at 100.00	AA	1,782,555
1,750	4.000%, 8/01/40 – AGM Insured	8/30 at 100.00	AA	2,076,147
	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General Ordinance, Sixteenth Series 2020A:
4,525	4.000%, 8/01/45 – AGM Insured	8/30 at 100.00	AA	5,327,916
3,365	5.000%, 8/01/50 – AGM Insured	8/30 at 100.00	AA	4,251,105
	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017:
8,865	5.000%, 7/01/31	7/27 at 100.00	BBB-	10,370,011
1,930	5.000%, 7/01/32	7/27 at 100.00	BBB-	2,254,549
5,400	5.000%, 7/01/34	7/27 at 100.00	BBB-	6,285,276
4,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/34 (AMT)	7/27 at 100.00	A2	4,874,840
8,875	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Refunding Series 2012, 5.000%, 11/01/28 (Pre-refunded 11/01/22)	11/22 at 100.00	A+ (7)	9,443,177

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$2,400	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/30 – AGM Insured	8/21 at 100.00	AA	2,407,584
233,280	Total Pennsylvania			266,100,308
	Puerto Rico – 2.2%
23,075	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A	7/30 at 100.00	N/R	27,667,156
3,745	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	4,126,391
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
6,885	5.000%, 7/01/21	No Opt. Call	CCC	6,885,000
6,635	5.000%, 7/01/22	No Opt. Call	CCC	7,002,513
6,580	5.250%, 7/01/24	7/22 at 100.00	CCC	6,964,009
13,225	5.000%, 7/01/33	7/22 at 100.00	CCC	13,957,533
8,000	5.125%, 7/01/37	7/22 at 100.00	CCC	8,454,960
17,780	5.750%, 7/01/37	7/22 at 100.00	CCC	18,923,254
5,270	5.250%, 7/01/42	7/22 at 100.00	CCC	5,577,557
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
6,968	4.500%, 7/01/34	7/25 at 100.00	N/R	7,735,455
72,283	0.000%, 7/01/46	7/28 at 41.38	N/R	23,861,341
39,000	0.000%, 7/01/51	7/28 at 30.01	N/R	9,338,550
3,129	4.750%, 7/01/53	7/28 at 100.00	N/R	3,562,460
31,279	5.000%, 7/01/58	7/28 at 100.00	N/R	36,130,686
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2019A-2A, 4.550%, 7/01/40	7/28 at 100.00	N/R	1,138,140
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
3,000	4.329%, 7/01/40	7/28 at 100.00	N/R	3,369,900
2,000	4.329%, 7/01/40	7/28 at 100.00	N/R	2,246,600
249,854	Total Puerto Rico			186,941,505
	South Carolina – 0.9%
3,330	Columbia, South Carolina, Stormwater System Revenue Bonds, City Stormwater Improvements, Green Series 2018, 5.000%, 2/01/48	2/28 at 100.00	AA+	4,159,769
10,000	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	10,856,700
2,500	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018, 5.000%, 11/01/48	5/28 at 100.00	AA	3,037,300
3,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A, 5.000%, 5/01/48	5/28 at 100.00	A	3,597,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$5,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A	5,970,600
7,140	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43 (Pre-refunded 6/01/22)	6/22 at 100.00	A (7)	7,458,087
7,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2020A, 4.000%, 12/01/42 (UB) (4)	12/30 at 100.00	A	8,805,375
2,385	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014B, 5.000%, 12/01/31	6/24 at 100.00	A	2,670,079
2,165	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/31	6/26 at 100.00	A	2,589,751
2,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.500%, 12/01/33	12/23 at 100.00	A	2,229,040
4,520	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48	12/23 at 100.00	A	4,996,047
	South Carolina State Ports Authority, Revenue Bonds, Series 2018:
4,860	5.000%, 7/01/31 (AMT)	7/28 at 100.00	A+	6,083,554
3,760	5.000%, 7/01/32 (AMT)	7/28 at 100.00	A+	4,704,850
4,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Refunding Series 2016A, 3.000%, 10/01/36	10/25 at 100.00	Aa3	4,247,360
2,500	Spartanburg Regional Health Services District, Inc, South Carolina, Hosptial Revenue Bonds, Series 2020A, 4.000%, 4/15/45 – AGM Insured	4/30 at 100.00	AA	2,930,325
64,660	Total South Carolina			74,336,437
	South Dakota – 0.1%
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc, Series 2020A:
5,710	3.000%, 9/01/45 (UB) (4)	9/30 at 100.00	AA-	6,049,859
4,800	4.000%, 9/01/50 (UB) (4)	9/30 at 100.00	AA-	5,561,808
910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	AA-	1,056,592
11,420	Total South Dakota			12,668,259
	Tennessee – 4.9%
1,000	Blount County Health and Educational Facilites Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc, Series 2016A, 5.000%, 1/01/37	1/25 at 102.00	N/R	897,210
2,920	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2016B, 5.000%, 6/01/33	6/26 at 100.00	AA+	3,498,861
2,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35	6/26 at 100.00	N/R	2,631,650
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A:
1,500	5.000%, 1/01/33 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (7)	1,605,225
1,000	5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+ (7)	1,073,890

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
$100	5.000%, 8/01/31	8/29 at 100.00	BBB+	127,972
100	5.000%, 8/01/32	8/29 at 100.00	BBB+	127,650
105	5.000%, 8/01/33	8/29 at 100.00	BBB+	133,474
100	5.000%, 8/01/35	8/29 at 100.00	BBB+	126,627
100	5.000%, 8/01/37	8/29 at 100.00	BBB+	125,871
835	5.000%, 8/01/44	8/29 at 100.00	BBB+	1,038,156
2,310	5.000%, 8/01/49	8/29 at 100.00	BBB+	2,843,171
	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2015A:
500	5.000%, 9/01/31	9/25 at 100.00	AA+	586,395
1,750	5.000%, 9/01/32	9/25 at 100.00	AA+	2,051,595
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
500	5.000%, 10/01/34	10/24 at 100.00	BBB	563,340
1,575	5.000%, 10/01/44	10/24 at 100.00	BBB	1,765,181
8,775	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006, 5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	AA-	8,960,240
665	Clarksville, Tennessee, Electric System Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/27	9/24 at 100.00	Aa2	756,231
510	DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue Bonds, Refunding Series 2017, 3.500%, 4/01/42	4/26 at 100.00	A	566,569
900	Franklin County Health and Educational Facilities Board, Tennessee, Revenue Bonds, University of the South, Refunding & Improvement Series 2014, 5.000%, 9/01/29	9/22 at 100.00	A+	947,844
	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, School Improvement Series 2019:
1,000	5.000%, 6/01/37	6/29 at 100.00	Aa1	1,275,900
1,000	5.000%, 6/01/38	6/29 at 100.00	Aa1	1,275,960
	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2015:
1,655	5.000%, 1/01/31	1/25 at 100.00	AA	1,897,673
1,270	5.000%, 1/01/38	1/25 at 100.00	AA	1,457,554
	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A:
5,000	5.000%, 7/01/31	7/23 at 100.00	A	5,467,700
4,860	5.000%, 7/01/32	7/23 at 100.00	A	5,312,563
1,660	5.000%, 7/01/33	7/23 at 100.00	A	1,812,820
6,500	5.000%, 7/01/34	7/23 at 100.00	A	7,091,565
2,000	5.000%, 7/01/36	7/28 at 100.00	A	2,463,080
2,395	5.000%, 7/01/37	7/28 at 100.00	A	2,943,192

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$1,375	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2019, 4.000%, 4/01/39	4/29 at 100.00	AA	1,619,186
	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding Series 2018:
1,000	4.000%, 4/01/35	4/26 at 100.00	AA	1,139,610
1,415	4.000%, 4/01/38	4/26 at 100.00	AA	1,610,143
1,500	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	AA+	1,780,905
	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2016:
2,870	5.000%, 9/01/34	9/25 at 100.00	AA+	3,379,224
4,785	5.000%, 9/01/42	9/25 at 100.00	AA+	5,635,294
6,000	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44	9/24 at 100.00	AA+	6,812,400
	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Series 2020:
1,425	4.000%, 9/01/40 (UB) (4)	9/29 at 100.00	AA+	1,705,112
3,385	4.000%, 9/01/45 (UB) (4)	9/29 at 100.00	AA+	4,011,056
2,950	4.000%, 9/01/50 (UB) (4)	9/29 at 100.00	AA+	3,487,814
5,180	Hendersonville Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Poject, Series 2010, 4.875%, 12/01/25	No Opt. Call	AA+	6,044,905
670	Jackson Energy Authority, Tennessee, Gas System Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/28	6/25 at 100.00	Aa2	779,538
	Jackson Energy Authority, Tennessee, Water System Revenue Bonds, Series 2012:
270	5.000%, 12/01/24	No Opt. Call	Aa3	312,198
140	5.000%, 12/01/25	No Opt. Call	Aa3	167,380
175	5.000%, 12/01/26	No Opt. Call	Aa3	215,667
3,825	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Refunding 2015, 5.000%, 4/01/36	4/25 at 100.00	A	4,302,589
2,885	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Series 2018A, 5.000%, 4/01/41	10/28 at 100.00	A	3,546,617
	Johnson City Energy Authority, Tennessee, Electric System Revenue Bonds, Series 2017:
1,000	5.000%, 5/01/28	5/27 at 100.00	Aa2	1,239,870
1,000	5.000%, 5/01/29	5/27 at 100.00	Aa2	1,234,970
1,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	A	1,041,720
	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
2,735	5.125%, 7/01/25 – NPFG Insured (ETM)	7/21 at 100.00	Baa2 (7)	2,977,567
9,570	5.250%, 7/01/28 – NPFG Insured (ETM)	8/21 at 100.00	Baa2 (7)	10,428,812
1,270	Kingsport Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%, 7/20/29	7/21 at 100.00	N/R	1,271,219

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$4,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2016, 5.000%, 9/01/47	9/26 at 100.00	BBB	4,554,560
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017:
2,000	4.000%, 4/01/36	4/27 at 100.00	BBB	2,171,700
310	5.000%, 4/01/36	4/27 at 100.00	BBB	361,863
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A:
2,955	5.000%, 1/01/36	1/27 at 100.00	A+	3,560,834
5,815	5.000%, 1/01/47	1/27 at 100.00	A+	6,936,365
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019:
3,030	5.000%, 11/15/37	2/29 at 100.00	A	3,793,984
7,500	4.000%, 11/15/43	2/29 at 100.00	A	8,663,925
1,315	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2015, 5.000%, 1/01/31	1/25 at 100.00	AA-	1,507,818
	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2017:
1,475	4.000%, 1/01/32	1/26 at 100.00	AA-	1,680,881
1,000	4.000%, 1/01/35	1/26 at 100.00	AA-	1,133,600
	Loudon, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 2012A:
485	4.000%, 3/01/22 (AMT) (ETM)	No Opt. Call	A+ (7)	496,693
1,000	4.000%, 3/01/28 (Pre-refunded 3/01/22) (AMT)	3/22 at 100.00	A+ (7)	1,024,110
2,000	5.000%, 3/01/32 (Pre-refunded 3/01/22) (AMT)	3/22 at 100.00	A+ (7)	2,061,460
1,335	McMinnville-Warren County Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series 2009, 5.500%, 11/20/39	7/21 at 100.00	N/R	1,357,788
6,000	Memphis & Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tourism Development Zone Revenue Bonds, Refunding Series 2017B, 5.000%, 11/01/30	11/26 at 100.00	AA	7,265,340
4,730	Memphis, Tennessee, Electric System Revenue Bonds, Memphis Light , Gas and Water Division Series 2020A, 4.000%, 12/01/50	12/30 at 100.00	Aa2	5,669,047
3,270	Memphis, Tennessee, Gas System Revenue Bonds, Memphis Light, Gas & Water Division, Series 2020, 4.000%, 12/01/50	12/30 at 100.00	Aa1	3,925,504
1,400	Memphis, Tennessee, Gas System Revenue Bonds, Series 2017, 5.000%, 12/01/31	12/27 at 100.00	Aa1	1,746,206
4,000	Memphis, Tennessee, General Obligation Bonds, Refunding General Improvement Series 2011, 5.000%, 5/01/36	8/21 at 100.00	AA	4,015,320

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Refunding Series 2020B:
$1,000	5.000%, 10/01/35 (UB) (4)	10/30 at 100.00	AA+	1,330,010
1,420	5.000%, 10/01/36 (UB) (4)	10/30 at 100.00	AA+	1,884,851
1,500	5.000%, 10/01/37 (UB) (4)	10/30 at 100.00	AA+	1,985,565
2,250	5.000%, 10/01/38 (UB) (4)	10/30 at 100.00	AA+	2,969,302
2,560	5.000%, 10/01/39 (UB) (4)	10/30 at 100.00	AA+	3,367,731
2,120	5.000%, 10/01/40 (UB) (4)	10/30 at 100.00	AA+	2,784,238
2,000	Memphis, Tennessee, Water System Revenue Bonds, Memphis Light, Gas & Water Divsion Series 2020, 4.000%, 12/01/50	12/30 at 100.00	AAA	2,418,320
215	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27	No Opt. Call	N/R	216,202
	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Refunding Series 2020A:
1,040	4.000%, 7/01/35	7/30 at 100.00	A2	1,262,238
450	4.000%, 7/01/36	7/30 at 100.00	A2	544,707
455	4.000%, 7/01/37	7/30 at 100.00	A2	549,249
375	4.000%, 7/01/38	7/30 at 100.00	A2	451,650
635	4.000%, 7/01/39	7/30 at 100.00	A2	762,972
10,425	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2018, 5.000%, 7/01/47 (AMT)	7/28 at 100.00	A	12,625,405
4,775	Metropolitan Governemnt of Nashville & Davidson County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%, 3/01/40 (Mandatory Put 3/01/25)	8/21 at 100.00	AA+	4,788,036
1,035	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Series 2010A-1, 5.000%, 7/01/26	8/21 at 100.00	A+	1,038,643
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
1,440	5.000%, 11/01/26	11/21 at 100.00	A+	1,461,082
660	5.000%, 11/01/27	11/21 at 100.00	A+	669,643
1,300	5.000%, 11/01/28	11/21 at 100.00	A+	1,318,876
1,295	5.000%, 11/01/29	11/21 at 100.00	A+	1,313,790
1,495	5.000%, 11/01/30	11/21 at 100.00	A+	1,516,543
710	5.000%, 11/01/31	11/21 at 100.00	A+	720,203
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Blakeford at Green Hills, Refunding & Improvement Series 2012:
1,500	5.000%, 7/01/27 (Pre-refunded 7/01/22)	7/22 at 100.00	BBB- (7)	1,568,130
1,340	5.000%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	BBB- (7)	1,400,863
1,210	5.000%, 7/01/37 (Pre-refunded 7/01/22)	7/22 at 100.00	BBB- (7)	1,264,958

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$2,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Blakeford at Green Hills, Series 2020A, 4.000%, 11/01/55	11/25 at 102.00	BBB-	2,147,960
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A:
1,000	4.625%, 6/15/27, 144A (8)	No Opt. Call	N/R	600,000
1,900	5.500%, 6/15/37, 144A (8)	6/27 at 100.00	N/R	1,140,000
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
610	5.000%, 10/01/30	10/26 at 100.00	BBB	717,671
640	5.000%, 10/01/31	10/26 at 100.00	BBB	751,110
670	5.000%, 10/01/32	10/26 at 100.00	BBB	784,939
705	5.000%, 10/01/33	10/26 at 100.00	BBB	824,772
745	5.000%, 10/01/34	10/26 at 100.00	BBB	870,220
780	5.000%, 10/01/35	10/26 at 100.00	BBB	909,698
2,750	5.000%, 10/01/45	10/26 at 100.00	BBB	3,162,417
2,500	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2019A, 5.250%, 10/01/58	10/29 at 100.00	BBB	3,051,625
515	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E, 5.375%, 6/01/52, 144A	6/26 at 100.00	N/R	570,234
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
2,740	5.000%, 7/01/35	7/26 at 100.00	A3	3,295,590
1,165	5.000%, 7/01/40	7/26 at 100.00	A3	1,395,414
5,000	5.000%, 7/01/46	7/26 at 100.00	A3	5,959,600
5,240	5.000%, 7/01/46 (UB) (4)	7/26 at 100.00	A3	6,245,661
385	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2017A, 5.000%, 7/01/48	7/27 at 100.00	A3	467,710
5,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	AA+	6,151,500
495	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/23 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (7)	518,760
2,500	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Tender Option Bond Trust 2015-XF0224, 18.043%, 7/01/27 (Pre-refunded 7/01/23), 144A (IF) (4)	7/23 at 100.00	AA (7)	3,460,500
5,750	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Improvement Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A1	6,694,322

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Subordinate Series 2019A:
$1,000	4.000%, 7/01/49	7/30 at 100.00	A2	1,179,760
5,350	4.000%, 7/01/54	7/30 at 100.00	A2	6,247,516
2,000	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Subordinate Series 2019B, 5.000%, 7/01/44 (AMT)	7/30 at 100.00	A2	2,507,340
1,160	Metropolitan Nashville Airport Authority, Tennessee, Special Facility Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010, 5.200%, 7/01/26	8/21 at 100.00	Baa3	1,161,160
	Nashville Metropolitan Development and Housing Agency, Tennessee, Tax increment Bonds, Fifth & Broadway Development Project, Series 2018:
700	4.500%, 6/01/28, 144A	No Opt. Call	N/R	777,567
570	5.125%, 6/01/36, 144A	6/28 at 100.00	N/R	659,741
4,250	Pigeon Forge Industrial Development Board, Tennessee, Revenue Bonds, Public Facility, Series 2011, 5.000%, 6/01/34	8/21 at 100.00	AA	4,265,087
	Portland, Tennessee, Water and Sewer System Revenue Bonds, Series 2020:
1,225	4.000%, 4/01/35 – AGM Insured	4/30 at 100.00	AA	1,472,658
1,485	4.000%, 4/01/40 – AGM Insured	4/30 at 100.00	AA	1,764,254
1,000	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/42 (Pre-refunded 5/01/22)	5/22 at 100.00	A1 (7)	1,039,290
3,525	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2011, 5.500%, 8/01/40 (Pre-refunded 8/01/21)	8/21 at 100.00	A2 (7)	3,540,334
	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2015:
700	5.000%, 8/01/40	8/25 at 100.00	A+	811,090
1,000	5.000%, 8/01/45	8/25 at 100.00	A+	1,159,690
1,100	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2014, 5.250%, 12/01/44	12/24 at 100.00	BBB-	1,201,761
1,500	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2012, 5.250%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	1,606,215
	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Refunding Series 2015B:
4,160	5.000%, 11/01/33 (Pre-refunded 11/01/25) (UB) (4)	11/25 at 100.00	AA+ (7)	4,966,832
6,225	5.000%, 11/01/34 (Pre-refunded 11/01/25) (UB) (4)	11/25 at 100.00	AA+ (7)	7,432,339
1,500	5.000%, 11/01/35 (Pre-refunded 11/01/25)	11/25 at 100.00	AA+ (7)	1,790,925
1,295	5.000%, 11/01/40 (Pre-refunded 11/01/25)	11/25 at 100.00	AA+ (7)	1,546,165
5,000	5.000%, 11/01/40 (Pre-refunded 11/01/25) (UB) (4)	11/25 at 100.00	AA+ (7)	5,969,750
10,000	5.000%, 11/01/45 (Pre-refunded 11/01/25) (UB) (4)	11/25 at 100.00	AA+ (7)	11,939,500
1,000	Tennessee State, General Obligation Bonds, Series 2011A, 5.000%, 10/01/30 (Pre-refunded 10/01/21)	10/21 at 100.00	AAA (7)	1,012,130

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Tennessee State, General Obligation Bonds, Series 2014A:
$1,000	5.000%, 9/01/33	9/24 at 100.00	AAA	1,148,560
675	5.000%, 9/01/34	9/24 at 100.00	AAA	775,278
	Tennessee State, General Obligation Bonds, Series 2015A:
1,535	5.000%, 8/01/34	8/25 at 100.00	AAA	1,819,804
1,250	5.000%, 8/01/35	8/25 at 100.00	AAA	1,481,925
3,785	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A2	4,285,869
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
2,395	5.250%, 9/01/21	No Opt. Call	A2	2,414,591
1,755	5.250%, 9/01/22	No Opt. Call	A2	1,854,860
3,230	5.250%, 9/01/24	No Opt. Call	A2	3,696,961
2,520	5.250%, 9/01/26	No Opt. Call	A2	3,024,101
2,100	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	2,571,135
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
250	5.000%, 2/01/22	No Opt. Call	A	256,750
600	5.000%, 2/01/23	No Opt. Call	A	643,020
100	5.000%, 2/01/24	No Opt. Call	A	111,313
5,090	5.000%, 2/01/27	No Opt. Call	A	6,131,923
10,870	4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A2	11,541,875
	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2012:
500	5.000%, 7/01/34 (Pre-refunded 7/01/22)	7/22 at 100.00	A (7)	523,225
4,385	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A (7)	4,588,683
1,700	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2017, 4.000%, 7/01/37	7/27 at 100.00	A	1,981,367
500	West Knox Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 6/01/41	6/24 at 100.00	AA+	562,835
4,995	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/45	6/25 at 100.00	AA	5,811,033
310	Williamson County HB & TS Utility District, Tennessee, Waterworks Revenue Bonds, Series 2020, 4.000%, 9/01/41	9/29 at 100.00	AA	366,420
356,715	Total Tennessee			407,671,495
	Texas – 5.6%
8,520	Arlington Higher Education Finance Corp, 3.000%, 8/15/56 (UB) (4)	8/31 at 100.00	Aaa	9,057,697
4,035	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Riverwalk Education Foundation, Series 2019, 3.000%, 8/15/54 (UB) (4)	8/29 at 100.00	AAA	4,268,425

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A:
$125	5.000%, 12/01/46	12/26 at 100.00	BBB-	145,138
740	5.000%, 12/01/51	12/26 at 100.00	BBB-	857,586
10,000	Arlington, Texas, Special Tax Revenue Bonds, Subordinate Lien Series 2018C, 5.000%, 2/15/48 – BAM Insured	2/23 at 100.00	AA	10,595,100
	Austin, Texas, Airport System Revenue Bonds, Series 2019B:
6,000	5.000%, 11/15/44 (AMT)	11/29 at 100.00	A1	7,545,420
10,960	5.000%, 11/15/48 (AMT)	11/29 at 100.00	A1	13,723,126
	Carrollton-Farmers Branch Independent School District, Dallas County, Texas, General Obligation Bonds, School Building Series 2021:
1,260	3.000%, 2/15/37	2/30 at 100.00	AAA	1,432,217
1,150	3.000%, 2/15/38	2/30 at 100.00	AAA	1,304,238
965	3.000%, 2/15/39	2/30 at 100.00	AAA	1,091,830
765	3.000%, 2/15/40	2/30 at 100.00	AAA	864,106
5,410	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2018, 5.000%, 1/01/48	1/28 at 100.00	A-	6,482,262
2,745	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 5.000%, 8/15/32	8/22 at 100.00	A-	2,855,129
1,250	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/33	8/23 at 100.00	A-	1,376,125
2,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2014A, 4.250%, 12/01/34	12/24 at 100.00	BBB-	2,698,750
9,700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2015A, 5.000%, 12/01/50	6/25 at 100.00	BBB-	10,833,542
	Collin County Community College District, Texas, General Obligation Bonds, Series 2020A:
3,870	4.000%, 8/15/36	8/29 at 100.00	AAA	4,705,339
4,105	4.000%, 8/15/37	8/29 at 100.00	AAA	4,978,503
3,300	4.000%, 8/15/38	8/29 at 100.00	AAA	3,993,858
12,265	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/46 (UB) (4)	12/25 at 100.00	AA+	14,416,894
5,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (Pre-refunded 11/01/21) (AMT)	11/21 at 100.00	A1 (7)	5,079,400
1,720	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012A RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa2	1,801,580
	Fort Bend County, Texas, Toll Road Revenue Bonds, Senior Lien Series 2021:
1,000	3.000%, 3/01/46 – BAM Insured (UB)	3/31 at 100.00	AA	1,080,110
1,625	3.000%, 3/01/51 – BAM Insured (UB)	3/31 at 100.00	AA	1,740,586
	Fort Bend Grand Parkway Toll Road Authority:
1,555	3.000%, 3/01/46 (UB)	3/31 at 100.00	Aa1	1,676,523
1,485	3.000%, 3/01/51 (UB)	3/31 at 100.00	Aa1	1,586,440

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$5,960	Godley Independent School District, Texas, General Obligation Bonds, School Building Series 2021, 3.000%, 2/15/46 (WI/DD, Settling 7/27/21)	2/31 at 100.00	Aaa	6,449,912
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C:
8,000	4.000%, 10/01/45	4/30 at 100.00	A+	9,456,400
12,420	4.000%, 10/01/49	4/30 at 100.00	A+	14,584,185
1,075	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	BB	1,100,639
5,200	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-3, 5.000%, 7/01/49 (Mandatory Put 12/01/26)	9/26 at 100.78	A+	6,359,652
8,585	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/33	6/23 at 100.00	Baa2	8,911,573
1,325	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	Baa2	714,414
1,735	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (AMT)	7/25 at 100.00	B	1,955,102
7,115	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvements Project, Refunding Series 2020C, 5.000%, 7/15/27 (AMT)	No Opt. Call	B-	8,508,757
9,900	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Technical Operations Center Project, Series 2018, 5.000%, 7/15/28 (AMT)	No Opt. Call	B	11,975,931
250	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	Ba3	275,453
430	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27 (AMT)	No Opt. Call	B-	513,867
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal Improvements Project, Refunding Series 2020B-2, 5.000%, 7/15/27 (AMT)	No Opt. Call	B-	1,195,910
8,755	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2017B, 5.000%, 11/15/37	11/27 at 100.00	Aa2	10,887,981
1,955	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	A	1,967,942
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014:
2,560	5.000%, 9/01/32	9/24 at 100.00	A	2,832,742
335	5.000%, 9/01/34	9/24 at 100.00	A	369,977
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015:
1,360	5.000%, 8/15/30	8/25 at 100.00	A	1,558,247
1,280	5.000%, 8/15/35	8/25 at 100.00	A	1,452,275
9,460	Lamar Consolidated Independent School District, Fort Bend County, Texas, General Obligation Bonds, Schoolhouse Series 2021, 3.000%, 2/15/51	2/31 at 100.00	AAA	10,251,802
1,000	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds, Series 2017, 5.000%, 11/01/35 (AMT)	11/26 at 100.00	A1	1,205,460

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$6,720	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company - Love Field Modernization Program Project, Series 2012, 5.000%, 11/01/28 (AMT)	11/22 at 100.00	Baa1	7,129,315
1,800	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018, 5.000%, 5/15/48	5/28 at 100.00	A+	2,192,868
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2020:
2,250	5.000%, 5/15/34	5/29 at 100.00	A+	2,870,077
1,120	5.000%, 5/15/35	5/29 at 100.00	A+	1,426,634
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2021:
3,000	5.000%, 5/15/46	5/30 at 100.00	A+	3,818,070
5,795	5.000%, 5/15/51	5/30 at 100.00	A+	7,331,950
7,000	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 2001A, 2.600%, 11/01/29	No Opt. Call	A-	7,530,110
4,520	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	4,782,702
4,510	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (AMT) (8), (9)	1/26 at 102.00	N/R	115,764
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy at Willow Bend Project, Series 2016:
665	5.000%, 11/01/46	11/23 at 103.00	BBB-	720,574
805	5.000%, 11/01/51	11/23 at 103.00	BBB-	870,350
570	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018A, 5.500%, 7/01/54	7/24 at 103.00	N/R	609,780
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Crestview Project, Series 2016:
1,100	5.000%, 11/15/36	11/24 at 102.00	BB+	1,203,642
1,550	5.000%, 11/15/46	11/24 at 102.00	BB+	1,680,278
755	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc Project, Series 2014, 5.500%, 1/01/43	1/25 at 100.00	N/R	792,871
9,680	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Westminster Project, Series 2016, 4.000%, 11/01/36	11/24 at 102.00	BBB	10,531,066
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, LLC-Texas A&M University-Corpus Christi Project, Series 2016A:
30	5.000%, 4/01/31 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	36,059
360	5.000%, 4/01/36 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	432,709
65	5.000%, 4/01/48 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	78,128
6,625	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured	4/24 at 100.00	AA	7,124,061

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, LLC - Texas A&M University - San Antonio Project,:
$1,275	5.000%, 4/01/31 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	1,529,210
1,290	5.000%, 4/01/36 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	1,547,200
2,445	5.000%, 4/01/48 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	2,932,484
1,250	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville II, LLC - Tarleton State University Project, Series 2014A, 5.000%, 4/01/34 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (7)	1,398,163
3,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/34 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (7)	3,364,350
10,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	Caa1	8,600,000
10,880	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C, 0.000%, 9/01/45 (Pre-refunded 9/01/31) (5)	9/31 at 100.00	N/R (7)	16,401,818
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	2,017,540
7,915	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A, 5.000%, 1/01/38	1/29 at 100.00	A+	9,944,881
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2021B:
17,405	3.000%, 1/01/46 (UB) (4)	1/31 at 100.00	A	18,735,090
13,265	3.000%, 1/01/51 (UB) (4)	1/31 at 100.00	A	14,196,734
4,410	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 5.000%, 1/01/34	1/25 at 100.00	A	5,046,407
4,395	Port of Houston Authority, Harris County, Texas, General Obligation Bonds, Refunding Series 2018A, 5.000%, 10/01/32 (AMT)	10/28 at 100.00	Aaa	5,571,805
	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A:
655	5.000%, 2/01/29	2/24 at 100.00	Ba1	703,647
1,805	5.000%, 2/01/34	2/24 at 100.00	Ba1	1,922,054
385	5.125%, 2/01/39	2/24 at 100.00	Ba1	409,525
645	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007, 5.500%, 8/01/27	No Opt. Call	A2	809,972
5,950	Stephen F Austin State University, Texas, Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 10/15/42	10/28 at 100.00	AA-	7,314,989
3,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	3,591,780
3,435	Tarrant County Cultural Education Facilities, Texas, Finance Corporation Revenue Bonds, Christus Health, Refunding Series 2018B, 5.000%, 7/01/35	1/29 at 100.00	A+	4,293,578

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$10,115	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/40 (AMT)	12/25 at 100.00	Baa3	11,512,387
7,300	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013, 6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	8,273,820
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
2,570	4.000%, 6/30/35	12/30 at 100.00	Baa2	3,089,603
4,820	4.000%, 12/31/35	12/30 at 100.00	Baa2	5,786,362
1,515	4.000%, 6/30/37	12/30 at 100.00	Baa2	1,808,092
2,650	4.000%, 12/31/38	12/30 at 100.00	Baa2	3,152,625
2,550	4.000%, 12/31/39	12/30 at 100.00	Baa2	3,023,662
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2015B:
16,500	0.000%, 8/15/36	8/24 at 59.60	A	9,457,635
7,000	0.000%, 8/15/37	8/24 at 56.94	A	3,830,820
2,910	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2020A, 3.000%, 8/15/40	8/30 at 100.00	A	3,144,080
10,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/37	8/24 at 100.00	A-	11,164,100
	Texas Water Development Board, State Revolving Fund Revenue Bonds, New Series 2020:
4,165	3.000%, 8/01/39	8/30 at 100.00	AAA	4,686,916
5,000	3.000%, 8/01/40	8/30 at 100.00	AAA	5,621,250
1,030	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Road Improvement Series 2015, 6.000%, 12/01/32 – BAM Insured	12/24 at 100.00	AA	1,210,889
1,135	Viridian Municipal Management District, Texas, Reinvest Zone 6 Tax Increment Revenue Bonds, Refunding Utility Improvement Series 2015, 6.000%, 12/01/31 – BAM Insured	12/24 at 100.00	AA	1,335,589
	Waco Educational Finance Corp:
1,315	4.000%, 3/01/46 (UB)	3/31 at 100.00	A+	1,555,066
1,315	4.000%, 3/01/51 (UB)	3/31 at 100.00	A+	1,548,807
427,965	Total Texas			470,528,083
	Utah – 0.7%
20,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, 5.000%, 7/01/42 (AMT)	7/27 at 100.00	A	23,955,200
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A:
8,180	5.000%, 7/01/43 (AMT)	7/28 at 100.00	A	9,953,669
12,610	5.250%, 7/01/48 (AMT)	7/28 at 100.00	A	15,487,476

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)
	Utah Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012:
$250	5.600%, 7/15/22 (ETM)	No Opt. Call	N/R (7)	257,070
850	6.300%, 7/15/32 (Pre-refunded 7/15/22)	7/22 at 100.00	N/R (7)	902,624
1,705	Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/46, 144A	2/26 at 100.00	BB	1,854,869
7,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2018A, 5.000%, 5/15/41	5/26 at 100.00	AA+	8,257,480
50,595	Total Utah			60,668,388
	Virginia – 1.4%
	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
705	4.000%, 7/01/38	7/30 at 100.00	AA-	846,479
1,080	4.000%, 7/01/39	7/30 at 100.00	AA-	1,293,646
	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018:
4,520	5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	4,993,199
2,430	4.500%, 9/01/45, 144A	9/27 at 100.00	N/R	2,608,435
5,600	5.000%, 9/01/45, 144A	9/27 at 100.00	N/R	6,169,296
7,930	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A, 4.000%, 7/01/51	7/30 at 100.00	AA-	9,324,728
10,070	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	7/21 at 100.00	B-	10,136,462
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	1,077,930
5,000	Virginia Port Authority, General Fund Revenue Bonds, Series 2015, 5.000%, 7/01/40 (Pre-refunded 7/01/25) (AMT)	7/25 at 100.00	AA+ (7)	5,889,300
2,000	Virginia Port Authority, Port Facilities Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/41 (AMT)	7/26 at 100.00	A1	2,348,500
2,000	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019A, 5.500%, 7/01/49, 144A	7/34 at 100.00	N/R	1,904,140
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
3,400	5.000%, 12/31/47 (AMT)	6/27 at 100.00	BBB	4,107,438
1,740	5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	2,098,527
3,365	5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	4,039,884
13,250	5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	15,896,820
	Virginia Small Business Financing Authority, Revenue Bonds, National Senior Campuses Inc Obligated Group, Series 2020A:
3,415	4.000%, 1/01/45	7/27 at 103.00	A	3,803,934
6,340	4.000%, 1/01/51	7/27 at 103.00	A	7,027,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$5,500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (AMT)	1/22 at 100.00	BBB	5,627,765
13,975	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2019, 5.000%, 7/01/49 (AMT)	1/22 at 100.00	BBB	14,294,608
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,515	5.250%, 1/01/32 (AMT)	7/22 at 100.00	BBB	3,680,873
7,715	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	8,090,258
104,550	Total Virginia			115,259,922
	Washington – 1.5%
2,450	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	2,518,551
210	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	257,951
5,385	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 5.000%, 5/01/30 (AMT)	5/27 at 100.00	AA-	6,494,202
	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019:
10,000	5.000%, 4/01/38 (AMT)	4/29 at 100.00	AA-	12,363,900
7,225	5.000%, 4/01/39 (AMT)	4/29 at 100.00	AA-	8,914,711
	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016:
3,825	5.000%, 12/01/30	12/26 at 100.00	Baa2	4,457,999
1,950	5.000%, 12/01/31	12/26 at 100.00	Baa2	2,267,363
4,000	5.000%, 12/01/32	12/26 at 100.00	Baa2	4,642,440
1,120	5.000%, 12/01/37	12/26 at 100.00	Baa2	1,290,498
	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012:
2,775	5.000%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	2,830,167
2,435	5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	2,483,944
1,600	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/28 (Pre-refunded 5/15/24)	5/24 at 100.00	AA- (7)	1,809,760
	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017:
5,180	5.000%, 8/15/34	8/27 at 100.00	BBB-	6,145,966
1,775	5.000%, 8/15/35	8/27 at 100.00	BBB-	2,103,659
2,500	5.000%, 8/15/36	8/27 at 100.00	BBB-	2,958,100
2,400	5.000%, 8/15/37	8/27 at 100.00	BBB-	2,834,352
5,010	4.000%, 8/15/42	8/27 at 100.00	BBB-	5,500,830

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington Health Care Facilities Authority, Revenue Bonds, Yakima Valley Memorial Hospital Association, Series 2016:
$6,000	5.000%, 12/01/41	12/26 at 100.00	Ba1	6,655,020
5,930	5.000%, 12/01/46	12/26 at 100.00	Ba1	6,522,170
	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018:
4,320	5.000%, 7/01/43	7/28 at 100.00	Baa3	5,202,965
12,000	5.000%, 7/01/58 (UB) (4)	7/28 at 100.00	Baa1	14,472,600
	Washington State Higher Education Facilities Authority, Revenue Bonds, Seattle University, Series 2020:
1,000	4.000%, 5/01/45	5/30 at 100.00	A	1,150,090
1,025	4.000%, 5/01/50	5/30 at 100.00	A	1,173,389
	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
1,155	5.000%, 7/01/41, 144A	7/26 at 100.00	N/R	1,259,770
2,000	5.000%, 7/01/46, 144A	7/26 at 100.00	N/R	2,167,920
3,805	5.000%, 7/01/51, 144A	7/26 at 100.00	N/R	4,115,298
1,100	Washington State Housing Finance Commission, Non-Profit Revenue Bonds, Emerald Heights Project, Refunding 2013, 5.000%, 7/01/28	7/23 at 100.00	A-	1,181,279
2,340	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB-	2,423,678
8,520	Washington State, General Obligation Bonds, Various Purpose Series 2015B, 5.000%, 2/01/36	2/25 at 100.00	Aaa	9,837,192
109,035	Total Washington			126,035,764
	West Virginia – 0.4%
12,460	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2020, 5.000%, 7/01/45 (Mandatory Put 7/01/25) (AMT)	1/25 at 100.00	B	13,444,838
15,500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc Project, Refunding & Improvement Series 2018A, 5.000%, 1/01/43	1/29 at 100.00	BBB+	18,830,640
2,375	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Refunding & Improvement Series 2019A, 5.000%, 9/01/30	9/29 at 100.00	Baa1	2,997,867
1,585	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 4.000%, 6/01/41	6/26 at 100.00	A	1,770,287
31,920	Total West Virginia			37,043,632
	Wisconsin – 2.6%
1,250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.000%, 2/01/36, 144A	2/26 at 100.00	N/R	1,357,325

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Eno River Academy Project, Series 2020A:
$815	5.000%, 6/15/40, 144A	6/30 at 100.00	Ba1	947,690
1,380	5.000%, 6/15/54, 144A	6/30 at 100.00	Ba1	1,576,636
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of Las Vegas, Series 2020A:
555	4.000%, 7/01/30, 144A	7/28 at 100.00	BB-	606,643
200	5.000%, 7/01/55, 144A	7/28 at 100.00	BB-	223,072
2,150	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	2,230,023
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A:
105	5.500%, 10/01/22 (ETM)	No Opt. Call	Baa3 (7)	109,064
375	6.000%, 10/01/32 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa3 (7)	401,783
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc of North Carolina Project, Series 2014A:
1,080	5.000%, 10/01/34 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa3 (7)	1,144,109
500	5.125%, 10/01/45 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa3 (7)	530,460

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$11	0.000%, 1/01/47, 144A (8)	No Opt. Call	N/R	342
10	0.000%, 1/01/48, 144A (8)	No Opt. Call	N/R	295
9	0.000%, 1/01/49, 144A (8)	No Opt. Call	N/R	284
9	0.000%, 1/01/50, 144A (8)	No Opt. Call	N/R	265
9	0.000%, 1/01/51, 144A (8)	No Opt. Call	N/R	256
12	0.000%, 1/01/52, 144A (8)	No Opt. Call	N/R	321
11	0.000%, 1/01/53, 144A (8)	No Opt. Call	N/R	311
11	0.000%, 1/01/54, 144A (8)	No Opt. Call	N/R	293
11	0.000%, 1/01/55, 144A (8)	No Opt. Call	N/R	282
11	0.000%, 1/01/56, 144A (8)	No Opt. Call	N/R	272
549	5.500%, 7/01/56, 144A (8)	3/28 at 100.00	N/R	434,464
12	0.000%, 1/01/57, 144A (8)	No Opt. Call	N/R	294
11	0.000%, 1/01/58, 144A (8)	No Opt. Call	N/R	280
11	0.000%, 1/01/59, 144A (8)	No Opt. Call	N/R	268
11	0.000%, 1/01/60, 144A (8)	No Opt. Call	N/R	255
11	0.000%, 1/01/61, 144A (8)	No Opt. Call	N/R	245
10	0.000%, 1/01/62, 144A (8)	No Opt. Call	N/R	233
10	0.000%, 1/01/63, 144A (8)	No Opt. Call	N/R	223
10	0.000%, 1/01/64, 144A (8)	No Opt. Call	N/R	215
10	0.000%, 1/01/65, 144A (8)	No Opt. Call	N/R	205
11	0.000%, 1/01/66, 144A (8)	No Opt. Call	N/R	211
128	0.000%, 1/01/67, 144A (8)	No Opt. Call	N/R	2,369

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$27	0.000%, 1/01/46, 144A (8)	No Opt. Call	N/R	872
27	0.000%, 1/01/47, 144A (8)	No Opt. Call	N/R	829
26	0.000%, 1/01/48, 144A (8)	No Opt. Call	N/R	811
26	0.000%, 1/01/49, 144A (8)	No Opt. Call	N/R	790
26	0.000%, 1/01/50, 144A (8)	No Opt. Call	N/R	749
28	0.000%, 1/01/51, 144A (8)	No Opt. Call	N/R	808
727	3.750%, 7/01/51, 144A (8)	3/28 at 100.00	N/R	511,371
28	0.000%, 1/01/52, 144A (8)	No Opt. Call	N/R	774
28	0.000%, 1/01/53, 144A (8)	No Opt. Call	N/R	750
28	0.000%, 1/01/54, 144A (8)	No Opt. Call	N/R	726
27	0.000%, 1/01/55, 144A (8)	No Opt. Call	N/R	702
27	0.000%, 1/01/56, 144A (8)	No Opt. Call	N/R	683
27	0.000%, 1/01/57, 144A (8)	No Opt. Call	N/R	661
26	0.000%, 1/01/58, 144A (8)	No Opt. Call	N/R	638
26	0.000%, 1/01/59, 144A (8)	No Opt. Call	N/R	623
26	0.000%, 1/01/60, 144A (8)	No Opt. Call	N/R	600
25	0.000%, 1/01/61, 144A (8)	No Opt. Call	N/R	576
25	0.000%, 1/01/62, 144A (8)	No Opt. Call	N/R	559
25	0.000%, 1/01/63, 144A (8)	No Opt. Call	N/R	541
25	0.000%, 1/01/64, 144A (8)	No Opt. Call	N/R	528
24	0.000%, 1/01/65, 144A (8)	No Opt. Call	N/R	508
24	0.000%, 1/01/66, 144A (8)	No Opt. Call	N/R	478
314	0.000%, 1/01/67, 144A (8)	No Opt. Call	N/R	5,796
1,650	Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina International School, Series 2013A, 7.000%, 8/01/43, 144A	8/23 at 100.00	BB+	1,819,043
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A:
1,610	6.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	1,740,330
5,000	6.250%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	5,422,350
3,845	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	3,953,506
	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated Group, Series 2021A:
585	4.000%, 7/01/46	1/31 at 100.00	BBB	677,635
1,675	4.000%, 7/01/51	1/31 at 100.00	BBB	1,931,007
1,925	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 4.000%, 1/01/45	1/30 at 100.00	A	2,220,179

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A:
$29,070	3.000%, 6/01/45 – AGM Insured (UB) (4)	6/30 at 100.00	AA	31,440,955
10,930	3.000%, 6/01/45 (UB) (4)	6/30 at 100.00	A+	11,728,983
8,000	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, WakeMed, Series 2019A, 4.000%, 10/01/49	4/29 at 100.00	A+	9,109,280
14,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	16,270,100
2,735	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	2,544,507
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
1,360	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	1,163,453
4,065	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	3,393,340
1,000	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49 (5)	1/28 at 100.00	N/R	692,980
13,410	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A	6/26 at 100.00	BBB-	14,838,165
5,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB-	5,597,850
2,550	Superior, Wisconsin, Limited Obligation Revenue Refunding Bonds, Midwest Energy Resources Company, Series 1991E, 6.900%, 8/01/21 – FGIC Insured	No Opt. Call	Aa3	2,563,974
13,950	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	AA-	14,144,742
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
35	4.500%, 2/15/40	2/22 at 100.00	A-	35,444
1,000	5.000%, 2/15/40	2/22 at 100.00	A-	1,022,870
18,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc, Series 2012, 5.000%, 6/01/32	6/22 at 100.00	A3	18,717,300
7,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (7)	7,377,090
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014:
1,880	5.250%, 10/01/39	10/22 at 102.00	N/R	1,959,486
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,042,410
3,500	5.500%, 10/01/49	10/22 at 102.00	N/R	3,652,845
2,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Froedtert Health, Inc Obligated Group, Series 2017A, 4.000%, 4/01/39	4/27 at 100.00	AA	2,258,120
5,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46	2/26 at 100.00	A-	5,720,900
435	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	489,558

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014A:
$2,980	5.000%, 7/01/34	7/24 at 100.00	A	3,286,612
2,100	4.350%, 7/01/36	7/21 at 100.00	A	2,103,885
1,985	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2019, 3.125%, 12/15/49	12/29 at 100.00	AA-	2,126,789
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
275	5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	A (7)	302,717
3,175	5.000%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	BBB+ (7)	3,495,008
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014:
5,000	5.000%, 12/01/34	12/22 at 102.00	N/R	5,223,150
4,435	5.000%, 12/01/44	12/22 at 102.00	N/R	4,614,041
4,225	5.250%, 12/01/49	12/22 at 102.00	N/R	4,405,830
8,293	Wisconsin Housing and Economic Development Authority, Homeowners Mortgage Revenue Bonds, Guaranteed Mortgage-Backed Securities Program, Pass Through Series 2017A, 2.690%, 7/01/47	10/26 at 100.00	Aaa	8,709,675
205,568	Total Wisconsin			217,896,470
	Wyoming – 0.0%
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St John's Medical Center Project, Series 2011B:
800	5.500%, 12/01/27 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	817,392
2,500	6.000%, 12/01/36 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	2,559,300
3,300	Total Wyoming			3,376,692
$8,124,824	Total Municipal Bonds (cost $8,179,201,544)			8,886,034,905

Shares	Description (1)	Value
	COMMON STOCKS – 0.3%
	Electric Utilities – 0.3%
719,217	Energy Harbor Corp (10), (11), (12)	$27,060,539
	Total Common Stocks (cost $14,257,608)	27,060,539

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings	Value
	CORPORATE BONDS – 0.0%
	Hotels, Restaurants & Leisure – 0.0%
$45	Lombard Starwood Westin Hotel Conference Center and Hotel Project Revenue Bonds	7.500%	12/31/23	N/R	45,265
$45	Total Corporate Bonds (cost $45,265)				45,265
	Total Long-Term Investments (cost $8,193,504,417)				8,913,140,709

Nuveen All-American Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.1%
	MUNICIPAL BONDS – 1.1%
	Florida – 0.2%
$18,200	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (13)	8/21 at 103.00	N/R	$18,659,186
	Nevada – 0.1%
2,895	Director of Nevada State Department of Business and Industry, Revenue Bonds, Brightline West Passenger Rail Project, Variable Rate Demand Obligations, Series 2020A, 0.250%, 1/01/50 (AMT) (Mandatory Put 2/01/22), 144A (WI/DD, Settling 7/01/21)	8/21 at 100.00	VMIG 1	2,895,000
	New York – 0.8%
39,115	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Variable Rate Demand Obligations, Fiscal 2010 Series 2009CC, 0.030%, 6/15/41 (Mandatory Put 7/07/21) (13)	6/21 at 100.00	AA+	39,115,000
30,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Variable Rate Demand Obligations, Series 2011FF-2, 0.030%, 6/15/44 (Mandatory Put 6/30/21) (13)	6/21 at 100.00	AA+	30,000,000
69,115	Total New York			69,115,000
$90,210	Total Short-Term Investments (cost $90,326,516)			90,669,186
	Total Investments (cost $8,283,830,933) – 107.5%			9,003,809,895
	Floating Rate Obligations – (8.8)%			(736,460,000)
	Other Assets Less Liabilities – 1.3%			106,678,165
	Net Assets – 100%			$8,374,028,060
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$8,877,345,124	$8,689,781	$8,886,034,905
Common Stocks	—	27,060,539	—	27,060,539
Corporate Bonds	—	45,265	—	45,265
Short-Term Investments:
Municipal Bonds	—	90,669,186	—	90,669,186
Total	$ —	$8,995,120,114	$8,689,781	$9,003,809,895

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(9)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(10)	Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34,Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33,Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32.
(11)	For fair value measurement disclosure purposes, investment classified as Level 2.
(12)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(13)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
SIFMA	Securities Industry and Financial Market Association
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Intermediate Duration Municipal Bond Fund
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 97.4%
	MUNICIPAL BONDS – 96.4%
	National – 0.5%
$5,398	Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A, 3.400%, 1/25/36	No Opt. Call	AA+	6,188,295
4,914	Freddie Mac Multi-Family ML Certificates, Series ML 08, Series 2021, 1.877%, 7/25/37	No Opt. Call	AA+	4,959,227
	Revenue Bond Certificate Series Trust:
13,378	2.500%, 2/01/42 (Mandatory Put 11/22/22), 144A	No Opt. Call	AA+	13,743,563
24,998	2.500%, 3/01/46 (Mandatory Put 11/22/22), 144A	No Opt. Call	AA+	25,505,695
48,688	Total National			50,396,780
	Alabama – 1.7%
12,235	Alabama Public School and College Authority, Capital Improvement Pool Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/26	No Opt. Call	Aa1	15,085,388
7,630	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31 – AGM Insured (AMT)	10/27 at 100.00	AA	9,215,438
5,820	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A, 4.000%, 7/01/37	7/28 at 100.00	Aa3	6,638,874
2,880	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018B, 5.000%, 7/01/37	7/28 at 100.00	A1	3,505,075
6,665	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A2	7,202,132
6,685	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 4 Series 2019A-1, 4.000%, 12/01/49 (Mandatory Put 12/01/25)	9/25 at 100.38	A1	7,632,866
37,500	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	38,730,750
5,085	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2021A, 4.000%, 6/01/51 (Mandatory Put 12/01/31)	9/31 at 100.53	Aa2	6,347,402
	Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020:
1,000	5.000%, 8/01/26 – AGM Insured	No Opt. Call	AA	1,206,520
1,000	5.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	1,263,210
1,000	5.000%, 8/01/30 – AGM Insured	No Opt. Call	AA	1,306,920
14,455	Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50 (Mandatory Put 12/01/25)	9/25 at 100.58	A2	16,446,610
1,910	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	2,054,797

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alabama (continued)
	Montgomery Medical Clinic Board, Alabama, Health Care Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015:
$2,080	5.000%, 3/01/23	No Opt. Call	BBB-	2,210,998
3,555	5.000%, 3/01/24	No Opt. Call	BBB-	3,904,634
2,235	5.000%, 3/01/25	No Opt. Call	BBB-	2,525,930
1,725	5.000%, 3/01/26	No Opt. Call	BBB-	1,999,189
8,285	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	8,565,199
12,325	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Fixed Rate Series 2018A, 4.000%, 4/01/49 (Mandatory Put 4/01/24)	1/24 at 100.27	A	13,433,141
8,505	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A1	9,335,938
6,805	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 1, Series 2021A, 4.000%, 11/01/51 (Mandatory Put 10/01/28)	7/28 at 100.68	A2	8,134,357
3,860	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51 (Mandatory Put 12/01/31)	9/31 at 100.62	A1	4,766,830
925	The Improvement District of the City of Mobile - McGowin Park Project, Alabama, Sales Tax Revenue Bonds, Series 2016A, 5.000%, 8/01/25	No Opt. Call	N/R	961,075
6,433	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	7,003,639
160,598	Total Alabama			179,476,912
	Arizona – 1.9%
2,405	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	2,468,973
	Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Series 2020C Forward Delivery:
940	5.000%, 8/01/26	No Opt. Call	Aa3	1,148,285
1,000	5.000%, 8/01/29	No Opt. Call	Aa3	1,309,080
6,475	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children's Hospital, Refunding Series 2012A, 5.000%, 2/01/27	2/22 at 100.00	A1	6,658,307
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
10,270	5.000%, 7/01/25	7/22 at 100.00	A1	10,704,934
16,235	5.000%, 7/01/26	7/22 at 100.00	A1	16,904,369
16,760	5.000%, 7/01/27	7/22 at 100.00	A1	17,438,948
	Arizona State, Certificates of Participation, Refunding Series 2019A:
5,580	5.000%, 10/01/26	No Opt. Call	Aa2	6,850,064
16,880	5.000%, 10/01/27	No Opt. Call	Aa2	21,280,278
12,510	5.000%, 10/01/28	No Opt. Call	Aa2	16,159,667

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$21,410	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory Put 8/14/23)	No Opt. Call	A+	22,315,643
2,470	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	2,585,818
18,100	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	20,429,108
2,000	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2007, 5.000%, 5/15/26	5/22 at 100.00	A+	2,070,560
750	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2020, 4.000%, 5/15/26	No Opt. Call	AA	867,690
1,950	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B, 5.000%, 7/01/39, 144A	7/29 at 100.00	BB+	2,324,732
1,010	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 4.125%, 9/01/38	9/28 at 100.00	A+	1,188,932
	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2021A:
450	5.000%, 9/01/27	No Opt. Call	A+	566,078
550	5.000%, 9/01/28	No Opt. Call	A+	708,213
3,780	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019B, 0.410%, 1/01/35 (Mandatory Put 10/18/22) (SIFMA reference rate + 0.380% spread) (4)	4/22 at 100.00	AA-	3,775,275
3,255	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019C, 0.600%, 1/01/35 (Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread) (4)	10/23 at 100.00	AA-	3,242,696
2,510	Maricopa County Pollution Control Corporation, Arizona, Pollution Control Revenue Bonds, El Paso Electric Company, Refunding Series 2009A, 3.600%, 2/01/40	6/29 at 100.00	BBB+	2,785,247
	Northern Arizona University, Revenue Bonds, SPEED - Stimulus Plan Economic Educational Development Fund, Refunding Series 2020B:
3,615	5.000%, 8/01/26 – AGM Insured	No Opt. Call	AA	4,361,570
4,220	5.000%, 8/01/27 – AGM Insured	No Opt. Call	AA	5,226,048
3,975	5.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	5,036,722
	Northern Arizona University, System Revenue Bonds, Refunding Series 2014:
385	5.000%, 6/01/22	No Opt. Call	A+	401,682
430	5.000%, 6/01/23	No Opt. Call	A+	468,141
	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2021A:
580	5.000%, 7/01/26	No Opt. Call	AAA	708,348
1,110	5.000%, 7/01/27	No Opt. Call	AAA	1,393,927
2,650	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A-	2,791,378

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$705	Regional Public Transportation Authority, Arizona, Transportation Excise Tax Revenue Bonds, Maricopa County Public Transportation Fund Series 2014, 5.250%, 7/01/23	No Opt. Call	AA+	776,388
11,770	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Refunding Series 2011A, 5.000%, 12/01/24	12/21 at 100.00	AA+	12,006,577
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
2,015	5.000%, 12/01/32	No Opt. Call	A3	2,673,482
855	5.000%, 12/01/37	No Opt. Call	A3	1,206,901
179,600	Total Arizona			200,834,061
	Arkansas – 0.5%
14,355	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	Ba3	16,086,070
11,335	Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2020B-2, 5.000%, 9/01/44 (Mandatory Put 9/01/27)	3/27 at 100.00	BBB+	13,681,798
1,000	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 5.000%, 12/01/33	12/23 at 100.00	A1	1,111,250
	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014:
500	5.000%, 7/01/22	No Opt. Call	A+	520,510
820	5.000%, 7/01/23	No Opt. Call	A+	880,647
1,610	5.000%, 7/01/26	7/24 at 100.00	A+	1,826,320
1,485	5.000%, 7/01/28	7/24 at 100.00	A+	1,680,560
1,935	5.000%, 7/01/29	7/24 at 100.00	A+	2,190,710
1,000	5.000%, 7/01/30	7/24 at 100.00	A+	1,132,240
4,585	5.000%, 7/01/34	7/24 at 100.00	A+	5,187,973
	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
2,125	5.000%, 12/01/25	12/24 at 100.00	A	2,418,250
1,795	5.000%, 12/01/27	12/24 at 100.00	A	2,023,952
560	Rogers, Arkansas, Sales and Use Tax Bonds, Improvement Series 2018B, 3.875%, 11/01/39	11/26 at 100.00	AA-	627,654
	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Refunding & Improvement Series 2019A:
1,200	5.000%, 11/01/34	5/29 at 100.00	Aa2	1,534,188
1,240	5.000%, 11/01/35	5/29 at 100.00	Aa2	1,582,773
45,545	Total Arkansas			52,484,895

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California – 3.9%
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A:
$1,225	5.000%, 6/01/31	6/30 at 100.00	A-	1,642,505
1,280	5.000%, 6/01/32	6/30 at 100.00	A-	1,707,418
635	5.000%, 6/01/33	6/30 at 100.00	A-	842,588
740	4.000%, 6/01/34	6/30 at 100.00	A-	915,683
1,180	4.000%, 6/01/35	6/30 at 100.00	A-	1,455,731
1,575	4.000%, 6/01/36	6/30 at 100.00	A-	1,934,037
415	4.000%, 6/01/37	6/30 at 100.00	A-	507,719
2,460	4.000%, 6/01/38	6/30 at 100.00	A-	3,000,290
700	4.000%, 6/01/39	6/30 at 100.00	A-	851,305
965	4.000%, 6/01/40	6/30 at 100.00	A-	1,170,690
2,935	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Series 2021BD, 5.000%, 12/01/26	No Opt. Call	AAA	3,647,090
7,130	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2011A, 3.000%, 3/01/41 (Mandatory Put 3/01/24)	9/23 at 100.00	A+	7,493,273
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
1,200	5.000%, 8/15/35	8/27 at 100.00	BBB+	1,432,944
1,845	5.000%, 8/15/36	8/27 at 100.00	BBB+	2,199,572
20,679	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	24,394,435
5,789	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-1, 3.500%, 11/20/35	No Opt. Call	BBB+	6,783,814
	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A:
5,835	3.250%, 12/31/32 – AGM Insured (AMT)	6/28 at 100.00	AA	6,388,625
4,000	5.000%, 12/31/33 (AMT)	6/28 at 100.00	BBB-	4,950,400
5,000	5.000%, 12/31/34 (AMT)	6/28 at 100.00	BBB-	6,177,400
3,530	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory Put 11/03/25) (AMT)	No Opt. Call	A-	3,931,785
16,935	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2015A-1, 3.375%, 7/01/25 (AMT)	No Opt. Call	A-	18,880,831
12,305	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (AMT)	No Opt. Call	A-	13,637,878
1,400	California State Public Works Board, Lease Revenue Bonds, California State University, Various University Projects, Series 2010B-1, 5.375%, 3/01/25	7/21 at 100.00	Aa3	1,405,866
5,425	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB	6,204,138

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
$1,500	5.000%, 12/01/27, 144A	6/26 at 100.00	BB	1,757,565
2,695	5.000%, 12/01/31, 144A	6/26 at 100.00	BB	3,099,007
4,200	5.000%, 12/01/36, 144A	6/26 at 100.00	BB	4,784,388
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A:
2,530	5.000%, 12/01/33, 144A	6/28 at 100.00	BB	3,013,028
3,790	5.250%, 12/01/38, 144A	6/28 at 100.00	BB	4,536,554
915	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/25	7/24 at 100.00	A-	1,038,571
10,135	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46 (Mandatory Put 11/01/29)	No Opt. Call	AA-	13,372,930
10,100	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009C-3, 5.000%, 4/01/45 (Mandatory Put 11/01/29)	No Opt. Call	AA-	13,326,748
190	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22 (5)	7/21 at 100.00	N/R	180,601
5,050	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2004L, 5.000%, 4/01/38 (Mandatory Put 11/01/29)	No Opt. Call	AA-	6,663,374
	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A:
7,475	0.000%, 11/01/26 (Pre-refunded 11/01/21)	11/21 at 66.91	AA- (6)	4,998,383
4,110	0.000%, 11/01/28 (Pre-refunded 11/01/21)	11/21 at 56.33	AA- (6)	2,313,642
	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series 2012:
2,725	5.000%, 1/01/22 (ETM)	No Opt. Call	N/R (6)	2,788,165
2,860	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (6)	3,051,277
1,635	5.000%, 1/01/24 (Pre-refunded 1/01/23)	1/23 at 100.00	N/R (6)	1,744,349
1,325	5.000%, 1/01/25 (Pre-refunded 1/01/23)	1/23 at 100.00	N/R (6)	1,413,616
	El Dorado Union High School District, El Dorado County, California, General Obligation Bonds, Series 2020:
1,430	5.000%, 8/01/33 – AGM Insured	8/27 at 100.00	AA	1,777,704
2,200	5.000%, 8/01/34 – AGM Insured	8/27 at 100.00	AA	2,729,606
2,280	5.000%, 8/01/35 – AGM Insured	8/27 at 100.00	AA	2,830,369
19,585	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BB	19,946,147
1,300	Grant Joint Union High School District, Sacramento County, California, General Obligation Bonds, Capital Appreciation Election 2006 Series 2008, 0.000%, 8/01/26 – AGM Insured	No Opt. Call	A1	1,227,109

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
$1,000	5.000%, 9/01/30	9/24 at 100.00	N/R	1,115,780
1,015	5.000%, 9/01/32	9/24 at 100.00	N/R	1,128,132
465	5.000%, 9/01/34	9/24 at 100.00	N/R	515,378
3,495	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured	8/21 at 100.00	AA	3,505,555
2,015	Las Virgenes Unified School District, Los Angeles County, California, General Obligation Bonds, 2006 Election, Series 2009B, 0.000%, 8/01/27	No Opt. Call	Aa1	1,894,704
13,425	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D, 5.000%, 5/15/25 (AMT)	No Opt. Call	Aa3	15,708,592
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B, 5.000%, 7/01/43	1/24 at 100.00	Aa2	5,543,350
	Los Angeles, California, Special Tax Bonds, Community Facilities District 4, Playa Vista Phase I, Series 2014:
1,060	5.000%, 9/01/24	No Opt. Call	A+	1,208,909
1,230	5.000%, 9/01/25	9/24 at 100.00	A+	1,399,580
985	5.000%, 9/01/26	9/24 at 100.00	A+	1,120,999
400	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/29 – BAM Insured	9/25 at 100.00	AA	464,976
5,345	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/28 (7)	2/28 at 100.00	Aa1	6,312,819
12,580	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 6.125%, 11/01/29	No Opt. Call	A	15,988,677
10,105	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.125%, 11/01/29	No Opt. Call	A	12,841,737
190	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2010, 6.000%, 12/01/21	8/21 at 100.00	B+	190,524
8,010	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 6.750%, 8/01/40	8/30 at 100.00	A2	11,059,167
	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A:
1,815	0.000%, 8/01/21 – AGC Insured	No Opt. Call	AA	1,814,564
2,095	0.000%, 8/01/22 – AGC Insured	No Opt. Call	AA	2,086,578
4,085	0.000%, 8/01/23 – AGC Insured	No Opt. Call	AA	4,043,006
7,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Refunding Series 2011, 6.000%, 10/01/25 – AGM Insured	10/21 at 100.00	AA	7,100,940
5,350	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/34	No Opt. Call	Aa2	4,183,058
2,410	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 4.000%, 10/01/37 – AGM Insured	10/24 at 100.00	AA	2,578,242

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B:
$2,115	0.000%, 10/01/34	No Opt. Call	A	1,578,044
2,000	0.000%, 10/01/36	No Opt. Call	A	1,406,640
14,350	San Diego Association of Governments, California, Capital Grants Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B, 1.800%, 11/15/27	11/26 at 100.00	A-	15,087,877
6,000	San Francisco City and County, California, General Obligation Bonds, Refunding Series 2021R-2, 5.000%, 6/15/23 (WI/DD, Settling 9/16/21)	No Opt. Call	AAA	6,497,940
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
5,000	5.000%, 1/15/29	1/25 at 100.00	A-	5,752,400
24,000	5.000%, 1/15/34	1/25 at 100.00	A-	27,308,160
	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and Housing Facility, Series 1994A:
1,430	6.250%, 7/01/24 (ETM)	No Opt. Call	Baa2 (6)	1,560,917
2,345	6.250%, 7/01/24	No Opt. Call	Baa2	2,559,849
1,875	Santa Monica-Malibu Unified School District, Los Angeles County, California, General Obligation Bonds, School Faciliites Improvement District 1, Election 2018, Series 2021B, 2.250%, 8/01/47 (WI/DD, Settling 7/08/21)	8/29 at 100.00	Aa1	1,860,844
	University of California, General Revenue Bonds, Limited Project Series 2018O:
4,595	5.000%, 5/15/32	5/28 at 100.00	AA-	5,831,423
3,635	5.000%, 5/15/33	5/28 at 100.00	AA-	4,607,472
2,030	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/23 – FGIC Insured	No Opt. Call	Aa3	2,007,041
3,000	Victor Valley Union High School District, San Bernardino County, California, General Obligation Bonds, Series 2009A, 5.750%, 8/01/31 – AGC Insured	8/26 at 100.00	AA	3,726,180
	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,540	5.000%, 7/01/24	No Opt. Call	Baa2	1,725,431
1,415	5.000%, 7/01/25	No Opt. Call	Baa2	1,629,882
1,450	3.250%, 7/01/27	7/25 at 100.00	Baa2	1,554,806
1,435	3.500%, 7/01/28	7/25 at 100.00	Baa2	1,543,472
1,355	3.750%, 7/01/29	7/25 at 100.00	Baa2	1,464,159
2,500	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2008B, 6.000%, 8/01/25	No Opt. Call	AA-	3,038,275
364,358	Total California			410,695,229

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado – 2.3%
	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2019A:
$1,860	5.500%, 12/01/29	12/28 at 100.00	Aa1	2,476,497
1,250	5.500%, 12/01/30	12/28 at 100.00	Aa1	1,660,462
1,650	5.500%, 12/01/32	12/28 at 100.00	Aa1	2,193,609
1,250	5.500%, 12/01/33	12/28 at 100.00	Aa1	1,657,650
9,355	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	9,971,214
1,115	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2020A, 4.000%, 12/01/29	12/25 at 103.00	N/R	1,211,972
10,000	Colorado Bridge Enterprise, Revenue Bonds, Central 70 Project, Senior Series 2017, 4.000%, 6/30/51 (AMT)	12/27 at 100.00	A-	11,085,900
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Regis University Project, Refunding Series 2016:
1,910	5.000%, 10/01/25	No Opt. Call	Baa2	2,250,075
1,235	5.000%, 10/01/30	10/25 at 100.00	Baa2	1,411,642
1,705	3.125%, 10/01/31	10/25 at 100.00	Baa2	1,787,488
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, AdventHealth Obligated Group, Series 2019A, 5.000%, 11/15/39	11/29 at 100.00	AA	6,427,100
4,045	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009B-1, 5.000%, 7/01/29 (Pre-refunded 11/09/22)	11/22 at 100.00	BBB+ (6)	4,302,586
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
7,500	5.000%, 8/01/27	No Opt. Call	BBB+	9,338,175
6,730	5.000%, 8/01/28	No Opt. Call	BBB+	8,564,396
4,000	5.000%, 8/01/29	No Opt. Call	BBB+	5,175,240
5,915	5.000%, 8/01/30	8/29 at 100.00	BBB+	7,598,823
1,800	5.000%, 8/01/31	8/29 at 100.00	BBB+	2,303,496
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
6,475	5.000%, 8/01/27	No Opt. Call	BBB+	8,061,958
7,020	5.000%, 8/01/28	No Opt. Call	BBB+	8,933,441
1,940	5.000%, 8/01/29	No Opt. Call	BBB+	2,509,991
2,025	5.000%, 8/01/30	8/29 at 100.00	BBB+	2,601,457
5,000	5.000%, 8/01/31	8/29 at 100.00	BBB+	6,398,600
10,990	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	12,770,710
12,420	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	14,895,058
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Living Communities & Services, Series 2020A, 4.000%, 12/01/40	12/27 at 103.00	A-	2,324,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$355	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.500%, 6/01/33 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (6)	390,706
13,990	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Series 2016, 3.125%, 9/01/42	9/26 at 100.00	Baa1	14,496,438
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A:
3,490	4.000%, 1/01/35	1/30 at 100.00	AA-	4,193,584
5,000	4.000%, 1/01/37	1/30 at 100.00	AA-	5,972,950
8,815	4.000%, 1/01/38	1/30 at 100.00	AA-	10,484,473
2,730	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2021E, 2.125%, 11/01/42	5/30 at 100.00	AAA	2,736,415
1,500	Delta County Memorial Hospital District, Colorado, Enterprise Revenue Bonds, Refunding Series 2010, 5.500%, 9/01/25	7/21 at 100.00	BB	1,505,295
11,020	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32 (Pre-refunded 11/15/22)	11/22 at 100.00	AA- (6)	11,746,108
15,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/24 (AMT)	No Opt. Call	A+	17,245,050
10,670	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	B	11,408,044
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
1,500	5.000%, 12/01/31	12/26 at 100.00	Baa2	1,769,550
500	5.000%, 12/01/32	12/26 at 100.00	Baa2	588,195
625	5.000%, 12/01/33	12/26 at 100.00	Baa2	733,487
	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A:
1,950	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	2,145,994
820	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	902,041
	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Refunding Series 2010:
2,215	5.000%, 12/15/21	No Opt. Call	Aa1	2,264,129
1,530	5.000%, 12/15/22	12/21 at 100.00	Aa1	1,563,935
3,467	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	3,603,357
540	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A, 4.000%, 12/01/35, 144A	3/26 at 103.00	N/R	583,103
885	Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 4.125%, 12/15/36	12/25 at 103.00	N/R	962,641
1,105	Pueblo County School District 60, Pueblo, Colorado, General Obligation Bonds, Refunding Series 2009, 5.000%, 12/15/22	No Opt. Call	Aa2	1,183,621

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A:
$600	5.000%, 1/15/28	No Opt. Call	A-	746,388
550	5.000%, 7/15/28	No Opt. Call	A-	691,565
750	5.000%, 1/15/29	No Opt. Call	A-	952,575
500	5.000%, 7/15/29	No Opt. Call	A-	640,605
555	5.000%, 1/15/30	No Opt. Call	A-	717,992
445	5.000%, 7/15/30	No Opt. Call	A-	580,623
1,000	5.000%, 1/15/31	No Opt. Call	A-	1,318,560
1,000	Spring Mesa Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Refunding Series 2015, 3.750%, 12/01/44 – AGC Insured	12/25 at 100.00	AA	1,069,330
730	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%, 12/01/41	3/26 at 103.00	N/R	826,907
208,027	Total Colorado			241,935,501
	Connecticut – 2.1%
3,890	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020A, 4.000%, 7/01/36	1/30 at 100.00	A+	4,591,173
1,920	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53 (Mandatory Put 1/01/25)	10/24 at 100.93	A+	2,211,629
5,570	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020B-2, 5.000%, 7/01/53 (Mandatory Put 1/01/27)	10/26 at 100.87	A+	6,807,153
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A:
4,045	4.000%, 7/01/34	7/29 at 100.00	A-	4,745,068
10,470	4.000%, 7/01/35	7/29 at 100.00	A-	12,265,919
5,000	4.000%, 7/01/36	7/29 at 100.00	A-	5,843,600
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1:
700	4.000%, 7/01/26	No Opt. Call	BBB+	806,939
700	4.000%, 7/01/27	No Opt. Call	BBB+	822,612
700	4.000%, 7/01/28	No Opt. Call	BBB+	834,652
600	4.000%, 7/01/29	No Opt. Call	BBB+	723,756
17,020	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2010A-4, 2.000%, 7/01/49 (Mandatory Put 2/08/22)	No Opt. Call	AAA	17,207,731
11,515	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2014A, 1.100%, 7/01/48 (Mandatory Put 2/07/23)	No Opt. Call	AAA	11,679,549
14,285	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.450%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	14,469,991
5,285	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-2, 2.000%, 7/01/42 (Mandatory Put 7/01/26)	No Opt. Call	AAA	5,646,177
8,610	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B-2, 0.550%, 7/01/37 (Mandatory Put 7/03/23)	No Opt. Call	AAA	8,646,506

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$21,040	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U1, 2.000%, 7/01/33 (Mandatory Put 2/08/22)	No Opt. Call	AAA	21,272,071
7,705	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49	1/24 at 100.00	AA-	7,984,769
1,170	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2018D-1, 4.000%, 11/15/38	11/27 at 100.00	AAA	1,313,243
1,045	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019B-1, 3.300%, 11/15/39	11/28 at 100.00	AAA	1,125,925
1,540	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019E-1, 2.850%, 11/15/39	11/28 at 100.00	AAA	1,639,330
5,800	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019F-1, 2.750%, 11/15/37	11/28 at 100.00	AAA	6,159,136
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020A-1:
5,580	2.450%, 5/15/38	5/29 at 100.00	AAA	5,750,971
9,370	3.500%, 11/15/45	5/29 at 100.00	AAA	10,435,275
5,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020D-1, 2.350%, 11/15/40	5/30 at 100.00	AAA	5,150,100
12,435	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020E-3, 1.850%, 5/15/38	5/30 at 100.00	AAA	12,122,508
11,105	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2021B-1, 2.100%, 11/15/40	11/30 at 100.00	AAA	10,983,955
880	Connecticut State, General Obligation Bonds, Refunding Series 2012C, 5.000%, 6/01/22	No Opt. Call	Aa3	919,301
15,000	Connecticut State, General Obligation Bonds, Refunding Series 2020B, 5.000%, 1/15/22	No Opt. Call	Aa3	15,393,000
2,605	Connecticut State, General Obligation Bonds, Series 2013E, 5.000%, 8/15/22	No Opt. Call	Aa3	2,747,337
1,360	Connecticut State, General Obligation Bonds, Series 2018C, 5.000%, 6/15/22	No Opt. Call	Aa3	1,423,322
5,035	Connecticut State, General Obligation Bonds, Series 2020A, 5.000%, 1/15/22	No Opt. Call	Aa3	5,166,917
1,790	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23	No Opt. Call	AA-	1,981,530
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 2021C:
3,440	5.000%, 1/01/25 (WI/DD, Settling 10/19/21)	No Opt. Call	AA-	3,924,077
3,500	5.000%, 1/01/26 (WI/DD, Settling 10/19/21)	No Opt. Call	AA-	4,121,390
	Stratford, Connecticut, General Obligation Bonds, Series 2014:
410	5.000%, 12/15/24 (Pre-refunded 12/15/22)	12/22 at 100.00	AA- (6)	438,659
580	5.000%, 12/15/26 (Pre-refunded 12/15/22)	12/22 at 100.00	AA- (6)	620,542
206,700	Total Connecticut			217,975,813
	Delaware – 0.2%
12,440	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45 (Mandatory Put 10/01/25)	10/25 at 100.00	BBB-	12,560,419

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Delaware (continued)
$1,000	Delaware Health Facilities Authority, Revenue Bonds, Bayhealth Medical Center Project, Series 2017A, 4.000%, 7/01/35	7/27 at 100.00	AA	1,136,280
	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013:
1,100	4.000%, 7/01/22 (ETM)	No Opt. Call	AA- (6)	1,141,844
3,995	5.000%, 7/01/28 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (6)	4,361,861
18,535	Total Delaware			19,200,404
	District of Columbia – 1.2%
3,880	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/30	10/22 at 100.00	BB-	4,044,590
2,390	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	A-	2,663,990
159,565	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	8/21 at 21.64	N/R	34,360,727
11,585	District of Columbia, Income Tax Secured Revenue Bonds, Refunding Series 2020B, 5.000%, 10/01/27	No Opt. Call	AAA	14,604,978
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
1,700	4.000%, 10/01/35	10/29 at 100.00	A-	2,008,856
3,500	4.000%, 10/01/37	10/29 at 100.00	A-	4,108,930
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding First Senior Lien Series 2019A:
1,250	5.000%, 10/01/33	10/28 at 100.00	A	1,564,937
1,750	5.000%, 10/01/34	10/28 at 100.00	A	2,187,745
2,000	5.000%, 10/01/35	10/28 at 100.00	A	2,498,280
8,475	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2016A, 4.000%, 10/01/35 (AMT)	10/26 at 100.00	Aa3	9,619,972
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
5,520	5.000%, 10/01/26 (AMT)	No Opt. Call	Aa3	6,722,146
4,150	5.000%, 10/01/28 (AMT)	No Opt. Call	Aa3	5,293,740
4,155	5.000%, 10/01/29 (AMT)	10/28 at 100.00	Aa3	5,262,432
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2020A Forward Delivery:
7,000	5.000%, 10/01/21 (AMT)	No Opt. Call	Aa3	7,082,950
10,000	5.000%, 10/01/22 (AMT)	No Opt. Call	Aa3	10,596,300
5,225	5.000%, 10/01/23 (AMT)	No Opt. Call	Aa3	5,781,567

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
	Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds, Green Series 2021A:
$4,085	5.000%, 7/15/26	No Opt. Call	AA	4,985,742
4,000	5.000%, 7/15/27	No Opt. Call	AA	5,017,600
1,250	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/25	No Opt. Call	AA-	1,474,200
241,480	Total District of Columbia			129,879,682
	Florida – 4.1%
4,170	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Refunding Series 2019B-2, 5.000%, 12/01/37 (Mandatory Put 12/01/26)	6/26 at 100.00	A	4,967,846
12,835	Broward County School Board, Florida, Certificates of Participation, Series 2015A, 5.000%, 7/01/25	No Opt. Call	Aa3	15,042,363
	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
10,000	5.000%, 10/01/34 (AMT)	10/25 at 100.00	A1	11,639,100
15,135	5.000%, 10/01/35 (AMT)	10/25 at 100.00	A1	17,615,778
3,110	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 2.250%, 9/01/29 (AMT)	No Opt. Call	A1	3,240,713
	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
920	2.250%, 9/01/23 – AGM Insured	No Opt. Call	AA	959,772
1,410	2.500%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,505,415
1,315	2.750%, 9/01/25 – AGM Insured	No Opt. Call	AA	1,438,781
915	2.750%, 9/01/26 – AGM Insured	No Opt. Call	AA	1,006,116
685	3.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	766,926
	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2015:
9,685	5.000%, 10/01/32	10/25 at 100.00	A+	11,454,062
7,325	5.000%, 10/01/33	10/25 at 100.00	A+	8,656,245
2,030	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020, 5.000%, 12/15/35, 144A	7/26 at 100.00	N/R	2,266,211
7,000	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2021, 5.000%, 7/01/26 – AGM Insured	No Opt. Call	AA	8,514,240
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
16,445	5.000%, 6/01/22	12/21 at 100.00	AA	16,773,407
14,640	5.000%, 6/01/25	12/24 at 100.00	AA	16,955,170
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013:
1,390	4.750%, 11/01/23	No Opt. Call	BB+	1,443,515
1,860	6.000%, 11/01/33	11/23 at 100.00	BB+	2,021,653
1,000	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Series 2013A, 6.000%, 4/01/42 (Pre-refunded 4/01/23)	4/23 at 100.00	A- (6)	1,100,360

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Bonds, Refunding Series 2021A:
$13,450	5.000%, 7/01/26	No Opt. Call	AAA	16,418,953
14,125	5.000%, 7/01/27	No Opt. Call	AAA	17,728,570
370	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27, 144A	6/26 at 100.00	N/R	398,516
1,155	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/35, 144A	6/27 at 100.00	BBB	1,336,843
30,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	33,008,700
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
44,460	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	8/21 at 104.00	N/R	45,852,932
30,650	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	8/21 at 104.00	N/R	31,554,175
3,275	Florida Governmental Utility Authority, Utility Revenue Bonds, Lake Aqua Utility System, Series 2013A, 4.250%, 10/01/33	10/22 at 100.00	A	3,426,207
2,755	Florida Governmental Utility Authority, Utility Revenue Bonds, Pasco Aqua Utility System, Series 2013A, 4.250%, 10/01/33 (Pre-refunded 10/01/22)	10/22 at 100.00	A3 (6)	2,894,596
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2016:
1,250	5.000%, 4/01/32	4/26 at 100.00	A-	1,454,675
1,750	5.000%, 4/01/33	4/26 at 100.00	A-	2,033,062
5,965	5.000%, 4/01/34	4/26 at 100.00	A-	6,918,326
4,290	5.000%, 4/01/35	4/26 at 100.00	A-	4,970,608
2,095	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2017-1, 3.600%, 7/01/37	1/27 at 100.00	Aaa	2,223,863
3,560	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 4.050%, 7/01/38	1/28 at 100.00	Aaa	3,850,816
6,010	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2019-1, 3.000%, 7/01/39	7/28 at 100.00	Aaa	6,317,231
1,145	Florida Municipal Power Agency, Power Supply Revenue Bonds, All Requirements Project, Refunding Series 2016A, 5.000%, 10/01/30	10/26 at 100.00	AA-	1,388,335
9,955	Florida State Department of Transportation, Federal Highway Reimbursement Revenue Bonds, Indirect GARVEES Series 2021A, 5.000%, 7/01/26	No Opt. Call	AA	12,064,763
11,806	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding Series 2012, 2.025%, 11/15/26 (Mandatory Put 11/15/22)	8/22 at 101.00	N/R	12,049,063
1,940	Jacksonville, Florida, Special Revenue Bonds, Series 20120C, 5.000%, 10/01/24	10/22 at 100.00	AA	2,055,682
5,085	JEA, Florida, Electric System Revenue Bonds, Subordinated Series Three 2020A, 5.000%, 10/01/27	No Opt. Call	AA	6,368,200
7,005	Lee County, Florida, Airport Revenue Bonds, Refunding Series 2011A, 5.375%, 10/01/32 – AGM Insured (AMT)	8/21 at 100.00	AA	7,047,871

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$6,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/35	4/25 at 100.00	A-	6,918,180
5,560	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A-	6,674,836
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
2,705	5.000%, 7/01/24	No Opt. Call	A	3,059,923
1,425	5.000%, 7/01/27	7/24 at 100.00	A	1,613,798
5,200	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/22 (AMT)	No Opt. Call	A2	5,508,100
5,015	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition, Series 2010E, 5.250%, 4/01/30	7/21 at 100.00	AA	5,028,240
	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A:
4,000	5.000%, 11/01/32 – AGM Insured	11/27 at 100.00	AA	4,978,160
2,015	5.000%, 11/01/34 – AGM Insured	11/27 at 100.00	AA	2,497,794
1,000	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/44	10/29 at 100.00	BBB+	1,257,260
2,525	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Bonds, BRCH Corporation Obligated Group, Refunding Series 2014, 5.000%, 12/01/31 (Pre-refunded 12/01/24)	12/24 at 100.00	N/R (6)	2,920,289
4,235	Palm Beach County School Board, Florida, Certificates of Participation, Series 2014B, 5.000%, 8/01/22	No Opt. Call	Aa3	4,456,999
	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011:
175	5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (6)	177,077
9,825	5.000%, 10/01/25	10/21 at 100.00	AA+	9,942,900
1,635	Palm Beach County, Florida, Public Improvement Revenue Bonds, Supervisor of Elections Operations Building Project, Series 2021A, 5.000%, 12/01/24	No Opt. Call	AAA	1,892,954
4,830	South Florida Water Management District, Certificates of Participation, Series 2015, 5.000%, 10/01/33	4/26 at 100.00	AA	5,743,015
1,700	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2020A, 0.000%, 9/01/34	9/30 at 86.77	A+	1,212,372
	Tampa, Florida, Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A:
645	5.000%, 9/01/22	No Opt. Call	A+	680,533
2,850	5.000%, 9/01/23	9/22 at 100.00	A+	3,002,874
1,280	3.125%, 9/01/24	9/22 at 100.00	A+	1,319,885
1,290	5.000%, 9/01/25	9/22 at 100.00	A+	1,355,467
1,500	5.000%, 9/01/27	9/22 at 100.00	A+	1,571,805
2,000	5.000%, 9/01/28	9/22 at 100.00	A+	2,092,640
6,150	4.000%, 9/01/33	9/22 at 100.00	A+	6,358,731
387,526	Total Florida			428,993,492

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia – 2.7%
	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B:
$1,500	5.000%, 1/01/28	1/22 at 100.00	Aa3	1,536,300
1,650	5.000%, 1/01/37	1/22 at 100.00	Aa3	1,689,517
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
11,070	5.000%, 1/01/27	1/24 at 100.00	Aa3	12,334,526
4,280	5.000%, 1/01/29	1/24 at 100.00	Aa3	4,788,250
6,780	5.000%, 1/01/30	1/24 at 100.00	Aa3	7,574,277
14,820	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2018C, 4.000%, 11/01/37	11/27 at 100.00	Aa2	17,443,733
	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Revenue Bonds, Memorial Health University Medical Center, Inc, Refunding & Improvement Series 2012A:
3,340	5.000%, 1/01/23 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (6)	3,419,626
5,560	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (6)	5,692,550
8,990	5.000%, 1/01/25 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (6)	9,204,322
14,665	Columbus Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%, 7/01/54 (Mandatory Put 7/01/29)	1/29 at 100.00	AA-	18,684,530
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018A:
3,590	3.600%, 12/01/33	6/27 at 100.00	AAA	3,849,413
5,935	3.850%, 12/01/38	6/27 at 100.00	AAA	6,380,718
1,850	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018B, 3.800%, 12/01/33	12/27 at 100.00	AAA	1,945,127
	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019A:
2,910	3.050%, 12/01/34	6/28 at 100.00	AAA	3,136,369
4,000	3.350%, 12/01/39	6/28 at 100.00	AAA	4,336,920
8,285	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2019B, 2.950%, 12/01/39	12/28 at 100.00	AAA	8,826,176
6,355	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Sub Series 2015A-1, 3.700%, 12/01/35	12/24 at 100.00	AAA	6,689,972
10,000	Georgia State, General Obligation Bonds, Series 2018A, 5.000%, 7/01/28	No Opt. Call	AAA	12,921,200
	Georgia State, General Obligation Bonds, Series 2021A:
32,615	5.000%, 7/01/25 (WI/DD, Settling 7/01/21)	No Opt. Call	AAA	38,621,704
23,835	5.000%, 7/01/26 (WI/DD, Settling 7/01/21)	No Opt. Call	AAA	29,162,361
26,890	5.000%, 7/01/27 (WI/DD, Settling 7/01/21)	No Opt. Call	AAA	33,858,275
26,600	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa1	29,653,680
10,620	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019C, 4.000%, 3/01/50 (Mandatory Put 9/01/26)	6/26 at 100.50	A3	12,283,942
2,785	Municipal Gas Authority of Georgia, Gas Revenue Bonds, Gas Portfolio III Project, Series 2014U, 5.000%, 10/01/21	No Opt. Call	AA-	2,817,947
238,925	Total Georgia			276,851,435

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam – 0.0%
$4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	A- (6)	4,473,186
	Hawaii – 0.7%
8,310	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Refunding Series 2019, 3.200%, 7/01/39	7/29 at 100.00	A-	9,070,947
10,785	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (AMT)	No Opt. Call	A-	11,802,025
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A:
5,500	5.000%, 7/01/26	7/25 at 100.00	AA-	6,457,825
4,510	5.000%, 7/01/27	7/25 at 100.00	AA-	5,285,630
7,825	5.000%, 7/01/28	7/25 at 100.00	AA-	9,160,649
9,180	5.000%, 7/01/29	7/25 at 100.00	AA-	10,735,000
15,450	HAWAIIAN ELECTRIC COMPANY INC and Its Subsidiaries, Special Purpose Revenue Bonds, Deparment of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (AMT)	No Opt. Call	A-	16,671,168
61,560	Total Hawaii			69,183,244
	Idaho – 0.3%
560	Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance Facilities Project, Subordinate Series 2015, 3.750%, 9/01/32 (AMT)	9/25 at 100.00	A2	612,175
3,100	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2014A, 4.125%, 3/01/37	3/24 at 100.00	A-	3,312,722
3,220	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2021A, 5.000%, 7/15/29	No Opt. Call	A+	4,196,884
1,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Victory Charter School, Inc Project, Refunding Series 2016A, 5.000%, 7/01/39	7/26 at 100.00	BBB-	1,104,510
1,595	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2019C, 2.900%, 7/01/39	1/29 at 100.00	Aa1	1,682,231
	Madison County School District 321, Idaho, General Obligation Bonds, Sales Tax and Credit Enhancement Guaranty, Refunding Series 2014B:
2,595	5.000%, 8/15/21	No Opt. Call	Aaa	2,610,129
2,710	5.000%, 8/15/22	No Opt. Call	Aaa	2,858,074
12,005	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB-	12,805,613
	Valley and Adams Counties Joint School District 421 McCall-Donnelly, Idaho, General Obligation Bonds, Serie 2021A:
1,285	4.000%, 9/15/29	No Opt. Call	Aaa	1,587,759
1,665	4.000%, 9/15/30	No Opt. Call	Aaa	2,086,878
1,735	4.000%, 9/15/31	No Opt. Call	Aaa	2,209,540
835	4.000%, 9/15/32	9/31 at 100.00	Aaa	1,059,957
32,305	Total Idaho			36,126,472

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois – 10.3%
$1,850	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	1,860,415
4,700	Berwyn, Cook County, Illinois, General Obligation Bonds, Series 2014A, 5.000%, 12/01/34	12/24 at 100.00	BBB	5,126,055
	Bolingbrook, Will and DuPage Counties, Illinois, General Obligation Bonds, Refunding Series 2013A:
2,800	0.000%, 1/01/30 (Pre-refunded 7/01/23)	7/23 at 72.73	A2 (6)	2,024,568
2,550	0.000%, 1/01/31 (Pre-refunded 7/01/23)	7/23 at 68.95	A2 (6)	1,747,948
2,760	0.000%, 1/01/32 (Pre-refunded 7/01/23)	7/23 at 65.29	A2 (6)	1,791,461
4,000	0.000%, 1/01/33 (Pre-refunded 7/01/23)	7/23 at 61.69	A2 (6)	2,453,320
	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016:
428	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	438,995
443	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	462,554
950	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	1,011,437
1,038	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,103,612
955	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	1,013,542
	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016:
585	2.150%, 3/01/23 – BAM Insured	No Opt. Call	AA	600,029
610	2.350%, 3/01/24 – BAM Insured	No Opt. Call	AA	636,925
944	2.700%, 3/01/26 – BAM Insured	3/25 at 100.00	AA	1,005,048
1,411	2.900%, 3/01/28 – BAM Insured	3/25 at 100.00	AA	1,500,189
1,436	3.050%, 3/01/30 – BAM Insured	3/25 at 100.00	AA	1,524,027
29,585	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	36,830,366
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
1,860	5.000%, 4/01/33	4/27 at 100.00	A-	2,249,335
1,000	5.000%, 4/01/42	4/27 at 100.00	A-	1,194,880
1,150	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018, 5.000%, 4/01/37	4/28 at 100.00	A-	1,416,110
10,900	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	BB	14,572,973
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
3,125	5.000%, 12/01/27	No Opt. Call	BB	3,897,156
12,385	5.000%, 12/01/30	12/27 at 100.00	BB	15,327,428
2,600	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	BB	3,209,258
8,925	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/36	12/27 at 100.00	BB	10,912,865

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A:
$9,745	4.000%, 12/01/21	No Opt. Call	BB	9,891,955
5,795	4.000%, 12/01/22	No Opt. Call	BB	6,083,997
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C:
1,200	5.000%, 12/01/22	No Opt. Call	BB	1,276,740
2,885	5.000%, 12/01/23	No Opt. Call	BB	3,191,156
2,300	5.000%, 12/01/24	No Opt. Call	BB	2,636,145
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A:
1,860	0.000%, 12/01/25	No Opt. Call	BB	1,757,905
2,545	0.000%, 12/01/26	No Opt. Call	BB	2,353,820
4,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2021B, 5.000%, 12/01/31	12/30 at 100.00	BB	5,249,240
19,585	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB	26,059,605
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2021A:
1,000	5.000%, 12/01/33	12/30 at 100.00	BB	1,304,060
5,300	5.000%, 12/01/36	12/30 at 100.00	BB	6,862,758
5,950	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A, 5.000%, 12/01/45	12/29 at 100.00	A+	7,442,736
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011:
3,530	5.250%, 12/01/25 (Pre-refunded 12/01/21)	12/21 at 100.00	AA (6)	3,605,330
3,235	5.250%, 12/01/26 (Pre-refunded 12/01/21)	12/21 at 100.00	AA (6)	3,304,035
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2015A:
5,710	5.000%, 1/01/33 (AMT)	1/25 at 100.00	A	6,502,148
4,225	5.000%, 1/01/34 (AMT)	1/25 at 100.00	A	4,811,134
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2018B:
2,500	5.000%, 1/01/36	1/29 at 100.00	A	3,150,250
3,000	5.000%, 1/01/37	1/29 at 100.00	A	3,771,630
4,000	5.000%, 1/01/38	1/29 at 100.00	A	5,019,360
17,640	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB+	22,165,013

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
$2,080	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (6)	2,227,555
4,745	5.000%, 1/01/23	No Opt. Call	BBB+	5,057,648
7,600	5.000%, 1/01/24	No Opt. Call	BBB+	8,426,728
4,440	5.000%, 1/01/25	No Opt. Call	BBB+	5,098,363
2,035	5.000%, 1/01/26	No Opt. Call	BBB+	2,409,481
1,525	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.000%, 12/01/24	12/23 at 100.00	A+	1,678,659
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
2,830	5.000%, 11/15/21	No Opt. Call	A+	2,880,459
2,475	5.000%, 11/15/22	No Opt. Call	A+	2,638,276
2,260	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A, 5.000%, 11/15/21	No Opt. Call	A+	2,300,296
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A:
3,900	5.000%, 11/15/26	No Opt. Call	A+	4,756,245
2,000	5.000%, 11/15/27	No Opt. Call	A+	2,498,160
3,345	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A, 4.000%, 11/15/39	11/30 at 100.00	AA-	4,012,729
	Effingham and Clay Counties Community Unit School District Number 40, Effingham, Illinois, General Obligation Bonds, School Series 2019A:
1,000	4.000%, 12/01/30 – BAM Insured	12/27 at 100.00	AA	1,183,210
1,000	4.000%, 12/01/34 – BAM Insured	12/27 at 100.00	AA	1,143,360
1,395	4.000%, 12/01/35 – BAM Insured	12/27 at 100.00	AA	1,583,576
1,455	4.000%, 12/01/36 – BAM Insured	12/27 at 100.00	AA	1,649,795
500	Huntley, Illinois, Special Tax Bonds, Special Service Area 10, Refunding Series 2017, 2.800%, 3/01/25 – BAM Insured	No Opt. Call	AA	537,415
	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017:
873	2.400%, 3/01/23 – BAM Insured	No Opt. Call	AA	901,390
923	2.600%, 3/01/24 – BAM Insured	No Opt. Call	AA	971,328
1,022	3.000%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,120,214
1,052	3.150%, 3/01/27 – BAM Insured	3/26 at 100.00	AA	1,154,475
6,815	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-2, 4.000%, 11/01/30	No Opt. Call	AA	7,697,542
7,370	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2008A-3, 5.000%, 11/01/30	No Opt. Call	AA	8,808,034
1,070	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2014, 5.000%, 8/01/23	No Opt. Call	AA	1,176,882
8,500	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2008A-1, 4.000%, 11/01/30	No Opt. Call	AA	9,602,025
3,245	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42 (Pre-refunded 6/01/22)	6/22 at 100.00	AA (6)	3,389,565

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$6,400	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's Hospital of Chicago, Refunding Series 2017, 4.000%, 8/15/39	8/27 at 100.00	AA	7,321,024
2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016, 5.000%, 3/01/30	3/26 at 100.00	AA-	2,383,780
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
2,400	3.625%, 2/15/32	2/27 at 100.00	AA+	2,714,472
10,000	3.750%, 2/15/34	2/27 at 100.00	AA+	11,332,500
70	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (6)	82,116
1,505	4.000%, 2/15/41 (Pre-refunded 2/15/27)	2/27 at 100.00	N/R (6)	1,765,485
32,435	4.000%, 2/15/41	2/27 at 100.00	AA+	36,917,193
13,685	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	AA+	14,376,229
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
475	5.000%, 9/01/26	9/24 at 100.00	AA+	540,118
1,205	5.000%, 9/01/27	9/24 at 100.00	AA+	1,368,157
775	5.000%, 9/01/29	9/24 at 100.00	AA+	875,510
2,450	5.000%, 9/01/34	9/24 at 100.00	AA+	2,746,474
2,825	4.625%, 9/01/39	9/24 at 100.00	AA+	3,065,888
7,015	5.000%, 9/01/42	9/24 at 100.00	AA+	7,831,336
	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013:
1,390	5.000%, 5/15/23 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (6)	1,445,920
1,120	5.000%, 5/15/25 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (6)	1,165,058
1,175	5.000%, 5/15/26 (Pre-refunded 5/15/22)	5/22 at 100.00	A1 (6)	1,222,270
	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2019:
2,500	5.000%, 4/01/31	4/29 at 100.00	AA-	3,139,950
1,300	5.000%, 4/01/32	4/29 at 100.00	AA-	1,628,289
4,500	5.000%, 4/01/34	4/29 at 100.00	AA-	5,607,180
7,610	5.000%, 4/01/36	4/29 at 100.00	AA-	9,443,173
5,205	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/24	No Opt. Call	A3	5,984,032
	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
2,370	5.000%, 7/01/33	7/26 at 100.00	AA-	2,811,958
3,170	5.000%, 7/01/34	7/26 at 100.00	AA-	3,754,358
5,000	5.000%, 7/01/35	7/26 at 100.00	AA-	5,913,700
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A:
1,000	5.000%, 11/15/27	11/25 at 100.00	A	1,179,120
1,885	5.000%, 11/15/28	11/25 at 100.00	A	2,220,850
2,000	5.000%, 11/15/29	11/25 at 100.00	A	2,354,460

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,950	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.400%, 4/01/27	8/21 at 100.00	B	2,958,201
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
2,215	5.000%, 8/15/35	8/25 at 100.00	A3	2,578,526
5,000	5.000%, 8/15/44	8/25 at 100.00	A3	5,776,700
	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Refunding Series 2017C:
1,150	5.000%, 3/01/32	3/27 at 100.00	AA-	1,378,977
2,750	5.000%, 3/01/33	3/27 at 100.00	AA-	3,291,035
1,650	5.000%, 3/01/34	3/27 at 100.00	AA-	1,972,740
1,800	4.000%, 3/01/35	3/27 at 100.00	AA-	2,043,342
9,775	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2021B, 5.000%, 8/15/53 (Mandatory Put 8/15/31)	No Opt. Call	AA-	13,218,341
1,205	Illinois Health Facilities Authority, Revenue Bonds, Advocate Healthcare Network, Series 2003A Remarketing 07/21/16, 1.375%, 11/15/22	7/21 at 101.00	AA	1,217,894
23,290	Illinois Housing Development Authority, Revenue Bonds, Green Series 2021B, 2.150%, 10/01/41	4/30 at 100.00	Aaa	23,169,824
3,195	Illinois Housing Development Authority, Revenue Bonds, Series 2019D, 2.950%, 10/01/39	4/29 at 100.00	Aaa	3,310,915
	Illinois State, General Obligation Bonds, February Series 2014:
4,085	5.000%, 2/01/23	No Opt. Call	Baa2	4,385,084
5,745	5.000%, 2/01/24	No Opt. Call	Baa2	6,402,400
4,840	5.000%, 2/01/25	2/24 at 100.00	Baa2	5,398,584
4,675	5.000%, 2/01/26	2/24 at 100.00	Baa2	5,196,169
6,050	5.000%, 2/01/27	2/24 at 100.00	Baa2	6,707,211
2,945	Illinois State, General Obligation Bonds, June Series 2016, 3.500%, 6/01/29	6/26 at 100.00	Baa2	3,240,590
2,750	Illinois State, General Obligation Bonds, March Series 2021A, 5.000%, 3/01/26	No Opt. Call	Baa2	3,267,852
1,800	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/32	5/24 at 100.00	Baa2	1,983,402
12,200	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/26	No Opt. Call	Baa2	14,733,818
6,200	Illinois State, General Obligation Bonds, November Series 2017C, 5.000%, 11/01/29	11/27 at 100.00	Baa2	7,570,634
	Illinois State, General Obligation Bonds, November Series 2017D:
3,405	5.000%, 11/01/21	No Opt. Call	Baa2	3,459,174
26,110	5.000%, 11/01/23	No Opt. Call	Baa2	28,837,973
4,705	5.000%, 11/01/24	No Opt. Call	Baa2	5,381,532
5,730	5.000%, 11/01/25	No Opt. Call	Baa2	6,751,544
4,875	3.250%, 11/01/26	No Opt. Call	Baa2	5,445,619
3,415	5.000%, 11/01/26	No Opt. Call	Baa2	4,124,261
11,665	5.000%, 11/01/27	No Opt. Call	Baa2	14,367,197
5,810	5.000%, 11/01/28	11/27 at 100.00	Baa2	7,120,039
10,000	Illinois State, General Obligation Bonds, November Series 2019A, 5.000%, 11/01/22	No Opt. Call	Baa2	10,624,500
2,000	Illinois State, General Obligation Bonds, November Series 2019B, 5.000%, 11/01/30	11/29 at 100.00	Baa2	2,543,840

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$3,250	Illinois State, General Obligation Bonds, Refunding March Series 2021C, 4.000%, 3/01/24	No Opt. Call	Baa2	3,546,985
1,600	Illinois State, General Obligation Bonds, Refunding September Series 2018B, 5.000%, 10/01/32	10/28 at 100.00	Baa2	1,971,888
	Illinois State, General Obligation Bonds, Refunding Series 2012:
6,205	5.000%, 8/01/21	No Opt. Call	Baa2	6,229,199
15,265	5.000%, 8/01/22	No Opt. Call	Baa2	16,046,721
345	5.000%, 8/01/25	8/22 at 100.00	Baa2	362,516
2,870	Illinois State, General Obligation Bonds, Series 2012, 4.000%, 9/01/21	No Opt. Call	Baa2	2,888,024
12,210	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/22	No Opt. Call	Baa2	12,440,891
	Illinois State, General Obligation Bonds, Series 2013:
5,685	5.500%, 7/01/25	7/23 at 100.00	Baa2	6,252,306
2,875	5.500%, 7/01/26	7/23 at 100.00	Baa2	3,154,134
2,085	5.500%, 7/01/27	7/23 at 100.00	Baa2	2,283,117
7,560	5.250%, 7/01/29	7/23 at 100.00	Baa2	8,215,225
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
9,595	5.000%, 12/01/21	No Opt. Call	AA-	9,785,461
3,345	5.000%, 12/01/22	No Opt. Call	AA-	3,571,289
4,110	5.000%, 1/01/33	1/23 at 100.00	AA-	4,392,604
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2016A:
8,040	5.000%, 12/01/31	1/26 at 100.00	AA-	9,566,957
8,360	5.000%, 12/01/32	1/26 at 100.00	AA-	9,935,442
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2018A:
8,500	5.000%, 1/01/25	No Opt. Call	AA-	9,831,865
14,385	5.000%, 1/01/26	No Opt. Call	AA-	17,194,534
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
11,000	5.000%, 1/01/36	1/24 at 100.00	AA-	12,192,510
6,125	5.000%, 1/01/37	1/24 at 100.00	AA-	6,782,519
11,670	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA-	13,012,283
10,660	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/37	1/26 at 100.00	AA-	12,580,719

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Series 2007A:
$1,955	9.000%, 1/01/22 – AGM Insured (ETM)	No Opt. Call	AA (6)	2,039,730
6,615	9.000%, 1/01/22 – AGM Insured	No Opt. Call	AA+	6,906,920
285	9.000%, 1/01/23 – AGM Insured (ETM)	No Opt. Call	AA (6)	321,873
965	9.000%, 1/01/23 – AGM Insured	No Opt. Call	AA+	1,092,370
1,210	9.000%, 1/01/25 (ETM)	No Opt. Call	AA (6)	1,565,135
3,940	9.000%, 1/01/25 – AGM Insured	No Opt. Call	AA+	5,068,337
	Kendall, Kane, and Will Counties Community Unit School District 308 Oswego, Illinois, General Obligation Bonds, Refunding School Series 2016:
5,020	5.000%, 2/01/34	2/26 at 100.00	AA-	5,938,560
3,465	5.000%, 2/01/35	2/26 at 100.00	AA-	4,092,165
	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
1,140	5.000%, 12/01/24 – BAM Insured	No Opt. Call	AA	1,304,787
1,485	5.000%, 12/01/30 – BAM Insured	12/26 at 100.00	AA	1,822,080
1,165	5.000%, 12/01/31 – BAM Insured	12/26 at 100.00	AA	1,428,756
1,645	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	AA	2,015,454
1,725	5.000%, 12/01/33 – BAM Insured	12/26 at 100.00	AA	2,111,417
1,815	5.000%, 12/01/34 – BAM Insured	12/26 at 100.00	AA	2,218,347
	LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series 2019:
1,845	4.000%, 12/01/27	No Opt. Call	Aa2	2,172,451
1,925	4.000%, 12/01/28	12/27 at 100.00	Aa2	2,318,585
1,560	4.000%, 12/01/29	12/27 at 100.00	Aa2	1,868,989
	Madison County Community Unit School District 7 Edwardsville, Illinois, General Obligation Bonds, Series 2017A:
2,430	5.000%, 12/01/28	12/25 at 100.00	AA	2,887,666
2,500	5.000%, 12/01/29	12/25 at 100.00	AA	2,970,850
1,500	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/31 – AGM Insured	11/26 at 100.00	AA	1,818,675
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
5,295	5.000%, 12/15/28	6/22 at 100.00	BBB	5,530,522
1,855	0.000%, 12/15/51	No Opt. Call	BBB	798,466
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
1,810	0.000%, 12/15/37 (7)	No Opt. Call	BBB	1,631,063
9,045	0.000%, 12/15/42 (7)	6/38 at 100.00	BBB	8,253,201
6,000	0.000%, 12/15/47 (7)	6/38 at 100.00	BBB	5,383,140

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,470	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2020B, 5.000%, 6/15/42	12/30 at 100.00	BBB	1,890,435
28,515	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/29 – NPFG Insured	No Opt. Call	BBB	24,246,875
	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018:
438	3.100%, 3/01/26 – BAM Insured	No Opt. Call	AA	478,519
497	3.200%, 3/01/27 – BAM Insured	No Opt. Call	AA	549,071
350	3.300%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	388,231
611	3.450%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	674,758
500	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29	1/26 at 100.00	N/R	517,365
	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021:
325	5.000%, 10/01/27 – BAM Insured (WI/DD, Settling 7/07/21)	No Opt. Call	AA	400,173
650	5.000%, 10/01/28 – BAM Insured (WI/DD, Settling 7/07/21)	No Opt. Call	AA	814,398
2,270	Peroia Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria County School District 150 Project, Series 2011, 0.000%, 12/01/24	No Opt. Call	A	2,173,457
1,494	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	1,638,455
	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana College, Series 2012:
295	5.000%, 10/01/23	10/22 at 100.00	Baa1	309,305
350	5.000%, 10/01/24	10/22 at 100.00	Baa1	366,240
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
3,940	5.000%, 6/01/25	No Opt. Call	A	4,620,320
5,010	5.000%, 6/01/26	No Opt. Call	A	6,051,479
3,000	5.000%, 6/01/27	6/26 at 100.00	A	3,616,320
	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
1,283	3.700%, 3/01/29 – BAM Insured	3/27 at 100.00	AA	1,442,374
1,073	3.800%, 3/01/30 – BAM Insured	3/27 at 100.00	AA	1,205,269
1,897	4.000%, 3/01/33 – BAM Insured	3/27 at 100.00	AA	2,098,423
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Second Lien Series 2020A:
2,425	5.000%, 1/01/36	1/30 at 100.00	AA-	3,103,854
2,435	5.000%, 1/01/37 – BAM Insured	1/30 at 100.00	AA	3,119,868
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013:
2,565	7.125%, 11/01/43 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (6)	2,971,886
2,415	7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (6)	2,826,130

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,770	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2016B, 4.000%, 10/15/40	10/25 at 100.00	A-	3,019,134
	Southwestern Illinois Development Authority, Local Government Program Revenue Bonds, Southwestern Illinois Flood District Council Project, Series 2020:
935	4.000%, 4/15/34	4/30 at 100.00	AA-	1,119,878
1,225	4.000%, 10/15/35	4/30 at 100.00	AA-	1,462,050
	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015:
95	5.000%, 3/01/22	No Opt. Call	A	97,900
7,805	5.000%, 3/01/33	3/25 at 100.00	A	9,002,599
13,960	5.000%, 3/01/34 – AGM Insured	3/25 at 100.00	AA	16,080,105
11,055	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	AA	12,699,321
	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2012:
3,205	4.000%, 11/01/21	No Opt. Call	A	3,243,043
2,830	4.000%, 11/01/22	No Opt. Call	A	2,963,010
	Will and Kendall Counties Community Consolidated School District 202 Plainfield, Illinois, General Obligation Bonds, Series 2016C:
9,760	5.000%, 1/01/22	No Opt. Call	Aa2	9,990,726
3,355	5.000%, 1/01/23	No Opt. Call	Aa2	3,590,957
3,295	5.000%, 1/01/24	No Opt. Call	Aa2	3,660,910
4,215	5.000%, 1/01/25	No Opt. Call	Aa2	4,846,913
5,675	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2013B, 0.000%, 1/01/30	No Opt. Call	Baa1	4,555,720
5,000	Will County, Illinois, General Obligation Bonds, Alternate Revenue Source, Series 2016, 5.000%, 11/15/41 (Pre-refunded 11/15/25)	11/25 at 100.00	AA+ (6)	5,990,400
	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
4,070	0.000%, 2/01/25	No Opt. Call	A+	3,909,520
3,855	0.000%, 2/01/26	No Opt. Call	A+	3,634,147
958,748	Total Illinois			1,076,067,707
	Indiana – 3.3%
3,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, University of Indianapolis Project, Series 2017, 5.000%, 10/01/43	4/27 at 100.00	BBB+	4,077,605
2,570	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2020A, 0.950%, 12/01/38 (Mandatory Put 4/01/26) (AMT)	No Opt. Call	A2	2,575,166
6,750	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2021B, 1.400%, 8/01/29 (WI/DD, Settling 7/30/21)	8/26 at 100.00	A	6,757,290
2,375	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A, 4.125%, 12/01/26	No Opt. Call	B-	2,600,744

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$5,825	Indiana Finance Authority, Hospital Revenue Bonds, Goshen Health, Series 2019B, 2.100%, 11/01/49 (Mandatory Put 11/01/26)	5/26 at 100.00	A-	6,131,919
12,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015B, 1.650%, 12/01/42 (Pre-refunded 1/01/22) (Mandatory Put 7/01/22)	1/22 at 100.00	AA (6)	12,592,500
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
1,130	3.500%, 10/01/26 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (6)	1,213,292
500	5.000%, 10/01/29 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (6)	554,020
4,000	Indiana Finance Authority, Lease Appropriation Bonds, Stadium Project, Refunding Series 2015A, 5.250%, 2/01/37	8/25 at 100.00	AA+	4,726,040
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding First Lien Series 2021-1:
3,785	5.000%, 10/01/27 (WI/DD, Settling 7/06/21)	No Opt. Call	AA	4,769,933
3,000	5.000%, 10/01/28 (WI/DD, Settling 7/06/21)	No Opt. Call	AA	3,861,780
4,300	5.000%, 10/01/29 (WI/DD, Settling 7/06/21)	No Opt. Call	AA	5,654,414
3,000	5.000%, 10/01/30 (WI/DD, Settling 7/06/21)	No Opt. Call	AA	4,012,380
3,000	5.000%, 10/01/31 (WI/DD, Settling 7/06/21)	No Opt. Call	AA	4,097,580
5,300	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.250%, 10/01/24 – AGM Insured	10/21 at 100.00	AA	5,366,886
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A:
800	5.000%, 10/01/22	No Opt. Call	AA	848,536
620	5.000%, 10/01/23	No Opt. Call	AA	687,227
635	5.000%, 10/01/24	No Opt. Call	AA	731,425
1,580	5.000%, 10/01/25	10/24 at 100.00	AA	1,817,885
1,710	5.000%, 10/01/26	10/24 at 100.00	AA	1,963,012
10,000	5.000%, 10/01/40	10/24 at 100.00	AA	11,385,200
8,010	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2014A, 2.950%, 10/01/22 (ETM)	7/22 at 100.00	AA- (6)	8,220,423
1,470	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2021A, 2.050%, 7/01/41	7/30 at 100.00	Aaa	1,480,672
11,640	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social PAC Series 2021B, 2.125%, 7/01/41	7/30 at 100.00	Aaa	11,652,688
	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A:
2,900	5.250%, 1/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (6)	3,189,913
2,505	5.250%, 1/01/34 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (6)	2,755,425
	Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2019D:
9,005	5.000%, 1/01/25 (AMT)	No Opt. Call	A1	10,392,220
4,170	5.000%, 1/01/26 (AMT)	No Opt. Call	A1	4,959,923
11,165	5.000%, 1/01/28 (AMT)	No Opt. Call	A1	13,996,444
5,000	5.000%, 1/01/29 (AMT)	No Opt. Call	A1	6,395,200

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$2,800	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Refunding Series 2006, 5.500%, 7/01/21 – NPFG Insured	No Opt. Call	AA	2,800,000
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	AA	5,486,200
	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2013A:
7,900	5.250%, 8/15/28	8/23 at 100.00	AA	8,705,800
10,000	5.250%, 8/15/29	8/23 at 100.00	AA	11,037,800
	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A:
12,520	5.000%, 8/15/26	No Opt. Call	AA	15,226,949
6,695	5.000%, 8/15/27	No Opt. Call	AA	8,343,978
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
515	5.000%, 10/01/27	10/24 at 100.00	A+	588,753
720	5.000%, 10/01/28	10/24 at 100.00	A+	822,924
1,000	5.000%, 10/01/29	10/24 at 100.00	A+	1,143,520
1,360	5.000%, 10/01/31	10/24 at 100.00	A+	1,555,323
1,215	5.000%, 10/01/33	10/24 at 100.00	A+	1,389,608
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
940	5.000%, 4/01/22	No Opt. Call	Baa3	970,353
2,015	5.000%, 4/01/24	4/22 at 100.00	Baa3	2,078,614
	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012:
500	4.750%, 8/01/21	No Opt. Call	N/R	501,765
500	5.000%, 2/01/22	No Opt. Call	N/R	508,725
500	5.000%, 8/01/22	2/22 at 100.00	N/R	508,625
500	5.000%, 8/01/23	2/22 at 100.00	N/R	508,235
500	5.000%, 2/01/24	2/22 at 100.00	N/R	507,475
33,040	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2018B, 5.000%, 1/01/36	1/27 at 100.00	A-	37,692,032
	Southwest Allen Multi School Building Corporation, Allen County, Indiana, First Mortgage Bonds, Series 2020:
650	4.000%, 7/15/24	No Opt. Call	AA+	721,532
550	4.000%, 1/15/25	No Opt. Call	AA+	618,799
270	Southwind Housing Inc, Evansville, Indiana, First Mortgage Revenue Bonds, Series 1978A, 7.125%, 11/15/21 (ETM)	8/21 at 100.00	N/R (6)	276,880

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014:
$1,040	5.000%, 2/01/25	8/24 at 100.00	A	1,184,373
1,000	5.000%, 2/01/26	8/24 at 100.00	A	1,136,660
1,805	5.000%, 2/01/27	8/24 at 100.00	A	2,047,231
1,750	5.000%, 2/01/29	8/24 at 100.00	A	1,985,217
2,700	5.000%, 2/01/31	8/24 at 100.00	A	3,062,988
24,325	Whiting, Indiana, Environmental Facilities Refunding Revenue Bonds, BP Products North America Inc Project, Refunidng Series 2019A, 5.000%, 12/01/44 (Mandatory Put 6/05/26) (AMT)	No Opt. Call	A2	29,564,118
25,005	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2015, 5.000%, 11/01/45 (Mandatory Put 11/01/22) (AMT)	No Opt. Call	A2	26,637,076
20,625	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2016A, 5.000%, 3/01/46 (Mandatory Put 3/01/23) (AMT)	No Opt. Call	A2	22,272,112
300,685	Total Indiana			339,351,407
	Iowa – 0.9%
	Des Moines, Iowa, General Obligation Bonds, Refunding Capital Loan Notes Series 2021A:
1,865	5.000%, 6/01/27	No Opt. Call	AA+	2,336,714
3,770	5.000%, 6/01/29	No Opt. Call	AA+	4,948,464
10,015	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2013A, 5.250%, 2/15/44 (Pre-refunded 2/15/23)	2/23 at 100.00	AA- (6)	10,840,737
	Iowa Finance Authority, Healthcare Revenue Bonds, Genesis Health System, Series 2013A:
8,655	5.000%, 7/01/27	7/23 at 100.00	A1	9,336,235
6,840	5.000%, 7/01/28	7/23 at 100.00	A1	7,362,850
2,510	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	7/21 at 103.00	BB-	2,562,559
1,955	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	2,141,331
6,445	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	6,987,347
2,000	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2019D, 2.600%, 7/01/37	1/29 at 100.00	AAA	2,069,420
	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2020A:
5,000	2.700%, 1/01/40	7/29 at 100.00	AAA	5,303,400
13,925	3.750%, 1/01/50	7/29 at 100.00	AAA	15,448,673
7,400	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2021B, 2.200%, 7/01/41	7/30 at 100.00	AAA	7,501,972
4,570	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49	6/31 at 100.00	BBB	5,347,723

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Senior Class 1 Series 2021A-2:
$600	5.000%, 6/01/28	No Opt. Call	A	769,626
725	5.000%, 6/01/29	No Opt. Call	A	948,329
700	5.000%, 6/01/30	No Opt. Call	A	932,582
705	5.000%, 6/01/31	No Opt. Call	A-	957,045
910	5.000%, 6/01/32	6/31 at 100.00	A-	1,227,244
2,785	University of Iowa Facilities Corporation, Revenue Bonds, Refunding Series 2021, 5.000%, 6/01/25	No Opt. Call	Aa1	3,278,920
81,375	Total Iowa			90,301,171
	Kansas – 1.0%
14,655	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993A, 2.950%, 12/01/23	4/23 at 101.00	A+	15,421,310
11,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company Project, Refunding Series 1993B, 2.950%, 12/01/23	4/23 at 101.00	A+	11,573,210
37,980	Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B, 5.000%, 11/15/54 (Mandatory Put 11/15/28) (WI/DD, Settling 7/01/21)	No Opt. Call	AA	48,976,729
4,335	Olathe, Kansas, General Obligation Bonds, Temporary Notes Series 2020A, 3.000%, 8/01/21	No Opt. Call	N/R	4,345,404
10,170	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc, Series 2011A-IV, 5.000%, 11/15/29 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (6)	10,350,518
5,265	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/37 (Pre-refunded 9/01/22)	9/22 at 100.00	A (6)	5,559,893
	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding & Improvement Series 2014A:
1,925	5.000%, 9/01/21	No Opt. Call	A	1,939,938
660	5.000%, 9/01/22	No Opt. Call	A	695,719
1,505	5.000%, 9/01/23	No Opt. Call	A	1,653,814
87,495	Total Kansas			100,516,535
	Kentucky – 1.6%
	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019:
450	4.000%, 2/01/33	2/30 at 100.00	Baa2	518,580
500	4.000%, 2/01/34	2/30 at 100.00	Baa2	574,540
180	4.000%, 2/01/35	2/30 at 100.00	Baa2	206,429
1,110	4.000%, 2/01/36	2/30 at 100.00	Baa2	1,269,019
8,935	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32 (AMT)	6/31 at 100.00	A1	9,084,661
3,200	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37	6/27 at 100.00	Baa2	3,700,544

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$1,880	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2015A, 4.500%, 6/01/46	6/25 at 100.00	Baa2	2,026,020
10	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory Put 11/10/21)	No Opt. Call	BBB+	10,083
	Louisville Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Refunding Series 2014A:
1,320	5.000%, 7/01/26 (AMT)	7/24 at 100.00	A+	1,486,465
3,280	5.000%, 7/01/28 (AMT)	7/24 at 100.00	A+	3,683,243
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
5,000	5.000%, 12/01/27 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (6)	5,218,050
10,175	5.000%, 12/01/35	6/22 at 100.00	N/R	10,618,732
3,810	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (6)	3,976,154
5,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 2.000%, 10/01/33	4/31 at 100.00	A1	5,075,500
	Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-Calloway County Public Hospital Corporation Project, Refunding Series 2016:
1,005	5.000%, 8/01/25	No Opt. Call	Ba2	1,141,358
1,060	5.000%, 8/01/26	No Opt. Call	Ba2	1,227,925
1,110	5.000%, 8/01/27	8/26 at 100.00	Ba2	1,280,840
1,165	5.000%, 8/01/28	8/26 at 100.00	Ba2	1,336,523
1,230	5.000%, 8/01/29	8/26 at 100.00	Ba2	1,400,540
2,935	5.000%, 8/01/37	8/26 at 100.00	Ba2	3,268,563
15,000	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Refunding Series 2019A, 2.450%, 6/01/39 (Mandatory Put 10/01/29)	No Opt. Call	A	16,152,750
17,040	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A2	18,623,698
24,355	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A2	27,059,623
11,025	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A1	12,407,866
10,270	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019C-1, 4.000%, 2/01/50 (Mandatory Put 2/01/28)	11/27 at 100.47	A1	12,244,099
4,750	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (Mandatory Put 9/01/27) (AMT)	No Opt. Call	A1	4,793,130
	University of Kentucky, General Receipts Bonds, Refunding Series 2018A:
6,945	3.000%, 10/01/34	4/26 at 100.00	AA	7,432,678
5,000	3.125%, 10/01/37	4/26 at 100.00	AA	5,347,800
1,475	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Refunding Series 2021A, 5.000%, 4/01/29	No Opt. Call	AA-	1,893,516
149,215	Total Kentucky			163,058,929

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana – 2.3%
	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019:
$14,510	5.000%, 12/01/34	12/29 at 100.00	BB+	16,121,771
10,250	5.000%, 12/01/39	12/29 at 100.00	BB+	11,199,765
	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B:
980	5.000%, 2/01/23	No Opt. Call	AA-	1,053,667
565	5.000%, 2/01/24	No Opt. Call	AA-	632,325
805	5.000%, 2/01/25	No Opt. Call	AA-	933,494
475	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/24 – AGM Insured (Pre-refunded 6/01/22)	6/22 at 100.00	AA (6)	495,938
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
17,490	5.000%, 6/01/25	No Opt. Call	A1	20,266,537
16,740	5.000%, 6/01/26	No Opt. Call	A1	19,960,609
	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A:
2,280	5.000%, 2/01/28 (Pre-refunded 2/01/24)	2/24 at 100.00	A+ (6)	2,559,004
2,850	5.000%, 2/01/29 (Pre-refunded 2/01/24)	2/24 at 100.00	A+ (6)	3,198,754
2,000	5.000%, 2/01/30 (Pre-refunded 2/01/24)	2/24 at 100.00	A+ (6)	2,244,740
18,915	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	21,106,303
5,430	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, Loop LLC Project, Series 2007A, 1.650%, 9/01/27 (Mandatory Put 12/01/23)	No Opt. Call	A3	5,511,287
5,250	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, Loop LLC Project, Series 2013C, 1.650%, 9/01/34 (Mandatory Put 12/01/23)	No Opt. Call	A3	5,328,592
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
1,290	5.000%, 5/15/28	5/27 at 100.00	A	1,594,376
1,000	5.000%, 5/15/29	5/27 at 100.00	A	1,228,480
1,155	5.000%, 5/15/30	5/27 at 100.00	A	1,410,925
1,750	5.000%, 5/15/31	5/27 at 100.00	A	2,130,642
3,210	5.000%, 5/15/42	5/27 at 100.00	A	3,839,802
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37 (5)	7/27 at 100.00	Caa1	950,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
$25	5.000%, 5/15/30 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (6)	30,044
1,055	5.000%, 5/15/30	5/26 at 100.00	A	1,252,739
35	5.000%, 5/15/32 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (6)	42,062
3,410	5.000%, 5/15/32	5/26 at 100.00	A	4,030,825
40	5.000%, 5/15/33 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (6)	48,071
3,660	5.000%, 5/15/33	5/26 at 100.00	A	4,318,617
2,980	Louisiana Stadium and Exposition District, Revenue Bonds, Bond Anticipation Notes Series 2020, 5.000%, 7/03/23	1/23 at 100.00	BBB+	3,180,703
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
1,075	5.000%, 7/01/22	No Opt. Call	A2	1,124,504
3,120	5.000%, 7/01/29	7/23 at 100.00	A2	3,403,327
1,015	5.000%, 7/01/30	7/23 at 100.00	A2	1,107,243
4,000	5.000%, 7/01/31	7/23 at 100.00	A2	4,363,680
3,835	5.000%, 7/01/32	7/23 at 100.00	A2	4,183,180
15,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2012A-1, 4.000%, 5/01/31	5/22 at 100.00	Aa2	15,478,650
8,225	Louisiana State, General Obligation Bonds, Series 2021A, 5.000%, 3/01/26	No Opt. Call	Aa3	9,915,813
	Louisiana State, Unclaimed Property Special Revenue Bonds, Interstate 49 North Project, Series 2013:
1,165	5.000%, 9/01/29 (Pre-refunded 9/01/23)	9/23 at 100.00	A+ (6)	1,284,867
5,070	5.000%, 9/01/31 (Pre-refunded 9/01/23)	9/23 at 100.00	A+ (6)	5,591,652
4,000	5.000%, 9/01/32 (Pre-refunded 9/01/23)	9/23 at 100.00	A+ (6)	4,411,560
5,400	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/21	No Opt. Call	AA-	5,506,704
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
1,000	5.000%, 12/01/22	No Opt. Call	AA-	1,066,170
870	5.000%, 12/01/23	No Opt. Call	AA-	962,481
1,020	5.000%, 12/01/24	No Opt. Call	AA-	1,165,952
480	5.000%, 12/01/25	No Opt. Call	AA-	564,902
795	5.000%, 12/01/27	12/25 at 100.00	AA-	945,454
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
250	5.000%, 6/01/24	No Opt. Call	A	281,033
605	5.000%, 6/01/25	6/24 at 100.00	A	684,485
500	5.000%, 6/01/26 (Pre-refunded 6/01/24)	6/24 at 100.00	A (6)	567,965
615	5.000%, 6/01/27 (Pre-refunded 6/01/24)	6/24 at 100.00	A (6)	698,597
380	5.000%, 6/01/28 (Pre-refunded 6/01/24)	6/24 at 100.00	A (6)	431,653
600	5.000%, 6/01/29 (Pre-refunded 6/01/24)	6/24 at 100.00	A (6)	681,558

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
$410	5.000%, 6/01/30 (Pre-refunded 6/01/25)	6/25 at 100.00	A (6)	479,852
775	5.000%, 6/01/32 (Pre-refunded 6/01/25)	6/25 at 100.00	A (6)	907,037
1,000	5.000%, 6/01/33 (Pre-refunded 6/01/25)	6/25 at 100.00	A (6)	1,170,370
1,065	5.000%, 6/01/35 (Pre-refunded 6/01/25)	6/25 at 100.00	A (6)	1,246,444
500	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B, 5.000%, 4/01/30 (Pre-refunded 4/01/23) (AMT)	4/23 at 100.00	A (6)	539,450
6,620	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	6,837,202
3,265	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	4,321,554
3,405	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	3,916,874
	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B:
630	3.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	653,108
760	5.000%, 12/01/26 – AGM Insured	No Opt. Call	AA	931,152
1,465	5.000%, 12/01/29 – AGM Insured	12/28 at 100.00	AA	1,876,313
1,000	5.000%, 12/01/30 – AGM Insured	12/28 at 100.00	AA	1,279,410
975	5.000%, 12/01/31 – AGM Insured	12/28 at 100.00	AA	1,245,923
1,150	5.000%, 12/01/32 – AGM Insured	12/28 at 100.00	AA	1,466,894
1,630	4.000%, 12/01/33 – AGM Insured	12/28 at 100.00	AA	1,899,178
5,980	3.000%, 12/01/35 – AGM Insured	12/28 at 100.00	AA	6,509,888
2,075	4.000%, 12/01/36 – AGM Insured	12/28 at 100.00	AA	2,402,705
565	4.000%, 12/01/44 – AGM Insured	12/28 at 100.00	AA	644,292
211,440	Total Louisiana			237,419,148
	Maine – 0.4%
615	Auburn, Maine, General Obligation Bonds, Edward Little High School Project, Series 2021, 2.125%, 11/01/41	11/31 at 100.00	AA-	616,322
1,100	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	BBB (6)	1,203,334
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
4,220	4.000%, 7/01/41	7/26 at 100.00	BBB	4,606,510
5,660	4.000%, 7/01/46	7/26 at 100.00	BBB	6,142,968
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, MaineHealth Issue, Series 2020A:
1,175	4.000%, 7/01/37	7/30 at 100.00	A+	1,403,126
1,500	4.000%, 7/01/38	7/30 at 100.00	A+	1,787,175
2,000	4.000%, 7/01/39	7/30 at 100.00	A+	2,377,220
1,590	4.000%, 7/01/40	7/30 at 100.00	A+	1,886,742

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maine (continued)
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A:
$200	5.000%, 7/01/26 – AGM Insured	No Opt. Call	AA	243,154
150	5.000%, 7/01/27 – AGM Insured	No Opt. Call	AA	187,167
225	5.000%, 7/01/28 – AGM Insured	No Opt. Call	AA	287,024
500	2.500%, 7/01/29 – AGM Insured	No Opt. Call	AA	551,890
200	5.000%, 7/01/30 – AGM Insured	No Opt. Call	AA	265,124
10,000	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2020B, 2.350%, 11/15/40	11/28 at 100.00	AA+	10,287,700
3,125	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2021A, 2.050%, 11/15/41	5/30 at 100.00	AA+	3,077,938
6,280	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2020D, 2.550%, 11/15/40	5/29 at 100.00	AA+	6,493,520
3,250	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2021B, 2.200%, 11/15/41	5/30 at 100.00	AA+	3,273,107
1,000	Maine State, General Obligation Bonds, Series 2021B, 5.000%, 6/01/28	No Opt. Call	AA	1,282,490
290	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB+	302,519
43,080	Total Maine			46,275,030
	Maryland – 1.9%
	Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series 2016:
1,270	3.250%, 1/01/31	1/26 at 100.00	A	1,368,920
3,365	5.000%, 1/01/37	1/26 at 100.00	A	3,839,532
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,760	5.000%, 9/01/27	No Opt. Call	CCC	1,844,955
2,780	5.000%, 9/01/29	9/27 at 100.00	CCC	2,915,442
1,000	5.000%, 9/01/30	9/27 at 100.00	CCC	1,048,800
1,365	5.000%, 9/01/31	9/27 at 100.00	CCC	1,432,800
145	5.000%, 9/01/34	9/27 at 100.00	CCC	152,508
1,500	5.000%, 9/01/39	9/27 at 100.00	CCC	1,580,520
	Baltimore, Maryland, Revenue Bonds, Water Projects, Series 2013A:
500	5.000%, 7/01/21	No Opt. Call	Aa2	500,000
1,000	5.000%, 7/01/26 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa2 (6)	1,118,440
1,715	5.000%, 7/01/27 (Pre-refunded 1/01/24)	1/24 at 100.00	Aa2 (6)	1,918,125
2,380	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019A, 3.750%, 9/01/39	3/28 at 100.00	Aa1	2,551,003
22,420	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C, 3.000%, 9/01/39	3/29 at 100.00	Aa1	23,828,873
10,275	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020A, 2.500%, 9/01/40	3/29 at 100.00	Aa1	10,528,279
12,300	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021A, 1.950%, 9/01/41	3/30 at 100.00	Aa1	12,074,418

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$5,800	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Second Series 2017, 5.000%, 9/01/28	9/27 at 100.00	AAA	7,285,206
12,500	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	12,693,375
13,290	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	BB-	13,545,832
1,000	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland, College Park Project, Refunding Series 2016, 5.000%, 6/01/28 – AGM Insured	6/26 at 100.00	AA	1,193,820
6,315	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-2, 5.000%, 7/01/45 (Mandatory Put 7/01/27)	1/27 at 100.00	A	7,667,673
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2016A:
800	5.000%, 7/01/32	7/26 at 100.00	BBB+	952,600
2,250	5.000%, 7/01/33	7/26 at 100.00	BBB+	2,674,260
1,650	5.000%, 7/01/34	7/26 at 100.00	BBB+	1,956,900
2,000	5.000%, 7/01/35	7/26 at 100.00	BBB+	2,367,840
1,570	5.000%, 7/01/36	7/26 at 100.00	BBB+	1,855,049
7,825	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/25 (Pre-refunded 7/01/24)	7/24 at 100.00	N/R (6)	8,962,129
9,805	Maryland State, General Obligation Bonds, State and Local Facilities Loan, First Series 2016, 4.000%, 6/01/27	6/24 at 100.00	AAA	10,845,997
12,000	Maryland State, General Obligation Bonds, State and Local Facilities Loan, Second Series 2020A-2, 5.000%, 8/01/28	No Opt. Call	AAA	15,508,080
19,100	Montgomery County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2017C, 5.000%, 10/01/26	No Opt. Call	AAA	23,525,279
5,215	Montgomery County, Maryland, General Obligation Bonds, Refunding Consolidated Public Improvement Series 2020B, 4.000%, 11/01/28	No Opt. Call	AAA	6,396,041
1,125	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Green Second Series 2020, 5.000%, 12/01/25	No Opt. Call	AAA	1,350,472
6,115	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2020, 5.000%, 12/01/26	No Opt. Call	AAA	7,569,086
172,135	Total Maryland			193,052,254
	Massachusetts – 1.2%
2,000	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2021A-1, 5.000%, 7/01/25	No Opt. Call	AA	2,363,080

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
$835	5.000%, 7/01/26	7/24 at 100.00	B-	849,621
680	5.000%, 7/01/27	7/24 at 100.00	B-	690,955
925	5.000%, 7/01/28	7/24 at 100.00	B-	937,312
960	5.000%, 7/01/29	7/24 at 100.00	B-	970,099
4,800	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017, 4.000%, 10/01/32, 144A	10/22 at 105.00	BB+	5,202,240
2,370	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.650%, 10/15/28 (5)	8/21 at 100.00	N/R	1,066,500
14,455	Massachusetts Development Finance Agency, Revenue Bonds, Atrius Health Issue, Series 2019A, 5.000%, 6/01/39	6/29 at 100.00	BBB	17,903,529
1,530	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Series 2016E, 3.375%, 7/01/36	7/26 at 100.00	BBB	1,593,128
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
2,255	5.000%, 7/01/33	7/28 at 100.00	A	2,809,505
1,085	5.000%, 7/01/38	7/28 at 100.00	A	1,339,064
	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G:
350	5.000%, 7/15/31, 144A	7/30 at 100.00	BB+	427,826
415	5.000%, 7/15/32, 144A	7/30 at 100.00	BB+	505,897
320	5.000%, 7/15/33, 144A	7/30 at 100.00	BB+	388,902
300	5.000%, 7/15/34, 144A	7/30 at 100.00	BB+	363,588
270	5.000%, 7/15/35, 144A	7/30 at 100.00	BB+	326,754
135	5.000%, 7/15/36, 144A	7/30 at 100.00	BB+	162,975
145	5.000%, 7/15/37, 144A	7/30 at 100.00	BB+	174,583
	Massachusetts Development Finance Agency, Revenue Bonds, Simmons University Issue, Series 2018L:
1,080	5.000%, 10/01/30	10/28 at 100.00	BBB+	1,359,752
1,240	5.000%, 10/01/31	10/28 at 100.00	BBB+	1,554,129
1,765	5.000%, 10/01/32	10/28 at 100.00	BBB+	2,204,185
	Massachusetts Development Finance Agency, Revenue Bonds, Southcoast Health System Obligated Group Issue, Series 2021G:
580	5.000%, 7/01/35	7/31 at 100.00	A-	766,719
545	5.000%, 7/01/36	7/31 at 100.00	A-	718,414
615	5.000%, 7/01/37	7/31 at 100.00	A-	808,319
4,250	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care Obligated Group Issue, Series 2017L, 3.625%, 7/01/37	7/27 at 100.00	A-	4,624,128
4,230	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A, 4.000%, 7/01/37	1/29 at 100.00	BBB+	4,858,409

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$1,200	Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Series 2011N, 0.450%, 7/01/41 (Mandatory Put 7/01/25) (WI/DD, Settling 7/08/21)	1/25 at 100.00	AA+	1,197,828
1,420	Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1, 3.000%, 12/01/39	12/28 at 100.00	AA	1,521,686
2,875	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Green Series 2021A-1, 2.125%, 12/01/41	6/30 at 100.00	AA	2,857,693
3,000	Massachusetts Housing Finance Agency, Housing Bonds, Sustainability Series 2019C-1, 2.900%, 12/01/39	12/28 at 100.00	AA	3,204,900
10,590	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2019-214, 2.800%, 12/01/39	6/29 at 100.00	AA+	11,225,082
2,330	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 2020-218, 2.300%, 12/01/40	12/29 at 100.00	AA+	2,364,088
4,930	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2020-220, 2.125%, 12/01/40	6/30 at 100.00	AA+	4,918,907
4,935	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-221, 2.200%, 12/01/41	6/30 at 100.00	AA+	4,933,717
3,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020E, 5.000%, 11/01/28	No Opt. Call	Aa1	4,547,025
26,700	Massachusetts State, General Obligation Bonds, Refunding Series 2020A, 5.000%, 6/01/44 (Mandatory Put 6/01/23)	No Opt. Call	Aa1	29,159,871
6,780	Massachusetts State, Transportation Fund Revenue Bonds, Rail Enhancement Program, Series 2014A, 5.000%, 6/01/44	6/24 at 100.00	AA+	7,663,637
116,395	Total Massachusetts			128,564,047
	Michigan – 2.1%
	Detroit Downtown Development Authority, Michigan, Tax Increment Bonds, Development Area 1 Projects, Refunding Series 1996B:
3,050	0.000%, 7/01/22	No Opt. Call	BB+	2,983,876
2,650	0.000%, 7/01/23	No Opt. Call	BB+	2,524,682
2,880	0.000%, 7/01/24	No Opt. Call	BB+	2,659,910
380	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/30	7/26 at 100.00	AA-	458,953
21,000	Michigan Finance Authority, Hospital Revenue Bonds, Bronson Healthcare Group, Inc, Series 2019C, 3.750%, 11/15/49 (Mandatory Put 5/15/26)	No Opt. Call	A2	23,914,800
10,750	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2015D-1, 1.200%, 10/15/30 (Mandatory Put 4/13/28)	No Opt. Call	AA-	10,793,645
16,800	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2015D-2, 1.200%, 10/15/38 (Mandatory Put 4/13/28)	No Opt. Call	AA-	16,868,208
4,850	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Sewage Disposal System Local Project, Second Lien Series 2015C, 5.000%, 7/01/34	7/25 at 100.00	A+	5,661,114
8,800	Michigan Finance Authority, Revenue Bonds, Ascension Senior Credit Group, Refunding Series 2016E-1, 4.000%, 11/15/44 (Mandatory Put 8/15/24)	No Opt. Call	AA+	9,800,736

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020A-CL-1:
$1,800	5.000%, 6/01/31	12/30 at 100.00	A-	2,431,800
1,500	5.000%, 6/01/32	12/30 at 100.00	A-	2,012,445
2,435	4.000%, 6/01/34	12/30 at 100.00	A-	3,017,062
1,000	4.000%, 6/01/35	12/30 at 100.00	A-	1,234,920
395	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020B-1-CL2, 1.250%, 6/01/30	No Opt. Call	BBB+	397,785
2,450	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.800%, 10/01/38	10/27 at 100.00	AA	2,703,698
8,730	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2021A, 2.250%, 10/01/41	10/30 at 100.00	AA	8,713,588
4,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C, 3.650%, 12/01/39	6/28 at 100.00	AA+	4,328,000
13,000	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2019B, 2.950%, 12/01/39	12/28 at 100.00	AA+	13,793,910
25,205	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2020C, 2.600%, 12/01/40	6/30 at 100.00	AA+	26,059,702
5,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.000%, 10/15/28 (Pre-refunded 10/15/21)	10/21 at 100.00	Aa2 (6)	5,070,200
5,425	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-II-A, 5.000%, 10/15/28 (Pre-refunded 10/15/21)	10/21 at 100.00	Aa2 (6)	5,501,167
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2020-I:
1,750	4.000%, 10/15/24 (WI/DD, Settling 7/14/21)	No Opt. Call	Aa2	1,956,885
5,000	5.000%, 10/15/27	No Opt. Call	Aa2	6,306,150
4,750	Romulus Community Schools, Wayne County, Michigan, General Obligation Bonds, Refunding Series 2013, 5.000%, 5/01/22	No Opt. Call	Aa1	4,936,675
	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,000	5.000%, 9/01/26	3/24 at 100.00	A+	1,123,330
2,000	5.000%, 9/01/27	3/24 at 100.00	A+	2,245,520
2,555	5.000%, 9/01/28	3/24 at 100.00	A+	2,866,454
3,770	5.000%, 9/01/29	3/24 at 100.00	A+	4,226,358
5,000	5.000%, 9/01/30	3/24 at 100.00	A+	5,601,000
2,270	5.000%, 9/01/31	3/24 at 100.00	A+	2,540,925
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Refunding Series 2015F:
3,765	5.000%, 12/01/32 (AMT)	12/25 at 100.00	A1	4,402,452
5,295	5.000%, 12/01/33 (AMT)	12/25 at 100.00	A1	6,191,496
5,000	5.000%, 12/01/34 (AMT)	12/25 at 100.00	A1	5,846,550

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$13,065	Wayne County Airport Authority, Michigan, Revenue Bonds, Refunding Series 2017E, 4.000%, 12/01/26, 144A (AMT)	No Opt. Call	A1	15,262,402
197,320	Total Michigan			214,436,398
	Minnesota – 0.9%
	Duluth Economic Development Authority, Minnesota, Health Care Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A:
885	5.000%, 2/15/33	2/28 at 100.00	A-	1,086,656
1,085	5.000%, 2/15/37	2/28 at 100.00	A-	1,321,346
8,390	4.250%, 2/15/43	2/28 at 100.00	A-	9,644,557
55	4.250%, 2/15/48	2/28 at 100.00	A-	62,898
4,930	Hennepin County, Minnesota, General Obligation Bonds, Refunding Series 2020B, 5.000%, 12/01/25	No Opt. Call	AAA	5,913,289
	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,610	5.000%, 1/01/25	1/24 at 100.00	A+	2,914,378
2,005	5.000%, 1/01/32	1/24 at 100.00	A+	2,228,718
6,463	Minnesota Housing Finance Agency, Homeownership Finance Bonds, Mortgage-Backed Securities Program, Series 2017E, 2.850%, 6/01/47	7/26 at 100.00	Aaa	6,777,625
	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020B:
7,505	2.625%, 1/01/40	7/29 at 100.00	AA+	7,826,589
10,475	3.500%, 7/01/50	7/29 at 100.00	AA+	11,550,992
6,440	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E, 2.500%, 7/01/40	7/29 at 100.00	AA+	6,638,738
5,015	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I, 2.000%, 7/01/40	1/30 at 100.00	AA+	4,992,031
4,400	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021D, 2.200%, 7/01/41	7/30 at 100.00	AA+	4,420,944
3,030	Minnesota State, General Obligation Bonds, Various Purpose Series 2015A, 5.000%, 8/01/22	No Opt. Call	AAA	3,189,863
425	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 4.000%, 1/01/28	1/23 at 100.00	A-	442,578
1,150	Rochester, Minnesota, Health Care Facilities Revenue Bonds, Olmsted Medical Center Project, Series 2013, 5.000%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	A (6)	1,258,031
2,060	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/23	No Opt. Call	AA-	2,236,913
6,580	Saint Paul Independent School District 625, Ramsey County, Minnesota, Certificates of Participation, Series 2018B, 3.500%, 2/01/39	2/27 at 100.00	AAA	7,242,080
105	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp Project, Series 2007-1, 5.000%, 8/01/21	6/21 at 100.00	N/R	105,257

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	White Bear Lake Independent School District 624, Ramsey County, Minnesota, General Obligation Bonds, Facilities Maintenance Series 2021A:
$3,785	2.000%, 2/01/28 (WI/DD, Settling 7/01/21)	2/27 at 100.00	AAA	4,013,879
4,105	2.000%, 2/01/29 (WI/DD, Settling 7/08/21)	2/27 at 100.00	AAA	4,310,578
4,135	2.000%, 2/01/30 (WI/DD, Settling 7/08/21)	2/27 at 100.00	AAA	4,305,445
85,633	Total Minnesota			92,483,385
	Mississippi – 0.4%
6,570	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	A-	6,911,837
8,190	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 2.750%, 12/01/40 (Mandatory Put 12/09/21)	No Opt. Call	A-	8,275,913
5,085	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2019, 2.500%, 4/01/22	8/21 at 100.00	BBB+	5,115,662
	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2020A:
2,490	2.450%, 12/01/39	6/29 at 100.00	Aaa	2,579,491
4,425	3.750%, 6/01/49	6/29 at 100.00	Aaa	4,887,058
1,470	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2021A, 2.000%, 12/01/40	6/30 at 100.00	Aaa	1,463,135
2,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A, 4.000%, 10/15/38	10/28 at 100.00	A+	2,293,780
8,870	Mississippi State, General Obligation Bonds, Series 2013B, 5.000%, 12/01/28 (Pre-refunded 12/01/23)	12/23 at 100.00	AA (6)	9,896,969
39,100	Total Mississippi			41,423,845
	Missouri – 0.6%
1,250	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	BBB-	1,382,687
1,100	Great Rivers Greenway Metropolitan Park & Recreation District, Missouri, Sales Tax Appropriation Bonds, Gateway Arch Project, Series 2014, 3.000%, 12/30/24	12/23 at 100.00	A+	1,163,679
10,305	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	11,158,872
12,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	12,996,600
15,060	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	16,164,350
1,465	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33	5/23 at 100.00	BBB	1,551,376
220	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2015B, 4.000%, 5/01/32	11/23 at 100.00	BBB	228,976
1,390	Missouri Health and Educational Facilities Authority, Revenue Bonds, AT Still University of Health Sciences, Series 2014, 4.250%, 10/01/32 (Pre-refunded 10/01/23)	10/23 at 100.00	A- (6)	1,516,810
2,600	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2019C, 2.750%, 11/01/39	5/29 at 100.00	AA+	2,774,226

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$1,715	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2020A, 2.550%, 11/01/40	5/29 at 100.00	AA+	1,779,347
1,130	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2021A, 2.150%, 11/01/41	5/30 at 100.00	AA+	1,142,588
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Refunding Series 2014A:
1,365	5.000%, 1/01/25	1/24 at 100.00	A2	1,520,979
2,555	5.000%, 1/01/26	1/24 at 100.00	A2	2,846,577
1,010	5.000%, 1/01/32	1/24 at 100.00	A2	1,123,948
4,150	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A, 5.000%, 1/01/23	No Opt. Call	A	4,438,591
1,100	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	BBB-	1,214,037
58,415	Total Missouri			63,003,643
	Montana – 0.6%
1,500	Cascade County High School District A Great Falls, Montana, General Obligation Bonds, School Buidling Series 2018, 5.000%, 7/01/38	7/28 at 100.00	A+	1,838,940
20,700	Forsyth, Montana Pollution Control Revenue Bonds, Portland General Electric Company Project, Refunding Series 1998A, 2.125%, 5/01/33	3/30 at 102.00	A1	21,631,293
35,095	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A	35,920,084
1,000	Gallatin County School District 44 Belgrade, Montana, General Obligation Bonds, School Building Series 2019, 4.000%, 6/01/33	6/29 at 100.00	A+	1,180,390
1,120	Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-1, 2.000%, 12/01/41	6/30 at 100.00	AA+	1,123,494
550	Montana Facility Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 3.250%, 6/01/32	6/28 at 100.00	A	617,727
59,965	Total Montana			62,311,928
	Nebraska – 1.0%
5,000	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory Put 1/01/24)	10/23 at 100.43	A2	5,533,300
3,000	Central Plains Energy Project, Nebraska, Gas Supply Revenue Bonds, Refunding Series 2019, 4.000%, 12/01/49 (Mandatory Put 8/01/25)	5/25 at 100.50	Aa2	3,399,690
	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation Hospital Project, Series 2014:
2,025	5.000%, 5/15/28	5/24 at 100.00	A-	2,247,730
9,350	5.000%, 5/15/44	5/24 at 100.00	A-	10,250,218
680	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2012, 4.000%, 6/15/23	6/22 at 100.00	AA-	705,112
370	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools Series 2015, 5.000%, 12/15/22	No Opt. Call	AA-	396,381

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$5,910	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/32 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (6)	6,003,851
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
540	5.000%, 7/01/23	No Opt. Call	BBB	587,110
1,250	5.000%, 7/01/24	No Opt. Call	BBB	1,409,225
530	5.000%, 7/01/25	No Opt. Call	BBB	617,042
750	5.000%, 7/01/26	7/25 at 100.00	BBB	871,762
200	5.000%, 7/01/27	7/25 at 100.00	BBB	231,482
835	5.000%, 7/01/28	7/25 at 100.00	BBB	962,972
485	5.000%, 7/01/29	7/25 at 100.00	BBB	558,798
1,000	5.000%, 7/01/30	7/25 at 100.00	BBB	1,147,640
180	5.000%, 7/01/33	7/25 at 100.00	BBB	205,553
	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019D:
80	2.600%, 9/01/34	3/29 at 100.00	AA+	84,201
11,660	2.850%, 9/01/39	3/29 at 100.00	AA+	12,328,934
10,000	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2020A, 2.550%, 9/01/40	3/29 at 100.00	AA+	10,403,900
1,400	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021A, 1.950%, 9/01/37	3/30 at 100.00	AA+	1,404,746
	Nebraska Public Power District, General Revenue Bonds, Series 2012A:
1,485	5.000%, 1/01/23	1/22 at 100.00	A+	1,519,734
960	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (6)	983,126
575	5.000%, 1/01/24	1/22 at 100.00	A+	587,949
615	5.000%, 1/01/25 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (6)	629,815
380	5.000%, 1/01/25	1/22 at 100.00	A+	388,558
1,380	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Refunding Series 2020B, 4.000%, 12/01/26	No Opt. Call	Aa2	1,622,507
645	Papillion-LaVista School District 27, Sarpy County, Nebraska, General Obligation Bonds, Series 2014, 5.000%, 12/01/22 (ETM)	No Opt. Call	Aa2 (6)	689,350
8,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/32	7/26 at 100.00	A2	9,615,920
	Sarpy County School District 037 Gretna Public Schools, Nebraska, General Obligation Bonds, Refunding Series 2019:
1,195	5.000%, 6/15/26	No Opt. Call	AA-	1,452,857
1,380	5.000%, 6/15/28	No Opt. Call	AA-	1,768,222
1,475	5.000%, 6/15/29	No Opt. Call	AA-	1,929,713
1,760	4.000%, 6/15/33	6/29 at 100.00	AA-	2,115,133
2,240	Sarpy County, Nebraska, Limited Tax Highway Allocation Fund Pledge Bonds, Series 2021, 2.000%, 6/01/27	6/26 at 100.00	Aaa	2,372,496

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$6,915	Saunders County School District 1, Ashland-Greenwood, Nebraska, General Obligation Bonds, Series 2021, 2.000%, 12/15/50	12/30 at 100.00	A+	6,781,817
	Scotts Bluff County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Regional West Medical Center Project, Refunding & Improvement Series 2016A:
3,660	5.250%, 2/01/28	2/27 at 100.00	BB+	4,184,478
1,355	5.250%, 2/01/29	2/27 at 100.00	BB+	1,536,584
6,000	Southeast Community College Area, Nebraska, Certificates of Participation, Series 2018, 3.375%, 12/15/37	6/28 at 100.00	Aa1	6,636,780
95,265	Total Nebraska			104,164,686
	Nevada – 1.8%
	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A:
2,000	5.000%, 7/01/22 (AMT)	No Opt. Call	A1	2,094,980
1,050	5.000%, 7/01/23 (AMT)	1/23 at 100.00	A1	1,123,511
1,905	5.000%, 7/01/24 (AMT)	1/23 at 100.00	A1	2,037,188
5,275	Clark County, Nevada, General Obligation Bonds, Refunding Flood Control Series 2014, 4.000%, 11/01/33 (Pre-refunded 11/01/24)	11/24 at 100.00	AA+ (6)	5,925,038
	Clark County, Nevada, Highway Revenue Bonds, Indexed Fuel Tax & Motor Vehicle Fuel Tax Series 2021:
3,885	5.000%, 7/01/26	No Opt. Call	AA-	4,733,989
4,075	5.000%, 7/01/27	No Opt. Call	AA-	5,098,273
4,280	5.000%, 7/01/28	No Opt. Call	AA-	5,489,913
10,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2019E, 5.000%, 7/01/23	No Opt. Call	Aa3	10,954,300
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,750	4.000%, 9/01/32	9/26 at 100.00	N/R	1,877,523
2,275	4.000%, 9/01/35	9/26 at 100.00	N/R	2,420,828
3,585	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Refunding Series 2017B, 4.000%, 7/01/34	7/27 at 100.00	Aa3	4,051,408
15,060	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Limited Tax Refunding Series 2021C, 5.000%, 6/01/27	No Opt. Call	Aa1	18,859,186
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Limited Tax Refunding Water Series 2021A:
14,350	5.000%, 6/01/26	No Opt. Call	Aa1	17,464,954
21,185	5.000%, 6/01/27	No Opt. Call	Aa1	26,529,340
12,860	5.000%, 6/01/28	No Opt. Call	Aa1	16,482,791
13,505	5.000%, 6/01/29	No Opt. Call	Aa1	17,702,489
1,615	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Limited Tax Refunding Water Series 2021B, 5.000%, 6/01/25	No Opt. Call	Aa1	1,904,876

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B:
$2,125	5.000%, 6/01/24	6/22 at 100.00	Aa1	2,217,289
1,545	5.000%, 6/01/25	6/22 at 100.00	Aa1	1,611,667
2,000	5.000%, 6/01/26	6/22 at 100.00	Aa1	2,085,920
265	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 607 Providence, Refunding Series 2013, 5.000%, 6/01/22	No Opt. Call	N/R	274,418
2,900	Nevada Housing Division, Single Family Housing Mortgage Revenue Bonds, Refunding Series 2021A, 2.200%, 10/01/41	10/30 at 100.00	AA+	2,899,217
4,720	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2012B, 5.000%, 8/01/22	No Opt. Call	AA+	4,969,027
11,475	Nevada State, General Obligation Bonds, Capital Improvement & Cultural Affairs, Refunding Series 2013D-1, 5.000%, 3/01/22	No Opt. Call	AA+	11,848,052
3,165	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.750%, 6/15/28, 144A	No Opt. Call	Ba2	3,301,665
12,340	Washoe County, Nevada, Gas and Water Facilities Revenue Bonds, Sierra Pacific Power Company, Refunding Series 2016B, 3.000%, 3/01/36 (Mandatory Put 6/01/22)	No Opt. Call	A+	12,645,045
2,600	Washoe County, Nevada, Water Facilities Revenue Bonds, Sierra Pacific Power Company Project, Refunding Series 2016C, 0.625%, 3/01/36 (Mandatory Put 4/15/22) (AMT)	No Opt. Call	A2	2,605,824
161,790	Total Nevada			189,208,711
	New Hampshire – 0.5%
17,055	National Finance Authority, New Hampshire, Municipal Certificates Series 2020-1 Class A, 4.125%, 1/20/34	No Opt. Call	BBB	20,545,029
16,870	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%, 10/01/33 (Mandatory Put 10/02/23)	No Opt. Call	A	17,624,595
965	New Hampshire Business Finance Authority, Water Facility Revenue Bonds, Pennichuck Water Works Inc Project , Series 2015A, 4.250%, 1/01/36 (Pre-refunded 1/01/26) (AMT)	1/26 at 100.00	N/R (6)	1,115,009
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord Hospital, Series 2021A:
1,000	4.000%, 10/01/32 (WI/DD, Settling 7/14/21)	4/31 at 100.00	AA-	1,228,240
1,000	4.000%, 10/01/34 (WI/DD, Settling 7/14/21)	4/31 at 100.00	AA-	1,209,800
1,000	4.000%, 10/01/38 (WI/DD, Settling 7/14/21)	4/31 at 100.00	AA-	1,199,530
1,840	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/38	10/26 at 100.00	A-	2,166,140
920	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Southern New Hampshire Medical Center, Series 2016, 3.500%, 10/01/34	10/26 at 100.00	A-	987,776
2,835	New Hampshire State, General Obligation Bonds, Capital Improvement Series 2020C, 5.000%, 12/01/28	No Opt. Call	Aa1	3,690,178
43,485	Total New Hampshire			49,766,297

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey – 4.8%
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Refunding Series 2014A:
$2,500	5.000%, 2/15/30	2/24 at 100.00	BBB+	2,761,575
1,045	5.000%, 2/15/34	2/24 at 100.00	BBB+	1,150,096
	East Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2021:
1,095	2.000%, 2/15/26	No Opt. Call	Aa1	1,167,982
1,385	2.000%, 2/15/27	No Opt. Call	Aa1	1,484,665
1,350	2.000%, 2/15/30	2/29 at 100.00	Aa1	1,441,030
1,370	Flemington-Raritan Regional School District, Hunterdon County, New Jersey, General Obligation Bonds, Series 2019, 2.375%, 9/01/34	9/26 at 100.00	AA	1,411,292
5,795	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	6,113,725
1,585	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019, 2.250%, 2/01/29 – BAM Insured	No Opt. Call	AA	1,669,829
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Courthouse Project, Refunding Series 2020:
1,000	5.000%, 10/01/27	No Opt. Call	AA	1,255,810
1,000	5.000%, 10/01/29	No Opt. Call	AA	1,313,540
1,000	Morris County Improvement Authority, New Jersey, County Guaranteed Loan Revenue Bonds, Whippany Firehouse Project Notes, Series 2020, 3.000%, 8/02/21	No Opt. Call	N/R	1,002,320
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,635	5.000%, 6/15/22	No Opt. Call	BBB	2,740,084
1,100	5.000%, 6/15/22	No Opt. Call	AA	1,149,148
7,180	5.000%, 6/15/23	6/22 at 100.00	BBB	7,461,600
2,990	5.000%, 6/15/24	6/22 at 100.00	BBB	3,103,590
7,615	5.000%, 6/15/25	6/22 at 100.00	BBB	7,890,435
5,000	5.000%, 6/15/26	6/22 at 100.00	BBB	5,170,950
1,030	4.250%, 6/15/27	6/22 at 100.00	BBB	1,054,802
4,625	5.000%, 6/15/28	6/22 at 100.00	BBB	4,771,335
	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A:
4,085	5.000%, 11/01/32	11/29 at 100.00	Baa1	5,195,875
6,265	4.000%, 11/01/37	11/29 at 100.00	Baa1	7,319,901
2,750	4.000%, 11/01/38	11/29 at 100.00	Baa1	3,206,087
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,350	5.000%, 1/01/28 (AMT)	1/24 at 100.00	A2	1,505,574
2,240	5.000%, 1/01/31 – AGM Insured (AMT)	1/24 at 100.00	AA	2,508,285

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$6,345	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	Baa3	6,748,986
25,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/27	6/25 at 100.00	Baa1	29,226,250
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ:
625	5.000%, 6/15/26	No Opt. Call	Baa1	753,044
445	5.000%, 6/15/27	No Opt. Call	Baa1	549,174
400	5.000%, 6/15/28	No Opt. Call	Baa1	503,840
6,000	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/47 (AMT)	10/27 at 100.00	Baa3	6,952,620
10,375	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2019A, 2.200%, 10/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	11,051,139
8,505	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020D, 1.100%, 11/01/29 (Mandatory Put 12/01/27) (AMT)	No Opt. Call	A+	8,455,586
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health, Refunding Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA-	2,264,980
10,210	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-3, 5.000%, 7/01/45 (Mandatory Put 7/01/26)	4/26 at 100.83	AA-	12,342,665
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 5.000%, 7/01/35	7/26 at 100.00	BBB-	1,173,310
1,105	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Virtua Health, Refunding Series 2013, 5.000%, 7/01/24	1/24 at 100.00	AA-	1,232,097
	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A:
4,310	3.500%, 12/01/29 (AMT)	12/26 at 100.00	Aaa	4,636,051
11,240	3.750%, 12/01/31 (AMT)	12/26 at 100.00	Aaa	12,155,723
11,495	4.000%, 12/01/32 (AMT)	12/26 at 100.00	Aaa	12,553,000
4,800	3.750%, 12/01/33 (AMT)	12/26 at 100.00	Aaa	5,170,704
875	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series 2018A, 3.750%, 10/01/35	10/27 at 100.00	AA	966,332
	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A:
13,000	5.000%, 6/01/27	No Opt. Call	A3	16,151,460
10,190	5.000%, 6/01/28	No Opt. Call	A3	12,950,675
8,930	5.000%, 6/01/29	No Opt. Call	A3	11,571,226
1,830	New Jersey State, General Obligation Bonds, Various Purpose Series 2020, 2.250%, 6/01/35	12/27 at 100.00	A3	1,851,265

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
$6,145	5.000%, 6/15/24	No Opt. Call	A+	6,957,615
8,375	5.000%, 6/15/29	6/26 at 100.00	A+	9,943,470
9,405	5.000%, 6/15/30	6/26 at 100.00	A+	11,112,948
10,530	5.000%, 6/15/31	6/26 at 100.00	A+	12,408,973
1,460	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/31 – FGIC Insured	No Opt. Call	Baa1	1,198,149
11,240	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	Baa1	12,524,732
4,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	Baa1	4,911,359
14,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/22	No Opt. Call	Baa1	14,657,247
870	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA, 5.000%, 6/15/36	6/23 at 100.00	Baa1	940,757
2,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2014BB-2, 5.000%, 6/15/34	6/31 at 100.00	Baa1	3,267,450
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,860	5.250%, 6/15/33	6/25 at 100.00	Baa1	2,187,397
1,880	5.250%, 6/15/34	6/25 at 100.00	Baa1	2,207,966
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 5.000%, 12/15/23	No Opt. Call	Baa1	2,228,600
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A:
2,500	5.000%, 12/15/25	No Opt. Call	Baa1	2,977,400
5,020	5.000%, 12/15/26	No Opt. Call	Baa1	6,135,544
10,230	5.000%, 12/15/33	12/29 at 100.00	Baa1	13,004,581
3,000	4.000%, 12/15/39	12/29 at 100.00	Baa1	3,496,590
9,490	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 3.750%, 6/15/33	12/28 at 100.00	Baa1	10,787,663
6,115	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 5.000%, 6/15/33	12/28 at 100.00	Baa1	7,681,724
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA:
2,500	4.000%, 6/15/35	12/30 at 100.00	Baa1	2,985,800
4,250	4.000%, 6/15/36	12/30 at 100.00	Baa1	5,061,962
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A:
3,000	5.000%, 6/15/32	6/31 at 100.00	Baa1	3,947,250
2,500	5.000%, 6/15/33	6/31 at 100.00	Baa1	3,277,900

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$26,650	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2020D, 5.000%, 1/01/28	No Opt. Call	A+	32,673,966
2,875	Ocean City, New Jersey, General Obligation Bonds, General Improvement Series 2019, 2.250%, 9/15/33	9/26 at 100.00	AA	3,007,739
2,330	Ocean City, New Jersey, General Obligation Bonds, Refunding General Improvement Series 2016, 1.000%, 11/15/28	11/24 at 100.00	AA	2,331,048
3,455	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	3,673,598
13,495	Somerset County, New Jersey, General Obligation Bonds, Bond Anticpation Notes Series 2020, 4.000%, 9/09/21	No Opt. Call	N/R	13,593,513
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
6,360	5.000%, 6/01/26	No Opt. Call	A	7,704,122
6,620	5.000%, 6/01/28	No Opt. Call	A	8,439,706
125	5.000%, 6/01/29	6/28 at 100.00	A	158,154
3,170	5.000%, 6/01/30	6/28 at 100.00	A	3,984,848
6,560	5.000%, 6/01/31	6/28 at 100.00	A-	8,216,006
6,185	5.000%, 6/01/35	6/28 at 100.00	A-	7,669,153
11,265	4.000%, 6/01/37	6/28 at 100.00	A-	13,151,550
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B:
7,090	3.200%, 6/01/27	No Opt. Call	BBB	7,271,079
2,770	5.000%, 6/01/46	6/28 at 100.00	BB+	3,294,139
2,565	Toms River Board of Education, Ocean County, New Jersey, General Obligation Bonds, Regional Schools Series 2019, 2.000%, 7/15/26	No Opt. Call	AA-	2,712,180
431,780	Total New Jersey			494,893,535
	New Mexico – 0.5%
	Central New Mexico Community College, Bernalillo and Sandoval Counties, New Mexico, General Obligation Bonds, Limited Tax Refunding Series 2021B:
3,260	4.000%, 8/15/24	No Opt. Call	AA+	3,632,879
3,350	4.000%, 8/15/25	No Opt. Call	AA+	3,834,879
8,560	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010E, 1.150%, 6/01/40 (Mandatory Put 6/01/24)	No Opt. Call	BBB	8,715,878
12,500	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2019B, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	5/25 at 100.87	AA	14,688,125
1,555	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018B, 3.750%, 7/01/38	7/27 at 100.00	Aaa	1,673,709
4,185	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2018C, 3.750%, 7/01/38	1/28 at 100.00	Aaa	4,600,570
4,460	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D, 3.000%, 7/01/39	1/29 at 100.00	Aaa	4,718,814

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico (continued)
$1,975	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019F, 2.850%, 7/01/39	1/29 at 100.00	Aaa	2,101,617
2,500	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021A, 2.150%, 7/01/41	7/30 at 100.00	Aaa	2,507,825
9,040	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	2/25 at 100.73	Aa2	10,516,232
51,385	Total New Mexico			56,990,528
	New York – 6.9%
	Albany County Airport Authority, New York, Airport Revenue Bonds, Refunding Series 2020B Forward Delivery:
1,000	5.000%, 12/15/21 (AMT)	No Opt. Call	A-	1,020,320
1,000	5.000%, 12/15/22 (AMT)	No Opt. Call	A-	1,065,090
1,225	5.000%, 12/15/23 (AMT)	No Opt. Call	A-	1,360,350
1,145	5.000%, 12/15/24 (AMT)	No Opt. Call	A-	1,318,101
	Albany County, New York, General Obligation Bonds, Refunding Forward Delivery Series 2019C:
2,225	5.000%, 11/01/21	No Opt. Call	AA	2,260,711
1,915	5.000%, 11/01/22	No Opt. Call	AA	2,038,326
1,515	5.000%, 11/01/23	No Opt. Call	AA	1,684,301
	Buffalo and Fort Erie Public Bridge Authority, New York, Toll Bridge System Revenue Bonds, Refunding Series 2014:
300	5.000%, 1/01/24	No Opt. Call	A+	334,428
500	5.000%, 1/01/25	No Opt. Call	A+	577,215
3,390	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A	12/30 at 100.00	N/R	3,538,245
4,360	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020B-1, 5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	4,727,548
4,000	Dormitory Authority of the State of New York, Revenue Bonds, Northwell Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48 (Mandatory Put 5/01/26)	11/25 at 100.00	A-	4,733,600
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,900	5.000%, 12/01/25, 144A	No Opt. Call	BBB-	2,256,022
1,400	5.000%, 12/01/27, 144A	6/27 at 100.00	BBB-	1,734,026
1,300	5.000%, 12/01/29, 144A	6/27 at 100.00	BBB-	1,590,914
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021A:
10,000	5.000%, 3/15/28	No Opt. Call	AA+	12,725,500
20,000	5.000%, 3/15/29	No Opt. Call	AA+	26,019,600
10,000	4.000%, 3/15/37	3/31 at 100.00	AA+	12,171,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, State University Educational Facilities Revenue Bonds, Third General Resolution, Series 2012A:
$10,085	5.000%, 5/15/24	5/22 at 100.00	AA	10,510,789
9,570	5.000%, 5/15/25	5/22 at 100.00	AA	9,972,323
7,900	Evans-Brant Central School District, Erie County, New York, General Oligation Bonds, Series 2021C, 1.500%, 6/24/22	No Opt. Call	N/R	8,008,388
	Islip, Suffolk County, New York, General Obligation Bonds, Refunding Series 2021C:
1,310	4.000%, 10/15/26 (WI/DD, Settling 7/19/21)	No Opt. Call	Aaa	1,545,813
1,360	4.000%, 10/15/27 (WI/DD, Settling 7/19/21)	No Opt. Call	Aaa	1,640,024
5,160	Long Island Power Authority, New York, Electric System General Revenue Bonds, Notes Series 2021, 1.000%, 9/01/25	9/23 at 100.00	A	5,221,610
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
110	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	109,470
1,055	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,041,665
1,265	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A	1,335,612
32,730	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	34,089,604
21,770	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	22,968,003
10,300	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019F, 5.000%, 11/15/22	No Opt. Call	N/R	10,963,423
7,460	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23	No Opt. Call	N/R	8,007,489
36,395	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-2S, 4.000%, 2/01/22	No Opt. Call	N/R	37,185,135
6,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-1, 5.000%, 11/15/43	11/30 at 100.00	A3	7,630,680
795	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2017C-1, 5.000%, 11/15/24	No Opt. Call	A3	914,027
2,380	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2020E, 5.000%, 11/15/33	11/30 at 100.00	A3	3,107,947
14,870	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/30	11/22 at 100.00	A3	15,760,564
7,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1, 5.000%, 11/15/36	5/25 at 100.00	A3	7,991,340
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2021A-2:
5,000	4.000%, 11/15/41	5/31 at 100.00	A3	5,945,700
12,800	4.000%, 11/15/42	5/31 at 100.00	A3	15,163,904
1,770	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann?s Community Project, Series 2019, 4.000%, 1/01/30	1/26 at 103.00	N/R	1,964,364

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,910	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40	1/26 at 103.00	N/R	2,175,509
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
1,525	5.000%, 7/01/28	7/24 at 100.00	A-	1,723,631
1,000	5.000%, 7/01/29	7/24 at 100.00	A-	1,128,660
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
655	5.000%, 7/01/30	7/24 at 100.00	A-	738,231
2,455	5.000%, 7/01/32	7/24 at 100.00	A-	2,759,150
10,000	Nassau County, New York, General Obligation Bonds, Revenue Anticipation Note Series 2021B, 2.000%, 1/07/22	No Opt. Call	N/R	10,097,600
16,000	Nassau County, New York, General Obligation Bonds, Tax Anticipation Notes Series 2021B, 2.000%, 12/10/21	No Opt. Call	N/R	16,134,880
7,610	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A, 1.125%, 5/01/60 (Mandatory Put 11/01/24)	5/22 at 100.00	AA+	7,653,301
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
2,125	4.000%, 1/01/32 – AGM Insured	1/31 at 100.00	AA	2,627,180
1,650	3.000%, 1/01/33 – AGM Insured	1/31 at 100.00	AA	1,849,667
3,160	3.000%, 1/01/46 – AGM Insured	1/31 at 100.00	AA	3,405,690
9,320	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 5.000%, 2/01/37	2/31 at 100.00	AAA	12,311,254
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series A-1:
7,500	5.000%, 8/01/28	No Opt. Call	AA	9,621,075
6,750	5.000%, 8/01/29	No Opt. Call	AA	8,830,148
10,025	5.000%, 8/01/30	No Opt. Call	AA	13,363,826
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I:
900	3.625%, 11/01/33	11/27 at 100.00	Aa2	998,226
2,000	3.875%, 11/01/38	11/27 at 100.00	Aa2	2,224,840
5,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2019D, 2.050%, 5/01/23	7/21 at 100.00	Aa2	5,504,895
2,335	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2020J, 0.750%, 5/01/25	7/22 at 100.00	Aa2	2,342,752
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Series 2019P:
2,040	2.600%, 11/01/34	5/28 at 100.00	Aa2	2,135,758
10,105	2.850%, 11/01/39	5/28 at 100.00	Aa2	10,685,431
8,845	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C, 3.850%, 11/01/39	5/28 at 100.00	Aa2	9,838,382

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$21,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2020H, 2.300%, 11/01/40	5/29 at 100.00	Aa2	21,287,490
2,500	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2019E, 2.125%, 11/01/23	8/21 at 100.00	Aa2	2,503,700
13,770	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 223, 3.000%, 10/01/39	10/28 at 100.00	Aa1	14,591,656
10,175	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 225, 2.300%, 10/01/40	10/29 at 100.00	Aa1	10,267,185
6,000	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 227, 2.300%, 10/01/40	10/29 at 100.00	Aa1	6,077,040
21,935	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 231, 2.400%, 10/01/41	4/30 at 100.00	Aa1	22,174,311
6,110	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C, 5.000%, 3/15/26	No Opt. Call	AA+	7,376,359
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
1,440	5.000%, 7/01/30 (AMT)	7/24 at 100.00	BBB	1,628,136
2,045	4.000%, 7/01/32 (AMT)	7/24 at 100.00	BBB	2,224,449
8,075	4.000%, 7/01/33 (AMT)	7/24 at 100.00	BBB	8,773,407
9,715	5.000%, 7/01/34 (AMT)	7/24 at 100.00	BBB	10,952,400
12,615	5.000%, 7/01/41 (AMT)	7/24 at 100.00	BBB	14,196,416
2,550	4.000%, 7/01/46 – AGM Insured (AMT)	7/24 at 100.00	AA	2,779,449
50,000	5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	56,210,000
	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015:
2,015	5.000%, 1/01/22 (AMT)	No Opt. Call	BBB	2,059,773
2,090	5.000%, 1/01/23 (AMT)	No Opt. Call	BBB	2,228,191
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
15,510	4.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	17,829,210
2,000	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa3	2,440,320
4,955	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, 5.000%, 10/01/35 (AMT)	10/30 at 100.00	Baa3	6,437,140
10,050	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/25	12/23 at 100.00	Aa3	11,203,237

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
$2,435	5.000%, 7/01/28	7/24 at 100.00	A-	2,752,159
2,695	5.000%, 7/01/29	7/24 at 100.00	A-	3,041,739
4,200	5.000%, 7/01/30	7/24 at 100.00	A-	4,733,694
2,100	5.000%, 7/01/31	7/24 at 100.00	A-	2,363,508
1,335	5.000%, 7/01/32	7/24 at 100.00	A-	1,500,393
3,080	5.000%, 7/01/33	7/24 at 100.00	A-	3,456,715
19,455	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/01/25	No Opt. Call	A1	23,206,702
	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Refunding Series 2020A Forward Delivery:
1,200	5.000%, 9/01/23	No Opt. Call	A3	1,321,128
1,835	5.000%, 9/01/24	No Opt. Call	A3	2,095,882
2,000	5.000%, 9/01/25	No Opt. Call	A3	2,356,400
20,030	Utility Debt Securitization Authority, New York, Restructuring Bonds, Refunding Series 2015, 5.000%, 12/15/34	12/25 at 100.00	AAA	23,801,649
642,585	Total New York			714,253,695
	North Carolina – 0.8%
	Alamance County, North Carolina, General Obligation Bonds, Public Improvement Series 2021:
7,515	5.000%, 5/01/26	No Opt. Call	AA	9,126,742
7,560	5.000%, 5/01/27	No Opt. Call	AA	9,445,464
7,410	5.000%, 5/01/28	No Opt. Call	AA	9,495,544
2,395	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Recovery Zone Facility Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	2,475,999
610	North Carolina Captial Facilities Finance Agency, Revenue Bonds, The Methodist Univerity, Series 2012, 3.750%, 3/01/24	3/22 at 100.00	BB	617,515
3,940	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2019-42, 2.625%, 7/01/39	7/28 at 100.00	AA+	4,137,552
5,880	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2020-43, 2.800%, 1/01/40	1/29 at 100.00	AA+	6,223,157
5,065	North Carolina Medical Care Commission, Hospital Revenue Bonds, CaroMont Health A/K/A Gaston Health, Series 2021A, 5.000%, 2/01/51 (Mandatory Put 2/01/26)	2/26 at 100.00	AA-	6,082,609
11,600	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2015C, 5.000%, 1/01/29	1/26 at 100.00	A	13,679,880
13,495	North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%, 5/01/26	No Opt. Call	AA+	16,374,968
1,105	Wake County, North Carolina, Limited Obligation Bonds, Series 2021, 5.000%, 3/01/29	No Opt. Call	AA+	1,441,671
66,575	Total North Carolina			79,101,101

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota – 0.9%
$5,365	Cass County Joint Water Reserve District, North Dakota, Temporary Improvement Special Assessment Bonds, Refunding Series 2021A, 0.480%, 5/01/24	11/22 at 100.00	Aa3	5,355,772
	Fargo, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021A:
1,250	4.000%, 5/01/26	5/25 at 100.00	Aa2	1,422,913
1,320	4.000%, 5/01/27	5/25 at 100.00	Aa2	1,496,365
1,385	4.000%, 5/01/28	5/25 at 100.00	Aa2	1,564,551
2,755	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	A+ (6)	2,809,466
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
2,335	5.000%, 12/01/32	12/21 at 100.00	Baa2	2,366,126
26,005	5.000%, 12/01/35	12/21 at 100.00	Baa2	26,341,505
3,855	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C, 3.200%, 7/01/39	7/28 at 100.00	Aa1	4,117,294
2,575	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020A, 3.000%, 7/01/40	7/29 at 100.00	Aa1	2,709,982
4,900	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020B, 2.350%, 7/01/40	1/30 at 100.00	Aa1	5,010,544
6,900	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2021A, 2.250%, 7/01/41	7/30 at 100.00	Aa1	6,949,611
	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C:
3,785	5.000%, 6/01/28	No Opt. Call	BBB-	4,549,154
3,000	5.000%, 6/01/29	6/28 at 100.00	BBB-	3,580,770
1,260	5.000%, 6/01/31	6/28 at 100.00	BBB-	1,488,778
3,480	5.000%, 6/01/34	6/28 at 100.00	BBB-	4,083,397
13,280	5.000%, 6/01/38	6/28 at 100.00	BBB-	15,470,536
83,450	Total North Dakota			89,316,764
	Ohio – 3.3%
1,925	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A, 5.000%, 5/01/33 (Pre-refunded 5/01/22)	5/22 at 100.00	AA- (6)	2,003,116

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
$2,085	5.000%, 6/01/27	No Opt. Call	A	2,610,483
14,600	5.000%, 6/01/28	No Opt. Call	A	18,728,004
13,705	5.000%, 6/01/29	No Opt. Call	A	17,952,591
15,745	5.000%, 6/01/30	No Opt. Call	A	21,010,128
11,595	5.000%, 6/01/31	6/30 at 100.00	A-	15,377,869
6,880	5.000%, 6/01/32	6/30 at 100.00	A-	9,082,426
4,045	5.000%, 6/01/33	6/30 at 100.00	A-	5,310,155
3,200	5.000%, 6/01/34	6/30 at 100.00	A-	4,178,880
4,520	5.000%, 6/01/35	6/30 at 100.00	A-	5,883,910
1,185	5.000%, 6/01/36	6/30 at 100.00	A-	1,535,890
4,075	4.000%, 6/01/37	6/30 at 100.00	A-	4,918,932
7,815	4.000%, 6/01/38	6/30 at 100.00	A-	9,393,708
5,155	4.000%, 6/01/39	6/30 at 100.00	A-	6,171,514
7,765	3.000%, 6/01/48	6/30 at 100.00	BBB+	8,254,739
2,400	4.000%, 6/01/48	6/30 at 100.00	BBB+	2,807,112
6,075	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	7,101,736
	Cleveland, Ohio, Airport System Revenue Bonds, Refunding Series 2016A:
1,525	5.000%, 1/01/28 – AGM Insured	1/25 at 100.00	AA	1,756,480
2,230	5.000%, 1/01/29 – AGM Insured	1/25 at 100.00	AA	2,566,819
2,000	5.000%, 1/01/30 – AGM Insured	1/25 at 100.00	AA	2,301,340
1,800	5.000%, 1/01/31 – AGM Insured	1/25 at 100.00	AA	2,069,856
10,170	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2019A, 5.000%, 4/01/27	No Opt. Call	AAA	12,683,617
	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2021A:
8,470	5.000%, 4/01/27	No Opt. Call	AAA	10,563,445
6,000	5.000%, 4/01/28	No Opt. Call	AAA	7,682,160
365	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc, Refunding Series 2008C, 5.500%, 8/15/24	8/21 at 100.00	A-	366,391
3,335	Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds, Series 2019, 5.000%, 8/01/49 (Mandatory Put 2/01/25)	11/24 at 100.68	Aa2	3,842,087
1,080	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021, 3.000%, 8/01/40	2/31 at 100.00	A+	1,161,108
7,450	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	7,832,036

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
$1,230	5.000%, 10/01/21	No Opt. Call	Aa3	1,244,735
965	5.000%, 10/01/22	No Opt. Call	Aa3	1,023,045
2,940	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (5)	No Opt. Call	N/R	3,675
1,400	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (5)	No Opt. Call	N/R	1,750
28,740	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (5)	No Opt. Call	N/R	35,925
915	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (5)	No Opt. Call	N/R	1,144
3,610	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (5)	No Opt. Call	N/R	4,512
250	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (5)	No Opt. Call	N/R	312
1,020	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	1,047,112
14,735	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, 2.100%, 1/01/29 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	15,405,442
20,015	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005C, 2.100%, 4/01/28 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	20,923,881
20,825	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007A, 2.500%, 8/01/40 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	23,066,811
16,850	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	18,682,943
12,040	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014B, 2.600%, 6/01/41 (Mandatory Put 10/01/29) (AMT)	10/24 at 100.00	BBB+	12,800,446
6,015	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014D, 1.900%, 5/01/26 (Mandatory Put 10/01/24)	No Opt. Call	BBB+	6,261,976
610	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	683,054
5,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Case Western Reserve University Project, Series 2019C, 1.625%, 12/01/34 (Mandatory Put 12/01/26)	6/26 at 100.00	AA-	5,149,450
2,950	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B, 3.000%, 9/01/39	9/28 at 100.00	Aaa	3,138,328

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$4,595	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020A, 2.750%, 9/01/40	3/29 at 100.00	Aaa	4,825,577
1,710	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020B, 2.250%, 9/01/40	9/29 at 100.00	Aaa	1,751,228
3,000	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2021A, 2.250%, 9/01/41	3/30 at 100.00	Aaa	3,056,580
1,400	Ohio State, General Obligation Bonds, Common Schools Series 2021A, 5.000%, 6/15/26	No Opt. Call	AA+	1,705,914
2,000	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011B, 4.000%, 9/15/21	No Opt. Call	AA+	2,015,840
8,795	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Refunding Series 2016A, 5.000%, 1/15/41	1/26 at 100.00	A	10,271,593
5,220	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Variable Rate Series 2020B, 5.000%, 1/15/50 (Mandatory Put 1/15/25)	1/25 at 100.00	A	6,024,089
	Ohio State, Major New State Infrastructure Project Revenue Bonds, Series 2021-1A:
1,350	5.000%, 12/15/26	No Opt. Call	AA	1,668,816
1,150	5.000%, 12/15/27	No Opt. Call	AA	1,459,062
1,250	5.000%, 12/15/28	No Opt. Call	AA	1,622,200
3,855	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (5)	No Opt. Call	N/R	4,819
8,500	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (5)	No Opt. Call	N/R	10,625
8,645	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (5)	No Opt. Call	N/R	10,806
1,945	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33 (5)	No Opt. Call	N/R	2,431
2,355	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (5)	No Opt. Call	N/R	2,944
1,935	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	2,118,051
355,010	Total Ohio			341,171,648
	Oklahoma – 1.6%
700	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Refunding Series 2020, 4.000%, 12/01/28	No Opt. Call	A	846,853
	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020:
1,775	2.000%, 9/01/28	No Opt. Call	A	1,863,182
1,850	2.000%, 9/01/29	No Opt. Call	A	1,937,320
1,800	2.750%, 9/01/30	No Opt. Call	A	1,994,364
1,790	2.750%, 9/01/31	9/30 at 100.00	A	1,974,531

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2012:
$2,290	4.500%, 9/01/21	No Opt. Call	AA-	2,306,144
1,415	4.000%, 9/01/23	9/21 at 100.00	AA-	1,423,943
60	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2017, 4.000%, 9/01/24	No Opt. Call	AA-	66,769
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016:
7,580	5.000%, 6/01/22	No Opt. Call	A+	7,899,194
3,085	5.000%, 6/01/23	No Opt. Call	A+	3,349,354
	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A:
1,470	5.000%, 12/01/28	12/27 at 100.00	A	1,836,368
1,410	5.000%, 12/01/31	12/27 at 100.00	A	1,742,887
	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A:
3,165	5.000%, 9/01/30	9/26 at 100.00	A	3,801,418
5,290	5.000%, 9/01/31	9/26 at 100.00	A	6,352,444
3,150	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018, 3.625%, 9/01/36	9/28 at 100.00	A-	3,476,340
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Amber-Pocasset Public Schools Project, Series 2019:
1,365	4.000%, 9/01/32	9/29 at 100.00	A	1,633,632
1,485	4.000%, 9/01/34	9/29 at 100.00	A	1,767,789
1,000	4.000%, 9/01/36	9/29 at 100.00	A	1,186,200
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019:
1,870	4.000%, 9/01/32	9/29 at 100.00	A+	2,245,982
1,480	4.000%, 9/01/33	9/29 at 100.00	A+	1,772,463
1,390	4.000%, 9/01/34	9/29 at 100.00	A+	1,660,591
	Lincoln County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Stroud Public Schools Project, Series 2016:
2,115	5.000%, 9/01/22	No Opt. Call	A	2,222,844
1,000	5.000%, 9/01/23	No Opt. Call	A	1,092,280
1,870	5.000%, 9/01/24	No Opt. Call	A	2,115,026
2,490	5.000%, 9/01/26	No Opt. Call	A	2,987,427
	Love County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Marietta Public Schools Project, Series 2021:
890	4.000%, 12/01/33	12/31 at 100.00	A-	1,082,106
920	4.000%, 12/01/34	12/31 at 100.00	A-	1,115,666
960	4.000%, 12/01/35	12/31 at 100.00	A-	1,160,582

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Purcell Public Schools Project, Series 2018:
$1,280	5.000%, 9/01/30	9/28 at 100.00	A	1,615,411
1,565	5.000%, 9/01/34	9/28 at 100.00	A	1,949,959
6,140	Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021, 2.000%, 3/01/25	No Opt. Call	AAA	6,483,963
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
6,215	5.000%, 8/15/33	8/28 at 100.00	Baa3	7,610,205
16,580	5.000%, 8/15/38	8/28 at 100.00	Baa3	20,114,359
3,205	Oklahoma Development Finance Authority, Limited Obligation Revenue Bonds, Gilcrease Expressway West Project, Series 2020, 1.625%, 7/06/23 (AMT)	6/22 at 100.00	Baa2	3,230,480
1,630	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2019A, 3.000%, 9/01/39	3/28 at 100.00	Aaa	1,716,863
1,515	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2020A, 3.000%, 9/01/40	3/29 at 100.00	Aaa	1,593,538
	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014:
750	5.000%, 9/01/22	No Opt. Call	A-	788,782
500	3.000%, 9/01/23	No Opt. Call	A-	524,810
630	5.000%, 9/01/24	No Opt. Call	A-	711,705
1,505	5.000%, 9/01/25	No Opt. Call	A-	1,750,932
3,210	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A, 5.625%, 6/01/38 (AMT)	6/23 at 100.00	AA	3,503,843
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, Series 2020:
1,540	2.000%, 9/01/27	No Opt. Call	A-	1,589,326
1,605	2.000%, 9/01/28	No Opt. Call	A-	1,650,245
1,670	2.000%, 9/01/29	No Opt. Call	A-	1,707,191
3,150	2.000%, 9/01/30	No Opt. Call	A-	3,198,919
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
3,655	5.000%, 9/01/25	9/23 at 100.00	AA-	4,020,573
10,755	5.000%, 9/01/26	9/23 at 100.00	AA-	11,828,241
1,650	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A, 5.000%, 9/01/29	No Opt. Call	AA-	2,130,777
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
6,195	5.000%, 9/01/25	No Opt. Call	AA-	7,341,013
9,605	5.000%, 9/01/26	9/25 at 100.00	AA-	11,332,171
2,580	Washington County Rural Water District 3, Oklahoma, Revenue Bonds, Refunding & Capital improvement Series 2020, 3.000%, 9/15/35	3/28 at 100.00	A+	2,798,165

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019:
$2,000	5.000%, 3/01/29	No Opt. Call	A-	2,516,500
1,695	5.000%, 3/01/31	3/29 at 100.00	A-	2,149,040
2,500	5.000%, 3/01/33	3/29 at 100.00	A-	3,152,450
148,990	Total Oklahoma			169,923,160
	Oregon – 0.7%
5,000	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 5.000%, 6/15/35	6/27 at 100.00	AA+	6,147,650
1,760	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A, 5.000%, 6/15/38	6/28 at 100.00	AA+	2,201,302
1,190	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A, 5.000%, 6/15/40	6/27 at 100.00	Aa1	1,443,006
1,475	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc, Series 2020B-1, 3.250%, 11/15/25	11/21 at 100.00	N/R	1,483,511
	Clackamas County School District 62, Oregon City, Oregon, General Obligation Bonds, Refunding Series 2018A:
1,665	0.000%, 6/15/34	6/28 at 79.31	AA+	1,179,086
1,510	0.000%, 6/15/35	6/28 at 75.58	AA+	1,016,185
1,000	0.000%, 6/15/37	6/28 at 69.16	AA+	614,050
2,050	0.000%, 6/15/39	6/28 at 63.17	AA+	1,145,806
1,770	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Adventist Health System/West, Refunding Variable Rate Series 2019, 5.000%, 3/01/40 (Mandatory Put 3/01/25)	9/24 at 100.00	A+	2,001,923
2,750	Multnomah-Clackamas Counties School District 10JT Greham-Barlow, Oregon, General Obligation Bonds, Deferred interest Series 2019A, 0.000%, 6/15/38	6/29 at 72.47	Aa1	1,728,677
2,930	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2017D, 3.450%, 1/01/38	1/27 at 100.00	Aa2	3,138,030
4,125	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2018C, 3.900%, 7/01/38	7/27 at 100.00	Aa2	4,462,301
7,670	Oregon Housing and Community Services Department, Mortgage Revenue Bonds, Single-Family Mortgage Program, Series 2019A, 2.650%, 7/01/39	7/28 at 100.00	Aa2	8,067,153
15,995	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	16,661,192
11,305	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38 (Pre-refunded 11/15/23)	11/23 at 100.00	AAA (6)	12,592,753
5,855	Oregon State, General Obligation Bonds, Article XI-Q State Projects Series 2021A, 5.000%, 5/01/27	No Opt. Call	AA+	7,315,237

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Healthl Project, Refunding Series 2016A:
$3,425	5.000%, 5/15/32	5/26 at 100.00	AA-	4,064,619
1,925	5.000%, 5/15/33	5/26 at 100.00	AA-	2,280,432
73,400	Total Oregon			77,542,913
	Pennsylvania – 5.7%
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A:
1,000	5.000%, 4/01/36	4/28 at 100.00	A	1,232,320
10,010	4.000%, 4/01/37	4/28 at 100.00	A	11,480,369
6,050	4.000%, 4/01/38	4/28 at 100.00	A	6,938,926
13,810	4.000%, 4/01/44	4/28 at 100.00	A	15,697,136
	Allegheny County, Pennsylvania, General Obligation Bonds, Series C69-C70 of 2012:
1,005	5.000%, 12/01/25 (Pre-refunded 12/01/22)	12/22 at 100.00	AA- (6)	1,074,104
4,105	5.000%, 12/01/37 (Pre-refunded 12/01/22)	12/22 at 100.00	AA- (6)	4,387,260
1,525	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/28, 144A	No Opt. Call	Ba3	1,860,958
1,200	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (5)	No Opt. Call	N/R	1,500
7,770	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (5)	No Opt. Call	N/R	9,713
2,880	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (5)	No Opt. Call	N/R	3,600
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
1,670	4.000%, 11/01/33	11/27 at 100.00	BB-	1,701,446
2,405	4.000%, 11/01/38	11/27 at 100.00	BB-	2,430,854
8,660	4.000%, 11/01/39	11/27 at 100.00	BB-	8,738,027
580	3.750%, 11/01/42	11/27 at 100.00	BB-	554,834
3,895	4.000%, 11/01/47	11/27 at 100.00	BB-	3,864,385
12,430	5.000%, 11/01/47	11/27 at 100.00	BB-	13,378,533
12,800	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-2, 5.000%, 2/01/40 (Mandatory Put 2/01/27)	8/26 at 101.63	BB-	13,745,664
11,910	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-3, 5.000%, 2/01/40 (Mandatory Put 2/01/30)	8/29 at 101.50	BB-	12,930,330
1,000	Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018, 5.000%, 7/15/27	No Opt. Call	A+	1,220,630
3,590	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	3,871,348

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Commonwealth Financing Authority, Pennslyvania, Revenue Bonds, Refunding Forward Delivery Series 2020A:
$2,000	5.000%, 6/01/28	No Opt. Call	A1	2,544,920
1,750	5.000%, 6/01/29	No Opt. Call	A1	2,269,138
45,890	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 4.000%, 6/01/39 – AGM Insured	6/28 at 100.00	AA	52,690,439
6,715	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43 (Mandatory Put 2/15/27)	8/26 at 100.00	AA-	8,155,569
11,710	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020C, 5.000%, 4/01/43 (Mandatory Put 4/01/30)	10/29 at 100.00	AA-	15,156,370
	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A:
410	5.000%, 6/01/22	No Opt. Call	Ba3	423,313
790	5.000%, 6/01/24	6/23 at 100.00	Ba3	841,042
525	5.000%, 6/01/25	6/23 at 100.00	Ba3	557,729
370	5.125%, 6/01/26	6/23 at 100.00	Ba3	393,107
460	5.375%, 6/01/28	6/23 at 100.00	Ba3	488,796
12,575	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory Put 9/01/22)	No Opt. Call	A1	12,787,140
10,520	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory Put 8/15/22)	No Opt. Call	A1	10,690,950
11,890	Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	12,930,018
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, AICUP Financing Program, Gwynedd Mercy University, Variable Rate Series 2017V-1B:
960	4.000%, 5/01/36 (Mandatory Put 5/01/22)	No Opt. Call	BBB	971,818
1,055	4.000%, 5/01/36 (Mandatory Put 5/01/23)	No Opt. Call	BBB	1,108,510
8,285	North Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2019, 4.000%, 5/01/44	5/29 at 100.00	AA	9,858,984
4,055	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (5)	No Opt. Call	N/R	5,069
3,455	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (5)	No Opt. Call	N/R	4,319

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
$1,975	5.500%, 1/01/25	1/24 at 100.00	AA	2,223,613
2,265	5.500%, 1/01/26	1/24 at 100.00	AA	2,546,154
2,265	5.500%, 1/01/27	1/24 at 100.00	AA	2,541,647
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Insured Series 2013C:
515	5.500%, 1/01/25 – AGM Insured	1/24 at 100.00	AA	579,828
1,110	5.500%, 1/01/26 – AGM Insured	1/24 at 100.00	AA	1,247,784
2,505	5.500%, 1/01/28 – AGM Insured	1/24 at 100.00	AA	2,807,178
2,050	5.500%, 1/01/29 – AGM Insured	1/24 at 100.00	AA	2,298,009
1,255	5.500%, 1/01/31 – AGM Insured	1/24 at 100.00	AA	1,407,370
2,395	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2004, 2.150%, 11/01/21	No Opt. Call	A-	2,409,849
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012:
1,320	5.000%, 5/01/27	11/22 at 100.00	BB+	1,375,427
10,850	5.000%, 5/01/42	11/22 at 100.00	BB+	11,192,317
1,205	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2021A, 3.000%, 7/15/39 (WI/DD, Settling 7/14/21)	7/31 at 100.00	A-	1,301,545
19,870	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120, 3.100%, 10/01/36	10/25 at 100.00	AA+	20,828,529
8,950	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-121, 3.100%, 10/01/36	10/25 at 100.00	AA+	9,363,042
11,980	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A, 3.700%, 10/01/37 (AMT)	4/27 at 100.00	AA+	12,860,051
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128B:
6,605	3.500%, 10/01/34	10/27 at 100.00	AA+	7,198,922
3,000	3.850%, 4/01/38	10/27 at 100.00	AA+	3,300,900
4,880	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-131A, 3.000%, 10/01/39	4/29 at 100.00	AA+	5,243,950
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-133:
2,140	2.125%, 10/01/35	10/29 at 100.00	AA+	2,205,377
8,840	2.350%, 10/01/40	10/29 at 100.00	AA+	9,088,139
	Pennsylvania State, General Obligation Bonds, First Series 2021:
10,000	5.000%, 5/15/25	No Opt. Call	Aa3	11,747,200
10,000	5.000%, 5/15/26	No Opt. Call	Aa3	12,127,100
21,160	5.000%, 5/15/27	No Opt. Call	Aa3	26,410,219

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special Revenue Bonds, Series 2014A:
$2,095	0.000%, 12/01/34 (7)	12/26 at 100.00	AA-	2,368,230
5,000	0.000%, 12/01/37 (7)	12/26 at 100.00	AA-	5,688,800
15,950	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A	21,161,981
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2019 Forward Delivery:
4,615	5.000%, 12/01/24	No Opt. Call	A1	5,346,524
5,130	5.000%, 12/01/25	No Opt. Call	A1	6,148,202
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
5,905	5.000%, 6/01/25	No Opt. Call	A3	6,894,560
2,830	5.000%, 6/01/29	6/26 at 100.00	A3	3,392,661
22,145	5.000%, 6/01/35	6/26 at 100.00	A3	26,410,570
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2017:
2,515	5.000%, 12/01/29	12/27 at 100.00	A3	3,148,529
3,190	5.000%, 12/01/31	12/27 at 100.00	A3	3,963,192
5,110	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Series 2016A, 5.000%, 12/01/36	12/26 at 100.00	A3	6,189,998
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Third Series 2017:
3,495	5.000%, 12/01/31	12/27 at 100.00	A3	4,342,118
2,250	5.000%, 12/01/32	12/27 at 100.00	A3	2,789,325
2,000	4.000%, 12/01/36	12/27 at 100.00	A3	2,300,460
12,035	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/24	No Opt. Call	A+	13,942,668
1,060	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/28	6/26 at 100.00	A1	1,283,151
3,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2017A-1, 5.000%, 12/01/36	12/27 at 100.00	A1	3,730,680
7,445	Philadelphia Authority For Industrial Development, Pennsylvania, City Agreement Revenue Bonds, Cultural and Commercial Corridors Program, Refunding Series 2016A, 5.000%, 12/01/29	12/25 at 100.00	A	8,847,191
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, La Salle University, Series 2017:
1,835	5.000%, 5/01/31	11/27 at 100.00	BB+	2,073,311
2,050	5.000%, 5/01/33	11/27 at 100.00	BB+	2,306,086
1,165	5.000%, 5/01/34	11/27 at 100.00	BB+	1,307,666

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2020 Forward Delivery:
$5,000	5.000%, 9/01/21	No Opt. Call	A+	5,038,850
3,000	5.000%, 9/01/22	No Opt. Call	A+	3,165,270
1,250	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B, 5.000%, 7/01/21 (AMT)	No Opt. Call	A2	1,250,000
2,650	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017A, 3.125%, 7/01/21	6/21 at 100.00	N/R	2,650,000
6,995	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System, Series 2007, 0.870%, 12/01/24 (3-Month LIBOR *67% reference rate + 0.780% spread) (4)	8/21 at 100.00	A+	7,006,472
4,265	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/26	5/24 at 100.00	BB+	4,599,802
1,990	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	2,055,610
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc, Series 2013:
1,105	5.000%, 12/01/21	No Opt. Call	A	1,126,647
1,625	5.000%, 12/01/22	No Opt. Call	A	1,733,241
1,705	5.000%, 12/01/23	6/23 at 100.00	A	1,849,737
1,795	5.000%, 12/01/24	6/23 at 100.00	A	1,945,224
20,000	University of Pittsburgh of the Commonwealth System of Higher Education, Pennsylvania, Pitt Asset Notes, Series 2021, 4.000%, 4/15/26	2/26 at 100.00	AA+	23,127,200
3,120	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36	11/27 at 100.00	BBB+	3,293,534
2,000	Wilson School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2021B, 4.000%, 5/15/29	No Opt. Call	AA	2,457,380
	Wilson School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2021C:
2,275	4.000%, 5/15/29	No Opt. Call	AA	2,791,402
2,395	4.000%, 5/15/30	5/29 at 100.00	AA	2,920,798
2,100	4.000%, 5/15/31	5/29 at 100.00	AA	2,549,736
542,935	Total Pennsylvania			592,500,124
	Puerto Rico – 2.2%
7,590	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	8,362,966

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
$12,320	5.250%, 7/01/24	7/22 at 100.00	CCC	13,038,995
6,095	4.250%, 7/01/25	7/22 at 100.00	CCC	6,378,296
13,325	5.000%, 7/01/33	7/22 at 100.00	CCC	14,063,072
6,170	5.125%, 7/01/37	7/22 at 100.00	CCC	6,520,888
6,340	5.250%, 7/01/42	7/22 at 100.00	CCC	6,710,002
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
1,186	0.000%, 7/01/24	No Opt. Call	N/R	1,140,600
15,217	0.000%, 7/01/27	No Opt. Call	N/R	13,949,728
33,697	0.000%, 7/01/29	7/28 at 98.64	N/R	29,431,634
30,536	0.000%, 7/01/31	7/28 at 91.88	N/R	24,655,072
51,459	0.000%, 7/01/33	7/28 at 86.06	N/R	38,705,916
4,526	4.500%, 7/01/34	7/25 at 100.00	N/R	5,024,494
12	0.000%, 7/01/51	7/28 at 30.01	N/R	2,873
765	4.750%, 7/01/53	7/28 at 100.00	N/R	870,975
23	5.000%, 7/01/58	7/28 at 100.00	N/R	26,567
4,743	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2018B-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	5,265,394
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
23,497	4.329%, 7/01/40	7/28 at 100.00	N/R	26,364,668
23,659	4.329%, 7/01/40	7/28 at 100.00	N/R	26,576,155
3,703	4.784%, 7/01/58	7/28 at 100.00	N/R	4,226,493
244,863	Total Puerto Rico			231,314,788
	Rhode Island – 0.7%
	Rhode Island Health and Educational Building Corporation, Public Schools Financing Program Revenue Bonds, City of Providence, Series 2021D:
1,250	5.000%, 5/15/27 – BAM Insured	No Opt. Call	AA	1,559,338
1,000	5.000%, 5/15/29 – BAM Insured	No Opt. Call	AA	1,302,500
4,350	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.500%, 9/01/28 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (6)	4,849,554
4,125	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 70, 3.000%, 10/01/39	10/28 at 100.00	AA+	4,396,920
3,900	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 71, 3.000%, 10/01/39	4/29 at 100.00	AA+	4,179,279
10,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bonds, Series 73-A, 2.300%, 10/01/40	10/29 at 100.00	AA+	10,136,000
4,550	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2020-72A, 2.550%, 10/01/40	10/29 at 100.00	AA+	4,736,095

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island (continued)
$136,145	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	7/21 at 16.11	CCC-	22,365,901
	Rhode Island, General Obligation Bonds, Consolidated Capital Development Loan, Series 2021A:
3,855	5.000%, 5/01/25	No Opt. Call	AA	4,535,485
4,050	5.000%, 5/01/26	No Opt. Call	AA	4,925,124
4,250	5.000%, 5/01/27	No Opt. Call	AA	5,321,042
4,465	5.000%, 5/01/28	No Opt. Call	AA	5,731,988
181,940	Total Rhode Island			74,039,226
	South Carolina – 0.8%
5,770	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Series 2014B, 5.000%, 5/01/34	5/24 at 100.00	A	6,460,438
	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016:
1,055	5.000%, 11/01/34	5/26 at 100.00	A1	1,238,000
1,170	5.000%, 11/01/35	5/26 at 100.00	A1	1,369,707
6,650	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	7,219,706
2,955	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2019B, 2.900%, 7/01/39	1/29 at 100.00	Aaa	3,144,091
6,000	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2020B, 2.150%, 7/01/40	1/30 at 100.00	Aaa	6,079,800
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC - Francis Marion University Project, Series 2014A:
1,910	5.000%, 8/01/27	8/24 at 100.00	Baa3	2,118,438
3,925	5.000%, 8/01/32	8/24 at 100.00	Baa3	4,299,877
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Health System Obligated Group, Series 2012:
7,570	5.000%, 11/01/27 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R (6)	8,054,631
1,275	5.000%, 11/01/29 (Pre-refunded 11/01/22)	11/22 at 100.00	N/R (6)	1,356,626
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A:
3,135	5.000%, 12/01/31	6/25 at 100.00	A	3,633,653
8,300	5.000%, 12/01/50	6/25 at 100.00	A	9,568,406
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2020A:
2,850	5.000%, 12/01/31	12/30 at 100.00	A	3,773,030
2,675	5.000%, 12/01/32	12/30 at 100.00	A	3,525,222
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
7,200	5.000%, 12/01/29	6/26 at 100.00	A	8,633,736
4,125	5.000%, 12/01/31	6/26 at 100.00	A	4,934,284

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina State, General Obligation Bonds, Refunding State Transportation Infrastructure Series 2021A:
$3,185	3.000%, 4/01/26	No Opt. Call	Aaa	3,559,492
3,325	3.000%, 4/01/27	No Opt. Call	Aaa	3,773,908
1,960	3.000%, 4/01/28	No Opt. Call	Aaa	2,251,922
1,580	Spartanburg Regional Health Services District, Inc, South Carolina, Hosptial Revenue Bonds, Refunding Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A	1,634,305
76,615	Total South Carolina			86,629,272
	South Dakota – 0.3%
	Mitchell School District 17-2, South Dakota, General Obligation Bonds, Limited Tax Refunding Certificates, Series 2021:
200	2.000%, 8/01/26	No Opt. Call	AA+	212,140
400	2.000%, 8/01/27	No Opt. Call	AA+	427,328
400	2.000%, 8/01/29	8/27 at 100.00	AA+	420,692
	South Dakota Building Authority, Revenue Bonds, Series 2013B:
715	5.000%, 6/01/22	No Opt. Call	AA+	745,917
1,080	5.000%, 6/01/24 (Pre-refunded 6/01/23)	6/23 at 100.00	AA+ (6)	1,179,403
1,500	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc, Series 2020A, 5.000%, 9/01/27	No Opt. Call	AA-	1,870,515
2,410	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/31	9/27 at 100.00	AA-	2,908,026
6,500	South Dakota Health and Educational Facilities Authority, Reveune Bonds, Avera Health, Series 2019A, 5.000%, 7/01/33 (Mandatory Put 7/01/24)	4/24 at 100.00	AA-	7,232,160
	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2018B:
3,200	3.850%, 11/01/33	11/27 at 100.00	AAA	3,547,648
1,760	4.050%, 11/01/38	11/27 at 100.00	AAA	1,956,170
2,165	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2019A, 3.800%, 11/01/39	5/28 at 100.00	AAA	2,385,332
3,925	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021A, 2.100%, 11/01/41	5/30 at 100.00	AAA	3,952,907
24,255	Total South Dakota			26,838,238
	Tennessee – 1.5%
2,265	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A, 5.000%, 10/01/28	10/24 at 100.00	BBB	2,560,583
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017:
2,810	3.375%, 4/01/26	No Opt. Call	BBB	3,135,089
3,250	5.000%, 4/01/29	4/27 at 100.00	BBB	3,884,010
2,500	5.000%, 4/01/30	4/27 at 100.00	BBB	2,966,575
2,725	5.000%, 4/01/31	4/27 at 100.00	BBB	3,217,135

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2012A:
$1,400	4.000%, 1/01/22	No Opt. Call	A+	1,426,068
1,390	4.000%, 1/01/23	No Opt. Call	A+	1,467,437
3,180	5.000%, 1/01/23	No Opt. Call	A+	3,404,635
2,110	5.000%, 1/01/24	1/23 at 100.00	A+	2,254,113
	Memphis and Shelby County Port Commission, Tennessee, Port Development Revenue Bonds, Series 2011:
1,480	5.250%, 4/01/23	7/21 at 100.00	AA	1,485,920
1,560	5.250%, 4/01/24	7/21 at 100.00	AA	1,566,349
1,240	5.250%, 4/01/25	7/21 at 100.00	AA	1,245,047
8,255	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A3	9,928,866
1,250	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2021A, 5.000%, 5/15/28	No Opt. Call	AA+	1,602,350
	Murfreesboro, Tennessee, General Obligation Bonds, Series 2021:
4,440	5.000%, 6/01/27	No Opt. Call	Aa1	5,563,009
4,340	5.000%, 6/01/28	No Opt. Call	Aa1	5,579,461
4,435	3.000%, 6/01/30	6/29 at 100.00	Aa1	5,098,520
11,395	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A, 4.000%, 12/01/51 (Mandatory Put 9/01/28)	6/28 at 100.68	A1	13,679,697
725	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C, 3.950%, 7/01/35	1/25 at 100.00	AA+	763,548
4,505	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-3, 3.750%, 7/01/38	7/27 at 100.00	AA+	4,914,730
9,355	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2018-4, 3.900%, 7/01/38	1/28 at 100.00	AA+	10,398,831
8,935	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-1, 3.750%, 7/01/39	7/28 at 100.00	AA+	9,492,097
9,505	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-2, 3.000%, 7/01/39	7/28 at 100.00	AA+	10,156,473
3,450	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-3, 2.600%, 7/01/39	1/29 at 100.00	AA+	3,591,622
5,330	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-4, 2.900%, 7/01/39	1/29 at 100.00	AA+	5,678,689
4,270	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-1, 2.250%, 7/01/41	7/30 at 100.00	AA+	4,353,393
5,000	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A2	5,661,650
4,455	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Commodity Project, Series 2021A, 5.000%, 5/01/52 (Mandatory Put 11/01/31)	8/31 at 100.85	A2	5,908,221

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$27,255	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A2	28,939,632
142,810	Total Tennessee			159,923,750
	Texas – 5.1%
	Aransas County, Texas, Limited Tax Notes, Series 2021:
1,890	3.000%, 2/15/25	8/22 at 100.00	AA	1,940,917
3,855	3.000%, 2/15/26	8/22 at 100.00	AA	3,952,917
4,075	3.000%, 2/15/27	8/22 at 100.00	AA	4,172,270
	Arlington Independent School District, Tarrant County, Texas, General Obligation Bonds, School Building Series 2021:
1,255	5.000%, 2/15/25	No Opt. Call	AAA	1,464,610
1,250	5.000%, 2/15/26	No Opt. Call	AAA	1,506,725
1,200	5.000%, 2/15/27	No Opt. Call	AAA	1,488,924
1,200	5.000%, 2/15/28	No Opt. Call	AAA	1,527,072
1,500	5.000%, 2/15/29	No Opt. Call	AAA	1,951,185
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
2,610	5.000%, 1/01/28	1/27 at 100.00	BB+	3,022,484
2,840	5.000%, 1/01/30	1/27 at 100.00	BB+	3,244,530
1,600	5.000%, 1/01/32	1/27 at 100.00	BB+	1,812,912
5,000	Austin, Texas, Airport System Revenue Bonds, Refunding Series 2019, 5.000%, 11/15/21 (AMT)	No Opt. Call	A1	5,085,950
4,000	Austin, Texas, Electric Utility System Revenue Bonds, Refunding & Improvement Series 2020A, 5.000%, 11/15/26	No Opt. Call	AA	4,925,520
3,075	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25	7/24 at 100.00	BBB+	3,482,499
6,910	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27	1/26 at 100.00	BBB+	8,166,860
3,470	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/33 (Pre-refunded 1/01/23)	1/23 at 100.00	A- (6)	3,721,575
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
1,945	5.000%, 1/01/32	7/25 at 100.00	A-	2,234,124
1,390	5.000%, 1/01/33	7/25 at 100.00	A-	1,594,358
1,165	5.000%, 1/01/34	7/25 at 100.00	A-	1,334,356
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
2,000	5.000%, 1/01/33	1/26 at 100.00	A-	2,328,880
1,670	5.000%, 1/01/35	1/26 at 100.00	A-	1,935,279

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	City of Houston, Texas, Convention & Entertainment Facilities Department Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2019:
$1,120	5.000%, 9/01/32	9/28 at 100.00	A	1,366,882
1,000	5.000%, 9/01/34	9/28 at 100.00	A	1,214,040
1,000	5.000%, 9/01/35	9/28 at 100.00	A	1,212,430
1,000	5.000%, 9/01/36	9/28 at 100.00	A	1,209,540
450	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2012, 3.750%, 8/15/22	No Opt. Call	A-	456,939
20,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2016, 1.600%, 11/01/21, 144A (AMT)	No Opt. Call	A	20,091,200
3,740	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012B, 4.750%, 11/01/42	11/22 at 100.00	Baa2	3,918,959
11,750	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	12,605,987
10,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C, 4.000%, 10/01/45	4/30 at 100.00	A+	11,820,500
8,125	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53 (Pre-refunded 10/01/23)	10/23 at 100.00	AA (6)	9,002,825
	Hale Center Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University Project, Improvement and Refunding Series 2010:
550	4.000%, 3/01/22	7/21 at 100.00	BBB+	551,595
800	4.000%, 3/01/23	7/21 at 100.00	BBB+	802,272
440	4.250%, 3/01/25	8/21 at 100.00	BBB+	441,478
	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Refunding Series 2020A:
5,215	4.125%, 7/01/26	No Opt. Call	A+	6,096,387
4,025	3.950%, 7/01/27	No Opt. Call	A+	4,762,098
3,060	3.750%, 7/01/28	No Opt. Call	A+	3,638,065
6,890	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-2, 5.000%, 7/01/49 (Mandatory Put 12/01/24)	9/24 at 100.84	A+	7,933,766
5,420	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-3, 5.000%, 7/01/49 (Mandatory Put 12/01/26)	9/26 at 100.78	A+	6,628,714
1,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2020 Forward Delivery, 5.000%, 6/01/22	No Opt. Call	A+	1,044,470
	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Refunding Series 2013A:
1,900	5.000%, 12/01/23	12/22 at 100.00	A+	2,023,766
18,025	4.000%, 12/01/31 (Pre-refunded 12/01/22)	12/22 at 100.00	A+ (6)	18,983,569

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$6,140	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/29 (Pre-refunded 12/01/24)	12/24 at 100.00	A+ (6)	7,112,576
2,000	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019A, 4.000%, 10/01/35	10/29 at 100.00	AA	2,388,900
5,045	Harris County Flood Control District, Texas, General Obligation Bonds, Refunding Contract Tax Series 2014A, 5.000%, 10/01/25	10/24 at 100.00	Aaa	5,818,197
6,965	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Series 2011A, 5.000%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	AAA (6)	7,077,972
425	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C, 5.000%, 11/15/23	No Opt. Call	Baa1	464,325
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A:
4,795	5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	5,473,109
4,600	5.000%, 11/15/25 – AGM Insured	11/24 at 100.00	AA	5,231,350
3,745	5.000%, 11/15/26 – AGM Insured	11/24 at 100.00	AA	4,246,381
12,050	5.000%, 11/15/27 – AGM Insured	11/24 at 100.00	AA	13,669,038
5,240	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Limited Tax Schoolhouse Series 2013A, 4.000%, 2/15/31	2/23 at 100.00	AAA	5,538,523
11,815	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Schoolhouse Series 2016A, 4.000%, 2/15/34	2/26 at 100.00	AAA	13,407,071
	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B:
18,675	5.000%, 7/01/31 (Pre-refunded 7/01/22)	7/22 at 100.00	A (6)	19,571,400
5,025	5.000%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	A (6)	5,266,200
2,440	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (AMT)	7/24 at 100.00	Ba3	2,688,416
	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2018D:
3,000	5.000%, 11/15/32	11/28 at 100.00	Aa2	3,834,540
2,570	5.000%, 11/15/33	11/28 at 100.00	Aa2	3,282,867
1,900	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2021A, 5.000%, 11/15/27	No Opt. Call	AA	2,402,778
6,000	Houston, Texas, General Obligation Bonds, Refunding Public Improvement Series 2017A, 5.000%, 3/01/22	No Opt. Call	AA	6,193,860
1,325	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/31	9/24 at 100.00	A	1,467,769
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
8,005	0.000%, 9/01/22 – AMBAC Insured	No Opt. Call	A	7,939,599
3,815	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A	3,746,788
2,065	Laredo Community College District, Webb County, Texas, General Obligation Bonds, Series 2014, 5.000%, 8/01/32 (Pre-refunded 8/01/24)	8/24 at 100.00	AA- (6)	2,363,744

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
$1,000	5.000%, 11/01/26 (AMT)	11/25 at 100.00	A1	1,180,110
2,025	5.000%, 11/01/27 (AMT)	11/25 at 100.00	A1	2,392,578
1,570	5.000%, 11/01/28 (AMT)	11/25 at 100.00	A1	1,848,361
2,000	5.000%, 11/01/29 (AMT)	11/25 at 100.00	A1	2,348,080
2,000	5.000%, 11/01/30 (AMT)	11/25 at 100.00	A1	2,339,720
1,915	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	8/21 at 100.00	Baa1	1,958,202
1,855	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2018, 5.000%, 5/15/22	No Opt. Call	A+	1,932,483
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2021:
4,500	5.000%, 5/15/25	No Opt. Call	A+	5,269,230
3,800	5.000%, 5/15/26	No Opt. Call	A+	4,583,902
2,000	5.000%, 5/15/27	No Opt. Call	A+	2,478,040
2,100	5.000%, 5/15/28	No Opt. Call	A+	2,663,010
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,045	5.000%, 12/01/25	No Opt. Call	B1	3,344,750
2,720	5.250%, 12/01/28	12/25 at 100.00	B1	2,974,592
2,700	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	2,856,924
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012:
4,500	5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (6)	4,742,415
4,720	5.000%, 8/15/25 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (6)	4,974,266
3,945	5.000%, 8/15/26 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (6)	4,157,517
7,065	5.000%, 8/15/27 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (6)	7,445,591
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
3,855	0.000%, 9/01/43 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (6)	5,371,480
9,130	0.000%, 9/01/45 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (6)	13,763,658
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D:
8,675	5.250%, 9/01/25 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (6)	8,747,523
5,075	5.250%, 9/01/26 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (6)	5,117,427
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A:
5,000	3.000%, 1/01/35	1/29 at 100.00	A+	5,504,650
5,310	4.000%, 1/01/36	1/29 at 100.00	A+	6,313,590
10,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2020A, 4.000%, 1/01/37	1/29 at 100.00	A+	11,862,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$2,815	Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2021A, 2.000%, 8/15/43	8/30 at 100.00	AAA	2,688,100
	Round Rock, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2021C:
1,180	2.000%, 8/15/43	8/30 at 100.00	AAA	1,126,806
1,520	2.000%, 8/15/46	8/30 at 100.00	AAA	1,425,593
4,830	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30 (Pre-refunded 11/15/21)	11/21 at 100.00	AA- (6)	4,917,568
1,315	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.125%, 9/01/33 (Pre-refunded 9/01/23)	9/23 at 100.00	A (6)	1,452,339
2,880	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.125%, 9/01/38	9/27 at 100.00	Aaa	3,205,498
	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Refunding Senior Lien Series 2019A:
12,000	4.000%, 12/31/37	12/29 at 100.00	Baa2	14,126,040
10,845	4.000%, 12/31/39	12/29 at 100.00	Baa2	12,710,123
	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016:
4,820	5.000%, 12/31/40 (AMT)	12/25 at 100.00	Baa3	5,485,883
8,000	5.000%, 12/31/45 (AMT)	12/25 at 100.00	Baa3	9,050,640
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
4,500	4.000%, 12/31/31	12/30 at 100.00	Baa2	5,478,345
3,500	4.000%, 6/30/32	12/30 at 100.00	Baa2	4,247,845
5,335	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2020A, 5.000%, 8/15/39	8/30 at 100.00	A	6,901,143
16,250	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding Second Tier Series 2015C, 5.000%, 8/15/31	8/24 at 100.00	A-	18,263,700
	Texas Transportation Commission, State Highway 249 System Revenue Bonds, First Tier Toll Series 2019A:
1,125	0.000%, 8/01/35	2/29 at 76.82	Baa3	719,066
1,590	0.000%, 8/01/36	2/29 at 73.16	Baa3	964,192
2,070	0.000%, 8/01/37	2/29 at 69.41	Baa3	1,186,855
1,100	0.000%, 8/01/39	2/29 at 62.63	Baa3	565,631
3,135	Val Verde County, Texas, Pass-Through Toll Revenue and Limited Tax Bonds, Series 2011, 4.000%, 8/15/21	No Opt. Call	A	3,148,637
8,830	Williamson County, Texas, General Obligation Bonds, Limited Tax Refunding Series 2012, 5.000%, 2/15/26 (Pre-refunded 2/15/22)	2/22 at 100.00	AAA (6)	9,097,814
475,195	Total Texas			528,816,949

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah – 0.4%
$6,010	Central Utah Water Conservancy District, Utah, General Obligation Bonds, Refunding Limited Tax Series 2021A, 5.000%, 4/01/28	No Opt. Call	AA+	7,694,964
	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A:
3,340	5.000%, 9/01/23 (Pre-refunded 9/01/22)	9/22 at 100.00	A- (6)	3,529,077
2,000	5.000%, 9/01/25 (Pre-refunded 9/01/22)	9/22 at 100.00	A- (6)	2,113,220
2,265	5.000%, 9/01/26 (Pre-refunded 9/01/22)	9/22 at 100.00	A- (6)	2,393,222
2,640	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020B-2, 5.000%, 5/15/60 (Mandatory Put 8/01/26)	2/26 at 102.03	AA+	3,207,706
20,065	Utah State, General Obligation Bonds, Series 2020B, 5.000%, 7/01/27	No Opt. Call	AAA	25,224,313
36,320	Total Utah			44,162,502
	Virginia – 2.1%
5,390	Chesapeake Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2008A, 1.900%, 2/01/32 (Mandatory Put 6/01/23)	No Opt. Call	A2	5,518,390
19,840	Federal Home Loan Mortgage Corporation, Multifamily Variable Rate Certificates Relating to Municpal Securities Class A Series 2019M-053, 2.550%, 6/15/35	No Opt. Call	AA+	20,929,613
18,200	Federal Home Loan Mortgage Corporation, Notes, 3.150%, 1/15/36, 144A	10/31 at 100.00	AA+	20,173,244
18,600	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Intermediate Lien Bond Anticipation Note Series 2019A, 5.000%, 7/01/22	No Opt. Call	Aa3	19,496,706
6,785	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Refunding Series 2008A, 1.900%, 11/01/35 (Mandatory Put 6/01/23)	No Opt. Call	A2	6,979,390
5,880	Louisa Industrial Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company, Series 2008C, 1.800%, 11/01/35 (Mandatory Put 4/01/22)	No Opt. Call	A2	5,944,915
805	Roanoke Economic Development Authority, Virgina, Residential Care Facility Mortgage Revenue Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 5.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (6)	859,169
21,500	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020D, 5.000%, 7/01/53 (Mandatory Put 7/01/30)	1/30 at 100.00	AA-	28,077,065
1,185	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016, 3.125%, 6/15/31	6/26 at 100.00	A3	1,277,691
710	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BB+	765,330
7,505	Virginia Housing Development Authority, Rental Housing Bonds, Series 2020B, 2.200%, 3/01/40	3/29 at 100.00	AA+	7,595,435

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
$14,725	5.000%, 12/31/49 (AMT)	6/27 at 100.00	BBB	17,759,086
12,375	5.000%, 12/31/52 (AMT)	6/27 at 100.00	BBB	14,856,930
10,000	5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	11,997,600
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2019:
6,150	5.000%, 1/01/44 (AMT)	1/22 at 100.00	BBB	6,291,573
31,560	5.000%, 7/01/49 (AMT)	1/22 at 100.00	BBB	32,281,777
6,835	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB	7,167,455
2,020	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.200%, 11/01/40 (Mandatory Put 5/31/24)	No Opt. Call	A2	2,067,409
8,100	York County Economic Development Authority, Virginia, Pollution Control Revenue Bonds, Virginia Electric and Power Company Project, Refunding Series 2009A, 1.900%, 5/01/33 (Mandatory Put 6/01/23)	No Opt. Call	A2	8,299,179
198,165	Total Virginia			218,337,957
	Washington – 3.0%
	Clark County School District 37, Vancouver, Washington, General Obligation Bonds, Series 2021:
3,680	4.000%, 12/01/25	No Opt. Call	Aaa	4,251,504
2,300	4.000%, 12/01/27	No Opt. Call	Aaa	2,768,165
	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2019A:
27,905	5.000%, 7/01/36	7/29 at 100.00	Aa2	36,062,469
40,350	5.000%, 7/01/37	7/29 at 100.00	Aa2	52,018,816
	King County School District 412 Shoreline, Washington, General Obligation Bonds, Refunding & Improvement Series 2021A:
2,035	4.000%, 12/01/27	No Opt. Call	Aaa	2,450,649
3,455	4.000%, 12/01/28	No Opt. Call	Aaa	4,235,070
7,500	King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien Series 2020B, 0.875%, 1/01/42 (Mandatory Put 1/01/26)	4/25 at 100.00	AA	7,518,975
2,900	Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien Series 2016, 5.000%, 2/01/29	2/26 at 100.00	AA-	3,460,860
2,340	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital, Refunding & Improvement Series 2016, 5.000%, 12/01/37	12/26 at 100.00	Baa2	2,696,218
5,140	Snohomish County, Washington, General Obligation Bonds, Limited Tax Series 2013, 4.000%, 12/01/39	6/23 at 100.00	AA+	5,494,711
10,485	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	11,755,258
10,560	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	12,271,037

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$20,475	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	24,545,020
	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
2,730	5.000%, 1/01/26	7/25 at 100.00	A+	3,191,261
1,285	5.000%, 1/01/27	7/25 at 100.00	A+	1,497,141
	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A:
1,315	5.000%, 11/15/22 (ETM)	No Opt. Call	AA- (6)	1,399,765
2,035	5.000%, 11/15/24 (Pre-refunded 5/15/24)	5/24 at 100.00	AA- (6)	2,301,789
14,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A, 5.000%, 10/01/33	10/22 at 100.00	AA-	14,809,480
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B:
4,015	5.000%, 10/01/30	10/28 at 100.00	AA-	5,093,228
2,780	5.000%, 10/01/31	10/28 at 100.00	AA-	3,514,976
3,010	5.000%, 10/01/32	10/28 at 100.00	AA-	3,796,844
2,610	5.000%, 10/01/33	10/28 at 100.00	AA-	3,284,006
	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017:
5,120	5.000%, 8/15/29	8/27 at 100.00	BBB-	6,163,354
5,000	5.000%, 8/15/34	8/27 at 100.00	BBB-	5,932,400
5,765	5.000%, 8/15/36	8/27 at 100.00	BBB-	6,821,379
6,900	Washington State Housing Finance Commission, Single Family Program Bonds, Series 2021-1N, 2.200%, 6/01/41	6/30 at 100.00	Aaa	6,943,677
12,376	Washington State Housing Finance Commission, Social Municipal Certificates Multifamily Revenue Bonds, Series 2021-1 Class A, 3.500%, 12/20/35	No Opt. Call	BBB+	14,448,874
6,205	Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax & Vehicle Related Fees Series 2020E, 5.000%, 6/01/27	No Opt. Call	Aaa	7,770,335
	Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax & Vehicle Related Fees Series 2021F:
5,895	5.000%, 6/01/26	No Opt. Call	Aaa	7,181,053
6,050	5.000%, 6/01/27	No Opt. Call	Aaa	7,576,234
	Washington State, General Obligation Bonds, Refunding Motor Vehicle Fuel Tax, Triple Pledge SR 520 Toll Series R-2021A Forward Delivery:
1,625	5.000%, 6/01/22	No Opt. Call	Aaa	1,697,719
2,000	5.000%, 6/01/23	No Opt. Call	Aaa	2,185,880
1,960	5.000%, 6/01/24	No Opt. Call	Aaa	2,230,754
	Washington State, General Obligation Bonds, Various Purpose Series 2021C:
12,875	5.000%, 2/01/26	No Opt. Call	Aaa	15,520,040
7,890	5.000%, 2/01/29	No Opt. Call	Aaa	10,295,345

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$4,415	Whidbey Island Public Hospital District, Island County, Washington, General Obligation Bonds, Whidbey General Hospital, Series 2013, 5.500%, 12/01/33	12/22 at 100.00	Baa3	4,602,373
256,981	Total Washington			307,786,659
	West Virginia – 0.2%
6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009A, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	6,124,620
6,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009B, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	6,124,620
4,830	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	4,930,561
1,150	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/25	9/24 at 100.00	Baa1	1,299,638
17,980	Total West Virginia			18,479,439
	Wisconsin – 1.2%
2,000	Ashwaubenon Community Development Authority, Wisconsin, Lease Revenue Bonds, Brown County Expo Center Project, Series 2019, 4.000%, 6/01/35	6/29 at 100.00	AA	2,356,160
5,000	Milwaukee, Milwaukee County, Wisconsin, Revenue Anticipation Notes, Series 2020-M8, 5.000%, 7/01/21	No Opt. Call	N/R	5,000,000
25,400	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	29,363,924
505	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020, 3.000%, 4/01/25, 144A	No Opt. Call	BB	525,311
5,500	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-1, 2.625%, 11/01/25 (AMT)	No Opt. Call	A-	5,995,110
7,815	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-2, 2.875%, 5/01/27 (AMT)	5/26 at 100.00	A-	8,605,253
3,940	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 4.000%, 6/15/28, 144A	6/26 at 100.00	BBB-	4,260,913
	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C:
4,170	4.050%, 11/01/30	5/26 at 100.00	BBB-	4,620,485
8,985	4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB-	10,059,336
520	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A, 5.000%, 4/01/22	No Opt. Call	AA-	538,866
	Wisconsin Health & Educational Facs Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series 2014A:
890	5.000%, 12/01/26	11/24 at 100.00	AA-	1,024,443
3,995	5.000%, 12/01/27	11/24 at 100.00	AA-	4,595,608
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2017C, 5.000%, 2/15/47	2/27 at 100.00	A-	5,851,800

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$1,080	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A-	1,104,700
1,435	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc, Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1	1,511,973
1,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C, 5.000%, 8/15/24 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (6)	1,870,619
2,015	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Advocate Aurora Health Credit Group, Series 2018A, 4.000%, 8/15/36	8/28 at 100.00	AA	2,368,552
4,590	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2020B-2, 5.000%, 2/15/51 (Mandatory Put 2/15/27)	8/26 at 100.00	A-	5,505,567
4,365	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 5.000%, 8/15/39	8/24 at 100.00	A+	4,912,458
1,950	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, Series 2019A, 5.000%, 11/01/39	11/26 at 103.00	N/R	2,124,603
2,850	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2018A, 5.000%, 9/15/40	9/23 at 100.00	BBB-	3,066,543
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015:
825	5.000%, 12/15/23	No Opt. Call	AA-	918,951
1,310	5.000%, 12/15/25	12/24 at 100.00	AA-	1,509,513
2,750	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A, 3.000%, 11/01/39	11/28 at 100.00	AA	2,935,158
85	Wisconsin State, General Obligation Bonds, Refunding Series 2014-2, 5.000%, 5/01/24 (Pre-refunded 5/01/22)	5/22 at 100.00	N/R (6)	88,413
8,120	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	A1	8,836,915
106,870	Total Wisconsin			119,551,174
	Wyoming – 0.8%
10,720	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative, Dry Fork Station Facilities, Series 2019A, 3.625%, 7/15/39	5/29 at 100.00	A	11,570,525
5,500	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/30	9/23 at 100.00	BB+	5,850,570
28,275	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26	No Opt. Call	A1	29,168,490
	University of Wyoming, Facilities Revenue Bonds, Supplemental Coverage Program, Refunding Series 2021A:
4,215	5.000%, 6/01/26	No Opt. Call	Aa2	5,125,398
4,420	5.000%, 6/01/27	No Opt. Call	Aa2	5,526,282
4,575	5.000%, 6/01/28	No Opt. Call	Aa2	5,867,392
3,360	Wyoming Community Development Authority, Housing Revenue Bonds, 2015 Series 6, 3.900%, 12/01/34	12/24 at 100.00	AA+	3,538,046

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wyoming (continued)
$6,500	Wyoming Community Development Authority, Housing Revenue Bonds, 2019 Series 3, 2.650%, 12/01/39	12/28 at 100.00	AA+	6,809,140
3,250	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 1, 3.000%, 12/01/40	6/29 at 100.00	AA+	3,442,920
6,675	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 2, 2.250%, 12/01/40	6/30 at 100.00	AA+	6,794,549
77,490	Total Wyoming			83,693,312
$9,295,042	Total Municipal Bonds (cost $9,461,520,472)			10,025,178,961

Shares	Description	Value
	COMMON STOCKS – 0.9%
	Electric Utilities – 0.9%
2,665,489	Energy Harbor Corp (8), (9), (10)	$100,289,024
	Total Common Stocks (cost $55,930,174)	100,289,024

Principal Amount (000)	Description	Coupon	Maturity	Ratings	Value
	ASSET-BACKED SECURITIES – 0.1%
$8,290	Freddie Mac Multi-Family ML Certificates, Series ML 10, Series 2021	2.032%	1/25/38	AA+	$8,613,157
8,290	Total Asset-Backed Securities(cost $8,621,051)				8,613,157
	Total Long-Term Investments (cost $9,526,071,697)				10,134,081,142

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.1%
	MUNICIPAL BONDS – 2.1%
	National – 0.2%
$1,891	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C, Variable Rate Demand Obligations, Series 2018, 0.830%, 11/30/21 (SIFMA reference rate + 0.800% spread), 144A (4), (11)	No Opt. Call	A+	$1,891,367
1,165	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class D Series 2018, 1.030%, 7/31/23 (SIFMA reference rate + 1.000% spread), 144A (4), (11)	No Opt. Call	A+	1,165,000
20,500	JPMorgan Chase Putters/Drivers Trust Various States, Variable Rate Demand Obligations, Series 5029, 0.200%, 12/01/24 (AMT), 144A (11)	No Opt. Call	AA	20,500,000
23,556	Total National			23,556,367
	Alabama – 0.4%
7,385	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Variable Rate Demand Obligations, Series 2007A, 1.000%, 6/01/34 (Mandatory Put 6/26/25) (11)	No Opt. Call	A1	7,488,095
28,940	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Variable Rate Demand Obligations, Series 2008, 2.900%, 7/15/34 (Mandatory Put 12/12/23) (11)	No Opt. Call	A1	30,688,265
36,325	Total Alabama			38,176,360
	Alaska – 0.2%
14,665	Alaska Municipal Bond Bank, General Obligation Bonds, 2016 Master Resolution, Tender Option Bond Trust 2017-XM0532, 0.180%, 4/01/25 (Mandatory Put 7/07/21), 144A (11)	No Opt. Call	A+	14,665,000
6,750	Alaska Municipal Bond Bank, General Obligation Bonds, 2016 Master Resolution, Tender Option Bond Trust Seres 2017-XL0044, 0.180%, 4/01/25 (Mandatory Put 7/07/21), 144A (11)	No Opt. Call	A	6,750,000
21,415	Total Alaska			21,415,000
	California – 0.4%
28,050	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System Series 2006C, 5.000%, 6/01/41 (Mandatory Put 11/01/29) (11)	No Opt. Call	AA-	37,011,414
6,750	Tender Option BondsTrust Series 2015-ZF0181, 0.130%, 5/01/22 (Mandatory Put 7/07/21), 144A (11)	No Opt. Call	A-	6,750,000
3,000	Tender Option BondsTrust Series 2015-ZF0182, 0.130%, 5/01/22 (Mandatory Put 7/07/21), 144A (11)	No Opt. Call	A-	3,000,000
37,800	Total California			46,761,414
	Colorado – 0.1%
5,865	Colorado Springs, Colorado, Utilities System Revenue Bonds, Subordinate Lien Improvement Series 2006B, 0.060%, 11/01/36 (Mandatory Put 7/07/21) (11)	6/21 at 100.00	AA+	5,865,000
	District of Columbia – 0.0%
5,210	District of Columbia, General Obligation Bonds, Tender Option Bond Trust 2016-YX1039, 0.060%, 6/01/35 (Mandatory Put 7/07/21), 144A (11)	12/26 at 100.00	Aaa	5,210,000
	Florida – 0.4%
24,240	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (11)	8/21 at 103.00	N/R	24,851,575

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$11,880	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Tender Option Bond Trust Series 2018-XM0676, 0.150%, 4/01/53 (Mandatory Put 7/07/21), 144A (11)	4/28 at 100.00	A3	$11,880,000
36,120	Total Florida			36,731,575
	South Carolina – 0.1%
7,250	Charleston Educational Excellence Financing Corporation, South Carolina, Installment Purchase Revenue Bonds, Charleston County School District Project, Tender Option Bond Trust 2016-XF0296, 0.110%, 12/01/22 (Mandatory Put 7/07/21), 144A (11)	No Opt. Call	N/R	7,250,000
	Tennessee – 0.1%
10,000	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Variable Rate Series 2004C, 0.070%, 5/01/39 (Mandatory Put 7/07/21) (11)	6/21 at 100.00	BBB+	10,000,000
	Texas – 0.1%
10,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Tender Option Bond Floater 2015-XM0085, 0.150%, 1/01/40 (Mandatory Put 7/07/21), 144A (11)	No Opt. Call	A1	10,000,000
	Utah – 0.1%
10,155	Utah Water Finance Agency, Revenue Bonds, Pooled Loan Financing Program, Series 2008B-2, 0.070%, 10/01/35 (Mandatory Put 7/07/21) (11)	6/21 at 100.00	AA+	10,155,000
	Washington – 0.0%
4,500	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Tender Option Bond Trust 2018-ZM0679, 0.120%, 7/01/26 (Mandatory Put 7/07/21), 144A (11)	No Opt. Call	Baa1	4,500,000
$208,196	Total Short-Term Investments (cost $215,363,868)			219,620,716
	Total Investments (cost $9,741,435,565) – 99.5%			10,353,701,858
	Other Assets Less Liabilities – 0.5%			48,550,273
	Net Assets – 100%			$10,402,252,131

Nuveen Intermediate Duration Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$10,025,178,961	$ —	$10,025,178,961
Common Stocks	—	100,289,024	—	100,289,024
Asset-Backed Securities	—	8,613,157	—	8,613,157
Short-Term Investments:
Municipal Bonds	—	219,620,716	—	219,620,716
Total	$ —	$10,353,701,858	$ —	$10,353,701,858

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750% 12/01/23,Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
LIBOR	London Inter-Bank Offered Rate
SIFMA	Securities Industry and Financial Market Association
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Limited Term Municipal Bond Fund
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.7%
	MUNICIPAL BONDS – 98.4%
	National – 0.0%
$2,796	Freddie Mac Multi-Family ML Certificates, Series ML 05, Series 2019A, 3.400%, 1/25/36	No Opt. Call	AA+	3,204,653
	Alabama – 1.2%
9,360	Alabama Public School and College Authority, Capital Improvement Pool Revenue Bonds, Refunding Series 2020A, 5.000%, 11/01/25	No Opt. Call	Aa1	11,191,658
9,810	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 4.000%, 12/01/48 (Mandatory Put 12/01/23)	9/23 at 100.31	A2	10,600,588
10,010	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 4 Series 2019A-1, 4.000%, 12/01/49 (Mandatory Put 12/01/25)	9/25 at 100.38	A1	11,429,318
29,180	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2017A, 4.000%, 8/01/47 (Mandatory Put 7/01/22)	4/22 at 100.52	Aa2	30,137,688
5,080	Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds, Series 2021A, 4.000%, 6/01/51 (Mandatory Put 12/01/31)	9/31 at 100.53	Aa2	6,341,161
1,000	Chatom Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, PowerSouth Energy Cooperative, Refunding Series 2020, 5.000%, 8/01/24 – AGM Insured	No Opt. Call	AA	1,135,490
10,835	Lower Alabama Gas District, Alabama, Goldman Sachs Gas Project 2 Revenue Bonds, Series 2020A, 4.000%, 12/01/50 (Mandatory Put 12/01/25)	9/25 at 100.58	A2	12,327,846
6,000	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	6,202,920
15	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 2, Fixed Rate Series 2018A, 4.000%, 6/01/49 (Mandatory Put 6/01/24)	3/24 at 100.29	A1	16,466
6,650	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 1, Series 2021A, 4.000%, 11/01/51 (Mandatory Put 10/01/28)	7/28 at 100.68	A2	7,949,077
87,940	Total Alabama			97,332,212
	Alaska – 1.0%
1,175	Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project II, Series 2021A, 4.000%, 12/01/25	No Opt. Call	AA+	1,353,577
1,305	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2016A-II, 1.900%, 12/01/24	No Opt. Call	AA+	1,355,621
6,335	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2018A-II, 3.450%, 12/01/33	6/27 at 100.00	AA+	6,894,190
12,345	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2020A-II, 2.000%, 12/01/35	6/29 at 100.00	AA+	12,415,613
23,000	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2020B-II, 2.000%, 12/01/35	6/29 at 100.00	AA+	23,182,390

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alaska (continued)
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
$1,655	5.000%, 1/01/24 (AMT)	No Opt. Call	Baa2	1,813,201
3,565	5.000%, 1/01/26 (AMT)	7/25 at 100.00	Baa2	4,029,199
	Alaska Industrial Development and Export Authority, Revenue Bonds, Greater Fairbanks Community Hospital Foundation Project, Refunding Series 2019:
5,145	5.000%, 4/01/27	No Opt. Call	A+	6,267,124
5,355	5.000%, 4/01/28	No Opt. Call	A+	6,672,598
5,575	5.000%, 4/01/29	No Opt. Call	A+	7,085,881
	North Slope Borough, Alaska, General Obligation Bonds, Refunding General Purpose Series 2021A:
4,170	5.000%, 6/30/23 (WI/DD, Settling 7/09/21)	No Opt. Call	AA	4,564,440
2,000	5.000%, 6/30/24 (WI/DD, Settling 7/09/21)	No Opt. Call	AA	2,277,080
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1:
600	3.000%, 6/01/22	No Opt. Call	N/R	615,606
520	4.000%, 6/01/23	No Opt. Call	N/R	557,518
550	5.000%, 6/01/24	No Opt. Call	N/R	624,421
1,000	5.000%, 6/01/25	No Opt. Call	N/R	1,175,040
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2021B-1 Class 2, 0.500%, 6/01/31	No Opt. Call	N/R	1,002,900
75,295	Total Alaska			81,886,399
	Arizona – 1.7%
	Arizona Board of Regents, Univeristy of Arizona, SPEED Revenue Bonds, Stimulus Plan for Economic and Educational Development, Series 2020C Forward Delivery:
1,000	5.000%, 8/01/22	No Opt. Call	Aa3	1,052,650
1,000	5.000%, 8/01/24	No Opt. Call	Aa3	1,144,750
	Arizona State, Certificates of Participation, Refunding Series 2019A:
5,430	5.000%, 10/01/26	No Opt. Call	Aa2	6,665,922
5,015	5.000%, 10/01/27	No Opt. Call	Aa2	6,322,310
16,830	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2005, 2.400%, 12/01/35 (Mandatory Put 8/14/23)	No Opt. Call	A+	17,541,909
1,760	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2007, 2.700%, 12/01/37 (Mandatory Put 8/14/23) (AMT)	No Opt. Call	A+	1,842,526
19,360	Chandler Industrial Development Authority, Arizona, Industrial Development Revenue Bonds, Intel Corporation Project, Series 2019, 5.000%, 6/01/49 (Mandatory Put 6/03/24) (AMT)	6/24 at 100.00	A+	21,851,245
2,430	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017A, 1.875%, 9/01/32 (Mandatory Put 3/31/23) (AMT)	No Opt. Call	A+	2,488,514

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$2,500	Coconino County, Arizona, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017B, 1.650%, 3/01/39 (Mandatory Put 3/31/23)	No Opt. Call	A+	2,556,150
765	Dysart Unified School District Number 89, Maricopa County, Arizona, General Obligation Bonds, Refunding Series 2014, 5.000%, 7/01/21	No Opt. Call	AAA	765,000
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Refunding Series 2020:
750	5.000%, 5/15/22	No Opt. Call	AA	780,923
550	5.000%, 5/15/23	No Opt. Call	AA	597,570
425	4.000%, 5/15/24	No Opt. Call	AA	468,150
14,500	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019B, 5.000%, 9/01/45 (Mandatory Put 9/01/24)	No Opt. Call	A+	16,700,230
6,725	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017C, 5.000%, 1/01/48 (Mandatory Put 10/18/24)	No Opt. Call	AA-	7,750,024
3,780	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019B, 0.410%, 1/01/35 (Mandatory Put 10/18/22) (SIFMA reference rate + 0.380% spread) (4)	4/22 at 100.00	AA-	3,775,275
3,255	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Series 2019C, 0.600%, 1/01/35 (Mandatory Put 10/18/24) (SIFMA reference rate + 0.570% spread) (4)	10/23 at 100.00	AA-	3,242,696
	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, Refunding School Improvement Series 2015:
1,565	4.000%, 7/01/21 – AGM Insured	No Opt. Call	AA	1,565,000
900	4.000%, 7/01/22 – AGM Insured	No Opt. Call	AA	934,515
1,270	Maricopa County Unified School District 60 Higley, Arizona, General Obligation Bonds, School Improvement Project of 2013, Series 2014A, 4.000%, 7/01/24	No Opt. Call	Aa2	1,408,176
	Mesa, Arizona, General Obligation Bonds, Refunding Series 2012:
2,225	4.000%, 7/01/21	No Opt. Call	AAA	2,225,000
2,055	4.000%, 7/01/22	No Opt. Call	AAA	2,134,652
	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2012:
2,435	5.000%, 7/01/21	No Opt. Call	AA	2,435,000
4,030	5.000%, 7/01/22	No Opt. Call	AA	4,226,382
3,615	Mesa, Arizona, Street and Highway User Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/26	7/25 at 100.00	AA	4,268,122
6,115	Mesa, Arizona, Utility System Revenue Bonds, Refunding Series 2012, 5.000%, 7/01/21	No Opt. Call	Aa2	6,115,000
	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Refunding Junior Lien Series 2021B:
3,650	5.000%, 7/01/24	No Opt. Call	AAA	4,164,103
3,250	5.000%, 7/01/25	No Opt. Call	AAA	3,842,865
295	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company Project, Series 2013A, 4.000%, 9/01/29	3/23 at 100.00	A-	310,738

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Pinal County, Arizona, Pledged Revenue Obligations, Refunding Series 2014:
$1,325	5.000%, 8/01/22	No Opt. Call	AA	1,394,311
2,000	5.000%, 8/01/23	No Opt. Call	AA	2,198,900
2,000	5.000%, 8/01/24	No Opt. Call	AA	2,284,180
1,000	Pinal County, Arizona, Pledged Revenue Obligations, Series 2014, 5.000%, 8/01/24	No Opt. Call	AA	1,142,090
3,715	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2002, 1.300%, 6/01/27 (Mandatory Put 6/01/21) (AMT)	No Opt. Call	A-	3,755,271
127,520	Total Arizona			139,950,149
	Arkansas – 0.5%
8,605	Arkansas State, Federal Highway Grant Anticipation and Tax Revenue Bonds, Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa1	9,129,303
5,250	Fayetteville, Arkansas, Sales and Use Tax Revenue Bonds, Refunding & Capital Improvement Series 2019A, 2.000%, 11/01/29	11/26 at 100.00	AA-	5,385,502
670	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Bonds, Series 2014, 5.000%, 7/01/21	No Opt. Call	A+	670,000
	Pulaksi County Public Facilities Board, Arkansas, Health Facilities Revenue Bonds, CARTI Project, Series 2013:
1,020	4.000%, 7/01/21 (ETM)	No Opt. Call	N/R (5)	1,020,000
1,075	4.000%, 7/01/22 (ETM)	No Opt. Call	N/R (5)	1,114,238
1,180	5.250%, 7/01/27 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (5)	1,294,224
470	5.250%, 7/01/28 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (5)	515,496
	Pulaski County Public Facilities Board, Arkansas, Healthcare Revenue Bonds, Baptist Health, Series 2014:
500	5.000%, 12/01/22	No Opt. Call	A	533,305
1,760	5.000%, 12/01/23	No Opt. Call	A	1,954,726
2,110	5.000%, 12/01/24	No Opt. Call	A	2,431,226
2,000	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Construction Series 2019, 2.125%, 2/01/31	2/25 at 100.00	Aa2	2,059,000
	Rogers School District 30, Benton County, Arkansas, General Obligation Bonds, Refunding Series 2019:
2,560	3.000%, 2/01/27	8/24 at 100.00	Aa2	2,733,696
3,790	3.000%, 2/01/28	8/24 at 100.00	Aa2	4,033,204
3,915	3.000%, 2/01/29	8/24 at 100.00	Aa2	4,151,858
34,905	Total Arkansas			37,025,778
	California – 3.8%
17,400	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Term Rate Series 2018A, 2.625%, 4/01/45 (Mandatory Put 4/01/26)	10/25 at 100.00	AA	18,856,902

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A:
$450	4.000%, 6/01/22	No Opt. Call	A	466,195
580	4.000%, 6/01/23	No Opt. Call	A	623,175
605	5.000%, 6/01/24	No Opt. Call	A	689,192
740	5.000%, 6/01/25	No Opt. Call	A	874,036
905	5.000%, 6/01/26	No Opt. Call	A	1,105,141
840	5.000%, 6/01/27	No Opt. Call	A	1,056,922
1,185	5.000%, 6/01/28	No Opt. Call	A	1,530,001
1,475	5.000%, 6/01/29	No Opt. Call	A	1,949,566
1,000	5.000%, 6/01/30	No Opt. Call	A	1,349,400
200	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-1, 1.750%, 6/01/30	No Opt. Call	BBB+	202,036
2,685	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Series 2021BD, 5.000%, 12/01/25	No Opt. Call	AAA	3,228,337
6,605	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Series 2011A, 3.000%, 3/01/41 (Mandatory Put 3/01/24)	9/23 at 100.00	A+	6,941,525
30,770	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System Series 2006C, 5.000%, 6/01/41 (Mandatory Put 11/01/29)	No Opt. Call	AA-	40,600,453
8,110	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2016B-3, 2.000%, 10/01/36 (Mandatory Put 10/01/25)	10/25 at 100.00	AA-	8,654,424
5,420	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Term Rate Series 2019C, 5.000%, 10/01/39 (Mandatory Put 10/01/25)	No Opt. Call	AA-	6,467,849
3,923	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	4,627,624
	California Infrastructure and Economic Development Bank, Revenue Bonds, J Paul Getty Trust, Refunding Series 2020A-1:
1,045	4.000%, 4/01/25	No Opt. Call	AAA	1,189,126
1,000	4.000%, 4/01/26	No Opt. Call	AAA	1,168,550
19,790	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 3.000%, 12/31/30 – AGM Insured (AMT)	6/28 at 100.00	AA	21,734,170
	California Municipal Finance Authority, Reveue Bonds, Community Medical Centers, Series 2017A:
1,565	5.000%, 2/01/22	No Opt. Call	A-	1,608,382
2,600	5.000%, 2/01/23	No Opt. Call	A-	2,795,000
1,920	5.000%, 2/01/24	No Opt. Call	A-	2,151,437
1,700	5.000%, 2/01/25	No Opt. Call	A-	1,976,624
2,000	5.000%, 2/01/26	No Opt. Call	A-	2,401,820
1,500	5.000%, 2/01/27	No Opt. Call	A-	1,853,610

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$3,385	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2015B-2, 3.125%, 11/01/40 (Mandatory Put 11/03/25) (AMT)	No Opt. Call	A-	3,770,281
5,925	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Series 2015A-1, 3.375%, 7/01/25 (AMT)	No Opt. Call	A-	6,605,782
6,490	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management, Inc Project, Refunding Series 2015B-1, 3.000%, 11/01/25 (AMT)	No Opt. Call	A-	7,192,997
3,700	California Pollution Control Financing Authority, Water Facilities Revenue Bonds, American Water Capital Corporation, Project, Refunding Series 2020, 0.600%, 8/01/40 (Mandatory Put 9/01/23)	No Opt. Call	A	3,699,556
5,500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/29	12/24 at 100.00	BB	6,289,910
1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/27, 144A	6/26 at 100.00	BB	1,171,710
325	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.000%, 12/01/27, 144A	No Opt. Call	BB	394,660
5,630	California Statewide Communities Development Authority, Health Facility Revenue Bonds, Community Hospital of the Monterey Peninsula, Series 2012A, 1.870%, 6/01/23	8/21 at 100.00	N/R	5,637,094
765	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/24	No Opt. Call	A-	869,055
5,040	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2009C-1, 5.000%, 4/01/46 (Mandatory Put 11/01/29)	No Opt. Call	AA-	6,650,179
3,625	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System, Series 2004L, 5.000%, 4/01/38 (Mandatory Put 11/01/29)	No Opt. Call	AA-	4,783,115
5,185	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 3.500%, 6/01/36	6/22 at 100.00	BB	5,280,611
500	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C, 5.000%, 9/01/21	No Opt. Call	N/R	503,800
	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Refunding Junior Subordinate Green Series 2020A:
9,615	5.000%, 6/01/25	No Opt. Call	AA	11,332,527
25,450	5.000%, 6/01/26	No Opt. Call	AA	30,988,429
5,010	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018B, 5.000%, 1/01/22	12/21 at 100.00	Aa2	5,111,152
2,810	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2013B, 5.000%, 7/01/22	No Opt. Call	AA+	2,946,622
1,270	Miracosta Community College District, California, General Obligation Bonds, Election 2016, Series 2016B, 4.000%, 8/01/27	No Opt. Call	AAA	1,530,401
2,715	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2014A, 5.000%, 8/01/25 – BAM Insured	8/24 at 100.00	AA	3,097,191
	Newport-Mesa Unified School District, Orange County, California, General Obligation Bonds, Election 2000 Refunding Series 2020:
1,900	5.000%, 8/01/22	No Opt. Call	Aaa	2,000,662
2,500	5.000%, 8/01/23	No Opt. Call	Aaa	2,751,925

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$16,200	Riverside County Office of Education, California, Pooled Cross Fiscal Year 2020-21 Tax and Revenue Anticipation Notes, Participations Series 2021A, 2.000%, 12/01/21	No Opt. Call	N/R	16,331,544
40	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	Aaa (5)	43,058
13,925	San Diego Association of Governments, California, Capital Grants Receipts Revenue Bonds, Mid-Coast Corridor Transit Project, Green Series 2019B, 1.800%, 11/15/27	11/26 at 100.00	A-	14,641,023
6,340	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Refunding Second Series 2017D, 5.000%, 5/01/25 (AMT)	No Opt. Call	A1	7,408,924
	San Francisco Bay Area Rapid Transit District, California, General Obligation Bonds, Election of 2016, Green Series 2020C-1:
1,170	5.000%, 8/01/24	No Opt. Call	Aaa	1,339,744
1,340	5.000%, 8/01/25	No Opt. Call	Aaa	1,591,317
4,000	5.000%, 8/01/29	No Opt. Call	Aaa	5,320,320
10,000	San Francisco City and County, California, General Obligation Bonds, Refunding Series 2021R-2, 5.000%, 6/15/22 (WI/DD, Settling 9/16/21)	No Opt. Call	AAA	10,358,200
1,530	Vallecito Union School District, Calaveras County, California, General Obligation Bonds,2018 Election, Anticipation Note Series 2019, 0.000%, 8/01/22	No Opt. Call	AA	1,524,339
	Washington Township Health Care District, California, Revenue Bonds, Refunding Series 2015A:
1,130	5.000%, 7/01/22	No Opt. Call	Baa2	1,178,319
980	5.000%, 7/01/23	No Opt. Call	Baa2	1,062,222
271,008	Total California			309,508,166
	Colorado – 1.8%
7,355	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2014E, 5.000%, 11/15/24	5/24 at 100.00	AA	8,347,484
16,975	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2008D-3, 5.000%, 10/01/38 (Mandatory Put 11/12/21)	No Opt. Call	BBB+	17,258,822
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
2,545	5.000%, 8/01/25	No Opt. Call	BBB+	2,992,869
2,500	5.000%, 8/01/26	No Opt. Call	BBB+	3,030,175
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
3,000	5.000%, 8/01/25	No Opt. Call	BBB+	3,527,940
2,500	5.000%, 8/01/26	No Opt. Call	BBB+	3,030,175
3,110	5.000%, 8/01/29	No Opt. Call	BBB+	4,023,749
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	5,810,150
10,920	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	13,096,138

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
$2,300	5.000%, 6/01/22 (ETM)	No Opt. Call	N/R (5)	2,402,465
500	5.000%, 6/01/23 (ETM)	No Opt. Call	N/R (5)	545,515
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL Health System, Refunding Series 2019A:
3,155	5.000%, 1/01/26	No Opt. Call	AA-	3,778,964
4,540	5.000%, 1/01/27	No Opt. Call	AA-	5,597,275
5,100	5.000%, 1/01/28	No Opt. Call	AA-	6,448,389
630	Colorado Housing and Finance Authority, Single Family Mortgage Bonds, Class I Series 2021E, 1.950%, 11/01/36	5/30 at 100.00	AAA	634,505
	Colorado State, Certificates of Participation, Rural Series 2020A:
765	5.000%, 12/15/21	No Opt. Call	Aa2	781,998
2,195	5.000%, 12/15/22	No Opt. Call	Aa2	2,350,186
	Colorado State, Certificates of Participation, Rural Series 2021A:
8,785	5.000%, 12/15/21	No Opt. Call	Aa2	8,980,203
8,845	5.000%, 12/15/22	No Opt. Call	Aa2	9,470,341
4,715	5.000%, 12/15/23	No Opt. Call	Aa2	5,269,201
4,600	5.000%, 12/15/24	No Opt. Call	Aa2	5,334,896
530	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A, 4.500%, 12/01/27	12/22 at 103.00	N/R	561,710
13,095	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/24 (AMT)	No Opt. Call	A+	15,054,929
3,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2021B, 0.384%, 9/01/39 (Mandatory Put 9/01/24) (SOFR *67% reference rate + 0.350% spread) (4)	6/24 at 100.00	A	3,003,300
	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
680	3.625%, 12/01/21	No Opt. Call	N/R	686,426
3,705	4.625%, 12/01/27	12/22 at 103.00	N/R	3,937,081
5,715	Moffat County, Colorado, Pollution Control Revenue Bonds, Tri-State Generation and Transmission Association, Inc Project, Refunding Series 2009, 2.000%, 3/01/36 (Mandatory Put 10/03/22)	No Opt. Call	A3	5,828,443

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A:
$575	5.000%, 1/15/24	No Opt. Call	A-	639,314
475	5.000%, 7/15/24	No Opt. Call	A-	537,743
325	5.000%, 1/15/25	No Opt. Call	A-	373,461
400	5.000%, 7/15/25	No Opt. Call	A-	466,936
500	3.000%, 1/15/26	No Opt. Call	A-	547,565
425	5.000%, 7/15/26	No Opt. Call	A-	510,276
1,400	5.000%, 1/15/27	No Opt. Call	A-	1,701,546
625	5.000%, 7/15/27	No Opt. Call	A-	769,031
555	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A, 3.000%, 12/01/25	12/24 at 103.00	N/R	584,670
500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Refunding & Improvement Senior Series 2020A, 3.375%, 12/01/30	12/25 at 102.00	N/R	552,430
805	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1, 4.125%, 12/01/31	3/26 at 103.00	N/R	897,044
133,345	Total Colorado			149,363,345
	Connecticut – 3.8%
7,085	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020B-1, 5.000%, 7/01/53 (Mandatory Put 1/01/25)	10/24 at 100.93	A+	8,161,141
1,430	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare Issue, Series 2020B-2, 5.000%, 7/01/53 (Mandatory Put 1/01/27)	10/26 at 100.87	A+	1,747,617
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1:
845	4.000%, 7/01/22	No Opt. Call	BBB+	875,851
1,250	4.000%, 7/01/25	No Opt. Call	BBB+	1,412,025
24,640	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2010A-4, 2.000%, 7/01/49 (Mandatory Put 2/08/22)	No Opt. Call	AAA	24,911,779
630	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2014A, 1.100%, 7/01/48 (Mandatory Put 2/07/23)	No Opt. Call	AAA	639,003
12,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2015A, 0.375%, 7/01/35 (Mandatory Put 7/12/24) (WI/DD, Settling 7/12/21)	No Opt. Call	AAA	12,008,280
35,715	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2016A-1, 1.450%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	36,177,509
6,655	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017A-2, 5.000%, 7/01/42 (Mandatory Put 7/01/22)	No Opt. Call	AAA	6,979,298
6,885	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Series 2017B-2, 0.550%, 7/01/37 (Mandatory Put 7/03/23)	No Opt. Call	AAA	6,914,192
44,445	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University, Variable Rate Demand Obligations, Series 1999-U2, 2.000%, 7/01/33 (Mandatory Put 2/08/22)	No Opt. Call	AAA	44,935,228

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$25,990	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven Health Issue, Series 2014D, 1.800%, 7/01/49	1/24 at 100.00	AA-	26,933,697
1,955	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2018D-1, 3.750%, 11/15/33	11/27 at 100.00	AAA	2,185,318
5,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2019F-1, 2.600%, 11/15/34	11/28 at 100.00	AAA	5,287,100
3,505	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020A-1, 2.300%, 11/15/35	5/29 at 100.00	AAA	3,601,773
4,350	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020C-1, 1.950%, 11/15/35	11/29 at 100.00	AAA	4,370,010
1,250	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2020C-2, 2.200%, 11/15/34 (AMT)	11/29 at 100.00	AAA	1,268,637
4,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2021A-1, 1.700%, 5/15/34	5/30 at 100.00	AAA	3,920,880
2,000	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2021B-1, 2.000%, 11/15/36	11/30 at 100.00	AAA	2,004,820
7,160	Connecticut State, General Obligation Bonds, Refunding Series 2018B, 5.000%, 4/15/22	No Opt. Call	Aa3	7,435,016
720	Connecticut State, General Obligation Bonds, Refunding Series 2018F, 5.000%, 9/15/21	No Opt. Call	Aa3	727,135
	Connecticut State, General Obligation Bonds, Refunding Series 2020D:
5,950	5.000%, 7/15/22 (WI/DD, Settling 8/03/21)	No Opt. Call	Aa3	6,226,080
5,000	5.000%, 7/15/23 (WI/DD, Settling 8/03/21)	No Opt. Call	Aa3	5,471,700
	Connecticut State, General Obligation Bonds, Refunding Series 2021C:
16,000	5.000%, 7/15/21	No Opt. Call	Aa3	16,028,160
20,000	5.000%, 7/15/22	No Opt. Call	Aa3	21,012,200
9,115	5.000%, 7/15/24	No Opt. Call	Aa3	10,405,046
6,875	5.000%, 7/15/24 (WI/DD, Settling 8/03/21)	No Opt. Call	Aa3	7,820,519
490	Connecticut State, General Obligation Bonds, Series 2013C, 5.000%, 7/15/22	No Opt. Call	Aa3	514,799
1,430	Connecticut State, General Obligation Bonds, Series 2018C, 5.000%, 6/15/22	No Opt. Call	Aa3	1,496,581
1,695	Connecticut State, General Obligation Bonds, Series 2019A, 5.000%, 4/15/23	No Opt. Call	Aa3	1,841,872
1,200	Connecticut State, General Obligation Bonds, Series 2020C, 3.000%, 6/01/22	No Opt. Call	Aa3	1,231,668
1,545	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 20168C, 5.000%, 10/01/23	No Opt. Call	AA-	1,710,315
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Refunding Series 2021C:
12,000	5.000%, 1/01/23 (WI/DD, Settling 10/19/21)	No Opt. Call	AA-	12,700,560
3,440	5.000%, 1/01/24 (WI/DD, Settling 10/19/21)	No Opt. Call	AA-	3,784,757
1,005	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Ninth Series 2014, 5.000%, 8/01/22	No Opt. Call	AA-	1,057,461
	Stamford, Connecticut, General Obligation Bonds, Refunding Series 2021A:
3,660	4.000%, 8/15/22	No Opt. Call	AAA	3,819,466
8,415	4.000%, 8/15/23	No Opt. Call	AAA	9,098,130
525	Stratford, Connecticut, General Obligation Bonds, Series 2014, 5.000%, 12/15/21	No Opt. Call	AA-	536,277

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
	West Haven, Connecticut, General Obligation Bonds, Series 2012:
$2,095	5.000%, 8/01/22 – AGM Insured	No Opt. Call	AA	2,201,070
2,000	5.000%, 8/01/23 – AGM Insured	8/22 at 100.00	AA	2,097,240
1,000	5.000%, 8/01/25 – AGM Insured	8/22 at 100.00	AA	1,047,500
300,950	Total Connecticut			312,597,710
	Delaware – 0.7%
14,785	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020A, 1.250%, 10/01/45 (Mandatory Put 10/01/25)	10/25 at 100.00	BBB-	14,928,119
9,000	Delaware Economic Development Authority, Exempt Facility Revenue Bonds, NRG Energy Project, Refunding Series 2020B, 1.250%, 10/01/40 (Mandatory Put 10/01/25)	10/25 at 100.00	BBB-	9,078,570
7,855	Delaware Economic Development Authority, Gas Facilities Revenue Bonds, Delmarva Power & Light Company Project, Refunding Series 2020, 1.050%, 1/01/31 (Mandatory Put 7/01/25)	No Opt. Call	A	8,027,496
275	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/21 (ETM)	No Opt. Call	AA- (5)	275,000
	Delaware State, General Obligation Bonds, Refunding Series 2020B:
1,000	5.000%, 7/01/21	No Opt. Call	Aaa	1,000,000
2,080	5.000%, 7/01/22	No Opt. Call	Aaa	2,181,774
1,550	5.000%, 7/01/24	No Opt. Call	Aaa	1,770,317
	Delaware Transportation Authority, Transportation System Revenue Bonds, Senior Lien Series 2020:
3,140	5.000%, 7/01/26	No Opt. Call	AA+	3,834,851
4,890	5.000%, 7/01/27	No Opt. Call	AA+	6,147,366
9,785	5.000%, 7/01/28	No Opt. Call	AA+	12,612,571
54,360	Total Delaware			59,856,064
	District of Columbia – 0.6%
10,000	District of Columbia, Income Tax Secured Revenue Bonds, Series 2011G, 5.000%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	AAA (5)	10,203,100
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A:
8,175	5.000%, 10/01/22 (AMT)	No Opt. Call	Aa3	8,662,475
10,830	5.000%, 10/01/23 (AMT)	No Opt. Call	Aa3	11,983,612
8,875	5.000%, 10/01/24 (AMT)	No Opt. Call	Aa3	10,194,712
7,320	5.000%, 10/01/25 (AMT)	No Opt. Call	Aa3	8,677,348
1,200	Washington Metropolitan Area Transit Authority, District of Columbia, Gross Revenue Bonds, Series 2018, 5.000%, 7/01/24	No Opt. Call	AA-	1,366,308
46,400	Total District of Columbia			51,087,555
	Florida – 3.7%
4,250	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Teaching Hospital & Clinics, Inc at the University of Florida Project, Refunding Series 2019B-2, 5.000%, 12/01/37 (Mandatory Put 12/01/26)	6/26 at 100.00	A	5,063,153

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Broward County, Florida, Airport System Revenue Bonds, Series 2015A:
$5,000	5.000%, 10/01/24 (AMT)	No Opt. Call	A1	5,733,000
5,725	5.000%, 10/01/25 (AMT)	No Opt. Call	A1	6,770,729
2,370	5.000%, 10/01/26 (AMT)	10/25 at 100.00	A1	2,799,610
4,110	5.000%, 10/01/27 (AMT)	10/25 at 100.00	A1	4,843,676
	Broward County, Florida, Airport System Revenue Bonds, Series 2017:
1,585	5.000%, 10/01/21 (AMT)	No Opt. Call	A1	1,603,909
1,000	5.000%, 10/01/23 (AMT)	No Opt. Call	A1	1,104,850
	Cape Coral, Florida, Utility Improvement Assessment Bonds, Refunding Various Areas Series 2017:
875	2.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	876,908
1,135	2.125%, 9/01/22 – AGM Insured	No Opt. Call	AA	1,155,759
	Citizens Property Insurance Corporation, Florida, Coastal Account Senior Secured Bonds, Series 2015A-1:
18,135	5.000%, 6/01/22	12/21 at 100.00	AA	18,497,156
10,845	5.000%, 6/01/25	12/24 at 100.00	AA	12,560,028
	Clay County, Florida, Sales Surtax Revenue Bonds, Series 2020:
1,855	5.000%, 10/01/27	No Opt. Call	AA	2,325,669
1,885	5.000%, 10/01/28	No Opt. Call	AA	2,419,661
1,740	5.000%, 10/01/29	No Opt. Call	AA	2,280,740
5,025	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	AAA	5,508,807
10,665	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Bonds, Refunding Series 2021B, 5.000%, 7/01/25	No Opt. Call	AAA	12,610,509
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
26,750	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	8/21 at 104.00	N/R	27,588,077
24,930	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	8/21 at 104.00	N/R	25,665,435
2,955	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2018-2, 3.750%, 7/01/33	1/28 at 100.00	Aaa	3,193,084
9,630	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2019-1, 2.800%, 7/01/34	7/28 at 100.00	Aaa	10,157,531
2,315	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Social Series 2021-1, 1.800%, 7/01/36	1/30 at 100.00	Aaa	2,296,411
4,045	Florida State Board of Education, Public Education Capital Outlay Bonds, Refunding Series 2017C, 5.000%, 6/01/28	6/27 at 100.00	AAA	5,090,147
8,280	Florida State Department of Transportation Financing Corporation, Revenue Bonds, Series 2020, 5.000%, 7/01/23	No Opt. Call	AA+	9,070,160
34,084	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Refunding Series 2012, 2.025%, 11/15/26 (Mandatory Put 11/15/22)	8/22 at 101.00	N/R	34,785,784

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2017:
$3,135	5.000%, 10/01/23 – AGM Insured	No Opt. Call	AA	3,458,501
2,750	5.000%, 10/01/25 – AGM Insured	No Opt. Call	AA	3,256,110
2,340	5.000%, 10/01/26 – AGM Insured	No Opt. Call	AA	2,855,011
2,010	5.000%, 10/01/27 – AGM Insured	4/27 at 100.00	AA	2,491,616
2,850	5.000%, 10/01/28 – AGM Insured	4/27 at 100.00	AA	3,533,373
2,350	5.000%, 10/01/29 – AGM Insured	4/27 at 100.00	AA	2,903,989
	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2014B:
2,315	5.000%, 7/01/21	No Opt. Call	A	2,315,000
1,805	5.000%, 7/01/22	No Opt. Call	A	1,889,420
4,000	5.000%, 7/01/23	No Opt. Call	A	4,361,520
26,210	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021C, 5.000%, 11/15/52 (Mandatory Put 11/15/26) (WI/DD, Settling 7/01/21)	No Opt. Call	AA	32,259,006
	Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th Cent Contract Payments, Refunding Senior Series 2017A:
2,000	5.000%, 11/01/29 – AGM Insured	11/27 at 100.00	AA	2,514,080
9,215	5.000%, 11/01/30 – AGM Insured	11/27 at 100.00	AA	11,525,201
	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Refunding Series 2011:
85	5.000%, 10/01/25 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R (5)	86,009
4,915	5.000%, 10/01/25	10/21 at 100.00	AA+	4,973,980
	Port Saint Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2014:
500	5.000%, 9/01/22	No Opt. Call	AA	528,030
510	5.000%, 9/01/23	No Opt. Call	AA	562,295
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
1,280	5.000%, 8/15/21	No Opt. Call	AA-	1,287,309
440	5.000%, 8/15/22	No Opt. Call	AA-	463,527
1,780	5.000%, 8/15/23	No Opt. Call	AA-	1,955,757
2,000	5.000%, 8/15/24	No Opt. Call	AA-	2,283,400
5,500	5.000%, 8/15/25	No Opt. Call	AA-	6,488,185
5,780	Tampa Bay, Florida, Regional Water Supply Authority, Utility System Revenue Bonds, Series 2015A, 5.000%, 10/01/26	10/25 at 100.00	AA+	6,900,164
890	Tampa, Florida, Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A, 5.000%, 9/01/21	No Opt. Call	A+	896,915
115	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	102,828
165	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/21 (7)	No Opt. Call	N/R	2

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$460	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (6)	8/21 at 100.00	N/R	448,629
280	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)	8/21 at 100.00	N/R	213,769
305	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)	8/21 at 100.00	N/R	3
275,174	Total Florida			304,554,422
	Georgia – 2.4%
14,775	Columbus Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Health, Series 2019A, 5.000%, 7/01/54 (Mandatory Put 7/01/26)	1/26 at 100.00	AA-	17,537,777
8,335	Columbus Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Health, Series 2019B, 5.000%, 7/01/54 (Mandatory Put 7/01/29)	1/29 at 100.00	AA-	10,619,540
1,680	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Second Resolution Series 2013, 5.000%, 10/01/22	No Opt. Call	Aa3	1,782,144
4,000	Fayette County Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Healthcare, Inc Project, Series 2019A, 5.000%, 7/01/54 (Mandatory Put 7/01/24)	1/24 at 100.00	AA-	4,451,600
2,885	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2020A, 2.750%, 12/01/35	6/29 at 100.00	AAA	3,099,182
	Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds, Series 2020:
4,100	5.000%, 6/01/22	No Opt. Call	AA	4,281,917
3,500	5.000%, 6/01/23	No Opt. Call	AA	3,822,455
5,000	5.000%, 6/01/24	No Opt. Call	AA	5,682,900
10,675	Georgia State, General Obligation Bonds, Series 2015A, 5.000%, 2/01/24	No Opt. Call	AAA	11,994,110
5,025	Georgia State, General Obligation Bonds, Series 2017A, 5.000%, 2/01/32	2/27 at 100.00	AAA	6,201,001
	Georgia State, General Obligation Bonds, Series 2021A:
15,385	5.000%, 7/01/22 (WI/DD, Settling 7/01/21)	No Opt. Call	AAA	16,137,788
23,040	5.000%, 7/01/23 (WI/DD, Settling 7/01/21)	No Opt. Call	AAA	25,272,806
35,780	5.000%, 7/01/24 (WI/DD, Settling 7/01/21)	No Opt. Call	AAA	40,865,769
4,530	Georgia State, General Obligation Bonds, Tranche 1 Series 2016A, 5.000%, 2/01/25	No Opt. Call	AAA	5,286,510
6,015	Georgia State, General Obligation Bonds, Tranche 2 Series 2016A, 5.000%, 2/01/28	2/26 at 100.00	AAA	7,229,008
11,700	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa1	13,043,160
9,860	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019C, 4.000%, 3/01/50 (Mandatory Put 9/01/26)	6/26 at 100.50	A3	11,404,865
2,390	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Series 2020B, 5.000%, 9/01/25	No Opt. Call	AA	2,838,651
168,675	Total Georgia			191,551,183
	Hawaii – 0.5%
17,130	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (AMT)	No Opt. Call	A-	18,745,359

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii (continued)
	Hawaii State, General Obligation Bonds, Series 2013EH:
$6,880	5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (5)	6,906,901
65	5.000%, 8/01/21 (ETM)	No Opt. Call	N/R (5)	65,254
2,490	HAWAIIAN ELECTRIC COMPANY INC and Its Subsidiaries, Special Purpose Revenue Bonds, Deparment of Budget and Finance of the State of Hawaii, Series 2015, 3.250%, 1/01/25 (AMT)	No Opt. Call	A-	2,686,809
5,740	Honolulu City and County, Hawaii, General Obligation Bonds, Refunding Series 2017D, 5.000%, 9/01/30	9/27 at 100.00	Aa1	7,169,375
2,170	Honolulu City and County, Hawaii, Wastewater System Revenue Bonds, First Bond Resolution, Refunding Senior Series 2015B, 5.000%, 7/01/26	7/25 at 100.00	Aa2	2,562,054
34,475	Total Hawaii			38,135,752
	Idaho – 0.7%
	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A:
4,500	5.000%, 3/01/25	No Opt. Call	A-	5,213,520
6,020	5.000%, 3/01/26	No Opt. Call	A-	7,189,927
4,320	5.000%, 3/01/27	No Opt. Call	A-	5,299,473
4,815	5.000%, 3/01/29	9/28 at 100.00	A-	6,093,768
4,880	5.000%, 3/01/31	9/28 at 100.00	A-	6,105,856
10,000	Idaho State, Tax Anticipation Notes, Series 2021, 3.000%, 6/30/22 (WI/DD, Settling 7/01/21)	No Opt. Call	N/R	10,288,000
12,935	Nez Perce County, Idaho, Pollution Control Revenue Bonds, Potlatch Corporation Project, Refunding Series 2016, 2.750%, 10/01/24	No Opt. Call	BBB-	13,797,635
47,470	Total Idaho			53,988,179
	Illinois – 6.6%
	Adams County School District 172, Quincy, Illinois, General Obligation Bonds, Series 2016:
580	4.000%, 2/01/22 – AGM Insured	No Opt. Call	AA	592,470
1,290	5.000%, 2/01/25 – AGM Insured	No Opt. Call	AA	1,482,507
1,455	5.000%, 2/01/27 – AGM Insured	2/26 at 100.00	AA	1,734,215
418	Cary, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2016, 2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	421,231
295	Cary, Illinois, Special Tax Bonds, Special Service Area 2, Refunding Series 2016, 2.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	297,280
	Chanpaign County Community Unit School District 4, Illinois, General Obligation Bonds, School Building Series 2020A:
400	0.000%, 1/01/22	No Opt. Call	AA	399,168
400	0.000%, 1/01/23	No Opt. Call	AA	396,788
550	0.000%, 1/01/26	No Opt. Call	AA	526,284
780	0.000%, 1/01/27	No Opt. Call	AA	732,459
585	0.000%, 1/01/28	No Opt. Call	AA	537,282

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$19,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	BB	25,940,722
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
8,340	5.000%, 12/01/21	No Opt. Call	BB	8,500,211
12,000	5.000%, 12/01/22	No Opt. Call	BB	12,767,400
3,205	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018A, 4.000%, 12/01/22	No Opt. Call	BB	3,364,833
4,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C, 5.000%, 12/01/22	No Opt. Call	BB	5,106,960
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A:
1,065	0.000%, 12/01/25	No Opt. Call	BB	1,006,542
1,455	0.000%, 12/01/26	No Opt. Call	BB	1,345,700
3,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2021B, 5.000%, 12/01/31	12/30 at 100.00	BB	4,265,008
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
1,910	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (5)	2,045,495
4,360	5.000%, 1/01/23	No Opt. Call	BBB+	4,647,280
7,575	5.000%, 1/01/24	No Opt. Call	BBB+	8,399,008
4,205	5.000%, 1/01/25	No Opt. Call	BBB+	4,828,517
1,855	5.000%, 1/01/26	No Opt. Call	BBB+	2,196,357
	Cook County High School District 212 Leyden, Illinois, General Obligation Bonds, Limited Tax Series 2016C:
1,025	5.000%, 12/01/23	No Opt. Call	AA	1,132,123
1,800	5.000%, 12/01/25	12/24 at 100.00	AA	2,086,650
2,830	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds, Series 2016A, 5.000%, 12/01/22	No Opt. Call	AAA	3,024,364
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C:
3,445	5.000%, 11/15/27	11/22 at 100.00	A+	3,662,690
3,000	5.000%, 11/15/33	11/22 at 100.00	A+	3,188,040
1,050	DuPage County School District 58 Downers Grove, Illinois, General Obligation Bonds, Limited Tax Capital Appreciation School Series 2018, 0.000%, 12/15/27	No Opt. Call	Aa1	957,222
8,080	Grundy, Kendall, and Will Counties Community Consolidated School District 201, Minooka, Illinois, General Obligation Bonds, Refunding School Series 2019, 3.000%, 10/15/27	10/26 at 100.00	AA-	8,897,130
833	Huntley, Illinois, Special Tax Bonds, Special Service Area 9, Refunding Series 2017, 2.200%, 3/01/22 – BAM Insured	No Opt. Call	AA	842,871
20,800	Illinois Development Finance Authority, Revenue Bonds, St Vincent de Paul Center Project, Series 2000A, 2.450%, 11/15/39 (Mandatory Put 3/03/26)	No Opt. Call	AA+	22,140,560
11,300	Illinois Finance Authority, Midwestern Disaster Area Industrial Development Revenue Bonds, Cargill, Incorporated Project, Series 2012, 1.750%, 11/01/38 (Mandatory Put 11/01/21)	No Opt. Call	A	11,345,087

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$10,155	Illinois Finance Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2012E-1, 2.250%, 11/15/42 (Mandatory Put 4/29/22)	No Opt. Call	AA+	10,329,971
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
5,510	5.000%, 2/15/22	No Opt. Call	AA+	5,676,788
4,010	5.000%, 2/15/23	No Opt. Call	AA+	4,324,825
8,665	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	AA+	9,102,669
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
350	5.000%, 9/01/21	No Opt. Call	AA+	352,797
770	5.000%, 9/01/22	No Opt. Call	AA+	813,628
620	5.000%, 9/01/23	No Opt. Call	AA+	684,003
2,240	5.000%, 9/01/24	No Opt. Call	AA+	2,568,384
865	5.000%, 9/01/25	9/24 at 100.00	AA+	991,515
	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016:
2,535	5.000%, 12/01/21	No Opt. Call	A3	2,584,128
2,770	5.000%, 12/01/22	No Opt. Call	A3	2,952,488
	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
865	5.000%, 7/01/21	No Opt. Call	AA-	865,000
1,000	5.000%, 7/01/23	No Opt. Call	AA-	1,095,650
925	5.000%, 7/01/24	No Opt. Call	AA-	1,054,685
1,100	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/21	No Opt. Call	A	1,119,239
945	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc, Refunding Series 2017C, 5.000%, 3/01/25	No Opt. Call	AA-	1,098,203
	Illinois Finance Authority, Revenue Bonds, Swedish Covenant Hospital, Series 2016A:
1,400	5.000%, 8/15/21 (ETM)	No Opt. Call	N/R (5)	1,408,022
1,000	5.000%, 8/15/22 (ETM)	No Opt. Call	N/R (5)	1,052,710
1,025	5.000%, 8/15/24 (ETM)	No Opt. Call	N/R (5)	1,171,698
2,000	5.000%, 8/15/25 (ETM)	No Opt. Call	N/R (5)	2,365,580
3,000	5.000%, 8/15/26 (ETM)	No Opt. Call	N/R (5)	3,657,690
3,265	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2021A, 5.000%, 10/01/25 (WI/DD, Settling 7/06/21)	No Opt. Call	AA+	3,876,404
2,100	Illinois Finance Authority, Water Facilities Revenue Bonds, American Water Capital Corporation Project, Refunding Series 2020, 0.700%, 5/01/40 (Mandatory Put 9/01/23)	No Opt. Call	A	2,102,457
1,545	Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds, Series 2018A, 3.500%, 8/01/31	8/27 at 100.00	AA	1,662,096
10,135	Illinois Housing Development Authority, Revenue Bonds, Green Series 2021B, 1.950%, 10/01/36	4/30 at 100.00	Aaa	10,079,663

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Refunding Series 2015A:
$5,115	5.000%, 2/01/22	No Opt. Call	A1	5,256,788
2,600	5.000%, 2/01/25	No Opt. Call	A1	3,007,992
5,000	Illinois State, General Obligation Bonds, December Series 2017A, 5.000%, 12/01/24	No Opt. Call	Baa2	5,734,950
4,250	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/22	No Opt. Call	Baa2	4,368,278
	Illinois State, General Obligation Bonds, November Series 2017D:
4,100	5.000%, 11/01/21	No Opt. Call	Baa2	4,165,231
19,070	5.000%, 11/01/22	No Opt. Call	Baa2	20,260,921
28,780	5.000%, 11/01/23	No Opt. Call	Baa2	31,786,934
11,230	5.000%, 11/01/24	No Opt. Call	Baa2	12,844,762
635	5.000%, 11/01/25	No Opt. Call	Baa2	748,208
7,500	3.250%, 11/01/26	No Opt. Call	Baa2	8,377,875
5,705	5.000%, 11/01/26	No Opt. Call	Baa2	6,889,871
15,340	5.000%, 11/01/27	No Opt. Call	Baa2	18,893,511
9,100	5.000%, 11/01/28	11/27 at 100.00	Baa2	11,151,868
5,000	Illinois State, General Obligation Bonds, November Series 2019B, 5.000%, 11/01/30	11/29 at 100.00	Baa2	6,359,600
10,610	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/28	2/27 at 100.00	Baa2	12,790,249
	Illinois State, General Obligation Bonds, Refunding March Series 2021C:
8,000	4.000%, 3/01/22	No Opt. Call	Baa2	8,201,280
7,500	4.000%, 3/01/23	No Opt. Call	Baa2	7,953,825
3,300	4.000%, 3/01/24	No Opt. Call	Baa2	3,601,554
	Illinois State, General Obligation Bonds, Series 2013:
4,205	5.000%, 7/01/21	No Opt. Call	Baa2	4,205,000
3,505	5.500%, 7/01/25	7/23 at 100.00	Baa2	3,854,764
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2014A:
1,855	5.000%, 12/01/21	No Opt. Call	AA-	1,891,822
2,345	5.000%, 12/01/22	No Opt. Call	AA-	2,503,639
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Refunding Senior Lien Series 2019C:
5,020	5.000%, 1/01/27	No Opt. Call	AA-	6,179,871
10,000	5.000%, 1/01/28	No Opt. Call	AA-	12,636,700
11,970	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014D, 5.000%, 1/01/24	No Opt. Call	AA-	13,346,789
	Kane County Community Unit School District 304 Geneva, Illinois, General Obligation Bonds, Refunding Series 2016:
2,520	5.000%, 1/01/26	No Opt. Call	AA+	2,992,424
5,080	5.000%, 1/01/27	1/26 at 100.00	AA+	6,102,248

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	LaSalle and Bureau Counties High School District 120 LaSalle-Peru, Illinois, General Obligation Bonds, School Building Series 2017:
$980	5.000%, 12/01/21 – BAM Insured	No Opt. Call	AA	998,787
1,000	5.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	1,065,140
1,085	5.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	1,200,053
1,235	5.000%, 12/01/26 – BAM Insured	No Opt. Call	AA	1,499,957
	LaSalle County, Illinois, General Obligation Bonds, Self-Insurance Series 2019:
1,495	4.000%, 12/01/25	No Opt. Call	Aa2	1,695,584
1,770	4.000%, 12/01/26	No Opt. Call	Aa2	2,048,368
	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2020:
250	4.000%, 5/01/22 – AGM Insured	No Opt. Call	AA	257,668
350	4.000%, 5/01/23 – AGM Insured	No Opt. Call	AA	371,746
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
775	5.000%, 12/15/25	No Opt. Call	BBB	920,522
1,925	5.000%, 12/15/26	No Opt. Call	BBB	2,353,178
360	5.000%, 12/15/27	No Opt. Call	BBB	451,332
1,945	5.000%, 12/15/28	12/27 at 100.00	BBB	2,423,509
650	5.000%, 12/15/30	12/27 at 100.00	BBB	807,658
	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2018:
364	2.450%, 3/01/22 – BAM Insured	No Opt. Call	AA	369,405
351	2.850%, 3/01/24 – BAM Insured	No Opt. Call	AA	370,547
	North Barrington, Lake County, Illinois, Special Tax Bonds, Special Service Area 19, Refunding Series 2019:
1,000	4.000%, 2/01/33 – BAM Insured	2/28 at 100.00	AA	1,132,390
1,000	4.000%, 2/01/36 – BAM Insured	2/28 at 100.00	AA	1,125,250
1,895	4.000%, 2/01/40 – BAM Insured	2/28 at 100.00	AA	2,117,757
2,000	4.000%, 2/01/44 – BAM Insured	2/28 at 100.00	AA	2,215,920
	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021:
325	5.000%, 10/01/25 – BAM Insured (WI/DD, Settling 7/07/21)	No Opt. Call	AA	381,641
250	5.000%, 10/01/26 – BAM Insured (WI/DD, Settling 7/07/21)	No Opt. Call	AA	301,450
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2017:
4,250	5.000%, 6/01/22	No Opt. Call	A	4,435,767
2,265	5.000%, 6/01/23	No Opt. Call	A	2,469,575
2,555	5.000%, 6/01/24	No Opt. Call	A	2,895,965
5,980	5.000%, 6/01/25	No Opt. Call	A	7,012,567

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood Grove Special Service Areas 1, 3 & 4, Refunding Series 2017:
$1,009	2.850%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,020,846
1,133	3.200%, 3/01/24 – BAM Insured	No Opt. Call	AA	1,198,816
1,000	3.300%, 3/01/25 – BAM Insured	No Opt. Call	AA	1,078,910
1,258	3.450%, 3/01/26 – BAM Insured	No Opt. Call	AA	1,381,108
1,218	3.600%, 3/01/28 – BAM Insured	3/27 at 100.00	AA	1,370,932
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Second Lien Series 2020A:
4,500	5.000%, 1/01/25	No Opt. Call	AA-	5,186,430
5,750	5.000%, 1/01/26	No Opt. Call	AA-	6,836,405
2,255	5.000%, 1/01/28	No Opt. Call	AA-	2,828,492
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Hospital Sisters Services, Inc Obligated Group, Series 2017A:
2,690	5.000%, 2/15/26	No Opt. Call	A+	3,224,745
3,590	5.000%, 2/15/27	No Opt. Call	A+	4,420,870
2,565	Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series 2015, 5.000%, 3/01/22	No Opt. Call	A	2,643,309
	Winnebago-Boone Counties School District 205 Rockford, Illinois, General Obligation Bonds, Series 2013:
6,220	0.000%, 2/01/22	No Opt. Call	A+	6,197,670
6,820	0.000%, 2/01/23	No Opt. Call	A+	6,740,547
478,379	Total Illinois			532,958,517
	Indiana – 2.8%
2,200	Hobart Building Corporation, Indiana, First Mortgage Revenue Bonds, Refunding Series 2016, 5.000%, 1/15/22	No Opt. Call	AA+	2,255,462
	Indiana Bond Bank, Advance Funding Program Notes, Series 2021A:
15,020	2.000%, 1/10/22	1/22 at 100.00	N/R	15,164,192
2,000	2.000%, 1/10/22	7/21 at 100.00	N/R	2,003,140
4,570	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2020A, 0.950%, 12/01/38 (Mandatory Put 4/01/26) (AMT)	No Opt. Call	A2	4,579,186
4,500	Indiana Finance Authority, Environmental Facilities Revenue Bonds, Indianapolis Power & Light Company Project, Refunding Series 2021B, 0.650%, 8/01/25 (WI/DD, Settling 7/30/21)	No Opt. Call	A	4,500,855
1,100	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A, 4.125%, 12/01/26	No Opt. Call	B-	1,204,555
12,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Long Term Rate Series 2019B, 2.250%, 12/01/58 (Mandatory Put 7/01/25)	1/25 at 100.00	AA	13,267,500
10,500	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015B, 1.650%, 12/01/42 (Pre-refunded 1/01/22) (Mandatory Put 7/01/22)	1/22 at 100.00	AA (5)	10,577,700

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$8,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding Series 2011M, 0.700%, 12/01/46 (Mandatory Put 1/01/26)	6/25 at 100.00	AA	8,001,280
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
435	4.000%, 10/01/21 (ETM)	No Opt. Call	N/R (5)	439,202
145	5.000%, 10/01/23 (ETM)	No Opt. Call	N/R (5)	160,666
5,000	Indiana Finance Authority, State Revolving Fund Program Bonds, Series 2011, 5.000%, 2/01/26 (Pre-refunded 2/01/22)	2/22 at 100.00	AAA (5)	5,142,150
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Refunding First Lien Series 2021-1:
10,455	5.000%, 10/01/22 (WI/DD, Settling 7/06/21)	No Opt. Call	AA	11,083,659
1,500	5.000%, 10/01/22 (WI/DD, Settling 7/06/21)	No Opt. Call	AA-	1,590,195
4,500	5.000%, 10/01/23 (WI/DD, Settling 7/06/21)	No Opt. Call	AA	4,982,310
5,000	5.000%, 10/01/24 (WI/DD, Settling 7/06/21)	No Opt. Call	AA	5,753,200
2,000	5.000%, 10/01/25 (WI/DD, Settling 7/06/21)	No Opt. Call	AA	2,381,940
4,900	5.000%, 10/01/26 (WI/DD, Settling 7/06/21)	No Opt. Call	AA	6,021,512
	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2015A:
820	5.000%, 10/01/23	No Opt. Call	AA	908,913
1,000	5.000%, 10/01/24	No Opt. Call	AA	1,151,850
1,800	5.000%, 10/01/25	10/24 at 100.00	AA	2,071,008
1,240	5.000%, 10/01/26	10/24 at 100.00	AA	1,423,470
850	5.000%, 10/01/27	10/24 at 100.00	AA	973,803
	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2011A-2:
70	2.000%, 11/15/36 (Pre-refunded 2/01/23)	No Opt. Call	N/R (5)	71,695
9,930	2.000%, 11/15/36 (Mandatory Put 2/01/23)	No Opt. Call	AA+	10,189,173
2,500	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2020A, 2.550%, 7/01/35	7/29 at 100.00	Aaa	2,614,875
3,500	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2020B-1, 1.950%, 7/01/35	7/29 at 100.00	Aaa	3,531,850
1,250	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Series 2021A, 1.900%, 7/01/36	7/30 at 100.00	Aaa	1,249,738
2,500	Indiana Housing and Community Development Authority, Single Family Mortgage Revenue Bonds, Social PAC Series 2021B, 1.900%, 7/01/36	7/30 at 100.00	Aaa	2,499,475
260	Indiana State University Board of Trustees, Indiana State University Housing and Dining System Revenue Bonds, Series 2014, 4.000%, 4/01/22	No Opt. Call	AA-	267,194
8,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2007B, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	AA	9,124,400
3,250	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Citizens Energy Group, Refunding 2nd Lien Series 2020A, 5.000%, 8/15/22	No Opt. Call	AA	3,427,190
10,675	Indianapolis, Indiana, Gas Utility Distribution System Revenue Bonds, Refunding 2nd Lien Series 2017A, 5.000%, 8/15/25	No Opt. Call	AA	12,616,889

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2014A:
$450	5.000%, 10/01/21	No Opt. Call	A+	455,310
505	5.000%, 10/01/22	No Opt. Call	A+	534,987
710	5.000%, 10/01/23	No Opt. Call	A+	780,730
445	5.000%, 10/01/24	No Opt. Call	A+	506,980
525	5.000%, 10/01/25	10/24 at 100.00	A+	602,574
760	5.000%, 10/01/26	10/24 at 100.00	A+	870,854
	Indianapolis, Indiana, Thermal Energy System Revenue Bonds, Refunding First Lien Series 2016A:
2,065	5.000%, 10/01/21	No Opt. Call	A+	2,089,367
4,690	5.000%, 10/01/22	No Opt. Call	A+	4,968,492
10,000	5.000%, 10/01/23	No Opt. Call	A+	10,996,200
5,525	Mount Vernon, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company Project, Refunding Series 2015, 0.875%, 9/01/55 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A1	5,529,641
1,000	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A, 5.000%, 1/01/22	No Opt. Call	A	1,023,280
2,500	Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating Company Project, Refunding Series 1995A, 1.350%, 7/01/25 (Mandatory Put 9/01/22)	No Opt. Call	A-	2,530,300
2,750	Rockport, Indiana, Pollution Control Revenue Bonds, AEP Generating Company Project, Refunding Series 1995B, 1.350%, 7/01/25 (Mandatory Put 9/01/22)	No Opt. Call	A-	2,783,330
13,020	Rockport, Indiana, Pollution Control Revenue Refunding Bonds, Indiana Michigan Power Company, Series 2002A, 2.750%, 6/01/25	No Opt. Call	A-	14,140,371
1,595	Vanderburgh County,Indiana, Redevelopment District Tax Increment Revenue bonds, Refunding Series 2014, 4.000%, 2/01/24	No Opt. Call	A	1,732,505
3,485	Warrick County, Indiana, Environmental Improvement Revenue Bonds, Southern Indiana Gas and Electric Company, Series 2015, 0.875%, 9/01/55 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A1	3,487,927
10,000	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2015, 5.000%, 11/01/45 (Mandatory Put 11/01/22) (AMT)	No Opt. Call	A2	10,652,700
10,970	Whiting, Indiana, Environmental Facilities Revenue Bonds, BP Products North America Inc Project, Series 2016A, 5.000%, 3/01/46 (Mandatory Put 3/01/23) (AMT)	No Opt. Call	A2	11,846,064
212,965	Total Indiana			226,761,839
	Iowa – 0.4%
	Des Moines Metropolitan Wastewater Reclamation Authority, Iowa, Sewer Revenue Bonds, Refunding Series 2021A:
2,450	5.000%, 6/01/24	No Opt. Call	AA	2,783,078
2,575	5.000%, 6/01/25	No Opt. Call	AA	3,030,595
1,610	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	7/21 at 103.00	BB-	1,643,713
4,915	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	BB-	5,383,449

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$9,730	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	10,548,779
3,000	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Green Series 2021A, 1.850%, 7/01/35	7/30 at 100.00	AAA	3,018,090
2,220	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2019D, 2.450%, 7/01/34	1/29 at 100.00	AAA	2,311,531
2,335	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2020A, 2.500%, 1/01/35	7/29 at 100.00	AAA	2,461,977
3,000	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Social Series 2021B, 2.000%, 7/01/36	7/30 at 100.00	AAA	3,029,250
1,425	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Seenior Lien Series Class 2 Series 2021B-1, 0.375%, 6/01/30	No Opt. Call	A	1,426,197
33,260	Total Iowa			35,636,659
	Kansas – 0.3%
5,300	Johnson County Unified School District 512, Shawnee Mission, Kansas, General Obligation Bonds, Refunding & Improvement Series 2021A, 4.000%, 10/01/23	No Opt. Call	Aaa	5,754,634
4,665	Olathe, Kansas, General Obligation Bonds, Temporary Notes Series 2020A, 3.000%, 8/01/21	No Opt. Call	N/R	4,676,196
10,000	Olathe, Kansas, General Obligation Bonds, Temporary Notes Series 2021A, 4.000%, 8/01/22 (WI/DD, Settling 7/15/21)	No Opt. Call	N/R	10,406,000
19,965	Total Kansas			20,836,830
	Kentucky – 2.6%
6,025	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2004A, 1.750%, 10/01/34 (Mandatory Put 9/01/26) (AMT)	No Opt. Call	A1	6,074,646
15,000	Carroll County, Kentucky, Pollution Control Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2016A, 1.550%, 9/01/42 (Mandatory Put 9/01/26)	No Opt. Call	A1	15,107,400
	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, Refunding Series 2021A:
3,520	5.000%, 11/01/23	No Opt. Call	A1	3,901,146
2,200	5.000%, 11/01/24	No Opt. Call	A1	2,527,580
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
1,375	5.000%, 6/01/22	No Opt. Call	Baa2	1,424,775
6,000	5.000%, 6/01/24	No Opt. Call	Baa2	6,660,120
4,200	5.000%, 6/01/25	No Opt. Call	Baa2	4,793,544
9,705	Kentucky Economic Development Finance Authority, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009B, 2.700%, 5/01/39 (Mandatory Put 11/10/21)	No Opt. Call	BBB+	9,785,551
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 125, Refunding Series 2021A:
4,500	5.000%, 9/01/22 (WI/DD, Settling 7/01/21)	No Opt. Call	A1	4,753,350
6,375	5.000%, 3/01/30 (WI/DD, Settling 7/01/21)	No Opt. Call	A1	6,580,084

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
$3,025	5.000%, 12/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (5)	3,156,920
2,995	5.000%, 12/01/24 (Pre-refunded 6/01/22)	6/22 at 100.00	BBB+ (5)	3,125,612
4,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001A, 0.900%, 9/01/26	No Opt. Call	A1	3,978,160
8,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (AMT)	No Opt. Call	A1	8,075,680
18,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2005A, 1.750%, 2/01/35 (Mandatory Put 7/01/26)	No Opt. Call	A1	18,435,240
24,685	Northern Kentucky Water District, Revenue Bonds, Bond Anticipation Note Series 2021A, 0.375%, 2/01/23	8/22 at 100.00	N/R	24,706,970
3,360	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Refunding Second Series 2016, 4.000%, 9/01/27	No Opt. Call	A1	3,979,920
2,500	Owen County, Kentucky, Water Facilities Revenue Bonds, Kentucky-American Water Company Project, Refunding Series 2020, 0.700%, 6/01/40 (Mandatory Put 9/01/23)	No Opt. Call	A	2,503,250
25,035	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 4/01/48 (Mandatory Put 4/01/24)	1/24 at 100.37	A2	27,361,753
8,970	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018B, 4.000%, 1/01/49 (Mandatory Put 1/01/25)	10/24 at 100.24	A2	9,966,118
5,010	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2018C-1, 4.000%, 12/01/49 (Mandatory Put 6/01/25)	3/25 at 100.19	A1	5,638,404
5,100	Public Energy Authority of Kentucky, Gas Supply Revenue Bonds, Series 2019C-1, 4.000%, 2/01/50 (Mandatory Put 2/01/28)	11/27 at 100.47	A1	6,080,322
7,400	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2001B, 1.350%, 11/01/27 (AMT)	No Opt. Call	A1	7,465,490
6,765	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2002A, 2.300%, 9/01/26 (Mandatory Put 9/01/21)	No Opt. Call	A1	6,787,798
18,165	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (Mandatory Put 9/01/27) (AMT)	No Opt. Call	A1	18,329,938
3,380	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Refunding Series 2013, 5.000%, 4/01/23 (ETM)	No Opt. Call	A+ (5)	3,585,572
205,290	Total Kentucky			214,785,343
	Louisiana – 4.1%
2,140	East Baton Rouge Parish, Louisiana, Sales Tax Revenue Bonds, Refunding Road & Street Improvement Series 2015, 5.000%, 8/01/22	No Opt. Call	AA	2,246,422
2,595	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	2,709,414

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A:
$33,425	5.000%, 6/01/23	No Opt. Call	A1	36,416,872
9,040	5.000%, 6/01/24	No Opt. Call	A1	10,145,321
	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A:
1,000	3.000%, 10/01/22	No Opt. Call	A	1,033,330
1,800	5.000%, 10/01/23	No Opt. Call	A	1,980,612
1,095	5.000%, 10/01/24	No Opt. Call	A	1,246,373
3,000	4.000%, 10/01/25	No Opt. Call	A	3,396,840
2,245	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Parish Road Improvements Project, Series 2015, 5.000%, 8/01/24	No Opt. Call	AA	2,562,510
24,310	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	27,126,313
6,070	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, Loop LLC Project, Series 2007A, 1.650%, 9/01/27 (Mandatory Put 12/01/23)	No Opt. Call	A3	6,160,868
7,025	Louisiana Offshore Terminal Authority, Deepwater Port Revenue Bonds, Loop LLC Project, Series 2013A, 1.650%, 9/01/33 (Mandatory Put 12/01/23)	No Opt. Call	A3	7,130,164
1,050	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/22	No Opt. Call	A	1,092,725
9,020	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020B, 5.000%, 5/15/50 (Mandatory Put 5/15/25)	11/24 at 102.04	A	10,556,106
29,790	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-1 Fixed Rate Mode, 5.000%, 6/01/45 (Mandatory Put 6/01/25)	No Opt. Call	A+	34,631,769
7,165	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-3 Term Rate Mode, 5.000%, 6/01/45 (Mandatory Put 6/01/23)	No Opt. Call	A+	7,791,937
1,650	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Refunding Series 2016A, 5.000%, 12/15/21	No Opt. Call	A	1,685,294
	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc- Student Housing Project, Refunding Series 2014:
710	5.000%, 9/01/21 – AGM Insured	No Opt. Call	AA	715,446
580	5.000%, 9/01/22 – AGM Insured	No Opt. Call	AA	611,535
1,445	5.000%, 9/01/23 – AGM Insured	No Opt. Call	AA	1,589,197
1,565	5.000%, 9/01/24 – AGM Insured	No Opt. Call	AA	1,787,496
2,020	Louisiana Stadium and Exposition District, Revenue Bonds, Bond Anticipation Notes Series 2020, 5.000%, 7/03/23	1/23 at 100.00	BBB+	2,156,047

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A:
$7,265	5.000%, 7/01/26	7/23 at 100.00	A2	7,913,982
1,345	5.000%, 7/01/29	7/23 at 100.00	A2	1,467,139
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017C:
2,545	5.000%, 5/01/29	11/27 at 100.00	AA-	3,205,428
3,000	5.000%, 5/01/30	11/27 at 100.00	AA-	3,764,070
3,070	5.000%, 5/01/31	11/27 at 100.00	AA-	3,839,864
15,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017D-1, 0.600%, 5/01/43 (Mandatory Put 5/01/23)	5/22 at 100.00	Aa3	15,017,400
7,690	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017D-2, 0.550%, 5/01/43 (Mandatory Put 5/01/22)	7/21 at 100.00	Aa3	7,691,384
	Louisiana State, General Obligation Bonds, Grant Anticipation Series 2021:
7,500	5.000%, 9/01/22	No Opt. Call	AA	7,926,825
4,550	5.000%, 9/01/23	No Opt. Call	AA	5,021,790
7,015	Louisiana State, General Obligation Bonds, Refunding Series 2014C, 5.000%, 8/01/22	No Opt. Call	AA-	7,383,498
6,245	Louisiana State, General Obligation Bonds, Series 2015A, 5.000%, 5/01/23	No Opt. Call	AA-	6,796,933
3,600	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/21	No Opt. Call	AA-	3,671,136
2,000	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/21	No Opt. Call	AA-	2,039,520
2,780	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A2	2,840,687
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
1,040	5.000%, 6/01/24	No Opt. Call	A	1,169,095
575	5.000%, 6/01/26	6/25 at 100.00	A	673,693
6,410	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	6,620,312
2,780	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2008, 6.100%, 6/01/38 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	3,679,608
3,665	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	4,215,959
19,925	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	20,391,444
18,030	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-2, 2.100%, 6/01/37 (Mandatory Put 7/01/24)	No Opt. Call	BBB-	18,673,671
18,755	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37 (Mandatory Put 7/01/26)	No Opt. Call	BBB	19,634,047
7,010	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017B-2, 2.375%, 6/01/37 (Mandatory Put 7/01/26)	No Opt. Call	BBB-	7,397,863
2,295	Shreveport, Louisiana, General Obligation Bonds, Series 2014, 5.000%, 9/01/21	No Opt. Call	BBB+	2,312,029

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$1,000	Shreveport, Louisiana, Revenue Bonds, Independence Stadium Project, Refunding Series 2016, 5.000%, 3/01/22 – BAM Insured	No Opt. Call	AA	1,030,600
	Terrebonne Levee and Conservation District, Louisiana, Public Improvement Sales Tax Bonds, Series 2013:
1,710	5.000%, 7/01/21 (Pre-refunded 7/01/23) (ETM)	No Opt. Call	A+ (5)	1,710,000
1,680	5.000%, 7/01/22 (Pre-refunded 7/01/23) (ETM)	No Opt. Call	A+ (5)	1,760,640
307,220	Total Louisiana			332,621,208
	Maine – 0.3%
	Auburn, Maine, General Obligation Bonds, Edward Little High School Project, Series 2021:
1,250	4.000%, 11/01/22	No Opt. Call	AA-	1,314,413
585	4.000%, 11/01/23	No Opt. Call	AA-	636,486
1,070	4.000%, 11/01/24	No Opt. Call	AA-	1,200,069
600	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2021A, 5.000%, 7/01/24 – AGM Insured	No Opt. Call	AA	683,346
2,765	Maine State Housing Authority, Multifamily Mortgage Purchase Bonds, Series 2021A, 1.850%, 11/15/36	5/30 at 100.00	AA+	2,742,382
1,055	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2020D, 2.300%, 11/15/35	5/29 at 100.00	AA+	1,086,471
3,000	Maine State Housing Authority, Single Family Mortgage Purchase Bonds, Series 2021B, 2.050%, 11/15/36	5/30 at 100.00	AA+	3,033,690
4,500	Maine State, General Obligation Bonds, Series 2020B, 5.000%, 6/01/23	No Opt. Call	AA	4,919,175
	Maine State, General Obligation Bonds, Series 2021B:
905	4.000%, 6/01/26	No Opt. Call	AA	1,056,642
5,415	5.000%, 6/01/27	No Opt. Call	AA	6,770,320
21,145	Total Maine			23,442,994
	Maryland – 1.4%
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
105	5.000%, 9/01/21	No Opt. Call	CCC	105,213
540	5.000%, 9/01/23	No Opt. Call	CCC	554,267
2,000	5.000%, 9/01/26	No Opt. Call	CCC	2,094,400
5,055	Howard County, Maryland, General Obligation Bonds, Consolidated Public Improvement Project, Series 2021A, 5.000%, 8/15/25	No Opt. Call	AAA	6,008,727
6,820	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2019C, 2.700%, 9/01/34	3/29 at 100.00	Aa1	7,251,706
4,250	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020A, 2.300%, 9/01/35	3/29 at 100.00	Aa1	4,360,585
2,430	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2020D, 1.950%, 9/01/35	9/29 at 100.00	Aa1	2,451,457
12,000	Maryland Community Development Administration Department of Housing and Community Development, Residential Revenue Bonds, Series 2021A, 1.800%, 9/01/36	3/30 at 100.00	Aa1	11,824,320

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$8,795	Maryland Economic Development Corporation, Pollution Control Revenue Bonds, Potomac Electric Power Company, Refunding Series 2019, 1.700%, 9/01/22	No Opt. Call	A-	8,931,059
10,000	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	BB-	10,192,500
	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare Inc, Series 2021:
1,105	5.000%, 1/01/22 (WI/DD, Settling 10/07/21)	No Opt. Call	Baa3	1,114,227
795	5.000%, 1/01/23 (WI/DD, Settling 10/07/21)	No Opt. Call	Baa3	829,264
545	5.000%, 1/01/24 (WI/DD, Settling 10/07/21)	No Opt. Call	Baa3	586,496
5,235	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical Systems, Series 2020B-1, 5.000%, 7/01/45 (Mandatory Put 7/01/25)	1/25 at 100.00	A	6,019,831
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
540	5.000%, 7/01/21	No Opt. Call	A-	540,000
1,000	5.000%, 7/01/22	No Opt. Call	A-	1,046,870
250	5.000%, 7/01/23	No Opt. Call	A-	273,280
500	5.000%, 7/01/24	No Opt. Call	A-	568,170
4,400	Maryland Transportation Authority, Passenger Facility Charge Revenue Bonds, Baltimore/Washington Internatonal Thurgood Marshall Airport Project, Series 2019, 5.000%, 6/01/25 (AMT)	No Opt. Call	A	5,133,656
4,400	Montgomery County, Maryland, General Obligation Bonds, Consolidated Public Improvement Series 2018A, 5.000%, 11/01/29	11/28 at 100.00	AAA	5,689,816
	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2020A:
1,500	5.000%, 7/15/21	No Opt. Call	AAA	1,502,655
6,285	5.000%, 7/15/22	No Opt. Call	AAA	6,604,404
3,500	5.000%, 7/15/23	No Opt. Call	AAA	3,846,255
	Prince George's County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2021A:
7,045	5.000%, 7/01/22	No Opt. Call	AAA	7,389,712
12,315	5.000%, 7/01/26	No Opt. Call	AAA	15,053,856
101,410	Total Maryland			109,972,726
	Massachusetts – 1.9%
20,045	Massachusetts Bay Transportation Authority, Sales Tax Revenue Bonds, Subordinated Series 2020B-2, 5.000%, 7/01/22	No Opt. Call	AA	21,021,793
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2014A:
555	5.000%, 7/01/21	No Opt. Call	B-	555,000
690	5.000%, 7/01/22	No Opt. Call	B-	696,189
625	5.000%, 7/01/23	No Opt. Call	B-	635,381
735	5.000%, 7/01/24	No Opt. Call	B-	751,119
795	5.000%, 7/01/25	7/24 at 100.00	B-	811,162

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$1,500	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-1, 5.000%, 7/01/25	No Opt. Call	A	1,766,430
	Massachusetts Development Finance Agency, Revenue Bonds, CareGroup Issue, Series 2018J-2:
2,775	5.000%, 7/01/29	7/28 at 100.00	A	3,508,654
2,750	5.000%, 7/01/30	7/28 at 100.00	A	3,454,495
2,495	5.000%, 7/01/31	7/28 at 100.00	A	3,123,141
2,100	5.000%, 7/01/32	7/28 at 100.00	A	2,622,921
	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2020G:
130	5.000%, 7/15/21, 144A	No Opt. Call	BB+	130,176
115	5.000%, 7/15/22, 144A	No Opt. Call	BB+	119,472
125	5.000%, 7/15/23, 144A	No Opt. Call	BB+	134,308
130	5.000%, 7/15/24, 144A	No Opt. Call	BB+	143,851
125	5.000%, 7/15/25, 144A	No Opt. Call	BB+	141,860
160	5.000%, 7/15/26, 144A	No Opt. Call	BB+	185,597
170	5.000%, 7/15/27, 144A	No Opt. Call	BB+	200,879
175	5.000%, 7/15/28, 144A	No Opt. Call	BB+	209,965
325	5.000%, 7/15/29, 144A	No Opt. Call	BB+	394,816
220	5.000%, 7/15/30, 144A	No Opt. Call	BB+	270,070
	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2019A:
1,325	5.000%, 7/01/21	No Opt. Call	BBB+	1,325,000
815	5.000%, 7/01/23	No Opt. Call	BBB+	887,470
2,000	Massachusetts Development Finance Agency, Revenue Bonds, Williams College, Series 2011N, 0.450%, 7/01/41 (Mandatory Put 7/01/25) (WI/DD, Settling 7/01/21)	1/25 at 100.00	AA+	1,996,380
2,225	Massachusetts Housing Finance Agency, Housing Bonds, Series 2019B-1, 2.750%, 12/01/34	12/28 at 100.00	AA	2,376,456
1,740	Massachusetts Housing Finance Agency, Housing Bonds, Series 2020A-3, 0.875%, 12/01/23	6/22 at 100.00	AA	1,747,517
5,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2020-220, 1.950%, 12/01/35	6/30 at 100.00	AA+	4,967,800
1,000	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Social Series 2021-221, 2.000%, 12/01/36	6/30 at 100.00	AA+	989,280
6,195	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020E, 5.000%, 11/01/25	No Opt. Call	Aa1	7,410,273
14,000	Massachusetts State, General Obligation Bonds, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa1	15,347,920
40,200	Massachusetts State, General Obligation Bonds, Refunding Series 2020A, 5.000%, 6/01/44 (Mandatory Put 6/01/23)	No Opt. Call	Aa1	43,903,626
12,332	North Middlesex Regional School District, Middlesex County, Massachusetts, General Obligation Bonds, Bond Anticipation Notes Series 2021, 2.000%, 2/04/22	No Opt. Call	N/R	12,472,877

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$5,275	University of Massachusetts Building Authority, Revenue Bonds, Refunding Senior Series 2021-1, 5.000%, 11/01/25	No Opt. Call	Aa2	6,312,276
16,211	Worcester, Massachusetts, General Obligation Bonds, Bond Anticipation Notes, Series 2020, 2.000%, 2/01/22	No Opt. Call	N/R	16,385,755
145,058	Total Massachusetts			156,999,909
	Michigan – 2.5%
1,000	Birmingham Public Schools, Oakland County, Michigan, General Obligation Bonds, School Building & Site Refunding Series 2020, 4.000%, 5/01/23	No Opt. Call	Aa2	1,070,500
1,100	Marquettte, Michigan, Electric Utility System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/21	No Opt. Call	AA-	1,100,000
1,865	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A-MI, 5.000%, 12/01/21	No Opt. Call	AA-	1,902,487
8,820	Michigan Finance Authority, State Aid Revenue Notes, Series 2020A-1, 4.000%, 8/20/21	No Opt. Call	N/R	8,866,481
	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020A-CL-1:
1,100	4.000%, 6/01/22	No Opt. Call	A	1,137,114
2,000	4.000%, 6/01/23	No Opt. Call	A	2,148,880
2,200	5.000%, 6/01/25	No Opt. Call	A	2,598,552
2,500	5.000%, 6/01/27	No Opt. Call	A	3,143,625
2,450	5.000%, 6/01/29	No Opt. Call	A	3,226,846
15,140	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding Series 2010F-1, 4.000%, 11/15/47 (Mandatory Put 6/01/23)	No Opt. Call	AA+	16,245,826
6,750	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2018A, 3.550%, 10/01/33	10/27 at 100.00	AA	7,432,290
3,830	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2021A, 0.550%, 4/01/25	10/22 at 100.00	AA	3,829,119
	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Fixed Rate Series 2018C:
3,505	3.550%, 6/01/29	12/27 at 100.00	AA+	3,920,237
3,825	3.650%, 6/01/30	12/27 at 100.00	AA+	4,250,149
3,810	3.700%, 12/01/30	12/27 at 100.00	AA+	4,236,911
1,805	3.350%, 12/01/34	6/28 at 100.00	AA+	1,953,552
5,150	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2016A, 3.100%, 12/01/31	6/26 at 100.00	AA+	5,498,861
9,770	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2019B, 2.700%, 12/01/34	12/28 at 100.00	AA+	10,366,361
14,835	Michigan Housing Development Authority, Single Family Mortgage Revenue Bonds, Series 2020C, 2.350%, 12/01/35	6/30 at 100.00	AA+	15,206,023
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2008C, 5.000%, 12/01/21	No Opt. Call	AA-	1,020,100

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program Series 2020B:
$27,220	5.000%, 11/15/28	No Opt. Call	AA+	35,258,610
28,245	5.000%, 11/15/29	No Opt. Call	AA+	37,323,790
8,485	Michigan Strategic Fund, Limited Obligation Pollution Control Revenue Refunding Bonds, Detroit Edison Company, Series 1995CC, 1.450%, 9/01/30 (Mandatory Put 9/01/21)	No Opt. Call	Aa3	8,501,800
8,025	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Detriot Edison Project, Refunding Series 2008, 1.450%, 8/01/29 (Mandatory Put 9/01/21)	No Opt. Call	Aa3	8,040,890
2,525	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D, 5.000%, 9/01/22	No Opt. Call	A+	2,665,314
12,715	Wayne County Airport Authority, Michigan, Revenue Bonds, Refunding Series 2017E, 4.000%, 12/01/23, 144A (AMT)	No Opt. Call	A1	13,822,985
179,670	Total Michigan			204,767,303
	Minnesota – 1.3%
1,680	Minneapolis-St Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Refunding Subordinate Lien Series 2014A, 5.000%, 1/01/24	No Opt. Call	A+	1,876,358
1,500	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020B, 2.400%, 1/01/35	7/29 at 100.00	AA+	1,557,165
2,605	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020E, 2.250%, 7/01/35	7/29 at 100.00	AA+	2,702,349
4,650	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2020I, 1.875%, 7/01/35	1/30 at 100.00	AA+	4,648,745
6,000	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2021D, 2.000%, 7/01/36	7/30 at 100.00	AA+	6,018,900
	Minnesota State, General Obligation Bonds, Refunding State Trunk Highway Series 2020E:
17,800	2.000%, 8/01/21	No Opt. Call	AAA	17,827,768
28,320	2.000%, 8/01/22	No Opt. Call	AAA	28,896,878
36,940	Minnesota State, General Obligation Bonds, Refunding Various Purpose Series 2015D, 5.000%, 8/01/23	No Opt. Call	AAA	40,629,937
900	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Series 2013A, 5.000%, 1/01/23	No Opt. Call	A-	962,874
2,890	Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health System, Refunding Series 2014B, 5.000%, 5/01/22	No Opt. Call	AA-	3,003,577
103,285	Total Minnesota			108,124,551
	Mississippi – 0.6%
1,000	Lowndes County, Mississippi, Solid Waste Disposal and Pollution Control Refunding Revenue Bonds (Weyerhaeuser Company Project), Series 1992A, 6.800%, 4/01/22	No Opt. Call	BBB	1,045,450
6,865	Mississippi Business Finance Corporation, Pollution Control Revenue, Mississippi Power, Series 2002, 3.200%, 9/01/28	3/24 at 100.00	A-	7,222,186
9,385	Mississippi Business Finance Corporation, Revenue Bonds, Mississippi Power Company Project, First Series 2010, 2.750%, 12/01/40 (Mandatory Put 12/09/21)	No Opt. Call	A-	9,483,449
7,670	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2019, 2.500%, 4/01/22	8/21 at 100.00	BBB+	7,716,250

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Mississippi (continued)
$1,000	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2020A, 2.250%, 12/01/35	6/29 at 100.00	Aaa	1,033,670
500	Mississippi Home Corporation, Single Family Mortgage Revenue Bonds, Series 2021A, 1.800%, 12/01/35	6/30 at 100.00	Aaa	497,375
9,750	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Refunding Series 2020A-1, 5.000%, 9/01/44 (Mandatory Put 9/01/25)	3/25 at 100.00	BBB+	11,181,007
3,680	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2015A, 5.000%, 9/01/24	No Opt. Call	BBB+	4,173,341
3,395	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, North Mississippi Health Services, Series 2020-II, 5.000%, 10/01/40 (Mandatory Put 3/01/27)	12/26 at 100.00	AA	4,038,319
	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A:
275	5.000%, 10/15/21	No Opt. Call	A+	278,008
350	5.000%, 10/15/22	No Opt. Call	A+	369,691
250	5.000%, 10/15/23	No Opt. Call	A+	275,612
200	5.000%, 10/15/24	No Opt. Call	A+	228,364
1,220	5.000%, 10/15/25	No Opt. Call	A+	1,438,356
45,540	Total Mississippi			48,981,078
	Missouri – 1.1%
	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A:
765	4.000%, 11/01/22	No Opt. Call	N/R	783,850
755	4.000%, 11/01/23	No Opt. Call	N/R	784,528
	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, Refunding & School Building Series 2020:
7,665	4.000%, 3/01/29	No Opt. Call	AA+	9,382,650
7,510	4.000%, 3/01/30	3/29 at 100.00	AA+	9,161,975
24,750	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Market-Adjusted Tax Exempt Securities Series 1992, 1.600%, 12/01/22	8/21 at 100.50	A	24,898,747
5,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Refunding Series 1998A, 2.900%, 9/01/33	7/27 at 102.00	A	5,414,300
11,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998B, 2.900%, 9/01/33	7/27 at 102.00	A	11,913,550
5,195	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%, 9/01/33	6/27 at 102.00	A	5,575,949
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013:
2,545	4.000%, 5/01/22	No Opt. Call	BBB	2,612,061
1,320	5.000%, 5/01/23	No Opt. Call	BBB	1,419,462
940	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2019C, 2.500%, 11/01/34	5/29 at 100.00	AA+	986,821

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$1,195	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2021A, 1.950%, 11/01/36	5/30 at 100.00	AA+	1,205,492
	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Plum Point Project, Refunding Series 2014A:
2,420	5.000%, 1/01/25	No Opt. Call	A	2,787,332
5,035	5.000%, 1/01/26	1/25 at 100.00	A	5,798,205
	Saint Charles County Francis Howell School District, Missouri, General Obligation Bonds, Series 2020:
1,980	4.000%, 3/01/30	3/28 at 100.00	AA	2,364,813
1,480	4.000%, 3/01/31	3/28 at 100.00	AA	1,755,650
	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Airport, Refunding Series 2015:
1,725	5.000%, 7/01/21	No Opt. Call	A2	1,725,000
1,000	5.000%, 7/01/22	No Opt. Call	A2	1,046,770
1,085	5.000%, 7/01/23	No Opt. Call	A2	1,188,542
83,365	Total Missouri			90,805,697
	Montana – 0.5%
30,720	Forsyth, Rosebud County, Montana, Pollution Control Revenue Refunding Bonds, Northwestern Corporation Colstrip Project, Series 2016, 2.000%, 8/01/23	No Opt. Call	A	31,442,227
	Lewis and Clark County School District 9 East Helena, Montana, General Obligation Bonds, School Building Series 2018:
1,000	5.000%, 7/01/27	No Opt. Call	A+	1,242,480
1,055	5.000%, 7/01/28	No Opt. Call	A+	1,338,458
1,335	5.000%, 7/01/29	7/28 at 100.00	A+	1,686,919
800	Montana Board of Housing, Single Family Mortgage Bonds, Series 2021A-1, 1.850%, 12/01/36	6/30 at 100.00	AA+	802,512
34,910	Total Montana			36,512,596
	Nebraska – 0.6%
8,000	Central Plains Energy Project, Nebraska, Gas Project 4 Revenue Bonds, Series 2018A, 5.000%, 3/01/50 (Mandatory Put 1/01/24)	10/23 at 100.43	A2	8,853,280
815	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2020B, 5.000%, 11/15/53 (Mandatory Put 11/15/25)	8/25 at 100.00	AA-	959,247
1,000	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/22	No Opt. Call	A	1,062,740
	Douglas County School District 17 Millard, Nebraska, General Obligation Bonds, Series 2020:
1,275	5.000%, 12/15/28	No Opt. Call	AA	1,657,857
1,500	5.000%, 12/15/29	No Opt. Call	AA	1,989,795
1,590	5.000%, 12/15/30	No Opt. Call	AA	2,150,014

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$1,000	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 3.500%, 11/01/27 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (5)	1,010,860
5,555	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2019D, 2.600%, 9/01/34	3/29 at 100.00	AA+	5,846,693
8,620	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2020A, 2.350%, 9/01/35	3/29 at 100.00	AA+	8,949,715
2,400	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2021A, 1.850%, 9/01/35	3/30 at 100.00	AA+	2,405,160
	Nebraska Public Power District, General Revenue Bonds, Series 2015A-2:
160	5.000%, 1/01/24 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (5)	163,854
1,615	5.000%, 1/01/24	1/22 at 100.00	A+	1,651,370
1,500	Nebraska Public Power District, General Revenue Bonds, Series 2021A Forward Delivery, 5.000%, 1/01/23 (WI/DD, Settling 10/07/21)	No Opt. Call	A+	1,583,655
1,645	Papio-Missouri River Natural Resources District, Nebraska, Flood Protection and Water Quality Enhancement Revenue Bonds, Series 2017, 5.000%, 12/15/22 (Pre-refunded 6/15/22)	6/22 at 100.00	AA (5)	1,721,410
6,450	Washington County, Nebraska, Wastewater and Solid Waste Disposal Facilities Revenue Bonds, Cargill Inc Project, Variable Rate Demand Series 2012, 0.900%, 9/01/30 (Mandatory Put 9/01/25) (AMT)	No Opt. Call	A	6,538,752
43,125	Total Nebraska			46,544,402
	Nevada – 1.0%
	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2020A:
1,000	3.000%, 6/15/22	No Opt. Call	A+	1,026,740
1,000	3.000%, 6/15/24 – AGM Insured	No Opt. Call	AA	1,078,890
2,025	Clark County, Nevada, Airport Revenue Bonds, Jet Aviation Fuel Tax, Refunding Series 2013A, 5.000%, 7/01/21 (AMT)	No Opt. Call	A1	2,025,000
	Clark County, Nevada, Airport Revenue Bonds, Junior Subordinate Lien Notes Series 2021B:
1,500	5.000%, 7/01/22 (AMT)	No Opt. Call	A1	1,571,235
1,925	5.000%, 7/01/23 (AMT)	No Opt. Call	A1	2,105,469
2,000	5.000%, 7/01/24 (AMT)	No Opt. Call	A1	2,272,680
3,100	5.000%, 7/01/25 (AMT)	No Opt. Call	A1	3,638,532
	Clark County, Nevada, Highway Revenue Bonds, Indexed Fuel Tax & Motor Vehicle Fuel Tax Series 2021:
2,730	5.000%, 7/01/22	No Opt. Call	AA-	2,861,886
3,355	5.000%, 7/01/23	No Opt. Call	AA-	3,675,906
3,520	5.000%, 7/01/24	No Opt. Call	AA-	4,013,504
3,700	5.000%, 7/01/25	No Opt. Call	AA-	4,370,107
1,860	Clark County, Nevada, Pollution Control Revenue Bonds, Nevada Power Company Project, Refunding Series 2017, 1.650%, 1/01/36 (Mandatory Put 3/31/23)	No Opt. Call	A+	1,901,776

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$3,620	Director of Nevada State Department of Business and Industry, Revenue Bonds, Brightline West Passenger Rail Project, Variable Rate Demand Obligations, Series 2020A, 0.250%, 1/01/50 (Mandatory Put 2/01/22), 144A (AMT) (WI/DD, Settling 7/01/21)	8/21 at 100.00	VMIG 1	3,620,000
	Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Refunding Series 2017B:
830	5.000%, 7/01/23	No Opt. Call	Aa3	899,811
850	5.000%, 7/01/25	No Opt. Call	Aa3	984,139
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Limited Tax Refunding Series 2021C:
6,500	5.000%, 6/01/24	No Opt. Call	Aa1	7,393,880
13,660	5.000%, 6/01/25	No Opt. Call	Aa1	16,111,833
13,020	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Limited Tax Refunding Water Series 2021A, 5.000%, 6/01/24	No Opt. Call	Aa1	14,810,510
	Nevada Housing Division, Single Family Housing Mortgage Revenue Bonds, Refunding Series 2021A:
1,945	1.850%, 10/01/33	10/30 at 100.00	AA+	1,938,620
2,000	2.000%, 10/01/36	10/30 at 100.00	AA+	1,996,940
145	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A, 2.500%, 6/15/24, 144A	No Opt. Call	Ba2	147,712
70,285	Total Nevada			78,445,170
	New Hampshire – 0.2%
13,070	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds, United Illuminating Company, Refunding Series 2003A, 2.800%, 10/01/33 (Mandatory Put 10/02/23)	No Opt. Call	A	13,654,621
1,195	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Elliot Hospital, Series 2016, 5.000%, 10/01/21	No Opt. Call	A-	1,209,137
2,710	New Hampshire State, General Obligation Bonds, Capital Improvement Series 2020C, 5.000%, 12/01/26	No Opt. Call	Aa1	3,349,506
16,975	Total New Hampshire			18,213,264
	New Jersey – 5.8%
13,526	Avalon Borough, New Jersey, General Obligation Bonds, Bond Anticipation Notes Series 2021, 0.750%, 2/11/22	No Opt. Call	N/R	13,569,973
8,515	Bergen County Improvement Authority, New Jersey, County Guaranteed Project Note, Bergen New Bridge Medical Center Project, Series 2020, 3.000%, 8/15/22	No Opt. Call	N/R	8,774,367
30,750	Burlington County Bridge Commission, New Jersey, Governmental Leasing Program Revenue Bonds, County Guaranteed, Series 2021A, 1.000%, 4/14/22	No Opt. Call	N/R	30,957,870
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Refunding Series 2018B:
8,515	5.000%, 1/01/23	No Opt. Call	A+	9,124,504
6,675	5.000%, 1/01/24	No Opt. Call	A+	7,456,976

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	Delran Township, New Jersey, General Obligation Bonds, Series 2019:
$1,000	2.000%, 10/15/27	No Opt. Call	AA	1,063,970
1,000	2.000%, 10/15/28	No Opt. Call	AA	1,059,500
1,000	2.000%, 10/15/29	No Opt. Call	AA	1,050,010
1,320	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	BBB-	1,392,600
	Gloucester Township, New Jersey, General Obligation Bonds, Series 2019:
3,640	2.000%, 2/01/26 – BAM Insured	No Opt. Call	AA	3,782,288
3,975	2.000%, 2/01/27 – BAM Insured	No Opt. Call	AA	4,138,055
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson County Courthouse Project, Refunding Series 2020:
485	4.000%, 10/01/25	No Opt. Call	AA	555,272
755	5.000%, 10/01/26	No Opt. Call	AA	922,912
20,000	Mercer County, New Jersey, General Obligation Bonds, Bond Anticipation Series 2021A, 1.000%, 6/08/22	No Opt. Call	N/R	20,155,200
	Monmouth County Improvement Authority, New Jersey, Governmental Pooled Loan Revenue Bonds, Series 2020:
600	4.000%, 12/01/21	No Opt. Call	AAA	609,576
850	4.000%, 12/01/22	No Opt. Call	AAA	896,130
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,475	5.000%, 6/15/22	No Opt. Call	BBB	1,533,823
520	5.000%, 6/15/22	No Opt. Call	AA	543,234
6,565	5.000%, 6/15/23	6/22 at 100.00	BBB	6,822,479
4,520	5.000%, 6/15/24	6/22 at 100.00	BBB	4,691,715
8,620	5.000%, 6/15/25	6/22 at 100.00	BBB	8,931,785
6,000	5.000%, 6/15/26	6/22 at 100.00	BBB	6,205,140
795	4.250%, 6/15/27	6/22 at 100.00	BBB	814,144
10,065	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/29	No Opt. Call	Baa1	12,954,259
5,730	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	Baa3	6,094,829
10,545	New Jersey Economic Development Authority, Revenue Bonds, Municipal Rehabilitation, Refunding Series 2019A, 5.250%, 4/01/25	No Opt. Call	BBB	12,326,683
5,020	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%, 11/01/21	No Opt. Call	Baa1	5,098,563
17,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.000%, 6/15/22	No Opt. Call	Baa1	17,766,360
3,130	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.000%, 6/15/26	No Opt. Call	Baa1	3,771,243

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ:
$245	5.000%, 6/15/23	No Opt. Call	Baa1	267,667
300	5.000%, 6/15/24	No Opt. Call	Baa1	340,200
525	5.000%, 6/15/25	No Opt. Call	Baa1	614,922
2,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/21	7/21 at 100.00	Baa1	2,006,300
2,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2012II, 5.000%, 3/01/25	3/22 at 100.00	Baa1	2,062,220
7,010	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2014PP, 5.000%, 6/15/30	6/24 at 100.00	Baa1	7,895,293
2,715	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020B, 1.200%, 11/01/34 (Mandatory Put 6/01/23) (AMT)	No Opt. Call	A+	2,746,684
2,500	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020C, 1.150%, 6/01/23 (AMT)	No Opt. Call	A+	2,533,025
2,835	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American Water Company Inc Project, Refunding Series 2020E, 0.850%, 12/01/25 (AMT)	No Opt. Call	A+	2,816,289
545	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University Issue, Series 2007A, 5.250%, 7/01/21 – AGC Insured	No Opt. Call	AA	545,000
5,340	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-1, 5.000%, 7/01/43 (Mandatory Put 7/01/24)	4/24 at 100.87	AA-	6,066,881
4,830	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Term Series 2019B-2, 5.000%, 7/01/42 (Mandatory Put 7/01/25)	4/25 at 100.85	AA-	5,670,903
	New Jersey Infrastructure Bank, Environmental Infrastructure Bonds, Green Series 2021A-1:
3,785	5.000%, 9/01/22	No Opt. Call	AAA	3,999,912
3,955	5.000%, 9/01/23	No Opt. Call	AAA	4,366,913
4,125	5.000%, 9/01/24	No Opt. Call	AAA	4,738,181
4,295	5.000%, 9/01/25	No Opt. Call	AAA	5,111,050
	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A:
8,035	4.000%, 6/01/23	No Opt. Call	A3	8,607,413
10,050	5.000%, 6/01/24	No Opt. Call	A3	11,397,403
15,000	5.000%, 6/01/25	No Opt. Call	A3	17,609,100
11,415	5.000%, 6/01/26	No Opt. Call	A3	13,812,607

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2018A:
$14,880	3.000%, 6/15/22	No Opt. Call	A+	15,270,600
1,885	5.000%, 6/15/22	No Opt. Call	A+	1,970,334
3,545	5.000%, 6/15/24	No Opt. Call	A+	4,013,791
5,145	5.000%, 6/15/28	6/26 at 100.00	A+	6,140,352
2,715	5.000%, 6/15/29	6/26 at 100.00	A+	3,223,465
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019A:
5,660	5.000%, 12/15/24	No Opt. Call	Baa1	6,537,866
5,185	5.000%, 12/15/25	No Opt. Call	Baa1	6,175,128
9,780	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 5.000%, 6/15/32	12/28 at 100.00	Baa1	12,305,489
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A:
3,010	5.000%, 6/15/26	No Opt. Call	Baa1	3,627,803
2,500	5.000%, 6/15/27	No Opt. Call	Baa1	3,085,250
1,700	Passaic Valley Sewer Commissioners, New Jersey, Sewer Revenue Bonds, Series 2010G, 5.750%, 12/01/22	No Opt. Call	A2	1,825,426
2,600	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (AMT)	No Opt. Call	BBB	2,764,502
12,020	Somerset County, New Jersey, General Obligation Bonds, Bond Anticpation Notes Series 2020, 4.000%, 9/09/21	No Opt. Call	N/R	12,107,746
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A:
2,445	5.000%, 6/01/22	No Opt. Call	A	2,551,309
1,325	5.000%, 6/01/23	No Opt. Call	A	1,444,369
6,370	5.000%, 6/01/24	No Opt. Call	A	7,221,669
5,980	5.000%, 6/01/25	No Opt. Call	A	7,022,135
10,025	5.000%, 6/01/26	No Opt. Call	A	12,143,683
6,135	5.000%, 6/01/29	6/28 at 100.00	A	7,762,186
3,900	5.000%, 6/01/31	6/28 at 100.00	A-	4,884,516
2,005	4.000%, 6/01/37	6/28 at 100.00	A-	2,340,777
4,930	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 3.200%, 6/01/27	No Opt. Call	BBB	5,055,912
6,795	Toms River Board of Education, Ocean County, New Jersey, General Obligation Bonds, Regional Schools Series 2019, 2.250%, 7/15/28	7/26 at 100.00	AA-	7,153,708
26,062	Toms River, Ocean County, New Jersey, General Obligation Bonds, BAN Series 2021, 1.000%, 6/15/22	No Opt. Call	N/R	26,288,479

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	Union County, New Jersey, General Obligation Bonds, Refunding Series 2017:
$6,695	3.000%, 3/01/28	9/25 at 100.00	Aaa	7,290,185
6,105	3.000%, 3/01/29	9/25 at 100.00	Aaa	6,630,335
433,493	Total New Jersey			473,108,438
	New Mexico – 0.8%
11,060	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016A, 1.875%, 4/01/33 (Mandatory Put 10/01/21)	No Opt. Call	BBB	11,100,480
26,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan and Four Corners Projects, Refunding Series 2016B, 1.875%, 4/01/33 (Mandatory Put 10/01/21)	No Opt. Call	BBB	26,095,160
4,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010B, 2.125%, 6/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	4,064,360
2,290	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2019D, 2.800%, 7/01/34	1/29 at 100.00	Aaa	2,440,247
2,000	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Class 1 Series 2021A, 1.950%, 7/01/36	7/30 at 100.00	Aaa	2,006,320
6,135	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds, Refunding & Aquisition Sub-Series 2019A, 5.000%, 11/01/39 (Mandatory Put 5/01/25)	2/25 at 100.73	Aa2	7,136,845
	San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Refunding Series 2015A:
1,510	5.000%, 6/15/22	No Opt. Call	A+	1,578,222
1,565	5.000%, 6/15/23	No Opt. Call	A+	1,704,974
1,625	5.000%, 6/15/24	No Opt. Call	A+	1,839,386
1,690	5.000%, 6/15/25	No Opt. Call	A+	1,979,260
1,760	5.000%, 6/15/26	6/25 at 100.00	A+	2,052,970
750	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, Series 2019B-2, 2.250%, 5/15/24	11/21 at 100.00	BB+	753,052
1,000	Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL Castillo Retirement Residences Project, TEMPS 85 Series 2019B-1, 2.625%, 5/15/25	11/21 at 100.00	BB+	1,005,220
61,385	Total New Mexico			63,756,496
	New York – 9.5%
27,235	Binghamton, New York, General Obligation Bonds, Anticipation Notes, Various Improvements Series 2021, 1.000%, 4/15/22	No Opt. Call	N/R	27,408,464
31,335	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021B, 5.000%, 3/15/27	No Opt. Call	AA+	38,920,890
1,275	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer Center, Series 2012-1, 5.000%, 7/01/23 (Pre-refunded 1/01/22)	1/22 at 100.00	AA (5)	1,305,779
1,725	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A, 5.000%, 9/01/27	No Opt. Call	BBB	2,131,255
500	Dormitory Authority of the State of New York, Revenue Bonds, Northwell Healthcare Inc, Series 2019B-3, 5.000%, 5/01/48 (Mandatory Put 5/01/26)	11/25 at 100.00	A-	591,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series 2014, 5.000%, 7/01/23	No Opt. Call	A	546,770
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017:
1,200	4.000%, 12/01/21, 144A	No Opt. Call	BBB-	1,217,940
1,000	5.000%, 12/01/22, 144A	No Opt. Call	BBB-	1,064,840
2,000	5.000%, 12/01/23, 144A	No Opt. Call	BBB-	2,217,700
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of Technology, Series 2020A Forward Delivery:
1,780	5.000%, 7/01/22	No Opt. Call	A1	1,866,739
1,000	5.000%, 7/01/24	No Opt. Call	A1	1,137,620
1,000	5.000%, 7/01/25	No Opt. Call	A1	1,177,190
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2012A:
5	5.000%, 12/15/21 (ETM)	No Opt. Call	N/R (5)	5,110
13,315	5.000%, 12/15/21	No Opt. Call	AA+	13,419,943
7,845	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D, 5.000%, 2/15/27	No Opt. Call	AA+	9,721,681
18,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5, 5.000%, 3/15/25	No Opt. Call	AA+	21,050,100
3,030	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021A, 5.000%, 3/15/26	No Opt. Call	AA+	3,661,119
10,000	Evans-Brant Central School District, Erie County, New York, General Oligation Bonds, Series 2021C, 1.500%, 6/24/22	No Opt. Call	N/R	10,137,200
	Islip, Suffolk County, New York, General Obligation Bonds, Refunding Series 2021C:
1,120	4.000%, 10/15/22 (WI/DD, Settling 7/19/21)	No Opt. Call	Aaa	1,173,906
1,165	4.000%, 10/15/23 (WI/DD, Settling 7/19/21)	No Opt. Call	Aaa	1,263,349
1,210	4.000%, 10/15/24 (WI/DD, Settling 7/19/21)	No Opt. Call	Aaa	1,353,264
1,255	4.000%, 10/15/25 (WI/DD, Settling 7/19/21)	No Opt. Call	Aaa	1,443,639
17,106	Lake Placid Central School District, Essex County, New York, General Obligation Bonds, Anticipation Notes Series 2021, 1.500%, 6/24/22	No Opt. Call	N/R	17,326,119
8,790	Long Island Power Authority, New York, Electric System General Revenue Bonds, Notes Series 2021, 1.000%, 9/01/25	9/23 at 100.00	A	8,894,953
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A:
700	0.000%, 6/01/22 – AGM Insured	No Opt. Call	AA	696,626
1,350	0.000%, 6/01/23 – AGM Insured	No Opt. Call	AA	1,332,936
1,045	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2020A, 5.000%, 9/01/25	No Opt. Call	A	1,242,118
1,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012B, 5.000%, 9/01/21	No Opt. Call	A	1,007,940

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$13,350	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Bond Anticipation Series 2019A, 5.000%, 3/01/22	No Opt. Call	N/R	13,773,061
5,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Refunding Green Series 2016B-2, 5.000%, 11/15/32	11/26 at 100.00	AA	6,004,750
14,330	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22	No Opt. Call	N/R	14,925,268
28,975	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	30,569,494
4,865	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019F, 5.000%, 11/15/22	No Opt. Call	N/R	5,178,355
41,235	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-2S, 4.000%, 2/01/22	No Opt. Call	N/R	42,130,212
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2020E:
1,500	5.000%, 11/15/30	No Opt. Call	A3	1,997,760
2,250	5.000%, 11/15/32	11/30 at 100.00	A3	2,946,870
7,675	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2012F, 5.000%, 11/15/30	11/22 at 100.00	A3	8,134,656
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2012D:
1,000	5.000%, 11/15/26	11/22 at 100.00	A3	1,060,170
1,635	5.000%, 11/15/29	11/22 at 100.00	A3	1,730,844
6,785	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Variable Rate Demand Obligations, Series 2005D-1, 0.364%, 11/01/35 (Mandatory Put 4/01/24) (SOFR *67% reference rate + 0.330% spread) (4)	1/24 at 100.00	A3	6,786,628
	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B:
2,010	5.000%, 7/01/23	No Opt. Call	A-	2,198,015
1,075	5.000%, 7/01/24	No Opt. Call	A-	1,216,739
650	5.000%, 7/01/25	7/24 at 100.00	A-	737,159
1,000	5.000%, 7/01/26	7/24 at 100.00	A-	1,133,130
1,500	5.000%, 7/01/27	7/24 at 100.00	A-	1,697,775
19,330	Nassau County, New York, General Obligation Bonds, Revenue Anticipation Note Series 2021B, 2.000%, 1/07/22	No Opt. Call	N/R	19,518,661
34,105	Nassau County, New York, General Obligation Bonds, Tax Anticipation Notes Series 2021B, 2.000%, 12/10/21	No Opt. Call	N/R	34,392,505
5,530	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Green Series 2020D-1B, 2.000%, 11/01/35	5/28 at 100.00	AA+	5,435,713
2,040	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Green Series 2020D-2, 0.700%, 5/01/60 (Mandatory Put 11/01/24)	11/22 at 100.00	AA+	2,047,099

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018C-2A:
$3,500	2.200%, 11/01/21	7/21 at 100.00	AA+	3,502,695
34,540	2.350%, 7/01/22	7/21 at 100.00	AA+	34,812,866
13,000	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018L-2, 2.750%, 5/01/50 (Mandatory Put 12/29/23)	12/22 at 100.00	AA+	13,445,640
	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019A-3A:
3,730	3.450%, 11/01/34	2/27 at 100.00	AA+	4,052,309
2,785	1.125%, 5/01/60 (Mandatory Put 11/01/24)	5/22 at 100.00	AA+	2,800,847
5,510	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2019G-1B, 2.550%, 11/01/34	5/27 at 100.00	AA+	5,646,923
1,330	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, The Churchill School and Center for Learning Disabilities Inc, Short Term Auction Rate Series 1999, 2.250%, 10/01/29 – AGM Insured	No Opt. Call	AA	1,353,129
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
1,000	5.000%, 1/01/24 – AGM Insured	No Opt. Call	AA	1,116,620
1,000	5.000%, 1/01/25 – AGM Insured	No Opt. Call	AA	1,158,580
1,000	5.000%, 1/01/26 – AGM Insured	No Opt. Call	AA	1,194,330
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries A:
25,015	5.000%, 11/01/23	No Opt. Call	AAA	27,804,172
5,870	5.000%, 11/01/24	No Opt. Call	AAA	6,781,024
8,000	5.000%, 11/01/26	No Opt. Call	AAA	9,849,600
13,220	5.000%, 11/01/27	No Opt. Call	AAA	16,701,884
13,545	New York City, New York, General Obligation Bonds, Fiscal 2008 Series J-4, 5.000%, 8/01/24	No Opt. Call	Aa2	15,487,624
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series A-1:
5,000	5.000%, 8/01/24	No Opt. Call	AA	5,717,100
1,050	5.000%, 8/01/25	No Opt. Call	AA	1,242,707
10,025	5.000%, 8/01/26	No Opt. Call	AA	12,229,397
12,635	5.000%, 8/01/27	No Opt. Call	AA	15,833,929
5,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004A, 2.875%, 5/15/32 (Mandatory Put 7/01/25)	No Opt. Call	A1	5,433,050
45,000	New York State Energy Research and Development Authority, Pollution Control Revenue Bonds, Rochester Gas and Electric Corporation, Series 2004B, 3.000%, 5/15/32 (Mandatory Put 7/01/25) (AMT)	No Opt. Call	A1	49,119,300

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Green Bond Series 2018I:
$3,550	2.550%, 11/01/22	9/20 at 100.00	Aa2	3,659,198
5,250	2.650%, 5/01/23	4/21 at 100.00	Aa2	5,479,740
3,000	2.700%, 11/01/23	8/22 at 100.00	Aa2	3,166,230
6,480	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2020J, 0.750%, 5/01/25	7/22 at 100.00	Aa2	6,501,514
15,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Climate Bond Certified/Sustainability Green Series 2020L-2, 0.750%, 11/01/25	1/22 at 100.00	Aa2	15,024,900
8,055	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2019C, 3.500%, 11/01/34	5/28 at 100.00	Aa2	8,852,606
5,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Refunding Series 2020H, 2.100%, 11/01/35	5/29 at 100.00	Aa2	5,040,100
2,245	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2018J, 2.500%, 5/01/22	7/21 at 100.00	Aa2	2,247,694
	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2019E:
1,805	1.950%, 5/01/22	7/21 at 100.00	Aa2	1,806,643
2,250	2.100%, 5/01/23	7/21 at 100.00	Aa2	2,252,183
9,435	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 223, 2.650%, 10/01/34	10/28 at 100.00	Aa1	9,935,998
2,400	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 225, 2.000%, 10/01/35	10/29 at 100.00	Aa1	2,411,664
3,460	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 227, 2.100%, 10/01/35	10/29 at 100.00	Aa1	3,503,042
8,490	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 231, 2.200%, 10/01/36	4/30 at 100.00	Aa1	8,617,520
3,015	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020, 4.000%, 10/01/30 (AMT)	No Opt. Call	Baa3	3,651,919
1,500	Oyster Bay, Nassau County, New York, General Obligation Bonds, Refunding Public Improvement Series 2014B, 5.000%, 8/15/21 – BAM Insured	No Opt. Call	AA	1,508,175
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Six Series 2021:
3,250	5.000%, 10/15/22 (AMT) (WI/DD, Settling 7/20/21)	No Opt. Call	Aa3	3,439,930
3,200	5.000%, 10/15/23 (AMT) (WI/DD, Settling 7/20/21)	No Opt. Call	Aa3	3,530,528
4,250	5.000%, 10/15/24 (AMT) (WI/DD, Settling 7/20/21)	No Opt. Call	Aa3	4,865,782
	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014:
500	5.000%, 7/01/25	7/24 at 100.00	A-	567,045
500	5.000%, 7/01/27	7/24 at 100.00	A-	565,925
34,105	Suffolk County, New York, General Obligation Bonds, Tax Anticipation Note Series 2021I, 2.000%, 7/22/21	No Opt. Call	N/R	34,140,469

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$10,735	Suffolk County, New York, General Obligation Bonds, Tax Anticipation Note Series 2021-II, 2.000%, 8/19/21	No Opt. Call	N/R	10,759,690
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Variable Rate Demand Obligation Series 2005B-3 & 2005B-4, 0.414%, 1/01/32 (Mandatory Put 2/01/24) (SOFR *67% reference rate + 0.380% spread) (4)	11/23 at 100.00	AA-	2,499,425
1,200	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute, Refunding Series 2020A Forward Delivery, 5.000%, 9/01/22	No Opt. Call	A3	1,267,560
	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A:
2,500	5.000%, 6/01/22	No Opt. Call	A	2,609,850
3,335	5.000%, 6/01/23	No Opt. Call	A	3,639,586
1,900	5.000%, 6/01/26	No Opt. Call	A	2,303,693
	Yonkers, New York, General Obligation Bonds, Series 2012C:
2,440	3.000%, 8/15/22	No Opt. Call	A	2,515,103
2,510	3.000%, 8/15/23	No Opt. Call	A	2,646,419
718,941	Total New York			771,225,611
	North Carolina – 1.4%
	Alamance County, North Carolina, General Obligation Bonds, Public Improvement Series 2021:
7,500	5.000%, 5/01/23	No Opt. Call	AA	8,164,350
7,525	5.000%, 5/01/24	No Opt. Call	AA	8,532,221
1,605	Columbus County Industrial Facilities and Pollution Control Financing Authority, North Carolina, Recovery Zone Facility Bonds, International Paper Company Project, Refunding Series 2020A, 1.375%, 5/01/34 (Mandatory Put 6/16/25)	No Opt. Call	BBB	1,659,281
10,800	Mecklenburg County, North Carolina, General Obligation Bonds, School Series 2021A, 5.000%, 3/01/27	No Opt. Call	AAA	13,478,832
1,000	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2019-42, 2.450%, 7/01/34	7/28 at 100.00	AA+	1,051,420
3,485	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement, Series 2020-43, 2.625%, 1/01/35	1/29 at 100.00	AA+	3,681,345
	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A:
3,070	5.000%, 1/01/26	No Opt. Call	A	3,660,545
2,885	5.000%, 1/01/27	1/26 at 100.00	A	3,420,975
36,670	North Carolina State, Limited Obligation Bonds, Series 2020B, 5.000%, 5/01/24	No Opt. Call	AA+	41,555,911
15,590	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Bond Anticipation Bond Senior Lien Series 2020, 5.000%, 2/01/24	No Opt. Call	BBB	17,452,070
13,655	Wake County, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 3/01/23	No Opt. Call	AAA	14,760,918
103,785	Total North Carolina			117,417,868
	North Dakota – 0.7%
2,445	Bismarck, Burleigh County, North Dakota, General Obligation Bonds, Refunding & Improvement Series 2020P, 4.000%, 5/01/24	No Opt. Call	Aa1	2,699,671

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
$1,115	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Series 2014A, 5.000%, 7/01/21 (ETM)	No Opt. Call	N/R (5)	1,115,000
8,385	Cass County Joint Water Reserve District, North Dakota, Temporary Improvement Special Assessment Bonds, Refunding Series 2021A, 0.480%, 5/01/24	11/22 at 100.00	Aa3	8,370,578
	Fargo, North Dakota, General Obligation Bonds, Refunding Improvement Series 2021A:
1,085	5.000%, 5/01/23	No Opt. Call	Aa2	1,180,274
1,140	5.000%, 5/01/24	No Opt. Call	Aa2	1,292,931
1,200	5.000%, 5/01/25	No Opt. Call	Aa2	1,411,824
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012:
1,000	4.500%, 12/01/32	12/21 at 100.00	Baa2	1,010,450
5,000	5.000%, 12/01/32	12/21 at 100.00	Baa2	5,066,650
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A:
820	5.000%, 12/01/22	No Opt. Call	Baa2	863,353
910	5.000%, 12/01/23	No Opt. Call	Baa2	999,107
1,655	5.000%, 12/01/25	No Opt. Call	Baa2	1,931,319
2,380	5.000%, 12/01/26	No Opt. Call	Baa2	2,848,860
	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2019C:
3,640	2.800%, 7/01/32	7/28 at 100.00	Aa1	3,915,657
1,435	3.000%, 7/01/34	7/28 at 100.00	Aa1	1,539,095
2,500	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020A, 2.700%, 7/01/35	7/29 at 100.00	Aa1	2,642,550
3,250	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2020B, 2.100%, 7/01/35	1/30 at 100.00	Aa1	3,309,183
3,600	North Dakota Housing Finance Agency, Home Mortgage Finance Program Bonds, Series 2021A, 2.050%, 7/01/36	7/30 at 100.00	Aa1	3,617,208
	Williston, North Dakota, County-Wide Public Safety Sales Tax Revenue Bonds, Series 2015A:
2,185	4.000%, 7/15/21	No Opt. Call	BBB+	2,187,513
2,275	4.000%, 7/15/22	No Opt. Call	BBB+	2,343,705
2,365	5.000%, 7/15/23	7/22 at 100.00	BBB+	2,474,239
2,485	5.000%, 7/15/24	7/22 at 100.00	BBB+	2,597,148
5,485	5.000%, 7/15/25	7/22 at 100.00	BBB+	5,726,834
56,355	Total North Dakota			59,143,149
	Ohio – 4.0%
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement & Refunding Series 2012:
2,000	5.000%, 11/15/21	No Opt. Call	AA-	2,035,360
2,655	5.000%, 11/15/22	5/22 at 100.00	AA-	2,765,050

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$6,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 5.000%, 8/01/21	No Opt. Call	AA-	6,023,100
20,015	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017B, 5.000%, 8/01/47 (Mandatory Put 5/05/22)	No Opt. Call	AA-	20,794,784
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1:
5,305	5.000%, 6/01/27	No Opt. Call	A	6,642,019
11,375	5.000%, 6/01/28	No Opt. Call	A	14,591,167
15,870	5.000%, 6/01/29	No Opt. Call	A	20,788,589
7,680	5.000%, 6/01/30	No Opt. Call	A	10,248,192
6,205	5.000%, 6/01/31	6/30 at 100.00	A-	8,229,381
6,740	5.000%, 6/01/32	6/30 at 100.00	A-	8,897,609
2,145	5.000%, 6/01/33	6/30 at 100.00	A-	2,815,892
6,265	5.000%, 6/01/34	6/30 at 100.00	A-	8,181,463
13,740	5.000%, 6/01/35	6/30 at 100.00	A-	17,886,045
2,745	5.000%, 6/01/36	6/30 at 100.00	A-	3,557,822
2,000	4.000%, 6/01/37	6/30 at 100.00	A-	2,414,200
1,000	4.000%, 6/01/38	6/30 at 100.00	A-	1,202,010
1,015	4.000%, 6/01/39	6/30 at 100.00	A-	1,215,148
	Chillicothe, Ohio, Hospital Facilities Revenue Bonds, Adena Health System Obligated Group Project, Refunding & Improvement Series 2017:
1,000	5.000%, 12/01/21	No Opt. Call	A-	1,019,380
1,000	5.000%, 12/01/22	No Opt. Call	A-	1,065,880
1,225	5.000%, 12/01/24	No Opt. Call	A-	1,402,968
1,000	5.000%, 12/01/25	No Opt. Call	A-	1,180,680
1,000	Cleveland, Ohio, Water Revenue Bonds, Series 2020FF, 5.000%, 1/01/28	No Opt. Call	AA+	1,268,740
5,290	Columbus, Ohio, General Obligation Bonds, Various Purpose Series 2018A, 5.000%, 4/01/30	10/28 at 100.00	AAA	6,825,952
	Cuyahoga Falls City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2021:
1,000	3.000%, 12/01/22 – BAM Insured	No Opt. Call	AA	1,040,440
875	3.000%, 12/01/23 – BAM Insured	No Opt. Call	AA	933,301
1,975	3.000%, 12/01/30 – BAM Insured	No Opt. Call	AA	1,998,601
1,000	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Bonds, Columbus City & Franklin County Lessees, Refunding Anticipation Series 2014, 5.000%, 12/01/23 (ETM)	No Opt. Call	Aa1 (5)	1,115,780
	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Medical Center, Refunding Series 2014S:
340	5.000%, 5/15/22	No Opt. Call	AA	354,355
1,065	5.000%, 5/15/23	No Opt. Call	AA	1,160,882

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$1,700	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/23	No Opt. Call	AA+	1,822,213
5,120	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (7)	No Opt. Call	N/R	6,400
4,385	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (7)	No Opt. Call	N/R	5,481
35,230	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)	No Opt. Call	N/R	44,038
1,015	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (7)	No Opt. Call	N/R	1,269
35	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B, 3.125%, 1/01/34 (7)	No Opt. Call	N/R	44
2,525	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (7)	No Opt. Call	N/R	3,156
10,660	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005A, 2.100%, 1/01/29 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	11,145,030
13,950	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005B, 2.100%, 7/01/28 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	14,583,748
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2005D, 2.100%, 10/01/28 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	1,045,460
13,260	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007A, 2.500%, 8/01/40 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	14,687,439
10,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	BBB+	11,087,800
2,240	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014A, 2.400%, 12/01/38 (Mandatory Put 10/01/29)	10/24 at 100.00	BBB+	2,375,654
10,860	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014B, 2.600%, 6/01/41 (Mandatory Put 10/01/29) (AMT)	10/24 at 100.00	BBB+	11,545,918
1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014C, 2.100%, 12/01/27 (Mandatory Put 10/01/24) (AMT)	No Opt. Call	BBB+	1,045,060
6,600	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2014D, 1.900%, 5/01/26 (Mandatory Put 10/01/24)	No Opt. Call	BBB+	6,870,996
860	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017, 3.750%, 1/15/28, 144A (AMT)	No Opt. Call	N/R	962,994

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$2,190	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019A, 3.500%, 9/01/34	3/28 at 100.00	Aaa	2,316,670
3,800	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2019B, 2.800%, 9/01/34	9/28 at 100.00	Aaa	4,064,442
1,880	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2020A, 2.500%, 9/01/35	3/29 at 100.00	Aaa	1,962,400
3,000	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2021A, 2.050%, 9/01/36	3/30 at 100.00	Aaa	3,049,800
	Ohio State, Capital Facilities Lease Appropriation Bonds, Mental Health Facilities Improvement Fund Project, Series 2021A:
2,650	5.000%, 2/01/24	No Opt. Call	AA	2,973,088
2,660	5.000%, 2/01/25	No Opt. Call	AA	3,095,947
6,565	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2011A, 5.000%, 9/15/21	No Opt. Call	AA+	6,630,322
17,640	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018C, 5.000%, 1/15/42 (Mandatory Put 9/15/21)	No Opt. Call	A	17,802,288
26,000	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2018D, 5.000%, 1/15/39 (Mandatory Put 9/15/23)	No Opt. Call	A	28,638,480
	Ohio State, Major New State Infrastructure Project Revenue Bonds, Series 2021-1A:
2,000	5.000%, 12/15/21	No Opt. Call	AA	2,044,360
2,500	5.000%, 12/15/22	No Opt. Call	AA	2,675,975
1,200	5.000%, 12/15/23	No Opt. Call	AA	1,341,048
1,840	5.000%, 12/15/24	No Opt. Call	AA	2,136,019
3,315	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (7)	No Opt. Call	N/R	4,144
5,380	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (7)	No Opt. Call	N/R	6,725
1,175	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33 (7)	No Opt. Call	N/R	1,469
7,135	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (7)	No Opt. Call	N/R	8,919
120	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33 (7)	No Opt. Call	N/R	150
2,245	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (7)	No Opt. Call	N/R	2,806
	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Series 2020B:
1,560	5.000%, 6/01/25	No Opt. Call	AAA	1,840,675
7,410	5.000%, 12/01/26	No Opt. Call	AAA	9,172,024
352,230	Total Ohio			324,655,241

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma – 2.7%
	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Refunding Series 2020:
$760	4.000%, 12/01/22	No Opt. Call	A	799,573
665	4.000%, 12/01/24	No Opt. Call	A	741,601
	Bryan County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Durant Public Schools Project, Series 2020:
655	4.000%, 9/01/23	No Opt. Call	A	705,370
1,195	4.000%, 9/01/25	No Opt. Call	A	1,357,879
1,600	2.000%, 9/01/27	No Opt. Call	A	1,680,240
	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Refunding Series 2021:
1,650	3.000%, 9/01/22	No Opt. Call	AA-	1,703,757
2,000	3.000%, 9/01/23	No Opt. Call	AA-	2,116,120
3,955	Canadian County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Mustang Public Schools Project, Series 2017, 4.000%, 9/01/24	No Opt. Call	AA-	4,401,164
6,505	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016, 5.000%, 6/01/23	No Opt. Call	A+	7,062,413
1,250	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Noble Public Schools Project, Series 2017, 5.000%, 9/01/29	9/27 at 100.00	A	1,544,238
	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Norman Public Schools Project, Series 2019:
2,850	5.000%, 6/01/22	No Opt. Call	A+	2,970,013
3,955	5.000%, 6/01/24	No Opt. Call	A+	4,452,025
3,220	5.000%, 6/01/25	No Opt. Call	A+	3,739,289
1,000	Comanche County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Elgin Public Schools Project, Series 2017A, 5.000%, 12/01/24	No Opt. Call	A	1,134,740
2,100	Garfield County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Enid Public Schools Project, Series 2016A, 5.000%, 9/01/26	No Opt. Call	A	2,557,317
	Garvin County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Wynnewood Public Schools Project, Series 2018:
385	5.000%, 9/01/24	No Opt. Call	A-	431,589
310	5.000%, 9/01/25	No Opt. Call	A-	357,501
200	5.000%, 9/01/26	No Opt. Call	A-	236,524
450	5.000%, 9/01/27	No Opt. Call	A-	544,019
510	5.000%, 9/01/29	9/28 at 100.00	A-	646,394
350	5.000%, 9/01/30	9/28 at 100.00	A-	441,714
1,100	5.000%, 9/01/31	9/28 at 100.00	A-	1,383,569
300	5.000%, 9/01/32	9/28 at 100.00	A-	376,470

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Minco Public Schools Project, Series 2018:
$1,305	5.000%, 9/01/31	9/28 at 100.00	A-	1,641,416
1,000	5.000%, 9/01/32	9/28 at 100.00	A-	1,254,900
1,195	5.000%, 9/01/33	9/28 at 100.00	A-	1,494,921
	Grady County School Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Tuttle Public Schools Project, Series 2019:
625	4.000%, 9/01/25	No Opt. Call	A+	709,913
685	4.000%, 9/01/27	No Opt. Call	A+	811,383
650	4.000%, 9/01/29	No Opt. Call	A+	794,157
4,395	Kay County Public Buildings Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Ponca City Public Schools Project, Series 2016, 5.000%, 9/01/21	No Opt. Call	A-	4,428,402
	McClain County Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Blanchard Public Schools Project, Series 2019:
415	4.000%, 9/01/21	No Opt. Call	A	417,511
535	4.000%, 9/01/22	No Opt. Call	A	556,662
460	4.000%, 9/01/23	No Opt. Call	A	493,516
485	4.000%, 9/01/24	No Opt. Call	A	533,907
920	4.000%, 9/01/25	No Opt. Call	A	1,034,494
1,430	4.000%, 9/01/26	No Opt. Call	A	1,636,935
600	4.000%, 9/01/27	No Opt. Call	A	696,630
675	4.000%, 9/01/28	No Opt. Call	A	795,629
615	4.000%, 9/01/29	No Opt. Call	A	733,941
	Okarche Economic Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Okarche Public Schools Project, Series 2016:
1,035	5.000%, 9/01/21	No Opt. Call	A-	1,042,866
1,100	5.000%, 9/01/27	9/26 at 100.00	A-	1,330,472
1,125	5.000%, 9/01/28	9/26 at 100.00	A-	1,357,076
	Oklahoma City, Oklahoma, General Obligation Bonds, Series 2021:
6,140	2.000%, 3/01/23	No Opt. Call	AAA	6,329,112
4,640	2.000%, 3/01/24	No Opt. Call	AAA	4,845,970
	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jones Public Schools Project, Series 2020:
590	4.000%, 9/01/26	No Opt. Call	BBB+	672,830
1,000	4.000%, 9/01/27	No Opt. Call	BBB+	1,159,120
1,000	4.000%, 9/01/28	No Opt. Call	BBB+	1,174,980
1,000	4.000%, 9/01/29	No Opt. Call	BBB+	1,188,330
1,000	4.000%, 9/01/30	No Opt. Call	BBB+	1,200,480
1,000	4.000%, 9/01/31	9/30 at 100.00	BBB+	1,195,380
1,000	4.000%, 9/01/32	9/30 at 100.00	BBB+	1,191,920

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public Schools Project, Series 2018:
$1,500	5.000%, 10/01/21	No Opt. Call	A+	1,517,595
465	5.000%, 10/01/22	No Opt. Call	A+	492,430
	Oklahoma County Finance Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Western Heights Public Schools Project, Series 2018A:
1,275	5.000%, 9/01/23	No Opt. Call	A+	1,399,899
3,155	5.000%, 9/01/24	No Opt. Call	A+	3,592,851
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
600	5.000%, 8/15/22	No Opt. Call	Baa3	628,266
2,295	5.000%, 8/15/24	No Opt. Call	Baa3	2,582,839
1,895	5.000%, 8/15/25	No Opt. Call	Baa3	2,197,669
1,000	5.000%, 8/15/26	No Opt. Call	Baa3	1,191,210
3,650	5.000%, 8/15/27	No Opt. Call	Baa3	4,451,613
1,000	5.000%, 8/15/28	No Opt. Call	Baa3	1,244,870
5,655	Oklahoma Development Finance Authority, Limited Obligation Revenue Bonds, Gilcrease Expressway West Project, Series 2020, 1.625%, 7/06/23 (AMT)	6/22 at 100.00	Baa2	5,699,957
1,995	Oklahoma Development Finance Authority, Solid Waste Disposal Revenue Bonds, Series 2004A, 2.375%, 12/01/21	No Opt. Call	A-	2,012,356
455	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2020A, 2.650%, 9/01/35	3/29 at 100.00	Aaa	479,793
	Pittsburg County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, McAlester Public Schools Project, Series 2021:
175	4.000%, 12/01/28	No Opt. Call	A-	207,191
250	4.000%, 12/01/29	No Opt. Call	A-	298,940
325	4.000%, 12/01/30	No Opt. Call	A-	392,291
255	4.000%, 12/01/31	No Opt. Call	A-	311,888
225	4.000%, 12/01/32	12/31 at 100.00	A-	274,037
745	Pontotoc County Educational Facilities Authority, Oklahoma, Facilities Lease Revenue Bonds, Ada Public Schools Project, Series 2014, 5.000%, 9/01/21	No Opt. Call	A-	750,662
	Rogers County Educational Facilities Authority, Oklahoma, Lease Revenue Bonds, Verdigris Public Schools Project, Series 2018:
1,780	3.000%, 9/01/22	No Opt. Call	A+	1,836,711
5,255	4.000%, 9/01/24	No Opt. Call	A+	5,809,297

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Rogers County Industrial Development Authority, Oklahoma, Capital Improvement Revenue Bonds, Refunding Series 2017:
$800	3.000%, 4/01/22	No Opt. Call	N/R	814,472
825	3.000%, 4/01/23	No Opt. Call	N/R	858,338
850	3.000%, 4/01/24	No Opt. Call	N/R	899,198
725	4.000%, 4/01/25	No Opt. Call	N/R	802,633
770	4.000%, 4/01/26	4/25 at 100.00	N/R	846,053
715	4.000%, 4/01/27	4/25 at 100.00	N/R	779,715
	Sand Springs Municipal Authority, Oklahoma, Utility System Revenue Bonds, Refunding Series 2020:
400	3.000%, 11/01/31	11/28 at 100.00	Aa3	443,684
500	3.000%, 11/01/32	11/28 at 100.00	Aa3	552,850
530	3.000%, 11/01/33	11/28 at 100.00	Aa3	584,087
645	Stillwater Utilities Authority, Oklahoma, Utility System and Sales Tax Revenue Bonds, Series 2014A, 5.000%, 10/01/21	No Opt. Call	AA-	652,727
	Texas County Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, Series 2018:
1,060	4.000%, 12/01/21	No Opt. Call	A	1,076,207
885	4.000%, 12/01/23	No Opt. Call	A	953,225
1,100	5.000%, 12/01/25	No Opt. Call	A	1,284,690
2,170	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2012, 4.000%, 9/01/22	No Opt. Call	AA-	2,266,956
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2016:
1,150	5.000%, 9/01/22	No Opt. Call	AA-	1,214,745
6,780	5.000%, 9/01/23	No Opt. Call	AA-	7,476,781
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project, Series 2019A:
8,175	5.000%, 9/01/27	No Opt. Call	AA-	10,127,844
10,180	5.000%, 9/01/28	No Opt. Call	AA-	12,890,018
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Glenpool Public Schools Project, Series 2017A:
570	5.000%, 9/01/22	No Opt. Call	A+	601,538
765	5.000%, 9/01/23	No Opt. Call	A+	842,219
600	5.000%, 9/01/24	No Opt. Call	A+	685,302
1,280	5.000%, 9/01/25	No Opt. Call	A+	1,512,141
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Jenks Public Schools Project, Series 2015:
2,185	5.000%, 9/01/21	No Opt. Call	AA-	2,202,349
2,010	5.000%, 9/01/22	No Opt. Call	AA-	2,123,163

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Owasso Public Schools Project, Series 2018:
$1,650	5.000%, 9/01/21	No Opt. Call	A+	1,662,886
1,510	5.000%, 9/01/22	No Opt. Call	A+	1,593,548
1,050	5.000%, 9/01/23	No Opt. Call	A+	1,155,987
	Tulsa County Industrial Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Sand Springs Public Schools Project, Series 2019:
325	5.000%, 9/01/21	No Opt. Call	A	327,499
725	5.000%, 9/01/25	No Opt. Call	A	848,975
500	4.000%, 9/01/26	No Opt. Call	A	575,610
630	5.000%, 9/01/26	No Opt. Call	A	752,699
1,005	5.000%, 9/01/27	No Opt. Call	A	1,238,984
1,500	Tulsa Public Facilities Authority, Oklahoma, Capital Improvement Revenue Bonds, Series 2020, 3.000%, 5/01/24	No Opt. Call	AA-	1,607,835
30,465	Tulsa, Oklahoma, General Obligation Bonds, Refunding Series 2021A, 0.750%, 2/01/23	No Opt. Call	Aa1	30,742,536
	Wagoner County School Development Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Wagoner Public Schools Project, Series 2019:
910	4.000%, 9/01/21	No Opt. Call	A-	915,433
1,450	4.000%, 9/01/27	No Opt. Call	A-	1,663,135
300	4.000%, 9/01/28	No Opt. Call	A-	347,181
	Weatherford Industrial Trust Educational, Oklahoma, Facilities Lease Revenue Bonds, Weatherford Public Schools Project, Series 2019:
1,200	5.000%, 3/01/23	No Opt. Call	A-	1,286,112
1,300	5.000%, 3/01/25	No Opt. Call	A-	1,492,348
1,725	5.000%, 3/01/27	No Opt. Call	A-	2,087,440
199,450	Total Oklahoma			220,267,880
	Oregon – 0.9%
	Benton and Linn Counties District School District 509J Corvallis, Oregon, General Obligation Bonds, Series 2018A:
1,745	5.000%, 6/15/22	No Opt. Call	AA+	1,826,247
1,785	5.000%, 6/15/23	No Opt. Call	AA+	1,952,361
2,315	5.000%, 6/15/24	No Opt. Call	AA+	2,635,072
1,305	5.000%, 6/15/25	No Opt. Call	AA+	1,539,574
1,085	5.000%, 6/15/26	No Opt. Call	AA+	1,322,083
1,000	5.000%, 6/15/27	No Opt. Call	AA+	1,254,240
	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Refunding Series 2015:
11,045	5.000%, 6/15/25	No Opt. Call	AA+	13,030,339
5,000	5.000%, 6/15/26	6/25 at 100.00	AA+	5,905,250
500	Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds, Rose Villa Inc, Series 2020B-2, 2.750%, 11/15/25	11/21 at 100.00	N/R	502,915

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2017B:
$2,340	5.000%, 6/15/27	No Opt. Call	AA+	2,930,265
2,035	5.000%, 6/15/28	6/27 at 100.00	AA+	2,556,754
	Clackamas County School District 12, North Clackamas, Oregon, General Obligation Bonds, Series 2018:
1,400	4.000%, 6/15/23	No Opt. Call	Aa1	1,503,712
1,000	5.000%, 6/15/25	No Opt. Call	Aa1	1,178,460
	Deschutes Public Library District, Deschutes County, Oregon, General Obligation Bonds, Series 2021:
575	4.000%, 6/01/23	No Opt. Call	Aa2	616,883
575	4.000%, 6/01/24	No Opt. Call	Aa2	636,858
785	4.000%, 6/01/25	No Opt. Call	Aa2	894,445
775	4.000%, 6/01/26	No Opt. Call	Aa2	904,037
1,720	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Adventist Health System/West, Refunding Variable Rate Series 2019, 5.000%, 3/01/40 (Mandatory Put 3/01/25)	9/24 at 100.00	A+	1,945,372
7,550	Oregon Business Development Commission, Economic Development Revenue Bonds, Intel Corporation Project, 250 Series 2019, 5.000%, 3/01/49 (Mandatory Put 3/01/22) (AMT)	No Opt. Call	A+	7,779,520
12,000	Oregon Health and Science University, Revenue Bonds, Series 2019B-2, 5.000%, 7/01/42 (Mandatory Put 2/01/25)	11/24 at 100.00	AA-	13,786,800
11,400	Oregon State Business Development Commission, Recovery Zone Facility Revenue Bonds, Intel Corporation Project, 232 Series 2010, 2.400%, 12/01/40 (Mandatory Put 8/14/23)	No Opt. Call	A+	11,874,810
67,935	Total Oregon			76,575,997
	Pennsylvania – 4.8%
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series 2018A:
1,170	5.000%, 4/01/22	No Opt. Call	A	1,211,371
1,405	5.000%, 4/01/23	No Opt. Call	A	1,520,266
2,415	5.000%, 4/01/24	No Opt. Call	A	2,720,111
2,520	5.000%, 4/01/25	No Opt. Call	A	2,939,807
2,000	5.000%, 4/01/26	No Opt. Call	A	2,408,000
4,435	5.000%, 4/01/27	No Opt. Call	A	5,488,712
2,750	Allentown City School District, Lehigh County, Pennsylvania, General Obligation Bonds, Limited Tax Revenue Anticipation Note Series 2021, 1.000%, 3/31/22 (WI/DD, Settling 7/01/21)	12/21 at 100.00	N/R	2,750,137
525	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/23, 144A	No Opt. Call	Ba3	563,840
4,865	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (7)	No Opt. Call	N/R	6,081

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$5,055	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (7)	No Opt. Call	N/R	6,319
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
2,405	5.000%, 11/01/25	No Opt. Call	BB-	2,634,341
5,110	5.000%, 11/01/26	No Opt. Call	BB-	5,671,436
3,965	5.000%, 11/01/27	No Opt. Call	BB-	4,447,065
1,925	5.000%, 11/01/28	11/27 at 100.00	BB-	2,152,304
1,475	5.000%, 11/01/29	11/27 at 100.00	BB-	1,639,005
2,240	4.000%, 11/01/31	11/27 at 100.00	BB-	2,292,080
2,950	4.000%, 11/01/32	11/27 at 100.00	BB-	3,012,245
600	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020A, 5.000%, 2/01/25	No Opt. Call	BB-	649,632
4,205	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-1, 5.000%, 2/01/40 (Mandatory Put 2/01/25)	8/24 at 101.73	BB-	4,462,052
10,000	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-2, 5.000%, 2/01/40 (Mandatory Put 2/01/27)	8/26 at 101.63	BB-	10,738,800
2,500	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-3, 5.000%, 2/01/40 (Mandatory Put 2/01/30)	8/29 at 101.50	BB-	2,714,175
1,000	Capital Region Water, Pennsylvania, Water Revenue Bonds, Series 2018, 5.000%, 7/15/25	No Opt. Call	A+	1,159,120
2,125	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	2,291,536
	Commonwealth Financing Authority, Pennslyvania, Revenue Bonds, Refunding Forward Delivery Series 2020A:
1,500	5.000%, 6/01/24	No Opt. Call	A1	1,702,980
2,820	5.000%, 6/01/25	No Opt. Call	A1	3,317,730
3,000	5.000%, 6/01/26	No Opt. Call	A1	3,630,120
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
2,145	5.000%, 6/01/22	No Opt. Call	A1	2,237,943
2,530	5.000%, 6/01/23	No Opt. Call	A1	2,754,942
3,205	5.000%, 6/01/24	No Opt. Call	A1	3,626,714
5,685	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020B, 5.000%, 4/01/43 (Mandatory Put 2/15/27)	8/26 at 100.00	AA-	6,904,603
10,240	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger Health System, Series 2020C, 5.000%, 4/01/43 (Mandatory Put 4/01/30)	10/29 at 100.00	AA-	13,253,734
13,475	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016A, 1.800%, 9/01/29 (Mandatory Put 9/01/22)	No Opt. Call	A1	13,702,323
9,025	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2016B, 1.800%, 2/15/27 (Mandatory Put 8/15/22)	No Opt. Call	A1	9,171,656

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2019:
$2,660	4.000%, 11/15/29	11/27 at 100.00	Aaa	3,193,250
4,480	4.000%, 11/15/30	11/27 at 100.00	Aaa	5,332,544
	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2021:
3,295	5.000%, 11/15/25	No Opt. Call	Aaa	3,949,552
3,525	5.000%, 11/15/26	No Opt. Call	Aaa	4,359,544
	Lower Moreland Township School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2021B:
755	5.000%, 11/01/23	No Opt. Call	AA	838,994
1,000	5.000%, 11/01/24	No Opt. Call	AA	1,153,570
8,065	Luzerne County Industrial Development Authority, Pennsylvania, Revenue Bonds, Pennsylvania-American Water Company Project, Refunding Series 2019, 2.450%, 12/01/39 (Mandatory Put 12/03/29) (AMT)	12/29 at 100.00	A+	8,770,446
1,000	Manheim Township School District, Lancaster County, Pennsylvania, General Obligation Bonds, Series 2020, 4.000%, 2/01/26	No Opt. Call	Aa2	1,155,740
3,450	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds, Abington Memorial Hospital Obligated Group, Series 2012A, 5.000%, 6/01/23 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	3,600,454
285	North Huntingdon Township Municipal Authority, Westmoreland County, Pennsylvania, Sewer Revenue Bonds, Series 2021, 5.000%, 4/01/22 – AGM Insured	No Opt. Call	AA	295,186
504	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.250%, 12/31/23	7/21 at 100.00	N/R	126,042
170	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 1.250%, 12/31/23 (cash 5.000%, PIK 5.000%)	No Opt. Call	N/R	42,510
5,945	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (7)	No Opt. Call	N/R	7,431
3,565	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (7)	No Opt. Call	N/R	4,456
9,020	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Project, Series 2009, 2.800%, 12/01/33 (Mandatory Put 12/01/21)	No Opt. Call	A-	9,118,859
1,655	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Association of Independent Colleges and Universities of Pennsylvania Financing Program-Messiah College Project, Series 2001-14, 2.200%, 11/01/31 (Pre-refunded 11/01/21) (Mandatory Put 11/01/21)	11/21 at 100.00	A- (5)	1,665,923
1,270	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-122, 3.250%, 10/01/28	4/26 at 100.00	AA+	1,371,956

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$5,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-124B, 3.200%, 10/01/32	10/26 at 100.00	AA+	5,338,600
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2017-125A:
3,390	3.000%, 4/01/27 (AMT)	No Opt. Call	AA+	3,685,303
3,345	3.050%, 10/01/27 (AMT)	4/27 at 100.00	AA+	3,634,342
8,830	3.400%, 10/01/32 (AMT)	4/27 at 100.00	AA+	9,527,747
1,025	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-128A, 3.650%, 10/01/32 (AMT)	10/27 at 100.00	AA+	1,103,833
2,555	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-129, 2.950%, 10/01/34	10/28 at 100.00	AA+	2,719,184
7,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2019-130A, 2.500%, 10/01/34	10/28 at 100.00	AA+	7,325,080
4,850	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2020-132A, 2.300%, 10/01/35	10/29 at 100.00	AA+	5,021,496
	Pennsylvania State, General Obligation Bonds, First Series 2021:
16,985	5.000%, 5/15/22	No Opt. Call	Aa3	17,700,578
17,455	5.000%, 5/15/23	No Opt. Call	Aa3	19,022,983
17,930	5.000%, 5/15/24	No Opt. Call	Aa3	20,321,862
4,580	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Series 2019 Forward Delivery, 5.000%, 12/01/23	No Opt. Call	A1	5,106,746
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series 2016B-2:
15,175	5.000%, 6/01/22	No Opt. Call	A3	15,845,431
23,675	5.000%, 6/01/23	No Opt. Call	A3	25,822,796
12,500	5.000%, 6/01/24	No Opt. Call	A3	14,109,750
8,095	5.000%, 6/01/24 – AGM Insured	No Opt. Call	AA	9,213,243
5,680	5.000%, 6/01/25	No Opt. Call	A3	6,631,854
4,265	5.000%, 6/01/29	6/26 at 100.00	A3	5,112,967
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Saint Joseph?s University Project, Refunding Series 2020C Forward Delivery:
540	4.000%, 11/01/24	No Opt. Call	A-	599,746
1,000	5.000%, 11/01/25	No Opt. Call	A-	1,180,580
850	5.000%, 11/01/26	No Opt. Call	A-	1,032,555
1,000	5.000%, 11/01/27	No Opt. Call	A-	1,245,860
1,000	5.000%, 11/01/28	No Opt. Call	A-	1,273,820
1,000	5.000%, 11/01/29	No Opt. Call	A-	1,299,070
	Philadelphia School District, Pennsylvania, General Obligation Bonds, Refunding Series 2020 Forward Delivery:
5,000	5.000%, 9/01/21	No Opt. Call	A+	5,038,850
3,000	5.000%, 9/01/22	No Opt. Call	A+	3,165,270

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Refunding Series 2015A:
$1,365	5.000%, 12/01/21 (ETM)	No Opt. Call	N/R (5)	1,392,136
460	5.000%, 12/01/21	No Opt. Call	A+	468,450
440	5.000%, 12/01/22 (ETM)	No Opt. Call	N/R (5)	469,608
810	5.000%, 12/01/22	No Opt. Call	A+	859,434
2,285	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017A, 3.125%, 7/01/21	6/21 at 100.00	N/R	2,285,000
1,720	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 3.375%, 6/01/26	No Opt. Call	BB+	1,776,708
2,570	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5309 Fixed Guideway Modernization Formula Funds, Series 2011, 5.000%, 6/01/23	No Opt. Call	AA-	2,804,718
1,295	Southeastern Pennsylvania Transportation Authority, Capital Grant Receipts Bonds, Federal Transit Administration Section 5337 State of Good Repair Formula Program Funds, Refunding Series 2017, 5.000%, 6/01/24	No Opt. Call	AA-	1,467,818
	Washington County Industrial Development Authority, Pennsylvania, College Revenue Bonds, AICUP Financing Program-Washington and Jefferson College Project, Series 2017-PP5:
1,045	5.000%, 11/01/21	No Opt. Call	BBB+	1,060,111
2,410	5.000%, 11/01/22	No Opt. Call	BBB+	2,549,539
2,530	5.000%, 11/01/23	No Opt. Call	BBB+	2,771,008
2,665	5.000%, 11/01/24	No Opt. Call	BBB+	3,011,690
2,550	5.000%, 11/01/25	No Opt. Call	BBB+	2,959,606
3,295	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.625%, 1/01/32 (Pre-refunded 1/01/22)	1/22 at 100.00	A1 (5)	3,384,624
600	Westmoreland County Industrial Development Authority, Pennsylvania, Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/22	No Opt. Call	Baa1	621,474
1,170	Williamsport Sanitary Authority, Lycoming County, Pennsylvania, Sewer Revenue Bonds, Series 2021, 5.000%, 1/01/22 – BAM Insured	No Opt. Call	AA	1,198,197
374,844	Total Pennsylvania			389,927,304
	Puerto Rico – 1.8%
4,590	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	5,057,446
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
8,065	5.250%, 7/01/24	7/22 at 100.00	CCC	8,535,673
4,580	4.250%, 7/01/25	7/22 at 100.00	CCC	4,792,878
1,045	5.250%, 7/01/29	7/22 at 100.00	CCC	1,105,986

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
$14,419	0.000%, 7/01/24	No Opt. Call	N/R	13,867,041
31,010	0.000%, 7/01/27	No Opt. Call	N/R	28,427,487
14,413	0.000%, 7/01/29	7/28 at 98.64	N/R	12,588,602
34,820	0.000%, 7/01/31	7/28 at 91.88	N/R	28,114,016
38,658	0.000%, 7/01/33	7/28 at 86.06	N/R	29,077,388
12,682	4.500%, 7/01/34	7/25 at 100.00	N/R	14,078,796
105	0.000%, 7/01/46	7/28 at 41.38	N/R	34,662
164,387	Total Puerto Rico			145,679,975
	Rhode Island – 0.3%
1,360	Rhode Island Economic Development Corporation, Airport Revenue Bonds, Refunding Series 2013B, 5.000%, 7/01/21	No Opt. Call	A-	1,360,000
1,500	Rhode Island Health and Educational Building Corporation, Public Schools Financing Program Revenue Bonds, City of Providence, Series 2021D, 5.000%, 5/15/25 – BAM Insured	No Opt. Call	AA	1,765,875
4,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bond Program, 2019 Series 70, 2.800%, 10/01/34	10/28 at 100.00	AA+	4,266,920
2,595	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bonds, Series 73-A, 2.100%, 10/01/35	10/29 at 100.00	AA+	2,619,367
5,000	Rhode Island Housing & Mortgage Finance Corporation, Homeownership Opportunity Bonds, Series 74, 2.125%, 10/01/36	4/30 at 100.00	AA+	5,105,800
1,120	Rhode Island Housing and Mortgage Finance Corporation, Homeownership Opportunity Bond Program, Series 2020-72A, 2.300%, 10/01/35	10/29 at 100.00	AA+	1,159,603
2,490	Rhode Island, General Obligation Bonds, Consolidated Capital Development Loan, Refunding Series 2021C, 5.000%, 8/01/23	No Opt. Call	AA	2,740,370
	Rhode Island, General Obligation Bonds, Consolidated Capital Development Loan, Series 2021A:
3,495	5.000%, 5/01/23	No Opt. Call	AA	3,805,251
3,670	5.000%, 5/01/24	No Opt. Call	AA	4,162,330
25,230	Total Rhode Island			26,985,516
	South Carolina – 1.8%
20,000	Charleston County School District, South Carolina, General Obligation Bond Anticipation Notes, Sales Tax Projects Phase IV, Series 2021B, 4.000%, 5/11/22	No Opt. Call	N/R	20,673,000
	Florence County, South Carolina, General Obligation Bonds, Series 2021:
15,670	5.000%, 6/01/24	No Opt. Call	Aa2	17,815,066
16,940	5.000%, 6/01/25	No Opt. Call	Aa2	19,958,877
17,410	5.000%, 6/01/26	No Opt. Call	Aa2	21,170,386
18,965	5.000%, 6/01/27	No Opt. Call	Aa2	23,736,784

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Building Equity Sooner Series 2012:
$3,385	5.000%, 12/01/21	No Opt. Call	AA	3,453,749
4,960	5.000%, 12/01/22	No Opt. Call	AA	5,303,579
1,040	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/22	11/21 at 100.00	A1	1,056,401
350	Lexington County Health Services District, Inc, South Carolina, Hospital Revenue Bonds, Refunding Series 2017, 5.000%, 11/01/26	No Opt. Call	A1	428,855
4,345	Patriots Energy Group Financing Agency, South Carolina, Gas Supply Revenue Bonds, Series 2018A, 4.000%, 10/01/48 (Mandatory Put 2/01/24)	11/23 at 100.30	Aa2	4,717,236
1,100	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2019B, 2.650%, 7/01/34	1/29 at 100.00	Aaa	1,164,636
2,970	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2020B, 2.000%, 7/01/35	1/30 at 100.00	Aaa	3,010,214
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, FMU Student Housing LLC - Francis Marion University Project, Series 2014A:
520	5.000%, 8/01/22	No Opt. Call	Baa3	532,282
1,035	5.000%, 8/01/24	No Opt. Call	Baa3	1,135,809
4,595	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020B, 5.000%, 12/01/48 (Mandatory Put 10/01/25)	No Opt. Call	AA-	5,447,051
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A:
1,450	5.250%, 8/01/24 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	1,600,989
2,850	5.250%, 8/01/25 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	3,146,770
3,560	5.250%, 8/01/26 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	3,930,703
2,000	5.000%, 8/01/27 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (5)	2,197,880
1,825	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/21	No Opt. Call	A	1,860,825
1,255	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A, 5.000%, 12/01/22	No Opt. Call	A	1,338,972
126,225	Total South Carolina			143,680,064
	South Dakota – 0.1%
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B:
585	4.000%, 11/01/21	No Opt. Call	AA-	592,342
650	5.000%, 11/01/24	No Opt. Call	AA-	749,353
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015:
800	5.000%, 11/01/21	No Opt. Call	AA-	812,680
1,130	5.000%, 11/01/22	No Opt. Call	AA-	1,201,834
4,500	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2018A, 3.550%, 11/01/33	5/27 at 100.00	AAA	4,865,670

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Dakota (continued)
$3,060	South Dakota Housing Development Authority, Homeownership Mortgage Revenue Bonds, Series 2021A, 1.900%, 11/01/36	5/30 at 100.00	AAA	3,084,449
10,725	Total South Dakota			11,306,328
	Tennessee – 1.3%
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-1:
1,250	5.000%, 8/01/25	No Opt. Call	BBB+	1,469,975
1,750	5.000%, 8/01/26	No Opt. Call	BBB+	2,121,123
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019:
2,335	5.000%, 11/15/32	2/29 at 100.00	A	2,953,004
2,810	5.000%, 11/15/33	2/29 at 100.00	A	3,544,478
6,150	Knoxville, Tennessee, Wastewater System Revenue Bonds, Refunding Series 2021A, 4.000%, 4/01/25	No Opt. Call	AA+	6,988,306
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
500	4.000%, 11/01/21	No Opt. Call	A+	505,770
1,030	5.000%, 11/01/22	11/21 at 100.00	A+	1,045,265
21,315	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Improvement Series 2021C, 5.000%, 1/01/25	No Opt. Call	AA	24,751,617
	Metropolitan Government of Nashville-Davidson County, Tennessee, Water and Sewerage Revenue Bonds, Refunding Subordinate Lien Series 2012:
2,715	5.000%, 7/01/21	No Opt. Call	AA-	2,715,000
1,965	5.000%, 7/01/22	No Opt. Call	AA-	2,060,951
8,605	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A, 4.000%, 12/01/51 (Mandatory Put 9/01/28)	6/28 at 100.68	A1	10,330,302
1,505	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2015-1C, 3.850%, 7/01/32	1/25 at 100.00	AA+	1,581,469
4,475	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-1, 3.400%, 7/01/34	7/28 at 100.00	AA+	4,721,841
4,660	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2019-2, 2.800%, 7/01/34	7/28 at 100.00	AA+	4,978,278
750	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2020-3A, 2.100%, 7/01/35	7/29 at 100.00	AA+	770,798
2,000	Tennessee Housing Development Agency, Residential Finance Program Bonds, Series 2021-1, 2.050%, 7/01/36	7/30 at 100.00	AA+	2,034,400
8,360	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A2	9,466,279
3,485	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Commodity Project, Series 2021A, 5.000%, 5/01/52 (Mandatory Put 11/01/31)	8/31 at 100.85	A2	4,621,807
21,710	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 4.000%, 5/01/48 (Mandatory Put 5/01/23)	2/23 at 100.43	A2	23,051,895
97,370	Total Tennessee			109,712,558

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas – 4.6%
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
$1,660	5.000%, 1/01/26	No Opt. Call	BB+	1,900,667
1,290	5.000%, 1/01/27	No Opt. Call	BB+	1,506,075
1,920	5.000%, 1/01/29	1/27 at 100.00	BB+	2,207,578
5,000	Austin Independent School District, Travis County, Texas, General Obligation Bonds, School Building Series 2020, 5.000%, 8/01/21	No Opt. Call	Aaa	5,019,650
1,850	Austin, Texas, Electric Utility System Revenue Bonds, Refunding & Improvement Series 2020A, 5.000%, 11/15/25	No Opt. Call	AA	2,213,044
5,835	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2020C, 5.000%, 8/15/31	No Opt. Call	AAA	8,003,286
5,115	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2020F, 5.000%, 1/01/25	7/24 at 100.00	BBB+	5,792,840
9,210	Central Texas Regional Mobility Authority, Revenue Bonds, Anticipation Notes Subordinate Lien Series 2021C, 5.000%, 1/01/27	1/26 at 100.00	BBB+	10,885,207
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
1,430	5.000%, 1/01/22	No Opt. Call	A-	1,463,662
2,500	5.000%, 1/01/23	No Opt. Call	A-	2,676,200
3,570	5.000%, 1/01/24	No Opt. Call	A-	3,977,801
	Corpus Christi Business and Job Development Corporation, Texas, Sales Tax Revenue Bonds, Arena Project, Refunding Series 2014:
1,000	5.000%, 9/01/21	No Opt. Call	AA	1,006,350
650	5.000%, 9/01/22	No Opt. Call	AA	679,178
5,015	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2019, 5.000%, 12/01/24	No Opt. Call	AA+	5,808,072
4,000	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Senior Lien Series 2020B Forward Delivery, 5.000%, 12/01/23	No Opt. Call	AA+	4,460,040
	Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding Series 2020C:
2,000	5.000%, 10/01/21	No Opt. Call	AAA	2,024,260
2,000	5.000%, 10/01/22	No Opt. Call	AAA	2,120,560
2,000	5.000%, 10/01/23	No Opt. Call	AAA	2,214,000
30,640	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding & Improvement Series 2016, 1.600%, 11/01/21, 144A (AMT)	No Opt. Call	A	30,779,718
1,010	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2014A, 5.250%, 11/01/26 (AMT)	11/23 at 100.00	A+	1,122,958

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	El Paso, El Paso County, Texas, Water and Sewer Revenue Bonds, Refunding Series 2019B:
$2,525	5.000%, 3/01/23	No Opt. Call	AA+	2,725,081
2,660	5.000%, 3/01/24	No Opt. Call	AA+	2,988,058
3,000	5.000%, 3/01/25	No Opt. Call	AA+	3,493,500
3,945	5.000%, 3/01/26	No Opt. Call	AA+	4,743,823
4,160	5.000%, 3/01/27	No Opt. Call	AA+	5,147,293
1,020	5.000%, 3/01/28	No Opt. Call	AA+	1,294,156
9,000	Fort Worth, Texas, General Obligation Bonds, Refunding Improvment Series 2020, 4.000%, 3/01/22	No Opt. Call	AA	9,232,290
18,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Bond Anticipation Note Series 2014A, 5.000%, 2/01/23	No Opt. Call	A+	19,311,300
5,135	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-1, 5.000%, 7/01/49 (Mandatory Put 12/01/22)	9/22 at 100.88	A+	5,466,259
3,260	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Health System, Series 2019B-2, 5.000%, 7/01/49 (Mandatory Put 12/01/24)	9/24 at 100.84	A+	3,753,857
3,090	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Memorial Hermann Healthcare System, Series 2014A, 5.000%, 12/01/24	No Opt. Call	A+	3,564,964
17,500	Harris County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Texas Childrens Hospital, Series 2019B, 5.000%, 10/01/41 (Mandatory Put 10/01/24)	No Opt. Call	AA	20,096,125
5,205	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/24 – AGM Insured	No Opt. Call	AA	5,941,091
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018C:
4,000	5.000%, 7/01/29 (AMT)	7/28 at 100.00	AA	5,026,840
6,000	5.000%, 7/01/30 (AMT)	7/28 at 100.00	AA	7,532,460
3,000	5.000%, 7/01/31 (AMT)	7/28 at 100.00	AA	3,762,150
6,500	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2020A Forward Delivery, 5.000%, 11/15/32	11/30 at 100.00	AA	8,713,250
	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015:
1,000	5.000%, 11/01/21 (AMT)	No Opt. Call	A1	1,015,380
1,720	5.000%, 11/01/22 (AMT)	No Opt. Call	A1	1,826,244
1,455	5.000%, 11/01/23 (AMT)	No Opt. Call	A1	1,612,897
1,500	5.000%, 11/01/24 (AMT)	No Opt. Call	A1	1,724,970
3,950	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, Central Power & Light Company Project, Refunding Series 1996, 0.900%, 5/01/30 (Mandatory Put 9/01/23) (AMT)	No Opt. Call	A-	3,973,068
520	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 4.000%, 12/01/21	No Opt. Call	B1	523,541

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$2,175	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	2,301,411
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds, Children's Medical Center Dallas Project, Series 2012:
2,795	5.000%, 8/15/21	No Opt. Call	AA	2,811,127
2,065	5.000%, 8/15/22	No Opt. Call	AA	2,176,634
6,415	5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	AA (5)	6,760,576
7,650	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series 2011D, 5.000%, 9/01/24 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (5)	7,710,817
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2014A:
4,030	5.000%, 1/01/22 (ETM)	No Opt. Call	A+ (5)	4,127,083
1,990	5.000%, 1/01/23 (ETM)	No Opt. Call	N/R (5)	2,134,275
3,030	5.000%, 1/01/23	No Opt. Call	A+	3,247,827
2,310	5.000%, 1/01/24 (ETM)	No Opt. Call	N/R (5)	2,583,596
4,735	5.000%, 1/01/24	No Opt. Call	A+	5,288,427
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2017A:
5,025	5.000%, 1/01/23	No Opt. Call	A+	5,386,247
3,260	5.000%, 1/01/24	1/23 at 100.00	A+	3,494,361
3,200	5.000%, 1/01/27	1/26 at 100.00	A+	3,811,680
	San Antonio, Texas, General Obligation Bonds, General Improvement Series 2020:
5,570	5.000%, 8/01/28	No Opt. Call	AAA	7,158,453
4,010	5.000%, 8/01/29	No Opt. Call	AAA	5,267,576
1,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, MRC Methodist Retirement Communities Stevenson Oaks Project, Mandatory Paydown Series 2020B-2, 3.000%, 11/15/26	5/22 at 100.00	N/R	1,013,850
3,540	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Premium Series 2019A, 3.500%, 7/01/34	7/28 at 100.00	Aaa	3,895,239
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
3,000	4.000%, 12/31/30	No Opt. Call	Baa2	3,675,120
4,000	4.000%, 6/30/31	12/30 at 100.00	Baa2	4,876,840
47,215	Texas State, General Obligation Bonds, Tax & Revenue Anticipation Note Series 2020, 4.000%, 8/26/21	No Opt. Call	N/R	47,498,762
	Texas Water Development Board, State Revolving Fund Revenue Bonds, New Series 2020:
1,000	3.000%, 8/01/21	No Opt. Call	AAA	1,002,320
1,275	5.000%, 8/01/23	No Opt. Call	AAA	1,403,482
1,510	5.000%, 8/01/25	No Opt. Call	AAA	1,791,857

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas Water Development Board, State Water Implementation Revenue Fund Bonds, Master Trust Series 2018A:
$7,080	5.000%, 10/15/23	No Opt. Call	AAA	7,860,287
13,055	5.000%, 10/15/24	No Opt. Call	AAA	15,072,781
336,775	Total Texas			371,680,371
	Utah – 0.4%
9,725	Central Utah Water Conservancy District, Utah, General Obligation Bonds, Refunding Limited Tax Series 2021A, 5.000%, 4/01/25	No Opt. Call	AA+	11,392,546
2,075	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind Project, Series 2012A, 5.000%, 9/01/21	No Opt. Call	AA-	2,090,957
5,120	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020B-1, 5.000%, 5/15/60 (Mandatory Put 8/01/24)	2/24 at 102.15	AA+	5,843,353
	Utah State, General Obligation Bonds, Series 2020B:
5,805	5.000%, 7/01/21	No Opt. Call	AAA	5,805,000
4,000	5.000%, 7/01/23	No Opt. Call	AAA	4,386,800
26,725	Total Utah			29,518,656
	Virginia – 1.8%
3,095	Charles City County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste Management, Inc, Series 2002, 1.450%, 4/01/27 (AMT)	No Opt. Call	A-	3,095,000
10,285	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Bond Anticipation Notes Series 2019, 5.000%, 11/01/23	No Opt. Call	BBB	11,385,906
	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, Wiehle Avenue Metrorail Station Parking Project, Refunding Series 2020 Forward Delivery:
2,160	5.000%, 8/01/24	No Opt. Call	AA+	2,469,787
2,190	5.000%, 8/01/25	No Opt. Call	AA+	2,590,967
2,045	5.000%, 8/01/26	No Opt. Call	AA+	2,493,530
2,850	5.000%, 8/01/27	No Opt. Call	AA+	3,565,778
1,600	5.000%, 8/01/29	No Opt. Call	AA+	2,090,192
8,905	Federal Home Loan Mortgage Corporation, Multifamily Variable Rate Certificates Relating to Municpal Securities Class A Series 2019M-057, 2.400%, 10/15/29	No Opt. Call	AA+	9,405,105
11,000	Halifax County Industrial Development Authority, Virginia, Recovery Zone Facility Revenue Bonds, Virginia Electric & Power Compnay Project, Sereis 2010A, 0.450%, 12/01/41 (Mandatory Put 4/01/22)	No Opt. Call	A2	11,010,670
	Loudoun County Economic Development Authority, Virginia, Lease Revenue Bonds, Public Facilities Project, Refunding Series 2020A:
10,700	5.000%, 12/01/22	No Opt. Call	AA+	11,433,271
11,105	5.000%, 12/01/23	No Opt. Call	AA+	12,384,962
5,240	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018A, 5.000%, 11/01/48 (Mandatory Put 11/01/28)	No Opt. Call	AA	6,717,313
4,980	Virginia Beach Development Authority, Virginia, Public Facilities Revenue Bonds, Refunding Series 2020B, 5.000%, 8/01/23	No Opt. Call	AA+	5,469,733

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Virginia Beach Development Authority, Virginia, Public Facilities Revenue Bonds, Series 2020A:
$8,895	5.000%, 4/15/23	No Opt. Call	AA+	9,669,132
8,815	5.000%, 4/15/24	No Opt. Call	AA+	9,956,366
23,235	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College & Equipment Programs, Series 2021A, 5.000%, 2/01/24	No Opt. Call	AA+	26,061,306
9,360	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2009A, 0.750%, 10/01/40 (Mandatory Put 9/02/25)	No Opt. Call	A2	9,448,920
4,045	Wise County Industrial Development Authority, Virginia, Solid Waste and Sewage Disposal Revenue Bonds, Virginia Electric and Power Company, Series 2010A, 1.200%, 11/01/40 (Mandatory Put 5/31/24)	No Opt. Call	A2	4,139,936
130,505	Total Virginia			143,387,874
	Washington – 2.9%
10,135	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2015A, 5.000%, 7/01/23	No Opt. Call	Aa2	11,115,054
5,025	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2015C, 5.000%, 7/01/25	No Opt. Call	Aa2	5,937,238
10,595	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2017A, 5.000%, 7/01/27	No Opt. Call	Aa2	13,269,602
16,205	Energy Northwest, Washington, Electric Revenue Bonds, Nuclear Project 1, Refunding Series 2021-A, 5.000%, 7/01/26	No Opt. Call	Aa2	19,728,453
	King and Pierce Counties School District 408 Auburn, Washington, General Obligation Bonds, Refunding Series 2020:
4,110	5.000%, 12/01/21	No Opt. Call	Aaa	4,193,310
1,310	5.000%, 12/01/22	No Opt. Call	Aaa	1,400,167
3,105	5.000%, 12/01/23	No Opt. Call	Aaa	3,462,106
3,000	5.000%, 12/01/24	No Opt. Call	Aaa	3,473,310
2,000	5.000%, 12/01/25	No Opt. Call	Aaa	2,393,080
	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Valley Medical Center, Refunding Series 2016:
6,485	5.000%, 12/01/23	No Opt. Call	A2	7,194,200
7,285	5.000%, 12/01/24	No Opt. Call	A2	8,380,664
13,045	King County, Washington, Sewer Revenue Bonds, Refunding Junior Lien Series 2020A, 0.625%, 1/01/32 (Mandatory Put 1/01/24)	7/23 at 100.00	AA	13,067,176
1,630	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Refunding Series 2013B, 5.000%, 12/01/21 (ETM)	No Opt. Call	A1 (5)	1,662,404
12,105	Spokane, Washington, Water and Wastewater System Revenue Bonds, Green Series 2014, 4.000%, 12/01/32	12/24 at 100.00	AA	13,508,091
2,050	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/27	No Opt. Call	BBB+	2,552,435
4,020	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-1, 5.000%, 8/01/49 (Mandatory Put 8/01/24)	2/24 at 100.00	BBB+	4,507,023

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$4,000	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-2, 5.000%, 8/01/49 (Mandatory Put 8/01/25)	2/25 at 100.00	BBB+	4,648,120
8,250	Washington Health Care Facilities Authority, Revenue Bonds, CommonSpirit Health, Series 2019B-3, 5.000%, 8/01/49 (Mandatory Put 8/01/26)	2/26 at 100.00	BBB+	9,889,935
	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2015:
5,730	5.000%, 1/01/22	No Opt. Call	A+	5,864,884
1,950	5.000%, 1/01/24	No Opt. Call	A+	2,169,122
1,310	5.000%, 1/01/25	No Opt. Call	A+	1,509,343
1,065	Washington Health Care Facilities Authority, Revenue Bonds, PeaceHealth, Refunding Series 2014A, 5.000%, 11/15/21 (ETM)	No Opt. Call	AA- (5)	1,083,701
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2012B:
10,000	4.000%, 10/01/42 (Mandatory Put 10/01/21)	No Opt. Call	AA-	10,094,800
11,000	5.000%, 10/01/42 (Mandatory Put 10/01/21)	No Opt. Call	AA-	11,131,450
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Saint Joseph Health, Series 2018B:
1,300	5.000%, 10/01/25	No Opt. Call	AA-	1,542,866
1,975	5.000%, 10/01/26	No Opt. Call	AA-	2,416,511
3,010	5.000%, 10/01/27	No Opt. Call	AA-	3,784,172
2,360	5.000%, 10/01/28	No Opt. Call	AA-	3,038,925
3,755	Washington State Housing Finance Commission, Single Family Program Bonds, Series 2021-1N, 2.000%, 12/01/36	6/30 at 100.00	Aaa	3,785,115
1,620	Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax & Vehicle Related Fees Series 2020E, 5.000%, 6/01/22	No Opt. Call	Aaa	1,692,495
5,310	Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax & Vehicle Related Fees Series 2021F, 5.000%, 6/01/23	No Opt. Call	Aaa	5,803,511
	Washington State, General Obligation Bonds, Refunding Motor Vehicle Fuel Tax, Triple Pledge SR 520 Toll Series R-2021A Forward Delivery:
2,000	5.000%, 6/01/24	No Opt. Call	Aaa	2,276,280
4,750	5.000%, 6/01/25	No Opt. Call	Aaa	5,602,578
20,175	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2013R-13C, 5.000%, 7/01/21	No Opt. Call	Aaa	20,175,000
22,875	Washington State, General Obligation Bonds, Refunding Various Purpose Series 2021R-2021C, 5.000%, 8/01/24	No Opt. Call	Aaa	26,201,254
214,540	Total Washington			238,554,375
	West Virginia – 0.4%
6,025	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Refunidng Series 2015A, 2.550%, 3/01/40 (Mandatory Put 4/01/24)	No Opt. Call	A-	6,349,808
6,845	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2010, 0.625%, 12/01/38 (Mandatory Put 12/15/25)	No Opt. Call	A-	6,811,596

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia (continued)
$5,550	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Series 2011A, 1.000%, 1/01/41 (Mandatory Put 9/01/25) (AMT)	No Opt. Call	A-	5,588,129
4,010	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009A, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	4,093,288
4,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Appalachian Power Company - Amos Project, Seriess 2009B, 2.625%, 12/01/42 (Mandatory Put 6/01/22)	No Opt. Call	A-	4,083,080
4,095	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Wheeling Power Company - Mitchell Project, Series 2013A, 3.000%, 6/01/37 (Mandatory Put 4/01/22) (AMT)	No Opt. Call	A-	4,180,258
1,090	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2014A, 5.000%, 9/01/24	No Opt. Call	Baa1	1,236,125
31,615	Total West Virginia			32,342,284
	Wisconsin – 1.4%
10,000	Milwaukee, Milwaukee County, Wisconsin, Revenue Anticipation Notes, Series 2020-M8, 5.000%, 7/01/21	No Opt. Call	N/R	10,000,000
4,200	Public Finance Authority of Wisconsin, Retirement Facilities First Mortgage Revenue Bonds, Whitestone Masonic and Eastern Star Home of Norht Carolina, Series 2020B-2, 3.000%, 3/01/26, 144A	8/21 at 100.00	N/R	4,203,528
4,000	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-4, 1.100%, 4/01/33 (Mandatory Put 6/01/26) (AMT)	No Opt. Call	A-	4,030,640
1,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016A, 5.000%, 1/01/24 (AMT)	No Opt. Call	BBB-	1,098,660
	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C:
2,250	4.050%, 11/01/30	5/26 at 100.00	BBB-	2,493,067
5,000	4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB-	5,597,850
25,000	Shorewood School District, Milwaukee County, Wisconsin, Bond Anticipation Notes, Series 2021, 0.450%, 10/01/23 (WI/DD, Settling 7/06/21)	10/22 at 100.00	N/R	25,094,500
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc, Refunding 2012C:
1,480	5.000%, 8/15/21 (ETM)	No Opt. Call	N/R (5)	1,488,584
95	5.000%, 8/15/23 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (5)	100,118
6,330	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Hospital Sisters Services, Inc, Refunding Series 2014A, 5.000%, 11/15/22	No Opt. Call	A+	6,743,096
6,010	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic Health System, Inc, Series 2020B-1, 5.000%, 2/15/52 (Mandatory Put 2/15/25)	8/24 at 100.00	A-	6,813,477
3,150	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ProHealth Care, Inc Obligated Group, Refunding Series 2015, 3.375%, 8/15/29	8/24 at 100.00	A+	3,365,932

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$4,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, TEMPS 50 Series 2019B-3, 2.250%, 11/01/26	11/21 at 100.00	N/R	4,005,280
4,080	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, TEMPS 70 Series 2019B-2, 2.550%, 11/01/27	11/21 at 100.00	N/R	4,087,630
6,250	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint Camillus Health System Inc, TEMPS 85 Series 2019B-1, 2.825%, 11/01/28	11/21 at 100.00	N/R	6,265,062
	Wisconsin Housing and Ecconomic Development Authority, Home Ownership Revenue Bonds, Series 2019C:
1,770	2.200%, 3/01/31	9/28 at 100.00	AA	1,844,747
1,785	2.200%, 9/01/31	9/28 at 100.00	AA	1,857,275
4,930	2.500%, 9/01/34	9/28 at 100.00	AA	5,140,117
	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2019A:
1,950	1.550%, 11/01/38 (Mandatory Put 11/01/21)	8/21 at 100.00	AA	1,952,086
6,315	1.600%, 11/01/48 (Mandatory Put 11/01/22)	11/21 at 100.00	AA	6,342,849
5,325	Wisconsin State, General Obligation Bonds, Refunding Series 2021-1, 5.000%, 5/01/27	No Opt. Call	Aa1	6,663,492
	WPPI Energy, Wisconsin, Power Supply System Revenue Bonds, Refunding Series 2014A:
690	5.000%, 7/01/25	7/24 at 100.00	A1	787,849
1,060	5.000%, 7/01/26	7/24 at 100.00	A1	1,210,319
735	5.000%, 7/01/27	7/24 at 100.00	A1	839,230
107,405	Total Wisconsin			112,025,388
	Wyoming – 0.4%
20,175	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company Project, Series 2006, 1.700%, 7/15/26	No Opt. Call	A1	20,812,530
	University of Wyoming, Facilities Revenue Bonds, Supplemental Coverage Program, Refunding Series 2021A:
2,690	5.000%, 6/01/24	No Opt. Call	Aa2	3,059,929
2,825	5.000%, 6/01/25	No Opt. Call	Aa2	3,329,630
2,500	Wyoming Community Development Authority, Housing Revenue Bonds, 2019 Series 3, 2.450%, 12/01/34	12/28 at 100.00	AA+	2,614,725
1,225	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 1, 2.625%, 12/01/35	6/29 at 100.00	AA+	1,290,733
2,500	Wyoming Community Development Authority, Housing Revenue Bonds, 2020 Series 2, 2.100%, 12/01/35	6/30 at 100.00	AA+	2,546,650
31,915	Total Wyoming			33,654,197
$7,433,995	Total Municipal Bonds (cost $7,767,432,213)			8,011,057,223

Shares	Description	Value
	COMMON STOCKS – 1.3%
	Electric Utilities – 1.3%
2,813,414	Energy Harbor Corp (8), (9), (10)	$105,854,702
	Total Common Stocks (cost $57,727,850)	105,854,702
	Total Long-Term Investments (cost $7,825,160,063)	8,116,911,925

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 2.2%
	MUNICIPAL BONDS – 2.2%
	National – 1.0%
$1,641	BB&T Municipal Trust Pool Tax Exempt Lease Certificates Class C, Variable Rate Demand Obligations, Series 2018, 0.830%, 11/30/21 (SIFMA reference rate + 0.800% spread), 144A (4), (11)	No Opt. Call	A+	$1,641,058
57,400	Invesco Value Municipla Income Trust Variable Rate Munifund Term Preferred Shares Series 2015/6 IIM JP MORGAN CHASE PUTTERS / DRIVERS TR VAR STS CTFS 5027 Ticker Symbol - IIM, 0.200%, 12/01/24 (AMT) (Mandatory Put 6/30/21), 144A (11)	No Opt. Call	AA	57,400,000
10,000	JPMorgan Chase Putters/Drivers Trust Various States, Variable Rate Demand Obligations, Series 5028, 0.200%, 12/01/24 (AMT), 144A (11)	No Opt. Call	AA	10,000,000
10,000	JPMorgan Chase Putters/Drivers Trust Various States, Variable Rate Demand Obligations, Series 5029, 0.200%, 12/01/24 (AMT), 144A (11)	No Opt. Call	AA	10,000,000
79,041	Total National			79,041,058
	Alabama – 0.4%
5,070	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Variable Rate Demand Obligations, Series 2007A, 1.000%, 6/01/34 (Mandatory Put 6/26/25) (11)	No Opt. Call	A1	5,140,777
23,435	Mobile Industrial Development Board, Alabama, Pollution Control Revenue Refunding Bonds, Alabama Power Company Barry Plan, Variable Rate Demand Obligations, Series 2008, 2.900%, 7/15/34 (Mandatory Put 12/12/23) (11)	No Opt. Call	A1	24,850,709
28,505	Total Alabama			29,991,486
	California – 0.1%
11,875	California Infrastructure and Economic Development Bank, Revenue Bonds, Brightline West Passenger Rail Project, Variable Rate Demand Obligations, Series 2020A, 0.200%, 1/01/50 (AMT) (Mandatory Put 2/01/22), 144A (WI/DD, Settling 7/01/21) (11)	8/21 at 100.00	VMIG 1	11,875,000
	Florida – 0.3%
18,680	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (11)	8/21 at 103.00	N/R	19,151,296
3,100	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Tender Option Bond Trust Series 2018-XM0676, 0.150%, 4/01/53 (Mandatory Put 7/07/21), 144A (11)	4/28 at 100.00	A3	3,100,000
21,780	Total Florida			22,251,296
	Illinois – 0.1%
6,100	Peoria County, Illinois, General Obligation Bonds, Alternate Revenue Source, Tender Option Bond Floater 16-XM0274, 0.060%, 12/15/41 (Mandatory Put 7/07/21), 144A (11)	No Opt. Call	AA	6,100,000
	New Jersey – 0.1%
3,500	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Tender Option Bond Floater 2018-020, 0.100%, 11/01/39 (AMT) (Mandatory Put 7/07/21), 144A (11)	11/27 at 100.00	AA-	3,500,000
1,470	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Floater Series 2017-ZM0566, 0.170%, 7/01/25 (Mandatory Put 7/07/21), 144A (11)	No Opt. Call	A+	1,470,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
4,970	Total New Jersey			4,970,000
	North Carolina – 0.1%
$7,550	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Tender Option Bond Trust 2017-YX1052, 0.080%, 7/01/37 (Mandatory Put 7/07/21), 144A (11)	1/27 at 100.00	Aa1	$7,550,000
	Washington – 0.0%
3,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Tender Option Bond Trust 2018-ZM0679, 0.120%, 7/01/26 (Mandatory Put 7/07/21), 144A (11)	No Opt. Call	Baa1	3,000,000
	Wisconsin – 0.1%
11,555	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc, Refunding Series 2016A-3, 1.100%, 7/01/29 (AMT) (Mandatory Put 6/01/26) (11)	No Opt. Call	A-	11,643,511
$174,376	Total Short-Term Investments (cost $174,383,353)			176,422,351
	Total Investments (cost $7,999,543,416) – 101.9%			8,293,334,276
	Other Assets Less Liabilities – (1.9)%			(156,032,740)
	Net Assets – 100%			$8,137,301,536
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Nuveen Limited Term Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$8,011,057,223	$ —	$8,011,057,223
Common Stocks	—	105,854,702	—	105,854,702
Short-Term Investments:
Municipal Bonds	—	176,422,351	—	176,422,351
Total	$ —	$8,293,334,276	$ —	$8,293,334,276

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23,Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 0.000%, 1/01/34,Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(9)	For fair value measurement disclosure purposes, investment classified as Level 2.
(10)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(11)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SIFMA	Securities Industry and Financial Market Association
SOFR	Secured Overnight Financing Rate
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen High Yield Municipal Bond Fund
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 119.3%
	MUNICIPAL BONDS – 114.7%
	Alabama – 1.4%
$2,918	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding Taxable Series 2017C, 1.000%, 9/01/37, 144A (4)	8/21 at 100.00	N/R	29
16,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series 2017A, 6.750%, 9/01/37, 144A (4)	9/27 at 100.00	N/R	11,200,000
3,397	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable Series 2017B, 6.750%, 9/01/37, 144A (4)	9/27 at 100.00	N/R	2,378,353
10,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1993, 6.450%, 12/01/23 (AMT)	8/21 at 100.00	B1	10,015,700
3,865	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1994, 6.450%, 12/01/23 (AMT)	7/21 at 100.00	B1	3,871,068
10,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A	9/25 at 100.00	N/R	11,058,200
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Methodist Home for the Aging, Refunding Series 2015-1:
1,350	5.750%, 6/01/35	6/26 at 100.00	N/R	1,448,172
2,500	5.750%, 6/01/45	6/26 at 100.00	N/R	2,638,525
	Homewood Educational Building Authority, Alabama, Educational Facilities Revenue Bonds, Samford University, Series 2019A:
2,750	4.000%, 12/01/41 (UB) (5)	12/29 at 100.00	A3	3,150,647
4,220	4.000%, 12/01/49 (UB) (5)	12/29 at 100.00	A3	4,771,259
2,095	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Green Series 2020, 6.375%, 11/01/50 (Mandatory Put 11/01/30) (AMT)	No Opt. Call	B-	2,688,262
98,400	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B-	118,914,432
	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F:
2,400	7.750%, 10/01/46 (6)	10/23 at 105.00	BB	2,471,424
5,000	7.900%, 10/01/50 (6)	10/23 at 105.00	BB	5,148,800
	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C:
16,370	6.500%, 10/01/38 – AGM Insured (6)	10/23 at 105.00	BB+	16,872,723
5,000	6.600%, 10/01/42 – AGM Insured (6)	10/23 at 105.00	BB+	5,139,850
2,520	6.750%, 10/01/46 – AGM Insured (6)	10/23 at 105.00	BB+	2,588,040
10,000	6.900%, 10/01/50 – AGM Insured (6)	10/23 at 105.00	BB+	10,270,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alabama (continued)
$17,800	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.000%, 10/01/42	10/23 at 105.00	BB	20,706,562
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013E, 0.000%, 10/01/35	10/23 at 41.20	BB	400,300
6,000	Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects, Series 2020, 4.000%, 11/01/45, 144A	11/29 at 100.00	N/R	6,573,540
32,835	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	35,741,554
23,605	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	27,717,699
15,610	UAB Medicine Finance Authority, Alabama, Revenue Bonds, Series 2019B, 4.000%, 9/01/48 (UB) (5)	9/29 at 100.00	AA-	18,272,754
295,635	Total Alabama			324,037,893
	Alaska – 0.0%
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1, 4.000%, 6/01/50	6/31 at 100.00	N/R	1,185,950
	Arizona – 2.6%
6,360	Arizona Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series 2020, 5.000%, 6/01/31, 144A	No Opt. Call	N/R	6,927,694
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A:
1,670	5.125%, 7/01/37, 144A	7/26 at 100.00	BB	1,921,285
2,000	5.250%, 7/01/47, 144A	7/26 at 100.00	BB	2,283,100
1,885	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D, 5.000%, 7/01/51, 144A	7/27 at 100.00	BB	2,159,494
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Franklin Phonetic Charter School Project, Refunding Series 2017:
580	5.500%, 7/01/37, 144A	7/27 at 100.00	N/R	639,624
1,390	5.750%, 7/01/47, 144A	7/27 at 100.00	N/R	1,527,110
1,505	5.875%, 7/01/52, 144A	7/27 at 100.00	N/R	1,659,202
2,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence East Tucson & Central Tucson Projects, Series 2019A, 5.000%, 7/01/54, 144A	7/24 at 101.00	N/R	2,123,820
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Montessori Academy Projects, Refunding Series 2017A:
700	6.000%, 11/01/37, 144A	11/27 at 100.00	N/R	737,912
3,850	6.250%, 11/01/50, 144A	11/27 at 100.00	N/R	4,035,724
1,545	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017B, 5.000%, 3/01/37, 144A	9/27 at 100.00	BB+	1,794,966

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017B:
$1,280	5.125%, 7/01/47, 144A	7/27 at 100.00	BB	1,454,592
565	5.250%, 7/01/51, 144A	7/27 at 100.00	BB	644,614
5,440	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence - Parker Colorado Campus Project, Series 2019A, 5.000%, 7/01/49, 144A	7/24 at 101.00	N/R	5,746,381
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A:
1,500	5.000%, 7/01/37, 144A	7/22 at 101.00	N/R	1,547,415
3,555	5.250%, 7/01/47, 144A	7/22 at 101.00	N/R	3,664,992
3,945	5.250%, 7/01/52, 144A	7/22 at 101.00	N/R	4,065,086
3,260	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater Academy of Nevada - Mountain Vista Campus Project, Series 2018A, 5.500%, 12/15/48, 144A	12/26 at 100.00	BB	3,750,206
3,150	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St Rose Campus Projects, Series 2018A, 5.750%, 7/15/48, 144A	7/26 at 100.00	BB+	3,683,547
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project, Series 2020A-2:
6,145	6.000%, 9/15/38, 144A	9/23 at 105.00	BB+	6,983,424
20,060	6.150%, 9/15/53, 144A	9/23 at 105.00	BB+	22,695,483
1,400	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Social Bonds Pensar Academy Project, Series 2020, 5.000%, 7/01/45, 144A	7/28 at 100.00	BB-	1,541,190
11,260	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A	6/28 at 100.00	N/R	12,915,896
10,010	Arizona Industrial Development Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2020A, 3.000%, 2/01/45 (UB) (5)	2/30 at 100.00	A	10,660,049
22,350	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 5.375%, 1/01/38	7/25 at 101.00	N/R	22,312,675
9,573	Cahava Springs Revitalization District, Cave Creek, Arizona, Special Assessment Bonds, Series 2017A, 7.000%, 7/01/41, 144A (4)	7/27 at 100.00	N/R	7,371,262
2,000	Coconino County Industrial Development Authority, Arizona, Education Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding Series 2020, 5.500%, 7/01/40, 144A	7/28 at 100.00	N/R	2,117,680
	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014:
655	5.000%, 7/15/29, 144A	7/24 at 100.00	N/R	716,393
650	5.000%, 7/15/33, 144A	7/24 at 100.00	N/R	706,115
750	5.000%, 7/15/38, 144A	7/24 at 100.00	N/R	811,193
1,056	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 5.375%, 7/01/39, 144A	7/24 at 100.00	N/R	1,109,106

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$2,055	Estrella Mountain Ranch Community Facilities District, Goodyear City, Arizona, Special Assessment Revenue Bonds, Montecito Assessment District 2, Series 2015, 5.000%, 7/01/39, 144A	7/25 at 100.00	N/R	2,167,840
3,250	Florence Town Inc, Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project - Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	Ba2	3,534,667
7,700	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%, 1/01/50, 144A	1/30 at 100.00	N/R	8,277,731
2,685	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.500%, 10/01/51, 144A	10/27 at 103.00	N/R	2,965,233
17,465	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2021A, 3.000%, 9/01/51 (UB) (5)	3/31 at 100.00	A2	18,789,720
14,335	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017A, 4.000%, 1/01/41 (UB) (5)	1/28 at 100.00	AA-	16,448,552
17,830	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2017D, 3.000%, 1/01/48 (UB) (5)	7/30 at 100.00	AA-	19,141,575
23,575	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2019E, 3.000%, 1/01/49 (UB) (5)	7/30 at 100.00	AA-	25,277,351
9,730	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Variable Rate Demand Series 2019F, 3.000%, 1/01/49 (UB) (5)	7/30 at 100.00	AA-	10,432,603
345	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds, Series 2006, 5.300%, 7/15/25	7/21 at 100.00	N/R	323,065
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2019B:
5,500	4.000%, 7/01/44 (AMT) (UB) (5)	7/29 at 100.00	A	6,332,480
11,710	5.000%, 7/01/44 (AMT) (UB) (5)	7/29 at 100.00	A	14,601,082
11,655	5.000%, 7/01/49 (AMT) (UB) (5)	7/29 at 100.00	A	14,456,163
12,555	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Junior Lien Series 2017D, 4.000%, 7/01/40 (UB) (5)	7/27 at 100.00	A	14,403,724
3,130	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BB	3,459,808
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A:
3,000	6.500%, 7/01/34, 144A	7/24 at 100.00	Ba2	3,488,910
10,000	6.750%, 7/01/44, 144A	7/24 at 100.00	Ba2	11,588,900
4,650	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	5,037,949
5,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2016A, 5.000%, 7/01/46, 144A	7/26 at 100.00	Ba2	5,561,400
530	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence - Oro Valley Project, Series 2019A, 5.000%, 7/01/54, 144A	7/22 at 101.00	N/R	544,739

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc Project, Series 2014:
$21,375	5.000%, 2/01/29	2/24 at 100.00	B+	22,100,040
18,375	5.125%, 2/01/34	2/24 at 100.00	B+	19,007,467
22,835	5.375%, 2/01/41	2/24 at 100.00	B+	23,749,313
5,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42 (UB) (5)	6/22 at 100.00	A3	5,197,100
	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 2016-XF2337:
2,080	18.513%, 6/01/34, 144A (IF) (5)	6/22 at 100.00	A3	2,444,624
775	17.544%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	A3	897,001
975	17.550%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	A3	1,128,543
1,500	17.571%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	A3	1,736,520
375	17.571%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	A3	434,130
1,265	17.571%, 6/01/42, 144A (IF) (5)	6/22 at 100.00	A3	1,464,465
9,355	Phoenix Industrial Development Authority, Arizona, Multi-Family Housing Revenue Bonds, 3rd and Indian Road Assisted Living Project, Series 2016, 5.400%, 10/01/36	10/25 at 101.00	N/R	9,748,284
6,325	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	6,534,927
3,760	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc Project, Series 2010, 6.625%, 4/01/40 (4)	7/21 at 100.00	N/R	3,763,008
	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014:
1,000	7.000%, 5/01/34	5/24 at 100.00	N/R	1,102,840
1,800	7.250%, 5/01/44	5/24 at 100.00	N/R	1,979,766
1,650	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2019, 5.000%, 6/15/52, 144A	6/25 at 100.00	N/R	1,758,157
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Champion Schools Project, Series 2017:
2,870	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	2,742,371
4,865	6.125%, 6/15/47, 144A	6/26 at 100.00	N/R	4,551,013
5,120	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020, 5.000%, 7/01/55, 144A	7/26 at 103.00	N/R	5,608,090
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
3,445	5.250%, 7/01/36	7/26 at 100.00	BB-	3,812,719
5,700	5.375%, 7/01/46	7/26 at 100.00	BB-	6,257,973
6,830	5.500%, 7/01/51	7/26 at 100.00	BB-	7,478,372
13,805	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%, 7/01/51, 144A	7/26 at 103.00	N/R	15,791,816
1,465	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019, 5.000%, 7/01/49, 144A	7/26 at 100.00	N/R	1,576,062

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014:
$1,860	6.750%, 3/01/34	3/24 at 100.00	N/R	1,964,755
4,990	8.750%, 3/01/44	3/24 at 100.00	N/R	5,474,230
8,790	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A, 9.000%, 2/01/44	2/24 at 100.00	N/R	9,998,185
2,660	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2016, 6.500%, 2/01/48, 144A	2/24 at 100.00	N/R	2,816,701
11,315	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.750%, 2/01/50, 144A	2/28 at 100.00	N/R	13,035,559
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020:
1,405	5.000%, 6/15/35, 144A	6/28 at 100.00	N/R	1,509,799
5,115	5.250%, 6/15/50, 144A	6/28 at 100.00	N/R	5,442,155
2,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020-1, 5.000%, 6/15/50, 144A	6/28 at 100.00	N/R	2,160,620
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019:
685	5.125%, 7/01/39	7/25 at 100.00	N/R	728,285
1,050	5.250%, 7/01/49	7/25 at 100.00	N/R	1,111,152
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012:
140	7.000%, 1/01/22	No Opt. Call	B-	141,446
4,275	7.375%, 1/01/32	1/22 at 100.00	B-	4,294,408
6,695	7.500%, 1/01/42	1/22 at 100.00	B-	6,721,044
5,770	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A, 5.000%, 12/15/34, 144A	6/25 at 100.00	BB	6,364,541
10,530	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Econmic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	N/R	10,897,392
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007:
60	5.250%, 12/01/22	No Opt. Call	BBB+	63,925
80	5.250%, 12/01/28	No Opt. Call	BBB+	101,998
26,530	5.500%, 12/01/37, 144A	No Opt. Call	Ba3	38,918,183
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Friendship Village of Tempe Project, Refunding Series 2012A:
1,100	6.250%, 12/01/42	12/21 at 100.00	N/R	1,113,574
3,200	6.250%, 12/01/46	12/21 at 100.00	N/R	3,237,760

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A:
$2,140	6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	2,380,622
2,665	6.125%, 10/01/47, 144A	10/27 at 100.00	N/R	2,933,365
3,085	6.125%, 10/01/52, 144A	10/27 at 100.00	N/R	3,386,775
4,340	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Series 2012, 5.125%, 3/01/42, 144A	9/22 at 100.00	BB+	4,489,513
1,230	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc Refunding, Series 2007A, 6.375%, 12/01/37 (AMT)	8/21 at 100.00	N/R	1,229,951
553,044	Total Arizona			608,521,261
	Arkansas – 0.5%
74,815	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B-	83,836,941
20,420	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49, 144A (AMT)	9/27 at 103.00	B-	23,503,420
10,000	Fayetteville School District 1, Washington County, Arkansas, General Obligation Bonds, Refunding & School Construction Series 2020, 3.000%, 6/01/50 (UB) (5)	6/25 at 100.00	Aa2	10,402,200
105,235	Total Arkansas			117,742,561
	California – 16.7%
	Allan Hancock Joint Community College District, California, General Obligation Bonds, Election 2006 Series 2012C:
10,000	0.000%, 8/01/44 (UB) (5)	8/38 at 100.00	AA	8,944,400
10,000	0.000%, 8/01/47 (UB) (5)	8/40 at 100.00	AA	9,149,400
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
5,500	0.010%, 9/01/34 – AGM Insured	No Opt. Call	A2	4,193,200
2,325	0.000%, 9/01/35 – AGM Insured (ETM)	No Opt. Call	AA (7)	1,865,650
1,985	0.000%, 9/01/35 – AGM Insured	No Opt. Call	AA	1,471,838
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
300	5.250%, 3/01/36	3/26 at 100.00	Ba3	332,862
9,075	5.000%, 3/01/41	3/26 at 100.00	Ba3	9,809,167
10,900	5.000%, 3/01/46	3/26 at 100.00	Ba3	11,675,971
3,415	Antioch Unified School District, Contra Costa County, California, General Obligation Bonds, School Facilities Improvement District 1, Tender Option Bond Trust 2016-XG0071, 17.705%, 8/01/47, 144A (IF) (5)	8/23 at 100.00	A+	4,566,299
	Bakersfield City School District, Kern County, California, General Obligation Bonds, Election 2016 Series 2017A:
4,890	4.000%, 11/01/42 (UB) (5)	11/26 at 100.00	A+	5,409,318
3,750	4.000%, 11/01/46 (UB) (5)	11/26 at 100.00	A+	4,129,763

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Bakersfield City School District, Kern County, California, General Obligation Bonds, Series 2012C:
$1,700	0.000%, 5/01/42 (6)	5/40 at 100.00	A+	1,641,503
4,480	0.000%, 5/01/47 (6)	5/40 at 100.00	A+	4,270,246
4,210	Banning Unified School District, Riverside County, California, General Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46 – AGM Insured (UB) (5)	8/27 at 100.00	AA	4,718,484
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Fixed Rate Series 2017S-7:
13,000	4.000%, 4/01/47 (UB) (5)	4/27 at 100.00	A1	14,938,560
1,000	4.000%, 4/01/49 (UB) (5)	4/27 at 100.00	A1	1,147,570
19,315	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2014S-6, 5.000%, 10/01/54 (Pre-refunded 10/01/24) (UB) (5)	10/24 at 100.00	A1 (7)	22,259,765
7,465	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-8, 3.000%, 4/01/54 (UB) (5)	10/29 at 100.00	A1	7,908,794
1,000	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 20 Series 2012B, 5.950%, 9/01/35	9/22 at 100.00	N/R	1,066,680
2,000	Blythe Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Series 2011, 9.750%, 5/01/38	8/21 at 100.00	N/R	2,012,320
7,205	Cabrillo Unified School District, San Mateo County, California, General Obligation Bonds, Series 2017C, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	AA-	8,087,396
4,155	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/46 – AGM Insured (UB) (5)	8/27 at 100.00	AA	4,656,841
9,985	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	10,865,977
4,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Ester Apartments, Series 2021A-2, 4.000%, 2/01/43, 144A	8/31 at 100.00	N/R	4,505,040
14,080	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A	8/31 at 100.00	N/R	15,528,691
18,125	California Community Housing Agency, California, Essential Housing Revenue Bonds, Mira Vista Hills Apartments, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	19,691,181
10,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Fresno County Tobacco Funding Corporation, Subordinate Turbo Capital Series 2006A, 0.000%, 6/01/46	7/21 at 20.37	N/R	2,033,600
14,700	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 0.000%, 6/01/57	7/21 at 13.08	N/R	1,920,261
27,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55	6/30 at 26.72	N/R	5,439,960
70,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Series 2006A, 0.000%, 6/01/46	7/21 at 24.41	N/R	17,057,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$28,600	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Stanislaus County Tobacco Funding Corporation, Subordinate Turbo Capital Appreciation Series 2006B, 0.000%, 6/01/46	7/21 at 23.68	N/R	6,762,184
8,325	California County Tobacco Securitization Agency, Tobacco Settlement Bonds, Gold Country Settlement Funding Corporation, Subpordinate Series 2020B-2, 0.000%, 6/01/55	12/30 at 36.29	N/R	2,205,792
34,360	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science and Language Academy Project, Series 2020, 6.250%, 7/01/58, 144A	7/27 at 102.00	N/R	37,333,858
6,665	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, 4.000%, 8/15/40 (Pre-refunded 8/15/25) (UB) (5)	8/25 at 100.00	A (7)	7,641,356
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B:
11,530	4.000%, 11/15/41 (UB) (5)	11/26 at 100.00	A	13,138,320
22,820	5.000%, 11/15/46 (Pre-refunded 11/15/26) (UB) (5)	11/26 at 100.00	N/R (7)	28,130,899
33,090	5.000%, 11/15/46 (UB) (5)	11/26 at 100.00	A	39,852,603
27,515	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 4.000%, 11/15/48 (UB) (5)	11/27 at 100.00	A	31,572,912
24,760	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A, 4.000%, 11/15/42 (UB) (5)	11/27 at 100.00	A	28,693,126
	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 2016-XF2353, Formerly Tender Option Bond Trust 3267:
4,000	19.033%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (5)	11/21 at 100.00	AA- (7)	4,304,840
2,500	20.023%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (5)	11/21 at 100.00	AA- (7)	2,699,775
1,500	20.023%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (5)	11/21 at 100.00	AA- (7)	1,619,865
6,435	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 4.000%, 3/01/39 (UB) (5)	3/26 at 100.00	A	7,185,385
	California Health Facilities Financing Authority, Revenue Bonds, El Camino Hospital, Series 2017:
3,810	5.000%, 2/01/42 (UB) (5)	2/27 at 100.00	A1	4,652,391
6,830	5.000%, 2/01/47 (UB) (5)	2/27 at 100.00	A1	8,305,621
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System, Tender Option Bond Trust 2015-XF1002:
605	17.492%, 4/01/42, 144A (IF) (5)	4/22 at 100.00	AA-	691,890
1,250	17.527%, 4/01/42, 144A (IF) (5)	4/22 at 100.00	AA-	1,429,900
	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2:
10,000	4.000%, 11/01/38 (UB) (5)	11/27 at 100.00	AA-	11,744,100
140,100	4.000%, 11/01/44 (UB) (5)	11/27 at 100.00	AA-	162,580,446
42,070	5.000%, 11/01/47 (UB) (5)	No Opt. Call	AA-	64,425,577
9,250	4.000%, 11/01/51 (UB) (5)	11/27 at 100.00	AA-	10,535,102

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Tender Option Bond Trust 2015-XF0152:
$540	18.254%, 8/15/43, 144A (IF) (5)	8/24 at 100.00	A+	780,862
1,250	18.281%, 8/15/51, 144A (IF) (5)	8/22 at 100.00	A+	1,520,538
	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0120:
460	22.017%, 10/01/38, 144A (IF) (5)	10/24 at 100.00	AA-	779,065
845	22.081%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	1,405,201
3,150	22.158%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	5,245,790
2,000	22.158%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	3,330,660
2,000	22.158%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	3,330,660
29,145	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Refunding Series 2016A, 4.000%, 10/01/47 (UB) (5)	10/26 at 100.00	AA-	33,125,624
3,335	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (5)	8/25 at 100.00	AA-	3,850,157
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
2,385	18.344%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (5)	8/22 at 100.00	AA- (7)	2,901,042
2,000	18.349%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (5)	8/22 at 100.00	AA- (7)	2,432,860
1,610	22.393%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (5)	8/22 at 100.00	AA- (7)	2,045,328
1,800	22.405%, 8/15/51 (Pre-refunded 8/15/22), 144A (IF) (5)	8/22 at 100.00	AA- (7)	2,286,972
8,715	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds, Series 2016A, 4.000%, 10/01/45 (Pre-refunded 10/01/26) (UB) (5)	10/26 at 100.00	AAA	10,297,644
6,085	California Infrastructure and Economic Development Bank, Revenue Bonds, Academy of Motion Picture Arts and Sciences Obligated Group, Series 2015A, 4.000%, 11/01/45 (UB) (5)	11/23 at 100.00	Aa2	6,483,081
1,490	California Infrastructure and Economic Development Bank, Revenue Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%, 1/01/56, 144A	1/31 at 100.00	N/R	1,730,665
11,085	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Series 2018A, 5.750%, 10/01/48, 144A	10/22 at 105.00	N/R	11,936,882
1,315	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Taxable Series 2018B, 5.500%, 10/01/25, 144A	10/22 at 105.00	N/R	1,305,900
1,500	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2015A, 5.250%, 10/01/45	10/22 at 102.00	BB	1,578,795
	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A:
640	5.500%, 6/01/38, 144A	6/26 at 100.00	BB	729,837
1,595	5.500%, 6/01/48, 144A	6/26 at 100.00	BB	1,796,050
1,550	5.500%, 6/01/53, 144A	6/26 at 100.00	BB	1,741,596
1,150	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/48, 144A	6/28 at 100.00	Ba1	1,327,503

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
$500	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	561,845
6,275	5.000%, 6/15/46, 144A	6/26 at 100.00	BB	6,942,786
3,660	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Rocketship 7-Alma Academy Elementary School, Series 2012A, 6.250%, 6/01/43	12/21 at 101.00	N/R	3,761,821
	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc - Lincoln Project, Taxable Series 2019B:
1,515	5.000%, 10/01/49, 144A	10/27 at 100.00	N/R	1,637,033
1,650	5.000%, 10/01/57, 144A	10/27 at 100.00	N/R	1,775,235
2,000	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2014A, 5.000%, 10/01/44	10/22 at 102.00	BB	2,099,460
	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
200	5.250%, 8/01/42	8/22 at 100.00	BB	205,412
675	5.300%, 8/01/47	8/22 at 100.00	BB	693,185
1,975	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 7.000%, 6/01/34	6/22 at 102.00	N/R	2,112,519
1,680	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2014A, 6.125%, 8/01/49, 144A	8/24 at 100.00	BB-	1,845,799
865	California Municipal Finance Authority, Charter School Revenue Bonds, Urban Discovery Academy Project, Series 2015A, 6.125%, 8/01/45, 144A	8/26 at 100.00	N/R	990,157
	California Municipal Finance Authority, Educational Facilities Revenue Bonds, OCEAA Project, Series 2008A:
635	6.750%, 10/01/28	8/21 at 100.00	N/R	636,930
1,000	7.000%, 10/01/39	8/21 at 100.00	N/R	1,002,720
1,270	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,370,825
5,000	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	5,252,950
7,645	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Windsor Mobile Country Club, Subordinate Series 2013B, 7.000%, 11/15/48 (Pre-refunded 11/15/23)	11/23 at 100.00	N/R (7)	8,811,321
	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A:
1,000	5.000%, 11/01/36, 144A	11/26 at 100.00	N/R	1,182,580
3,935	5.000%, 11/01/46, 144A	11/26 at 100.00	N/R	4,585,259
	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2012A:
570	6.625%, 1/01/32, 144A (4)	1/22 at 100.00	N/R	575,672
530	6.875%, 1/01/42, 144A (4)	1/22 at 100.00	N/R	534,537
1,275	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 5.000%, 1/01/35 (4)	1/25 at 100.00	N/R	1,284,193

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$9,350	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 4.000%, 12/31/47 – AGM Insured (AMT) (UB) (5)	6/28 at 100.00	BBB-	10,598,505
7,000	California Municipal Finance Authority, Revenue Bonds, Simpson University, Series 2020A, 6.000%, 10/01/50	10/27 at 103.00	N/R	7,464,520
3,690	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	4,313,426
	California Municipal Finance Authority, Student Housing Revenue Bonds, CHF-Davis II, LLC - Orchard Park Student Housing Project, Series 2021:
14,500	3.000%, 5/15/51 – BAM Insured (UB) (5)	5/31 at 100.00	Baa3	15,594,170
5,835	3.000%, 5/15/54 – BAM Insured (UB) (5)	5/31 at 100.00	Baa3	6,232,422
5,600	California Pollution Contol Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27, 144A (AMT) (4)	No Opt. Call	N/R	1,680,000
3,310	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC, Series 2016, 7.000%, 12/01/27, 144A (AMT) (4)	12/23 at 102.00	N/R	1,655,000
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
5,500	5.000%, 7/01/37 (AMT), 144A	7/22 at 100.00	Baa3	5,816,360
940	5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	Baa3	994,069
7,910	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A	7/28 at 100.00	N/R	8,498,346
	California Public Finance Authority, Charter School Lease Revenue Bonds, Laverne Elementary Preparatory Academy Project, Series 2019A:
870	5.000%, 6/15/39, 144A	6/23 at 100.00	N/R	902,242
1,000	5.000%, 6/15/49, 144A	6/23 at 100.00	N/R	1,033,410
	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A:
2,055	6.125%, 6/15/37	6/27 at 100.00	N/R	2,369,990
3,025	6.250%, 6/15/47	6/27 at 100.00	N/R	3,457,968
250	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017B, 7.375%, 6/15/23	No Opt. Call	N/R	252,900
10,000	California Public Finance Authority, Revenue Bonds, Sharp HealthCare, Series 2017A, 4.000%, 8/01/47 (UB) (5)	2/28 at 100.00	Aa3	11,287,500
1,700	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/47, 144A (4)	7/27 at 100.00	Caa2	1,537,514
	California School Finance Authority Charter School Facility Revenue Bonds, Grimmway Schools-Obligated Group, Series 2016A:
4,350	5.000%, 7/01/36, 144A	7/26 at 100.00	BB+	4,963,220
2,360	5.000%, 7/01/46, 144A	7/26 at 100.00	BB+	2,643,790

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A:
$2,755	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	3,026,064
1,025	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	1,117,988
6,930	California School Finance Authority, California, Charter School Revenue Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%, 6/01/59, 144A	6/28 at 102.00	N/R	7,700,270
730	California School Finance Authority, California, Charter School Revenue Bonds, Alta Public Schools - Obligated Group, Taxable Series 2020B, 6.000%, 6/01/31, 144A	6/28 at 102.00	N/R	741,556
	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A:
2,010	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	2,016,854
1,100	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	1,086,294
	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2016A:
5,855	5.750%, 6/01/42	6/26 at 100.00	N/R	6,697,535
5,065	5.875%, 6/01/52	6/26 at 100.00	N/R	5,780,229
1,000	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2019A, 5.000%, 6/01/49, 144A	6/26 at 100.00	N/R	1,091,190
	California School Finance Authority, Charter School Revenue Bonds, CIty Charter School Obligated Group, Series 2016A:
2,525	5.000%, 6/01/42, 144A	6/26 at 100.00	N/R	2,768,562
2,930	5.000%, 6/01/52, 144A	6/26 at 100.00	N/R	3,190,213
1,000	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/42, 144A	10/22 at 100.00	BBB-	1,031,770
	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017:
1,250	6.250%, 7/01/37, 144A	7/27 at 100.00	N/R	1,426,525
4,825	6.500%, 7/01/50, 144A	7/27 at 100.00	N/R	5,484,529
1,680	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.875%, 5/01/47, 144A	5/27 at 100.00	N/R	1,881,163
1,135	California School Finance Authority, Charter School Revenue Bonds, Larchmont Charter School Project , Series 2018A, 5.000%, 6/01/55, 144A	6/27 at 100.00	N/R	1,259,090
1,460	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2017A, 5.250%, 6/01/52, 144A	6/26 at 100.00	N/R	1,632,353
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools Obligated Group, Series 2017G:
610	5.000%, 6/01/47, 144A	6/27 at 100.00	N/R	689,044
525	5.000%, 6/01/53, 144A	6/27 at 100.00	N/R	591,192
	California School Finance Authority, Charter School Revenue Bonds, Santa Clarita Valley International School Project, Series 2021A:
800	4.000%, 6/01/51 (WI/DD, Settling 7/01/21)	6/31 at 100.00	N/R	860,104
1,300	4.000%, 6/01/61 (WI/DD, Settling 7/01/21)	6/31 at 100.00	N/R	1,382,823

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$10,000	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A	6/28 at 100.00	N/R	10,335,800
	California School Finance Authority, Educational Facilities Revenue Bonds, New Designs Charter School Project, Series 2014A:
1,205	5.750%, 6/01/34, 144A	6/24 at 100.00	BB+	1,339,502
2,390	6.000%, 6/01/44, 144A	6/24 at 100.00	BB+	2,663,559
	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014:
2,010	6.400%, 8/01/34, 144A	2/24 at 100.00	BB	2,229,693
4,960	6.750%, 8/01/44, 144A	2/24 at 100.00	BB	5,525,638
1,300	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 6.750%, 11/01/45, 144A	11/24 at 100.00	N/R	1,430,793
690	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 5.125%, 7/01/44	7/24 at 100.00	BBB	758,834
	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A:
1,280	5.750%, 7/01/41, 144A	7/26 at 100.00	BB+	1,517,222
2,250	6.000%, 7/01/51, 144A	7/26 at 100.00	BB+	2,680,695
10,540	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1029, 18.262%, 9/01/32, 144A (IF) (5)	9/23 at 100.00	AA-	14,804,273
15,725	California State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1039, 18.367%, 4/01/43, 144A (IF) (5)	4/23 at 100.00	AA-	20,943,184
3,055	California State, General Obligation Bonds, Various Purpose Series 2015, 4.000%, 8/01/45 (UB) (5)	8/25 at 100.00	AA-	3,419,675
10,000	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 8/01/46 (UB) (5)	8/26 at 100.00	AA-	12,070,800
	California State, General Obligation Bonds, Various Purpose Series 2021:
3,000	3.000%, 12/01/46 (UB) (5)	12/30 at 100.00	AA-	3,248,730
1,000	3.000%, 12/01/49 (UB)	12/30 at 100.00	AA-	1,079,660
	California State, General Obligation Bonds, Various Purpose, Tender Option Bond Trust 2015-XF1041:
2,500	18.267%, 11/01/43, 144A (IF) (5)	11/23 at 100.00	AA-	3,585,275
750	14.306%, 11/01/44, 144A (IF) (5)	11/24 at 100.00	AA-	1,062,053
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
9,515	5.250%, 12/01/44	12/24 at 100.00	BB-	10,794,292
80,755	5.500%, 12/01/54	12/24 at 100.00	BB-	91,732,027
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
13,625	5.000%, 12/01/41, 144A	6/26 at 100.00	BB-	15,404,834
8,915	5.000%, 12/01/46, 144A	6/26 at 100.00	BB-	10,023,669
79,455	5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	89,743,628

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,000	California Statewide Communities Development Authority, College Housing Revenue Bonds, National Campus Community Development - Hooper Street LLC Project, Series 2019, 5.250%, 7/01/52, 144A	7/29 at 100.00	B	1,086,970
440	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Tender Option Bond Trust 2015-XF1035, 22.341%, 11/15/49 – AGM Insured (Pre-refunded 11/15/24), 144A (IF) (5)	11/24 at 100.00	AA (7)	792,013
12,750	California Statewide Communities Development Authority, Revenue Bonds, Emanate Health, Series 2020A, 3.000%, 4/01/50 (UB) (5)	4/30 at 100.00	A	13,654,102
25,000	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Series 2014, 5.000%, 7/01/44 (UB) (5)	7/24 at 100.00	A-	28,152,750
	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2016A:
3,000	4.000%, 8/15/41 (UB) (5)	8/26 at 100.00	A+	3,371,130
5,440	5.000%, 8/15/51 (UB) (5)	8/26 at 100.00	A+	6,476,102
6,500	California Statewide Communities Development Authority, Revenue Bonds, John Muir Health, Series 2018A, 5.000%, 12/01/57 (UB) (5)	12/27 at 100.00	A+	7,922,850
	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A:
3,610	5.000%, 6/01/36, 144A	6/26 at 100.00	N/R	4,206,336
8,150	5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	9,379,346
14,940	California Statewide Communities Development Authority, Revenue Bonds, Marin General Hospital, Green Series 2018A, 4.000%, 8/01/45 (UB) (5)	8/23 at 100.00	BBB+	15,540,588
1,000	California Statewide Communities Development Authority, Revenue Bonds, Terraces San Joaquin Gardens, Series 2012A, 5.625%, 10/01/32 (Pre-refunded 10/01/22)	10/22 at 100.00	N/R (7)	1,067,400
3,000	California Statewide Communities Development Authority, School Facility Revenue Bonds, Children of Promise, Series 2015A, 0.000%, 7/01/45, 144A (4)	7/25 at 100.00	N/R	2,550,000
1,950	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	2,038,296
	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A:
3,245	5.375%, 9/01/35	9/25 at 100.00	N/R	3,601,723
3,285	5.625%, 9/01/45	9/25 at 100.00	N/R	3,638,138
3,820	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	3,820,688
1,000	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2021A, 4.000%, 9/02/51	9/31 at 100.00	N/R	1,107,620
2,125	California Statewide Communitities Development Authority, Charter School Revenue Bonds, Rocketship 4 - Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	2,185,818
	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A:
1,250	7.250%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	1,279,013
2,250	7.500%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	2,304,068

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
$699	5.750%, 7/01/24 (4)	8/21 at 100.00	N/R	664,298
3,371	5.750%, 7/01/30 (4)	8/21 at 100.00	N/R	3,202,138
4,963	5.750%, 7/01/35 (4)	8/21 at 100.00	N/R	4,714,477
4,298	5.500%, 7/01/39 (4)	8/21 at 100.00	N/R	4,083,158
863	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25 (4)	7/21 at 100.00	N/R	819,772
3,000	Carlsbad Unified School District, San Diego County, California, General Obligation Bonds, Election of 2018 Series 2021B, 3.000%, 8/01/46	8/31 at 100.00	AA	3,264,630
1,085	Cathedral City Public Financing Authority, California, Tax Allocation Bonds, Merged Redevelopment Project, Series 2000A, 0.000%, 8/01/33 – NPFG Insured	No Opt. Call	Baa2	807,153
12,780	Central Union High School District, Imperial County, California, General Obligation Bonds, Election 2016 Series 2019, 4.000%, 8/01/49 (UB) (5)	8/28 at 100.00	Aa3	14,664,539
1,000	Compton Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Projects, Housing Second Lien Series 2010A, 5.500%, 8/01/30	8/21 at 100.00	N/R	1,003,470
155	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 – AMBAC Insured	7/21 at 100.00	N/R	155,451
5,750	Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39	8/21 at 100.00	N/R	5,763,743
2,500	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Tender Option Trust 2015-XF0229, 18.323%, 2/01/23 (Pre-refunded 1/01/30), 144A (IF) (5)	1/30 at 0.00	AA+ (7)	3,509,300
500	Corona-Norco Unified School District Public Financing Authority, California, Special Tax Revenue Bonds, Refunding Junior Lien Series 2013B, 5.000%, 9/01/35 (Pre-refunded 9/01/23)	9/23 at 100.00	N/R (7)	551,330
18,135	Cotati-Rohnert Park Unified School District, Sonoma County, California, General Obligation Bonds, 2014 Election Series 2017A, 4.000%, 8/01/46 – BAM Insured (UB) (5)	8/26 at 100.00	A1	20,431,798
13,700	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56, 144A	10/31 at 100.00	N/R	15,065,479
12,720	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Link-Glendale, Series 2021A-2, 4.000%, 7/01/56, 144A	7/31 at 100.00	N/R	13,857,550
3,590	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1, 3.400%, 10/01/46, 144A	10/31 at 100.00	N/R	3,774,059
5,210	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2, 4.000%, 10/01/56, 144A	10/31 at 100.00	N/R	5,705,002
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%, 9/01/56, 144A	9/31 at 100.00	N/R	2,222,180
7,540	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A	8/31 at 100.00	N/R	8,378,674
12,840	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series 2021B, 4.000%, 12/01/56, 144A	12/31 at 100.00	N/R	14,040,925
4,500	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2, 3.000%, 12/01/56	12/31 at 100.00	N/R	4,592,925

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Renaissance at City Center, Series 2020A, 5.000%, 7/01/51, 144A	7/31 at 100.00	N/R	2,354,620
19,650	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56, 144A	7/31 at 100.00	N/R	21,382,344
5,820	Davis Joint Unified School District, Yolo County, California, General Obligation Bonds, Series 2019, 4.000%, 8/01/40 (UB) (5)	8/26 at 100.00	AA	6,559,780
	Downey Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2014 Series 2021C:
4,560	3.000%, 8/01/45 (UB) (5)	8/31 at 100.00	AA-	4,923,979
6,805	3.000%, 8/01/48 (UB) (5)	8/31 at 100.00	AA-	7,334,021
10,535	Elk Grove Unified School District, Sacramento County, California, General Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/44 (UB) (5)	8/26 at 100.00	Aa2	11,997,469
	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
4,000	0.000%, 4/01/32 – SYNCORA GTY Insured	No Opt. Call	AA	3,309,680
5,480	0.000%, 4/01/33 – SYNCORA GTY Insured	No Opt. Call	AA	4,418,962
5,480	0.000%, 4/01/34 – SYNCORA GTY Insured	No Opt. Call	AA	4,301,307
5,875	0.000%, 4/01/38 – SYNCORA GTY Insured (UB) (5)	No Opt. Call	AA	4,142,991
3,460	Fairfield, California, Community Facilities District 2007-1 Special Tax Bonds, Fairield Commons Project, Series 2008, 6.875%, 9/01/38	9/21 at 100.00	N/R	3,495,880
7,385	Fillmore, California, Wastewater Revenue Bonds, Refunding Series 2017, 4.000%, 5/01/42 – AGM Insured (UB) (5)	5/27 at 100.00	A2	8,409,447
5,500	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds, Election 2006 Series 2020, 2.375%, 8/01/44 – AGM Insured (UB) (5)	8/28 at 100.00	Aa3	5,542,240
6,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 5.625%, 1/15/32 – AGM Insured (6)	1/31 at 100.00	BBB	7,161,840
5,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Term Rate Series 2013B-2, 3.500%, 1/15/53 – AGM Insured (UB) (5)	7/29 at 100.00	A2	5,718,850
10,715	Fresno Unified School District, 3.000%, 8/01/55 (UB) (5)	8/29 at 100.00	Aa3	11,413,939
	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Crossover Refunding Series 2016B:
9,550	0.000%, 8/01/43	8/26 at 54.52	Aa3	4,722,953
6,900	4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	Aa3	7,788,375
16,625	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Election 2010 Series 2014D, 4.000%, 8/01/47 (Pre-refunded 8/01/24) (UB) (5)	8/24 at 100.00	Aa3 (7)	18,547,681
8,970	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Election 2016 Series 2019B, 3.000%, 8/01/43 (UB) (5)	8/26 at 100.00	Aa3	9,436,709
5,340	Garvey School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/46 – BAM Insured (UB) (5)	8/27 at 100.00	AA	6,053,905
3,445	Gilroy Public Facilities Financing Authority, California, Wastewater Revenue Bonds, Series 2021A, 3.000%, 8/01/51	8/31 at 100.00	AA	3,703,478
9,275	Gilroy Public Facilities Financing Authority, Wastewater Revenue Bonds, Series 2021A, 3.000%, 8/01/56 (UB) (5)	8/31 at 100.00	AA	9,901,526

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Glendale Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Taxable Refunding Series 2020B:
$2,650	0.000%, 8/01/42	2/30 at 68.75	AA-	1,507,347
1,875	0.000%, 8/01/43	2/30 at 66.54	AA-	1,029,656
1,765	0.000%, 8/01/44	2/30 at 64.38	AA-	934,585
1,500	0.000%, 2/01/45	2/30 at 63.32	AA-	779,145
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
5,390	5.000%, 6/01/40 (UB)	6/25 at 100.00	A+	6,333,681
6,610	5.000%, 6/01/40 (Pre-refunded 6/01/25) (UB)	6/25 at 100.00	N/R (7)	7,778,251
1,196,310	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	7/21 at 22.21	CCC-	268,272,517
95,195	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	99,011,368
43,365	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	44,833,339
3,685	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	3,809,774
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038:
310	17.567%, , 144A (IF) (5)	6/25 at 100.00	A+	527,977
380	17.567%, (Pre-refunded 6/01/25), 144A (IF) (5)	6/25 at 100.00	N/R (7)	647,197
1,115	17.581%, , 144A (IF) (5)	6/25 at 100.00	A+	1,899,692
1,370	17.581%, (Pre-refunded 6/01/25), 144A (IF) (5)	6/25 at 100.00	N/R (7)	2,334,151
1,535	Gonzales Redevelopment Agency, Monterey County, California, Tax Allocation Bonds, Gonzalez Redevelopment Project, Refunding Series 2011, 8.000%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	1,584,304
1,875	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 3253, 22.560%, 7/15/40 (Pre-refunded 7/15/21), 144A (IF) (5)	7/21 at 100.00	Aaa	1,891,275
7,000	Grossmont-Cuyamaca Community College District, California, General Obligation Bonds, Refunding Series 2018, 4.000%, 8/01/47 (UB) (5)	8/28 at 100.00	AA	8,126,160
18,770	Hayward Area Recreation and Park District, California, General Obligation Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	AA+	21,631,111
	Hayward Unified School District, Alameda County, California, General Obligation Bonds, Election 2014, Series 2017:
12,580	4.000%, 8/01/39 – AGM Insured (UB) (5)	8/26 at 100.00	AA	14,140,675
44,380	4.000%, 8/01/42 – AGM Insured (UB) (5)	8/26 at 100.00	AA	49,682,079
2,800	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Uniion City Tropics, Refunding Series 2019, 3.250%, 5/15/39 (UB) (5)	5/29 at 100.00	A+	3,032,932
160	Indio Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment Project, Subordinate Lien Refunding Series 2008A, 5.250%, 8/15/28	7/21 at 100.00	A	160,683
279,500	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Series 2007C-2 Turbo Capital Appreciation, 0.010%, 6/01/47	7/21 at 17.94	CCC	50,061,245

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$11,510	Jurupa Unified School District, Riverside County, California, General Obligation Bonds, 2014 Election Series 2017B, 4.000%, 8/01/41 (UB) (5)	8/27 at 100.00	Aa3	13,167,785
3,945	King Comunity Development Agency, California, Tax Allocation Bonds, King City Redevelopment Project, Series 2011, 7.250%, 8/01/34 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	3,967,447
1,100	La Verne, California, Certificates of Participation, Brethren Hillcrest Homes, Series 2014, 5.000%, 5/15/36 (Pre-refunded 5/15/22)	5/22 at 101.00	N/R (7)	1,156,914
1,180	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Villages at Wasson Canyon, Series 2012A, 5.250%, 9/01/38 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (7)	1,249,089
	Lammersville Joint Unified School District, California, Special Tax Bonds, Community Facilities District 2007-1 Mountain House - Shea Homes Improvement Area 1, Series 2013:
1,500	6.000%, 9/01/38	9/23 at 100.00	N/R	1,636,200
1,000	6.000%, 9/01/43	9/23 at 100.00	N/R	1,090,940
	Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 1-5 Special Tax Bonds, Series 2019:
1,945	5.400%, 9/01/38	9/26 at 103.00	N/R	2,119,642
1,220	5.400%, 9/01/38	9/26 at 103.00	N/R	1,335,571
2,410	5.400%, 9/01/38	9/26 at 103.00	N/R	2,638,299
860	5.400%, 9/01/38	9/26 at 103.00	N/R	936,789
3,095	5.500%, 9/01/43	9/26 at 103.00	N/R	3,388,189
1,945	5.500%, 9/01/43	9/26 at 103.00	N/R	2,129,250
3,820	5.500%, 9/01/43	9/26 at 103.00	N/R	4,179,997
1,360	5.500%, 9/01/43	9/26 at 103.00	N/R	1,488,166
4,830	5.600%, 9/01/49	9/26 at 103.00	N/R	5,292,134
3,665	5.600%, 9/01/49	9/26 at 103.00	N/R	3,995,840
7,205	5.600%, 9/01/49	9/26 at 103.00	N/R	7,901,507
2,565	5.600%, 9/01/49	9/26 at 103.00	N/R	2,812,959
17,500	Lodi Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2016 Series 2021, 3.000%, 8/01/46 (UB) (WI/DD, Settling 7/08/21)	8/30 at 100.00		18,886,700
21,925	Long Beach Community College District, California, General Obligation Bonds, Refunding 2008 Election Series 2012B, 0.000%, 8/01/49 (UB) (5)	8/42 at 100.00	AA	20,824,584
10,255	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2017E, 4.000%, 8/01/44 (UB) (5)	8/26 at 100.00	Aa2	11,495,445
	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2017A:
6,380	4.000%, 8/01/39 (UB) (5)	8/26 at 100.00	Aa2	7,198,235
10,450	4.000%, 8/01/40 (UB) (5)	8/26 at 100.00	Aa2	11,778,299
13,045	4.000%, 8/01/41 (UB) (5)	8/26 at 100.00	Aa2	14,680,973
14,760	4.000%, 8/01/42 (UB) (5)	8/26 at 100.00	Aa2	16,584,926
32,355	4.000%, 8/01/45 (UB) (5)	8/26 at 100.00	Aa2	36,219,158
3,000	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2019B, 0.000%, 8/01/50 (UB) (WI/DD, Settling 7/08/21)	8/29 at 100.00	AA-	3,181,800

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,765	Los Alamitos Unified School District, Orange County, California, Certificates of Participation, Series 2012, 0.000%, 8/01/42 (6)	8/29 at 100.00	Aa3	1,995,385
5,730	Los Angeles County, California, Multifamily Housing Revenue Bonds, HDR Preservation Apartment Project, Series 2007C, 6.250%, 7/01/42	7/22 at 100.00	N/R	6,048,989
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Private Activity/AMT Subordinate Series 2019A:
14,895	4.000%, 5/15/44 (AMT) (UB) (5)	5/29 at 100.00	A+	17,198,214
11,910	5.000%, 5/15/49 (AMT) (UB) (5)	5/29 at 100.00	A+	14,759,229
6,300	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B, 5.000%, 5/15/46 (AMT) (UB) (5)	5/26 at 100.00	A+	7,475,580
13,295	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019F, 3.000%, 5/15/49 (AMT) (UB) (5)	5/29 at 100.00	A+	14,035,399
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2015E, 5.000%, 7/01/44 (UB) (5)	7/24 at 100.00	AA-	5,648,050
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 3345 As Of 6/4/2015 Converted to Trust 2015-XF2047:
1,150	17.766%, 7/01/38, 144A (IF) (5)	7/22 at 100.00	AA-	1,364,441
1,715	17.796%, 7/01/43, 144A (IF) (5)	1/24 at 100.00	AA-	2,459,430
16,145	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A, 4.000%, 7/01/47 (UB) (5)	1/27 at 100.00	Aa2	18,359,771
2,420	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Tender Option Bond Trust 3403 As of 6/4/2015 Converted to Trust 2015-XF2053, 22.113%, 7/01/44, 144A (IF) (5)	7/24 at 100.00	Aa2	4,003,454
8,000	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Election 2016 Series 2017A, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	Aa2	9,119,120
18,700	Lucia Mar Unified School District, San Luis Obispo County, California, General Obligation Bonds, Election 2016 Series 2018B, 4.000%, 8/01/47 (UB) (5)	8/28 at 100.00	Aa2	21,681,154
1,000	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	1,008,420
8,000	Madera Unified School District, Madera County, California, General Obligation Bonds, Election 2014 Series 2017, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	Aa3	9,089,280
25,420	Marin Healthcare District, Marin County, California, General Obligation Bonds, 2013 Election, Series 2017A, 4.000%, 8/01/47 (UB) (5)	8/27 at 100.00	Aa2	29,102,087
7,895	Marin Public Financing Authority, California, Revenue Bonds, Sausalito Marin City Sanitary District, Series 2017, 4.000%, 4/01/42 (UB) (5)	4/27 at 100.00	AA	9,026,669
	Modesto Elementary School District, Stanislaus County, California, General Obligation Bonds, Election 2018 - Measure D Series 2021B:
4,300	3.000%, 8/01/46 (UB) (5)	2/30 at 100.00	Aa3	4,620,608
2,700	3.000%, 8/01/50 (UB) (5)	2/30 at 100.00	Aa3	2,890,323
6,000	Montebello Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2016A, 4.000%, 8/01/46 (UB) (5)	8/26 at 100.00	A1	6,577,500
1,075	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B, 5.125%, 9/01/38	9/24 at 100.00	N/R	1,191,197

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$16,250	Moreno Valley Unified School District, Riverside County, California, General Obligation Bonds, Election 2014, Series 2021C, 3.000%, 8/01/50 – BAM Insured (UB) (WI/DD, Settling 7/09/21) (5)	8/31 at 100.00	Aa3	17,590,950
	Moreno Valley, California, Special Tax Bonds, Community Facilities District 5, Series 2007:
1,010	5.000%, 9/01/27	9/21 at 100.00	N/R	1,016,676
1,325	5.000%, 9/01/37	9/21 at 100.00	N/R	1,332,394
15,000	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2018, Series 2019A, 4.000%, 8/01/49 (UB) (5)	8/29 at 100.00	AA	17,625,900
2,355	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	2,368,282
3,940	Northstar Community Services District, California, Special Tax Bonds, Community Facilities District 1, Refunding Series 2005, 5.450%, 9/01/28	9/21 at 100.00	N/R	2,758,000
	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2014 Series 2021E:
14,855	3.000%, 8/01/46 (UB) (5)	8/31 at 100.00	Aa3	16,080,686
10,000	3.000%, 8/01/50 (UB) (5)	8/31 at 100.00	Aa3	10,768,600
2,305	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 (6)	8/37 at 100.00	AA	2,078,442
970	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2013C, 5.550%, 8/01/43 (6)	8/38 at 100.00	AA	849,584
2,485	Palm Desert, California, Limited Obligation Improvement Bonds, Section 29 Assessment District 2004-02, Series 2007, 5.100%, 9/02/37	9/21 at 100.00	N/R	2,499,761
	Palm Desert, California, Special Tax Bonds, Community Facilities District 2005-1 University Park, Series 2006:
1,700	5.250%, 9/01/26	9/21 at 100.00	N/R	1,709,996
3,780	5.450%, 9/01/32	9/21 at 100.00	N/R	3,799,958
4,480	5.500%, 9/01/36	9/21 at 100.00	N/R	4,502,445
	Palmdale Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project Areas, Series 2002:
1,230	0.000%, 12/01/31 – AMBAC Insured	No Opt. Call	AA-	1,012,376
1,225	0.000%, 12/01/32 – AMBAC Insured	No Opt. Call	AA-	981,985
8,910	Palmdale School District, Los Angeles County, California, General Obligation Bonds, 2016 Election Series 2017A, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	Aa3	10,123,186
12,310	Palo Alto, California, Certificates of Participation, Public Safety Building, Series 2021, 2.250%, 11/01/47 (UB) (5)	11/30 at 100.00	AA+	11,930,852
8,000	Palomar Community College District, San Diego County, California, General Obligation Bonds, Refunding Series 2017, 4.000%, 8/01/45 (UB) (5)	8/27 at 100.00	AA	9,124,880
16,250	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A, 5.750%, 9/01/39	9/23 at 100.00	N/R	17,675,450
2,770	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	3,020,325

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,500	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/28 – AMBAC Insured	No Opt. Call	A	2,239,150
	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A:
12,635	4.000%, 8/01/42 – BAM Insured (UB) (5)	8/26 at 100.00	AA	14,197,191
9,485	4.000%, 8/01/46 – BAM Insured (UB)	8/26 at 100.00	AA	10,612,103
	Pomona Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2020D:
8,510	2.375%, 8/01/45 – AGM Insured (UB) (5)	8/30 at 100.00	Aa3	8,585,313
10,000	2.500%, 8/01/48 – AGM Insured (UB) (5)	8/30 at 100.00	Aa3	10,164,200
5,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/46 (UB) (5)	No Opt. Call	AA-	2,521,500
4,405	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014, 5.650%, 10/01/38	8/21 at 100.00	N/R	4,419,184
	Redwood City Public Facilities and Infrastructure Authority, San Mateo, California, Lease Revenue Bonds, Veterans Memorial Building/Senior Center, Series 2021:
4,000	3.000%, 6/01/46 (UB) (5)	6/31 at 100.00	AA+	4,325,120
5,135	3.000%, 6/01/51 (UB) (5)	6/31 at 100.00	AA+	5,524,079
4,725	River Delta Unified School District, Sacramento and Solano Counties, California, General Obligation Bonds, School Faciliteis Improvement District 2, Election 2004 Series 2008, 0.000%, 4/01/48 – AGM Insured	No Opt. Call	AA	2,201,897
1,250	Riverside County Asset Leasing Corporation, California, Lease Revenue Bonds, Capital Project, Tender Option Bond Trust 2015-XF1020, 18.539%, 11/01/45, 144A (IF) (5)	11/25 at 100.00	A+	2,170,850
3,030	Riverside County Public Financing Authority, California, Tax Allocation Revenue Bonds, Desert Communities & Interestate 215 Corridor Projects, Series 2017A, 4.000%, 10/01/40 – BAM Insured (UB) (5)	10/27 at 100.00	AA	3,416,567
6,250	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Housing Bonds, Refunding Series 2017A, 4.000%, 10/01/39 – BAM Insured (UB) (5)	10/27 at 100.00	AA	7,040,188
	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Interstate 215 Corridor Redevelopment Project Area, 2nd Lien Series 2011E:
7,100	0.010%, 12/01/41	No Opt. Call	BBB+	4,097,126
7,075	0.000%, 12/01/42	No Opt. Call	BBB+	3,937,379
7,050	0.010%, 12/01/43	No Opt. Call	BBB+	3,788,600
5,600	0.010%, 12/01/44	No Opt. Call	BBB+	2,902,312
	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community Facilities District 2, Series 2007:
550	0.010%, 9/01/36 – NPFG Insured	No Opt. Call	Baa2	396,385
660	0.010%, 9/01/37 – NPFG Insured	No Opt. Call	Baa2	459,175

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100:
$2,500	18.976%, 12/01/30 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	AA-	5,504,025
1,790	19.051%, 12/01/30 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	AA-	3,936,389
3,000	19.295%, 12/01/30 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	AA-	6,604,830
6,580	19.081%, 12/01/33 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	AA-	16,774,328
5,370	Sacramento, California, Special Tax Bonds, Community Facilities District 05-1 College Square, Series 2007, 5.900%, 9/01/37	9/21 at 100.00	N/R	5,408,449
4,950	San Bernardino City, California, Pension Obligation Bonds, Taxable Series 2020A, 6.750%, 12/15/46, 144A	6/29 at 100.00	BBB	5,882,729
7,130	San Bernardino Community College District, California, General Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44 (UB) (5)	No Opt. Call	AA	3,803,499
2,025	San Bernardino County Financing Authority, California, Revenue Bonds, Courthouse Facilities Project, Series 2007, 5.500%, 6/01/37 – NPFG Insured	No Opt. Call	Baa2	2,403,918
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
4,000	8.000%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	BB (7)	4,125,880
16,730	7.500%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	BB (7)	17,225,543
10,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Dedicated Unlimited Ad Valorem Property Tax, 2012 Election Series 2020M-2, 3.000%, 7/01/50 (UB) (5)	7/30 at 100.00	Aa2	10,753,200
10,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 2012 Series 2013C, 4.000%, 7/01/42 (UB) (5)	7/23 at 100.00	AA-	10,598,800
20,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Election of 2012 Series 2017I, 4.000%, 7/01/47 (UB) (5)	7/27 at 100.00	Aa2	23,107,600
	San Diego Unified School District, San Diego County, California, General Obligation Bonds, Refunding Series 2012R-2:
10,000	0.000%, 7/01/40 (UB) (5)	No Opt. Call	AA-	11,891,000
29,410	0.000%, 7/01/41 (UB) (5)	7/40 at 100.00	AA-	33,919,729
1,250	San Dieguito Union High School District, San Diego County, California, General Obligation Bonds, Election 2012, Series 2021E-2, 3.000%, 8/01/43	8/30 at 100.00	AA	1,363,075
137,340	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D, 5.000%, 5/01/43 (AMT) (UB) (5)	5/28 at 100.00	A	168,933,694
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A:
10,000	5.000%, 5/01/38 (AMT) (UB) (5)	5/29 at 100.00	A	12,562,600
68,500	5.000%, 5/01/44 (AMT) (UB) (5)	5/29 at 100.00	A	85,080,425
29,150	4.000%, 5/01/49 (AMT) (UB) (5)	5/29 at 100.00	A	33,481,981
68,650	5.000%, 5/01/49 (AMT) (UB) (5)	5/29 at 100.00	A	84,826,686
54,760	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E, 4.000%, 5/01/50 (AMT) (UB) (5)	5/29 at 100.00	A	62,840,933
6,505	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2019A, 3.000%, 7/01/44 (UB) (5)	7/27 at 100.00	AA+	6,898,553

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
$2,750	0.000%, 8/01/26, 144A	8/21 at 79.08	N/R	2,171,620
8,905	0.000%, 8/01/31, 144A	8/21 at 61.78	N/R	5,490,289
17,120	0.000%, 8/01/43, 144A	8/21 at 33.75	N/R	5,763,619
	San Francisco Redevelopment Agency, California, Special Tax Bonds, Community Facilities District 6, Mission Bay South, Series 2005B:
1,375	0.000%, 8/01/30	2/22 at 60.85	N/R	811,635
3,020	0.000%, 8/01/34	2/22 at 47.88	N/R	1,401,944
	San Mateo County Joint Powers Financing Authority, California, Lease Revenue Bonds, Cordilleras Mental Health Center, Series 2021A-1:
7,250	3.000%, 6/15/46	6/31 at 100.00	AA+	7,855,013
6,310	3.000%, 6/15/46 (UB) (5)	6/31 at 100.00	AA+	6,836,570
14,025	2.500%, 6/15/55 (UB) (5)	6/31 at 100.00	AA+	13,780,684
20,035	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 7/01/51 (UB) (5)	9/41 at 100.00	AA+	19,759,318
	Sanger Unified School District:
2,465	3.000%, 8/01/48 (UB) (5)	8/31 at 100.00	AA	2,649,678
3,325	3.000%, 8/01/51 (UB) (5)	8/31 at 100.00	AA	3,568,224
2,150	4.000%, 8/01/55 (UB) (5)	8/31 at 100.00	AA	2,571,701
13,385	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Election 2016, Series 2017A, 4.000%, 8/01/45 – BAM Insured (UB) (5)	8/27 at 100.00	AA	15,183,944
5,350	Santa Ana Unified School District, Orange County, California, Certificates of Participation, Financing Project, Series 1999, 0.000%, 4/01/32 – AGM Insured (5)	No Opt. Call	A2	4,266,465
2,500	Santa Barbara Secondary High School District, Santa Barbara County, California,General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 8/01/40 (UB) (5)	No Opt. Call	AA	1,557,650
7,245	Santa Clara County Housing Authority, California, Multifamily Housing Revenue Bonds, Blossom River Project, Series 1998A, 6.500%, 9/01/39 (AMT)	8/21 at 100.00	N/R	7,258,476
	Saugus-Castaic School Facilities Financing Authority, California, Community Facilities District 2006-1C, Special Tax Bonds, Series 2013:
1,370	5.875%, 9/01/33	9/23 at 100.00	N/R	1,500,588
3,390	6.000%, 9/01/43	9/23 at 100.00	N/R	3,678,659
7,860	Savanna Elementary School District, Orange County, California, General Obligation Bonds, Election 2008 Series 2012B, 0.000%, 2/01/52 – AGM Insured (6)	No Opt. Call	A2	8,745,115
	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A:
22,000	0.000%, 6/01/36	7/21 at 43.91	N/R	9,625,660
7,500	0.000%, 6/01/47	7/21 at 23.41	N/R	1,749,075
94,800	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Turbo Capital Appreciation Series 2007C, 0.000%, 6/01/56	7/21 at 11.50	N/R	10,875,456

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$11,435	Solano Community College District, Solano and Yolo Counties, California, General Obligation Bonds, Election 2012 Series 2017C, 4.000%, 8/01/46 (UB) (5)	8/27 at 100.00	AA	13,034,642
15,580	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2016, Series 2017A, 4.000%, 8/01/47 (UB) (5)	8/27 at 100.00	AA-	17,749,203
4,665	Sweetwater Union High School District, California, General Obligation Bonds, Refunding Series 2016, 4.000%, 8/01/42 (UB) (5)	2/26 at 100.00	BBB+	5,038,293
5,000	Sweetwater Union High School District, San Diego County, California, General Obligation Bonds, Election 2006 Series 2018C, 4.000%, 8/01/47 (UB) (5)	8/28 at 100.00	AA-	5,521,900
4,000	Tejon Ranch Public Facilities Financing Authority, California, Special Tax Bonds, Community Facilities District 2008-1 Tejon Industrial Complex East 2012B, 5.250%, 9/01/42	3/23 at 100.00	N/R	4,224,720
	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017:
3,685	5.500%, 9/01/27, 144A	No Opt. Call	N/R	4,002,831
3,655	5.750%, 9/01/32, 144A	9/27 at 100.00	N/R	4,133,915
4,940	6.125%, 9/01/37, 144A	9/27 at 100.00	N/R	5,554,832
13,245	6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	14,790,029
5,000	Temecula Valley Unified School District, 3.000%, 8/01/47 (UB) (5)	8/29 at 100.00	Aa1	5,379,600
6,950	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Tender Option Bond Trust 2016-XL0023, 19.075%, 5/15/38, 144A (IF) (5)	1/30 at 0.00	AA-	9,314,598
16,900	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Refunding Sacramento County Tobacco Securitization Corporation Series 2021B-2 Class 2, 0.010%, 6/01/60	12/30 at 33.42	N/R	4,196,608
95,575	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed Bonds, San Diego County Tobacco Asset Securitization Corporation, First Subordinate CABs, Series 2006B, 0.000%, 6/01/46	7/21 at 21.63	CCC-	20,637,510
3,000	Triview Metropolitan District 4, El Paso County, Colorado, General Obligation Bonds, Limited Tax Series 2018, 5.750%, 12/01/48, 144A	12/23 at 103.00	N/R	3,252,930
	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A:
760	7.400%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	768,930
3,460	7.650%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	3,502,074
10,615	Twin Rivers Unified School District, Sacramento and Placer Counties, California, General Obligation Bonds, Election 2006 Series 2016, 4.000%, 8/01/43 – AGM Insured (UB) (5)	8/26 at 100.00	A1	11,847,720
10,185	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Election of 2014, Series 2017C, 4.000%, 9/01/46 (UB) (5)	9/27 at 100.00	AA+	11,628,316
10,325	University of California, General Revenue Bonds, Limited Project Series 2016K, 4.000%, 5/15/46 (UB) (5)	5/26 at 100.00	AA-	11,632,042
11,000	University of California, General Revenue Bonds, Limited Project Series 2018O, 4.000%, 5/15/48 (UB) (5)	5/28 at 100.00	AA-	12,681,020
23,055	University of California, General Revenue Bonds, Limited Project Series 2021Q, 3.000%, 5/15/51 (UB) (5)	5/31 at 100.00	AA-	24,880,034

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	University of California, General Revenue Bonds, Limited Project, Tender Option Bond Trust 2015-2194 Formerly Tender Option Bond Trust 3353:
$780	17.762%, 5/15/37 (Pre-refunded 5/15/22), 144A (IF) (5)	5/22 at 100.00	N/R (7)	912,405
785	17.762%, 5/15/37, 144A (IF) (5)	5/22 at 100.00	AA-	918,254
	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XG0061:
535	17.985%, 5/15/36 (Pre-refunded 5/15/23), 144A (IF) (5)	5/23 at 100.00	N/R (7)	717,906
1,965	17.985%, 5/15/36, 144A (IF) (5)	5/23 at 100.00	AA	2,636,794
2,625	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 18.080%, 5/15/38, 144A (IF) (5)	5/23 at 100.00	AA	3,504,323
600	West Hollywood Community Development Commission, California, Tax Allocation Revenue Bonds, East Side Redevelopment Project Series 2011A, 7.500%, 9/01/42	9/21 at 100.00	A-	607,212
3,550	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.500%, 9/01/31	9/22 at 102.00	N/R	3,789,838
14,835	Western Placer Unified School District, Placer County, California, Certificates of Participation, Refinancing Project, Series 2017, 4.000%, 8/01/49 – AGM Insured (UB) (5)	8/27 at 100.00	AA	16,458,691
3,885	Westminster Redevelopment Agency, California, Tax Allocation Bonds, Commercial Redevelopment Project 1, Subordinate Lien Series 2011A, 5.875%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	3,957,921
	Westminster School District, Orange County, California, General Obligation Bonds, Election 2008 Refunding Series 2013:
645	5.550%, 8/01/48 – BAM Insured (6)	8/39 at 100.00	AA	544,741
7,700	5.550%, 8/01/48 – BAM Insured (UB) (5)	8/39 at 100.00	AA	6,503,112
21,380	Westminster School District, Orange County, California, General Obligation Bonds, Election 2008 Series 2013A, 0.000%, 8/01/52 – BAM Insured (UB) (5)	8/39 at 100.00	AA	17,858,714
25,920	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (UB) (5)	No Opt. Call	AA-	26,679,456
5,071,549	Total California			3,948,582,436
	Colorado – 8.2%
	Adonea Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2018A:
3,200	5.125%, 12/01/37	12/23 at 103.00	N/R	3,304,320
4,940	5.125%, 12/01/45	12/23 at 103.00	N/R	5,083,902
9,825	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/51	12/24 at 102.00	N/R	10,691,074
	Amber Creek Metropolitan District (In the City of Thornton), Adams County, Colorado, Limited Tax (Convertible to Unlimited Tax), General Obligation Refunding and Improvement Bonds, Series 2017A:
500	5.000%, 12/01/37	12/22 at 103.00	N/R	528,635
1,507	5.125%, 12/01/47	12/22 at 103.00	N/R	1,588,800
464	Amber Creek Metropolitan District (In the City of Thornton), Adams County, Colorado, Limited Tax (Convertible to Unlimited Tax), General Obligation Refunding and Improvement Bonds, Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	484,509

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A:
$2,240	5.000%, 12/01/38	12/23 at 103.00	N/R	2,427,197
5,480	5.125%, 12/01/48	12/23 at 103.00	N/R	5,914,345
2,045	Arvada West Town Center Business Improvement District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.450%, 12/01/39	12/25 at 100.00	N/R	2,250,891
3,000	Aspen Reserve Metropolitan District, Thornton, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2017A, 5.875%, 12/01/47	12/22 at 103.00	N/R	3,189,930
527	Aspen Reserve Metropolitan District, Thornton, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	549,571
1,065	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	9/25 at 103.00	N/R	1,164,918
2,290	Aurora Crossroads Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.750%, 12/15/50	9/25 at 103.00	N/R	2,399,210
	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A:
2,250	5.000%, 12/01/39	9/24 at 103.00	N/R	2,446,920
5,920	5.000%, 12/01/48	9/24 at 103.00	N/R	6,394,962
4,279	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	9/24 at 103.00	N/R	4,523,887
3,260	Banning Lewis Ranch Metropolitan District 4, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	3,551,737
2,195	Banning Lewis Ranch Metropolitan District 5, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	2,391,365
2,500	Banning Lewis Ranch Regional Metropolitan District, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.375%, 12/01/48	12/23 at 103.00	N/R	2,702,000
	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A:
2,624	5.500%, 12/01/36	12/21 at 103.00	N/R	2,732,660
3,485	5.750%, 12/01/46	12/21 at 103.00	N/R	3,628,268
1,000	Baseline Metropolitan District 1, In the City and County of Broomfield, Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/51	12/24 at 103.00	N/R	1,074,150
1,500	Belford North Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50	12/25 at 103.00	N/R	1,651,365
3,210	Bella Mesa Metropolitan District, Castle Rock, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-3, 6.750%, 12/01/49, 144A	6/25 at 99.64	N/R	2,662,085
2,880	Belleview Place Metropolitan District, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A-3, 5.000%, 12/01/50	12/25 at 103.00	N/R	3,156,134
297	Belleview Place Metropolitan District, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020B-3, 8.000%, 12/15/50	12/25 at 103.00	N/R	250,730
2,375	Belleview Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Refunding & Improvement Series 2017, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,464,347

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$865	Belleview Village Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020, 4.950%, 12/01/50	12/25 at 103.00	N/R	941,111
6,160	Bennett Crossing Metropolitan District, Bennett, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2020A-3, 6.125%, 12/01/49	6/25 at 103.00	N/R	6,779,573
	Bennett Ranch Metropolitan District 1, Adams County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A:
1,625	5.000%, 12/01/41	3/26 at 103.00	N/R	1,780,204
1,635	5.000%, 12/01/51	3/26 at 103.00	N/R	1,779,158
1,690	Bent Grass Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020, 5.250%, 12/01/49, 144A	6/25 at 103.00	N/R	1,856,600
2,312	Berkley Shores Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A-3, 5.250%, 12/01/50	12/25 at 103.00	N/R	2,539,015
2,915	Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Improvement Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	3,102,172
644	Big Dry Creek Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	674,983
334	Bijou Creek Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	12/24 at 103.00	N/R	351,588
1,820	Bijou Creek Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	1,971,206
500	Blue Lake Metropolitan District 2 , Lochbuie, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.750%, 12/01/46	12/21 at 103.00	N/R	519,830
2,250	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	2,312,775
829	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.500%, 12/15/48	12/23 at 103.00	N/R	848,490
1,965	Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Capital Appreciation Series 2015, 6.000%, 12/01/44, 144A	12/24 at 100.00	N/R	2,073,743
1,405	Bramming Farm Metropolitan District 1, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B-3, 8.500%, 12/15/49	12/24 at 103.00	N/R	1,467,298
675	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017B, 7.000%, 12/15/47	12/22 at 103.00	N/R	703,634
1,835	Brighton Crossing Metropolitan District 6, Brighton, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/50	12/25 at 103.00	N/R	2,031,455
1,540	Bristol Metropolitan District, Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.750%, 12/01/48	12/23 at 103.00	N/R	1,670,346
257	Bristol Metropolitan District, Aurora, Colorado, Limited Tax General Obligation Bonds, Subordinate Limited Tax Series 2019B, 8.000%, 12/15/48	12/23 at 103.00	N/R	270,328
1,600	Broadway Park North Metropolitan District 2, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020, 5.000%, 12/01/49, 144A	12/25 at 103.00	N/R	1,769,184

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,500	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.125%, 12/01/48	6/24 at 103.00	N/R	3,828,090
7,075	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Subordinate (Convertible to Senior) Capital Appreciation (Convertible to Current Interest),, 7.500%, 12/01/48	6/24 at 85.96	N/R	5,239,533
	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A:
1,835	5.000%, 12/01/39	6/24 at 103.00	N/R	2,029,749
4,250	5.000%, 12/01/49	6/24 at 103.00	N/R	4,680,610
18,415	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Subordinate Convertible to Senior Capital Appreciation Series 2019B, 7.500%, 12/01/49	6/24 at 79.97	N/R	12,767,672
1,241	Bromley Park Metropolitan District No 2, In the City of Brighton, Adams and Weld Counties, Colorado, Senior General Obligation Limited Tax Refunding Bonds, Series 2018B, 6.375%, 12/15/47	12/23 at 103.00	N/R	1,330,575
1,000	Broomfield Village Metropolitan District 2, In the City and County of Broomfield, Colorado, General Obligation Limited Tax and Revenue Bonds, Refunding Series 2021A-1, 5.000%, 12/01/49, 144A	12/26 at 103.00	N/R	1,106,110
	Buffalo Highlands Metropolitan District, Commerce City, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Refunding & Improvement Series 2018A:
1,185	5.250%, 12/01/38	12/23 at 103.00	N/R	1,277,466
2,250	5.375%, 12/01/48	12/23 at 103.00	N/R	2,418,952
1,226	Buffalo Highlands Metropolitan District, Commerce City, Colorado, Limited Tax General Obligation Bonds, Refunding Subordinate Series 2018B, 7.625%, 12/15/46	12/23 at 103.00	N/R	1,257,435
3,234	Buffalo Ridge Metropolitan District (In the City of Commerce City), Adams County, Colorado, General Obligation Refunding and Improvement Bonds, Series 2018B, 7.375%, 12/15/47	12/23 at 103.00	N/R	3,440,135
	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A:
3,140	6.000%, 12/01/37	12/22 at 103.00	N/R	3,324,758
8,270	6.125%, 12/01/47	12/22 at 103.00	N/R	8,755,284
8,425	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	8,794,605
3,425	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.125%, 12/01/47	12/22 at 103.00	N/R	3,625,979
2,997	Canyons Metropolitan District 6, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	3,127,489
4,960	Carriage Hills Metropolitan District, Frederick, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.500%, 12/01/47	12/23 at 103.00	N/R	5,351,146
3,865	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	8/21 at 100.00	N/R	3,870,218

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$4,495	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Improvement Series 2018, 5.250%, 12/01/48	12/23 at 103.00	N/R	4,842,868
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
3,000	5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	3,197,610
4,750	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	5,034,857
21,270	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	22,463,034
3,000	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51	12/25 at 103.00	N/R	3,307,980
4,394	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Senior Lien Series 2015A, 5.000%, 6/01/37	12/25 at 100.00	N/R	4,773,598
1,911	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37	12/21 at 103.00	N/R	1,973,853
1,375	Cherry Hills City Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2020A-3, 5.000%, 12/01/47	12/25 at 103.00	N/R	1,504,745
1,337	Cherrylane Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/47	12/23 at 103.00	N/R	1,438,264
1,000	Cielo Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2021(3), 5.250%, 12/01/50	6/26 at 103.00	N/R	1,057,050
1,450	Citadel on Colfax Business Improvement District, Aurora, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2020A, 5.350%, 12/01/50	12/25 at 103.00	N/R	1,583,777
1,035	City Center West Residential Metropolitan District 2, Greeley, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	1,121,981
765	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	799,578
2,820	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	2,975,410
1,000	Clear Creek Transit Metropolitan District 2, Adams County, Colorado, Revenue Supported Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/50	12/26 at 103.00	N/R	1,100,840
	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A:
5,115	6.250%, 12/01/37	12/22 at 103.00	N/R	5,394,637
8,170	6.500%, 12/01/47	12/22 at 103.00	N/R	8,611,834
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017:
4,350	5.375%, 10/01/37	10/27 at 100.00	N/R	4,640,275
8,925	5.500%, 10/01/47	10/27 at 100.00	N/R	9,505,660
6,625	5.625%, 10/01/52	10/27 at 100.00	N/R	7,127,241
1,350	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.250%, 7/01/46, 144A	7/25 at 100.00	BB	1,473,714
1,750	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.500%, 7/01/38	8/21 at 100.00	BB+	1,756,090

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$5,660	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Eagle Ridge Academy Project, Refunding & Improvement Series 2016, 5.000%, 11/01/36, 144A	11/21 at 100.00	BB+	5,705,959
920	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014B, 5.625%, 1/15/44	1/24 at 100.00	BBB-	984,428
4,855	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Loveland Classical Schools Project, Series 2016, 5.000%, 7/01/46, 144A	7/26 at 100.00	BB	5,323,750
4,410	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	4,574,449
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
2,025	5.125%, 7/01/34, 144A	7/24 at 100.00	BB	2,190,361
3,150	5.375%, 7/01/44, 144A	7/24 at 100.00	BB	3,392,928
2,700	5.500%, 7/01/49, 144A	7/24 at 100.00	BB	2,913,813
765	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Twin Peaks Charter Academy, Series 2011B, 7.500%, 3/15/35	8/21 at 100.00	BB	768,703
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015:
500	5.000%, 12/15/35	12/25 at 100.00	BBB-	553,180
2,500	5.000%, 12/15/45	12/25 at 100.00	BBB-	2,730,200
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016:
2,000	5.000%, 9/01/36	9/21 at 100.00	Baa3	2,008,840
3,780	5.000%, 9/01/46	9/21 at 100.00	Baa3	3,794,213
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,Science Technology Engineering and Math School Project, Refunding Series 2014:
890	5.000%, 11/01/44	11/24 at 100.00	Baa3	955,130
765	5.125%, 11/01/49	11/24 at 100.00	Baa3	822,299
1,475	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Global Village Academy - Northglenn Project, Series 2020, 5.000%, 12/01/50, 144A	12/30 at 100.00	N/R	1,617,603
54,085	Colorado Health Facilities Authority, 3.000%, 11/15/51 (UB) (WI/DD, Settling 7/01/21) (5)	11/31 at 100.00	AA	58,246,300
47,590	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2018A, 4.000%, 11/15/48 (UB) (5)	5/28 at 100.00	AA	54,629,037
12,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	12,860,640
4,085	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A	2/26 at 100.00	N/R	4,211,431
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1025:
1,790	19.104%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	BBB+ (7)	2,323,921
3,940	19.112%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	BBB+ (7)	5,115,735

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF2195 Formerly Tender Option Bond Trust 3364, 19.212%, 10/01/37 (Pre-refunded 11/13/23), 144A (IF) (5)	11/23 at 100.00	BBB+ (7)	4,439,460
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's Hospital Colorado Project, Series 2016A, 5.000%, 12/01/41 (UB) (5)	6/26 at 100.00	A+	5,951,350
2,050	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 4.000%, 8/01/49	8/29 at 100.00	BBB+	2,330,809
725	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (7)	799,646
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF2196 Formerly Tender Option Bond Trust 3367, 24.591%, 1/01/35, 144A (IF) (5)	1/24 at 100.00	AA-	3,234,420
4,785	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 3366 As of 6/4/2015 Converted to Trust 2015-XF2048, 22.114%, 1/01/44, 144A (IF) (5)	1/24 at 100.00	AA-	7,127,497
1,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 6.125%, 12/01/45, 144A	12/25 at 100.00	N/R	1,410,162
4,250	Colorado High Performance Transportation Enterprise, US 36 and I-25 Managed Lanes Revenue Bonds, Senior Lien Series 2014, 5.750%, 1/01/44 (AMT)	1/23 at 100.00	BBB-	4,581,712
134	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 5.000%, 9/30/21 (4), (8)	No Opt. Call	N/R	1
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017:
627	0.000%, 4/01/22 (AMT) (4), (8)	No Opt. Call	N/R	9,914
2,555	0.000%, 10/01/27 (AMT) (4), (8)	No Opt. Call	N/R	40,982
31,920	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	34,707,254
750	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Junior Lien Series 2018C, 12.500%, 12/15/38	12/23 at 103.00	N/R	786,953
6,285	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	6,520,373
1,500	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Series 2018B, 7.500%, 12/15/38	12/23 at 103.00	N/R	1,586,025
15,070	Colorado International Center Metropolitan District 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Convertible Capital Appreciation Series, 6.250%, 12/01/48	6/24 at 99.88	N/R	13,370,255
1,996	Colorado International Center Metropolitan District 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2019B-2, 8.750%, 12/15/48	6/24 at 103.00	N/R	2,117,856
30,925	Colorado International Center Metropolitan District 4, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Refunding and Improvement Convertible Capital Appreciation Bonds, Series, 6.000%, 12/01/47	6/24 at 94.26	N/R	26,310,681
13,000	Colorado International Center Metropolitan District 8, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%, 12/01/50	9/25 at 103.00	N/R	13,950,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,130	Colorado Science and Technology Park Metropolitan District No1, Special Revenue Improvement Bonds, Refunding Series 2018, 5.250%, 12/01/48	12/23 at 103.00	N/R	3,378,710
3,825	Colorado Springs Urban Renewal Authority, Colorado, Senior Special Revenue Bonds, Canyon Creek Project, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	4,063,948
1,086	Colorado Springs Urban Renewal Authority, Colorado, Senior Special Revenue Bonds, Canyon Creek Project, Series 2018B, 8.125%, 12/15/47	12/23 at 103.00	N/R	1,118,287
3,240	Colorado Tech Center Metropolitan District, Louisville, Colorado, General Obligaiton Bonds, Series 2018, 6.000%, 12/01/47 (6)	No Opt. Call	N/R	3,533,803
1,495	Commons at East Creek Metropolitan District, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2020A-3, 5.000%, 12/01/50	12/25 at 103.00	N/R	1,636,711
5,915	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	6,443,091
5,045	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Taxable Series 2012B, 9.500%, 12/01/27 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	5,684,605
4,420	Confluence Metropolitan District, Eagle County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2021B, 5.500%, 12/15/50	6/26 at 103.00	N/R	4,589,419
1,765	Constitution Heights Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2020, 5.000%, 12/01/49	6/25 at 103.00	N/R	1,943,212
	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019:
1,235	4.000%, 12/01/29	12/24 at 103.00	N/R	1,270,420
2,950	5.000%, 12/01/39	12/24 at 103.00	N/R	3,143,785
1,750	5.000%, 12/01/43	12/24 at 103.00	N/R	1,861,825
	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A:
840	5.000%, 12/01/37	12/22 at 103.00	N/R	888,796
1,280	5.125%, 12/01/47	12/22 at 103.00	N/R	1,351,206
506	Copperleaf Metropolitan District 3, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.625%, 12/15/47	12/22 at 103.00	N/R	529,069
	Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A:
1,685	5.000%, 12/01/39	3/25 at 103.00	N/R	1,853,264
3,030	5.000%, 12/01/49	3/25 at 103.00	N/R	3,304,548
3,945	Copperleaf Metropolitan District 4, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.875%, 12/15/49	3/25 at 103.00	N/R	4,175,940
2,000	Copperleaf Metropolitan District 6, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	2,150,020
	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017A:
1,910	5.125%, 12/01/37	12/22 at 103.00	N/R	2,022,461
4,600	5.250%, 12/01/47	12/22 at 103.00	N/R	4,860,406

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,937	Cornerstar Metropolitan District, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2017B, 5.250%, 12/01/47	12/22 at 103.00	N/R	4,158,220
5,185	Cornerstone Metropolitan District 2, Montrose and Ouray Counties, Colorado, Limited Tax General Obligation Refunding Bonds, Series 2010A, 2.400%, 12/01/40 (4)	12/21 at 100.00	N/R	2,436,950
670	Cottonwood Highlands Metropolitan District 1, Parker, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	722,856
	Crowfoot Valley Ranch Metropolitan District No 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018A:
4,060	5.625%, 12/01/38	12/23 at 103.00	N/R	4,434,048
9,665	5.750%, 12/01/48	12/23 at 103.00	N/R	10,517,550
1,630	Crowfoot Valley Ranch Metropolitan District No 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.000%, 12/15/48	12/23 at 103.00	N/R	1,714,532
2,375	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 5.250%, 12/01/40	12/25 at 100.00	N/R	2,598,107
2,506	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	2,599,975
670	Cuchares Ranch Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	692,592
4,704	Cumberland Green Metropolitan District, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2015, 5.250%, 12/01/45	12/25 at 100.00	N/R	5,110,614
7,555	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertbile to Unlimited Tax, Refunding Series 2017A, 5.000%, 12/01/47 (Pre-refunded 12/15/22)	12/22 at 103.00	N/R (7)	8,277,787
750	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertbile to Unlimited Tax, Refunding Series 2017B, 7.375%, 12/15/47 (Pre-refunded 12/15/22)	12/22 at 103.00	N/R (7)	845,055
1,010	Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39	12/25 at 103.00	N/R	1,087,548
	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A:
3,470	4.000%, 12/01/43 (AMT) (UB) (5)	12/28 at 100.00	A	3,956,182
53,210	4.000%, 12/01/48 (AMT) (UB) (5)	12/28 at 100.00	A	60,317,792
15,500	5.000%, 12/01/48 (AMT) (UB) (5)	12/28 at 100.00	A	18,941,620
2,500	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien, Tender Option Bond Trust 2015-XF1036, 17.549%, 11/15/43, 144A (IF) (5)	11/23 at 100.00	A	3,537,075
2,500	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	B	2,672,925
2,465	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.375%, 8/01/47	12/22 at 103.00	N/R	2,610,583
1,262	Denver Connection West Metropolitan District, City and County of Denver, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 8.000%, 8/01/47	12/22 at 103.00	N/R	1,315,951

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A:
$2,718	5.500%, 12/01/38	12/23 at 103.00	N/R	2,950,144
8,550	5.625%, 12/01/48	12/23 at 103.00	N/R	9,252,639
1,855	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/48	12/23 at 103.00	N/R	1,965,057
1,800	Denver International Business Center Metropolitan District 1, Denver, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2019B, 6.000%, 12/01/48	6/24 at 103.00	N/R	1,959,246
2,110	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligtion Bonds, Limited Tax Convertible to Unlimited Tax Series 2013, 5.375%, 12/01/42	6/23 at 100.00	N/R	2,197,270
870	Denver West Promenade Metropolitan District, Lakewood, Colorado, General Obligtion Bonds, Subordinate Convertible to Senior Limited Tax Convertible to Unlimited Tax, Series 2016, 6.000%, 12/15/46	6/23 at 100.00	N/R	897,501
13,560	Denver, Colorado, Certificates of Participation, Convention Center Expansion Project, Series 2018A, 4.000%, 6/01/48 (UB) (5)	6/26 at 100.00	Aa2	15,120,078
2,000	DIATC Metropolitan District, Commerce City, Adams County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2019, 5.000%, 12/01/49, 144A	9/24 at 103.00	N/R	2,167,380
3,465	Dinosaur Ridge Metropolitan District, Golden, Jefferson County, Colorado, Special Revenue Refunding and Improvement Bonds, Series 2019A, 5.000%, 6/01/49	6/24 at 103.00	N/R	3,728,964
1,678	Dublin North Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation and Improvement Bonds, Refunding Series 2018A, 5.125%, 12/01/47	12/23 at 103.00	N/R	1,798,514
704	Dublin North Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation and Improvement Bonds, Subordinate Series 2018B, 7.250%, 12/15/47	12/23 at 103.00	N/R	737,046
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
13,000	0.000%, 9/01/40	No Opt. Call	A	8,325,070
1,500	0.000%, 9/01/41	No Opt. Call	A	928,755
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
70	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	A	60,077
500	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	A	417,610
500	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	396,450
45,720	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	A	22,958,755
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B:
22,685	0.010%, 9/01/35 – NPFG Insured	9/26 at 63.78	A	13,305,887
24,145	0.010%, 9/01/37 – NPFG Insured	9/26 at 57.65	A	12,775,361
20,555	0.000%, 9/01/39 – NPFG Insured	9/26 at 52.09	A	9,806,790
20	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/28 – NPFG Insured	No Opt. Call	A	18,147

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$4,010	East Creek Metropolitan District 1, Aurora, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2019A, 5.250%, 12/01/48	6/24 at 103.00	N/R	4,341,827
584	East Creek Metropolitan District 1, Aurora, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B, 8.000%, 12/15/48	6/24 at 103.00	N/R	610,817
550	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.500%, 12/01/38 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	590,480
	Elbert and Highway 86 Commercial Metropolitan District, Elbert County, Colorado, Special Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2021A:
1,700	5.000%, 12/01/41, 144A	6/26 at 103.00	N/R	1,866,702
1,000	5.000%, 12/01/51, 144A	6/26 at 103.00	N/R	1,089,530
2,305	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/45	12/21 at 103.00	N/R	2,394,503
632	Erie Farm Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/45	12/21 at 103.00	N/R	653,558
2,405	Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.250%, 12/01/49	12/23 at 103.00	N/R	2,585,519
398	Fallbrook Villas Metropolitan District, Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49, 144A	12/23 at 103.00	N/R	420,049
520	First Creek Village Metropolitan District, Denver, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 6.750%, 8/01/49	9/24 at 103.00	N/R	567,856
1,045	Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	1,120,000
611	Fitzsimons Village Metropolitan District 1, Arapahoe County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding Subordinate Series 2020B, 7.000%, 12/15/49	3/25 at 103.00	N/R	621,912
2,024	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.125%, 12/01/46	12/21 at 103.00	N/R	2,100,102
797	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B-1, 5.125%, 12/15/49	12/24 at 103.00	N/R	866,395
2,000	Flying Horse Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%, 12/01/49, 144A	9/24 at 103.00	N/R	2,138,500
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
11,995	5.750%, 12/01/30	12/24 at 100.00	N/R	12,744,687
36,930	6.000%, 12/01/38	12/24 at 100.00	N/R	38,437,852
683	Forest Trace Metropolitan District 3, Aurora City, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax, Series 2016B, 7.250%, 12/15/46 (Pre-refunded 12/15/21)	12/21 at 103.00	N/R (7)	725,291

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A:
$2,340	5.125%, 12/01/38, 144A	6/24 at 103.00	N/R	2,538,596
2,740	5.375%, 12/01/49, 144A	6/24 at 103.00	N/R	2,971,914
700	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Subordinate Series 2019B, 8.000%, 12/15/49	6/24 at 103.00	N/R	732,144
800	Frisco, Colorado, Marina Enterprise Revenue Bonds, Series 2019, 5.000%, 12/01/48	12/26 at 100.00	N/R	865,720
16,375	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A	6/25 at 103.00	N/R	16,815,815
3,428	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 6.500%, 6/03/50, 144A	6/25 at 103.00	N/R	3,468,896
	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Series 2017A:
2,890	5.125%, 12/01/37	12/22 at 103.00	N/R	3,060,510
2,525	5.250%, 12/01/47	12/22 at 103.00	N/R	2,669,783
1,704	Gardens on Havana Metropolitan District 3, Arapahoe County, Colorado, Special Revenue Bonds, Refunding Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	1,785,877
1,320	Glen Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2017, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,395,596
5,490	Granby Ranch Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018, 5.500%, 12/01/52, 144A	12/23 at 103.00	N/R	5,918,110
2,500	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50	12/25 at 102.00	N/R	2,736,475
780	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Limited Tax Series 2016B, 7.250%, 12/15/46	12/21 at 100.00	N/R	805,779
5,930	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 5.000%, 12/01/46	12/21 at 100.00	N/R	6,154,095
4,995	Green Gables Metropolitan District 2, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	5,412,532
2,237	Green Gables Metropolitan District No 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016A, 5.300%, 12/01/46 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R (7)	2,348,380
735	Green Gables Metropolitan District No 1, Jefferson County, Colorado, General Obligation Bonds, Series 2016B, 7.750%, 12/15/46 (Pre-refunded 12/15/21)	12/21 at 103.00	N/R (7)	780,886
5,255	Green Valley Ranch East Metropolitan District 6, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.875%, 12/01/50	9/25 at 103.00	N/R	5,853,334
2,565	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligaiton Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 5.000%, 9/01/47 (Pre-refunded 12/01/22)	12/22 at 103.00	N/R (7)	2,810,394
750	Harvest Junction Metropolitan District, Longmont, Colorado, General Obligation Bonds, Refunding and Improvement Series 2012, 5.375%, 12/01/37	12/22 at 100.00	N/R	782,738

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Haskins Station Metropolitan District, Arvada, Colorado, General Obligation Bonds, Limited Tax Special Revenue Convertible to Unlimited Tax Series 2019A:
$690	5.000%, 12/01/39	12/24 at 103.00	N/R	753,273
1,125	5.000%, 12/01/49	12/24 at 103.00	N/R	1,217,543
1,327	Haskins Station Metropolitan District, Arvada, Colorado, General Obligation Bonds, Limited Tax Special Revenue Subordinate Series 2019B, 8.750%, 12/15/49	12/24 at 103.00	N/R	1,385,640
4,575	Hawthorn Metropolitan District No 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017A, 5.000%, 12/01/47	12/22 at 103.00	N/R	4,830,880
820	Hawthorn Metropolitan District No 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017B, 7.250%, 12/15/47	12/22 at 103.00	N/R	855,457
16,080	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	17,437,313
4,684	Hess Ranch Metropolitan District 6, Parker, Colorado, General Obligation Bonds, Limited Tax Subordinate Series 2020B, 8.000%, 12/15/49	3/25 at 103.00	N/R	4,954,454
20,140	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 0.000%, 12/01/49 (6)	3/25 at 93.28	N/R	16,125,091
13,500	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49	3/25 at 103.00	N/R	14,804,910
575	Highlands Metropolitan District 1, Broomfield City and County, colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2021, 5.000%, 12/01/51	3/26 at 103.00	N/R	619,195
3,420	Highlands Metropolitan District No 2, City and County of Broomfield, Colorado, Limited Tax (Convertible to Unlimited Tax) General Obligation Bonds, Series 2016A, 5.125%, 12/01/46	12/21 at 103.00	N/R	3,550,644
1,395	Highlands-Mead Metropolitan District, Mead, Weld County Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.125%, 12/01/50	9/25 at 103.00	N/R	1,527,511
1,580	Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2017A, 5.500%, 12/01/47	12/22 at 103.00	N/R	1,677,849
336	Highline Crossing Metropolitan District, In the City of Aurora, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	352,548
4,785	Highpointe Vista Metropolitan District 2, Windsor, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/46	12/21 at 103.00	N/R	4,966,782
2,345	Home Place Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2020A, 5.750%, 12/01/50	6/25 at 103.00	N/R	2,600,488
1,095	Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.125%, 12/01/48	12/23 at 103.00	N/R	1,175,318
208	Hudson Hills Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	12/23 at 103.00	N/R	219,669
1,123	Iliff Commons Metropolitan District 2, Aurora, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2020B, 6.500%, 12/15/49	3/25 at 103.00	N/R	1,213,716

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$773	Iliff Commons Metropolitan District 3, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2016A, 6.000%, 12/01/46	12/21 at 103.00	N/R	801,122
8,950	Independence Metropolitan District 3, Elbert County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49	6/24 at 103.00	N/R	9,718,626
6,500	Independence Water & Sanitation District, Elbert County, Colorado, Special Revenue Bonds, Series 2019, 7.250%, 12/01/38	6/24 at 103.00	N/R	7,069,400
2,487	Inspiration Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Fourth Tier Series 2017D, 7.500%, 12/15/51	8/21 at 100.00	N/R	2,486,353
2,235	Interpark Metropolitan District, In the City and County of Broomfield, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation and Revenue Bonds, Series 2018, 5.500%, 12/01/48, 144A	12/23 at 103.00	N/R	2,410,358
1,610	Interquest South Business Improvement District, Colorado Springs, El Paso County, Colorado, Public Improvement Fee Revenue Bonds, Series 2017, 5.000%, 12/01/47	12/22 at 103.00	N/R	1,696,264
	Iron Mountain Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A:
500	5.000%, 12/01/39	12/24 at 103.00	N/R	541,310
1,300	5.000%, 12/01/49	12/24 at 103.00	N/R	1,397,019
1,555	Iron Works Village Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.875%, 12/01/48	12/23 at 103.00	N/R	1,691,747
534	Iron Works Village Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2018B, 8.000%, 12/15/48	12/23 at 103.00	N/R	565,773
16,120	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50	12/23 at 103.00	N/R	17,422,174
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
5,182	5.125%, 12/01/31	12/21 at 103.00	N/R	5,385,808
4,510	5.250%, 12/01/36	12/21 at 103.00	N/R	4,684,853
19,140	5.375%, 12/01/46	12/21 at 103.00	N/R	19,872,296
7,025	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Taxable Series 2016B, 9.000%, 12/01/46	12/21 at 103.00	N/R	7,095,390
1,000	Johnstown Village Metropolitan District 2, Weld County, own of Johnstown, Colorado, General Obligation Limited Tax Bonds, Series 2020A, 5.000%, 12/01/50	9/25 at 103.00	N/R	1,091,970
2,500	Jones District Community Authority Board, Centennial, Colorado, Special Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 5.750%, 12/01/50	12/25 at 103.00	N/R	2,204,550
1,900	Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.125%, 12/01/50	12/25 at 103.00	N/R	2,126,670
3,850	Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.500%, 12/15/52	12/25 at 103.00	N/R	4,115,034
3,110	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	8/21 at 100.00	N/R	3,111,679

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Lake of the Rockies Metropolitan District, In the Town of Monument, El Paso County, Colorado, Subordinate General Obligation Limited Tax Bonds, Series 2018B:
$2,715	5.000%, 8/01/48	12/23 at 103.00	N/R	2,906,326
439	7.500%, 8/01/48	12/23 at 103.00	N/R	462,741
	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
700	5.125%, 12/01/37	12/23 at 103.00	N/R	754,390
6,500	5.250%, 12/01/47	12/23 at 103.00	N/R	6,979,830
2,295	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/47	12/23 at 103.00	N/R	2,421,179
6,210	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.750%, 12/15/46	12/23 at 100.00	N/R	5,514,418
	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A:
875	5.000%, 12/01/39	9/24 at 103.00	N/R	954,625
5,170	5.000%, 12/01/49	9/24 at 103.00	N/R	5,599,213
1,368	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019B, 7.750%, 12/15/49	9/24 at 103.00	N/R	1,448,603
7,135	Larkridge Metropolitan District No 2, In the City of Thornton, Adams County, Colorado, General Obligation, Limited Tax Convertible to Unlimited Tax, Improvement Bonds, Refunding Series 2019, 5.250%, 12/01/48	12/23 at 103.00	N/R	7,678,901
3,207	Leyden Ranch Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax, Convertible to Unlimited Tax Bonds, Series 2017A, 5.125%, 12/01/47	12/22 at 103.00	N/R	3,388,003
695	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	719,193
5,090	Liberty Ranch Metropolitan District, Colorado, General Obligation Bonds, Refunding and Improvement Series 2017A, 5.000%, 12/01/46	12/21 at 103.00	N/R	5,282,809
2,204	Liberty Ranch Metropolitan District, Colorado, General Obligation Bonds, Subordinate Improvement Series 2017B, 8.125%, 12/15/46	12/21 at 103.00	N/R	2,278,143
2,148	Littleton Village Metropolitan District No 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	7/21 at 103.00	N/R	2,216,006
1,280	Littleton Village Metropolitan District No 2, In the City of Littleton, Colorado, Subordinate Limited Tax General Obligation and Special Revenue Refunding Bonds, Series 2018B, 7.625%, 12/15/28	12/23 at 103.00	N/R	1,364,429
1,180	Lochbuie Station Metropolitan District, Adams County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2020A, 5.750%, 12/01/50	9/25 at 103.00	N/R	1,305,717
1,295	Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	1,375,873
197	Lost Creek Farms Metropolitan District (In the Town of Erie), Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2017B, 8.000%, 12/15/47	12/22 at 103.00	N/R	205,438
2,787	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.125%, 12/01/46 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R (7)	2,924,371

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$674	Marvella Metropolitan District, Centennial, Arapahoe County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2016B, 7.500%, 12/15/46 (Pre-refunded 12/15/21)	12/21 at 103.00	N/R (7)	715,491
	Mayberry Community Authority, Colorado Springs, El Paso County, Colorado, Special Revenue Bonds, Series 2021A:
2,090	5.000%, 12/01/41	6/26 at 103.00	N/R	2,230,511
5,585	5.000%, 4/15/51	6/26 at 103.00	N/R	5,863,803
1,190	Mayfield Metropolitan District, Thornton, Colorado, General Oblgation Bonds, Limited Tax Series 2020A, 5.750%, 12/01/50	6/25 at 103.00	N/R	1,327,850
1,460	Mead Western Meadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2018, 5.000%, 12/01/47	12/28 at 100.00	N/R	1,657,217
	Meadowlark Metropolitan District, Parker Town, Douglas County, Colorado, Limited Tax General Obligation Bond, Convertible to Unlimited Tax Series 2020A:
525	4.875%, 12/01/40	9/25 at 103.00	N/R	571,867
750	5.125%, 12/01/50	9/25 at 103.00	N/R	821,243
1,416	Midcities Metropolitan District No 2, In the City and County of Broomfield, Colorado, Subordinate Special Revenue Refunding Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	1,464,059
3,170	Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	3,444,522
1,473	Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.375%, 12/15/49	3/25 at 103.00	N/R	1,533,010
1,529	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.500%, 12/15/46	12/21 at 103.00	N/R	1,580,512
	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016:
1,500	5.000%, 12/01/35	12/25 at 100.00	N/R	1,641,285
5,300	5.000%, 12/01/46	12/25 at 100.00	N/R	5,726,120
2,275	Mountain Shadows Metropolitan District, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2015, 5.500%, 12/01/44	12/25 at 100.00	N/R	2,486,416
985	Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	1,070,301
937	Mountain Sky Metropolitan District, Fort Lupton, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.625%, 12/15/49	3/25 at 103.00	N/R	980,299
2,620	Mountain's Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016A, 5.000%, 12/01/46 (Pre-refunded 12/01/21), 144A	12/21 at 103.00	N/R (7)	2,747,201
561	Mountain's Edge Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2016B, 7.375%, 12/15/46 (Pre-refunded 12/15/21), 144A	12/21 at 103.00	N/R (7)	580,613
	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding & Improvement Series 2006:
5,770	6.000%, 12/01/26 (4)	7/21 at 100.00	N/R	5,770,000
10,910	6.125%, 12/01/35 (4)	7/21 at 100.00	N/R	10,910,000

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,760	North Holly Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.500%, 12/01/48	12/23 at 103.00	N/R	1,898,934
	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-1:
4,410	5.375%, 12/01/34	12/23 at 103.00	N/R	4,792,788
2,845	5.750%, 12/01/48	12/23 at 103.00	N/R	3,085,858
	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-2:
1,500	5.125%, 12/01/28	12/23 at 103.00	N/R	1,638,765
5,460	5.500%, 12/01/34	12/23 at 103.00	N/R	5,949,707
8,500	5.850%, 12/01/48	12/23 at 103.00	N/R	9,238,395
2,000	North Pine Vistas Metropolitan District 2, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.750%, 12/01/46	12/21 at 103.00	N/R	1,751,740
7,039	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 6.375%, 12/01/46	12/21 at 103.00	N/R	7,297,683
698	North Pine Vistas Metropolitan District 3, Castle Pines, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 8.250%, 12/15/46	12/21 at 103.00	N/R	721,327
	North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General Obligation Bonds, Refunding Special Revenue & Improvement Series 2017A:
1,550	5.625%, 12/01/37	12/22 at 103.00	N/R	1,655,106
2,975	5.750%, 12/01/47	12/22 at 103.00	N/R	3,171,112
2,836	North Range Metropolitan District 2, Adams County, Colorado , Limited Tax General Obligation Bonds, Special Revenue & Improvement Subordinate Lien Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	2,979,303
1,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50	12/25 at 103.00	N/R	1,115,980
9,710	North Vista Highlands Metropolitan District 3, Pueblo County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49	3/25 at 103.00	N/R	10,585,356
2,000	Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	12/25 at 103.00	N/R	2,176,340
865	Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.500%, 12/15/50	12/25 at 103.00	N/R	895,327
3,500	Orchard Park Place North Metropolitan District, Westminster, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.250%, 12/01/48	6/24 at 103.00	N/R	3,789,625
611	Orchard Park Place North Metropolitan District, Westminster, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	6/24 at 103.00	N/R	647,165
915	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	950,200
940	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	971,998

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
$10,575	5.000%, 12/01/39	12/24 at 103.00	N/R	11,667,080
31,090	5.000%, 12/01/49	12/24 at 103.00	N/R	34,009,662
3,026	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 5.000%, 12/01/46	12/21 at 103.00	N/R	3,139,324
3,712	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019, 7.250%, 12/15/49	12/24 at 103.00	N/R	3,889,916
1,745	Palisade Park North Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	1,887,654
800	Palisade Park North Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2018B, 7.875%, 12/15/47	12/23 at 103.00	N/R	844,768
	Palisade Park North Metropolitan District No 1, City and County of Broomfield, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax, Series 2016A:
2,075	5.875%, 12/01/46	12/21 at 103.00	N/R	2,156,485
530	8.000%, 12/15/46	12/21 at 103.00	N/R	548,158
1,385	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	1,495,634
1,042	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	6/24 at 103.00	N/R	1,101,123
	Parkdale Community Authority, Erie, Colorado, Limited Tax Supported Revenue Bonds, District 1, Series 2020A:
1,310	5.000%, 12/01/40	9/25 at 103.00	N/R	1,438,865
3,335	5.250%, 12/01/50	9/25 at 103.00	N/R	3,659,896
1,487	Parker Automotive Metropolitan District (In the Town of Parker, Colorado), General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/45	12/26 at 100.00	N/R	1,636,116
3,786	Parker Automotive Metropolitan District, In the Town of Parker, Colorado, Subordinate Limited Tax General Obligation Refunding Bonds, Series 2018B, 8.000%, 12/15/32	12/23 at 103.00	N/R	4,008,768
4,180	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 5.625%, 12/01/44 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R (7)	4,393,723
1,825	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51, 144A	3/26 at 103.00	N/R	2,015,950
1,652	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2021B, 7.625%, 12/15/51, 144A	3/26 at 103.00	N/R	1,684,561
1,000	Penrith Park Metropolitan District, Adams County, Colorado, General Obligation Limited Tax Bonds, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	1,083,700
1,200	Pinon Pines Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/50	9/25 at 103.00	N/R	1,314,204
1,450	Pomponio Terrace Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	1,564,652
3,110	Powers Metropolitan District In the City of Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2018, 5.375%, 12/01/48	12/23 at 103.00	N/R	3,330,406

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,015	Powhaton Road Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.625%, 12/01/48	12/23 at 103.00	N/R	3,263,526
1,410	Powhaton Road Metropolitan District 2, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	12/23 at 103.00	N/R	1,492,062
	Prairie Center Metopolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A:
12,990	5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	14,264,319
2,100	5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	2,306,010
725	Prairie Center Metropolitan District 7, Brighton, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 4.875%, 12/15/44	12/25 at 103.00	N/R	788,902
2,845	Prairiestar Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax series 2016, 5.750%, 12/01/46	12/21 at 103.00	N/R	2,958,544
400	Pueblo Urban Renewal Authority, Colorado, Tax Increment Capital Appreciation Revenue Bonds, EVRAZ Project, Series 2021A and Tax Increment Revenue Capital Appreciation Bonds, Series 2021B, 0.000%, 12/01/25, 144A	No Opt. Call	N/R	347,696
2,580	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A	12/30 at 100.00	N/R	2,968,058
6,750	Raindance Metropolitan District 1, Acting by and through its Water Activity Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.250%, 12/01/50	12/25 at 103.00	N/R	7,427,227
16,450	Raindance Metropolitan District No 3, Town of Windsor, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	17,848,085
2,840	Raindance Metropolitan District No 3, Town of Windsor, Colorado, Limited Tax General Obligation Bonds, Series 2018B, 8.125%, 12/15/47	12/23 at 103.00	N/R	2,988,305
3,475	Range View Estates Metropolitan District, Mead, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	3,774,649
515	Range View Estates Metropolitan District, Mead, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 7.750%, 12/15/49	3/25 at 103.00	N/R	543,031
900	Reata Ridge Village Metropolitan District 2, Parker, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	978,345
	Reata South Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2018:
4,915	5.375%, 12/01/37	12/23 at 103.00	N/R	5,325,304
10,340	5.500%, 12/01/47	12/23 at 103.00	N/R	11,162,547
	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
575	4.750%, 12/01/35	12/24 at 100.00	N/R	611,984
3,195	5.000%, 12/01/44	12/24 at 100.00	N/R	3,394,368
3,220	Regency Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2019, 5.000%, 12/01/46	6/24 at 103.00	N/R	3,486,423
10,000	Regional Transportation District, Colorado, Certificates of Participation, Series 2014A, 5.000%, 6/01/44 – AGM Insured (UB) (5)	6/23 at 100.00	A1	10,749,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Regional Transportation District, Colorado, Certificates of Participation, Tender Option Bond Trust Series 2015-XF1031:
$2,660	18.086%, 6/01/39, 144A (IF) (5)	6/23 at 100.00	A1	3,465,661
2,745	18.078%, 6/01/44, 144A (IF) (5)	6/23 at 100.00	A1	3,545,607
3,190	18.079%, 6/01/44, 144A (IF) (5)	6/23 at 100.00	A1	4,120,459
3,750	18.086%, 6/01/44, 144A (IF) (5)	6/23 at 100.00	A1	4,844,250
2,295	Remuda Ranch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	12/25 at 103.00	N/R	2,546,784
5,835	Rendezvous Metropolitan District 4, Timnath Town, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48	12/23 at 103.00	N/R	6,314,170
5,536	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/45	12/26 at 100.00	N/R	6,076,590
1,325	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation Bonds, Series 2016B, 5.125%, 12/01/45	12/26 at 100.00	N/R	1,459,819
1,000	Reunion Metropolitan District, Acting By and Through its Water Activity Enterprise, Adams County, Colorado, Special Revenue Bonds, Series 2021, 3.625%, 12/01/44	6/26 at 103.00	N/R	999,960
3,300	Rex Ranch Metropolitan District, Boulder County, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.750%, 12/01/47	12/23 at 103.00	N/R	3,579,906
430	Richards Farm Metropolitan District, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 6.500%, 12/15/49	12/24 at 103.00	N/R	462,353
1,000	Ridgeline Vista Metropolitan District, Brighton, Colorado, General Obligation Limited Tax Bonds, Series 2021A, 5.250%, 12/01/60	3/26 at 103.00	N/R	1,115,010
1,695	Ritoro Metropolitan District In the Town of Elizabeth, Elbert County, Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	1,831,007
1,054	River Park Metropolitan District, New Castle, Garfield County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2009, 6.990%, 6/15/39	7/21 at 100.00	N/R	1,055,834
2,935	Riverdale Ranch Metropolitan District, Thornton City, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	3,168,714
628	Riverdale Ranch Metropolitan District, Thornton City, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	9/24 at 103.00	N/R	661,805
1,055	Sabell Metropolitan District, Arvada, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%, 12/01/50, 144A	3/25 at 103.00	N/R	1,155,900
2,335	Salisbury Heights Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017A, 5.500%, 12/01/47	12/22 at 103.00	N/R	2,476,781
509	Salisbury Heights Metropolitan District, Douglas County, Colorado, Limited tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	533,559
	Serenity Ridge Metropolitan District No 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding and Improvement Bonds Series 2018A:
550	5.125%, 12/01/37	12/23 at 103.00	N/R	594,347
1,000	5.125%, 12/01/43	12/23 at 103.00	N/R	1,075,170

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$635	Serenity Ridge Metropolitan District No 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Subordinate Limited Tax, Refunding and Improvement Bonds Series 2018B, 7.250%, 12/15/35	12/23 at 103.00	N/R	671,767
	Settler's Crossing Metropolitan District 1, Lakewood, Colorado, Limited Tax General Obligation Bonds, Series 2020A:
1,280	5.000%, 12/01/40, 144A	9/25 at 103.00	N/R	1,409,856
3,125	5.125%, 12/01/50, 144A	9/25 at 103.00	N/R	3,437,281
2,900	Severance Shores Metropolitan District 4, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	3,183,620
804	Severance Shores Metropolitan District 4, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 8.250%, 12/15/49	3/25 at 103.00	N/R	850,190
1,225	Sheridan Station West Metropolitan District, Lakewood, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2017, 6.000%, 12/01/47	12/22 at 103.00	N/R	1,287,291
1,710	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	1,777,118
1,500	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Subordinate Series 2016B, 7.625%, 12/15/46	12/21 at 103.00	N/R	1,551,780
1,025	Silver Leaf Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50	6/26 at 103.00	N/R	1,045,080
1,900	Silver Peaks Metropolitan District No 2, In the Town of Lochbuie, Weld County, Colorado, Limited Tax General Obligation Subordinate Bonds, Series 2018B, 7.250%, 12/15/47	12/23 at 103.00	N/R	2,002,885
2,000	Sky Ranch Community Authority Board, Arapahoe County, Colorado, Limited Tax Supported District 1 Revenue Bonds, Senior Series 2019A, 5.000%, 12/01/49	12/24 at 102.00	N/R	2,221,680
1,820	South Aurora Regional Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2018, 6.250%, 12/01/57	12/23 at 103.00	N/R	1,954,152
7,500	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	8,116,350
1,950	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 8.000%, 12/15/47	12/23 at 103.00	N/R	2,041,786
1,000	South Timnath Metropolitan District No 1, In the Town of Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.500%, 12/01/48	6/24 at 103.00	N/R	1,089,990
2,208	South Timnath Metropolitan District No 1, In the Town of Timnath, Larimer County, Colorado, Subordinate Limited Tax General Obligation Bonds, Series 2019B, 8.000%, 12/15/48	6/24 at 103.00	N/R	2,330,191
	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
810	5.000%, 12/01/36	12/21 at 103.00	N/R	840,991
1,220	5.000%, 12/01/46	12/21 at 103.00	N/R	1,265,530
6,170	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.375%, 12/01/47	12/22 at 103.00	N/R	6,527,613
1,105	Southwest Timnath Metropolitan District 4, Timnath, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/22 at 103.00	N/R	1,154,405

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,355	Spring Valley Metropolitan District 3, Elbert County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A, 5.000%, 12/01/49	3/25 at 103.00	N/R	1,478,278
	Spring Valley Metropolitan District 4, Elbert County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2020A:
1,910	5.000%, 12/01/40	9/25 at 103.00	N/R	2,102,261
2,270	5.125%, 12/01/50	9/25 at 103.00	N/R	2,489,259
	St Vrain Lakes Metropolitan District No 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017A:
1,500	5.000%, 12/01/37	12/22 at 103.00	N/R	1,602,405
9,100	5.125%, 12/01/47	12/22 at 103.00	N/R	9,714,250
1,084	St Vrain Lakes Metropolitan District No 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017B, 7.625%, 12/15/47	12/22 at 103.00	N/R	1,147,132
	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & improvement Series 2019A:
250	4.000%, 12/01/29	12/24 at 103.00	N/R	272,378
2,520	5.000%, 12/01/49	12/24 at 103.00	N/R	2,749,748
3,000	STC Metropolitan District 2, Superior, Boulder County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Subordinate Series 2019B, 8.000%, 12/15/49	12/24 at 103.00	N/R	3,133,350
	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2017A:
1,715	5.000%, 12/01/30	12/22 at 102.00	N/R	1,832,975
9,000	5.000%, 12/01/38	12/22 at 102.00	N/R	9,579,510
4,500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Subordinate Series 2017B, 7.500%, 12/15/47	12/22 at 102.00	N/R	4,715,685
5,000	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50	12/25 at 103.00	N/R	5,538,900
6,680	Sterling Ranch Metropolitan District 2, El Paso County, Colorado, General Obligation Bonds, Limited Tax Convertible Capital Appreciation Series 2015A, 8.000%, 12/01/45	12/22 at 102.00	N/R	6,846,599
2,275	Stone Creek Metropolitan District, In Douglas County Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	2,462,551
595	Stone Creek Metropolitan District, In Douglas County, Colorado, Subordinate General Obligation Limited Tax Bonds, Series 2018B, 7.875%, 12/15/47	12/23 at 103.00	N/R	629,599
7,500	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 0.000%, 12/01/31 (4)	7/21 at 100.00	N/R	1,200,000
2,664	Table Mountain Metropolitan District, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.250%, 12/01/45	12/21 at 103.00	N/R	2,766,457
6,275	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Refunding and Improvement Bonds,Subordinate Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47	12/22 at 103.00	N/R	6,670,262
1,360	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Refunding and Improvement Bonds,Subordinate Limited Tax General Obligation Bonds, Series 2018B, 8.000%, 12/15/47	12/22 at 103.00	N/R	1,417,174

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,935	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2013, 5.125%, 11/01/38 (Pre-refunded 12/01/23)	12/23 at 100.00	N/R (7)	2,144,986
1,389	Tallyn's Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2016A, 6.750%, 11/01/38 (Pre-refunded 12/15/21)	12/21 at 103.00	N/R (7)	1,471,604
	Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Refunding & Improvement Series 2019A:
1,755	5.250%, 12/01/39	12/25 at 103.00	N/R	1,961,283
5,540	5.250%, 12/01/51	12/25 at 103.00	N/R	6,125,356
1,075	The Village at Dry Creek Metropolitan District No 2, In the City of Thornton, Adams County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2019, 4.375%, 12/01/44	9/24 at 103.00	N/R	1,142,521
1,000	Three Springs Metropolitan District 1, Durango, La Plata County, Colorado, Limited Tax General Obligation Bonds, Refunding Subordinate Series 2020B, 7.125%, 12/15/50	12/25 at 103.00	N/R	1,024,610
1,730	Timberleaf Metropolitan District, Adams County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2020A, 5.750%, 12/01/50	6/25 at 103.00	N/R	1,922,549
	Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A:
1,500	5.250%, 12/01/37	12/23 at 103.00	N/R	1,620,960
2,850	5.375%, 12/01/47	12/23 at 103.00	N/R	3,068,509
953	Timnath Ranch Metropolitan District 4, Larimer County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%, 12/15/47	12/23 at 103.00	N/R	1,008,236
	Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2019A:
1,020	5.000%, 12/01/39	9/24 at 103.00	N/R	1,109,270
3,380	5.000%, 12/01/49	9/24 at 103.00	N/R	3,648,947
3,400	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Convertible Capital Appreciation Series 2021A-2, 5.500%, 12/01/51 (6)	3/26 at 103.00	N/R	3,036,132
	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1:
700	5.000%, 12/01/41	3/26 at 103.00	N/R	792,925
11,525	5.000%, 12/01/51	3/26 at 103.00	N/R	12,909,959
1,605	Two Bridges Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.625%, 8/01/48	12/23 at 103.00	N/R	1,735,727
9,500	Valagua Metropolitan District, Eagle County, Colorado, General Obligation Limited Tax Bonds, Series 2008, 0.775%, 12/01/37 (4)	8/21 at 100.00	N/R	1,814,500
970	VDW Metropolitan District 2, Larimer County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	1,006,491

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019:
$5,870	5.375%, 12/01/39	12/23 at 103.00	N/R	6,402,057
38,055	5.500%, 12/01/48	12/23 at 103.00	N/R	41,409,548
5,000	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 6.000%, 12/01/50	12/23 at 81.31	N/R	3,675,100
8,000	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50	12/23 at 103.00	N/R	8,545,440
2,000	Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021, 5.000%, 12/01/51	3/26 at 103.00	N/R	2,202,780
1,400	Village at Southgate Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/48, 144A	12/23 at 103.00	N/R	1,512,490
764	Village at Southgate Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.750%, 12/15/40, 144A	12/23 at 103.00	N/R	805,264
3,825	Village East Community Metropolitan District, Frederick, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.250%, 12/01/50	9/25 at 103.00	N/R	4,212,893
586	Village East Community Metropolitan District, Frederick, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2020B, 8.125%, 12/15/50	9/25 at 103.00	N/R	616,460
1,675	Village East Metropolitan District 3, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 5.000%, 12/01/46	12/22 at 103.00	N/R	1,767,477
245	Village East Metropolitan District 3, Weld County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2017B, 7.750%, 12/15/46	12/22 at 103.00	N/R	255,954
1,750	Village Metropolitan District In the Town of Avon, Eagle County, Colorado, Special Revenue and Limited Property Tax Bonds, Refunding & Improvement Series 2020, 5.000%, 12/01/49	12/25 at 103.00	N/R	1,976,398
1,020	Villages of Johnstown Metropolitan District No 3, Town of Johnstown, Colorado, Limited Tax General Obligation Bonds, Series 2020A and Subordinate Limited Tax General Obligation Bonds, Series 2020B, 5.000%, 12/01/50	12/25 at 103.00	N/R	1,109,933
1,750	Villas Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.125%, 12/01/48	12/23 at 103.00	N/R	1,877,120
690	Villas Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Bonds, Subordinae Lien Series 2018B, 7.750%, 12/15/48	12/23 at 103.00	N/R	726,308
4,145	Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	4,488,869
600	Ward TOD Metropolitan District 1, Wheat Ridge, Jefferson County, Colorado, Limited Tax General Obligation Bonds, Subordinate Limited Tax Series 2019B, 7.750%, 12/15/49	12/24 at 103.00	N/R	635,538
1,675	Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016A, 6.500%, 12/01/46	12/21 at 103.00	N/R	1,737,494
2,196	Waterfall Metropolitan District 1, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2018, 5.750%, 12/01/46	12/21 at 103.00	N/R	2,281,951
1,300	Westcreek Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.375%, 12/01/48	6/24 at 103.00	N/R	1,411,358

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,000	Westerly Metropolitan District 4, Weld County, Colorado, General Obligation Limited Tax Bonds, Convertible Capital Appreciation Bonds, Series 2021A-2, 5.750%, 12/01/50	3/26 at 99.11	N/R	843,530
	Westerly Metropolitan District 4, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-1:
750	5.000%, 12/01/40	3/26 at 103.00	N/R	835,185
1,000	5.000%, 12/01/50	3/26 at 103.00	N/R	1,101,860
1,500	Westown Metropolitan District, In the City of Arvada, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2017A, 5.000%, 12/01/47 (Pre-refunded 12/01/22)	12/22 at 103.00	N/R (7)	1,596,255
849	Westown Metropolitan District, In the City of Arvada, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2017B, 7.375%, 12/15/47 (Pre-refunded 12/15/22)	12/22 at 103.00	N/R (7)	955,235
1,965	Westview Metropolitan District, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	2,120,824
313	Westview Metropolitan District, Weld County, Colorado, General Obligation Limited Tax Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	6/24 at 103.00	N/R	330,847
	Whispering Pines Metropolitan District No1, In the City of Aurora, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2017A:
1,000	5.000%, 12/01/37	12/22 at 103.00	N/R	1,059,280
2,544	5.000%, 12/01/47	12/22 at 103.00	N/R	2,683,716
1,948	Whispering Pines Metropolitan District No1, In the City of Aurora, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Refunding and Improvement Bonds, Series 2017B, 7.375%, 12/15/47	12/22 at 103.00	N/R	2,032,738
2,780	White Buffalo Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation bonds, Convertible to Unlimited Tax Bonds, Series 2020, 5.500%, 12/01/50	6/25 at 103.00	N/R	3,069,593
595	Wild Plum Metropolitan District, Columbine Valley, Arapahoe County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	650,781
6,500	Wildwing Metropolitan District 5, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 5.375%, 12/01/48	12/23 at 103.00	N/R	7,012,655
1,707	Wildwing Metropolitan District 5, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2018B, 7.625%, 12/15/48	12/23 at 103.00	N/R	1,804,026
1,460	Willow Bend Metropolitan District, City of Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	1,581,268
756	Willow Bend Metropolitan District, City of Thornton, Adams County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.625%, 12/15/49	9/24 at 103.00	N/R	797,777
3,700	Willow Springs Ranch Metropolitan District, Monument, El Paso County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	4,007,396
650	Willow Springs Ranch Metropolitan District, Monument, El Paso County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/49	12/24 at 103.00	N/R	680,856
3,265	Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2017A, 6.500%, 12/01/47	12/27 at 103.00	N/R	3,750,277

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,635	Windshire Park Metropolitan District 2, Windsor, Weld County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2017B, 7.750%, 12/15/47	12/27 at 103.00	N/R	1,770,770
	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019:
3,300	5.000%, 12/01/39	9/24 at 103.00	N/R	3,588,057
9,315	5.000%, 12/01/49	9/24 at 103.00	N/R	10,047,252
1,500	Woodmen Heights Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Subordinate Series 2020B-2, 7.500%, 12/15/40	12/25 at 103.00	N/R	1,573,935
2,200	Yarrow Gardens Metropolitan District, In the City of Wheat Ridge, Jefferson County, Colorado, General Obligation Limited Tax Convertible to Unlimited Tax Bonds, Series 2018A, 5.875%, 12/01/48	12/23 at 103.00	N/R	2,381,896
292	Yarrow Gardens Metropolitan District, In the City of Wheat Ridge, Jefferson County, Colorado, General Obligation Subordinate General Obligation Limited Tax Bonds, Series 2018B, 8.125%, 12/15/48, 144A	12/23 at 103.00	N/R	306,965
1,245	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2017A, 6.250%, 12/01/47 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R (7)	1,312,579
473	York Street Metropolitan District, Thornton, Adams County, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2017B, 8.250%, 12/15/47 (Pre-refunded 12/15/21)	12/21 at 103.00	N/R (7)	503,835
1,902,525	Total Colorado			1,936,768,804
	Connecticut – 0.3%
7,050	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc, Series 2004, 7.950%, 4/01/26 (AMT)	7/21 at 100.00	Caa2	7,058,108
10,450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2020T, 4.000%, 7/01/55	7/30 at 100.00	A-	12,091,068
6,745	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College, Series 2021S, 4.000%, 6/01/51 (WI/DD, Settling 7/27/21)	12/31 at 100.00	A2	8,043,412
5,335	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016CT, 5.000%, 12/01/45 (UB) (5)	6/26 at 100.00	AA-	6,393,571
3,380	Connecticut State, General Obligation Bonds, Series 2020C, 3.000%, 6/01/40 (UB) (5)	6/30 at 100.00	A	3,680,854
3,500	Great Pond Improvement District, Connecticut, Special Obligaiton Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%, 10/01/48, 144A	10/26 at 102.00	N/R	3,706,430
174,568	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (4)	No Opt. Call	N/R	26,185,261
4,438	Mohegan Tribe of Indians of Connecticut, Gaming Authority Priority Distribution Payment Public Improvement Bonds, Series 2015A, 6.750%, 2/01/45, 144A	2/23 at 100.00	B	4,715,513
215,466	Total Connecticut			71,874,217
	Delaware – 0.1%
1,100	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc Project, Series 2016A, 5.000%, 6/01/51	6/26 at 100.00	BB	1,215,665

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Delaware (continued)
	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc Project, Series 2015A:
$4,890	6.750%, 9/01/35, 144A	3/25 at 100.00	N/R	5,548,781
7,500	7.000%, 9/01/45, 144A	3/25 at 100.00	N/R	8,469,150
	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A:
1,100	5.000%, 7/01/40	1/28 at 100.00	BB-	1,261,843
1,450	5.000%, 7/01/48	1/28 at 100.00	BB-	1,644,749
6,132	Millsboro, Delaware, Special Obligation Bonds, Plantation Lakes Special Development District, Series 2018, 5.250%, 7/01/48, 144A	7/28 at 100.00	N/R	6,857,416
1,335	Wilmington, Delaware, Multifamily Rental Housing Revenue Bonds, Lincoln Towers Associates, LLC Project, Series 2011A and Series 2011B, 8.250%, 7/15/48	8/21 at 100.00	N/R	1,338,992
23,507	Total Delaware			26,336,596
	District of Columbia – 2.0%
2,770	District of Columbia Revenue Bonds, Rocketship Education DC Public Charter School Inc, Obligated Group -Issue 2, Series 2021A, 5.000%, 6/01/61, 144A	6/29 at 100.00	N/R	3,249,155
2,630	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/35	10/22 at 100.00	BB-	2,734,911
314,990	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	8/21 at 21.64	N/R	67,829,946
	District of Columbia, Hospital Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2015:
5,000	5.000%, 7/15/40 (UB) (5)	1/26 at 100.00	A1	5,887,900
10,000	5.000%, 7/15/44 (UB) (5)	1/26 at 100.00	A1	11,736,900
	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A:
580	5.000%, 7/01/32	7/24 at 103.00	N/R	632,090
800	5.000%, 7/01/37	7/24 at 103.00	N/R	867,480
3,100	5.000%, 7/01/52	7/24 at 103.00	N/R	3,327,943
20,000	District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc, Series 2019A, 5.250%, 5/15/55, 144A	5/30 at 100.00	N/R	20,497,400
565	District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc, Taxable Series 2019B, 7.000%, 5/15/24, 144A	No Opt. Call	N/R	567,797
83,520	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital Appreciation, Second Senior Lien Series 2010A, 0.000%, 10/01/37 (UB) (5)	No Opt. Call	Baa1	49,965,840
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B:
119,520	4.000%, 10/01/49 (UB) (5)	10/29 at 100.00	Baa2	137,269,915
40,300	3.000%, 10/01/50 – AGM Insured (UB) (5)	10/29 at 100.00	A2	42,631,758
15,200	4.000%, 10/01/53 – AGM Insured (UB) (5)	10/29 at 100.00	A2	17,528,640
53,165	4.000%, 10/01/53 (UB) (5)	10/29 at 100.00	Baa2	60,787,798

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B:
$2,450	0.000%, 10/01/27 – AGC Insured	No Opt. Call	A3	2,287,099
4,810	0.000%, 10/01/32 – AGC Insured	No Opt. Call	A3	3,954,060
9,400	0.000%, 10/01/38 – AGC Insured	No Opt. Call	Baa1	6,264,724
4,600	0.000%, 10/01/39 – AGC Insured	No Opt. Call	Baa1	2,972,428
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 6.500%, 10/01/44	10/28 at 100.00	Baa1	9,407,930
5,000	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/48 (AMT) (UB) (5)	10/28 at 100.00	A+	6,252,500
6,500	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A, 4.000%, 10/01/51 (AMT) (UB) (WI/DD, Settling 7/08/21) (5)	10/31 at 100.00	A+	7,712,185
711,900	Total District of Columbia			464,366,399
	Florida – 13.0%
1,495	AH at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 6.250%, 11/01/46	11/39 at 100.00	N/R	1,939,777
	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue Bonds, Oak Hammock Project, Series 2012A:
2,500	8.000%, 10/01/42	10/22 at 102.00	N/R	2,700,850
2,500	8.000%, 10/01/46	10/22 at 102.00	N/R	2,697,625
	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A:
10,380	8.000%, 11/15/31	11/21 at 100.00	N/R	10,413,112
12,700	8.125%, 11/15/41	11/21 at 100.00	N/R	12,723,495
7,500	8.125%, 11/15/46	11/21 at 100.00	N/R	7,513,050
2,600	Amelia National Community Development District, Nassau County, Florida, Special Assessment Bonds, Series 2006A, 5.375%, 5/01/37	8/21 at 100.00	N/R	2,628,236
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-B Series 2018A:
2,530	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	2,907,349
4,220	5.375%, 11/01/49, 144A	11/29 at 100.00	N/R	4,871,104
1,600	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 5.000%, 5/01/36	5/28 at 100.00	N/R	1,789,328
	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A:
415	5.000%, 11/01/34, 144A	11/27 at 100.00	N/R	467,190
1,000	5.125%, 11/01/48, 144A	11/27 at 100.00	N/R	1,115,090
745	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017, 5.750%, 5/01/48	5/31 at 100.00	N/R	897,129
2,000	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1, 6.000%, 5/01/48	5/31 at 100.00	N/R	2,447,220

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,000	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2021, 4.000%, 5/01/51	5/32 at 100.00	N/R	1,064,840
1,000	Avalon Park West Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, 2020 Project Area, Refunding Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,057,880
3,000	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Ave Maria National Project, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	3,141,540
3,180	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 2 Project, Series 2016, 5.250%, 5/01/47	5/26 at 100.00	N/R	3,603,258
	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018:
1,145	5.300%, 5/01/39	5/29 at 100.00	N/R	1,320,002
1,940	5.375%, 5/01/49	5/29 at 100.00	N/R	2,223,550
	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 4 Project, Series 2020:
910	4.300%, 5/01/42, 144A	5/30 at 100.00	N/R	987,168
1,655	4.450%, 5/01/52, 144A	5/30 at 100.00	N/R	1,790,462
21,765	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	22,514,369
3,485	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/43	11/24 at 100.00	N/R	3,864,342
1,675	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2018 Project Series 2018, 5.000%, 11/01/48, 144A	11/28 at 100.00	N/R	1,883,320
1,000	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2021 Project Series 2021, 4.000%, 5/01/52, 144A	5/31 at 100.00	N/R	1,054,880
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 2B, Series 2018:
570	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	660,641
935	5.000%, 11/01/49, 144A	11/29 at 100.00	N/R	1,065,189
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 3A, Series 2018:
3,340	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	3,870,225
5,470	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	6,281,748
1,460	5.125%, 11/01/51, 144A	11/29 at 100.00	N/R	1,674,489
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 4, Series 2018:
480	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	556,200
820	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	941,688
2,585	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015, 5.250%, 11/01/46	11/25 at 100.00	N/R	2,844,818
1,990	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.500%, 11/01/44	11/25 at 100.00	N/R	2,164,603

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$4,390	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 11/01/48	11/28 at 100.00	N/R	4,981,552
2,000	Banyan Cay Community Development District, West Palm Beach, Florida, Special Assessment Bonds, 2020-1, 4.000%, 11/01/51	11/30 at 100.00	N/R	2,082,160
920	Bartram Park Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2015A-2, 5.000%, 5/01/35	5/25 at 100.00	N/R	994,787
3,205	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-1, 5.875%, 5/01/37	5/22 at 100.00	N/R	3,282,817
3,985	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-3, 5.875%, 5/01/37	5/22 at 100.00	N/R	4,081,756
2,900	Bartram Park Community Development District, Florida, Special Assessment Bonds, Series 2012-5, 5.800%, 5/01/37	5/22 at 100.00	N/R	2,966,236
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2013A:
2,495	5.000%, 9/01/43	9/23 at 100.00	BBB	2,630,354
1,035	5.000%, 9/01/45	9/23 at 100.00	BBB	1,089,886
4,050	5.000%, 9/01/48	9/23 at 100.00	BBB	4,264,609
	Beach Road Golf Estates Community Development District, Bonita Springs, Florida, Special Assessment Bonds Series 2015:
80	5.000%, 11/01/36	11/25 at 100.00	N/R	86,584
8,380	5.000%, 11/01/46	11/25 at 100.00	N/R	8,995,595
115	Beacon Lakes Community Development District, Florida, Special Assessment Bonds, Subordinate Lien Series 2007B, 6.200%, 5/01/38	8/21 at 100.00	N/R	115,244
	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1:
1,780	5.500%, 11/01/39, 144A	11/29 at 100.00	N/R	2,061,543
2,060	5.625%, 11/01/49, 144A	11/29 at 100.00	N/R	2,386,922
1,735	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-2, 5.625%, 11/01/32, 144A	No Opt. Call	N/R	2,034,322
3,840	Beaumont Communit Development District 2, City of Wildwood, Florida, Special Assessment Bonds, Series 2019, 6.375%, 11/01/49, 144A	11/29 at 100.00	N/R	4,291,469
2,985	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	BBB	3,849,456
1,000	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.500%, 11/01/43	11/33 at 100.00	N/R	1,297,510
	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A:
725	5.375%, 11/01/36	11/27 at 100.00	N/R	822,368
1,050	5.500%, 11/01/46	11/27 at 100.00	N/R	1,184,789
2,000	Berry Bay Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	2,102,900
3,200	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.875%, 5/01/47	5/26 at 100.00	N/R	3,464,800

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,365	Boggy Branch Community Development District, Jacksonville, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,438,737
29,200	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	30,918,128
	Boyette Park Community Development District, Florida, Special Assessment Bonds, Series 2018:
1,795	5.000%, 5/01/38, 144A	5/28 at 100.00	N/R	1,982,147
2,990	5.125%, 5/01/48, 144A	5/28 at 100.00	N/R	3,298,987
2,170	Boynton Village Community Development District, Florida, Special Assessment Bonds, Series 2007-A1, 5.750%, 5/01/37	7/21 at 100.00	N/R	2,172,344
7,500	Broward County, Florida, Airport System Revenue Bonds, Series 2019A, 4.000%, 10/01/49 (AMT) (UB) (5)	10/29 at 100.00	A	8,601,600
30,000	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B, 4.000%, 9/01/49 (AMT) (UB) (5)	9/29 at 100.00	A	34,511,400
	Bullfrog Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017:
1,315	5.125%, 11/01/38	11/27 at 100.00	N/R	1,457,375
1,910	5.250%, 11/01/47	11/27 at 100.00	N/R	2,113,071
6,830	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015, 5.875%, 7/01/40, 144A	7/25 at 100.00	N/R	7,356,183
2,000	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, South Tech Schools Project, Series 2020A, 5.000%, 6/15/55, 144A	6/27 at 100.00	N/R	2,152,120
445	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, AcadeMir Charter Schools, Series 2021A, 4.000%, 7/01/56, 144A (WI/DD, Settling 7/08/21)	7/31 at 100.00	Ba2	474,815
12,840	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, LLT Academy South Bay Project, Series 2020A, 6.000%, 6/15/55, 144A	6/25 at 105.00	N/R	14,013,961
370	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, LLT Academy South Bay Project, Taxable Series 2020B, 7.000%, 6/15/25, 144A	No Opt. Call	N/R	375,347
3,625	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pepin Academies Inc, Series 2020A, 5.750%, 7/01/55	7/26 at 104.00	N/R	3,981,519
	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pineapple Cove Classical Academy, Series 2019A:
750	5.125%, 7/01/39, 144A	1/29 at 100.00	N/R	855,750
10,455	5.250%, 7/01/49, 144A	1/29 at 100.00	N/R	11,821,468
1,000	5.375%, 7/01/54, 144A	1/29 at 100.00	N/R	1,135,400
	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation, Inc Projects, Series 2018A:
1,000	5.375%, 6/15/38, 144A	6/28 at 100.00	N/R	1,142,630
1,970	5.375%, 6/15/48, 144A	6/28 at 100.00	N/R	2,218,161
2,290	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, Coral Gardens Apartments Project, Series 2018A, 4.850%, 1/01/54	1/23 at 105.00	CCC	1,747,728

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018:
$730	6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	815,023
4,030	6.200%, 8/15/48, 144A	8/28 at 100.00	N/R	4,448,314
3,955	6.375%, 8/15/53, 144A	8/28 at 100.00	N/R	4,394,559
25,400	Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund, LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%, 7/01/56, 144A	7/31 at 100.00	N/R	30,097,222
2,910	Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund, LLC, Charter School Portfolio Projects, Taxable Series 2021A-2, 4.000%, 7/01/24, 144A	No Opt. Call	N/R	2,925,161
	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A:
3,490	5.375%, 7/01/37, 144A	7/27 at 100.00	Ba1	4,051,890
4,820	5.500%, 7/01/47, 144A	7/27 at 100.00	Ba1	5,542,470
58,630	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A (4), (8)	6/28 at 100.00	N/R	32,100,549
10,470	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 5.250%, 6/15/47, 144A	6/27 at 100.00	N/R	11,741,163
	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A:
1,000	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	1,103,990
5,425	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	5,925,510
1,235	Capital Trust Agency, Florida, Revenue Bonds, St Johns Classical Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A	6/30 at 100.00	N/R	1,277,756
5,750	Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm Coast Project, Series 2017A, 7.000%, 10/01/49, 144A	4/24 at 103.00	N/R	2,932,845
	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A:
1,090	5.000%, 10/15/47, 144A	10/27 at 100.00	Ba2	1,221,955
895	5.000%, 10/15/52, 144A	10/27 at 100.00	Ba2	1,000,619
1,345	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2019A, 5.000%, 10/15/54, 144A	10/27 at 100.00	Ba2	1,502,083
2,750	Capital Trust Agency, Florida, Revenue Bonds, Wonderful Foundations Charter School Portfolio Projects, Series 2020A-1, 5.000%, 1/01/55, 144A	7/30 at 100.00	N/R	3,161,867
1,250	Capital Trust Agency, Florida, Revenue Bonds, Wonderful Foundations Charter School WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%, 1/01/56, 144A	1/31 at 100.00	N/R	1,439,650
	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc Project, Series 2017:
1,860	5.375%, 8/01/32, 144A	8/24 at 103.00	N/R	1,769,660
2,735	5.625%, 8/01/37, 144A	8/24 at 103.00	N/R	2,586,845
11,680	5.875%, 8/01/52, 144A	8/24 at 103.00	N/R	10,681,010

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Carlton Lakes Community Developement District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015:
$775	5.625%, 11/01/36	11/26 at 100.00	N/R	880,214
1,855	5.750%, 11/01/47	11/26 at 100.00	N/R	2,103,496
	Carlton Lakes Community Developement District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
625	5.125%, 5/01/38	5/28 at 100.00	N/R	711,131
1,235	5.250%, 5/01/49	5/28 at 100.00	N/R	1,403,862
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
3,770	5.000%, 5/01/34	5/24 at 100.00	N/R	3,984,551
9,320	5.125%, 5/01/45	5/24 at 100.00	N/R	9,783,297
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017:
1,595	5.000%, 5/01/32, 144A	5/27 at 100.00	N/R	1,778,856
3,800	5.000%, 5/01/48, 144A	5/27 at 100.00	N/R	4,114,754
1,175	Chaparral of Palm Bay Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area One Project, Series 2020A-2, 4.000%, 5/01/31	No Opt. Call	N/R	1,267,073
1,500	Chapel Creek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021 Project, Series 2021, 4.000%, 5/01/52, 144A	5/31 at 100.00	N/R	1,573,335
4,000	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2015, 5.500%, 10/01/36, 144A (AMT)	10/25 at 100.00	N/R	4,398,880
1,000	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019, 5.000%, 6/15/49, 144A	6/29 at 100.00	N/R	1,129,400
2,830	Coconut Cay Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.375%, 5/01/36	7/21 at 100.00	N/R	2,836,594
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
500	5.250%, 6/01/28	6/23 at 100.00	BBB-	536,710
2,130	5.625%, 6/01/33	6/23 at 100.00	BBB-	2,288,408
5,000	6.125%, 6/01/43	6/23 at 100.00	BBB-	5,391,150
	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A:
8,000	0.000%, 5/15/35, 144A (4)	5/24 at 100.00	N/R	5,440,000
5,000	0.000%, 5/15/37, 144A (4)	5/24 at 100.00	N/R	3,400,000
1,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2015A, 0.000%, 5/15/49, 144A (4)	5/25 at 100.00	N/R	680,000
	Collier County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Gulf Coast Charter Academy South Project, Series 2017A:
1,360	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	1,498,407
2,205	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	2,386,890

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,000	Copper Creek Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49, 144A	11/31 at 100.00	N/R	1,151,530
	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
2,110	5.000%, 11/01/38, 144A	11/32 at 100.00	N/R	2,459,733
4,285	5.125%, 11/01/50, 144A	11/32 at 100.00	N/R	4,930,535
20,000	County of Miami-Dade FL Water & Sewer System Revenue, 4.000%, 10/01/51 (UB) (WI/DD, Settling 7/08/21)	10/31 at 100.00	A+	23,689,200
	Creek Preserve Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
2,500	4.700%, 11/01/39, 144A	11/29 at 100.00	N/R	2,797,675
4,010	4.750%, 11/01/49, 144A	11/29 at 100.00	N/R	4,441,636
	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1:
760	5.250%, 11/01/37	11/28 at 100.00	N/R	869,166
1,950	5.600%, 11/01/46	11/28 at 100.00	N/R	2,248,233
	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018:
2,335	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	2,704,350
3,420	5.375%, 11/01/50, 144A	11/29 at 100.00	N/R	3,923,356
2,405	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-2, 7.000%, 5/01/30	5/24 at 100.00	N/R	2,600,815
2,240	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014A-3, 6.500%, 5/01/44	5/24 at 100.00	N/R	2,386,451
6,390	Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41, 144A	No Opt. Call	N/R	7,159,036
2,625	Cypress Bluff Community Development District, Florida, Special Assessment Bonds, Series 2019, 5.100%, 5/01/48	5/29 at 100.00	N/R	2,965,987
120	Cypress Creek Community Development District, Hillborough County, Florida, Capital Improvement Bonds, Subordinate Lien, Series 2017A, 6.000%, 5/01/45	5/32 at 100.00	N/R	136,208
605	Cypress Park Estates Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Project, Series 2020, 4.125%, 5/01/51, 144A	5/32 at 100.00	N/R	646,116
1,000	DG Farms Community Development District, Florida,Capital Improvement Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,033,810
	Downden West Community Development District, Florida, Revenue Bonds Series 2018:
1,000	5.400%, 5/01/39, 144A	5/29 at 100.00	N/R	1,168,620
3,205	5.550%, 5/01/49, 144A	5/29 at 100.00	N/R	3,720,460
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area One, Series 2018A:
4,000	5.000%, 5/01/38, 144A	5/28 at 100.00	N/R	4,521,440
8,090	5.100%, 5/01/48, 144A	5/28 at 100.00	N/R	9,062,903

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
$935	5.300%, 5/01/36	5/26 at 100.00	N/R	1,014,774
1,430	5.500%, 5/01/45	5/26 at 100.00	N/R	1,559,744
1,955	5.500%, 5/01/46	5/26 at 100.00	N/R	2,131,458
1,000	DW Bayview Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%, 5/01/51, 144A	5/32 at 100.00	N/R	1,056,730
1,165	Eagle Pointe Community Development District, Manatee County, Florida, Special Assessment Bonds, 2020 Project Assessment Area Series 2020, 4.125%, 5/01/40, 144A	5/30 at 100.00	N/R	1,266,297
1,000	East 547 Community Development District, Florida, Special Assessment Bonds, Area 1 Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,051,450
1,000	East Bonita Beach Road Community Development District, Bonita Springs, Florida, Special Assessment Bonds, Area 2 Series 2021, 4.000%, 5/01/51	5/32 at 100.00	N/R	1,066,280
8,825	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.750%, 5/01/36	5/22 at 100.00	N/R	8,990,645
2,205	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2013, 5.000%, 11/01/33	5/23 at 100.00	N/R	2,311,347
1,000	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019, 5.000%, 11/01/49	11/29 at 100.00	N/R	1,125,990
	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2018:
1,635	5.125%, 5/01/39	5/29 at 100.00	N/R	1,885,662
2,750	5.250%, 5/01/49	5/29 at 100.00	N/R	3,139,675
1,000	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,047,180
1,500	Edgewater East Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,587,435
	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
1,790	5.500%, 11/01/39, 144A	11/29 at 100.00	N/R	2,108,942
6,405	5.750%, 11/01/49, 144A	11/29 at 100.00	N/R	7,550,406
2,110	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2, 5.600%, 11/01/29, 144A	No Opt. Call	N/R	2,453,170
1,000	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2021, 3.500%, 5/01/41	5/31 at 100.00	N/R	1,028,500
4,000	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.375%, 11/01/48	11/27 at 100.00	N/R	4,396,120
	Epperson Ranch II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018A-1:
1,440	5.500%, 11/01/29, 144A	No Opt. Call	N/R	1,646,597
1,000	5.500%, 5/01/39, 144A	5/29 at 100.00	N/R	1,150,250
2,000	5.625%, 5/01/49, 144A	5/29 at 100.00	N/R	2,291,140

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue Bonds, Baptist Health Care Corporation Obligated, Series 2020A:
$45,230	3.000%, 8/15/50 – AGM Insured (UB) (5)	2/30 at 100.00	BBB	47,845,199
7,275	4.000%, 8/15/50 – AGM Insured (UB) (5)	2/30 at 100.00	A2	8,473,047
1,890	ESCROW MCLEOD USA, 8.250%, 5/04/26 (4)	No Opt. Call	N/R	37,800
4,295	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 7.000%, 11/01/45	5/27 at 100.00	N/R	5,212,584
	Evergreen Community Development District, Florida, Special Assessment Bonds, Series 2019:
1,245	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	1,410,485
2,410	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	2,714,865
500	Finley Woods Community Development District, Florida, Capital Improvement Bonds, Series 2020, 4.200%, 5/01/50	5/30 at 100.00	N/R	536,580
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A:
4,065	7.625%, 12/15/31 (Pre-refunded 12/15/21)	12/21 at 100.00	N/R (7)	4,243,453
13,615	7.750%, 6/15/42 (Pre-refunded 12/15/21)	12/21 at 100.00	N/R (7)	14,220,459
1,425	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Charter School, Series 2019A, 6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	1,561,800
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A:
765	6.000%, 6/15/37, 144A	6/26 at 100.00	N/R	834,898
1,510	6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	1,638,018
830	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A, 6.125%, 6/15/46, 144A	6/26 at 100.00	N/R	900,367
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Discovery High School Project, Series 2020A:
3,000	5.000%, 6/01/40, 144A	6/29 at 100.00	N/R	3,374,790
2,500	5.000%, 6/01/55, 144A	6/29 at 100.00	N/R	2,773,600
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A:
6,025	6.250%, 7/01/34	7/24 at 100.00	N/R	6,544,415
9,780	6.500%, 7/01/44	7/24 at 100.00	N/R	10,587,632
3,935	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.750%, 7/01/44, 144A	7/27 at 100.00	N/R	4,296,115
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C:
9,160	5.650%, 7/01/37, 144A	7/27 at 101.00	N/R	10,548,931
12,575	5.750%, 7/01/47, 144A	7/27 at 101.00	N/R	14,320,158

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A:
$6,405	4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	6,984,652
8,210	6.375%, 6/15/46, 144A	6/26 at 100.00	N/R	9,612,268
7,735	5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	8,447,316
1,290	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Global Outreach Charter Academy, Series 2021A, 4.000%, 6/30/56, 144A	6/28 at 100.00	Ba2	1,379,229
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
1,250	5.875%, 6/15/34, 144A	6/24 at 100.00	N/R	1,202,838
6,275	6.000%, 6/15/44, 144A	6/24 at 100.00	N/R	5,811,842
4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies of Pasco County Inc, Series 2020A, 5.000%, 1/01/50, 144A	1/27 at 100.00	N/R	4,285,280
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A:
355	6.000%, 6/15/35, 144A	6/25 at 100.00	N/R	406,376
8,500	6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	9,636,535
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A:
3,500	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	3,621,975
15,070	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	15,538,828
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A:
18,525	8.000%, 12/15/35	6/23 at 100.00	N/R	20,639,073
4,000	8.500%, 6/15/44	6/23 at 100.00	N/R	4,466,040
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2014A:
2,110	6.000%, 6/15/34	6/24 at 100.00	N/R	2,320,177
6,115	6.125%, 6/15/44	6/24 at 100.00	N/R	6,681,799
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C:
555	5.000%, 9/15/40, 144A	9/27 at 100.00	N/R	627,766
1,305	5.000%, 9/15/50, 144A	9/27 at 100.00	N/R	1,457,920
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Social Bonds-Unlocking Children 's Potential Charter Schools Project, Series 2020A:
850	5.000%, 6/01/40	6/28 at 100.00	N/R	938,647
1,950	5.000%, 6/01/50	6/28 at 100.00	N/R	2,126,924
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Southwest Charter Foundation Inc Projects, Series 2017A:
3,225	6.000%, 6/15/37, 144A	6/27 at 100.00	N/R	3,533,181
6,215	6.125%, 6/15/47, 144A	6/27 at 100.00	N/R	6,743,834

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$55,450	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	61,011,080
210,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Series 2019A-1, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	231,060,900
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
130,740	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	8/21 at 104.00	N/R	134,836,084
456,840	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	8/21 at 104.00	N/R	470,316,780
14,500	Florida Development Finance Corporation, Student Housing Revenue Bonds, Midtown Campus Properties LLC Project, Series 2019, 7.000%, 12/01/48, 144A (4)	12/23 at 105.00	N/R	14,210,000
	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1:
1,700	4.750%, 6/01/38, 144A	6/28 at 100.00	N/R	2,028,270
4,200	5.000%, 6/01/48, 144A	6/28 at 100.00	N/R	4,988,844
6,535	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Rollins College Project, Refunding Series 2020A, 3.000%, 12/01/48 (UB) (5)	12/30 at 100.00	A2	6,943,764
3,980	Florida Housing Finance Corporation, Multifamily Mortgage Revenue Bonds, Crossroads Apartments, Series 2010A-2, 7.250%, 8/15/27	8/21 at 100.00	N/R	3,993,612
	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 4 Project, Series 2015:
1,245	5.125%, 11/01/36	11/26 at 100.00	N/R	1,373,310
1,485	5.375%, 11/01/46	11/26 at 100.00	N/R	1,637,836
2,465	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	2,676,029
4,250	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2013, 6.500%, 11/01/44	11/24 at 100.00	N/R	4,710,657
	Forest Brooke Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017:
1,000	5.000%, 12/15/37	12/27 at 100.00	N/R	1,119,220
2,000	5.125%, 12/15/46	12/27 at 100.00	N/R	2,223,520
1,000	Forest Lake Community Development District, Polk County, Florida, Specia Assessment Bonds, Assessment Area One Project, Series 2020, 4.000%, 5/01/51, 144A	5/30 at 100.00	N/R	1,057,090
10,755	Fort Lauderdale, Florida, General Obligation Bonds, Parks & Recreation Projects, Series 2020A, 3.000%, 7/01/49 (UB) (5)	7/29 at 100.00	Aa1	11,708,538
	FRERC Community Development District, Ocoee, Florida, Special Assessment Bonds, Series 2020:
5,720	5.375%, 11/01/40	11/29 at 100.00	N/R	6,206,944
8,390	5.500%, 11/01/50	11/29 at 100.00	N/R	9,127,229
1,630	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.750%, 5/01/33	5/23 at 100.00	N/R	1,731,631

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$20	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32	11/22 at 100.00	N/R	20,833
3,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area Project, Improvement Series 2014A-1, 5.000%, 5/01/44	5/24 at 100.00	N/R	3,187,350
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, North Parcel Assessment Area, Refunding Series 2014A-2, 5.000%, 5/01/39	5/24 at 100.00	N/R	1,064,420
2,095	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	2,244,017
4,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.900%, 5/01/45	5/24 at 100.00	N/R	4,887,090
1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39	5/24 at 100.00	N/R	1,106,000
	Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2019A:
1,845	4.750%, 11/01/39	11/29 at 100.00	N/R	2,071,751
3,720	5.000%, 11/01/50	11/29 at 100.00	N/R	4,194,114
1,000	Grande Pines Community Development District, Florida, Special Assessment Revenue Bonds, Area 1 Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,036,180
16,490	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2019A, 4.000%, 10/01/49 (AMT) (UB) (5)	10/29 at 100.00	A+	19,047,269
8,830	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, 5.000%, 11/15/36 (AMT)	5/23 at 100.00	N/R	9,353,619
1,495	Greeneway Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	1,546,234
	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A:
1,285	5.000%, 11/01/28	No Opt. Call	N/R	1,379,126
10,100	5.875%, 11/01/47	11/32 at 100.00	N/R	12,073,136
2,920	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017B, 6.000%, 11/01/29	No Opt. Call	N/R	3,268,619
2,400	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016, 4.625%, 5/01/46	5/26 at 100.00	N/R	2,570,832
4,830	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	5,106,421
	Harmony West Community Development District, Osceloa County, Florida, Special Asssessment Revenue Bonds, Assessment Area One, Series 2018:
930	5.100%, 5/01/38, 144A	5/32 at 100.00	N/R	1,103,175
1,870	5.250%, 5/01/49, 144A	5/32 at 100.00	N/R	2,208,208

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2017:
$2,620	5.000%, 1/01/38	1/27 at 100.00	N/R	2,882,341
6,550	5.000%, 1/01/50	1/27 at 100.00	N/R	7,115,920
3,900	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2018, 5.125%, 1/01/50	1/29 at 100.00	N/R	4,377,789
760	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 5.000%, 11/01/34	11/24 at 100.00	N/R	800,926
400	Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.250%, 5/01/38	5/27 at 100.00	N/R	445,408
680	Heron Isles Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2017A-2, 5.000%, 5/01/36, 144A	5/27 at 100.00	N/R	768,856
600	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Four, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	675,666
780	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	878,366
4,500	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area One, Series 2016A-1, 6.250%, 11/01/47	11/36 at 100.00	N/R	5,939,235
	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-1:
810	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	928,357
2,185	5.375%, 11/01/49, 144A	11/29 at 100.00	N/R	2,471,956
245	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	303,178
	Hidden Creek North Community Development District, Florida, Special Assessment Bonds, 2019 Project, Series 2019A-1:
1,955	4.250%, 11/01/40	11/29 at 100.00	N/R	2,112,534
3,000	4.500%, 11/01/50	11/29 at 100.00	N/R	3,232,710
490	Highland Meadows Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Series 2006A, 5.500%, 5/01/36	7/21 at 100.00	N/R	490,529
1,025	Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Area 4B/C Project, Series 2017, 5.000%, 11/01/48	11/27 at 100.00	N/R	1,134,275
	Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Area 5 Project, Series 2017:
390	5.375%, 11/01/37	11/27 at 100.00	N/R	441,324
790	5.500%, 11/01/47	11/27 at 100.00	N/R	887,186
325	Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Area 6 Project, Series 2017, 5.500%, 11/01/47	11/27 at 100.00	N/R	364,982
2,045	Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49, 144A	11/29 at 100.00	N/R	2,311,709

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Highlands Community Development District, Hillborough County, Florida, Special Assessment Bonds, Assessment Area 4 Project, Series 2018:
$710	5.250%, 6/15/39, 144A	12/29 at 100.00	N/R	805,779
1,205	5.375%, 6/15/49, 144A	12/29 at 100.00	N/R	1,362,469
3,050	Hillsborough County Industrial Development Authority, Florida, Charter School Revenue Bonds, Terrace Community Middle School, Series 2007A, 5.125%, 5/15/37	7/21 at 100.00	BB	3,057,808
22,995	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, 3.500%, 8/01/55 (UB) (5)	2/31 at 100.00	Baa1	25,402,576
8,000	Hillsborough County, Florida, Utility Revenue Bonds, Series 2021A, 2.500%, 8/01/51 (WI/DD, Settling 7/19/21)	8/31 at 100.00	AA+	8,115,840
	Holly Hill Road East Community Development District, Davenport, Florida, Special Assessment Revenue Bonds, Area 3 Project, Series 2020:
350	5.000%, 11/01/41	No Opt. Call	N/R	409,770
520	5.000%, 11/01/50	11/41 at 100.00	N/R	614,323
	Hunter's Ridge Community Development District 1, Flagler County, Florida, Special Assessment Bonds, Assessment Area 1, Series 2019:
460	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	520,826
680	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	765,388
	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015:
1,945	5.000%, 11/01/35	11/25 at 100.00	N/R	2,115,615
2,980	5.125%, 11/01/45	11/25 at 100.00	N/R	3,215,956
990	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2017, 5.000%, 11/01/47	11/27 at 100.00	N/R	1,090,297
2,605	Jacksonville, Florida, Special Revenue Bonds, Tender Option Bond Trust 2015-XF0062, 17.713%, 10/01/41 (Pre-refunded 10/01/21), 144A (IF)	10/21 at 100.00	A1 (7)	2,731,238
	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel O-1 Project, Series 2014:
490	5.125%, 11/01/34	11/24 at 100.00	N/R	520,988
895	5.375%, 11/01/44	11/24 at 100.00	N/R	953,408
	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014:
610	5.125%, 11/01/34	11/24 at 100.00	N/R	648,576
1,030	5.375%, 11/01/44	11/24 at 100.00	N/R	1,097,218
3,410	Keys Cove II Community Development District, Florida, Special Assessment Revenue Bonds, Series 2005, 5.500%, 5/01/36	8/21 at 100.00	N/R	3,417,127
1,000	Kingman Gate Community Development District, Homestead, Florida, Special Assessment Bonds, Project 2021 Series 2021, 4.000%, 6/15/51	6/31 at 100.00	N/R	1,051,150
	Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South Lake Charter School Project, Series 2019A:
825	5.000%, 1/15/49, 144A	7/29 at 100.00	N/R	912,236
825	5.000%, 1/15/54, 144A	7/29 at 100.00	N/R	909,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,175	Lake Powell Residential Golf Community Development District, Bay County, FLorida, Special ASsessment Revenue Refunding Bonds, Series 2012, 5.750%, 11/01/32	11/23 at 100.00	N/R	1,252,621
8,180	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.625%, 5/01/34	5/24 at 100.00	N/R	8,872,355
	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012:
3,500	5.250%, 11/01/33	11/22 at 100.00	N/R	3,631,215
3,000	5.750%, 11/01/42	11/22 at 100.00	N/R	3,133,230
2,940	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.750%, 5/01/45	5/25 at 100.00	N/R	3,193,546
	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2018:
1,610	5.000%, 5/01/38	5/28 at 100.00	N/R	1,802,427
2,665	5.100%, 5/01/48	5/28 at 100.00	N/R	2,965,106
	Lakeside Preserve Community Development District, Lakeland, Florida, Special Assessment Bonds, Series 2019:
510	4.875%, 5/01/39	5/29 at 100.00	N/R	574,153
710	5.000%, 5/01/49	5/29 at 100.00	N/R	791,231
2,965	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 5.125%, 5/01/47, 144A	5/27 at 100.00	N/R	3,320,978
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre & Northwest Sector Projects, Series 2018:
1,200	5.500%, 5/01/39, 144A	5/29 at 100.00	N/R	1,407,924
1,990	5.650%, 5/01/48, 144A	5/29 at 100.00	N/R	2,335,942
915	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015, 4.875%, 5/01/35	5/25 at 100.00	N/R	987,184
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018:
1,170	5.000%, 5/01/38	5/28 at 100.00	N/R	1,321,433
2,550	5.100%, 5/01/48	5/28 at 100.00	N/R	2,874,870
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1B, Series 2018:
2,250	5.300%, 5/01/39	5/29 at 100.00	N/R	2,624,040
4,000	5.450%, 5/01/48	5/29 at 100.00	N/R	4,625,080
1,735	Lee County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B, 7.250%, 9/15/47 (Mandatory Put 9/15/27)	7/21 at 100.00	N/R	1,739,927
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
7,935	5.250%, 6/15/27	7/21 at 100.00	BB-	7,952,378
35,550	5.375%, 6/15/37	7/21 at 100.00	BB-	35,614,701

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A:
$2,625	5.500%, 6/15/32	6/22 at 100.00	BB-	2,692,121
4,700	5.750%, 6/15/42	6/22 at 100.00	BB-	4,810,591
5,675	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc Project, Series 2012, 5.750%, 10/01/42 (Pre-refunded 10/01/22)	10/22 at 100.00	N/R (7)	6,061,184
3,490	Lee County Industrial Development Authority, Florida, Healthcare Facilities Refunding Revenue Bonds, Cypress Cove at HealthPark Florida, Inc Project, Series 2014, 5.500%, 10/01/47 (Pre-refunded 10/01/22)	10/22 at 102.00	N/R (7)	3,788,500
	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
790	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	835,314
2,000	5.625%, 12/01/37, 144A	12/22 at 105.00	N/R	2,110,380
7,650	5.750%, 12/01/52, 144A	12/22 at 105.00	N/R	7,969,770
12,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Refunding Fixed Rate Mode Series 2019A-1, 4.000%, 4/01/49 (UB) (5)	4/29 at 100.00	A2	13,821,720
203	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series 2007, 5.400%, 5/01/37	7/21 at 100.00	N/R	203,286
1,185	Lucerne Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019, 4.750%, 5/01/50	5/29 at 100.00	N/R	1,313,099
	Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019:
5,585	4.375%, 5/01/40	5/30 at 100.00	N/R	6,028,784
7,825	4.500%, 5/01/51	5/30 at 100.00	N/R	8,408,510
4,250	Magnolia Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.600%, 5/01/49 (4)	No Opt. Call	N/R	765,000
	Majorca Isles Community Development District, Mianmi Gardens, Florida, Special Assessment Bonds, Series 2015:
1,000	5.375%, 5/01/35	5/26 at 100.00	N/R	1,092,870
3,675	5.625%, 5/01/46	5/26 at 100.00	N/R	4,041,177
410	Meadow Pines Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2014-2, 6.000%, 5/01/34	5/24 at 100.00	N/R	447,761
2,700	Mediterranea Community Development District, Riviera Beach, Florida, Special Assessment Bonds, Area 2 Project, Refunding & Improvement Series 2017, 5.000%, 5/01/48	5/28 at 100.00	N/R	3,028,968
	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015:
13,515	5.000%, 9/01/40 (UB) (5)	9/25 at 100.00	AA-	15,811,198
7,000	5.000%, 9/01/45 (UB) (5)	9/25 at 100.00	AA-	8,137,010
1,000	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Miami Community Charter School Inc Project, Series 2020A, 5.000%, 6/01/47, 144A	6/26 at 103.00	N/R	1,061,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017:
$3,895	5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	4,342,458
6,530	6.000%, 7/01/47, 144A	7/27 at 100.00	N/R	7,212,907
	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017:
11,005	5.125%, 11/01/39	11/27 at 100.00	N/R	12,819,394
18,825	5.250%, 11/01/49	11/27 at 100.00	N/R	21,826,081
10,635	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018B, 4.000%, 4/01/53 (UB) (5)	4/28 at 100.00	A-	11,923,005
4,625	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Inc , Series 2017, 5.000%, 9/15/44, 144A	9/27 at 100.00	BBB	5,249,236
	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Project, Series 2014:
1,000	5.000%, 9/15/34	9/24 at 100.00	BBB	1,085,380
1,730	5.250%, 9/15/44	9/24 at 100.00	BBB	1,873,988
	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A:
1,500	5.750%, 9/15/35, 144A	9/25 at 100.00	N/R	1,662,915
3,500	6.000%, 9/15/45, 144A	9/25 at 100.00	N/R	3,864,140
3,250	Miami-Dade County Industrual Development Authority, Florida, Revenue Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/48	1/28 at 100.00	BBB-	3,707,957
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2018:
9,500	4.000%, 7/01/45 (UB) (5)	7/28 at 100.00	AA	10,965,185
18,515	4.000%, 7/01/48 (UB) (5)	7/28 at 100.00	AA	21,328,354
9,100	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2019B, 4.000%, 10/01/49 (UB) (5)	10/29 at 100.00	A+	10,731,357
13,185	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2021, 3.000%, 10/01/51 (UB) (5)	4/31 at 100.00	A+	14,423,863
	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastrusture Project, Refunding Series 2014B:
980	5.000%, 5/01/29	5/23 at 100.00	N/R	1,027,256
6,705	5.000%, 5/01/37	5/23 at 100.00	N/R	6,963,679
13,905	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A, 5.000%, 5/01/37	5/23 at 100.00	N/R	14,441,455
5,520	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29	No Opt. Call	N/R	6,133,879
9,140	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24	8/21 at 100.00	N/R	9,155,629
1,415	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 5.375%, 5/01/32	5/22 at 100.00	N/R	1,444,984
2,645	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014, 5.625%, 11/01/45	11/24 at 100.00	N/R	2,889,715

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2018:
$1,555	5.000%, 11/01/38, 144A	11/28 at 100.00	N/R	1,757,228
2,655	5.125%, 11/01/48, 144A	11/28 at 100.00	N/R	3,001,477
870	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007A, 5.500%, 5/01/38 (4)	7/21 at 100.00	N/R	313,200
1,590	Naturewalk Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2007B, 5.300%, 5/01/21 (4)	No Opt. Call	N/R	572,400
2,000	North AR-1 of Pasco Community Developement District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2021, 4.000%, 5/01/51	5/34 at 100.00	N/R	2,089,920
	North Boulevard Community Development District, Haines, Polk County, Florida, Special Assessment Bonds, Series 2019:
720	5.500%, 11/01/39	11/30 at 100.00	N/R	844,920
1,250	5.625%, 11/01/49	11/30 at 100.00	N/R	1,464,875
	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019:
3,240	4.500%, 5/01/40	5/29 at 100.00	N/R	3,552,304
5,675	4.750%, 5/01/50	5/29 at 100.00	N/R	6,203,513
1,250	North Powerline Road Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,313,563
8,055	North Springs Improvement District, Broward County, Florida, Water Mangement Bonds, Parkland Bay Unit Area, Series 2018, 5.000%, 5/01/48	5/28 at 100.00	N/R	8,980,197
1,925	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.750%, 8/01/32	8/22 at 100.00	N/R	2,002,655
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
2,700	5.000%, 8/01/34	8/24 at 100.00	N/R	2,926,962
3,500	5.000%, 8/01/46	8/24 at 100.00	N/R	3,750,600
13,280	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.500%, 8/01/46	8/26 at 100.00	N/R	15,019,547
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2018A:
3,280	5.500%, 8/01/39	8/29 at 100.00	N/R	3,901,199
5,730	5.625%, 8/01/49	8/29 at 100.00	N/R	6,828,556
1,880	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2021, 4.000%, 8/01/51	8/31 at 100.00	N/R	2,001,993
3,400	Ocean and Highway Port Authority, Florida, Port Facilities Revenue Bonds, Worldwide Terminals Fernandina, LLC Project, Series 2019, 5.500%, 12/01/49, 144A (AMT)	12/29 at 100.00	N/R	3,484,898
	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc, Tender Option Bond Trust 2016-XF1056:
345	17.307%, 10/01/42 (Pre-refunded 4/01/22), 144A (IF) (5)	4/22 at 100.00	A2 (7)	394,673
3,565	17.356%, 10/01/42 (Pre-refunded 4/01/22), 144A (IF) (5)	4/22 at 100.00	A2 (7)	4,079,786

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,245	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 5.000%, 5/01/36	5/26 at 100.00	N/R	2,466,626
	Osceola Chain Lakes Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018:
970	5.125%, 5/01/38	5/28 at 100.00	N/R	1,082,442
1,130	5.250%, 5/01/48	5/28 at 100.00	N/R	1,259,204
	Osceola County, Florida, Transportation Revenue Bonds, Osceola Parkway, Refunding & Improvement Capital Appreciation Series 2019A-2:
1,250	0.000%, 10/01/40	10/29 at 68.72	BBB-	702,900
3,905	0.000%, 10/01/41	10/29 at 66.18	BBB-	2,106,396
2,850	0.000%, 10/01/42	10/29 at 63.69	BBB-	1,473,764
4,425	0.000%, 10/01/43	10/29 at 61.27	BBB-	2,194,490
2,600	0.000%, 10/01/44	10/29 at 59.08	BBB-	1,240,226
4,675	0.000%, 10/01/45	10/29 at 56.95	BBB-	2,144,469
3,000	0.000%, 10/01/46	10/29 at 54.89	BBB-	1,322,970
4,860	0.000%, 10/01/47	10/29 at 52.89	BBB-	2,063,216
1,700	0.000%, 10/01/48	10/29 at 50.96	BBB-	693,991
3,250	0.000%, 10/01/49	10/29 at 49.08	BBB-	1,276,113
2,500	0.000%, 10/01/50	10/29 at 47.17	BBB-	941,975
3,000	0.000%, 10/01/51	10/29 at 45.32	BBB-	1,084,770
3,000	0.010%, 10/01/52	10/29 at 43.62	BBB-	1,043,220
3,000	0.000%, 10/01/53	10/29 at 41.97	BBB-	1,003,080
2,500	0.000%, 10/01/54	10/29 at 40.38	BBB-	803,575
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
320	6.750%, 6/01/24	6/22 at 102.00	N/R	341,958
1,000	6.850%, 6/01/26	6/22 at 102.00	N/R	1,068,280
1,000	7.000%, 6/01/29	6/22 at 102.00	N/R	1,068,100
5,000	7.375%, 6/01/44	6/22 at 102.00	N/R	5,335,000
11,600	7.500%, 6/01/49	6/22 at 102.00	N/R	12,386,828
9,815	Palm Beach County, Florida, Revenue Bonds, Provident Group - LU Properties LLC Lynn University Housing Project, Series 2021A, 5.000%, 6/01/57	6/31 at 100.00	N/R	11,197,933
7,115	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/51, 144A	4/29 at 100.00	Ba1	7,956,206
1,180	Palm Coast Park Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019, 4.300%, 5/01/50	5/30 at 100.00	N/R	1,269,704
550	Park Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 13A-1, 7.375%, 11/01/44	11/27 at 100.00	N/R	678,480

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Parker Road Community Development District, Florida, Capital Improvement Revenue Bonds, Refudning Series 2020:
$800	3.875%, 5/01/40	5/30 at 100.00	N/R	853,576
1,000	4.100%, 5/01/50	5/30 at 100.00	N/R	1,065,530
1,350	Parkland Preserve Community Development District, St Johns County, Florida, Special Assessment Revenue Bonds, Series 2019B, 5.500%, 11/01/32	No Opt. Call	N/R	1,590,597
	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012:
90	4.875%, 5/01/22	No Opt. Call	N/R	92,319
1,335	5.375%, 5/01/31	5/22 at 100.00	N/R	1,369,189
8,115	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	7/21 at 100.00	N/R	8,127,984
1,000	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2, 5.700%, 5/01/37	5/27 at 100.00	N/R	1,125,170
	Preserve at South Branch Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2018:
500	5.250%, 11/01/38	11/29 at 100.00	N/R	570,220
1,000	5.375%, 11/01/49	11/29 at 100.00	N/R	1,137,440
1,000	Preserve at South Branch Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 3 Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,060,040
2,340	Punta Gorda Housing Authority, Florida, Gulf Breeze Apartments Multifamily Housing Revenue Bonds, Series 2007A, 6.125%, 1/01/45 (AMT)	1/22 at 100.00	N/R	2,360,124
	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2012:
115	5.750%, 11/01/22	No Opt. Call	N/R	119,142
1,250	6.125%, 11/01/32	No Opt. Call	N/R	1,520,500
1,000	6.875%, 11/01/42	11/32 at 100.00	N/R	1,333,930
	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015:
1,350	5.000%, 11/01/35	11/25 at 100.00	N/R	1,462,293
2,270	5.200%, 11/01/45	11/25 at 100.00	N/R	2,447,355
3,250	Renaissance Community Development District, Lee County, Florida, Special Assessment Bonds, Refunding Series 2012, 5.550%, 5/01/33	5/22 at 100.00	N/R	3,335,182
7,490	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/33	5/25 at 100.00	N/R	8,438,309
	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015:
2,740	5.000%, 5/01/36	5/28 at 100.00	N/R	3,092,309
2,705	5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	2,992,514
2,530	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 5.000%, 11/01/46	11/26 at 100.00	N/R	2,765,492
2,230	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 4 Project, Series 2017, 4.750%, 11/01/38, 144A	11/27 at 100.00	N/R	2,466,692

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,305	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	2,372,421
	Reunion West Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 5 Project, Series 2019:
1,000	4.500%, 5/01/39	5/29 at 100.00	N/R	1,105,420
2,000	4.625%, 5/01/50	5/29 at 100.00	N/R	2,199,000
2,320	Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019, 4.750%, 5/01/50	5/29 at 100.00	N/R	2,557,707
1,250	River Glen Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,322,900
998	Riverbend West Community Development District, Hilsborough County, Florida, Special Assessment Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,098,948
1,380	Rivers Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 5.000%, 5/01/38	5/28 at 100.00	N/R	1,537,361
905	Rivers Edge III Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51, 144A	5/31 at 100.00	N/R	953,110
	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1:
580	5.450%, 5/01/31	5/26 at 100.00	N/R	625,797
820	5.600%, 5/01/37	5/26 at 100.00	N/R	875,998
1,300	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2020A-1, 4.875%, 5/01/50	5/30 at 100.00	N/R	1,381,367
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
1,000	5.875%, 11/01/37	11/27 at 100.00	N/R	1,175,270
1,000	6.000%, 11/01/47	11/27 at 100.00	N/R	1,176,790
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2018:
2,000	5.375%, 11/01/38, 144A	11/29 at 100.00	N/R	2,330,900
3,760	5.500%, 11/01/49, 144A	11/29 at 100.00	N/R	4,363,969
1,900	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 7.125%, 11/01/44	11/24 at 100.00	N/R	2,168,470
1,700	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.500%, 11/01/46	11/26 at 100.00	N/R	1,909,627
1,250	Sabal Palm Community Development District, Florida, Special Assessment Bonds, South Parcel Series 2017, 5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	1,372,938
750	Sandridge Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2021A-1, 4.000%, 5/01/51	5/31 at 100.00	N/R	767,123
1,575	Scenic Highway Community Development District, Haines, Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,628,251

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Shell Point Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Refunding Series 2019:
$1,500	5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	1,726,710
2,995	5.375%, 11/01/49, 144A	11/29 at 100.00	N/R	3,426,070
1,000	Shingle Creek at Branson Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%, 6/15/51	6/31 at 100.00	N/R	1,058,080
4,000	Shingle Creek Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Series 2019, 5.000%, 5/01/49	5/29 at 100.00	N/R	4,643,440
	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1:
390	5.250%, 11/01/38, 144A	11/28 at 100.00	N/R	447,997
580	5.375%, 11/01/48, 144A	11/28 at 100.00	N/R	667,365
1,100	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1B, Refunding Series 2018A-2, 5.500%, 5/01/49, 144A	No Opt. Call	N/R	1,112,683
310	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.500%, 11/01/47, 144A	11/27 at 100.00	N/R	344,531
2,010	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 5.000%, 5/01/38	5/24 at 101.00	N/R	2,145,735
4,000	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A, 5.250%, 11/01/48	11/27 at 100.00	N/R	4,483,360
130	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017B, 5.350%, 11/01/29	No Opt. Call	N/R	151,024
1,500	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 3 Phase 1, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,566,945
	Solterra Resort Community Development District, Polk County, Florida, Special Assessment Bonds, Series 2018:
995	5.250%, 5/01/39	5/31 at 100.00	N/R	1,169,175
2,925	5.375%, 5/01/49	5/31 at 100.00	N/R	3,456,180
5,300	Somerset Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.300%, 5/01/37	7/21 at 100.00	N/R	5,306,625
1,000	South Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Area 1 Series 2021, 4.000%, 6/15/51	6/31 at 100.00	N/R	1,060,700
	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016:
60	5.000%, 5/01/29	5/27 at 100.00	N/R	65,947
785	5.375%, 5/01/37	5/27 at 100.00	N/R	879,286
2,740	5.625%, 5/01/47	5/27 at 100.00	N/R	3,077,157
	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2018:
1,510	5.000%, 5/01/38	5/28 at 100.00	N/R	1,702,072
3,750	5.375%, 5/01/49	5/28 at 100.00	N/R	4,266,675

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
$36,610	4.000%, 8/15/42 (UB) (5)	8/27 at 100.00	A1	41,470,710
50,915	4.000%, 8/15/47 (UB) (5)	8/27 at 100.00	A1	57,507,474
	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2:
400	4.875%, 5/01/35	5/26 at 100.00	N/R	438,700
100	5.000%, 5/01/38	5/26 at 100.00	N/R	110,417
2,000	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 5.125%, 5/01/33	5/22 at 100.00	BBB	2,064,920
2,015	South-Dade Venture Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.250%, 5/01/34	5/23 at 101.00	N/R	2,145,088
	Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
1,000	5.000%, 5/01/39	5/29 at 100.00	N/R	1,135,330
1,250	5.250%, 5/01/49	5/29 at 100.00	N/R	1,425,638
	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014:
2,125	5.125%, 11/01/34	11/24 at 100.00	N/R	2,283,079
3,265	5.500%, 11/01/44	11/24 at 100.00	N/R	3,528,943
	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
1,525	5.125%, 11/01/37, 144A	11/27 at 100.00	N/R	1,709,586
3,000	5.250%, 11/01/47, 144A	11/27 at 100.00	N/R	3,360,690
2,000	Stillwater Community Development District, Saint John's County, Florida, Special Assessment Bonds, 2021 Project Series 2021, 4.000%, 6/15/51, 144A	6/31 at 100.00	N/R	2,121,400
2,215	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/34	5/23 at 100.00	N/R	2,319,083
2,500	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 6.500%, 5/01/39	5/23 at 100.00	N/R	2,721,950
1,750	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-1, 5.625%, 11/01/47	11/30 at 100.00	N/R	2,039,205
255	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-2, 5.750%, 11/01/29	No Opt. Call	N/R	289,040
1,270	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-3, 5.875%, 11/01/29	7/21 at 101.00	N/R	1,284,618
3,945	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014, 5.500%, 11/01/44	11/29 at 100.00	N/R	4,783,628
1,000	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area Four Project, Series 2021, 4.000%, 6/15/51, 144A	6/31 at 100.00	N/R	1,054,610

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1:
$500	5.250%, 11/01/38, 144A	11/28 at 100.00	N/R	574,835
1,320	5.375%, 11/01/48, 144A	11/28 at 100.00	N/R	1,510,898
225	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	256,376
1,561	Summit At Fern Hill Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 5/01/46	5/27 at 100.00	N/R	1,702,146
1,000	Tamarindo Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,063,510
1,815	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 5/01/46	5/26 at 100.00	N/R	1,966,988
6,000	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-1, 4.750%, 5/01/50	5/29 at 100.00	N/R	6,558,780
1,810	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021B, 4.500%, 5/01/36	No Opt. Call	N/R	1,879,540
	Timber Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
1,000	5.000%, 11/01/38, 144A	11/32 at 100.00	N/R	1,181,450
1,250	5.000%, 11/01/48, 144A	11/32 at 100.00	N/R	1,459,775
	Tohoqua Community Development District, Florida, Special Assessment Revenue Bonds, Series 2018:
985	4.700%, 5/01/38, 144A	5/28 at 100.00	N/R	1,086,406
1,075	4.800%, 5/01/48, 144A	5/28 at 100.00	N/R	1,176,319
11,820	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	10,568,971
	Tolomato Community Development District, Florida, Special Assessment Bonds, Expansion Parcel Project, Series 2018:
580	4.850%, 5/01/38, 144A	5/28 at 100.00	N/R	656,514
975	5.000%, 5/01/48, 144A	5/28 at 100.00	N/R	1,100,444
	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
340	6.375%, 5/01/21 (4)	No Opt. Call	N/R	3
1,715	6.450%, 5/01/23 (4)	7/21 at 100.00	N/R	17
2,060	6.550%, 5/01/27 (4)	7/21 at 100.00	N/R	21
10,355	6.650%, 5/01/40 (4)	8/21 at 100.00	N/R	104
12,095	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	8/21 at 100.00	N/R	121
4,810	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Senior Lien Series 2018A-2, 5.625%, 5/01/40, 144A	5/28 at 100.00	N/R	5,470,028
35,080	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (6)	8/21 at 100.00	N/R	34,212,822

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$21,550	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (6)	8/21 at 100.00	N/R	16,452,563
23,470	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)	8/21 at 100.00	N/R	235
2,340	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2018B-2, 5.125%, 5/01/39	5/28 at 100.00	N/R	2,686,133
3,225	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 6.250%, 11/01/44	11/26 at 102.00	N/R	3,827,849
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 2B Project, Series 2018:
280	5.375%, 5/01/38	5/29 at 100.00	N/R	320,830
530	5.500%, 5/01/49	5/29 at 100.00	N/R	603,193
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3A Project, Series 2018:
1,265	5.375%, 5/01/38	5/29 at 100.00	N/R	1,451,347
2,600	5.500%, 5/01/49	5/29 at 100.00	N/R	2,960,958
1,225	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3B Project, Series 2019, 4.625%, 5/01/50	5/30 at 100.00	N/R	1,360,301
1,780	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3C Project, Series 2019, 4.625%, 5/01/50	5/30 at 100.00	N/R	1,976,601
1,535	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3D Project, Series 2020, 4.000%, 5/01/51, 144A	5/30 at 100.00	N/R	1,625,488
4,865	Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017, 4.500%, 10/01/47	10/27 at 100.00	N/R	5,276,774
825	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1, 5.375%, 11/01/36	11/28 at 100.00	N/R	955,977
	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2 Project, Series 2018:
725	5.250%, 11/01/39, 144A	11/30 at 100.00	N/R	847,155
1,000	5.375%, 11/01/49, 144A	11/30 at 100.00	N/R	1,172,530
750	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2012, 6.750%, 11/01/43 – AGM Insured	11/32 at 100.00	N/R	980,445
2,795	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019A, 4.750%, 5/01/50	5/29 at 100.00	N/R	3,067,401
1,550	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019B, 4.875%, 5/01/32	No Opt. Call	N/R	1,791,428
1,000	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Village N&P Project, Series 2021, 4.000%, 11/01/50	11/31 at 100.00	N/R	1,056,800
1,305	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%, 5/01/25	No Opt. Call	N/R	1,385,819

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2018:
$1,100	5.375%, 5/01/38	5/28 at 100.00	N/R	1,257,113
3,370	5.500%, 5/01/49	5/28 at 100.00	N/R	3,840,688
1,060	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,103,481
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C, Series 2018:
1,400	5.000%, 11/01/39	11/29 at 100.00	N/R	1,603,980
2,500	5.125%, 11/01/49	11/29 at 100.00	N/R	2,855,650
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015:
1,995	5.000%, 11/01/36	11/25 at 100.00	N/R	2,168,485
570	5.125%, 11/01/45	11/25 at 100.00	N/R	616,176
2,440	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 5.625%, 11/01/45	11/28 at 100.00	N/R	2,846,675
11,065	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47	11/31 at 100.00	N/R	13,064,335
2,460	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2, 6.375%, 11/01/47	11/31 at 100.00	N/R	2,904,497
615	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.750%, 5/01/37	5/26 at 100.00	N/R	663,524
	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1:
255	5.375%, 11/01/37	11/27 at 100.00	N/R	288,102
1,000	5.500%, 11/01/46	11/27 at 100.00	N/R	1,121,510
2,000	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1, 5.500%, 11/01/47, 144A	11/28 at 100.00	N/R	2,324,020
	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-1:
1,485	5.000%, 11/01/39, 144A	11/29 at 100.00	N/R	1,697,489
2,630	5.125%, 11/01/49, 144A	11/29 at 100.00	N/R	2,983,104
890	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-2, 5.250%, 5/01/49, 144A	No Opt. Call	N/R	1,085,836
1,000	V-Dana Community Development District, Lee County, Florida,Special Assessment Bonds, Area 1 - 2021 Project, Series 2021, 4.000%, 5/01/52	5/31 at 100.00	N/R	1,048,890
	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A1:
1,500	5.500%, 5/01/34	5/22 at 100.00	N/R	1,534,680
130	6.125%, 5/01/42	5/22 at 100.00	N/R	133,695
2,735	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue Bonds, Series 2012-A2, 5.500%, 5/01/34	5/22 at 100.00	N/R	2,798,233

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,055	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,403,456
	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks, Refunding Series 2021:
1,000	4.000%, 5/01/51, 144A	5/31 at 100.00	N/R	1,054,880
795	4.000%, 5/01/51, 144A	5/31 at 100.00	N/R	838,630
	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area One-Gardens East Project, Series 2018A:
1,135	5.000%, 11/01/39	11/29 at 100.00	N/R	1,302,878
1,080	5.000%, 11/01/39	11/29 at 100.00	N/R	1,239,743
1,850	5.125%, 11/01/49	11/29 at 100.00	N/R	2,117,362
1,765	5.125%, 11/01/49	11/29 at 100.00	N/R	2,020,078
1,120	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B, 5.875%, 11/01/32	8/21 at 101.00	N/R	1,132,902
4,430	Verandah West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Series 2013, 5.000%, 5/01/33	5/23 at 100.00	N/R	4,602,548
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017:
1,640	4.750%, 11/01/38	11/27 at 100.00	N/R	1,800,326
2,200	5.000%, 11/01/48	11/27 at 100.00	N/R	2,416,986
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017:
1,300	4.750%, 11/01/38	11/27 at 100.00	N/R	1,427,088
1,800	5.000%, 11/01/48	11/27 at 100.00	N/R	1,977,534
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017:
915	5.000%, 11/01/38	11/27 at 100.00	N/R	1,013,637
1,470	5.125%, 11/01/48	11/27 at 100.00	N/R	1,624,718
1,015	Verano 3 Community Development District, Florida, Special Assessment Bonds, Phase 1 Assessment Area, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,076,732
1,825	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2019, 4.875%, 5/01/50	5/29 at 100.00	N/R	2,027,155
1,260	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	1,330,207
95	Vizcaya in Kendall Community Development District, Florida, Special Assessment Revenue Bonds, Phase One Assessment Area, Refunding Series 2012A-1, 5.600%, 5/01/22	No Opt. Call	BBB-	98,685
	Waterset Central Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
1,925	5.125%, 11/01/38, 144A	11/28 at 100.00	N/R	2,191,074
4,000	5.250%, 11/01/49, 144A	11/28 at 100.00	N/R	4,540,240

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014:
$1,940	5.125%, 11/01/35	11/24 at 100.00	N/R	2,081,756
1,605	5.250%, 5/01/39	5/27 at 100.00	N/R	1,770,588
1,765	West Port Community Developement District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 1- 2021 Project, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,845,272
1,500	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit Development 7 Villages F-1 & F-5, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,581,030
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Master Infrastructure, Series 2019:
3,030	4.750%, 5/01/39	5/29 at 100.00	N/R	3,401,236
6,500	5.000%, 5/01/50	5/29 at 100.00	N/R	7,352,540
710	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Village B Parcel, Series 2019, 5.000%, 5/01/50, 144A	5/29 at 100.00	N/R	796,826
2,250	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 8 Master Infrastructure, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	2,371,545
	Westside Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Solara Phase 1 Assessment Area, Series 2018:
515	5.000%, 5/01/38, 144A	5/28 at 100.00	N/R	580,086
575	5.200%, 5/01/48, 144A	5/28 at 100.00	N/R	646,116
2,600	Willow Hammock Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2017, 5.000%, 11/01/47, 144A	11/27 at 100.00	N/R	2,878,694
	Willows Community Development District, Florida, Special Assessment Bonds, Series 2019:
1,500	5.000%, 5/01/39	5/29 at 100.00	N/R	1,702,995
3,000	5.200%, 5/01/50	5/29 at 100.00	N/R	3,412,620
1,870	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015, 5.000%, 11/01/45	11/26 at 100.00	N/R	2,038,244
1,000	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2019, 5.000%, 11/01/49	11/29 at 100.00	N/R	1,116,570
1,555	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 1 Project, Series 2015, 5.000%, 11/01/35	11/25 at 100.00	N/R	1,685,962
1,000	Windward Community Development District, Florida, Special Assessment Bonds, Series 2020A-2, 4.400%, 11/01/35	No Opt. Call	N/R	1,100,700
	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2014:
500	5.375%, 5/01/35	5/25 at 100.00	N/R	548,365
2,375	5.625%, 5/01/45	5/25 at 100.00	N/R	2,608,914
	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016:
915	4.875%, 5/01/36	5/26 at 100.00	N/R	1,008,971
1,700	5.000%, 5/01/47	5/26 at 100.00	N/R	1,870,391

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016:
$510	5.125%, 5/01/36	5/28 at 100.00	N/R	570,884
925	5.500%, 5/01/46	5/28 at 100.00	N/R	1,047,600
1,010	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Aessessment Area 2, Series 2021, 4.000%, 5/01/51, 144A	5/34 at 100.00	N/R	1,061,793
	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2019:
1,710	5.500%, 11/01/39, 144A	11/30 at 100.00	N/R	2,012,824
2,930	5.625%, 11/01/49, 144A	11/30 at 100.00	N/R	3,436,450
2,956,132	Total Florida			3,060,490,073
	Georgia – 1.8%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
500	6.500%, 1/01/29	1/28 at 100.00	N/R	351,830
24,900	6.750%, 1/01/35	1/28 at 100.00	N/R	17,501,712
31,660	7.000%, 1/01/40	1/28 at 100.00	N/R	22,255,713
1,485	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	BB+	1,503,444
11,460	Atlanta, Georgia, Airport General Revenue Bonds, Series 2019B, 4.000%, 7/01/49 (AMT) (UB) (5)	7/29 at 100.00	A+	13,196,878
4,385	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234, 22.685%, 3/01/23, 144A (IF) (5)	1/30 at 0.00	AA-	7,949,479
	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998:
890	5.250%, 12/01/22 (4), (8)	8/21 at 100.00	N/R	72,944
95	5.375%, 12/01/28 (4), (8)	7/21 at 100.00	N/R	7,786
91	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 2016, 6.500%, 10/01/21 (4), (8)	No Opt. Call	N/R	98,510
10,385	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's Healthcare of Atlanta, Inc Project, Series 2019A, 4.000%, 7/01/49 (UB) (5)	7/29 at 100.00	Aa2	12,134,769
22,880	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Transmission Corporation Vogtle Project, Series 2012, 2.750%, 1/01/52 (UB) (5)	5/31 at 100.00	A1	23,240,817
	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc, Series 2017:
1,000	4.000%, 8/15/41 (UB) (5)	2/28 at 100.00	AA-	1,137,250
22,510	4.000%, 8/15/48 (UB) (5)	2/28 at 100.00	AA-	25,379,350
4,750	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 7.000%, 10/01/43	10/23 at 100.00	N/R	5,059,272
5,445	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43 (Pre-refunded 4/01/23)	4/23 at 100.00	N/R (7)	6,018,631

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$40,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2020A, 3.000%, 2/15/47 (UB) (5)	2/30 at 100.00	A	42,926,800
2,630	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Tender Option Bond Trust 2015-XF1016, 24.217%, 8/15/49, 144A (IF) (5)	2/25 at 100.00	AA-	4,514,789
	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A:
14,795	4.000%, 1/01/44 – AGM Insured (UB) (5)	7/28 at 100.00	BBB+	16,981,553
28,600	4.000%, 1/01/49 (UB) (5)	7/28 at 100.00	BBB+	32,468,722
34,110	4.000%, 1/01/59 (UB) (5)	7/28 at 100.00	BBB+	38,550,440
7,000	Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System Inc, Series 2017A, 4.000%, 4/01/42 (UB) (5)	4/27 at 100.00	A	7,920,640
	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017:
1,840	5.875%, 6/15/47, 144A	6/27 at 100.00	N/R	2,140,546
1,550	6.000%, 6/15/52, 144A	6/27 at 100.00	N/R	1,809,098
20,610	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/43 (UB) (5)	5/29 at 100.00	A3	25,057,432
	Marietta Development Authority, Georgia, University Facilities Revenue Bonds, Life University, Inc Project, Refunding Series 2017A:
3,000	5.000%, 11/01/27, 144A	No Opt. Call	Ba3	3,376,410
5,000	5.000%, 11/01/37, 144A	11/27 at 100.00	Ba3	5,649,350
	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2019A:
47,285	5.000%, 1/01/49 (UB) (5)	7/28 at 100.00	Baa1	57,696,684
16,000	5.000%, 1/01/59 (UB) (5)	7/28 at 100.00	Baa1	19,425,440
15,700	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2019A, 4.000%, 1/01/49 (UB) (5)	1/29 at 100.00	BBB+	17,964,882
3,330	White County Development Authority, Georgia, Revenue Bonds Truett McConnell University, Series 2019, 5.250%, 10/01/49	10/26 at 103.00	N/R	3,545,085
383,886	Total Georgia			415,936,256
	Guam – 0.0%
2,095	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	BB	2,145,175
1,410	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	BB+	1,538,635
3,505	Total Guam			3,683,810
	Hawaii – 0.2%
1,565	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University of Honolulu, Series 2015A, 5.000%, 1/01/45, 144A	1/25 at 100.00	Ba3	1,638,884

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Hawaii (continued)
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
$3,040	6.625%, 7/01/33	7/23 at 100.00	BB	3,325,213
9,450	6.875%, 7/01/43	7/23 at 100.00	BB	10,304,658
7,300	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	8,309,152
16,795	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc and Subsidiary Projects, Refunding Series 2017B, 4.000%, 3/01/37 (AMT) (UB) (5)	3/27 at 100.00	Baa1	18,654,038
5,205	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 6.750%, 5/01/47	5/22 at 100.00	BBB	5,363,180
	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012:
1,100	5.625%, 5/15/33	5/22 at 100.00	N/R	1,135,024
3,000	5.750%, 5/15/42	5/22 at 100.00	N/R	3,090,240
47,455	Total Hawaii			51,820,389
	Idaho – 0.2%
3,525	Harris Ranch Community Infrastructure District 1, Boise, Idaho, Special Assessment Bonds, Assessment Area One, Series 2011, 9.000%, 9/01/40	9/21 at 100.00	N/R	3,547,807
30,000	Idaho Falls Auditorium District, Idaho, Certifications of Participation, Annual Appropriation Series 2021, 5.250%, 5/15/51, 144A	5/26 at 102.00	N/R	30,394,800
	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A:
680	4.500%, 7/01/30, 144A	7/25 at 100.00	N/R	703,358
2,270	5.000%, 7/01/40, 144A	7/25 at 100.00	N/R	2,350,540
6,040	5.250%, 7/01/55, 144A	7/25 at 100.00	N/R	6,250,856
275	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Gem Prep Meridian North LLC, Series 2020B, 5.250%, 7/01/27, 144A	7/25 at 100.00	N/R	280,926
955	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Compass Public Charter School, Inc Project, Series 2018A, 6.000%, 7/01/49, 144A	7/28 at 100.00	BB	1,162,187
	Idaho Housing and Finance Association, Nonprofit Facilities Revenue Bonds, Xavier Charter School, Inc Project, Series 2015A:
975	5.000%, 6/01/35	6/25 at 100.00	BBB	1,073,524
2,380	5.000%, 6/01/44	6/25 at 100.00	BBB	2,596,128
47,100	Total Idaho			48,360,126
	Illinois – 11.1%
6,410	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.700%, 5/01/36	8/21 at 100.00	N/R	6,414,167
4,911	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	8/21 at 100.00	N/R	4,855,190
4,000	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019, 5.250%, 3/01/41	3/28 at 100.00	N/R	4,277,640

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$4,515	Central Illinois Economic Development Authority, Illinois, Multifamily Housing Revenue Bonds, Huntington Ridge Apartments Project, Series 2014, 5.000%, 8/01/30	8/24 at 100.00	N/R	4,672,348
5,505	Chicago Board of Education, Cook County, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XG0073, 23.994%, 12/01/39 – AGM Insured, 144A (IF) (5)	12/21 at 100.00	A2	5,898,222
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016:
11,130	5.750%, 4/01/35 (UB) (5)	4/27 at 100.00	A-	13,894,469
38,215	6.100%, 4/01/36 (UB) (5)	4/27 at 100.00	A-	48,369,872
119,345	6.000%, 4/01/46 (UB) (5)	4/27 at 100.00	A-	148,572,590
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
6,115	5.000%, 4/01/42 (UB) (5)	4/27 at 100.00	A-	7,306,691
4,685	5.000%, 4/01/46 (UB) (5)	4/27 at 100.00	A-	5,569,997
7,500	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018, 5.000%, 4/01/46 (UB) (5)	4/28 at 100.00	A-	9,135,300
2,130	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	BB	2,410,180
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A:
58,530	5.000%, 12/01/41	12/21 at 100.00	Ba3	59,572,419
1,100	5.250%, 12/01/41	12/21 at 100.00	Ba3	1,120,724
16,800	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 7.000%, 12/01/42, 144A	12/27 at 100.00	BB	22,461,096
3,580	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017H, 5.000%, 12/01/46	12/27 at 100.00	BB	4,324,067
23,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018D, 5.000%, 12/01/46	12/23 at 100.00	BB	24,646,340
255,480	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB	315,525,464
42,670	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB	56,776,275
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A:
8,445	4.000%, 12/01/50 (UB) (5)	12/29 at 100.00	A+	9,790,964
6,905	4.000%, 12/01/55 (UB) (5)	12/29 at 100.00	A+	7,879,157
8,935	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (Pre-refunded 12/01/21) (UB) (5)	12/21 at 100.00	A3 (7)	9,125,673
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014:
52,720	5.000%, 12/01/44 (UB) (5)	12/24 at 100.00	AA	60,244,198
20,000	5.250%, 12/01/49 (UB) (5)	12/24 at 100.00	AA	23,110,600

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2015-XF0232:
$2,950	22.322%, 9/01/22 – AGM Insured, 144A (IF) (5)	1/30 at 0.00	AA	5,053,793
8,000	22.337%, 9/01/22 – AGM Insured, 144A (IF) (5)	1/30 at 0.00	AA	13,709,040
500	22.337%, 9/01/22 – AGM Insured, 144A (IF) (5)	1/30 at 0.00	AA	856,815
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust 2017-XF2426:
2,600	22.424%, 12/01/44, 144A (IF) (5)	12/24 at 100.00	AA	4,455,438
2,000	22.424%, 12/01/44, 144A (IF) (5)	12/24 at 100.00	AA	3,427,260
3,755	22.424%, 12/01/44, 144A (IF) (5)	12/24 at 100.00	AA	6,434,681
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Tender Option Bond Trust Series 2020-XF2913:
1,000	23.669%, 12/01/49 (Mandatory Put 7/06/21), 144A (IF) (5)	12/24 at 100.00	AA	1,777,680
2,000	23.669%, 12/01/49, 144A (IF) (5)	12/24 at 100.00	AA	3,555,360
1,150	23.669%, 12/01/49, 144A (IF) (5)	12/24 at 100.00	AA	2,044,332
4,574	Chicago, Illinois, Certificates of Participation Tax Increment Allocation Bonds, Pulaski Promenade Project, Note Series 2017, 5.240%, 2/15/31, 144A	7/21 at 100.00	N/R	4,578,250
785	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29	7/21 at 100.00	N/R	784,941
9,023	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	9,370,656
5,168	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (4)	7/21 at 100.00	N/R	3,938,420
3,983	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopement Project, Series 2013A, 7.125%, 3/15/33	7/21 at 100.00	N/R	3,984,244
5,287	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, IncRedevelopement Project-Whole Foods Warehouse & Distribution, 5.000%, 3/15/34, 144A	7/21 at 100.00	N/R	5,290,597
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2018A:
20,320	4.000%, 1/01/43 (AMT) (UB) (5)	1/29 at 100.00	A	23,258,069
30,550	5.000%, 1/01/48 (AMT) (UB) (5)	1/29 at 100.00	A	37,405,114
6,375	5.000%, 1/01/53 (AMT) (UB) (5)	1/29 at 100.00	A	7,776,097
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2018B:
18,485	4.000%, 1/01/44 (UB) (5)	1/29 at 100.00	A	21,329,472
3,500	5.000%, 1/01/48 (UB) (5)	1/29 at 100.00	A	4,326,840
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
9,325	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB-	6,702,810
32,270	0.010%, 1/01/39 – NPFG Insured	No Opt. Call	BBB-	19,340,056

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
$2,595	5.500%, 1/01/31	1/25 at 100.00	Ba1	2,991,075
2,000	5.500%, 1/01/34	1/25 at 100.00	Ba1	2,294,460
2,500	5.500%, 1/01/37	1/25 at 100.00	Ba1	2,854,950
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
2,995	5.250%, 1/01/30	1/24 at 100.00	Ba1	3,292,194
1,445	5.250%, 1/01/32	1/24 at 100.00	Ba1	1,583,706
5,000	5.000%, 1/01/35	1/24 at 100.00	Ba1	5,438,750
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A:
5,000	5.625%, 1/01/30	1/27 at 100.00	BBB-	6,233,900
15,025	5.750%, 1/01/33	1/27 at 100.00	BBB-	18,696,208
92,600	6.000%, 1/01/38	1/27 at 100.00	BBB-	116,353,752
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B:
2,740	5.250%, 1/01/28	1/25 at 100.00	Ba1	3,139,465
2,900	5.500%, 1/01/34	1/25 at 100.00	Ba1	3,326,967
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D:
6,000	5.500%, 1/01/33	1/25 at 100.00	Ba1	6,896,700
6,850	5.500%, 1/01/37	1/25 at 100.00	Ba1	7,822,563
15,815	5.500%, 1/01/40	1/25 at 100.00	Ba1	18,007,592
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2008C:
1,000	0.000%, 1/01/27	No Opt. Call	Ba1	888,250
5,030	0.000%, 1/01/29	No Opt. Call	Ba1	4,174,950
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
3,070	5.250%, 1/01/35	7/21 at 100.00	Ba1	3,078,289
4,130	5.000%, 1/01/40	7/21 at 100.00	Ba1	4,139,664
9,400	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	1/22 at 100.00	Ba1	9,565,910
3,365	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/35	1/26 at 100.00	BBB-	3,879,879
	Chicago, Illinois, General Obligation Bonds, Series 2000A:
5,515	0.000%, 1/01/28 – FGIC Insured	No Opt. Call	BBB-	4,851,104
4,125	0.000%, 1/01/29 – FGIC Insured	No Opt. Call	BBB-	3,513,758
	Chicago, Illinois, General Obligation Bonds, Series 2015A:
3,900	5.500%, 1/01/35	1/25 at 100.00	BBB-	4,462,887
4,775	5.500%, 1/01/39	1/25 at 100.00	BBB-	5,441,686
1,795	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.000%, 1/01/44	1/29 at 100.00	BBB-	2,202,483
800	Chicago, Illinois, General Obligation Bonds, Tender Option Bond Trust 2016-XF2342, 22.887%, 1/01/35 – AGM Insured, 144A (IF) (5)	6/21 at 100.00	A2	812,560
8,110	Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	Ba1	9,215,555
6,000	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2017, 4.000%, 11/15/39 (UB) (5)	11/27 at 100.00	AA-	6,838,380

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2018:
$1,400	4.000%, 11/15/34 (UB) (5)	11/27 at 100.00	AA-	1,629,824
16,170	4.000%, 11/15/37 (UB) (5)	11/27 at 100.00	AA-	18,492,820
1,645	4.000%, 11/15/38 (UB) (5)	11/27 at 100.00	AA-	1,878,162
495	East Dundee, Illinois, Kane and Cook Counties, Illinois, Limited Obligation Tax Increment Revenue Bonds, Route 25 South Redevelopment Project, Series 2012, 5.250%, 12/01/22	12/21 at 100.00	N/R	497,604
6,870	Evergreen Park, Cook County, Illinois, Sales Tax Revenue Bonds, Evergreen Plaza Development Project, Senior Lien Series 2019A, 4.375%, 12/01/36, 144A	12/29 at 100.00	N/R	7,048,414
2,000	IIllinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bonds Trust 2015-XF0230, 22.537%, 12/01/21, 144A (IF) (5)	1/30 at 0.00	A1	3,042,040
930	Illinois Development Finance Authority, Environmental Services Revenue Bonds, Citgo Petroleum Corporation Project, Series 2002, 8.000%, 6/01/32 (AMT)	7/21 at 100.00	B3	931,349
	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A:
11,295	6.250%, 11/01/36, 144A (4)	11/26 at 100.00	N/R	9,618,031
13,325	6.375%, 11/01/46, 144A (4)	11/26 at 100.00	N/R	10,756,606
1,870	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Taxable Series 2016B, 10.000%, 11/01/24, 144A (4)	No Opt. Call	N/R	1,781,381
46,000	Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Refunding Series 2018A, 4.125%, 5/15/47 (UB) (5)	11/28 at 100.00	A3	53,079,860
	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
845	5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	950,786
4,475	6.000%, 12/01/45, 144A	12/25 at 100.00	N/R	5,063,552
	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
1,285	6.875%, 10/01/31	10/21 at 100.00	BB+	1,302,116
5,210	7.125%, 10/01/41	10/21 at 100.00	BB+	5,275,073
	Illinois Finance Authority, Local Government Program Revenue Bonds, Maine Township High School District Number 207 Project, Series 2019:
9,645	4.000%, 12/01/34 (UB) (5)	12/29 at 100.00	Aa1	11,717,325
5,500	4.000%, 12/01/37 (UB) (5)	12/29 at 100.00	Aa1	6,642,295
11,690	4.000%, 12/01/38 (UB) (5)	12/29 at 100.00	Aa1	14,087,619
12,200	4.000%, 11/01/39 (UB) (5)	12/29 at 100.00	Aa1	14,669,036
	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017:
4,500	5.250%, 5/15/42	5/24 at 103.00	N/R	4,794,210
450	5.250%, 5/15/54	5/24 at 103.00	N/R	477,131
29,150	5.500%, 5/15/54	5/24 at 103.00	N/R	31,103,050
44,090	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 4.000%, 6/01/47 (UB) (5)	6/22 at 100.00	Aa3	45,630,945

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Lurie Children's Hospital of Chicago, Refunding Series 2017:
$2,500	4.000%, 8/15/37 (UB) (5)	8/27 at 100.00	AA-	2,870,850
6,000	4.000%, 8/15/39 (UB) (5)	8/27 at 100.00	AA-	6,863,460
2,455	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 4.000%, 2/15/36 (UB) (5)	2/27 at 100.00	Aa2	2,815,689
5,190	Illinois Finance Authority, Revenue Bonds, Central Baptist Village, Series 2007, 5.375%, 11/15/39	8/21 at 100.00	N/R	5,200,795
760	Illinois Finance Authority, Revenue Bonds, De Kalb Supportive Living Project, Series 2007, 6.100%, 12/01/41 (AMT)	8/21 at 100.00	N/R	759,947
2,905	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB-	3,002,811
33,960	Illinois Finance Authority, Revenue Bonds, Northshore University HealthSystem, Series 2020A, 3.250%, 8/15/49 (UB) (5)	8/30 at 100.00	AA-	37,468,747
3,500	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013, 4.000%, 8/15/42 (UB) (5)	8/22 at 100.00	Aa2	3,608,360
119,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A, 4.000%, 7/15/47 (UB) (5)	1/28 at 100.00	Aa2	136,702,980
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076:
560	18.027%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	671,485
1,000	18.027%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	1,199,080
1,925	18.038%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	2,304,013
32,685	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2020A, 3.000%, 5/15/50 (UB) (5)	11/30 at 100.00	A3	34,865,089
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Tender Option Bonds Trust 2016-XF2338:
3,525	17.832%, 5/15/41 (Pre-refunded 5/15/22), 144A (IF) (5)	5/22 at 100.00	A3 (7)	4,117,658
2,500	17.832%, 5/15/41 (Pre-refunded 5/15/22), 144A (IF) (5)	5/22 at 100.00	A3 (7)	2,920,325
	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2019A:
7,650	6.125%, 4/01/49, 144A	10/28 at 100.50	N/R	9,429,313
24,695	6.125%, 4/01/58, 144A	10/28 at 100.50	N/R	30,164,696
5,100	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Fixed Period Series 2021A, 3.000%, 8/15/48 (UB) (5)	8/31 at 100.00	AA-	5,445,066
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121:
665	21.809%, 8/15/41 – AGM Insured, 144A (IF) (5)	8/21 at 100.00	A2	683,434
1,030	21.929%, 8/15/41 – AGM Insured, 144A (IF) (5)	8/21 at 100.00	A2	1,058,706
69,495	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2016B, 4.000%, 8/15/41 (UB) (5)	2/27 at 100.00	A1	78,696,833
40,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago, Series 2018A, 5.000%, 10/01/48 (UB) (5)	10/27 at 100.00	AA-	49,396,800

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$3,035	Illinois Finance Authority, Revenue Bonds, Three Crowns Park Plaza, Series 2013, 5.250%, 2/15/40	2/23 at 100.00	N/R	3,079,008
	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A:
17,800	5.000%, 10/01/46 (Pre-refunded 10/01/25) (UB) (5)	10/25 at 100.00	N/R (7)	21,145,332
2,200	5.000%, 10/01/46 (UB) (5)	10/25 at 100.00	AA-	2,575,606
1,660	Illinois Finance Authority, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Cook LLC Northeastern Illinois University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	B-	1,489,070
22,010	Illinois Housing Development Authority, Multifamily Housing Revenue Bonds, GNMA Collateralized - Lifelink Developments, Series 2006, 4.850%, 4/20/41 (AMT) (UB) (5)	6/21 at 100.00	AA+	22,055,120
	Illinois Sports Facility Authority, State Tax Supported Bonds, Tender Option Bond Trust 2015-XF1009:
2,245	18.836%, 6/15/32 – AGM Insured, 144A (IF) (5)	6/24 at 100.00	BB+	3,215,222
3,305	18.839%, 6/15/32 – AGM Insured, 144A (IF) (5)	6/24 at 100.00	BB+	4,733,586
250	18.846%, 6/15/32 – AGM Insured, 144A (IF) (5)	6/24 at 100.00	BB+	358,103
	Illinois State, General Obligation Bonds, April Series 2014:
8,695	5.000%, 4/01/36 – AGM Insured (UB) (5)	4/24 at 100.00	A2	9,639,277
5,000	5.000%, 4/01/39	4/24 at 100.00	BBB-	5,459,350
4,445	Illinois State, General Obligation Bonds, February Series 2014, 5.000%, 2/01/39	2/24 at 100.00	BBB-	4,831,493
1,300	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/41	1/26 at 100.00	BBB-	1,479,361
	Illinois State, General Obligation Bonds, March Series 2012:
11,500	5.000%, 3/01/30 (UB) (5)	3/22 at 100.00	BBB-	11,865,930
10,500	5.000%, 3/01/33 (UB) (5)	3/22 at 100.00	BBB-	10,827,705
	Illinois State, General Obligation Bonds, March Series 2021A:
1,000	4.000%, 3/01/41	3/31 at 100.00	BBB-	1,172,730
9,000	5.000%, 3/01/46	3/31 at 100.00	BBB-	11,317,860
	Illinois State, General Obligation Bonds, May Series 2014:
7,625	5.000%, 5/01/33 (UB) (5)	5/24 at 100.00	BBB-	8,397,412
100	5.000%, 5/01/36	5/24 at 100.00	BBB-	109,769
10,285	Illinois State, General Obligation Bonds, May Series 2020, 5.750%, 5/01/45	5/30 at 100.00	BBB-	13,356,410
	Illinois State, General Obligation Bonds, Series 2013:
170	5.500%, 7/01/26	7/23 at 100.00	BBB-	186,505
100	5.500%, 7/01/38	7/23 at 100.00	BBB-	108,195
1,795	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1006, 17.814%, 4/01/32 – AGM Insured, 144A (IF) (5)	4/24 at 100.00	A2	2,599,232
6,665	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1010, 18.050%, 2/01/39 – AGM Insured, 144A (IF) (5)	2/24 at 100.00	A2	9,313,871
	Illinois State, General Obligation Bonds, Tender Option Bond Trust 2015-XF1012:
2,750	17.752%, 7/01/28, 144A (IF) (5)	7/23 at 100.00	BBB-	3,759,965
1,850	18.742%, 7/01/33 – AGM Insured, 144A (IF) (5)	7/23 at 100.00	BBB-	2,510,191

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$8,825	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior Obligation September Series 2016A, 4.000%, 6/15/31 (UB) (5)	6/26 at 100.00	BBB	9,929,625
	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue Bonds, First Tier Series 2005A-2:
6,805	5.500%, 1/01/30, 144A (4)	3/28 at 100.00	N/R	6,998,806
4,015	5.500%, 1/01/36, 144A (4)	3/28 at 100.00	N/R	4,073,017
1,220	Matteson, Illinois, Tax Increment Revenue Bonds, Limited Obligation Series 2015, 6.500%, 12/01/35	12/26 at 100.00	N/R	1,356,994
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B:
8,715	0.000%, 12/15/41 – AGM Insured	No Opt. Call	A2	5,479,643
7,100	0.000%, 12/15/50 – AGM Insured	No Opt. Call	A2	3,368,382
10	0.010%, 12/15/50	No Opt. Call	BB+	4,437
7,785	0.000%, 12/15/51 – AGM Insured	No Opt. Call	A2	3,590,753
7,735	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A, 4.000%, 6/15/50 (UB) (5)	12/29 at 100.00	A2	8,938,025
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A:
15,000	0.000%, 12/15/52	No Opt. Call	BB+	6,260,850
12,900	0.000%, 12/15/52 – AGM Insured	No Opt. Call	BB+	5,782,812
985	5.000%, 6/15/53	12/25 at 100.00	BB+	1,131,568
7,360	5.000%, 6/15/53 (UB) (5)	12/25 at 100.00	BB+	8,455,168
15,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A, 0.000%, 12/15/56 – BAM Insured (UB) (5)	No Opt. Call	AA	5,987,400
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
75,640	0.010%, 12/15/54	No Opt. Call	BB+	29,669,034
12,760	0.010%, 12/15/54 – BAM Insured (UB) (5)	No Opt. Call	AA	5,399,777
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1:
31,480	0.010%, 6/15/43 – AGM Insured (UB) (5)	No Opt. Call	BB+	18,808,041
5,100	0.010%, 6/15/44 – AGM Insured (UB) (5)	No Opt. Call	BB+	2,951,625
1,255	0.000%, 6/15/45 – AGM Insured (UB) (5)	No Opt. Call	BB+	702,624

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
$20,305	0.010%, 12/15/34 – NPFG Insured	No Opt. Call	BB+	14,894,124
8,470	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	BB+	6,108,395
15,425	0.010%, 12/15/35 – NPFG Insured	No Opt. Call	BB+	10,968,717
24,650	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	BB+	16,993,217
42,555	0.010%, 6/15/38 – NPFG Insured	No Opt. Call	BB+	27,803,309
29,000	0.010%, 12/15/40 – AGM Insured (UB) (5)	No Opt. Call	A2	18,805,340
155	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	BB+	91,278
4,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Tender Option Bond Trust 2015-XF1045, 17.640%, 6/15/52, 144A (IF) (5)	6/22 at 100.00	BB+	4,700,120
2,260	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39	1/26 at 100.00	N/R	2,347,462
2,712	North Pullman Chicago Neighborhood Initiatives, Inc, Illinois, Certificates of Participation, Gotham Greens Greenhouse Facility, Redevelopment Project, Series 2018A, 6.000%, 3/15/34, 144A	8/21 at 100.00	N/R	2,713,319
4,765	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	4,944,879
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2018B:
14,340	4.000%, 6/01/45 (UB) (5)	6/28 at 100.00	AA	15,980,639
20,000	4.000%, 6/01/48 (UB) (5)	6/28 at 100.00	AA	22,029,000
—(9)	Robbins, Illinois, Resource Recovery Revenue Bonds, Restructuring Project Guaranteed by Foster Wheeler Ltd, Series 1999C, 7.250%, 10/15/24 (AMT)	No Opt. Call	N/R	191
51,495	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018A, 4.000%, 1/01/48 (UB) (5)	1/28 at 100.00	AA-	58,282,041
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018C:
40,000	5.250%, 1/01/48 (UB) (5)	1/29 at 100.00	AA-	49,960,800
40,000	5.250%, 1/01/48 (UB) (5)	1/29 at 100.00	AA	50,120,400
26,800	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B-	27,725,136
	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc, Series 2013:
500	7.250%, 11/01/33 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	580,765
7,375	7.250%, 11/01/36 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (7)	8,566,284
1,000	Upper Illinois River Valley Development Authority, Education Facilities Revenue Bonds, Prairie Crossing Charter School, Series 2020, 5.000%, 1/01/55, 144A	1/27 at 100.00	N/R	1,059,530
1,210	Volo Village, Illinois, Special Tax Bonds, Special Service Area 17, Series 2017, 5.500%, 3/01/47	3/25 at 100.00	N/R	1,272,521
1,443	Waukegan, Illinois, Special Assessment Improvement Bonds, Fountain Square, Series 2005, 6.125%, 3/01/30	7/21 at 100.00	N/R	1,446,377

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$140	Wayne Village, Illinois, Special Service Area 5 Assessment Bonds, Series 2007, 5.800%, 1/15/23	7/21 at 100.00	N/R	140,073
3,695	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26 (4)	7/21 at 100.00	N/R	1,514,950
2,370	Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds, Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 (4)	7/21 at 100.00	N/R	2,133,251
1,900	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-100 Raintree Village Project, Series 2013, 5.000%, 3/01/33	3/23 at 100.00	N/R	1,931,711
4,985	Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-113 Cannoball & Beecher, Series 2007, 5.750%, 3/01/28	7/21 at 100.00	N/R	4,993,225
2,445,471	Total Illinois			2,620,648,549
	Indiana – 0.9%
2,500	Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet Galilee at the Wigwam Project, Series 2020A, 5.375%, 1/01/40	1/27 at 102.00	N/R	2,642,775
	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017:
510	5.125%, 1/01/32	1/23 at 105.00	N/R	526,845
4,465	5.350%, 1/01/38	1/23 at 105.00	N/R	4,603,192
7,045	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2018, 5.625%, 1/01/38, 144A	1/24 at 105.00	N/R	7,480,170
4,500	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	4,965,660
250	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Taxable Refunding Series 2020B, 5.000%, 6/01/25, 144A	No Opt. Call	N/R	254,873
1,595	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 2016-XL0019, 18.645%, 4/01/30 – AMBAC Insured, 144A (IF) (5)	No Opt. Call	AA	3,668,596
7,355	Indiana Finance Authority, Educational Facilities Revenue Bonds, 21st Century Charter School Project, Series 2013A, 6.250%, 3/01/43	3/23 at 100.00	B+	7,517,104
7,465	Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Peoject, Series 2017, 5.375%, 7/01/47	7/27 at 100.00	BB	8,344,601
3,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory Inc Project, Series 2021A, 5.000%, 12/01/55	12/27 at 103.00	N/R	3,257,552
400	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory Inc Project, Taxable Series 2021B, 5.000%, 12/01/27	No Opt. Call	N/R	406,172
4,370	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45	12/25 at 100.00	BB-	5,011,560
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016:
2,170	7.000%, 12/01/34, 144A	12/24 at 100.00	N/R	2,366,298
5,640	7.250%, 12/01/44, 144A	12/24 at 100.00	N/R	6,129,157

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Seven Oaks Classical School Project, Series 2021A:
$850	5.000%, 6/01/41	6/31 at 100.00	N/R	948,456
625	5.000%, 6/01/51	6/31 at 100.00	N/R	686,450
550	5.000%, 6/01/56	6/31 at 100.00	N/R	599,330
10,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory College Prep Project, Series 2021A, 4.500%, 12/01/55, 144A	12/27 at 103.00	N/R	10,941,630
505	Indiana Finance Authority, Educational Facilities Revenue Bonds, Victory College Prep Project, Series 2021B, 4.500%, 12/01/23	No Opt. Call	N/R	508,378
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A, 4.125%, 12/01/26	No Opt. Call	B-	1,095,050
21,355	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B-	22,092,175
	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Tender Option Bond Trust 2015-XF1026:
3,750	17.986%, 5/01/42 (Pre-refunded 5/01/23), 144A (IF) (5)	5/23 at 100.00	A (7)	5,073,562
1,000	17.986%, 5/01/42 (Pre-refunded 5/01/23), 144A (IF) (5)	5/23 at 100.00	A (7)	1,352,950
1,600	17.986%, 5/01/42 (Pre-refunded 5/01/23), 144A (IF) (5)	5/23 at 100.00	A (7)	2,164,720
1,000	17.986%, 5/01/42 (Pre-refunded 5/01/23), 144A (IF) (5)	5/23 at 100.00	A (7)	1,352,950
40,000	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Fixed Rate Series 2019A, 4.000%, 12/01/49 (UB) (5)	12/29 at 100.00	AA	46,386,400
	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010:
1,045	5.500%, 8/15/40	8/21 at 100.00	Baa2	1,048,898
875	5.500%, 8/15/45	8/21 at 100.00	Baa2	878,194
4,000	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.750%, 4/01/36	4/24 at 102.00	N/R	4,194,080
21,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (AMT)	2/22 at 100.00	CCC+	22,063,515
1,860	Saint Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	8/21 at 100.00	N/R	1,885,370
1,500	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (AMT)	11/23 at 100.00	N/R	1,630,695
18,375	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (AMT) (4)	No Opt. Call	N/R	8,268,750
185	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017B, 7.250%, 12/01/23 (4)	No Opt. Call	N/R	83,250
	Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017:
480	5.100%, 1/01/32	1/23 at 105.00	N/R	495,254
4,560	5.350%, 1/01/38	1/23 at 105.00	N/R	4,701,132

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc, Series 2011:
$5,000	7.750%, 9/01/31 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	5,061,600
5,000	8.000%, 9/01/41 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	5,063,300
3,950	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 4.000%, 1/15/32	1/23 at 100.00	N/R	3,974,371
202,380	Total Indiana			209,725,015
	Iowa – 1.0%
155,120	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	160,060,572
46,775	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	51,233,125
8,525	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	9,403,246
	Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council Bluffs, Inc Project, Series 2018:
750	5.000%, 8/01/38	8/23 at 102.00	N/R	787,710
2,050	5.125%, 8/01/48	8/23 at 102.00	N/R	2,150,963
41,330	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%, 6/01/65	6/31 at 25.58	N/R	7,620,425
4,115	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Senior Class 1 Series 2021A-2, 4.000%, 6/01/49	6/31 at 100.00	BBB+	4,795,374
258,665	Total Iowa			236,051,415
	Kansas – 0.4%
7,140	Leavenworth County Unified School District 464, Tonganoxie, Kansas, General Obligation Bonds, Refunding & Improvement Series 2019A, 4.000%, 9/01/45 (UB) (5)	9/27 at 100.00	A1	8,089,620
2,850	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Series 2017A, 5.000%, 5/15/43	5/27 at 100.00	BB+	3,183,821
	Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1 Special Obligation Series 2006:
609	1.000%, 3/01/21 (4)	No Opt. Call	N/R	280,103
2,911	1.000%, 3/01/26 (4)	7/21 at 100.00	N/R	1,338,894
2,174	Olathe, Kansas, Transportation Development District Sales Tax Revenue Bonds, Gateway Project Area lA, Series 2006, 1.750%, 12/01/28 (4)	7/21 at 100.00	N/R	370,699
2,300	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B, 0.000%, 12/15/34 (4)	12/22 at 100.00	N/R	1,150,000
	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
7,385	4.375%, 12/15/23	12/22 at 100.00	N/R	5,529,076
5,000	5.250%, 12/15/29	12/22 at 100.00	N/R	3,086,150
10,955	6.000%, 12/15/32	12/22 at 100.00	N/R	6,276,667
10,725	Topeka, Kansas, Utility Revenue Bonds, Refunding Series 2018A, 4.000%, 8/01/48 (UB) (5)	8/26 at 100.00	Aa3	11,778,731

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas (continued)
$9,965	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/45 (UB) (5)	9/25 at 100.00	AA-	11,527,113
17,760	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Series 2017A, 4.000%, 3/01/42 (UB) (5)	3/27 at 100.00	AA-	19,869,178
3,462	Wichita, Kansas, Multifamily Housing Revenue Bonds, Buttonwood Tree Apartments Project, Series 2002-I, 7.350%, 12/01/33 (Mandatory Put 7/07/21) (AMT)	No Opt. Call	N/R	3,473,077
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015:
1,000	5.750%, 9/01/32	9/25 at 100.00	N/R	1,019,600
10,845	6.000%, 9/01/35	9/25 at 100.00	N/R	11,056,261
12,055	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 4-Major Multi-Sports Athletic Complex Project, Series 2015, 0.000%, 9/01/34, 144A	No Opt. Call	N/R	3,980,079
107,136	Total Kansas			92,009,069
	Kentucky – 0.4%
3,000	Bell County, Kentucky, Special Assessment Industrial Building Revenue Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40	12/30 at 100.00	N/R	3,208,950
	Campbellsville, Kentucky, Industrial Building Revenue Bonds, Campbellsville University Project, Series 2017:
4,580	5.000%, 3/01/39	3/27 at 100.00	N/R	4,828,786
2,500	4.500%, 3/01/47	3/27 at 100.00	N/R	2,531,025
3,000	City of Hazard KY, 3.000%, 7/01/46 (UB) (WI/DD, Settling 7/01/21) (5)	7/31 at 100.00	A	3,234,480
9,850	Fayette County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2018A, 4.000%, 5/01/38 (UB) (5)	5/26 at 100.00	AA-	11,107,549
3,535	Fort Thomas, Kentucky, Special Obligation Revenue Bonds, Onr Highland Project Series 2020B, 5.500%, 9/01/50	9/30 at 100.00	N/R	3,875,703
5,240	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust 2015-XF1024, 19.130%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	BBB+ (7)	6,805,136
1,000	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Christian Care Communities, Inc Obligated Group, Series 2021, 5.000%, 7/01/50	7/29 at 102.00	N/R	1,026,920
2,500	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.750%, 11/15/45	11/25 at 100.00	N/R	2,582,500
6,760	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa2	7,494,271
22,500	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare, Inc, Series 2020A, 3.000%, 10/01/43 (UB) (5)	10/29 at 100.00	A	23,815,350
4,975	Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series 2020B, 5.500%, 12/01/60	12/30 at 100.00	N/R	5,167,284

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
	University of Louisville, Kentucky, Revenue Bonds, General Reciepts Series 2020A:
$5,945	2.625%, 9/01/46 – AGM Insured (UB) (5)	9/28 at 100.00	A1	6,056,885
7,970	2.750%, 9/01/50 – AGM Insured (UB) (5)	9/28 at 100.00	A1	8,158,889
83,355	Total Kentucky			89,893,728
	Louisiana – 1.0%
36,865	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	39,170,168
4,350	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A, 5.625%, 6/15/48, 144A	6/28 at 100.00	N/R	4,956,303
1,000	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2021, 4.000%, 6/01/51	6/31 at 100.00	N/R	1,055,280
1,250	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Cameron Parish GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A	11/28 at 100.00	N/R	1,514,987
5,595	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint John the Baptist Parish GOMESA Project, Series 2019, 3.900%, 11/01/44, 144A	11/29 at 100.00	N/R	6,079,639
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A	11/28 at 100.00	N/R	3,341,250
3,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Tammany Parish GOMESA Project, Series 2020, 3.875%, 11/01/45, 144A	11/29 at 100.00	N/R	3,706,920
	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018:
2,100	5.375%, 11/01/38, 144A	11/28 at 100.00	N/R	2,500,470
1,785	5.500%, 11/01/39, 144A	11/28 at 100.00	N/R	2,058,873
2,080	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Vermilion Parish GOMESA Project, Green Series 2019, 4.625%, 11/01/38, 144A	11/28 at 100.00	N/R	2,372,802
4,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Student Housing Revenue Bonds, Provident Group - ULM Properties LLC-University of Louisiana at Monroe, 5.000%, 7/01/54, 144A	7/29 at 100.00	Ba3	4,126,280
10,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A, 6.250%, 2/01/47, 144A	2/27 at 100.00	N/R	11,083,300
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake Charles College Prep Project, Series 2019A:
3,315	5.000%, 6/01/49, 144A	6/27 at 100.00	N/R	3,498,651
3,760	5.000%, 6/01/58, 144A	6/27 at 100.00	N/R	3,948,038
4,225	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2021A, 5.250%, 6/01/60, 144A	6/31 at 100.00	N/R	4,642,683
1,480	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Mentorship STEAM Academy, Series 2021A, 5.000%, 6/01/56, 144A	6/31 at 100.00	N/R	1,575,149

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$8,745	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A, 3.000%, 5/15/47 (UB) (5)	5/30 at 100.00	A3	9,365,195
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young Audiences Charter School, Series 2019A:
3,600	5.000%, 4/01/49, 144A	4/27 at 100.00	N/R	3,758,544
3,965	5.000%, 4/01/57, 144A	4/27 at 100.00	N/R	4,119,040
14,855	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)	7/23 at 100.00	N/R	15,957,390
7,500	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2020A, 3.000%, 6/01/50 – AGM Insured (UB) (5)	6/30 at 100.00	AA	8,022,150
5,000	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A, 5.000%, 7/01/56 (UB) (5)	7/26 at 100.00	A3	5,763,950
	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A:
395	7.750%, 12/15/31	12/21 at 100.00	N/R	403,974
7,425	8.000%, 12/15/41	12/21 at 100.00	N/R	7,583,598
	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017:
4,515	5.250%, 10/01/33 (6)	No Opt. Call	BBB	5,126,647
20,000	5.250%, 10/01/46 (6)	10/33 at 100.00	BBB	22,254,800
	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
3,900	8.250%, 12/15/38	12/23 at 100.00	N/R	4,202,562
4,125	8.375%, 12/15/43	12/23 at 100.00	N/R	4,386,649
5,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, 144A (AMT) (4)	No Opt. Call	N/R	50
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015:
5,000	5.000%, 6/01/40 (Pre-refunded 6/01/25) (UB) (5)	6/25 at 100.00	A (7)	5,851,850
8,660	5.000%, 6/01/45 (Pre-refunded 6/01/25) (UB) (5)	6/25 at 100.00	A (7)	10,135,404
	New Orleans, Louisiana, Water Revenue Bonds, Series 2015:
4,000	5.000%, 12/01/40 (Pre-refunded 12/01/25) (UB) (5)	12/25 at 100.00	A- (7)	4,759,680
4,000	5.000%, 12/01/45 (Pre-refunded 12/01/25) (UB) (5)	12/25 at 100.00	A- (7)	4,759,680
11,220	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	15,077,773
	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015:
865	5.250%, 11/15/29	11/24 at 100.00	N/R	955,540
1,000	5.250%, 11/15/37	11/24 at 100.00	N/R	1,083,240
3,865	West Trace Community Development District, Westlake, Louisiana, Special Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46	No Opt. Call	N/R	4,167,088
215,940	Total Louisiana			233,365,597

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maine – 0.0%
$13,115	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 0.000%, 12/15/33, 144A (AMT) (4)	12/26 at 100.00	N/R	7,213,250
4,500	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2019, 0.000%, 6/15/34 (4)	12/26 at 100.00	N/R	2,475,000
3,950	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (AMT)	8/21 at 100.00	B1	3,956,201
21,565	Total Maine			13,644,451
	Maryland – 1.3%
	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014:
1,310	4.900%, 7/01/30	7/24 at 100.00	N/R	1,372,775
1,035	5.125%, 7/01/36	7/24 at 100.00	N/R	1,084,556
1,840	5.250%, 7/01/44	7/24 at 100.00	N/R	1,927,124
9,260	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/46	9/27 at 100.00	CCC	9,772,356
1,500	Baltimore, Maryland, Special Obligation Bonds, Center/West Development Project, Series 2017A, 5.500%, 6/01/43	6/26 at 100.00	N/R	1,608,405
2,040	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A, 5.000%, 9/01/38	9/27 at 100.00	N/R	2,254,649
3,030	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016, 5.125%, 6/01/43	6/26 at 100.00	N/R	3,342,454
2,000	Frederick County, Maryland, Special Obligation Bonds, Urbana Community Development Authority, Refunding Series 2020C, 4.000%, 7/01/50	7/30 at 100.00	N/R	2,288,880
3,770	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B, 4.625%, 7/01/43, 144A	7/30 at 102.00	N/R	4,571,012
	Howard County, Maryland, Special Obligation Bonds, Annapolis Junction Town Center Project, Series 2014:
725	5.800%, 2/15/34	2/24 at 100.00	N/R	749,809
1,000	6.100%, 2/15/44	2/24 at 100.00	N/R	1,032,820
3,150	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A, 4.500%, 2/15/47, 144A	2/26 at 100.00	N/R	3,339,756
29,010	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	8/21 at 100.00	BB-	29,337,233
	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
1,650	0.000%, 12/01/21 (4)	No Opt. Call	N/R	990,000
90,070	5.000%, 12/01/31 (4)	8/21 at 100.00	N/R	54,042,000
4,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (4)	8/21 at 100.00	N/R	2,700,000
	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017:
3,000	4.375%, 7/01/36	1/27 at 100.00	N/R	3,347,640
4,460	4.500%, 7/01/44	1/27 at 100.00	N/R	4,981,017

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$1,000	Maryland Economic Development Corporation, Special Obligation Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/50	9/30 at 100.00	N/R	1,155,380
2,415	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Morgan State University Project, Series 2020, 5.000%, 7/01/56	7/30 at 100.00	BBB-	2,976,560
1,800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascenison Health Alliance Senior Credit Group, Series 2012B, 5.000%, 11/15/51 (Pre-refunded 11/15/21) (UB) (5)	11/21 at 100.00	AA+ (7)	1,832,634
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ascenison Health Alliance Senior Credit Group, Tender Option Bond Trust 2015-XF130:
1,155	21.996%, 11/15/21 (Pre-refunded 1/01/30), 144A (IF) (5)	1/30 at 0.00	AA+ (7)	1,259,701
1,000	21.996%, 11/15/21 (Pre-refunded 1/01/30), 144A (IF) (5)	1/30 at 0.00	AA+ (7)	1,090,650
1,135	21.953%, 11/15/43 (Pre-refunded 11/15/21), 144A (IF)	11/21 at 100.00	AA+ (7)	1,237,683
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A:
1,000	5.125%, 7/01/37, 144A	7/27 at 100.00	N/R	1,112,940
1,800	5.250%, 7/01/47, 144A	7/27 at 100.00	N/R	1,983,384
1,530	5.375%, 7/01/52, 144A	7/27 at 100.00	N/R	1,691,813
20,440	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/42 (UB) (5)	2/25 at 100.00	A	23,526,644
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Series 2017A:
34,180	5.000%, 5/15/45 (UB) (5)	5/27 at 100.00	A	41,852,726
17,070	4.000%, 5/15/47 (UB) (5)	5/27 at 100.00	A	19,224,917
2,495	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health Issue, Tender Option Bond Trust 2015-XF1021, 17.819%, 8/15/42, 144A (IF) (5)	2/25 at 100.00	A	3,999,834
19,710	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Taxable Series 2017D, 4.000%, 7/01/48 (UB) (5)	1/28 at 100.00	A	22,346,607
20,170	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing Bonds, Hillside Senior Living Apartments, Series 2018, 4.950%, 2/01/60 (Mandatory Put 3/01/36), 144A	3/34 at 100.00	N/R	21,889,896
19,970	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44 (UB) (5)	6/25 at 100.00	AA-	23,316,573
5,100	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A	1/26 at 100.00	N/R	5,575,728
	Washington Suburban Sanitary District, Montgomery and Prince George's Counties, Maryland, General Obligation Bonds, Consolidated Public Improvement, Green Second Series 2019B:
1,775	3.000%, 6/01/47 (UB) (5)	6/29 at 100.00	AAA	1,918,012
1,085	3.000%, 6/01/49 (UB) (5)	6/29 at 100.00	AAA	1,170,270
318,180	Total Maryland			307,904,438
	Massachusetts – 0.5%
6,880	Attleboro, Massachusetts, General Obligation Bonds, School Project, Series 2020, 2.625%, 10/15/50 (UB) (5)	10/28 at 100.00	AA	6,988,360

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A:
$1,255	6.000%, 1/01/33 (Pre-refunded 7/01/23)	1/23 at 100.00	N/R (7)	1,397,066
1,245	6.000%, 1/01/33	1/23 at 100.00	N/R	1,338,213
7,500	Massachusetts Development Finance Agency, Revenue Bonds, Merrimack College, Series 2014, 5.125%, 7/01/44	7/24 at 100.00	BBB-	8,395,425
16,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2015-O1, 5.000%, 7/01/45 (UB) (5)	7/25 at 100.00	AA-	18,504,640
15,235	Massachusetts Development Finance Agency, Revenue Bonds, Wellforce Issue, Series 2020C, 3.000%, 10/01/45 – AGM Insured (UB) (5)	10/30 at 100.00	BBB+	16,240,967
13,930	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017B, 4.250%, 7/01/46 (AMT) (UB) (5)	7/26 at 100.00	A	14,892,981
5,000	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue M, Subordinate Series 2021C, 3.000%, 7/01/51 (AMT) (WI/DD, Settling 7/21/21)	7/31 at 100.00	N/R	5,032,800
10,130	Massachusetts Port Authority, Revenue Bonds, Refunding Series 2016B, 4.000%, 7/01/46 (AMT) (UB) (5)	7/26 at 100.00	AA-	11,377,104
15,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2018D, 4.000%, 5/01/48 (UB) (5)	5/28 at 100.00	AA	17,364,000
9,780	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2020C, 3.000%, 3/01/49 (UB) (5)	3/30 at 100.00	AA	10,558,782
7,500	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2021B, 3.000%, 4/01/49 (UB) (5)	4/31 at 100.00	AA	8,164,950
109,455	Total Massachusetts			120,255,288
	Michigan – 1.7%
1,155	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2019, 5.000%, 11/01/44	11/27 at 102.00	BB	1,286,474
1,050	Chandler Park Academy, Michigan, Public School Academy Charter School Revenue Bonds, Series 2005, 5.125%, 11/01/30	7/21 at 100.00	BBB-	1,051,743
1,955	Concord Academy, Boyne City, Michigan, Certificates of Participation, Series 2007, 5.600%, 11/01/36	8/21 at 100.00	N/R	1,946,867
	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007:
2,930	5.000%, 11/01/26	7/21 at 100.00	B	2,930,410
3,750	5.250%, 11/01/31	8/21 at 100.00	B	3,743,775
3,840	5.250%, 11/01/36	8/21 at 100.00	B	3,672,154
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds, Refunding Series 2013:
2,760	6.000%, 10/01/33	10/23 at 100.00	N/R	2,845,532
4,110	6.000%, 10/01/43	10/23 at 100.00	N/R	4,202,064

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Detroit Community High School, Michigan, Public School Academy Revenue Bonds, Series 2005:
$935	5.650%, 11/01/25	7/21 at 100.00	B-	830,682
500	5.750%, 11/01/30	8/21 at 100.00	B-	396,900
2,425	5.750%, 11/01/35	7/21 at 100.00	B-	1,750,559
62,500	Detroit, Wayne County, Michigan, General Obligation Bonds, Financial Recovery Series 2014B-1, 4.000%, 4/01/44	8/21 at 100.00	N/R	61,170,000
	Detroit, Wayne County, Michigan, General Obligation Bonds, Series 2003A:
465	5.250%, 4/01/22	8/21 at 100.00	N/R	465,869
159	5.250%, 4/01/23	8/21 at 100.00	N/R	159,333
3,500	Flint International Academy, Michigan, Public School Academy Revenue Bonds, Series 2007, 5.750%, 10/01/37	7/21 at 100.00	BB	3,505,915
7,365	Grand Traverse County Hospital Finance Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2021, 3.000%, 7/01/51 (UB) (WI/DD, Settling 7/01/21) (5)	7/31 at 100.00	A1	7,858,897
2,700	Kentwood Economic Development Corporation, Michigan, Limited Obligation Revenue Bonds, Holland Home Obligated Group, Refunding Series 2012, 5.625%, 11/15/41	5/22 at 100.00	BBB-	2,786,481
41,005	Michigan Finance Authority, Distributable State Aid Revenue Bonds, Charter County of Wayne Criminal Justice Center Project, Senior Lien Series 2018, 4.000%, 11/01/48 (UB) (5)	11/28 at 100.00	Aa3	47,086,862
3,500	Michigan Finance Authority, Higher Education Limited Obligation Revenue Bonds, Aquinas College Project, Refunding Series 2021, 5.000%, 5/01/46 (WI/DD, Settling 7/21/21)	5/31 at 100.00	N/R	3,816,225
	Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health Care, Refunding Series 2019A:
16,165	4.000%, 2/15/44 (UB) (5)	8/29 at 100.00	A1	18,777,749
5,000	4.000%, 2/15/47 (UB) (5)	8/29 at 100.00	A1	5,787,100
23,700	4.000%, 2/15/50 (UB) (5)	8/29 at 100.00	A1	27,355,014
13,710	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2019A-MI, 3.000%, 12/01/49 (UB) (5)	12/29 at 100.00	AA-	14,619,384
830	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019, 5.000%, 2/01/33	2/27 at 102.00	BB+	939,776
1,495	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Creative Montessori Academy Project, Series 2011, 7.000%, 5/01/31	7/21 at 100.00	BBB-	1,497,960
1,170	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 8.000%, 10/01/40	10/21 at 100.00	BB+	1,184,239
	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Refunding Series 2021:
2,705	4.400%, 4/01/31, 144A	4/28 at 100.00	N/R	2,712,655
4,645	4.900%, 4/01/41, 144A	4/28 at 100.00	N/R	4,657,867
6,510	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	7/21 at 100.00	B	6,510,000
400	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Old Redford Academy Project, Series 2010A, 6.500%, 12/01/40	7/21 at 100.00	BB-	400,604

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$11,000	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	10,528,980
1,000	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 7.000%, 10/01/36	10/21 at 100.00	B	915,910
39,645	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2, 5.000%, 6/01/40	12/30 at 100.00	BBB	51,380,713
5,000	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2006 Sold Tobacco Receipts, Taxable Series 2020B, 0.010%, 6/01/45	No Opt. Call	BBB-	1,425,750
	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2015A:
6,675	4.350%, 10/01/45 (UB) (5)	10/24 at 100.00	AA	7,155,466
13,525	4.600%, 4/01/52 (UB) (5)	10/24 at 100.00	AA	14,546,408
870	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	7/21 at 100.00	N/R	871,583
1,945	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2017, 7.000%, 12/01/46	12/27 at 100.00	N/R	2,160,584
1,505	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	7/21 at 100.00	BBB-	1,508,522
10,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2019-I, 4.000%, 4/15/54 (UB) (5)	10/29 at 100.00	AA-	11,730,500
20,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2020-I, 3.000%, 10/15/51 (WI/DD, Settling 7/14/21)	10/31 at 100.00	AA-	21,466,200
590,580	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series 2008C, 0.010%, 6/01/58	6/33 at 11.41	N/R	29,966,029
3,625	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, First Subordinate Capital Appreciation Series 2007B, 0.000%, 6/01/52	7/21 at 11.09	CCC-	401,142
50,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Capital Appreciation Turbo Term Series 2008B, 0.000%, 6/01/46	7/21 at 12.61	N/R	6,285,000
	Renaissance Public School Academy, Michigan, Public School Academy Revenue Bonds, Series 2012A:
870	5.500%, 5/01/27	5/22 at 100.00	BB	887,235
1,565	6.000%, 5/01/37	5/22 at 100.00	BB	1,597,568
1,385	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB	1,417,894
	Summit Academy North, Michigan, Revenue Bonds, Public School Academy Series 2011:
1,615	7.750%, 5/01/31	7/21 at 100.00	BB	1,622,574
3,460	8.000%, 5/01/41	7/21 at 100.00	BB	3,475,466
2,295	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	8/21 at 100.00	B+	2,298,557
989,494	Total Michigan			407,591,171

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota – 0.7%
	Anoka, Minnesota, Health Care and Housing Facility Revenue Bonds, The Homestead at Anoka, Inc Project, Series 2014:
$1,200	5.375%, 11/01/34	11/24 at 100.00	N/R	1,284,516
1,000	5.125%, 11/01/49	11/24 at 100.00	N/R	1,055,760
	Bethel, Minnesota Charter School Lease Revenue Bonds, Partnership Academy Project, Series 2018A:
3,040	5.000%, 7/01/38	7/26 at 102.00	N/R	3,359,109
1,570	5.000%, 7/01/53	7/26 at 102.00	N/R	1,709,557
	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
750	5.500%, 7/01/40	7/25 at 100.00	N/R	808,688
1,420	5.750%, 7/01/46	7/25 at 100.00	N/R	1,534,353
2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 5.000%, 3/01/39	3/25 at 100.00	BB-	2,117,040
1,870	Chaska, Minnesota, Lease Revenue Bonds, World Learner School Project, Series, 8.000%, 12/01/43	12/21 at 100.00	N/R	1,916,656
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
700	5.000%, 7/01/36	7/24 at 102.00	N/R	766,647
2,510	5.000%, 7/01/47	7/24 at 102.00	N/R	2,720,689
	Columbia Heights, Minnesota, Charter School Lease Revenue Bonds, Prodeo Academy Project, Series 2019A:
6,000	5.000%, 7/01/49	7/27 at 102.00	N/R	6,520,920
2,000	5.000%, 7/01/54	7/27 at 102.00	N/R	2,167,980
	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A:
1,050	5.500%, 7/01/30	7/25 at 100.00	B	1,087,632
6,200	5.875%, 7/01/40	7/25 at 100.00	B	6,412,474
5,000	6.000%, 7/01/45	7/25 at 100.00	B	5,164,500
1,000	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 5.500%, 7/01/50	7/25 at 100.00	BB+	1,124,790
	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Seven Hills Preparatory Academy Project, Series 2017A:
1,000	5.000%, 10/01/37	10/24 at 100.00	N/R	1,048,110
1,700	5.000%, 10/01/49	10/24 at 100.00	N/R	1,769,054
2,000	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2019A, 5.375%, 8/01/50	8/27 at 102.00	BB+	2,312,500
	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A:
2,360	5.000%, 7/01/36	7/26 at 100.00	N/R	2,536,670
4,925	5.000%, 7/01/47	7/26 at 100.00	N/R	5,216,954

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$2,575	Ham Lake, Minnesota Charter School Lease Revenue Bonds, Parnassus Preparatory School Project, Series 2016A, 5.000%, 11/01/47	11/26 at 100.00	BB	2,860,336
2,000	Hayward, Minnesota, Health Care Facilities Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2014, 5.750%, 2/01/44	8/24 at 100.00	N/R	2,035,960
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
810	5.000%, 7/01/34	7/24 at 100.00	BB	864,975
2,965	5.000%, 7/01/44	7/24 at 100.00	BB	3,130,269
1,870	Independence, Minnesota, Charter School Lease Revenue Bonds, Beacon Academy Project, Series 2016A, 5.000%, 7/01/48	7/26 at 100.00	N/R	1,963,874
2,285	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (AMT)	8/21 at 100.00	B1	2,288,587
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship Academy of the Arts Project, Series 2019A:
1,385	5.250%, 12/01/43, 144A	12/27 at 100.00	N/R	1,513,140
2,000	5.250%, 12/01/52, 144A	12/27 at 100.00	N/R	2,168,360
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A:
1,000	5.000%, 7/01/36	7/24 at 102.00	N/R	1,074,010
2,640	5.000%, 7/01/47	7/24 at 102.00	N/R	2,816,510
1,110	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A, 5.000%, 7/01/55	7/30 at 100.00	N/R	1,218,680
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A:
1,080	6.000%, 7/01/32, 144A	7/27 at 100.00	N/R	1,248,923
1,250	6.250%, 7/01/37, 144A	7/27 at 100.00	N/R	1,442,538
5,510	6.500%, 7/01/48, 144A	7/27 at 100.00	N/R	6,332,974
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A:
1,680	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	1,906,111
5,625	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	6,273,337
	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
500	5.000%, 9/01/34	9/24 at 100.00	BB-	531,190
1,840	5.000%, 9/01/44	9/24 at 100.00	BB-	1,932,018
2,000	Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester Math & Science Academy Project, Series 2018A, 5.125%, 9/01/38	9/28 at 100.00	N/R	2,105,720
	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A:
2,025	5.000%, 4/01/36	4/26 at 100.00	N/R	1,923,426
3,085	5.000%, 4/01/46	4/26 at 100.00	N/R	2,800,131

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$2,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/46	12/24 at 100.00	BBB-	2,742,100
21,815	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	24,005,444
1,500	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 5.500%, 7/01/52, 144A	7/27 at 100.00	N/R	1,699,140
9,030	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding Series 2020A, 5.000%, 9/01/55	9/30 at 100.00	BB+	10,768,546
5,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hope Community Academy Project, Series 2020A, 5.000%, 12/01/55	12/28 at 102.00	BB	5,415,950
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Metro Deaf School Project, Series 2018A:
1,200	5.000%, 6/15/38, 144A	6/25 at 100.00	N/R	1,298,112
1,285	5.000%, 6/15/48, 144A	6/25 at 100.00	N/R	1,379,306
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities Academy Project, Series 2015A:
40	5.000%, 7/01/35	7/25 at 100.00	BB	43,590
1,715	5.300%, 7/01/45	7/25 at 100.00	BB	1,904,165
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Twin Cities German Immersion School, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	BB	1,045,810
	Saint Paul Housing and Redevelopment Authority, Minnesota, Collateralized Multifamily Housing Revenue Bonds, Marian Center Project, Series 2007A:
845	5.300%, 11/01/30	8/21 at 100.00	N/R	846,065
1,225	5.375%, 5/01/43	8/21 at 100.00	N/R	1,225,968
2,150	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A, 5.000%, 12/01/43	12/24 at 100.00	BB	2,240,880
6,875	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37, 144A (AMT)	10/22 at 100.00	BBB-	7,033,125
1,000	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 5.125%, 1/01/39	1/23 at 100.00	N/R	1,010,100
4,795	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A, 5.125%, 10/01/48	10/26 at 100.00	N/R	5,113,148
	Spring Lake Park, Minnesota, Charter School Lease Revenue Bonds, Excell Academy for Higher Learning Inc, Series 2019A:
1,125	5.000%, 6/15/49	6/27 at 100.00	N/R	1,243,103
1,595	5.000%, 6/15/54	6/27 at 100.00	N/R	1,757,642
	Stillwater, Minnesota, Multifamily Housing Revenue Bonds, Orleans Homes LP, Series 2007:
985	5.250%, 2/01/27 (AMT)	7/21 at 100.00	N/R	986,655
800	5.500%, 2/01/42 (AMT)	7/21 at 100.00	N/R	800,872

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016:
$315	4.500%, 6/01/36	6/24 at 100.00	N/R	321,889
730	4.750%, 6/01/46	6/24 at 100.00	N/R	747,717
162,055	Total Minnesota			174,694,995
	Mississippi – 0.1%
5,425	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A, 4.250%, 10/15/49 (Mandatory Put 10/15/39), 144A	10/26 at 100.00	N/R	5,246,029
9,250	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2021, 2.375%, 6/01/44 (UB) (5)	6/26 at 100.00	Baa1	9,313,270
1,110	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (AMT)	8/21 at 100.00	N/R	1,111,395
15,785	Total Mississippi			15,670,694
	Missouri – 1.6%
1,000	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 5.250%, 6/01/39	6/24 at 100.00	N/R	1,021,870
7,649	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017B, 5.000%, 11/01/29, 144A	8/21 at 100.00	N/R	6,868,348
165	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	Ba1	182,515
	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006:
302	5.000%, 6/01/21 (4)	6/20 at 100.00	N/R	279,808
3,000	5.000%, 6/01/28 (4)	7/21 at 100.00	N/R	1,560,000
1,900	Hanley/Eager Road Transportation Development District, Missouri, Revenue Bonds, Refunding Series 2016A, 4.000%, 3/01/42	8/21 at 100.00	N/R	1,901,045
	Joplin Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, 32nd Street Place Community Improvement District Project, Series 2021:
800	3.500%, 11/01/40	11/28 at 100.00	N/R	812,400
1,500	4.250%, 11/01/50	11/28 at 100.00	N/R	1,527,360
3,935	Kansas City Industrial Development Authority, Missouri, Revenue Bonds, Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A	9/24 at 103.00	N/R	4,077,054
	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016:
775	5.000%, 4/01/36, 144A	4/26 at 100.00	N/R	821,221
3,140	5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	3,293,703
4,758	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Subordinate Refunding & Improvement Series 2016, 8.000%, 4/15/46, 144A	4/26 at 100.00	N/R	4,857,918

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$1,200	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A, 5.250%, 5/15/42	5/27 at 100.00	BB	1,362,936
1,161	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict A Bonds, Refunding Series 2015A, 5.750%, 4/01/55	8/21 at 100.00	N/R	1,161,856
6,948	Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict B Bonds, Refunding Taxable Series 2015B, 0.000%, 4/01/55	8/21 at 100.00	N/R	1,215,890
	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - CID Special Assessments, Series 2018A:
6,250	6.250%, 4/15/49, 144A	4/28 at 100.00	N/R	6,413,250
2,500	6.625%, 4/15/49, 144A	4/28 at 100.00	N/R	2,575,050
	Lees Summit Industrial Development Authority, Missouri, Special Assessment and Sales Tax Revenue Bonds, Summit Fair Community Improvement District Project, Series 2012:
910	5.000%, 5/01/35	7/21 at 100.00	N/R	910,755
2,365	6.000%, 5/01/42	7/21 at 100.00	N/R	2,367,058
2,500	Lee's Summit, Missouri, Special Obligation Tax Increment and Special District Improvement Bonds, Summit Fair Project, Refunding Series 2017, 4.875%, 11/01/37, 144A	11/27 at 100.00	N/R	2,529,550
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A:
4,200	5.750%, 6/01/35, 144A	6/25 at 100.00	N/R	4,389,336
3,965	6.000%, 6/01/46, 144A	6/25 at 100.00	N/R	4,163,012
7,095	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46, 144A	6/25 at 100.00	N/R	7,384,831
1,000	M150 and 135th Street Transporation Development District, Kansas City, Missouri, Transportation Sales Tax Revenue Bonds, Series 2020A, 4.250%, 10/01/43	10/27 at 100.00	N/R	1,046,690
38,395	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc, Series 2018A, 4.000%, 11/15/48 (UB) (5)	5/28 at 100.00	A+	43,700,421
14,580	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2017D, 4.000%, 1/01/58 (Mandatory Put 1/01/48) (UB) (5)	1/28 at 100.00	AA	16,550,633
12,750	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48 (UB) (5)	11/23 at 100.00	A2	13,892,017
30,120	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2019A, 4.000%, 11/15/49 (UB) (5)	5/29 at 100.00	A2	34,498,544
5,085	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Tender Option Bond Trust 2015-XF1015, 17.774%, 11/15/48, 144A (IF) (5)	11/23 at 100.00	A2	6,906,091
24,945	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C, 4.000%, 11/15/49 (UB) (5)	11/27 at 100.00	A+	28,290,124
35,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53 (UB) (5)	6/30 at 100.00	A+	40,728,100

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mosaic Health System, Series 2019A:
$1,925	4.000%, 2/15/44 (UB) (5)	2/29 at 100.00	A1	2,224,222
9,815	4.000%, 2/15/49 (UB) (5)	2/29 at 100.00	A1	11,282,146
6,580	4.000%, 2/15/54 (UB) (5)	2/29 at 100.00	A1	7,537,061
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A:
9,500	4.000%, 5/15/42 (UB) (5)	5/25 at 102.00	A+	10,589,555
41,750	4.000%, 5/15/48 (UB) (5)	5/25 at 102.00	A+	46,449,380
500	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2021, 3.125%, 5/01/35	5/29 at 100.00	N/R	505,540
1,660	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.375%, 5/01/28	5/23 at 100.00	N/R	1,712,240
3,455	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, O'Fallon Retail Walk Community Improvement District Project, Series 2017A, 6.250%, 12/01/36, 144A	12/26 at 100.00	N/R	3,639,048
3,000	Saint Charles County Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Wentzville Parkway Regional Community Improvement District Project, Series 2019B, 4.250%, 11/01/49, 144A	11/29 at 102.00	N/R	3,135,210
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A:
600	5.000%, 8/15/35	8/25 at 100.00	N/R	633,516
1,800	5.125%, 8/15/45	8/25 at 100.00	N/R	1,885,878
3,215	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.125%, 12/01/45	12/25 at 100.00	N/R	3,506,504
	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A:
1,060	5.250%, 6/15/25	8/21 at 100.00	N/R	1,060,594
5,700	5.350%, 6/15/32	8/21 at 100.00	N/R	5,701,710
1,664	Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson Lofts Project, Series 2007, 3.850%, 9/01/27 (4)	9/21 at 100.00	N/R	366,080
789	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, City Hospital Tax Increment District, Series 2007, 6.000%, 8/23/26	7/21 at 100.00	N/R	790,420
2,437	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	8/21 at 100.00	N/R	1,253,471
1,261	Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block 1859, Grand Avenue/Cozens/Evans Redevelopment Project, Series 2008-A, 6.500%, 12/11/29	8/21 at 100.00	N/R	340,470
5,100	Shrewsbury, Missouri, Tax Increment and Improvement District Revenue Bonds, Kenrick Plaza Redevelopment Project, Series 2016, 4.000%, 5/01/36, 144A	5/25 at 100.00	N/R	5,130,396
475	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Gaslight Square East Project, Series 2006, 5.500%, 1/22/28	9/21 at 100.00	N/R	475,240
2,205	St Louis, Missouri, Tax Increment Financing District Revenue Bonds, Printers Lofts Project, Series 2006, 3.900%, 8/21/26 (4)	No Opt. Call	N/R	441,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$140	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	Ba1	154,514
10,100	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	10,410,575
1,100	Town and Country Crossing Transportation Development District, Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series 2020A, 3.875%, 4/01/47	4/28 at 100.00	N/R	1,119,910
345,724	Total Missouri			367,634,066
	Montana – 0.1%
500	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/37	5/25 at 102.00	N/R	552,615
	Montana Facility Finance Authority:
1,500	4.000%, 6/01/45 (UB) (WI/DD, Settling 7/14/21)	6/31 at 100.00	A	1,778,595
8,570	3.000%, 6/01/50 (WI/DD, Settling 7/14/21)	6/31 at 100.00	A	9,075,287
5,000	3.000%, 6/01/50 (UB) (WI/DD, Settling 7/14/21)	6/31 at 100.00	A	5,336,050
15,570	Total Montana			16,742,547
	Nebraska – 0.2%
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Tender Option Bond Trust 2015-XF1042:
960	17.527%, 11/01/45, 144A (IF) (5)	11/25 at 100.00	A	1,532,237
1,545	17.508%, 11/01/48, 144A (IF) (5)	11/25 at 100.00	A	2,439,771
7,500	University of Nebraska Facilities Corp, 4.000%, 7/15/62 (UB) (5)	7/31 at 100.00	AA	8,919,825
27,420	University of Nebraska Facilities Corporation, Nebraska, Facilities Program Bonds, Green Series 2021B, 3.000%, 7/15/54 (UB) (5)	7/31 at 100.00	AA	29,623,745
9,000	University of Nebraska Facilities Corporation, Nebraska, Facilities Program Bonds, Series 2021A, 3.000%, 7/15/59 (UB) (5)	7/31 at 100.00	AA	9,689,490
46,425	Total Nebraska			52,205,068
	Nevada – 1.4%
	City of Henderson, Nevada, Local Improvement District No T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018:
825	5.000%, 9/01/38	9/28 at 100.00	N/R	945,104
7,945	5.375%, 9/01/48	9/28 at 100.00	N/R	9,111,485
885	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/35	8/25 at 100.00	N/R	968,553
13,039	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2017B, 5.125%, 12/15/37, 144A (AMT)	12/27 at 100.00	N/R	11,667,420
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018:
2,985	5.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	2,709,305
15,720	6.950%, 2/15/38 (AMT), 144A	8/28 at 100.00	N/R	16,352,101

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$9,500	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A	2/31 at 100.00	N/R	9,741,965
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
12,800	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	13,045,105
78,300	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	78,708,726
36,390	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38, 144A (AMT)	8/29 at 100.00	N/R	34,558,491
	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015:
1,000	5.000%, 12/15/35, 144A	12/25 at 100.00	BB	1,124,460
2,520	5.125%, 12/15/45, 144A	12/25 at 100.00	BB	2,797,074
1,500	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/48, 144A	12/25 at 100.00	BB	1,655,070
	Henderson Public Improvement Trust, Nevada, Revenue Bonds, Touro College and Unversity System, Series 2014A:
2,630	5.500%, 1/01/39	7/24 at 100.00	BBB-	2,908,622
3,000	5.500%, 1/01/44	7/24 at 100.00	BBB-	3,301,200
	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B:
1,660	5.000%, 7/01/36 (UB) (5)	7/28 at 100.00	A	2,030,778
1,000	5.000%, 7/01/37 (UB) (5)	7/28 at 100.00	A	1,220,730
1,000	5.000%, 7/01/38 (UB) (5)	7/28 at 100.00	A	1,218,560
5,000	5.000%, 7/01/43 (UB) (5)	7/28 at 100.00	A	6,087,850
55,685	4.000%, 7/01/49 (UB) (5)	7/28 at 100.00	A	63,022,612
1,040	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015, 5.000%, 12/01/35	12/25 at 100.00	N/R	1,150,282
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 26, Series 2017:
455	4.375%, 6/01/42	6/27 at 100.00	N/R	491,992
540	4.500%, 6/01/47	6/27 at 100.00	N/R	584,491
1,500	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 815 Summerlin Village 25, Series 2020, 5.000%, 12/01/49	12/30 at 100.00	N/R	1,725,525
3,000	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement District, Series 2016, 4.375%, 6/15/35, 144A	7/21 at 100.00	N/R	3,001,440
1,555	Mesquite, Nevada, Local Improvement Bonds, Special Improvement District 07-01 Anthem at Mesquite, Refunding Series 2016, 4.250%, 8/01/37	8/26 at 100.00	N/R	1,652,203
	Nevada System of Higher Education, Certificates of Participation, Series 2020A:
5,190	3.000%, 7/01/45 (UB) (5)	7/29 at 100.00	AA-	5,405,177
11,625	3.000%, 7/01/50 (UB) (5)	7/29 at 100.00	AA-	12,054,311

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$1,300	Neveda State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/47, 144A	7/25 at 100.00	BB+	1,419,834
	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017:
2,015	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	2,320,232
4,110	5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	4,660,206
4,095	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	8/21 at 100.00	N/R	3,864,943
148,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018C, 0.010%, 7/01/58, 144A	7/38 at 31.26	N/R	25,655,800
90,000	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Capital Appreciation Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018D, 0.010%, 7/01/58, 144A	7/28 at 13.65	N/R	9,720,900
527,809	Total Nevada			336,882,547
	New Hampshire – 0.1%
	Manchester Housing and Redevelopment Authority, New Hampshire, Revenue Bonds, Series 2000B:
370	0.010%, 1/01/22 – ACA Insured	No Opt. Call	B3	362,770
625	0.010%, 1/01/23 – ACA Insured	No Opt. Call	B3	587,544
50	0.000%, 1/01/25 – ACA Insured	No Opt. Call	B3	43,262
370	0.000%, 1/01/27 – ACA Insured	No Opt. Call	B3	292,725
730	0.000%, 1/01/29 – ACA Insured	No Opt. Call	B3	522,366
3,320	0.000%, 1/01/30 – ACA Insured	No Opt. Call	B3	2,249,765
14,030	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2014B, 4.000%, 8/01/33 (UB) (5)	8/24 at 100.00	A	15,261,694
19,495	Total New Hampshire			19,320,126
	New Jersey – 2.3%
4,920	Atlantic City, Atlantic County, New Jersey, General Obligation Bonds, Tax Appeal Refunding Series 2017A, 5.000%, 3/01/42 – BAM Insured (UB) (5)	3/27 at 100.00	Baa1	5,849,929
7,900	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project, Series 2006A, 5.375%, 11/01/35 (AMT)	7/21 at 100.00	B	7,901,106
2,370	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center Hotel/Conference Center Project, Series 2005A, 5.125%, 1/01/37 (4)	7/21 at 100.00	Caa3	1,581,027
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A:
850	5.625%, 8/01/34, 144A	8/24 at 100.00	N/R	903,814
1,530	5.875%, 8/01/44, 144A	8/24 at 100.00	N/R	1,632,877
1,000	6.000%, 8/01/49, 144A	8/24 at 100.00	N/R	1,070,860

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A:
$1,120	5.000%, 9/01/37, 144A	9/27 at 100.00	BB	1,268,042
2,325	5.125%, 9/01/52, 144A	9/27 at 100.00	BB	2,612,184
	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
1,075	5.000%, 1/01/34	1/24 at 100.00	N/R	1,108,701
1,675	5.250%, 1/01/44	1/24 at 100.00	N/R	1,724,362
2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/47 (UB) (5)	12/27 at 100.00	BBB	3,015,600
	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Juvenile Justice Commission Facilities Project, Series 2018C:
230	5.000%, 6/15/36	12/27 at 100.00	BBB	280,690
6,000	5.000%, 6/15/47 (UB) (5)	12/27 at 100.00	BBB	7,237,440
1,750	New Jersey Economic Development Authority, Natural Gas Facilities Revenue Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011B, 3.000%, 8/01/43 (AMT) (UB) (5)	8/24 at 100.00	A1	1,772,120
9,400	New Jersey Economic Development Authority, Natural Gas Facilities Revenue Bonds, New Jersey Natural Gas Company Project, Refunding Series 2011C, 3.000%, 8/01/41 (AMT) (UB) (5)	8/24 at 100.00	A1	9,537,898
16,950	New Jersey Economic Development Authority, New Jersey, Transit Transportation Project Revenue Bonds, Series 2020A, 4.000%, 11/01/44 (UB) (5)	11/29 at 100.00	BBB	19,555,045
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2015WW:
865	5.250%, 6/15/40 (Pre-refunded 6/15/25) (UB) (5)	6/25 at 100.00	N/R (7)	1,029,731
14,865	5.250%, 6/15/40 (UB) (5)	6/25 at 100.00	BBB	17,338,833
15,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2016AAA, 5.000%, 6/15/41 (UB) (5)	12/26 at 100.00	BBB	17,929,350
8,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42 (UB) (5)	6/27 at 100.00	BBB	9,581,280
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2019LLL:
21,965	4.000%, 6/15/44 (UB) (5)	12/29 at 100.00	BBB	25,407,135
44,360	4.000%, 6/15/49 (UB) (5)	12/29 at 100.00	BBB	51,049,488
	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc Project; Series 2014A:
850	6.000%, 10/01/34, 144A	10/24 at 100.00	BB-	932,986
2,255	6.200%, 10/01/44, 144A	10/24 at 100.00	BB-	2,462,663
22,150	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Refunding Series 2012, 5.750%, 9/15/27 (AMT)	9/22 at 100.00	B	23,100,013
7,390	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1998, 5.500%, 4/01/28 (AMT)	8/21 at 100.00	B	7,418,969

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$3,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999, 5.250%, 9/15/29 (AMT)	8/22 at 101.00	B+	3,701,495
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B:
9,750	5.625%, 11/15/30 (AMT)	3/24 at 101.00	B+	10,945,057
3,000	5.625%, 11/15/30 (AMT)	3/24 at 101.00	B+	3,367,710
2,580	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2003, 5.500%, 6/01/33 (AMT)	6/23 at 101.00	B+	2,820,172
1,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Refunding Series 2011, 6.250%, 7/01/35	8/21 at 100.00	BB+	1,003,290
3,290	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	8/21 at 100.00	BB+	3,300,890
16,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Village Drive Healthcare Urban Renewal LLC, Series 2018, 5.750%, 10/01/38, 144A	10/26 at 102.00	N/R	15,808,800
2,880	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien Series 2017-1A, 4.000%, 12/01/30 (AMT) (UB) (5)	12/26 at 100.00	AA	3,158,986
7,625	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Subordinate Series 2020C, 4.250%, 12/01/50 (AMT) (UB) (5)	12/28 at 100.00	A2	8,071,520
1,230	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2015-XF0151, 7.909%, 12/01/24, 144A (AMT) (IF)	12/23 at 100.00	AA	1,500,969
2,500	New Jersey Higher Education Student Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B, 5.750%, 12/01/39 (AMT)	12/22 at 100.00	A	2,652,200
23,120	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/30 (UB) (5)	6/26 at 100.00	Baa1	27,318,592
2,310	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/34	No Opt. Call	BBB	1,710,278
40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/36 – AMBAC Insured (UB) (5)	No Opt. Call	BBB	28,387,200
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2008A:
3,000	0.000%, 12/15/35	No Opt. Call	BBB	2,154,750
49,200	0.000%, 12/15/38 – BAM Insured (UB) (5)	No Opt. Call	AA	33,257,232
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A:
2,060	0.000%, 12/15/38	No Opt. Call	BBB	1,345,242
71,475	0.000%, 12/15/39 (UB) (5)	No Opt. Call	BBB	45,129,315
14,990	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 4.000%, 12/15/37 – BAM Insured (UB) (5)	12/28 at 100.00	Baa1	17,420,628
40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 4.500%, 6/15/49 (UB) (5)	12/28 at 100.00	BBB	47,008,800

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB:
$11,215	4.000%, 6/15/44 (UB) (5)	12/28 at 100.00	BBB	12,814,820
6,495	3.500%, 6/15/46 (UB) (5)	12/28 at 100.00	BBB	7,013,301
18,975	4.000%, 6/15/50 (UB) (5)	12/28 at 100.00	BBB	21,604,176
22,795	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2020AA, 4.000%, 6/15/50	12/30 at 100.00	BBB	26,487,334
558,285	Total New Jersey			551,284,900
	New Mexico – 0.2%
1,230	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,293,628
650	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 5.750%, 10/01/44	10/25 at 100.00	N/R	684,632
3,785	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32	9/21 at 59.54	N/R	1,963,847
645	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A, 5.900%, 9/01/32	9/25 at 100.00	N/R	671,684
4,455	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C, 5.900%, 9/01/32	No Opt. Call	N/R	4,596,936
2,000	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	2,080,940
5,845	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, Haverland Carter Lifestyle Group, Series 2013, 5.000%, 7/01/42	7/22 at 100.00	BBB-	6,018,597
	Trails Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2008:
700	7.625%, 10/01/23	7/21 at 100.00	N/R	700,287
3,145	7.750%, 10/01/38	8/21 at 100.00	N/R	3,145,283
4,880	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 7.250%, 10/01/43	10/24 at 100.00	N/R	5,130,198
5,000	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A	11/23 at 103.00	N/R	5,170,050
18,307	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40, 144A	7/21 at 102.00	N/R	18,689,616
50,642	Total New Mexico			50,145,698
	New York – 10.3%
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
19,430	0.010%, 7/15/32	No Opt. Call	Ba1	15,046,592
3,470	0.010%, 7/15/35	No Opt. Call	Ba1	2,472,236
10,000	0.000%, 7/15/45	No Opt. Call	Ba1	5,273,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
$200	5.000%, 11/01/39	11/24 at 100.00	BB	218,556
7,645	5.500%, 11/01/44	11/24 at 100.00	BB	8,426,625
	Build New York City Resource Corporation, New York, Revenue Bonds, New World Preparatory Charter School Project, Series 2021A:
735	4.000%, 6/15/51	6/31 at 100.00	N/R	798,467
530	4.000%, 6/15/56	6/31 at 100.00	N/R	573,407
52,665	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	59,513,030
17,240	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.500%, 6/01/55, 144A	12/30 at 100.00	N/R	17,972,183
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1:
5,000	5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	5,421,500
10,000	5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	10,632,400
2,125	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Taxable Series 2020A-2, 5.250%, 6/01/28, 144A	No Opt. Call	N/R	2,182,970
340	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Taxable Series 2020B-2, 5.250%, 6/01/24, 144A	No Opt. Call	N/R	342,717
1,620	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Taxable Series 2020C-2, 5.250%, 6/01/25, 144A	No Opt. Call	N/R	1,636,492
675	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A, 5.000%, 5/01/38	5/23 at 100.00	BBB-	714,629
7,000	Dormitory Authority of the State of New York, Revenue Bonds, Maimonides Medical Center, Series 2020, 3.000%, 2/01/50 (UB) (5)	8/27 at 100.00	AA+	7,375,060
8,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer Center, Series 2017-1, 4.000%, 7/01/47 (UB) (5)	7/27 at 100.00	AA-	9,143,680
43,690	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A, 3.000%, 9/01/50 – AGM Insured (UB) (5)	3/30 at 100.00	A2	46,016,492
	Dormitory Authority of the State of New York, Revenue Bonds, NYU Langone Hospitals Obligated Group, Series 2020A:
63,760	3.000%, 7/01/48 (UB) (5)	7/30 at 100.00	A3	68,558,578
29,115	4.000%, 7/01/53 (UB) (5)	7/30 at 100.00	A3	34,051,739
	Dormitory Authority of the State of New York, Revenue Bonds, Saint Joseph's College, Series 2021:
225	4.000%, 7/01/40	7/30 at 100.00	BBB-	253,411
650	5.000%, 7/01/51	7/30 at 100.00	BBB-	780,943
	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
5,000	5.500%, 12/01/36, 144A	12/26 at 100.00	BB-	5,445,350
4,000	5.500%, 12/01/46, 144A	12/26 at 100.00	BB-	4,307,440

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2017B:
$4,785	4.000%, 2/15/44 (UB) (5)	8/27 at 100.00	Aa2	5,494,855
10,685	4.000%, 2/15/46 (UB) (5)	8/27 at 100.00	Aa2	12,235,821
21,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2018A, 4.000%, 3/15/48 (UB) (5)	9/28 at 100.00	Aa2	24,402,420
22,585	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D, 3.000%, 2/15/49 (UB) (5)	2/30 at 100.00	Aa2	24,116,263
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5:
6,000	3.000%, 3/15/49 (UB) (WI/DD, Settling 7/08/21)	9/30 at 100.00	Aa2	6,431,700
19,000	3.000%, 3/15/50 (UB) (WI/DD, Settling 7/08/21) (5)	9/30 at 100.00	Aa2	20,361,540
7,575	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021A, 3.000%, 3/15/51 (UB) (5)	3/31 at 100.00	AA+	8,110,401
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender Option Bond Trust 2015-XF1030:
2,990	22.583%, 3/15/39, 144A (IF) (5)	3/24 at 100.00	Aa2	4,757,509
4,000	22.612%, 3/15/44, 144A (IF) (5)	3/24 at 100.00	Aa2	6,281,880
7,630	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2017A Group C, 4.000%, 3/15/47 (UB) (5)	3/27 at 100.00	Aa2	8,642,577
7,500	Dormitory Authority of the State of New York, State Sales Tax Revenue Bonds, Series 2018A, 4.000%, 3/15/47 (UB) (5)	3/28 at 100.00	Aa2	8,635,200
2,000	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38	7/21 at 100.00	B-	2,002,880
14,000	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016B, 0.000%, 1/01/45	No Opt. Call	N/R	5,520,340
47,000	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Capital Appreciation Series 2016C, 5.625%, 1/01/55 (6)	1/34 at 100.00	N/R	50,044,190
5,560	Glen Cove Local Economic Assistance Corporation, New York, Revenue Bonds, Garvies Point Public Improvement Project, Current Interest Series 2016A, 5.000%, 1/01/56	1/27 at 100.00	N/R	6,167,152
4,770	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Refunding Series 2020B, 5.660%, 2/01/44	2/30 at 100.00	N/R	5,410,516
9,600	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 6.240%, 2/01/47	2/27 at 100.00	N/R	10,975,392
12,120	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A, 6.760%, 2/01/48	2/28 at 100.00	N/R	14,510,549
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A:
4,460	5.530%, 2/01/40	2/30 at 100.00	N/R	5,115,085
5,880	5.730%, 2/01/50	2/30 at 100.00	N/R	6,733,129

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A:
$2,480	4.450%, 2/01/41	2/30 at 100.00	A2	2,547,580
5,890	4.600%, 2/01/51	2/30 at 100.00	A2	6,032,479
325	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Taxable Series 2021B, 5.000%, 2/01/25	No Opt. Call	A2	327,308
7,635	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Hofstra University Project, Series 2021A, 3.000%, 7/01/51 (UB) (5)	7/31 at 100.00	A	8,260,841
5,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22	6/22 at 100.00	N/R	5,029,800
16,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Climate Bond Certified, Green Series 2017B-1, 4.000%, 11/15/52 (UB) (5)	11/27 at 100.00	AA	17,796,160
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020A-1:
20,000	4.000%, 11/15/50 – AGM Insured (UB) (5)	5/30 at 100.00	A-	23,236,400
7,175	4.000%, 11/15/52 (UB) (5)	5/30 at 100.00	BBB+	8,266,389
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1:
13,000	4.750%, 11/15/45 (UB) (5)	5/30 at 100.00	BBB+	16,013,140
6,000	5.000%, 11/15/50 (UB) (5)	5/30 at 100.00	BBB+	7,489,260
29,825	5.250%, 11/15/55 (UB) (5)	5/30 at 100.00	BBB+	38,122,315
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-2:
13,500	4.000%, 11/15/47 (UB) (5)	11/30 at 100.00	BBB+	15,748,830
33,280	4.000%, 11/15/48 (UB) (5)	11/30 at 100.00	BBB+	38,791,501
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-3:
24,925	4.000%, 11/15/49 (UB) (5)	11/30 at 100.00	BBB+	28,991,763
7,915	4.000%, 11/15/50 (UB) (5)	11/30 at 100.00	BBB+	9,196,122
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2021A-1:
3,740	4.000%, 11/15/46 (UB) (5)	5/31 at 100.00	BBB+	4,392,069
20,000	4.000%, 11/15/47 (UB) (5)	5/31 at 100.00	BBB+	23,472,600
34,400	4.000%, 11/15/48 (UB) (5)	5/31 at 100.00	BBB+	40,330,560
51,230	4.000%, 11/15/49 (UB) (5)	5/31 at 100.00	BBB+	59,935,514
10,790	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Climate Certified Series 2020E, 4.000%, 11/15/45 (UB) (5)	11/30 at 100.00	BBB+	12,615,452
83,625	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Series 2017D, 4.000%, 11/15/42 (UB) (5)	5/28 at 100.00	BBB+	96,193,001
9,800	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013E, 5.000%, 11/15/43 (UB) (5)	11/23 at 100.00	BBB+	10,639,174

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Tender Option Bond Trust 2015-XF1004:
$539	17.856%, 11/15/41 (Pre-refunded 11/15/22), 144A (IF) (5)	11/22 at 100.00	N/R (7)	671,502
1,550	17.856%, 11/15/41 (Pre-refunded 11/15/22), 144A (IF) (5)	11/22 at 100.00	N/R (7)	1,930,538
2,566	17.856%, 11/15/41, 144A (IF) (5)	11/22 at 100.00	BBB+	3,197,298
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
2,890	0.000%, 10/01/21 (4)	No Opt. Call	N/R	2,369,800
18,995	0.000%, 10/01/27 (4)	8/21 at 100.00	N/R	15,575,900
34,160	5.750%, 10/01/37 (4)	8/21 at 100.00	N/R	28,011,200
70,725	5.875%, 10/01/46 (4)	8/21 at 100.00	N/R	57,994,500
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
20,450	3.000%, 1/01/46 – AGM Insured	1/31 at 100.00	BBB	21,981,500
18,390	3.000%, 1/01/46 – AGM Insured (UB) (WI/DD, Settling 7/01/21) (5)	1/31 at 100.00	BBB	19,819,822
13,175	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A, 3.000%, 3/01/49 – AGM Insured (UB) (5)	9/30 at 100.00	BBB+	14,028,872
10,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second General Resolution, Fiscal Series 2012FF, 5.000%, 6/15/45 (UB) (5)	6/22 at 100.00	AA+	10,461,600
	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Tender Option Bond Trust 2015-XF0129:
970	22.095%, 6/15/46, 144A (IF) (5)	6/23 at 100.00	AA+	1,381,522
2,000	22.118%, 6/15/46, 144A (IF) (5)	6/23 at 100.00	AA+	2,849,380
1,320	22.118%, 6/15/46, 144A (IF) (5)	6/23 at 100.00	AA+	1,880,591
3,700	22.784%, 6/15/46, 144A (IF) (5)	6/23 at 100.00	AA+	5,271,353
14,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series DD, 5.000%, 6/15/47 (UB) (5)	12/26 at 100.00	AA+	17,079,020
	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution Revenue Bonds, Tender Option Bond Trust 2015-XF1022:
2,025	22.075%, 6/15/45, 144A (IF) (5)	6/22 at 100.00	AA+	2,491,499
2,265	22.612%, 6/15/45, 144A (IF)	6/22 at 100.00	AA+	2,787,694
400	22.617%, 6/15/45, 144A (IF) (5)	6/22 at 100.00	AA+	492,332
1,600	22.617%, 6/15/47, 144A (IF) (5)	6/23 at 100.00	AA+	2,276,240
	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2015S-2:
2,500	5.000%, 7/15/40 (UB) (5)	7/25 at 100.00	Aa3	2,920,500
5,000	5.000%, 7/15/41 (UB) (5)	7/25 at 100.00	Aa3	5,836,700
10,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 4.000%, 7/15/45 (UB) (5)	1/26 at 100.00	Aa3	11,126,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$21,900	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1, 4.000%, 2/01/44 (UB) (5)	2/27 at 100.00	Aa1	24,786,420
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2018 Series C-3:
4,490	4.000%, 5/01/42 (UB) (5)	5/28 at 100.00	Aa1	5,211,184
5,990	4.000%, 5/01/43 (UB) (5)	5/28 at 100.00	Aa1	6,941,751
22,500	4.000%, 5/01/44 (UB) (5)	5/28 at 100.00	Aa1	26,032,725
39,490	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2020 Subseries B-1, 3.000%, 11/01/47 (UB) (5)	11/29 at 100.00	Aa1	42,604,576
3,060	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 3.000%, 5/01/48 (UB) (5)	11/30 at 100.00	Aa1	3,276,495
35,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries E-1, 3.000%, 2/01/51 (UB) (5)	2/31 at 100.00	Aa1	37,446,150
8,500	New York City, New York, General Obligation Bonds, Fiscal 2018 Series B-1, 4.000%, 10/01/41 (UB) (5)	10/27 at 100.00	AA-	9,816,565
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1:
17,000	4.000%, 3/01/47 (UB) (5)	3/31 at 100.00	AA-	20,222,860
2,610	3.000%, 3/01/51 (UB) (5)	3/31 at 100.00	AA-	2,807,968
23,390	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Senior Lien Series 2016A, 0.010%, 11/15/49	No Opt. Call	A1	11,642,139
10,000	New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2005A, 5.000%, 6/01/42	7/21 at 100.00	B-	10,129,300
75,000	New York Counties Tobacco Trust V, New York, Tobacco Settlement Pass-Through Bonds, SubordinateTurbo CABs, Series 2005-S2, 0.000%, 6/01/50	7/21 at 17.64	N/R	13,020,000
	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project, Tender Option Bond Trust 2015-XF1027:
3,750	17.351%, 11/15/44, 144A (IF) (5)	11/21 at 100.00	A-	3,991,425
2,500	17.351%, 11/15/44, 144A (IF) (5)	11/21 at 100.00	A-	2,660,950
	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bonds Trust 2016-XG0062:
3,750	18.145%, 12/15/41, 144A (IF) (5)	12/21 at 100.00	A+	4,050,750
2,000	18.145%, 12/15/41, 144A (IF) (5)	12/21 at 100.00	A+	2,160,400
2,170	22.550%, 12/15/41, 144A (IF) (5)	12/21 at 100.00	A+	2,387,651
66,715	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	73,939,567
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
18,305	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	20,698,379
37,245	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	42,060,778
109,500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%, 11/15/44, 144A	11/24 at 100.00	N/R	123,068,145

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York State Housing Finance Agency:
$2,740	2.400%, 11/01/41 (UB)	5/30 at 100.00	Aa2	2,734,904
2,285	2.400%, 11/01/41 (UB)	5/30 at 100.00	Aa2	2,284,406
4,085	2.550%, 11/01/46 (UB)	5/30 at 100.00	Aa2	4,071,356
2,545	2.550%, 11/01/46 (UB)	5/30 at 100.00	Aa2	2,536,500
4,355	2.650%, 11/01/51 (UB)	5/30 at 100.00	Aa2	4,348,337
4,965	2.650%, 11/01/51 (UB)	5/30 at 100.00	Aa2	4,947,126
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2019B:
15,405	3.000%, 1/01/53 (UB) (5)	1/30 at 100.00	A-	16,139,048
1,980	3.000%, 1/01/53 (UB) (5)	1/30 at 100.00	A2	2,099,414
19,675	4.000%, 1/01/53 – AGM Insured (UB) (5)	1/30 at 100.00	A2	22,924,326
19,365	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose Group 2, Series 2017C, 4.000%, 3/15/44 (UB) (5)	9/27 at 100.00	Aa2	22,262,779
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2017C:
3,440	4.000%, 3/15/43 (UB) (5)	9/27 at 100.00	Aa2	3,960,678
20,265	4.000%, 3/15/45 (UB) (5)	9/27 at 100.00	Aa2	23,259,154
11,235	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A, 3.000%, 3/15/50 (UB) (5)	9/30 at 100.00	Aa2	12,049,762
6,365	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020C, 3.000%, 3/15/48 (UB) (WI/DD, Settling 7/01/21)	9/30 at 100.00	Aa2	6,837,283
	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020E:
6,135	3.000%, 3/15/47 (UB) (5)	3/30 at 100.00	AA+	6,572,671
14,860	3.000%, 3/15/48 (UB) (5)	3/30 at 100.00	AA+	15,907,927
21,865	3.000%, 3/15/50 (UB) (WI/DD, Settling 7/08/21) (5)	3/30 at 100.00	AA+	23,372,154
	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
4,990	5.000%, 7/01/46 – AGM Insured (AMT) (UB) (5)	7/24 at 100.00	A2	5,659,109
4,740	4.000%, 1/01/51 – AGM Insured (AMT) (UB) (5)	7/24 at 100.00	BBB	5,157,784
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
6,475	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B-	6,498,569
79,570	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B-	79,854,065
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020:
10,845	5.250%, 8/01/31 (AMT)	8/30 at 100.00	B-	13,087,638
6,500	5.375%, 8/01/36 (AMT)	8/30 at 100.00	B-	8,350,550

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$3,200	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2021, 3.000%, 8/01/31 (AMT)	No Opt. Call	B	3,400,448
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020:
3,390	5.000%, 10/01/35 (AMT)	10/30 at 100.00	BB+	4,404,017
34,380	5.000%, 10/01/40 (AMT)	10/30 at 100.00	BB+	43,947,954
41,405	4.375%, 10/01/45 (AMT)	10/30 at 100.00	BB+	49,855,760
12,000	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A, 4.750%, 11/01/42, 144A (AMT)	7/23 at 100.00	B	12,688,920
3,145	Ogdensburg Bridge and Port Authority, New York, Revenue Bonds, Series 2017, 5.750%, 7/01/47, 144A (AMT)	7/27 at 100.00	N/R	3,353,262
4,125	Oneida County Local Development Corporation, New York, Revenue Bonds, Mohawk Valley Health System Project, Series 2019A, 3.000%, 12/01/44 (UB) (5)	12/29 at 100.00	AA	4,361,899
1,720	Otsego County Capital Resource Corporation, New York, Revenue Bonds, Hartwick College Project, Series 2015A, 5.000%, 10/01/45	10/25 at 100.00	Ba3	1,808,408
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eighteen Series 2019:
1,000	5.000%, 11/01/44 (AMT) (UB) (5)	11/29 at 100.00	A+	1,245,890
8,900	5.000%, 11/01/49 (AMT) (UB) (5)	11/29 at 100.00	A+	11,036,000
12,200	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018, 4.000%, 9/01/43 (UB) (5)	9/28 at 100.00	A+	14,264,118
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Fouteen Series 2019, 4.000%, 9/01/39 (AMT) (UB) (5)	9/29 at 100.00	A+	1,183,190
45,765	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twentieth Series 2019, 4.000%, 11/01/59 (AMT) (UB) (5)	11/29 at 100.00	A+	52,841,642
3,815	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Fourth Series 2021, 4.000%, 7/15/61 (UB) (5)	7/31 at 100.00	A+	4,502,883
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-One Series 2020:
5,050	4.000%, 7/15/50 (AMT) (UB) (5)	7/30 at 100.00	A+	5,918,499
3,000	4.000%, 7/15/50 (AMT)	7/30 at 100.00	A+	3,515,940
15,490	4.000%, 7/15/60 (AMT) (UB) (5)	7/30 at 100.00	A+	17,945,939
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Third Series 2021:
1,500	4.000%, 7/15/51 (AMT) (UB) (5)	7/31 at 100.00	A+	1,777,950
8,750	4.000%, 7/15/61 (AMT) (UB) (5)	7/31 at 100.00	A+	10,241,000
635	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (AMT)	8/21 at 100.00	N/R	641,191
2,000	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A, 5.000%, 1/01/33 (AMT)	1/26 at 100.00	CC	2,007,980

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, MTA Bridges & Tunnels, Series 2018A:
$50,335	4.000%, 11/15/47 (UB) (5)	5/28 at 100.00	AA-	58,203,871
19,655	4.000%, 11/15/48 (UB) (5)	5/28 at 100.00	AA-	22,713,908
5,000	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2019C, 3.000%, 11/15/46 (UB) (5)	11/29 at 100.00	AA-	5,364,350
40,925	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	45,165,239
9,000	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc Project, BAN Series 2018, 0.000%, 10/01/23	No Opt. Call	N/R	11,516,040
2,284,945	Total New York			2,426,749,533
	North Carolina – 0.3%
2,735	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2021A, 3.000%, 7/01/46 (UB) (5)	7/31 at 100.00	Aa3	2,969,307
4,710	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Series 2021B, 3.000%, 7/01/46 (AMT) (UB) (5)	7/31 at 100.00	Aa3	5,047,377
680	Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	705,208
1,600	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 5.375%, 3/01/40, 144A	3/25 at 100.00	N/R	1,665,792
2,500	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54 (AMT)	6/25 at 100.00	BBB-	2,753,450
30,275	North Carolina Medial Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2020A, 3.000%, 7/01/45 (UB) (5)	1/30 at 100.00	A2	32,006,730
2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 2015-XF0147, 22.327%, 6/01/42 (Pre-refunded 6/01/22), 144A (IF) (5)	6/22 at 100.00	Aa2 (7)	2,445,580
2,720	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2014A, 5.250%, 1/01/41	1/24 at 100.00	N/R	2,893,182
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Capital Appreciation Series 2019:
5,000	0.000%, 1/01/40 (UB) (5)	1/30 at 74.03	AA+	3,104,800
6,000	0.000%, 1/01/41 (UB) (5)	1/30 at 71.45	AA+	3,586,080
5,150	0.000%, 1/01/42 (UB) (5)	1/30 at 68.97	AA+	2,960,323
4,500	0.000%, 1/01/43 (UB) (5)	1/30 at 66.61	AA+	2,493,090
3,250	0.000%, 1/01/46 (UB) (5)	1/30 at 60.08	AA+	1,614,763
16,000	0.000%, 1/01/48 (UB) (5)	1/30 at 55.97	AA+	7,387,360
2,415	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 2019, 5.000%, 2/01/45 (UB) (5)	No Opt. Call	Aa3	3,667,467
7,223	Winston-Salem, North Carolina, Multifamily Housing Revenue Bonds, Rolling Hills Apartments, Series 2016, 4.400%, 11/01/56 (Mandatory Put 7/01/34)	7/33 at 100.00	N/R	7,818,650
96,758	Total North Carolina			83,119,159

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Dakota – 0.1%
$3,300	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	3,490,344
6,370	North Dakota Public Finance Authority, Capital Financing Program Revenue Bonds, Series 2015C, 5.000%, 6/01/40 (UB) (5)	6/25 at 100.00	AA-	7,322,825
	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013:
3,070	6.250%, 9/01/23 (4)	No Opt. Call	N/R	1,849,675
14,230	7.750%, 9/01/38 (4)	9/23 at 100.00	N/R	8,573,575
26,970	Total North Dakota			21,236,419
	Ohio – 3.8%
2,500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Tender Option Bond Trust 2015-XF2193 Formerly Tender Option Bond Trust 3352, 17.522%, 5/01/42 (Pre-refunded 5/01/22), 144A (IF) (5)	5/22 at 100.00	A+ (7)	2,905,825
1,138,845	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	186,588,365
160,930	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	188,128,779
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
2,405	5.750%, 12/01/34	12/22 at 100.00	N/R	2,439,031
5,035	6.000%, 12/01/43	12/22 at 100.00	N/R	5,106,749
9,490	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28, 144A	No Opt. Call	N/R	10,240,944
2,250	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	8/21 at 100.00	N/R	2,258,167
6,275	Evans Farm New Communty Authority, Ohio, Community Development Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020, 4.000%, 12/01/46	6/29 at 100.00	N/R	6,544,950
15,460	Great Oaks Career Campuses Board of Education, Brown, Butler, Clermont, Clinton, Fayette, Greene, Hamilton, Highland, Madison, Pickaway, Ross and Warren, Ohio, Certificates of Participation, School, 3.000%, 12/01/50 (UB) (5)	12/29 at 100.00	Aa1	16,261,756
13,960	Hamilton County, Ohio, Healthcare Facilities Revenue Bonds, Christ Hospital Project, Series 2012, 5.000%, 6/01/42 (Pre-refunded 6/01/22) (UB) (5)	6/22 at 100.00	A- (7)	14,575,357
18,830	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2020, 4.000%, 9/15/50 (UB) (5)	3/30 at 100.00	A3	21,697,432
3,800	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Tender Option Bond Trust 2015-XF1005, 17.638%, 2/01/44, 144A (IF) (5)	2/24 at 100.00	A3	5,211,244
2,000	Hardin County, Ohio Economic Development Facility Revenue Bonds, Ohio Northern University, Refunding & Improvement Series 2020, 5.500%, 5/01/50	5/27 at 103.00	N/R	2,178,000
2,580	Hilliard Hickory Chase Community Authority, Ohio, Infustructure Improvement Revenue Bonds, Hickory Chase Project, Senior Series 2019A, 5.000%, 12/01/40, 144A	12/29 at 100.00	N/R	2,831,215

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
$150	5.000%, 12/01/22	8/21 at 100.00	N/R	150,279
3,250	5.000%, 12/01/32	7/21 at 100.00	N/R	3,252,177
6,330	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 6.250%, 12/01/33	6/23 at 100.00	N/R	6,501,416
4,855	Lorain County Port Authority, Ohio, Tax Increment Revenue Bonds, North Ridgeville- Riddell Public Improvement Project, Series 2017, 5.750%, 12/01/41, 144A	12/26 at 100.00	N/R	5,225,534
16,000	Miami County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding Improvement Series 2019, 5.000%, 8/01/49 (UB) (5)	8/28 at 100.00	A2	19,742,880
	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021:
1,100	3.000%, 8/01/40 (UB) (5)	2/31 at 100.00	A2	1,182,610
8,000	3.000%, 8/01/51 (UB) (5)	2/31 at 100.00	A2	8,445,600
1,480	4.000%, 8/01/51 (UB) (5)	2/31 at 100.00	A2	1,741,501
11,160	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group, Series 2016, 4.000%, 8/01/47 (UB) (5)	8/26 at 100.00	A2	12,439,494
	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013:
1,860	5.000%, 2/15/27	2/23 at 100.00	Ba2	1,955,381
8,685	5.000%, 2/15/33	2/23 at 100.00	Ba2	9,058,889
16,060	5.000%, 2/15/44	2/23 at 100.00	Ba2	16,667,710
	Northeast Ohio Medical University, General Receipts Bonds, Refunding Series 2021A:
500	3.000%, 12/01/40	12/30 at 100.00	Baa2	525,605
225	4.000%, 12/01/45	12/30 at 100.00	Baa2	257,895
77,813	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (4)	No Opt. Call	N/R	97,266
74,250	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, 144A (AMT)	7/29 at 100.00	B-	84,682,125
18,020	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (4)	No Opt. Call	N/R	22,525
12,750	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21)	No Opt. Call	N/R	12,863,602
29,738	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (4)	No Opt. Call	N/R	37,173
3,570	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (4)	No Opt. Call	N/R	4,463

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$17,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (4)	No Opt. Call	N/R	21,331
5,950	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B, 3.125%, 1/01/34 (4)	No Opt. Call	N/R	7,438
10,125	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (4)	No Opt. Call	N/R	12,656
3,810	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (4)	No Opt. Call	N/R	4,763
7,175	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)	No Opt. Call	N/R	8,969
20,130	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	20,665,055
1,940	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	CCC+	1,988,073
10,500	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Series 2020A, 4.000%, 1/15/50 (UB) (5)	1/30 at 100.00	A	12,133,275
205	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B-	208,378
48,650	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (4)	No Opt. Call	N/R	60,813
36,355	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (4)	No Opt. Call	N/R	45,444
11,290	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33 (4)	No Opt. Call	N/R	14,113
16,065	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)	No Opt. Call	N/R	20,081
24,315	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (4)	No Opt. Call	N/R	30,394
19,175	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33 (4)	No Opt. Call	N/R	23,969
49,675	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (4)	No Opt. Call	N/R	62,094
50,145	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	51,477,854
14,545	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	14,931,606
8,525	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2A Project, Series 2016B, 5.000%, 12/01/46	12/26 at 100.00	N/R	8,944,941

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$17,320	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Development TIF Revenue Bonds, RBM Development - Phase 2B Project, Series 2018A, 6.000%, 12/01/50	12/28 at 100.00	N/R	19,102,228
13,880	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	14,343,731
	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc, Series 2014A:
1,500	6.500%, 7/01/34	7/24 at 100.00	N/R	1,526,025
3,000	6.750%, 7/01/43	7/24 at 100.00	N/R	3,056,760
5,000	7.000%, 7/01/49	7/24 at 100.00	N/R	5,120,150
1,200	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015, 5.500%, 12/01/43	12/24 at 100.00	BB-	1,307,208
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
2,240	5.750%, 12/01/32	12/22 at 100.00	BB-	2,353,680
12,000	6.000%, 12/01/42	12/22 at 100.00	BB-	12,580,320
	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series 2020A:
2,000	6.500%, 12/01/30 (AMT), 144A	12/27 at 103.00	N/R	2,272,920
39,350	7.000%, 12/01/42 (AMT), 144A	12/27 at 103.00	N/R	44,527,279
27,585	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	30,223,781
2,160,871	Total Ohio			898,897,268
	Oklahoma – 0.3%
6,375	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26 (Pre-refunded 8/25/21), 144A	8/21 at 100.00	N/R (7)	6,451,692
1,500	Mannford Public Works Authority, Oklahoma, Revenue Bonds, Capital Improvement Series 2021, 3.250%, 1/01/51	1/29 at 100.00	N/R	1,459,050
5,475	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2019, 4.000%, 9/01/45 (UB) (5)	9/29 at 100.00	Baa1	6,244,292
	Payne County Economic Development Authority, Oklahoma, Revenue Bonds, Epworth Living at the Ranch, Series 2016A:
2,828	0.000%, 11/01/46 (4)	11/26 at 100.00	N/R	14,141
4,149	0.000%, 11/01/51 (4)	11/26 at 100.00	N/R	20,746
2,050	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%, 11/15/45	11/25 at 102.00	BBB-	2,324,782
14,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2000B, 5.500%, 6/01/35 (AMT)	6/23 at 100.00	N/R	15,128,400
5,350	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001A, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	5,781,210

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma (continued)
$16,080	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001B, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	17,376,048
15,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (Mandatory Put 6/01/25) (AMT)	6/25 at 100.00	B-	16,965,300
72,807	Total Oklahoma			71,765,661
	Oregon – 0.2%
4,000	Multnomah-Clackamas Counties School District 10JT Greham-Barlow, Oregon, General Obligation Bonds, Deferred interest Series 2017A, 0.000%, 6/15/36 (5)	6/27 at 67.23	AA+	2,454,600
815	Oregon Facilities Authority, Revenue Bonds, Howard Street Charter School Project, Series 2019A, 5.250%, 6/15/55, 144A	6/27 at 102.00	N/R	892,270
	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A:
670	5.000%, 6/15/39, 144A	6/27 at 102.00	N/R	737,898
1,810	5.000%, 6/15/49, 144A	6/27 at 102.00	N/R	1,973,914
8,590	Oregon Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2015C, 5.000%, 10/01/45 (UB) (5)	10/25 at 100.00	AA-	9,912,774
	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2015A:
550	5.500%, 6/15/35, 144A	6/25 at 100.00	N/R	607,794
1,650	5.750%, 6/15/46, 144A	6/25 at 100.00	N/R	1,813,383
3,625	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 5.250%, 6/15/51	6/25 at 100.00	N/R	3,875,161
9,135	Oregon Health and Science University, Revenue Bonds, Series 2019A, 3.000%, 7/01/49 (UB) (5)	1/30 at 100.00	AA-	9,717,173
3,125	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.375%, 7/01/45	7/25 at 100.00	N/R	3,267,000
	Port of Alsea, Lincoln County, Oregon, General Obligation Bonds, Series 2018:
385	4.000%, 6/15/38	6/28 at 100.00	N/R	427,181
800	4.375%, 6/15/43	6/28 at 100.00	N/R	889,776
2,480	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	8/21 at 100.00	N/R	2,483,894
18,280	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health Projects, Series 2019A, 3.000%, 5/15/49 (UB) (5)	5/29 at 100.00	A+	19,325,067
55,915	Total Oregon			58,377,885
	Pennsylvania – 2.1%
9,735	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27	12/21 at 100.00	B-	9,933,983
12,775	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B-	13,215,993

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carlow University, Series 2011:
$1,250	6.750%, 11/01/31 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	1,276,950
2,500	7.000%, 11/01/40 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	2,555,950
2,905	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 6.000%, 7/15/38	7/23 at 100.00	BB+	3,150,850
10,550	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019, 4.875%, 11/01/24	No Opt. Call	B-	11,522,288
	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds, Executive Education Academy Charter School, Series 2017:
2,400	6.000%, 7/01/37, 144A	7/24 at 100.00	N/R	2,594,160
11,015	6.250%, 7/01/47, 144A	7/24 at 100.00	N/R	11,882,762
5,915	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A	5/31 at 100.00	N/R	7,487,089
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
3,890	5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	4,646,605
15,420	5.375%, 5/01/42, 144A	5/28 at 100.00	N/R	18,293,671
	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A:
4,035	4.375%, 1/01/35 (Mandatory Put 7/01/22)	No Opt. Call	N/R	4,144,913
35,695	3.500%, 4/01/41 (4)	No Opt. Call	N/R	44,619
45,855	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (4)	No Opt. Call	N/R	57,319
46,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (4)	No Opt. Call	N/R	57,500
50,320	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (4)	No Opt. Call	N/R	62,900
9,200	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47	4/31 at 100.00	N/R	9,933,332
17,965	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017, 5.000%, 11/01/47 (UB) (5)	11/27 at 100.00	B+	19,335,909
2,110	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital & Medical Center Project, Tender Option Bonds 3374 As of 6/4/2015 Converted to Trust 2015-XF2049, 21.399%, 11/01/44, 144A (IF) (5)	5/22 at 100.00	B+	2,250,927
1,250	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, US Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	B-	1,275,625

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
$705	5.000%, 12/01/30	12/25 at 100.00	N/R	740,518
680	5.000%, 12/01/35	12/25 at 100.00	N/R	703,895
1,400	5.250%, 12/01/45	12/25 at 100.00	N/R	1,447,208
11,750	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.375%, 10/15/42	10/22 at 100.00	BB	12,272,052
6,000	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2017A, 5.250%, 10/15/47	4/27 at 100.00	BB	6,810,780
	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018:
550	5.000%, 3/01/38, 144A	3/28 at 100.00	N/R	659,654
1,496	5.125%, 3/01/48, 144A	3/28 at 100.00	N/R	1,778,026
3,500	Chester, Delaware County, Pennsylvania, Tax and Revenue Anticipation Notes, Series 2021, 4.500%, 11/30/21, 144A	7/21 at 100.00	N/R	3,501,603
1,595	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/45	7/24 at 100.00	A1	1,796,209
7,775	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2017, 5.125%, 10/15/41, 144A	10/27 at 100.00	BB	8,551,023
6,000	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A	10/28 at 100.00	BB	7,137,600
3,000	Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn Highlands Healthcare, Series 2018, 4.000%, 7/15/43 (UB) (5)	1/28 at 100.00	A-	3,358,050
1,000	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	BB+	1,137,870
	Lehigh County Industrial Development Authority, Charter School Revenue Bonds, Seven Generations Charter School, Series 2021A:
1,775	4.000%, 5/01/41	5/30 at 100.00	BB	1,934,750
2,000	4.000%, 5/01/51	5/30 at 100.00	BB	2,147,640
3,190	Lehigh County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, West Hills Business Center Project, Series 2014, 6.500%, 7/01/32	7/23 at 100.00	N/R	3,336,006
5,738	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	5,974,119
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
15,810	4.000%, 9/01/49 (UB) (5)	9/29 at 100.00	A	18,239,048
8,130	4.000%, 9/01/51 (UB) (5)	9/29 at 100.00	A	9,363,971
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	Ba1	1,131,390

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Mount Lebanon School District, Allegheny County, Pennsylvania, General Obligation Bonds, Tender Option Bonds Trust 2016-XG0063:
$945	18.302%, 2/15/31 (Pre-refunded 8/15/23), 144A (IF) (5)	8/23 at 100.00	Aa1 (7)	1,329,218
1,340	18.333%, 2/15/32 (Pre-refunded 8/15/23), 144A (IF) (5)	8/23 at 100.00	Aa1 (7)	1,885,742
1,410	18.318%, 2/15/33 (Pre-refunded 8/15/23), 144A (IF) (5)	8/23 at 100.00	Aa1 (7)	1,983,771
1,480	18.349%, 2/15/34 (Pre-refunded 8/15/23), 144A (IF) (5)	8/23 at 100.00	Aa1 (7)	2,083,322
1,072	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 1.250%, 12/31/23	7/21 at 100.00	N/R	267,838
361	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 1.250%, 12/31/23 (cash 5.000%, PIK 5.000%)	No Opt. Call	N/R	90,334
4,315	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	4,650,664
30,690	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	33,382,434
30,690	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, 144A (AMT)	6/30 at 100.00	N/R	33,382,434
18,420	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Taxable Series 2020B-2, 10.000%, 12/01/29, 144A	No Opt. Call	N/R	19,306,186
20,520	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (4)	No Opt. Call	N/R	25,650
13,275	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (4)	No Opt. Call	N/R	16,594
23,870	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	CCC+	23,362,524
	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, CarbonLITE P, LLC Project, Series 2019:
48	5.250%, 6/01/26 (AMT), 144A (4)	No Opt. Call	N/R	48,296
445	5.750%, 6/01/36 (AMT), 144A (4)	6/26 at 103.00	N/R	445,012
2,765	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, LaSalle University, Series 2012, 5.000%, 5/01/42	11/22 at 100.00	BB	2,852,236
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health System, Tender Option Bond Trust 2015-XF2189 Formerly Tender Option Bond Trust 3252:
750	21.069%, 8/15/41 (Pre-refunded 8/15/21), 144A (IF) (5)	8/21 at 100.00	N/R (7)	770,198
1,205	21.575%, 8/15/41 (Pre-refunded 8/15/21), 144A (IF) (5)	8/21 at 100.00	N/R (7)	1,238,186

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A:
$1,445	5.000%, 7/01/37	7/27 at 100.00	BB	1,633,847
1,575	5.000%, 7/01/42	7/27 at 100.00	BB	1,764,142
3,605	5.000%, 7/01/49	7/27 at 100.00	BB	4,010,562
842	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown - Morrisville Project, Series 2005A, 5.625%, 7/01/35	7/21 at 100.00	Baa3	861,231
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Alliance for Progress Charter School, Series 2019A:
920	5.000%, 6/15/39	6/26 at 100.00	N/R	1,011,641
1,385	5.000%, 6/15/49	6/26 at 100.00	N/R	1,506,257
11,855	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A	12/27 at 100.00	N/R	12,861,371
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B:
10,915	6.875%, 12/15/35, 144A	12/27 at 100.00	N/R	11,509,103
11,045	7.125%, 12/15/44, 144A	12/27 at 100.00	N/R	11,777,725
2,050	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc - Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33 (Pre-refunded 1/01/23)	1/23 at 100.00	N/R (7)	2,281,998
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Richard Allen Preparatory Charter School, Series 2006:
455	6.050%, 5/01/23	7/21 at 100.00	N/R	455,664
985	6.250%, 5/01/33	7/21 at 100.00	N/R	985,985
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Southwest Leadership Academy, Series 2017:
345	6.470%, 11/01/37	11/27 at 100.00	N/R	381,253
4,785	6.600%, 11/01/47	11/27 at 100.00	N/R	5,277,424
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Tacony Academy Charter School, Series of 2014:
1,000	6.875%, 6/15/33	6/23 at 100.00	BB+	1,107,550
6,070	7.375%, 6/15/43	6/23 at 100.00	BB+	6,736,243
3,380	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, University of the Arts, Series 2017, 5.000%, 3/15/45, 144A	3/28 at 100.00	BB	3,720,603
8,590	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2019D, 3.000%, 9/01/44 – AGM Insured (UB) (5)	9/29 at 100.00	A2	9,303,399
5,000	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2021, 4.000%, 7/01/46 – AGM Insured (AMT)	7/31 at 100.00	A2	5,887,100
875	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017C, 5.300%, 7/01/42	7/22 at 100.00	N/R	879,034

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$3,100	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016, 5.000%, 11/15/32	5/24 at 100.00	BB+	3,301,221
	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016:
2,000	5.000%, 6/01/36	6/26 at 100.00	BB+	2,188,120
5,145	5.000%, 6/01/46	6/26 at 100.00	BB+	5,557,989
23,970	Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan Health Obligated Group, Series 2019A, 4.000%, 6/01/49 (UB) (5)	6/29 at 100.00	Aa3	27,548,721
	Southcentral Pennsylvania General Authority, Revenue Bonds, York Academy Regional Charter School Project, Series 2018A:
8,000	6.000%, 7/15/38, 144A	7/28 at 100.00	N/R	9,506,480
6,000	6.500%, 7/15/48, 144A	7/28 at 100.00	N/R	7,205,040
8,560	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2019, 4.000%, 4/15/54 – BAM Insured (UB) (5)	4/29 at 100.00	A2	9,917,359
661,377	Total Pennsylvania			492,042,458
	Puerto Rico – 7.7%
79,000	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.010%, 5/15/50	8/21 at 15.86	N/R	12,478,050
40,000	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2008A, 0.010%, 5/15/57	8/21 at 6.87	N/R	2,730,000
173,075	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A, 5.000%, 7/01/47, 144A	7/30 at 100.00	N/R	207,518,656
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
7,625	5.500%, 7/01/28	7/22 at 100.00	CCC	8,092,641
2,020	5.250%, 7/01/29	7/22 at 100.00	CCC	2,137,887
8,592	5.000%, 7/01/33	7/22 at 100.00	CCC	9,067,911
13,000	5.125%, 7/01/37	7/22 at 100.00	CCC	13,739,310
43,200	5.750%, 7/01/37	7/22 at 100.00	CCC	45,977,760
40,625	6.000%, 7/01/47	7/22 at 100.00	CCC	43,356,625
10,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012B, 5.350%, 7/01/27	8/21 at 100.00	CCC	10,032,400
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY:
1,225	4.050%, 7/01/40 (4)	8/21 at 100.00	D	1,116,281
95,170	4.050%, 7/01/40 (4)	8/21 at 100.00	D	90,768,387
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD:
4,505	3.957%, 7/01/21 (4)	6/21 at 100.00	D	4,381,112
25	3.957%, 7/01/22 (4)	8/21 at 100.00	D	24,313

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
$2,840	3.941%, 7/01/29 (4)	7/22 at 100.00	D	2,751,250
7,000	3.957%, 7/01/29 (4)	7/22 at 100.00	D	6,807,500
2	3.957%, 7/01/42 (4)	7/22 at 100.00	D	1,863
50,045	3.957%, 7/01/42 (4)	7/22 at 100.00	D	48,668,762
12,855	3.961%, 7/01/42 (4)	7/22 at 100.00	D	12,501,487
3	3.961%, 7/01/42 (4)	7/22 at 100.00	D	2,794
5,845	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 3.999%, 7/01/21 (4)	No Opt. Call	N/R	5,691,569
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT:
7,260	3.957%, 7/01/21 (4)	6/20 at 100.00	N/R	7,033,125
2,040	3.957%, 7/01/21 (4)	6/21 at 100.00	D	1,983,900
5,155	3.957%, 7/01/22 (4)	8/21 at 100.00	D	5,013,237
140	3.957%, 7/01/23 (4)	8/21 at 100.00	D	136,150
805	3.957%, 7/01/25 (4)	8/21 at 100.00	D	782,863
2,215	3.957%, 7/01/27 (4)	8/21 at 100.00	D	2,154,087
19,875	3.957%, 7/01/32 (4)	8/21 at 100.00	D	19,328,437
33,525	3.957%, 7/01/37 (4)	8/21 at 100.00	D	32,603,062
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
1,465	3.999%, 7/01/21 (4)	No Opt. Call	N/R	1,426,544
905	3.957%, 7/01/24 (4)	8/21 at 100.00	D	880,113
2,000	5.250%, 7/01/34 – NPFG Insured	No Opt. Call	D	2,158,980
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
11,270	3.978%, 7/01/21 (4)	6/21 at 100.00	D	10,988,250
3,420	3.978%, 7/01/23 (4)	8/21 at 100.00	D	3,334,500
525	3.978%, 7/01/25 (4)	8/21 at 100.00	D	490,875
845	3.978%, 7/01/26 (4)	8/21 at 100.00	D	823,875
610	3.998%, 7/01/27 (4)	8/21 at 100.00	D	594,750
8,663	3.978%, 7/01/28 (4)	8/21 at 100.00	D	8,446,425
2,620	3.978%, 7/01/29 (4)	8/21 at 100.00	D	2,554,500
2,255	3.978%, 7/01/30 (4)	8/21 at 100.00	D	2,198,625
4,478	3.978%, 7/01/31 (4)	8/21 at 100.00	D	4,366,050

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
$280	3.957%, 7/01/21 (4)	6/21 at 100.00	D	272,300
185	3.957%, 7/01/22 (4)	8/21 at 100.00	D	179,913
1,510	3.895%, 7/01/23 (4)	8/21 at 100.00	D	1,462,813
3,225	3.957%, 7/01/24 (4)	8/21 at 100.00	D	3,136,312
2,000	3.926%, 7/01/25 (4)	8/21 at 100.00	D	1,937,500
810	3.957%, 7/01/25 (4)	8/21 at 100.00	D	787,725
30	3.937%, 7/01/26 (4)	8/21 at 100.00	D	29,063
190	3.978%, 7/01/26 (4)	8/21 at 100.00	D	185,250
3,000	3.978%, 7/01/26 (4)	8/21 at 100.00	D	2,805,000
280	3.957%, 7/01/27 (4)	8/21 at 100.00	D	272,300
8,765	3.978%, 7/01/27 (4)	8/21 at 100.00	D	8,545,875
2,145	3.957%, 7/01/28 (4)	8/21 at 100.00	D	2,086,012
6,105	3.978%, 7/01/28 (4)	8/21 at 100.00	D	5,952,375
1	3.990%, 7/01/28 (4)	8/21 at 100.00	D	905
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
1,960	3.926%, 7/01/25 (4)	8/21 at 100.00	D	1,898,750
215	3.937%, 7/01/26 (4)	8/21 at 100.00	D	208,281
3,025	3.978%, 7/01/26 (4)	8/21 at 100.00	D	2,949,375
405	3.947%, 7/01/27 (4)	8/21 at 100.00	D	392,344
260	3.978%, 7/01/27 (4)	8/21 at 100.00	D	253,500
6,195	3.978%, 7/01/35 (4)	8/21 at 100.00	D	6,040,125
805	4.019%, 7/01/36 (4)	8/21 at 100.00	D	789,906
70,195	5.250%, 7/01/40 (4)	8/21 at 100.00	D	68,440,125

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ:
$60	3.895%, 7/01/21 (4)	No Opt. Call	N/R	57,450
135	3.957%, 7/01/21 (4)	No Opt. Call	N/R	129,938
125	3.957%, 7/01/21 (4)	No Opt. Call	N/R	121,094
475	3.957%, 7/01/21 (4)	No Opt. Call	N/R	456,000
5,690	3.978%, 7/01/21 (4)	6/21 at 100.00	D	5,547,750
1,150	3.978%, 7/01/21 (4)	No Opt. Call	N/R	1,106,875
590	3.978%, 7/01/21 (4)	No Opt. Call	N/R	573,038
4,350	3.978%, 7/01/22 (4)	8/21 at 100.00	D	4,241,250
1,620	3.978%, 7/01/23 (4)	8/21 at 100.00	D	1,579,500
205	3.957%, 7/01/24 (4)	8/21 at 100.00	D	199,363
10,510	3.978%, 7/01/24 (4)	8/21 at 100.00	D	10,247,250
21,180	3.978%, 7/01/25 (4)	8/21 at 100.00	D	20,650,500
210	3.957%, 7/01/26 (4)	8/21 at 100.00	D	204,225
20,560	3.978%, 7/01/26 (4)	8/21 at 100.00	D	20,046,000
215	3.957%, 7/01/28 (4)	8/21 at 100.00	D	209,088
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
8,560	4.123%, 7/01/33 (4)	7/23 at 100.00	D	8,549,300
1,733	4.102%, 7/01/36 (4)	7/23 at 100.00	D	1,659,348
15,615	4.102%, 7/01/36 (4)	7/23 at 100.00	D	15,556,444
4,805	4.123%, 7/01/40 (4)	7/23 at 100.00	D	4,798,994
19,670	4.123%, 7/01/43 (4)	7/23 at 100.00	D	19,645,412
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016D-4-RSA-1, 4.164%, 7/01/21 (4)	No Opt. Call	N/R	1,013,750
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
105	3.999%, 7/01/21 (4)	6/20 at 100.00	N/R	102,244
2,895	3.999%, 7/01/21 (4)	6/21 at 100.00	D	2,829,862
950	3.988%, 7/01/22 (4)	8/21 at 100.00	D	927,438
4,245	3.988%, 7/01/23 (4)	8/21 at 100.00	D	4,144,181
535	3.988%, 7/01/24 (4)	8/21 at 100.00	D	522,294
1,755	3.978%, 7/01/25 (4)	8/21 at 100.00	D	1,711,125
3,485	3.957%, 7/01/28 (4)	8/21 at 100.00	D	3,389,162
13,425	5.250%, 7/01/33 (4)	8/21 at 100.00	D	13,089,375
28,635	3.999%, 7/01/38 (4)	8/21 at 100.00	D	27,990,712
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE:
5,270	4.036%, 7/01/30 (4)	8/21 at 100.00	D	5,026,262
72,345	4.044%, 7/01/32 (4)	8/21 at 100.00	D	68,999,044
34,350	4.061%, 7/01/40 (4)	8/21 at 100.00	D	32,804,250

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$14,525	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 3.990%, 7/01/28 (4)	8/21 at 100.00	D	13,780,594
1,210	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 2.310%, 7/01/39 – FGIC Insured (4)	No Opt. Call	C	1,110,175
33,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2012U, 1.630%, 7/01/42	7/22 at 100.00	D	31,143,750
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
662,523	0.000%, 7/01/46	7/28 at 41.38	N/R	218,705,498
482,005	0.000%, 7/01/51	7/28 at 30.01	N/R	115,416,097
13,563	4.750%, 7/01/53	7/28 at 100.00	N/R	15,441,882
17,377	5.000%, 7/01/58	7/28 at 100.00	N/R	20,072,346
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured Cofina Project Series 2018B-1:
11,648	0.010%, 7/01/46	7/28 at 41.38	N/R	3,845,121
50,220	0.000%, 7/01/51	7/28 at 30.01	N/R	12,025,179
13,165	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.784%, 7/01/58	7/28 at 100.00	N/R	15,026,136
336,512	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2014A, 1.990%, 7/01/35 (4)	8/21 at 100.00	D	279,304,960
	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2012A:
9,000	2.260%, 7/01/39 (4)	7/22 at 100.00	D	7,942,500
7,915	2.260%, 7/01/41	7/22 at 100.00	D	6,658,494
	University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P:
1,930	5.000%, 6/01/22	8/21 at 100.00	C	1,920,350
830	5.000%, 6/01/23	8/21 at 100.00	C	821,700
6,960	5.000%, 6/01/24	8/21 at 100.00	C	6,855,600
7,050	5.000%, 6/01/25	8/21 at 100.00	C	6,909,000
2,105	5.000%, 6/01/26	8/21 at 100.00	C	2,052,375
8,875	5.000%, 6/01/30	8/21 at 100.00	C	8,608,750
	University of Puerto Rico, University System Revenue Bonds, Series 2006Q:
4,695	5.000%, 6/01/22	8/21 at 100.00	C	4,671,525
75	5.000%, 6/01/23	8/21 at 100.00	C	74,250
3,075	5.000%, 6/01/24	8/21 at 100.00	C	3,028,875
1,355	5.000%, 6/01/25	8/21 at 100.00	C	1,327,900
3,345	5.000%, 6/01/26	8/21 at 100.00	C	3,261,375
7,203	5.000%, 6/01/30	8/21 at 100.00	C	6,986,910
4,882	5.000%, 6/01/36	8/21 at 100.00	C	4,735,540
2,809,805	Total Puerto Rico			1,813,626,055

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island – 0.2%
$249,290	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	7/21 at 16.11	CCC-	40,953,361
	South Carolina – 1.5%
	Greenville Hospital System Board of Trustees, South Carolina, Hospital Revenue Bonds, Tender Option Bond Trust 2015-XF-0145:
510	21.282%, 5/30/22, 144A (IF) (5)	1/30 at 0.00	A3	815,016
500	21.444%, 5/30/22, 144A (IF) (5)	1/30 at 0.00	A3	799,150
1,000	21.444%, 5/30/22, 144A (IF) (5)	1/30 at 0.00	A3	1,583,340
	Hardeeville, South Carolina, Special Assessment Revenue Bonds, East Argent Improvement District, Series 2021:
1,000	3.875%, 5/01/41, 144A	5/29 at 100.00	N/R	1,011,420
1,000	4.000%, 5/01/52, 144A	5/29 at 100.00	N/R	1,005,970
2,735	Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut Creek Improvement District, Series 2016A-2, 5.750%, 12/01/46, 144A	12/21 at 110.00	N/R	2,328,524
5,229	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	8/21 at 100.00	N/R	1,098,090
14,058	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/21 (4)	No Opt. Call	N/R	2,952,180
7,775	South Carolina Jobs Economic Development Authority, Educational Facilities Revenue Bonds, Hoese Creek Academy Project, Series 2021A, 5.000%, 11/15/55, 144A	11/26 at 100.00	N/R	7,988,035
10,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Custodial Receipts CR-086, 5.000%, 8/15/36 (Pre-refunded 8/15/26), 144A	8/26 at 100.00	N/R (7)	12,108,100
8,340	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Custodial Receipts CR-087, 5.000%, 8/15/41 (Pre-refunded 8/15/26), 144A	8/26 at 100.00	N/R (7)	10,098,155
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020:
2,160	5.000%, 1/01/40, 144A	1/30 at 100.00	N/R	2,217,888
5,000	5.000%, 1/01/55, 144A	1/30 at 100.00	N/R	5,121,650
1,970	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45, 144A	11/26 at 100.00	N/R	2,349,875
4,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 5.250%, 8/15/46, 144A	2/25 at 100.00	BB+	4,387,000
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
1,370	7.000%, 11/01/33	11/24 at 100.00	N/R	1,539,606
11,515	7.250%, 11/01/45	11/24 at 100.00	N/R	12,856,728
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Columbia College, Refunding Series 2020A, 5.750%, 10/01/45	10/27 at 103.00	N/R	1,077,150
5,870	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, High Point Academy Project, Series 2018A, 5.750%, 6/15/49, 144A	12/26 at 100.00	Ba1	6,810,726

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc, Series 2013:
$750	5.000%, 5/01/43	5/23 at 100.00	N/R	762,938
1,255	5.125%, 5/01/48	5/23 at 100.00	N/R	1,277,389
33,800	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 4.000%, 12/01/44 (UB) (5)	6/30 at 100.00	A+	40,152,372
19,495	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018, 4.000%, 11/01/48 (UB) (5)	5/28 at 100.00	AA-	22,228,199
	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Prisma Health Obligated Group, Series 2018A:
9,985	5.000%, 5/01/43 (UB) (5)	5/28 at 100.00	A3	12,072,564
8,560	5.000%, 5/01/48 (UB) (5)	5/28 at 100.00	A3	10,265,152
	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B:
6,780	5.000%, 12/01/46 (UB) (5)	12/26 at 100.00	A-	8,158,849
7,770	5.000%, 12/01/56 (UB) (5)	12/26 at 100.00	A-	9,278,312
1,700	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Refunding Series 2012D, 5.000%, 12/01/43 (Pre-refunded 6/01/22) (UB) (5)	6/22 at 100.00	A- (7)	1,775,735
28,660	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50 (UB) (5)	6/25 at 100.00	A-	33,039,821
10,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/46 (UB) (5)	12/24 at 100.00	A-	11,401,400
2,185	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48 (UB) (5)	12/23 at 100.00	A-	2,415,124
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A:
2,575	5.000%, 12/01/49 (UB) (5)	6/24 at 100.00	A-	2,883,923
68,695	5.500%, 12/01/54 (UB) (5)	6/24 at 100.00	A-	77,788,844
4,970	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E, 5.250%, 12/01/55 (UB) (5)	12/25 at 100.00	A-	5,866,240
17,625	South Carolina State Ports Authority, Revenue Bonds, Series 2019B8, 4.000%, 7/01/49 (AMT) (UB) (5)	7/29 at 100.00	A+	20,183,974
7,895	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-2, 5.750%, 12/01/42	8/21 at 100.00	N/R	7,903,053
3,580	Walnut Creek Improvement District, Lancaster County, South Carolina, Assessment Revenue Bonds, Series 2016A-3, 5.330%, 12/01/41	8/21 at 100.00	N/R	3,583,652
321,312	Total South Carolina			349,186,144
	South Dakota – 0.0%
1,550	Lincoln County, South Dakota, Economic Development Revenue Bonds, The Augustana College Association Project, Series 2021A, 4.000%, 8/01/61	8/31 at 100.00	BBB-	1,718,485
6,400	Lower Brule Sioux Tribe, South Dakota, Tribal Purpose Refunding Bonds, Series 2014C, 6.000%, 3/01/32, 144A	3/24 at 100.00	N/R	5,878,902
7,950	Total South Dakota			7,597,387

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee – 1.3%
$2,000	Blount County Health and Educational Facilites Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc, Series 2016A, 5.000%, 1/01/47	1/25 at 102.00	N/R	1,663,360
	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B:
1,905	0.000%, 12/01/24, 144A	No Opt. Call	N/R	1,645,253
815	0.000%, 12/01/25, 144A	No Opt. Call	N/R	671,095
845	0.000%, 12/01/26, 144A	No Opt. Call	N/R	663,376
16,665	0.000%, 12/01/31, 144A	No Opt. Call	N/R	9,843,516
	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A:
6,650	5.000%, 12/01/35, 144A	12/26 at 100.00	N/R	6,636,168
7,220	5.125%, 12/01/42, 144A	12/26 at 100.00	N/R	7,066,575
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Catholic Health Initiatives, Tender Option Bond 2015-XF1023:
2,545	19.120%, 1/01/40 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	BBB+ (7)	3,296,818
865	19.103%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	BBB+ (7)	1,120,287
2,500	19.130%, 1/01/45 (Pre-refunded 1/01/23), 144A (IF) (5)	1/23 at 100.00	BBB+ (7)	3,238,900
64,160	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 4.000%, 7/01/40 (UB) (5)	7/28 at 100.00	A-	73,540,834
2,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	A-	2,083,440
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
7,230	5.250%, 5/01/25, 144A (4)	11/24 at 100.00	N/R	3,000,450
59,375	6.000%, 5/01/34, 144A (4)	11/24 at 100.00	N/R	24,640,625
4,485	Memphis Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Serenity Towers Apartments, Series 2014A, 5.875%, 3/01/44	3/24 at 100.00	CCC	4,603,852
	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A:
4,405	5.500%, 7/01/37	7/27 at 100.00	N/R	4,458,609
5,150	5.625%, 1/01/46	7/27 at 100.00	N/R	5,219,576
13,790	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.625%, 6/15/47, 144A (4)	6/27 at 100.00	N/R	8,274,000
1,235	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017B, 0.000%, 6/15/22, 144A (4)	No Opt. Call	N/R	741,000
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E:
3,975	5.250%, 6/01/47, 144A	6/26 at 100.00	N/R	4,388,320
3,250	5.375%, 6/01/52, 144A	6/26 at 100.00	N/R	3,598,562

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$16,615	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46 (UB) (5)	7/26 at 100.00	A3	19,803,751
19,965	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2017A, 5.000%, 7/01/48 (UB) (5)	7/27 at 100.00	A3	24,254,081
	New Memphis Arena Public Building Authority, Memphis and Shelby County, Tennessee, Local Government Public Improvement Bonds, Capital Appreciation Series 2021:
1,325	0.010%, 4/01/41 (WI/DD, Settling 7/01/21)	4/31 at 79.40	AA	842,528
1,375	0.010%, 4/01/42 (WI/DD, Settling 7/01/21)	4/31 at 77.25	AA	847,083
1,525	0.010%, 4/01/43 (WI/DD, Settling 7/01/21)	4/31 at 75.19	AA	911,401
1,525	0.010%, 4/01/44 (WI/DD, Settling 7/01/21)	4/31 at 73.15	AA	884,287
1,625	0.010%, 4/01/45 (WI/DD, Settling 7/01/21)	4/31 at 71.11	AA	913,478
1,500	0.010%, 4/01/46 (WI/DD, Settling 7/01/21)	4/31 at 69.30	AA	820,005
1,450	Shelby County Health, Educational and Housing Facility Board, Tennessee, Fixed Rate Revenue Bonds, Trezevant Manor, Refunding Series 2013A, 5.375%, 9/01/41	9/23 at 100.00	N/R	1,330,941
	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A:
18,170	7.375%, 6/01/37, 144A (4)	6/27 at 100.00	N/R	5,451,000
17,235	7.500%, 6/01/47, 144A (4)	6/27 at 100.00	N/R	5,170,500
46,300	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	56,687,405
11,580	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc Project, Series 2015A, 5.500%, 1/01/46	8/21 at 100.00	N/R	10,663,790
351,255	Total Tennessee			298,974,866
	Texas – 4.3%
4,000	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Area 1 Project, Series 2019, 6.500%, 9/01/48, 144A	9/29 at 100.00	N/R	4,727,040
3,000	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Major Improvement Area Project, Series 2019, 6.750%, 9/01/48, 144A	9/29 at 100.00	N/R	3,539,790
4,235	Anson Education Facilities Corporation, Texas, Education Revenue Bonds, Arlington Classics Academy, Series 2016A, 5.000%, 8/15/45	8/26 at 100.00	BBB-	4,711,310
	Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle Public Improvement District 1 Project, Series 2017:
750	5.000%, 9/01/37	9/27 at 100.00	N/R	856,845
1,470	5.250%, 9/01/47	9/27 at 100.00	N/R	1,671,640
	Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of Argyle Public Improvement District Project, Series 2018:
2,100	5.125%, 9/01/38, 144A	9/28 at 100.00	N/R	2,437,281
3,905	5.250%, 9/01/47, 144A	9/28 at 100.00	N/R	4,489,500
9,520	Arlington Higher Education Finance Corp, 3.000%, 8/15/56 (UB) (5)	8/31 at 100.00	Aaa	10,120,807

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,500	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51	6/26 at 100.00	N/R	1,587,480
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
490	5.000%, 6/15/36	8/21 at 100.00	BB	491,397
1,245	5.000%, 6/15/46	7/21 at 100.00	BB	1,248,187
9,545	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Responsive Education Solutions, Series 2021A, 3.000%, 8/15/51 (UB) (5)	8/31 at 100.00	AAA	10,227,658
4,035	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Riverwalk Education Foundation, Series 2019, 3.000%, 8/15/54 (UB) (5)	8/29 at 100.00	AAA	4,268,425
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A:
1,000	5.000%, 8/15/38	8/27 at 100.00	N/R	1,119,320
1,800	5.000%, 8/15/48	8/27 at 100.00	N/R	1,983,960
900	5.000%, 8/15/53	8/27 at 100.00	N/R	989,352
2,720	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 4.625%, 8/15/46	8/21 at 100.00	BB	2,734,389
6,160	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45	9/23 at 103.00	N/R	6,626,250
	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2 Project, Series 2018:
1,000	5.750%, 9/01/33, 144A	9/23 at 103.00	N/R	1,095,530
3,775	6.125%, 9/01/45, 144A	9/23 at 103.00	N/R	4,144,044
5,235	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40	9/23 at 103.00	N/R	5,620,401
3,800	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn Ridge South Public Improvement District Project, Series 2017, 6.200%, 9/01/47, 144A	9/27 at 100.00	N/R	4,477,122
6,955	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Estancia Hill Country Public Improvement District, Series 2013, 6.000%, 11/01/28	11/23 at 100.00	N/R	7,257,195
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phase 1 Project, Series 2018:
1,690	5.125%, 9/01/38, 144A	9/28 at 100.00	N/R	1,969,610
4,230	5.250%, 9/01/47, 144A	9/28 at 100.00	N/R	4,883,450
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phases 2-7 Major Improvement Project, Series 2018:
4,230	5.500%, 9/01/38, 144A	9/28 at 100.00	N/R	5,033,023
7,480	5.625%, 9/01/48, 144A	9/28 at 100.00	N/R	8,816,078
6,000	Celina, Texas, Special Assessment Revenue Bonds, Columns Public Improvement District Project, Series 2018, 6.250%, 9/01/48, 144A	9/28 at 100.00	N/R	6,994,500

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014:
$1,445	6.625%, 9/01/32	9/22 at 103.00	N/R	1,522,438
3,385	7.000%, 9/01/40	9/22 at 103.00	N/R	3,562,509
3,735	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1B Project, Series 2018, 5.250%, 9/01/44, 144A	9/28 at 100.00	N/R	4,325,093
	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014:
2,025	7.250%, 9/01/32	9/22 at 103.00	N/R	2,117,522
3,500	7.625%, 9/01/40	9/22 at 103.00	N/R	3,659,180
5,000	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 Project, Series 2018, 5.625%, 9/01/48, 144A	9/28 at 100.00	N/R	5,832,850
	Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek Public Improvement District Phase 1 Project, Series 2021:
500	4.250%, 9/01/41, 144A	9/31 at 100.00	N/R	509,490
800	4.500%, 9/01/50, 144A	9/31 at 100.00	N/R	815,000
	Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek Public Improvement District Phase 2-3 Major Improvement Project, Series 2021:
350	5.250%, 9/01/41, 144A	9/31 at 100.00	N/R	356,321
640	5.500%, 9/01/50, 144A	9/31 at 100.00	N/R	649,402
1,000	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016, 5.250%, 9/01/46	9/26 at 100.00	N/R	1,116,880
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1B, Series 2018:
325	5.375%, 9/01/38, 144A	9/28 at 100.00	N/R	385,223
415	5.500%, 9/01/46, 144A	9/28 at 100.00	N/R	487,256
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Project, Series 2018:
1,120	5.625%, 9/01/38	9/28 at 100.00	N/R	1,325,632
1,700	5.750%, 9/01/47	9/28 at 100.00	N/R	1,998,843
	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015:
1,750	6.000%, 9/01/30	9/22 at 103.00	N/R	1,834,892
4,950	6.250%, 9/01/40	9/22 at 103.00	N/R	5,188,342
3,115	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	3,377,626
1,245	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/46	9/27 at 100.00	N/R	1,332,698
5,745	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45	3/23 at 103.00	N/R	6,067,180
10,250	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40	3/23 at 103.00	N/R	10,804,422

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016:
$700	5.000%, 9/01/36, 144A	9/22 at 103.00	N/R	739,074
1,650	5.250%, 9/01/46, 144A	9/22 at 103.00	N/R	1,740,981
520	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 3-4 Project, Series 2020, 4.000%, 9/01/50, 144A	9/30 at 100.00	N/R	548,163
1,500	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45	9/24 at 100.00	N/R	1,587,375
7,350	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2021B, 4.000%, 1/01/51 (UB) (5)	1/31 at 100.00	Baa1	8,617,654
	City of Shenandoah, Montgomery County, Texas, Special Assessment Revenue Bonds, Metropark Public Improvement District, Series 2018:
1,835	5.600%, 9/01/38	9/28 at 100.00	N/R	2,140,417
2,940	5.700%, 9/01/47	9/28 at 100.00	N/R	3,388,909
9,865	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, International Leadership of Texas, Series 2021, 3.000%, 8/15/51 (UB) (5)	8/31 at 100.00	Aaa	10,644,927
	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016:
1,445	6.250%, 9/01/35	9/23 at 103.00	N/R	1,591,162
3,395	6.500%, 9/01/46	9/23 at 103.00	N/R	3,735,179
1,200	Comal County, Texas, Special Assessment Revenue Bonds, Crossings Public Improvement District, Series 2017, 5.000%, 9/01/46	9/27 at 100.00	N/R	1,326,696
	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, Crandall Carwright Ranch Public Improvement District Improvement Area 1 Project, Series 2021:
205	4.000%, 9/15/31, 144A	No Opt. Call	N/R	205,707
1,100	4.250%, 9/15/41, 144A	9/31 at 100.00	N/R	1,098,460
1,000	4.500%, 9/15/51, 144A	9/31 at 100.00	N/R	1,004,000
	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, Crandall Carwright Ranch Public Improvement District Improvement Area Project, Series 2021:
750	5.000%, 9/15/41, 144A	9/31 at 100.00	N/R	748,995
1,000	5.250%, 9/15/51, 144A	9/31 at 100.00	N/R	1,003,830
6,050	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H Wood Jr Public Charter District, Inspire Academies, Series 2013A, 6.500%, 8/15/43 (Pre-refunded 8/15/23)	8/23 at 100.00	BBB- (7)	6,812,905
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
820	6.625%, 9/01/31	9/23 at 100.00	N/R	911,930
7,010	6.375%, 9/01/42	9/23 at 100.00	N/R	7,770,375
9,175	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB-	10,241,043
1,740	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Refunding Series 2021, 4.000%, 9/01/43, 144A	9/31 at 100.00	N/R	1,792,739

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Fort Bend County, Texas, Toll Road Revenue Bonds, Senior Lien Series 2021:
$3,305	3.000%, 3/01/46 – BAM Insured (UB) (WI/DD, Settling 7/13/21) (5)	3/31 at 100.00	A2	3,569,764
5,530	3.000%, 3/01/51 – BAM Insured (UB) (WI/DD, Settling 7/13/21) (5)	3/31 at 100.00	A2	5,923,349
	Fort Bend Grand Parkway Toll Road Authority:
6,995	3.000%, 3/01/46 (UB) (WI/DD, Settling 7/20/21)	3/31 at 100.00	Aa1	7,541,659
6,690	3.000%, 3/01/51 (UB) (WI/DD, Settling 7/20/21)	3/31 at 100.00	Aa1	7,146,994
10,000	Godley Independent School District, Texas, General Obligation Bonds, School Building Series 2021, 3.000%, 2/15/46 (WI/DD, Settling 7/27/21)	2/31 at 100.00	Aaa	10,822,000
28,985	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Refunding First Tier Series 2020C, 3.000%, 10/01/50 (UB) (5)	4/30 at 100.00	A2	30,873,083
2,530	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)	8/21 at 100.00	B3	2,533,997
2,500	Harris County Cultural Education Facilities Finance Corporation, Texas, First Mortgage Revenue Bonds, Brazos Presbyterian Homes, Inc Project, Series 2013B, 7.000%, 1/01/43 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB- (7)	2,747,625
600	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A, 0.000%, 11/15/53 – AGM Insured	11/31 at 33.96	A2	142,944

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
$1,400	0.000%, 11/15/23 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	1,383,858
475	0.000%, 11/15/23 – NPFG Insured	No Opt. Call	BB+	455,402
2,270	0.000%, 11/15/25 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	2,195,022
13,760	0.000%, 11/15/25 – NPFG Insured	No Opt. Call	BB+	12,522,563
520	0.000%, 11/15/26 (ETM)	No Opt. Call	Baa2 (7)	494,988
4,400	0.000%, 11/15/26	No Opt. Call	BB+	3,884,804
355	0.000%, 11/15/27 (ETM)	No Opt. Call	Baa2 (7)	331,251
4,645	0.000%, 11/15/27	No Opt. Call	BB+	3,965,344
480	0.000%, 11/15/28 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	439,810
11,595	0.000%, 11/15/28 – NPFG Insured	No Opt. Call	BB+	9,538,975
125	0.000%, 11/15/29 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	112,245
10,400	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	BB+	8,221,200
2,070	0.000%, 11/15/30 – NPFG Insured (ETM)	No Opt. Call	Baa2 (7)	1,824,808
12,645	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	BB+	9,595,405
5,000	0.010%, 11/15/31 – NPFG Insured	No Opt. Call	BB+	3,646,700
1,910	0.000%, 11/15/32 – NPFG Insured	11/31 at 94.05	BB+	1,305,065
2,075	0.010%, 11/15/34 – NPFG Insured	11/31 at 83.17	BB+	1,248,569
35	0.000%, 11/15/35	11/31 at 78.18	BB+	19,768
4,160	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	BB+	2,208,960
1,525	0.010%, 11/15/37 – NPFG Insured	11/31 at 69.08	BB+	758,230
1,930	0.010%, 11/15/38 – NPFG Insured	11/31 at 64.91	BB+	899,843
1,130	0.010%, 11/15/39 – NPFG Insured	11/31 at 60.98	BB+	493,369
10,045	0.010%, 11/15/40 – NPFG Insured	11/31 at 57.27	BB+	4,110,012
17,665	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	BB+	6,778,590
1,500	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2020A, 3.125%, 11/15/56 – AGM Insured	11/30 at 100.00	A2	1,609,335
1,840	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior Lien Series 2001G, 0.010%, 11/15/41 – NPFG Insured	11/31 at 53.78	BBB	713,313

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3:
$100	0.010%, 11/15/31 – NPFG Insured	11/24 at 66.52	BB	60,806
605	0.000%, 11/15/32 – NPFG Insured	11/24 at 62.71	BB	346,447
1,420	0.000%, 11/15/33 – NPFG Insured	11/24 at 59.10	BB	765,636
25	0.000%, 11/15/34 – NPFG Insured (Pre-refunded 11/15/24)	11/24 at 55.69	Baa2 (7)	13,645
190	0.000%, 11/15/34 – NPFG Insured	11/24 at 55.69	BB	96,438
555	0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	BB	265,140
3,535	0.000%, 11/15/38 – NPFG Insured (Pre-refunded 11/15/24)	11/24 at 43.83	Baa2 (7)	1,518,283
6,465	0.000%, 11/15/38 – NPFG Insured	11/24 at 43.83	BB	2,572,100
8,430	0.000%, 11/15/39 (Pre-refunded 11/15/24)	11/24 at 41.26	Baa2 (7)	3,408,586
9,245	0.000%, 11/15/39	11/24 at 41.26	BB	3,459,109
	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A:
1,180	0.000%, 11/15/34 – NPFG Insured	11/30 at 78.27	A2	711,398
27,155	0.000%, 11/15/38 – NPFG Insured	11/30 at 61.17	A2	12,663,191
8,805	0.000%, 11/15/40 – NPFG Insured	11/30 at 54.04	A2	3,610,050
1,025	Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public Improvement District 5 Improvement Area 1 Project, Series 2019, 4.125%, 9/01/39, 144A	9/29 at 100.00	N/R	1,129,755
9,190	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	9,601,896
6,805	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	7/21 at 100.00	N/R	6,817,113
	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2021A:
5,500	4.000%, 7/01/46 (AMT) (UB) (5)	7/31 at 100.00	A1	6,487,910
1,000	4.000%, 7/01/48 (AMT) (UB) (5)	7/31 at 100.00	A1	1,177,580
8,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc - Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (AMT)	7/21 at 100.00	B	8,051,520
	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1:
5,000	5.000%, 7/15/30 (AMT)	7/25 at 100.00	B	5,634,300
595	5.000%, 7/15/35 (AMT)	7/25 at 100.00	B	662,211
1,000	Hutto, Texas, Special Assessment Revenue Bonds, Emory Crossing, Public Improvement Area 1 Project Series 2021, 4.000%, 9/01/56, 144A	9/29 at 100.00	N/R	1,022,340
5,090	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (7)	5,459,738

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Justin, Denton County, Texas, Special Assessment Revenue Bonds, Timberbrook Public Improvement District 1 Improvement Area 1 Project, Series 2018:
$1,315	5.000%, 9/01/38, 144A	9/28 at 100.00	N/R	1,495,155
1,175	5.375%, 9/01/38, 144A	9/28 at 100.00	N/R	1,352,825
1,930	5.125%, 9/01/47, 144A	9/28 at 100.00	N/R	2,176,615
1,770	5.500%, 9/01/47, 144A	9/28 at 100.00	N/R	2,018,968
2,500	Lago Vista, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Major Improvement Area Project, Series 2020B, 4.875%, 9/01/50, 144A	9/30 at 100.00	N/R	2,669,275
1,200	Lake Houston Redevelopment Authority, Texas, Tax Increment Contract Revenue Bonds, Series 2021, 3.000%, 9/01/47	9/31 at 100.00	BBB-	1,247,124
1,015	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Area 1 Project, Series 2019, 4.250%, 9/15/39, 144A	9/29 at 100.00	N/R	1,117,464
1,270	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Major Improvement Area Project, Series 2019, 5.000%, 9/15/49, 144A	9/29 at 100.00	N/R	1,421,079
2,730	Leander, Texas, Special Assessment Revenue Bonds, Crystal Springs Public Improvement District Project, Series 2018, 5.300%, 9/01/48, 144A	9/28 at 100.00	N/R	2,880,123
1,100	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Northern Improvement Area Major Improvement Project, Series 2017, 5.375%, 9/01/47, 144A	9/26 at 100.00	N/R	1,151,051
3,900	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 5.000%, 9/01/47, 144A	9/26 at 100.00	N/R	4,110,483
6,000	Legato Community Authority, Commerce City, Colorado, Limited Tax Supported Revenue Bonds, District 1, 2, 3 & 7, Convertible Capital Appreciation Series 2021A-2, 5.000%, 12/01/51	6/26 at 100.67	N/R	4,757,100
	Legato Community Authority, Commerce City, Colorado, Limited Tax Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1:
1,355	5.000%, 12/01/41	6/26 at 103.00	N/R	1,482,533
1,030	5.000%, 12/01/46	6/26 at 103.00	N/R	1,120,898
1,025	5.000%, 12/01/51	6/26 at 103.00	N/R	1,112,443
2,269	Legato Community Authority, Commerce City, Colorado, Limited Tax Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021B, 8.250%, 12/15/51	6/26 at 103.00	N/R	2,285,155
	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Master Improvement Area Project, Series 2017:
450	5.125%, 9/01/27, 144A	No Opt. Call	N/R	494,496
2,155	6.000%, 9/01/46, 144A	9/27 at 100.00	N/R	2,510,963
1,100	Liberty Hill, Williamson County, Texas, Special Assessment Revenue Bonds, Liberty Parke Public Improvement District Neighborhood Improvement Area 1 Project, Series 2017, 5.375%, 9/01/46, 144A	9/26 at 100.00	N/R	1,234,695
	Little Elm, Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Phase I, Refunding & Improvement Series 2018:
95	0.010%, 9/01/22, 144A	No Opt. Call	N/R	92,739
6,580	5.250%, 9/01/44, 144A	9/28 at 100.00	N/R	7,573,448

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$5,175	Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 1-1A Project, Series 2017, 6.000%, 9/01/47, 144A	9/27 at 100.00	N/R	5,985,715
	Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 2-3 Project, Series 2018:
725	5.750%, 9/01/38, 144A	9/28 at 100.00	N/R	858,792
1,350	5.875%, 9/01/47, 144A	9/28 at 100.00	N/R	1,584,212
1,500	Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates Public Improvement District 2 Project, Series 2017, 5.000%, 9/01/47, 144A	9/27 at 100.00	N/R	1,672,080
	Little Elm,Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Improvement Area 2 Project, Refunding & Improvement Series 2018:
70	0.010%, 9/01/21, 144A	No Opt. Call	N/R	69,819
70	0.010%, 9/01/22, 144A	No Opt. Call	N/R	68,231
70	0.010%, 9/01/23, 144A	No Opt. Call	N/R	66,923
12,225	5.750%, 9/01/48, 144A	9/28 at 100.00	N/R	14,248,604
	Little Elm,Texas, Special Assessment Revenue Bonds, Valencia Public Improvement District Major Improvement Area Project, Refunding Series 2018:
125	0.010%, 9/01/21, 144A	No Opt. Call	N/R	124,551
125	0.010%, 9/01/22, 144A	No Opt. Call	N/R	121,781
125	0.010%, 9/01/23, 144A	No Opt. Call	N/R	118,888
125	0.010%, 9/01/24, 144A	No Opt. Call	N/R	115,898
125	0.010%, 9/01/25, 144A	No Opt. Call	N/R	112,946
6,300	6.750%, 9/01/48, 144A	9/28 at 100.00	N/R	7,559,937
	Manor, Texas, Special Assessment Revenue Bonds, Lagos Public Improvement District Major Improvement Area Project, Series 2020:
600	4.500%, 9/15/40, 144A	9/30 at 100.00	N/R	671,880
600	4.625%, 9/15/49, 144A	9/30 at 100.00	N/R	668,166
1,755	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Major Improvement Area Project, Series 2019, 5.750%, 9/01/49, 144A	9/29 at 100.00	N/R	1,974,814
1,670	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Neighborhood Improvement Area 1 Project, Series 2019, 5.250%, 9/01/49, 144A	9/29 at 100.00	N/R	1,874,625
1,000	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 3 Project, Series 2021, 4.000%, 9/15/51, 144A	9/31 at 100.00	N/R	1,026,110
	Medina County, Texas, Special Assessment Revenue Bonds, Woodlands Public Improvement District Major Improvement Areas 1, Series 2021:
785	5.250%, 9/01/41, 144A	9/31 at 100.00	N/R	799,177
1,160	5.500%, 9/01/50, 144A	9/31 at 100.00	N/R	1,177,957
1,250	Medina County, Texas, Special Assessment Revenue Bonds, Woodlands Public Improvement District Neighborhood Improvement Areas 1, Series 2021, 4.750%, 9/01/50, 144A	9/31 at 100.00	N/R	1,274,163

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 1 Project, Series 2018:
$850	5.250%, 9/01/38, 144A	9/28 at 100.00	N/R	999,974
1,595	5.375%, 9/01/48, 144A	9/28 at 100.00	N/R	1,858,733
1,510	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 2 Major Improvement Project, Series 2018, 5.625%, 9/01/48, 144A	9/28 at 100.00	N/R	1,734,356
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
1,000	5.750%, 9/15/39, 144A	9/29 at 100.00	N/R	1,127,240
2,300	6.000%, 9/15/49, 144A	9/29 at 100.00	N/R	2,586,281
1,750	Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms Public Improvement District Improvement Areas 1-2 Project, Series 2021, 4.125%, 9/15/51, 144A	9/31 at 100.00	N/R	1,787,975
	Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms Public Improvement District Major Improvement Area Project, Series 2021:
420	4.500%, 9/15/41, 144A	9/31 at 100.00	N/R	428,942
750	4.750%, 9/15/51, 144A	9/31 at 100.00	N/R	767,003
17,127	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (AMT) (4), (8)	1/26 at 102.00	N/R	439,600
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2018A:
1,595	5.625%, 8/15/39, 144A	8/24 at 100.00	N/R	1,730,623
3,340	5.750%, 8/15/49, 144A	8/24 at 100.00	N/R	3,616,619
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Compass Academy Charter School Inc, Series 2016A:
2,095	5.000%, 8/01/36, 144A	8/21 at 100.00	BB+	2,103,108
6,005	5.000%, 8/01/46, 144A	8/21 at 100.00	BB+	6,028,239
8,500	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2016A, 5.000%, 8/15/46, 144A	8/21 at 100.00	BB	8,527,795
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2017A:
3,235	5.000%, 8/15/37, 144A	8/21 at 100.00	BB	3,246,743
1,825	5.125%, 8/15/47, 144A	8/21 at 100.00	BB	1,831,205
4,305	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018A, 5.500%, 7/01/54	7/24 at 103.00	N/R	4,605,446
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Senior Living Langford Project, Series 2016:
670	5.375%, 11/15/36	11/26 at 100.00	N/R	726,541
1,000	5.500%, 11/15/46	11/26 at 100.00	N/R	1,077,790
2,000	5.500%, 11/15/52	11/26 at 100.00	N/R	2,149,560

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$7,260	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/44 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (7)	8,173,598
1,490	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, LLC - Texas A&M University - San Antonio Project,, 5.000%, 4/01/48 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (7)	1,787,076
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
1,840	5.000%, 7/01/24	No Opt. Call	CCC	1,591,600
13,600	5.000%, 7/01/35	7/25 at 100.00	CCC	11,764,000
115,200	5.000%, 7/01/47	7/25 at 100.00	CCC	99,072,000
1,800	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015B, 4.375%, 7/01/21	No Opt. Call	CCC	1,800,000
9,965	New Hope Cultural Educational Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Children's Health Systems of Texas Project, Series 2017A, 4.000%, 8/15/40 (UB) (5)	8/27 at 100.00	Aa3	11,341,764
	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc, Series 2017A:
1,000	5.000%, 6/15/37 (Pre-refunded 6/15/22)	6/22 at 100.00	N/R (7)	1,044,970
1,250	5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	N/R (7)	1,306,213
3,000	5.250%, 6/15/48 (Pre-refunded 6/15/22)	6/22 at 100.00	N/R (7)	3,142,050
43,310	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Refunding Series 2019A, 4.000%, 12/15/58 (UB) (5)	12/29 at 100.00	A+	50,612,066
670	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone A Project, Series 2019, 5.625%, 9/01/40, 144A	9/30 at 100.00	N/R	738,742
	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone B Project, Series 2019:
1,130	5.250%, 9/01/40, 144A	9/30 at 100.00	N/R	1,246,593
1,500	5.375%, 9/01/50, 144A	9/30 at 100.00	N/R	1,646,520
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier Series 2021B:
17,415	3.000%, 1/01/46 (UB) (5)	1/31 at 100.00	A	18,745,854
17,220	3.000%, 1/01/51 (UB) (5)	1/31 at 100.00	A	18,429,533
	Pottsboro Higher Education Finance Corporation, Texas, Education Revenue Bonds, Imagine International Academy of North Texas, LLC, Series 2016A:
655	5.000%, 8/15/36	8/26 at 100.00	N/R	728,543
1,000	5.000%, 8/15/46	8/26 at 100.00	N/R	1,094,720
500	Princeton, Texas, Special Assessment Revenue Bonds, Brookside Public Improvement District Phase 2 & 3 Project, Series 2021, 4.000%, 9/01/51, 144A	9/29 at 100.00	N/R	517,960

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$6,360	Princeton, Texas, Special Assessment Revenue Bonds, Crossroads Public Improvement District Major improvement Project, Series 2018, 6.500%, 9/01/48, 144A	9/28 at 100.00	N/R	7,358,584
2,080	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%, 9/01/49, 144A	9/29 at 100.00	N/R	2,287,958
	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019:
1,000	5.500%, 9/01/39, 144A	9/29 at 100.00	N/R	1,143,960
2,000	5.750%, 9/01/49, 144A	9/29 at 100.00	N/R	2,283,480
3,605	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.125%, 2/01/39	2/24 at 100.00	Ba1	3,834,638
1,000	Red Oak, Ellis County, Texas, Special Assessment Revenue Bonds, Red Oak Public Improvement District 1 Improvement Area 1 Project, Series 2021, 4.000%, 9/15/51, 144A	9/30 at 100.00	N/R	1,029,470
	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc, Series 2012:
6,280	4.293%, 12/15/32 (4)	12/21 at 100.00	N/R	4,396,000
3,800	4.293%, 12/15/42 (4)	12/21 at 100.00	N/R	2,660,000
14,375	4.293%, 12/15/47 (4)	12/21 at 100.00	N/R	10,062,500
4,290	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crestview Project, Series 2011A, 8.000%, 11/15/46 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (7)	4,412,179
3,300	Red River Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, MRC Crossings Project, Series 2014A, 7.750%, 11/15/44	11/24 at 100.00	N/R	3,671,910
445	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016, 6.000%, 9/15/46	3/24 at 102.00	N/R	463,672
	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 2 Project, Series 2019:
1,365	4.625%, 9/15/39, 144A	9/27 at 100.00	N/R	1,512,420
2,495	4.750%, 9/15/49, 144A	9/27 at 100.00	N/R	2,753,707
4,200	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Publifc improvement District Major Improvement Area Project, Series 2017, 5.250%, 9/15/48, 144A	9/27 at 100.00	N/R	4,690,728
	Royse CIty, Rockwall, Collin and Hunt Counties, Texas, Special Assessment Revenue Bonds, Creekshaw Public Improvement District Major Improvement Area Project, Series 2020:
400	4.875%, 9/15/40, 144A	9/30 at 100.00	N/R	429,136
700	5.125%, 9/15/50, 144A	9/30 at 100.00	N/R	750,456
2,235	Sachse, Texas, Special Assessment Bonds, Sachse Public Improvement District 1 Major Improvement Area Project, Series 2020, 5.625%, 9/15/50, 144A	9/30 at 100.00	N/R	2,361,322
	San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, San Marcos Trace Public Improvement District Series 2019:
3,800	5.750%, 9/01/39, 144A	9/28 at 100.00	N/R	4,350,924
5,000	5.750%, 9/01/48, 144A	9/28 at 100.00	N/R	5,690,150

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$2,200	San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, Whisper Public Improvement District Series 2020, 5.625%, 9/01/50	9/30 at 100.00	N/R	2,417,844
100	Sanger Industrial Development Corporation, Texas, Industrial Development Revenue Bonds, Texas Pellets Inc Project, Refunding Series 2012B, 8.000%, 7/01/38 (AMT) (4)	7/22 at 100.00	N/R	25,000
11,130	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Cook Childrens Medical Center, Series 2020, 3.000%, 12/01/50 (UB) (5)	12/29 at 100.00	AA	11,785,891
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A:
240	6.625%, 11/15/37	5/27 at 100.00	N/R	276,307
5,875	6.750%, 11/15/47	5/27 at 100.00	N/R	6,715,654
5,865	6.750%, 11/15/52	5/27 at 100.00	N/R	6,671,379
4,650	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2007, 5.750%, 11/15/37 (4)	8/21 at 100.00	N/R	2,092,500
6,200	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2014, 0.000%, 11/15/41 (4)	11/24 at 100.00	N/R	2,790,000
	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A:
705	5.250%, 11/15/35 (4)	11/25 at 100.00	N/R	317,250
9,025	5.500%, 11/15/45 (4)	11/25 at 100.00	N/R	4,061,250
2,075	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, CC Young Memorial Home Project, Series 2009A, 8.000%, 2/15/38 (4)	7/21 at 100.00	N/R	1,699,778
	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, CC Young Memorial Home Project, Series 2016A:
1,000	6.375%, 2/15/48 (4)	2/27 at 100.00	N/R	823,940
1,000	6.375%, 2/15/52 (4)	2/27 at 100.00	N/R	824,430
100	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006A, 5.250%, 12/15/22	No Opt. Call	A-	107,098
5,710	Texas Municipal Power Agency, Revenue Bonds, Transmisison System, Refunding Series 2021, 3.000%, 9/01/46 – AGM Insured (WI/DD, Settling 7/29/21)	9/26 at 100.00	A1	5,934,917
	Texas Private Activity Bond Surface Transporation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility, Series 2013:
6,665	7.000%, 12/31/38 (AMT)	9/23 at 100.00	Baa3	7,594,568
3,660	6.750%, 6/30/43 (AMT)	9/23 at 100.00	Baa3	4,148,244
2,835	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	7/21 at 100.00	B-	2,836,361
12,358	Texas State Affordable Housing Corporation Multifamily Housing Revenue Bonds, Peoples El Shaddai Village and St James Manor Apartments Project, Series 2016, 4.850%, 12/01/56, 144A	1/34 at 100.00	N/R	13,858,199

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$3,470	Town Of Hickory Creek, Denton County, Texas, Special Assessment Revenue Bonds, Hickory Creek Public Improvement District, Series 2018, 5.625%, 9/01/47	9/28 at 100.00	N/R	4,021,591
4,000	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #2 Project, Series 2018, 5.000%, 9/01/47	9/27 at 100.00	N/R	4,416,160
	Waco Educational Finance Corp:
3,685	4.000%, 3/01/46 (UB) (WI/DD, Settling 7/08/21)	3/31 at 100.00	A+	4,357,734
3,685	4.000%, 3/01/51 (UB) (WI/DD, Settling 7/08/21)	3/31 at 100.00	A+	4,340,193
	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
3,025	6.125%, 9/01/35	9/25 at 100.00	N/R	3,148,934
2,755	6.250%, 9/01/40	9/25 at 100.00	N/R	2,868,065
7,045	6.375%, 9/01/45	9/25 at 100.00	N/R	7,343,003
1,067,379	Total Texas			1,004,891,900
	Utah – 0.3%
11,315	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, 144A (AMT) (4)	12/27 at 100.00	N/R	9,678,738
500	Carbon County, Utah, Solid Waste Disposal Facility Revenue Bonds, Sunnyside Cogeneration Associates, Series 1999A, 7.100%, 8/15/23 (AMT)	No Opt. Call	N/R	516,775
	Medical School Campus Public Infrastructure District, Utah, Limited Tax General Obligation Bonds, Series 2020A:
3,875	5.250%, 2/01/40, 144A	9/25 at 103.00	N/R	4,022,405
11,000	5.500%, 2/01/50, 144A	9/25 at 103.00	N/R	11,442,530
1,955	Medical School Campus Public Infrastructure District, Utah, Limited Tax General Obligation Bonds, Subordinate Lien Series 2020B, 7.875%, 8/15/50, 144A	9/25 at 103.00	N/R	1,971,696
2,000	Utah Charter School Finance Authority Charter School Revenue Bonds, Vista at Entrada School of Performing Arts and Technology) Series 2012, 6.550%, 7/15/42 (Pre-refunded 7/15/22)	7/22 at 100.00	N/R (7)	2,127,900
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Leadership Learning Academy Project, Series 2019A:
1,705	5.000%, 6/15/39, 144A	6/27 at 102.00	N/R	1,909,208
1,670	5.000%, 6/15/50, 144A	6/27 at 102.00	N/R	1,846,870
830	Utah Charter School Finance Authority, Charter School Revenue Bonds, Mountain West Montessori Academy Project, Series 2020A, 5.000%, 6/15/49, 144A	12/29 at 100.00	N/R	938,556
5,200	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A	1/25 at 102.00	N/R	5,401,708
170	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School Project, Taxable Refunding Series 2020B, 5.000%, 7/15/21, 144A	No Opt. Call	N/R	170,025
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Renaissance Academy Project, Refunding Series 2020:
950	5.000%, 6/15/40, 144A	6/28 at 102.00	Ba2	1,108,042
2,000	5.000%, 6/15/55, 144A	6/28 at 102.00	Ba2	2,280,460

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)
$5,430	Utah Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A, 5.250%, 7/15/38, 144A	7/27 at 100.00	BB	6,160,769
3,180	Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner Academy Project, Series 2019A, 5.000%, 6/15/49, 144A	6/27 at 100.00	N/R	3,469,889
11,315	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2016B, 4.000%, 5/15/47 (UB) (5)	5/24 at 100.00	AA+	12,113,386
5,795	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc, Series 2020A, 3.000%, 5/15/50 (UB) (5)	5/30 at 100.00	AA+	6,167,618
6,450	Utah State Board of Regents, Revenue Bonds, Dixie University, Series 2019, 3.000%, 6/01/49 (UB) (5)	6/29 at 100.00	AA	6,787,077
75,340	Total Utah			78,113,652
	Virgin Islands – 1.1%
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A:
400	4.000%, 10/01/22	No Opt. Call	N/R	399,192
7,215	5.000%, 10/01/32	10/22 at 100.00	N/R	7,153,239
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
16,050	5.000%, 10/01/24	No Opt. Call	N/R	16,147,744
9,750	5.000%, 10/01/30	10/24 at 100.00	N/R	9,713,535
40,815	5.000%, 10/01/39	10/24 at 100.00	N/R	39,795,849
500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2012C, 5.000%, 10/01/42	10/22 at 100.00	N/R	482,125
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A:
6,245	5.000%, 10/01/24	No Opt. Call	N/R	6,275,476
1,200	5.000%, 10/01/29	10/24 at 100.00	N/R	1,197,684
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2009A-1:
10	5.000%, 10/01/24	8/21 at 100.00	Caa2	10,025
225	5.000%, 10/01/29	8/21 at 100.00	Caa2	225,565
525	5.000%, 10/01/39	8/21 at 100.00	Caa2	526,318
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
11,365	5.000%, 10/01/25	8/21 at 100.00	Caa2	11,393,526
16,600	5.000%, 10/01/29	8/21 at 100.00	Caa2	16,641,666
3,891	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24	No Opt. Call	Caa2	3,901,078
2,226	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	8/21 at 100.00	Caa2	2,231,587

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virgin Islands (continued)
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A:
$2,545	5.000%, 10/01/27	10/22 at 100.00	Caa2	2,533,497
17,870	5.000%, 10/01/32	10/22 at 100.00	Caa2	17,737,226
7,380	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	8/21 at 100.00	Caa3	7,398,081
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B:
12,620	5.000%, 10/01/25	8/21 at 100.00	Caa3	12,437,515
22,830	5.250%, 10/01/29	8/21 at 100.00	Caa3	22,479,788
1,035	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	8/21 at 100.00	Caa3	1,031,698
	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A:
12,405	6.625%, 10/01/29	8/21 at 100.00	Caa3	12,513,544
36,185	6.750%, 10/01/37	8/21 at 100.00	Caa3	36,501,619
23,192	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A	No Opt. Call	N/R	23,246,491
	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A:
65	5.000%, 7/01/22	8/21 at 100.00	Caa3	64,689
20	5.000%, 7/01/25	8/21 at 100.00	Caa3	19,534
975	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	8/21 at 100.00	Caa3	924,943
254,139	Total Virgin Islands			252,983,234
	Virginia – 1.8%
2,340	Alexandria, Virginia, General Obligation Bonds, Capital Improvement Series 2019A, 3.000%, 7/15/46 (UB) (5)	7/30 at 100.00	AAA	2,608,772
	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020:
6,725	4.000%, 7/01/45 (UB) (5)	7/30 at 100.00	A+	7,951,035
20,850	3.750%, 7/01/50 (UB) (5)	7/30 at 100.00	A+	23,918,703
24,250	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 6.350%, 11/01/44 (4)	11/24 at 100.00	N/R	17,252,905
	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B:
2,133	4.125%, 3/01/21 (4)	No Opt. Call	N/R	1,279,800
5,188	4.356%, 3/01/25 (4)	7/21 at 100.00	N/R	3,112,800
9,263	4.455%, 3/01/34 (4)	7/21 at 100.00	N/R	5,557,800
1,074	Celebrate Virginia South Community Development Authority, Special Assessment Revenue Bonds, Celebrate Virginia South Project, Series 2006, 6.250%, 3/01/37 (4)	9/21 at 100.00	N/R	724,950

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015:
$1,100	5.150%, 3/01/35, 144A	3/25 at 100.00	N/R	1,171,984
1,865	5.400%, 3/01/45, 144A	3/25 at 100.00	N/R	1,986,412
11,225	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2013, 7.250%, 3/01/43	3/23 at 100.00	N/R	11,763,126
6,675	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds, Series 2015, 5.600%, 3/01/45, 144A	3/25 at 100.00	N/R	7,131,370
	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Revenue Bonds, Vinson Hall LLC, Series 2013A:
5,600	5.000%, 12/01/42	12/23 at 100.00	BBB+	6,017,200
5,265	5.000%, 12/01/47	12/23 at 100.00	BBB+	5,643,027
28,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (5)	5/28 at 100.00	Aa2	32,476,080
10,400	Farms of New Kent Community Development Authority, Virginia, Special Assessment Bonds, Refunding Series 2021A, 3.750%, 3/01/36, 144A (WI/DD, Settling 7/22/21)	3/31 at 100.00	N/R	11,073,504
15,000	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2017A, 5.000%, 7/01/46, 144A	7/27 at 100.00	N/R	17,459,400
5,815	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 5.000%, 3/01/45, 144A	3/25 at 100.00	N/R	6,104,005
	Lynchburg Economic Development Authority, Virginia, Hospital Revenue Bonds, Centra Health Obligated Group, Refunding Series 2017A:
9,065	4.000%, 1/01/47 (UB) (5)	1/27 at 100.00	Baa1	9,798,721
5,000	5.000%, 1/01/47 (UB) (5)	1/27 at 100.00	Baa1	5,834,250
55,695	Norfolk Economic Development Authority, Virginia, Hospital Facility Revenue Bonds, Sentara Healthcare Systems, Refunding Series 2018B, 4.000%, 11/01/48 (UB) (5)	11/28 at 100.00	AA	63,504,553
1,000	Norfolk Redevelopment and Housing Authority, Virginia, Fort Norfolk Retirement Community, Inc, Harbor's Edge Project, Series 2019A, 4.375%, 1/01/39	1/24 at 104.00	N/R	1,055,210
	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc - Harbor's Edge Project, Refunding Series 2014:
5,000	5.000%, 1/01/46	1/25 at 100.00	N/R	5,223,050
5,250	5.375%, 1/01/46	1/25 at 100.00	N/R	5,566,050
3,290	Richmond Redevelopment and Housing Authority, Virginia, Multi-Family Housing Revenue Bonds, American Tobacco Apartments, Series 2017, 5.550%, 1/01/37, 144A	1/27 at 100.00	N/R	3,481,182
	Roanoke Economic Development Authority, Virginia, Hospital Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A:
40,000	3.000%, 7/01/45 (UB) (WI/DD, Settling 7/08/21) (5)	7/30 at 100.00	AA-	42,847,600
10,750	4.000%, 7/01/51 (UB) (5)	7/30 at 100.00	AA-	12,640,710
2,400	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	2,587,032
10,585	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Refunding Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	11,409,889

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$1,220	Virginia College Building Authority, Educational Facilities Revenue Bonds, Regent University Project, Series 2021, 4.000%, 6/01/46	6/31 at 100.00	BBB-	1,414,871
	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019A:
13,645	5.500%, 7/01/49, 144A	7/34 at 100.00	N/R	12,990,995
19,855	5.500%, 7/01/54, 144A	7/34 at 100.00	N/R	18,706,388
9,338	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019B, 6.525%, 7/01/52, 144A (cash 7.500%, PIK 7.500%)	No Opt. Call	N/R	8,185,906
32,205	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 4.000%, 12/01/49 (UB) (5)	6/30 at 100.00	A+	38,031,529
8,145	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A	4/28 at 112.76	N/R	9,575,099
1,655	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48 (Mandatory Put 7/01/38), 144A (AMT)	7/23 at 100.00	B	1,761,450
1,000	Virginia Small Business Financing Authority, Tourism Development Financing Program Revenue Bonds, Virginia Beach Oceanfront South Hotel Project, Senior Series 2020A-1, 8.000%, 10/01/43, 144A	10/30 at 120.40	N/R	1,297,290
397,866	Total Virginia			419,144,648
	Washington – 1.7%
13,250	King County Housing Authority, Washington, Pooled Housing Revenue Bonds, Refunidng Series 2020A, 3.000%, 6/01/40 (UB) (5)	6/30 at 100.00	AA	14,271,442
1,050	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Improvement Series 2011, 7.000%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (7)	1,079,379
	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A:
1,000	5.000%, 12/01/30	12/25 at 100.00	N/R	1,050,400
5,795	5.000%, 12/01/38	12/25 at 100.00	N/R	6,023,207
	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A:
1,500	6.000%, 12/01/35	12/25 at 100.00	N/R	1,661,040
5,500	6.250%, 12/01/45	12/25 at 100.00	N/R	6,111,875
	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
835	5.500%, 6/01/27 (AMT)	8/21 at 100.00	N/R	836,787
3,660	5.600%, 6/01/37 (AMT)	8/21 at 100.00	N/R	3,665,344
315	Ocean Shores, Washington, Local Improvement District 2007-01 Bonds, 2011, 7.250%, 2/01/31	No Opt. Call	BBB+	386,927
21,950	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 4.000%, 5/01/43 (AMT) (UB) (5)	5/27 at 100.00	A+	24,201,411

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$10,550	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2019, 4.000%, 4/01/44 (AMT) (UB) (5)	4/29 at 100.00	A+	11,978,470
21,525	Port of Tacoma, Washington, Revenue Bonds, Refunding Series 2016B, 5.000%, 12/01/43 (AMT) (UB) (5)	12/26 at 100.00	Aa3	25,653,495
4,260	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	7/21 at 100.00	N/R	4,302,131
74,685	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (AMT) (4)	1/28 at 100.00	N/R	56,013,750
11,455	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32, 144A (AMT) (4)	1/28 at 100.00	N/R	8,591,250
	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A:
34,710	7.500%, 1/01/32 (AMT), 144A (4)	1/28 at 100.00	N/R	26,032,500
8,095	7.650%, 1/01/32 (AMT), 144A (4)	1/28 at 100.00	N/R	6,071,250
24,710	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series 2021A, 12.000%, 1/01/33, 144A (AMT) (4)	No Opt. Call	N/R	19,513,734
6,400	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior Series 2021B, 14.250%, 1/01/27, 144A (4)	No Opt. Call	N/R	4,832,000
11,000	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2017B, 4.000%, 8/15/41 (UB) (5)	2/28 at 100.00	AA-	12,613,370
	Washington Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bonds Trust 2015-XF1018:
500	18.534%, 8/15/40, 144A (IF) (5)	8/25 at 100.00	AA-	837,965
2,125	18.534%, 8/15/45, 144A (IF) (5)	8/25 at 100.00	AA-	3,523,781
13,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Series 2014D, 5.000%, 10/01/38 (UB) (5)	10/24 at 100.00	AA-	14,698,450
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0132:
24	22.038%, 10/01/41 (Pre-refunded 10/01/24), 144A (IF) (5)	10/24 at 100.00	N/R (7)	39,459
1,616	22.038%, 10/01/41, 144A (IF) (5)	10/24 at 100.00	AA-	2,656,898
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0148:
3,740	17.964%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	5,641,379
2,500	17.982%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	3,772,250
1,060	22.118%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	1,734,298
600	22.118%, 10/01/44, 144A (IF) (5)	10/24 at 100.00	AA-	981,678
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Tender Option Bond Trust 2015-XF0150:
630	17.982%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	AA-	766,269
1,510	18.024%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	AA-	1,836,341
785	18.198%, 10/01/42, 144A (IF) (5)	10/22 at 100.00	AA-	953,987

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$7,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Cancer Center Alliance, Series 2020, 4.000%, 9/01/50 (UB) (5)	9/30 at 100.00	A2	8,277,430
13,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2017A, 5.000%, 10/01/47 (UB) (5)	10/27 at 100.00	Aa2	15,687,360
	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Childrens Hospital, Tender Option Bond Trust 2015-XF0153:
945	17.745%, 10/01/42 (Pre-refunded 10/01/22), 144A (IF) (5)	10/22 at 100.00	Aa2 (7)	1,171,564
935	18.065%, 10/01/42 (Pre-refunded 10/01/22), 144A (IF) (5)	10/22 at 100.00	Aa2 (7)	1,159,465
	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018:
11,170	4.000%, 7/01/58 (UB) (5)	7/28 at 100.00	BB+	12,316,936
1,575	4.000%, 7/01/58 (UB) (5)	7/28 at 100.00	BBB-	1,769,087
19,965	4.000%, 7/01/58 – AGM Insured (UB) (5)	7/28 at 100.00	A2	22,494,366
1,125	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Tender Option Bond Trust 2016-XG0051, 18.349%, 8/15/42, 144A (IF) (5)	8/22 at 100.00	AA-	1,355,737
15,000	Washington State Higher Education Facilities Authority Revenue Bonds, Gonzaga University Project, Series 2019A, 3.000%, 4/01/49 (UB) (5)	10/29 at 100.00	A2	15,641,400
13,083	Washington State Housing Finance Commission, Multifamily Revenue Bonds, Greentree Village Homes Project, Series 2008, 5.264%, 2/01/26, 144A	No Opt. Call	N/R	13,895,670
1,705	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45, 144A	7/25 at 100.00	N/R	1,892,874
	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A:
2,080	6.500%, 10/01/32 (Pre-refunded 10/03/22), 144A	10/22 at 100.00	N/R (7)	2,241,242
18,225	6.750%, 10/01/47 (Pre-refunded 10/03/22), 144A	10/22 at 100.00	N/R (7)	19,679,173
1,000	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct, Refunding Series 2016A, 5.000%, 1/01/31, 144A	1/25 at 102.00	BB	1,114,080
1,130	Washington State Housing Finance Commission, Nonprofit Revenue Bonds, Spokane International Academy Project, Series 2021A, 5.000%, 7/01/56, 144A	7/31 at 100.00	Ba2	1,274,990
2,660	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB-	2,755,122
1,500	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A, 7.500%, 1/01/49, 144A	1/24 at 100.00	N/R	1,696,440
402,433	Total Washington			396,755,453
	West Virginia – 0.2%
7,095	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	12/23 at 100.00	N/R	7,285,572
	Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017:
2,500	5.000%, 6/01/37	6/27 at 100.00	N/R	2,650,675
5,500	5.250%, 6/01/47	6/27 at 100.00	N/R	5,809,155

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia (continued)
$3,325	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 6.500%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (7)	3,727,358
	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A:
4,745	5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	5,489,016
12,885	5.750%, 6/01/43, 144A	6/27 at 100.00	N/R	14,927,788
1,175	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2021A, 4.125%, 6/01/43, 144A	6/31 at 100.00	N/R	1,327,386
4,000	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020, 7.625%, 12/01/40, 144A	12/27 at 103.00	N/R	4,192,320
5,380	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2020, 5.000%, 7/01/45 (Mandatory Put 7/01/25) (AMT)	1/25 at 100.00	B	5,805,235
1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%, 7/01/45 (Mandatory Put 7/01/25) (AMT)	1/25 at 100.00	B	1,046,560
47,605	Total West Virginia			52,261,065
	Wisconsin – 5.5%
15,700	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	16,292,832
1,600	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, American Preparatory Academy, Las Vegas 2 Project, Series 2019A, 5.000%, 7/15/54, 144A	7/27 at 100.00	BB	1,751,408
7,115	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Chattahoochee Hills Project, Series 2017A, 5.875%, 6/15/47, 144A	6/27 at 100.00	N/R	7,574,842
5,195	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 5.125%, 2/01/46, 144A	2/26 at 100.00	N/R	5,594,807
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A:
1,660	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	1,798,195
6,540	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	7,003,882
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A:
1,000	5.000%, 6/15/37, 144A	6/24 at 100.00	N/R	1,053,490
1,630	5.125%, 6/15/47, 144A	6/24 at 100.00	N/R	1,707,849
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A:
1,090	5.125%, 5/01/36, 144A	5/26 at 100.00	N/R	1,167,532
3,445	5.250%, 5/01/46, 144A	5/26 at 100.00	N/R	3,661,794
3,030	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 6.000%, 7/15/42	7/22 at 100.00	BB+	3,146,746

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of Las Vegas, Series 2020A:
$600	5.000%, 7/01/40, 144A	7/28 at 100.00	BB-	680,496
1,550	5.000%, 7/01/55, 144A	7/28 at 100.00	BB-	1,728,808
2,255	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Freedom Classical Academy Inc, Series 2020A, 5.000%, 1/01/42, 144A	1/28 at 100.00	N/R	2,473,374
1,280	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, High Desert Montessori Charter School, Series 2021A, 5.000%, 6/01/61, 144A	6/29 at 100.00	N/R	1,399,642
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Mallard Creek STEM Academy, North Carolina, Series 2019:
3,780	5.125%, 6/15/39, 144A	6/26 at 100.00	N/R	4,159,852
6,280	5.250%, 6/15/49, 144A	6/26 at 100.00	N/R	6,877,228
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
13,455	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	14,152,507
40,610	5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	42,121,504
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A:
3,320	5.625%, 6/15/37, 144A	6/24 at 100.00	N/R	3,403,631
17,350	5.875%, 6/15/47, 144A	6/24 at 100.00	N/R	17,895,831
3,010	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 5.500%, 3/01/45, 144A	3/25 at 100.00	BB+	3,356,571
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Point College Preparatory, Series 2020A:
1,400	5.000%, 6/15/41, 144A	6/27 at 103.00	N/R	1,523,858
3,790	5.000%, 6/15/55, 144A	6/27 at 103.00	N/R	4,060,985
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A:
1,000	5.375%, 7/01/35, 144A	7/25 at 100.00	N/R	1,091,590
1,590	5.625%, 7/01/45, 144A	7/25 at 100.00	N/R	1,727,376
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A:
2,875	5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	2,969,789
6,225	5.625%, 6/15/47, 144A	6/27 at 100.00	N/R	6,488,006

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$393	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	12,261
343	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	10,570
338	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	10,198
327	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	9,501
322	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	9,193
418	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	11,509
412	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	11,168
398	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	10,525
390	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	10,104
382	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	9,749
19,686	5.500%, 7/01/56, 144A (4)	3/28 at 100.00	N/R	15,584,213
423	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	10,531
412	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	10,047
401	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	9,619
393	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	9,146
387	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	8,786
376	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	8,344
368	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	8,011
360	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	7,713
354	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	7,365
382	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	7,573
4,599	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	84,990

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$177	0.000%, 1/01/46, 144A (4)	No Opt. Call	N/R	5,720
174	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	5,434
173	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	5,321
172	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	5,180
169	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	4,915
185	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	5,300
4,770	3.750%, 7/01/51, 144A (4)	3/28 at 100.00	N/R	3,353,715
184	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	5,073
182	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	4,921
180	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	4,764
178	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	4,606
175	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	4,477
174	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	4,334
172	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	4,184
170	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	4,086
169	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	3,938
167	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	3,780
165	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	3,667
163	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	3,545
162	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	3,465
161	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	3,334
158	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	3,132
2,057	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	38,015
30,000	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017, 7.000%, 3/01/47, 144A	3/27 at 100.00	N/R	34,757,400
	Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina International School, Series 2018A:
1,030	5.250%, 8/01/38, 144A	8/28 at 100.00	BB+	1,202,556
1,240	5.500%, 8/01/48, 144A	8/28 at 100.00	BB+	1,444,129
	Public Finance Authority of Wisconsin, Education Revenue Bonds, North Carolina Leadership Academy, Series 2019A:
540	5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	589,351
455	5.000%, 6/15/54, 144A	6/26 at 100.00	N/R	495,490
	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer Springs Community School, Series 2020A:
1,030	6.250%, 6/15/40, 144A	6/27 at 100.00	N/R	1,099,916
5,350	6.500%, 6/15/50, 144A	6/27 at 100.00	N/R	5,707,594
2,050	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer Springs Community School, Taxable Series 2020B, 7.500%, 6/15/30, 144A	6/25 at 100.00	N/R	2,108,487

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$1,945	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2019A, 5.500%, 6/01/49, 144A	6/27 at 102.00	N/R	2,151,909
4,385	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A	10/29 at 100.00	N/R	4,671,779
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A:
1,000	5.000%, 8/01/36, 144A	8/26 at 100.00	N/R	1,057,300
3,000	5.125%, 8/01/46, 144A	8/26 at 100.00	N/R	3,145,230
2,875	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A	8/28 at 100.00	N/R	3,000,178
1,900	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A, 6.000%, 2/01/45	2/25 at 100.00	N/R	2,030,739
5,300	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2020A, 3.000%, 1/01/50 (UB) (5)	1/30 at 100.00	A3	5,602,577
1,725	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series 2015A, 5.000%, 9/01/38, 144A	9/24 at 100.00	BB	1,866,830
	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A:
8,500	6.250%, 8/01/27, 144A	No Opt. Call	N/R	9,739,895
53,545	6.750%, 8/01/31, 144A	No Opt. Call	N/R	62,603,743
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
58,580	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	67,721,995
58,500	6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	67,985,775
308,150	7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	360,738,879
6,710	Public Finance Authority of Wisconsin, Project Revenue Bonds, Irving Convention Center Hotel Project, First Tier Series 2017A-2, 7.000%, 1/01/50, 144A	1/32 at 100.00	N/R	6,710,604
7,245	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A	No Opt. Call	N/R	4,913,124
16,910	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	15,732,218
3,400	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Taxable Series 2018B, 6.750%, 9/01/29	9/28 at 100.00	N/R	3,123,546
	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A:
3,100	6.250%, 10/01/31, 144A	10/27 at 100.00	N/R	3,202,145
10,000	6.850%, 10/01/47, 144A	10/27 at 100.00	N/R	10,327,400
4,700	7.000%, 10/01/47, 144A	10/27 at 100.00	N/R	4,853,596
2,000	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A	10/27 at 100.00	N/R	1,305,000
3,000	Public Finance Authority of Wisconsin, Revenue Bonds, Delray Beach Radiation Therapy Center, Subordinate Series 2017B, 0.000%, 11/01/46, 144A (4)	11/26 at 100.00	N/R	2,250,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A:
$2,775	5.200%, 12/01/37	12/27 at 100.00	BBB-	3,342,710
2,725	5.350%, 12/01/45	12/27 at 100.00	BBB-	3,265,286
	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A:
25,790	6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	28,501,818
45,880	7.000%, 7/01/48, 144A	7/28 at 100.00	N/R	50,693,271
4,475	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2012, 5.500%, 4/01/32	4/22 at 100.00	BB	4,627,508
4,410	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.875%, 4/01/45	4/25 at 100.00	BB	5,065,105
	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Refunding Series 2017A:
8,800	5.200%, 6/01/37	6/23 at 104.00	N/R	9,314,624
19,410	5.300%, 6/01/47	6/23 at 104.00	N/R	20,405,733
7,885	5.375%, 6/01/52	6/23 at 104.00	N/R	8,298,962
3,600	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Series 2020, 6.000%, 6/01/53, 144A	6/25 at 104.00	N/R	3,889,476
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Taxable Series 2020, 7.750%, 6/01/25, 144A	No Opt. Call	N/R	1,010,630
7,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2016, 6.000%, 6/01/49, 144A	6/22 at 104.00	N/R	7,372,330
2,575	Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful Foundations Charter School Portfolio Projects, Senior Series 2020A-1, 5.000%, 1/01/55, 144A	7/30 at 100.00	N/R	2,960,658
6,970	Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful Foundations Charter School WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%, 1/01/56, 144A	1/31 at 100.00	N/R	8,027,488
	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary's Woods at Marylhurst Inc, Series 2017A:
1,015	5.250%, 5/15/42, 144A	5/25 at 102.00	BB	1,119,048
1,335	5.250%, 5/15/47, 144A	5/25 at 102.00	BB	1,471,851
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
5,605	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	4,895,351
22,230	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	19,017,320
90,145	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	75,250,342
21,625	Public Finance Authority of Wisconsin, Taxable Revenue Bonds, Vonore Fiber Products Sustainable Packaging Project, Green Bonds, Series 2019, 14.000%, 6/01/29, 144A	7/22 at 100.00	N/R	21,637,326
500	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson Preparatory Academy, Series 2019A, 5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	553,950
495	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Senior Series 2019A-1, 5.500%, 12/01/48, 144A (4)	12/28 at 100.00	N/R	247,253

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$5,000	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Subordinate Series 2019B, 9.500%, 12/01/48, 144A (4)	12/24 at 103.00	N/R	500,000
76	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Taxable Senior Series 2019A-2, 0.000%, 12/01/48, 144A (4)	12/28 at 100.00	N/R	38,039
6,500	Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate Medical Academy, Taxable Series 2019B, 6.125%, 10/01/49, 144A	10/29 at 100.00	BB	7,224,685
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Senior Series 2020C:
8,110	0.010%, 12/15/45 – AGM Insured (UB) (5)	12/30 at 57.19	A2	3,716,894
6,740	0.010%, 12/15/50 – AGM Insured (UB) (5)	12/30 at 47.01	A2	2,505,662
	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D:
34,340	0.000%, 12/15/45 – AGM Insured (UB) (5)	12/30 at 56.77	A1	15,622,640
1,455	0.000%, 12/15/50 – AGM Insured (UB) (5)	12/30 at 46.55	A1	535,629
21,910	0.000%, 12/15/55 – AGM Insured (UB) (5)	12/30 at 37.52	A1	6,440,883
10,000	0.000%, 12/15/60 – AGM Insured (UB) (5)	12/30 at 29.95	A1	2,322,300
14,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2013B-1, 4.000%, 11/15/43 (UB) (5)	11/28 at 100.00	Aa2	16,401,000
3,955	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 3184 As of 6/4/2015 Converted to Trust 2015-XF2044, 17.816%, 11/15/41 (Pre-refunded 11/15/21), 144A (IF) (5)	11/21 at 100.00	AA+ (7)	4,241,737
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc, Tender Option Bond Trust 2016-XG0072, 18.443%, 4/15/35 (Pre-refunded 4/15/23), 144A (IF) (5)	4/23 at 100.00	Aa3 (7)	3,379,150
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Tender Option Bond Trust 2015-XF1028:
2,500	17.986%, 11/15/44, 144A (IF) (5)	11/22 at 100.00	A1	3,117,000
380	17.986%, 11/15/44, 144A (IF) (5)	11/22 at 100.00	A1	473,784
750	17.986%, 11/15/44, 144A (IF) (5)	11/22 at 100.00	A1	935,100
2,130	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rocket Education Obligated Group, Series 2017C, 5.250%, 6/01/40, 144A	6/26 at 100.00	N/R	2,371,052
8,500	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc, Series 2017, 4.000%, 7/01/47 (UB) (5)	7/27 at 100.00	A+	9,626,505
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017:
1,850	5.000%, 8/01/37	8/24 at 103.00	N/R	1,975,671
1,900	5.000%, 8/01/39	8/24 at 103.00	N/R	2,026,749
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin, Inc, Series 2017:
10,000	4.000%, 8/15/42 (UB) (5)	8/27 at 100.00	Aa3	11,522,400
10,000	4.000%, 8/15/47 (UB) (5)	8/27 at 100.00	Aa3	11,457,300
9,990	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/42 (UB) (5)	2/26 at 100.00	A-	11,474,514

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc, Series 2014:
$1,650	5.500%, 5/01/34	5/24 at 100.00	N/R	1,680,443
2,635	5.750%, 5/01/39	5/24 at 100.00	N/R	2,692,100
10,115	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2018A, 4.300%, 11/01/53 (UB) (5)	11/27 at 100.00	Aa3	11,308,165
2,415	Wisconsin Public Finance Authority, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2012A, 8.375%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (7)	2,591,198
1,274,487	Total Wisconsin			1,295,498,472
$31,429,874	Total Municipal Bonds (cost $24,914,595,806)			27,057,550,753

Shares	Description (1)	Value
	COMMON STOCKS – 3.4%
	Airlines – 0.3%
3,000,000	American Airlines Group Inc (10), (11)	$63,630,000
	Chemicals – 0.0%
3,839	Ingevity Corporation (11), (12)	312,341
	Containers & Packaging – 0.0%
23,041	Westrock Co (13)	1,226,242
	Electric Utilities – 3.1%
19,397,048	Energy Harbor Corp (11), (14), (15)	729,813,931
	Total Common Stocks (cost $463,621,296)	794,982,514

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 1.2%
	Commercial Services & Supplies – 0.0%
$1,635	College for Certain Inc	4.800%	6/01/60	N/R	1,677,815
	Electric Utilities – 0.3%
6,085	FirstEnergy Corp (4)	6.050%	8/15/21	N/R	7,606
3,805	FirstEnergy Corp (4)	6.800%	8/15/39	N/R	4,756
12,625	Talen Energy Supply LLC (16)	6.500%	6/01/25	CCC+	8,485,010
52,500	Talen Energy Supply LLC (16)	10.500%	1/15/26	CCC+	37,964,062
3,760	Talen Energy Supply LLC	7.250%	5/15/27	BB-	3,508,306
14,300	Talen Energy Supply LLC	6.625%	1/15/28	BB-	13,096,655
2,500	Talen Energy Supply LLC	6.000%	12/15/36	CCC+	1,375,000
95,575	Total Electric Utilities				64,441,395
	Hotels, Restaurants & Leisure – 0.1%
1,624	Lombard Starwood Westin Hotel Conference Center and Hotel Project Revenue Bonds	7.500%	12/31/23	N/R	1,623,648
5,000	Mashantucket Western Pequot Tribe, Corporate High Yield Bond (cash 6.350%, PIK 1.000%) (4)	7.350%	7/01/26	N/R	2,200,000
20,600	Wild Rivers Water Park , (WI/DD, Settling 7/01/21)	8.500%	11/01/51	N/R	20,399,719
27,224	Total Hotels, Restaurants & Leisure				24,223,367
	Metals & Mining – 0.7%
73,986	Cleveland-Cliffs Inc	9.875%	10/17/25	BB-	86,712,332
8,000	Cleveland-Cliffs Inc	7.000%	3/15/27	B	8,420,000
10,000	United States Steel Corp (16)	6.875%	8/15/25	B-	10,232,000
20,700	United States Steel Corp (16)	6.250%	3/15/26	B-	21,337,560
1,000	United States Steel Corp	6.875%	3/01/29	B-	1,070,000
39,320	United States Steel Corp (16)	6.650%	6/01/37	B-	41,881,698
153,006	Total Metals & Mining				169,653,590
	Real Estate Management & Development – 0.1%
15,000	Benloch Ranch Improvement Association 1, Corporate Bonds	9.750%	12/01/39	N/R	16,442,428
6,770	Benloch Ranch Improvement Association No 1	9.750%	12/01/39	N/R	7,421,016
2,400	Zilkha Biomass Selma LLC (4), (8)	5.000%	8/01/28	N/R	1,024,560
25,740	Zilkha Biomass Selma LLC (4), (8)	10.000%	8/01/38	N/R	257
49,910	Total Real Estate Management & Development				24,888,261
$327,350	Total Corporate Bonds (cost $298,100,958)				284,884,428
	Total Long-Term Investments (cost $25,676,318,060)				28,137,417,695

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.1%
	MONEY MARKET FUNDS – 0.1%
27,255,746	State Street Navigator Securities Lending Government Money Market Portfolio, (17)	0.020% (18)	$27,255,746
	Total Investments Purchased with Collateral from Securities Lending(cost $27,255,746)		27,255,746

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.0%
	MUNICIPAL BONDS – 0.0%
	Florida – 0.0%
$1,565	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (19)	8/21 at 103.00	N/R	$1,604,485
$1,565	Total Short-Term Investments (cost $1,488,417)			1,604,485
	Total Investments (cost $25,705,062,223) – 119.4%			28,166,277,926
	Floating Rate Obligations – (27.3)%			(6,449,285,000)
	Other Assets Less Liabilities – 7.9% (20)			1,869,662,606
	Net Assets – 100%			$23,586,655,532
Investments in Derivatives
Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	(2,373)	09/21	$(293,497,289)	$(292,898,650)	$598,639	$(148,312)
U.S. Treasury 10-Year Note	(7,485)	09/21	(986,047,313)	(991,762,500)	(5,715,187)	(1,754,297)
Total			$(1,279,544,602)	$(1,284,661,150)	$(5,116,548)	$(1,902,609)

Credit Default Swaps - OTC Uncleared
Counterparty	Referenced Entity	Buy/Sell Protection (21)	Current Credit Spread (22)	Notional Amount	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.(8)	City of Chicago	Sell	0.88%	$5,000,000	1.000%	Quarterly	6/20/22	$42,967	$(77,413)	$120,380
Citigroup Global Markets Inc.(8)	City of Chicago	Sell	0.94	5,000,000	1.000	Quarterly	6/20/24	28,367	(213,380)	241,747
Citigroup Global Markets Inc.(8)	City of Chicago	Sell	1.04	5,000,000	1.000	Quarterly	12/20/24	3,567	(208,289)	211,856
Citigroup Global Markets Inc.(8)	City of Chicago	Sell	2.03	10,000,000	1.000	Quarterly	12/20/27	(440,367)	(770,221)	329,854
Citigroup Global Markets Inc.(8)	City of Chicago	Sell	2.19	60,000,000	1.000	Quarterly	6/20/28	(3,067,600)	(5,159,071)	2,091,471
Citigroup Global Markets Inc.(8)	City of Chicago	Sell	1.37	5,000,000	1.000	Quarterly	12/22/25	(71,872)	(186,104)	114,232
Citigroup Global Markets Inc.(8)	State of Illinois	Sell	0.90	25,000,000	1.000	Quarterly	12/20/25	188,639	(297,391)	486,030
Total				$115,000,000				$(3,316,299)	$(6,911,869)	$3,595,570

Nuveen High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$27,024,780,467	$32,770,286	$27,057,550,753
Common Stocks	65,168,583	729,813,931	—	794,982,514
Corporate Bonds	—	283,859,611	1,024,817	284,884,428
Investments Purchased with Collateral from Securities Lending	27,255,746	—	—	27,255,746
Short-Term Investments:
Municipal Bonds	—	1,604,485	—	1,604,485
Investments in Derivatives:
Credit Default Swaps*	—	—	3,595,570	3,595,570
Futures Contracts*	(5,116,548)	—	—	(5,116,548)
Total	$87,307,781	$28,040,058,494	$37,390,673	$28,164,756,948

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	Principal Amount (000) rounds to less than $1,000.

(10)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12)	Common Stock received as part of spin-off from WestRock Company.
(13)	Common Stock received as part of the bankruptcy settlement for Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation, Series 2003, coupon 7.450%, Maturity 3/01/24.
(14)	Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35; FirstEnergy Solutions Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40; Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(15)	For fair value measurement disclosure purposes, investment classified as Level 2.
(16)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $26,808,576.
(17)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(18)	The rate shown is the one-day yield as of the end of the reporting period.
(19)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(20)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
(21)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(22)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Short Duration High Yield Municipal Bond Fund
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 95.9%
	MUNICIPAL BONDS – 91.4%
	Alabama – 2.0%
$10,170	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1993, 6.450%, 12/01/23 (AMT)	8/21 at 100.00	B1	10,185,967
4,445	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1994, 6.450%, 12/01/23 (AMT)	7/21 at 100.00	B1	4,451,979
2,445	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 5.350%, 9/01/27, 144A	9/25 at 100.00	N/R	2,710,649
23,140	Black Belt Energy Gas District, Alabama, Gas PrePay Revenue Bonds, Project 3 Series 2018A, 0.974%, 12/01/48 (Mandatory Put 12/01/23) (UB) (4)	9/23 at 100.00	A2	23,335,070
2,090	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Green Series 2020, 6.375%, 11/01/50 (Mandatory Put 11/01/30) (AMT)	No Opt. Call	B-	2,681,846
3,625	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B-	4,380,740
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 5.000%, 10/01/22	No Opt. Call	BB	1,060,670
22,425	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A2	34,123,001
6,015	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.000%, 4/15/27	4/25 at 100.00	N/R	6,470,997
15,000	Southeast Alabama Gas Supply District, Alabama, Gas Supply Revenue Bonds, Project 1, Libor Index Rate Series 2018B, 0.974%, 4/01/49 (Mandatory Put 4/01/24) (UB) (4)	1/24 at 100.00	A3	15,152,100
6,173	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A, 4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	6,720,460
96,528	Total Alabama			111,273,479

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Alaska – 0.5%
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Senior Series 2021A Class 1:
$200	5.000%, 6/01/24	No Opt. Call	N/R	227,062
1,100	5.000%, 6/01/26	No Opt. Call	N/R	1,332,221
2,200	5.000%, 6/01/27	No Opt. Call	N/R	2,738,406
2,000	5.000%, 6/01/28	No Opt. Call	N/R	2,553,060
1,655	5.000%, 6/01/29	No Opt. Call	N/R	2,156,018
500	5.000%, 6/01/30	No Opt. Call	N/R	663,135
795	5.000%, 6/01/31	No Opt. Call	N/R	1,073,918
1,455	5.000%, 6/01/32	6/31 at 100.00	N/R	1,943,604
1,460	5.000%, 6/01/33	6/31 at 100.00	N/R	1,940,574
1,800	4.000%, 6/01/34	6/31 at 100.00	N/R	2,212,038
2,500	4.000%, 6/01/35	6/31 at 100.00	N/R	3,059,325
2,000	4.000%, 6/01/36	6/31 at 100.00	N/R	2,440,100
1,500	4.000%, 6/01/37	6/31 at 100.00	N/R	1,824,585
2,250	4.000%, 6/01/38	6/31 at 100.00	N/R	2,727,855
1,115	4.000%, 6/01/39	6/31 at 100.00	N/R	1,348,291
1,750	4.000%, 6/01/40	6/31 at 100.00	N/R	2,112,302
260	4.000%, 6/01/41	6/31 at 100.00	N/R	312,978
24,540	Total Alaska			30,665,472
	Arizona – 2.8%
7,500	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series 2007B, 0.945%, 1/01/37 (3-Month LIBOR *67% reference rate + 0.810% spread) (5)	7/21 at 100.00	AA-	7,502,400
	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 3384 As of 6/4/2015 Converted to Trust 2015-XF2050:
1,500	1.585%, 1/01/37, 144A (IF) (4)	6/21 at 100.00	AA-	1,501,620
3,000	1.594%, 1/01/37, 144A (IF) (4)	6/21 at 100.00	AA-	3,003,240
1,500	1.594%, 1/01/37, 144A (IF) (4)	6/21 at 100.00	AA-	1,501,620
3,000	1.594%, 1/01/37, 144A (IF) (4)	6/21 at 100.00	AA-	3,003,240
160	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A, 4.000%, 7/01/21, 144A	No Opt. Call	BB	160,000
500	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017D, 5.000%, 7/01/37, 144A	7/27 at 100.00	BB	582,835
530	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Somerset Academy of Las Vegas Aliante and Skye Canyon Campus Projects, Series 2021A, 3.000%, 12/15/31, 144A	12/29 at 100.00	BB	562,113
1,065	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc Project, Series 2017B, 4.000%, 3/01/27, 144A	No Opt. Call	BB+	1,152,245

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018B:
$750	4.500%, 7/01/24, 144A	No Opt. Call	BB	798,090
1,000	5.000%, 7/01/29, 144A	1/27 at 100.00	BB	1,174,210
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2019:
500	4.000%, 7/01/29, 144A	No Opt. Call	BB	556,750
635	5.000%, 7/01/39, 144A	7/29 at 100.00	BB	752,964
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence - Parker Colorado Campus Project, Series 2019A:
765	4.500%, 7/01/29, 144A	7/24 at 101.00	N/R	811,902
2,635	5.000%, 7/01/39, 144A	7/24 at 101.00	N/R	2,801,268
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A:
1,000	4.375%, 7/01/29, 144A	7/22 at 101.00	N/R	1,029,610
750	5.000%, 7/01/32, 144A	7/22 at 101.00	N/R	775,965
375	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Mater Academy of Nevada - Mountain Vista Campus Project, Series 2018A, 4.750%, 12/15/28, 144A	12/26 at 100.00	BB	431,756
1,530	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada Horizon, Inspirada and St Rose Campus Projects, Series 2018A, 5.000%, 7/15/28, 144A	7/26 at 100.00	BB+	1,738,447
1,545	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada Sloan Canyon Campus Project, Series 2020A-2, 5.500%, 9/15/28, 144A	9/23 at 105.00	BB+	1,755,692
480	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A, 4.000%, 7/15/30, 144A	7/28 at 100.00	BB+	531,926
2,520	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 5.850%, 6/01/29, 144A	6/28 at 100.00	N/R	2,922,696
2,025	Arizona Industrial Development Authority, Multifamily Housing Revenue Bonds, Bridgewater Avondale Project, Series 2017, 4.750%, 1/01/28	7/25 at 101.00	N/R	2,025,547
925	Coconino County Industrial Development Authority, Arizona, Education Revenue Bonds, Flagstaff Arts & Leadership Academy Project, Refunding Series 2020, 4.750%, 7/01/30, 144A	7/28 at 100.00	N/R	978,548
320	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2014, 5.000%, 7/15/24, 144A	No Opt. Call	N/R	355,005
855	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series 2015, 4.000%, 7/15/25, 144A	No Opt. Call	N/R	884,617
221	Eastmark Community Facilities District 1, Mesa, Arizona, Special Assessment Revenue Bonds, Assessment District 2, Series 2014, 4.375%, 7/01/25, 144A	7/24 at 100.00	N/R	232,631
1,600	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Benjamin Franklin Charter School Projects, Series 2018A, 4.800%, 7/01/28, 144A	No Opt. Call	Ba2	1,843,984
2,465	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 3.500%, 7/01/26, 144A	No Opt. Call	BB+	2,641,026

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Ottawa University Projects, Series 2020:
$300	5.000%, 10/01/26, 144A	No Opt. Call	N/R	320,325
425	5.125%, 10/01/30, 144A	10/27 at 103.00	N/R	478,057
180	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Candeo Schools, Inc Project, Series 2013, 6.000%, 7/01/23 (ETM)	No Opt. Call	BBB- (6)	190,118
1,000	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Eagle College Prep Project, Series 2013A, 5.000%, 7/01/33	7/22 at 100.00	BB+	1,028,470
795	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Project, Series 2014A, 5.750%, 7/01/24, 144A	No Opt. Call	Ba2	853,027
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Legacy Traditional Schools Projects, Series 2015:
3,625	4.000%, 7/01/25, 144A	No Opt. Call	Ba2	3,790,662
1,360	5.000%, 7/01/45, 144A	7/25 at 100.00	Ba2	1,473,465
850	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence - Oro Valley Project, Series 2018A, 4.625%, 7/01/28, 144A	7/22 at 101.00	N/R	877,846
205	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leman Academy of Excellence - Oro Valley Project, Series 2019A, 5.000%, 7/01/39, 144A	7/22 at 101.00	N/R	211,316
375	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Northwest Christian School Project, Series 2020A, 5.000%, 9/01/45, 144A	9/30 at 100.00	Ba2	426,630
1,175	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Villa Montessori, Inc Projects, Series 2015, 5.000%, 7/01/45	7/25 at 100.00	BBB-	1,314,731
10,895	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Guam Facilities Foundation, Inc Project, Series 2014, 5.000%, 2/01/24	No Opt. Call	B+	11,219,889
2,270	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	A3	2,359,483
250	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 6.000%, 5/01/24	No Opt. Call	N/R	267,275
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, American Leadership Academy Project, Series 2019:
630	5.000%, 6/15/34, 144A	6/25 at 100.00	N/R	683,474
660	5.000%, 6/15/39, 144A	6/25 at 100.00	N/R	710,629
7,995	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020, 5.000%, 7/01/30, 144A	7/26 at 103.00	N/R	8,994,695
1,415	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 4.375%, 7/01/26	No Opt. Call	BB-	1,510,116
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019:
815	5.125%, 7/01/30, 144A	7/26 at 103.00	N/R	905,318
1,870	5.500%, 7/01/40, 144A	7/26 at 103.00	N/R	2,125,573

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Imagine East Mesa Charter Schools Project, Series 2019:
$210	3.250%, 7/01/24, 144A	No Opt. Call	N/R	218,595
370	5.000%, 7/01/29, 144A	7/26 at 100.00	N/R	414,123
425	5.000%, 7/01/34, 144A	7/26 at 100.00	N/R	466,654
575	5.000%, 7/01/39, 144A	7/26 at 100.00	N/R	625,491
465	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, LEAD Charter School Project, Series 2014, 6.250%, 3/01/24	No Opt. Call	N/R	487,181
1,555	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Leading Edge Academy Maricopa Charter School Project, Series 2013, 7.750%, 12/01/43	12/25 at 100.00	N/R	1,738,801
700	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A, 7.500%, 2/01/25	2/24 at 100.00	N/R	772,037
1,320	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2017, 6.125%, 2/01/28, 144A	No Opt. Call	N/R	1,538,064
760	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020, 5.000%, 6/15/35, 144A	6/28 at 100.00	N/R	816,688
3,010	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020-1, 5.000%, 6/15/35, 144A	6/28 at 100.00	N/R	3,331,438
500	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019, 4.125%, 7/01/29	7/25 at 100.00	N/R	524,695
	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Charter Schools Refunding Project, Series 2016R:
4,480	4.000%, 7/01/26	No Opt. Call	Baa3	4,751,443
5,465	5.000%, 7/01/31	7/26 at 100.00	Baa3	6,093,967
1,035	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Noah Webster Schools Mesa Project, Series 2015A, 4.000%, 12/15/24, 144A	No Opt. Call	BB	1,087,185
100	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	141,158
564	Show Low Bluff Community Facilities District, Show Low, Arizona, Special Assessment Bonds, Area One, Series 2007, 5.600%, 7/01/31, 144A	8/21 at 100.00	N/R	563,989
369	Southside Community Facilities District 1, Prescott Valley, Arizona, Special Assessment Revenue Bonds, Series 2008, 7.250%, 7/01/32	8/21 at 100.00	N/R	338,746
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017A:
1,500	5.500%, 10/01/27, 144A	No Opt. Call	N/R	1,649,970
10	6.000%, 10/01/37, 144A	10/27 at 100.00	N/R	11,124
	Tempe Industrial Development Authority, Arizona, Revenue Bonds, Mirabella at ASU Project, Series 2017B:
42,000	4.700%, 10/01/24, 144A	8/21 at 100.00	N/R	42,037,800
9,000	5.350%, 10/01/25, 144A	10/21 at 100.00	N/R	9,049,860

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$535	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015A, 3.900%, 9/01/24, 144A	No Opt. Call	BB+	559,027
153,689	Total Arizona			160,971,082
	Arkansas – 0.3%
8,200	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B-	9,188,838
8,670	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49, 144A (AMT)	9/27 at 103.00	B-	9,979,170
16,870	Total Arkansas			19,168,008
	California – 6.4%
	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A:
7,215	5.000%, 3/01/31	3/26 at 100.00	Ba3	8,083,758
7,565	5.250%, 3/01/36	3/26 at 100.00	Ba3	8,393,670
1,390	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment Project 1, Refunding Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	1,611,149
3,000	Brentwood Infrastructure Financing Authority, California, Infrastructure Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36	9/24 at 100.00	N/R	3,319,380
3,500	California Community Housing Agency, California, Essential Housing Revenue Bonds, Mira Vista Hills Apartments, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	3,802,435
2,500	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	2,906,525
10,035	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	11,514,761
500	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49	6/30 at 100.00	BBB+	592,455
1,095	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2020B-1, 5.000%, 6/01/49	12/30 at 100.00	BBB-	1,369,812
	California Enterprise Development Authority, Charter School Revenue Bonds, Rocklin Academy Project, Refunding Series 2021A:
250	4.000%, 6/01/36, 144A	6/31 at 100.00	BB+	290,850
630	4.000%, 6/01/51, 144A	6/31 at 100.00	BB+	710,149
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
385	5.000%, 8/15/30	8/27 at 100.00	Baa2	464,433
310	5.000%, 8/15/32	8/27 at 100.00	Baa2	372,109
225	4.000%, 8/15/34	8/27 at 100.00	Baa2	253,827
245	5.000%, 8/15/35	8/27 at 100.00	Baa2	292,559
195	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23	No Opt. Call	BB	206,825

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,485	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies - El Dorado Hills Project, Series 2018A, 5.000%, 10/01/28, 144A	10/22 at 105.00	N/R	1,601,840
505	California Municipal Finance Authority Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2015A, 4.500%, 10/01/25	10/22 at 102.00	BB	533,421
270	California Municipal Finance Authority Charter School Revenue Bonds, River Charter Schools Project, Series 2018A, 4.500%, 6/01/28, 144A	6/26 at 100.00	BB	303,051
1,110	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/26, 144A	No Opt. Call	N/R	1,159,950
415	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Bella Mente Montessori Academy Project, Series 2018A, 5.000%, 6/01/28, 144A	No Opt. Call	Ba1	478,134
	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Nova Academy Project, Series 2016A:
1,305	4.000%, 6/15/26, 144A	No Opt. Call	BB	1,404,924
1,850	5.000%, 6/15/36, 144A	6/26 at 100.00	BB	2,078,826
320	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy Project, Series 2015, 4.375%, 7/01/25, 144A	No Opt. Call	BB+	342,237
705	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc Project, Series 2014A, 4.150%, 10/01/24	10/22 at 102.00	BB	739,073
4,310	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 4.000%, 7/01/26, 144A	No Opt. Call	BB	4,595,408
	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2018A:
1,185	3.875%, 7/01/28, 144A	No Opt. Call	BB	1,282,715
2,200	5.000%, 7/01/38, 144A	7/28 at 100.00	BB	2,599,014
1,800	5.000%, 7/01/49, 144A	7/28 at 100.00	BB	2,087,226
350	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A, 4.750%, 8/01/22	No Opt. Call	BB	363,101
655	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 6.000%, 6/01/23	6/22 at 102.00	N/R	696,501
840	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation Project, Series 2016A, 5.000%, 6/01/36	6/26 at 100.00	BBB-	962,380
220	California Municipal Finance Authority, Education Revenue Bonds, STREAM Charter Schools Project, Series 2020A, 5.000%, 6/15/41, 144A	6/30 at 100.00	N/R	247,150
1,480	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.250%, 8/15/30	8/24 at 100.00	N/R	1,606,466
165	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/22	No Opt. Call	Baa1	174,412
2,355	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A, 4.000%, 11/01/26, 144A	No Opt. Call	N/R	2,609,740
175	California Municipal Finance Authority, Revenue Bonds, Community Health Centers of the Central Coast, Inc, Series 2021A, 5.000%, 12/01/36, 144A	12/30 at 100.00	N/R	204,584
270	California Municipal Finance Authority, Revenue Bonds, Emerson College, Series 2011, 5.000%, 1/01/28	1/22 at 100.00	Baa2	275,843

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,580	California Municipal Finance Authority, Revenue Bonds, Goodwill Industries of Sacramento Valley & Northern Nevada Project, Series 2014A, 4.250%, 1/01/25 (7)	No Opt. Call	N/R	1,593,841
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2015:
200	5.000%, 11/01/23	No Opt. Call	BBB-	219,344
300	5.000%, 11/01/24	No Opt. Call	BBB-	340,188
350	5.000%, 11/01/27	11/24 at 100.00	BBB-	393,726
	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A:
1,425	5.000%, 11/01/28	11/26 at 100.00	BBB-	1,689,081
1,500	5.250%, 11/01/29	11/26 at 100.00	BBB-	1,800,360
850	5.000%, 11/01/30	11/26 at 100.00	BBB-	997,806
1,000	5.250%, 11/01/31	11/26 at 100.00	BBB-	1,192,220
6,165	5.250%, 11/01/41	11/26 at 100.00	BBB-	7,244,183
1,100	California Pollution Contol Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27, 144A (AMT) (7)	No Opt. Call	N/R	330,000
3,310	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services, LLC, Series 2016, 7.000%, 12/01/27, 144A (AMT) (7)	12/23 at 102.00	N/R	1,655,000
1,420	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A, 4.250%, 7/01/30, 144A	7/28 at 100.00	N/R	1,520,167
540	California Public Finance Authority, Charter School Lease Revenue Bonds, Multicultural Learning Center Project, Series 2017A, 5.250%, 6/15/27	No Opt. Call	N/R	604,519
675	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green Series 2021A, 5.000%, 11/15/36, 144A	11/29 at 102.00	N/R	803,614
5,000	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green TEMPS 50 Series 2021B-3, 2.125%, 11/15/27, 144A	5/23 at 100.00	N/R	5,069,400
3,000	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green TEMPS 70 Series 2021B-2, 2.375%, 11/15/28, 144A	5/23 at 100.00	N/R	3,043,170
2,010	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A, 5.000%, 7/01/32, 144A (7)	7/27 at 100.00	Caa2	1,818,246
1,325	California School Finance Authority Charter School Revenue Bonds, California, ACE Charter Schools, Obligated Group, Series 2016A, 4.500%, 6/01/29, 144A	6/26 at 100.00	N/R	1,457,089
1,000	California School Finance Authority Charter School Revenue Bonds, Ednovate Obligated Group, Series 2018, 5.000%, 6/01/37, 144A	6/27 at 100.00	N/R	1,130,750
1,920	California School Finance Authority Charter, School Revenue Bonds, Rocketship Education, Mateo Sheedy Project, Series 2015A, 4.250%, 3/01/28, 144A	6/25 at 100.00	N/R	2,104,589
1,195	California School Finance Authority, California, Charter School Revenue Bonds, Encore Education Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	No Opt. Call	N/R	1,232,427

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California School Finance Authority, California, Charter School Revenue Bonds, TEACH Public Schools Obligated Group, Series 2019A:
$300	5.000%, 6/01/29, 144A	6/26 at 100.00	N/R	339,513
750	5.000%, 6/01/39, 144A	6/26 at 100.00	N/R	827,775
925	California School Finance Authority, Charter School Revenue Bonds, CIty Charter School Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	No Opt. Call	N/R	1,011,968
	California School Finance Authority, Charter School Revenue Bonds, Classical Academies Project, Series 2017A:
2,000	4.000%, 10/01/27, 144A	No Opt. Call	BBB-	2,199,500
2,155	5.000%, 10/01/32, 144A	10/27 at 100.00	BBB-	2,564,903
	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep - Obligated Group, Series 2016:
840	4.000%, 6/01/26, 144A	No Opt. Call	N/R	891,769
1,000	4.500%, 6/01/31, 144A	6/26 at 100.00	N/R	1,101,650
885	California School Finance Authority, Charter School Revenue Bonds, Escuela Popular Charter School, Series 2017, 5.500%, 7/01/27, 144A	No Opt. Call	N/R	1,004,050
785	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/26, 144A	6/25 at 100.00	N/R	861,035
	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2017A:
630	4.500%, 6/01/27, 144A	6/26 at 100.00	N/R	708,063
975	5.000%, 6/01/34, 144A	6/26 at 100.00	N/R	1,102,442
315	California School Finance Authority, Charter School Revenue Bonds, Rocketship Public Schools Obligated Group, Series 2017G, 5.000%, 6/01/30, 144A	6/27 at 100.00	N/R	368,796
	California School Finance Authority, Charter School Revenue Bonds, Santa Clarita Valley International School Project, Series 2021A:
260	4.000%, 6/01/31 (WI/DD, Settling 7/01/21)	No Opt. Call	N/R	289,988
100	4.000%, 6/01/41 (WI/DD, Settling 7/01/21)	6/31 at 100.00	N/R	109,047
	California School Finance Authority, Charter School Revenue Bonds, Social Bonds iLead Lancaster Project, Series 2021A:
250	4.000%, 6/01/31, 144A	6/29 at 100.00	N/R	274,695
435	5.000%, 6/01/41, 144A	6/29 at 100.00	N/R	497,849
460	California School Finance Authority, Educational Facilities Revenue Bonds, New Designs Charter School Project, Series 2014A, 4.750%, 6/01/24, 144A	No Opt. Call	BB+	491,699
840	California School Finance Authority, Educational Facility Revenue Bonds, Partnerships to Uplift Communities Valley Project, Series 2014, 5.350%, 8/01/24, 144A	2/24 at 100.00	BB	890,988
275	California School finance Authority, School Facility Revenue Bonds, ICEF - View Park Elementary and Middle Schools, Series 2014A, 4.750%, 10/01/24	No Opt. Call	BB	293,351
380	California School Finance Authority, School Facility Revenue Bonds, Alta Public Schools Project, Series 2014A, 5.750%, 11/01/24, 144A	No Opt. Call	N/R	405,973
250	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 4.125%, 7/01/24	No Opt. Call	BBB	263,105

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$350	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2013, 5.900%, 7/01/23	No Opt. Call	BB+	369,597
145	California Statewide Communities Development Authority Revenue Bonds, California Baptist University, Refunding Series 2017A, 5.000%, 11/01/32, 144A	11/27 at 100.00	N/R	175,830
700	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/34	12/24 at 100.00	BB-	798,175
1,735	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/26, 144A	6/26 at 100.00	BB-	2,043,448
850	California Statewide Communities Development Authority, College Housing Revenue Bonds, National Campus Community Development - Hooper Street LLC Project, Series 2019, 5.000%, 7/01/29, 144A	No Opt. Call	B	928,234
825	California Statewide Communities Development Authority, Revenue Bonds, 899 Charleston Project, Refunding Series 2014A, 5.000%, 11/01/24, 144A	No Opt. Call	N/R	880,159
3,000	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A, 4.000%, 6/01/26, 144A	No Opt. Call	N/R	3,268,560
715	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2015-2 Rio Bravo, Series 2015A, 4.375%, 9/01/25	No Opt. Call	N/R	758,093
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Refunding Series 2015R-1:
1,005	5.000%, 9/02/25	No Opt. Call	N/R	1,169,307
1,045	5.000%, 9/02/26	9/25 at 100.00	N/R	1,210,089
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018A:
4,190	4.000%, 9/02/28	No Opt. Call	N/R	4,634,391
2,150	5.000%, 9/02/38	9/28 at 100.00	N/R	2,598,296
4,090	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2018B, 4.000%, 9/02/28	No Opt. Call	N/R	4,537,814
435	California Statewide Communitities Development Authority, Charter School Revenue Bonds, Green Dot Public Schools, Animo Inglewood Charter High School Project, Series 2011A, 6.900%, 8/01/31	8/21 at 100.00	BB+	437,044
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
995	5.750%, 7/01/24 (7)	8/21 at 100.00	N/R	945,408
2,205	5.750%, 7/01/30 (7)	8/21 at 100.00	N/R	2,094,974
152	5.750%, 7/01/35 (7)	8/21 at 100.00	N/R	144,481
397	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005G, 5.500%, 7/01/22 (7)	7/21 at 100.00	N/R	376,907
812	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005H, 5.750%, 7/01/25 (7)	7/21 at 100.00	N/R	771,089
500	Compton Public Finance Authority, California, Lease Revenue Bonds, Refunding & Various Capital Projects, Series 2008, 5.250%, 9/01/27 – AMBAC Insured	7/21 at 100.00	N/R	501,455
27,295	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%, 10/01/46, 144A	10/31 at 100.00	N/R	29,011,037

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$6,500	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-1, 2.875%, 8/01/41, 144A	8/31 at 100.00	N/R	6,751,225
9,800	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56, 144A	8/31 at 100.00	N/R	9,910,348
5,250	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Link-Glendale, Series 2021A-1, 3.000%, 7/01/45, 144A	7/31 at 100.00	N/R	5,286,172
7,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1, 3.400%, 10/01/46, 144A	10/31 at 100.00	N/R	7,358,890
2,200	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1, 3.200%, 9/01/46, 144A	9/31 at 100.00	N/R	2,329,294
1,570	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A	8/31 at 100.00	N/R	1,744,631
540	Fontana, California, Special Tax Bonds, Sierra Hills South Community Facilities District 22, Refunding Series 2014, 5.000%, 9/01/23	No Opt. Call	N/R	592,898
4,110	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	4,274,770
740	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/35	6/28 at 100.00	BB+	904,043
	Hesperia, California, Special Tax Bonds, Community Facilities District 2005-1 Belgate Development Restructuring Series 2014:
200	5.000%, 9/01/23	No Opt. Call	N/R	220,324
250	5.000%, 9/01/24	No Opt. Call	N/R	286,310
320	5.000%, 9/01/25	9/24 at 100.00	N/R	365,200
195	5.000%, 9/01/26	9/24 at 100.00	N/R	221,725
2,760	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Palomar Estates West, Refunding Series 2015, 5.000%, 9/15/25	No Opt. Call	N/R	3,010,360
100	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 1, Refunding Series 2014, 5.000%, 9/01/22	No Opt. Call	N/R	105,812
	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Canyon Hills Improvement Area A & C, Series 2014C:
500	5.000%, 9/01/23	No Opt. Call	N/R	548,980
595	5.000%, 9/01/24	No Opt. Call	N/R	677,175
2,315	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/35	9/25 at 100.00	N/R	2,629,493
1,580	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 4.000%, 9/02/25	No Opt. Call	N/R	1,689,968

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Lathrop, California, Special Tax Bonds, Community Facilities District 2018-1, Central Lathrop Specific Plan Improvement Areas 1-5 Special Tax Bonds, Series 2019:
$20	3.650%, 9/01/21	No Opt. Call	N/R	20,043
15	3.650%, 9/01/21	No Opt. Call	N/R	15,036
25	3.650%, 9/01/21	No Opt. Call	N/R	25,059
10	3.650%, 9/01/21	No Opt. Call	N/R	10,022
5	3.900%, 9/01/21	No Opt. Call	N/R	5,011
35	3.800%, 9/01/22	No Opt. Call	N/R	35,584
25	3.800%, 9/01/22	No Opt. Call	N/R	25,435
45	3.800%, 9/01/22	No Opt. Call	N/R	45,751
15	3.800%, 9/01/22	No Opt. Call	N/R	15,250
10	4.050%, 9/01/22	No Opt. Call	N/R	10,169
50	3.900%, 9/01/23	No Opt. Call	N/R	51,715
35	3.900%, 9/01/23	No Opt. Call	N/R	36,111
65	3.900%, 9/01/23	No Opt. Call	N/R	67,202
20	3.900%, 9/01/23	No Opt. Call	N/R	20,660
10	4.150%, 9/01/23	No Opt. Call	N/R	10,344
70	4.100%, 9/01/24	No Opt. Call	N/R	73,434
45	4.100%, 9/01/24	No Opt. Call	N/R	47,207
85	4.100%, 9/01/24	No Opt. Call	N/R	89,196
30	4.100%, 9/01/24	No Opt. Call	N/R	31,472
20	4.350%, 9/01/24	No Opt. Call	N/R	20,970
85	4.200%, 9/01/25	No Opt. Call	N/R	90,385
55	4.200%, 9/01/25	No Opt. Call	N/R	58,551
110	4.200%, 9/01/25	No Opt. Call	N/R	116,567
40	4.200%, 9/01/25	No Opt. Call	N/R	42,388
25	4.450%, 9/01/25	No Opt. Call	N/R	26,565
105	4.350%, 9/01/26	No Opt. Call	N/R	112,361
65	4.350%, 9/01/26	No Opt. Call	N/R	69,945
130	4.350%, 9/01/26	No Opt. Call	N/R	139,824
45	4.350%, 9/01/26	No Opt. Call	N/R	48,155
30	4.600%, 9/01/26	No Opt. Call	N/R	32,074
125	4.400%, 9/01/27	9/26 at 103.00	N/R	135,623
80	4.400%, 9/01/27	9/26 at 103.00	N/R	86,798
155	4.400%, 9/01/27	9/26 at 103.00	N/R	168,263
55	4.400%, 9/01/27	9/26 at 103.00	N/R	59,674
35	4.650%, 9/01/27	9/26 at 103.00	N/R	37,889
145	4.500%, 9/01/28	9/26 at 103.00	N/R	159,000
95	4.500%, 9/01/28	9/26 at 103.00	N/R	103,532
180	4.500%, 9/01/28	9/26 at 103.00	N/R	197,136

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$65	4.500%, 9/01/28	9/26 at 103.00	N/R	71,276
45	4.750%, 9/01/28	9/26 at 103.00	N/R	49,215
1,120	5.100%, 9/01/33	9/26 at 103.00	N/R	1,224,910
695	5.100%, 9/01/33	9/26 at 103.00	N/R	760,101
1,390	5.100%, 9/01/33	9/26 at 103.00	N/R	1,517,435
495	5.100%, 9/01/33	9/26 at 103.00	N/R	541,367
335	5.350%, 9/01/33	9/26 at 103.00	N/R	365,291
1,880	5.850%, 9/01/49	9/26 at 103.00	N/R	2,057,472
105	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.500%, 11/15/37	No Opt. Call	A-	157,826
2,125	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007B, 1.554%, 11/15/27 (3-Month LIBOR *67% reference rate + 1.450% spread) (5)	No Opt. Call	A-	2,212,869
445	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	448,747
1,055	Merced Redevelopment Agency, California, Tax Allocation Bonds, Merced Redevelopment Project 2, Series 2003A, 0.000%, 12/01/23 – AMBAC Insured	No Opt. Call	N/R	1,030,387
37,370	Modesto Irrigation District Financing Authority, California, Domestic Water Project Revenue Bonds, Index Rate Series 2007, 0.720%, 9/01/37 – NPFG Insured (3-Month LIBOR *67% reference rate + 0.630% spread) (5)	8/21 at 100.00	Baa2	37,440,256
	Moorpark, California, Special Tax Bonds, Community Facilities District 2004-1, Refunding Junior Lien Series 2014B:
330	4.750%, 9/01/23	No Opt. Call	N/R	346,249
645	5.200%, 9/01/28	9/24 at 100.00	N/R	728,676
250	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (6)	251,410
	ndio, California, Special Tax Bonds, Community Facilities District 2004-3 Terra Lago, Improvement Area 1, Series 2015:
515	5.000%, 9/01/23	No Opt. Call	N/R	564,749
660	5.000%, 9/01/24	No Opt. Call	N/R	751,370
405	5.000%, 9/01/25	No Opt. Call	N/R	476,620
725	5.000%, 9/01/26	9/25 at 100.00	N/R	849,490
760	5.000%, 9/01/27	9/25 at 100.00	N/R	886,555
795	5.000%, 9/01/28	9/25 at 100.00	N/R	922,876
1,000	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29	12/23 at 100.00	B+	1,035,730
	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia Village, Series 2015A:
665	5.000%, 8/15/25	No Opt. Call	N/R	782,698
745	5.000%, 8/15/27	8/25 at 100.00	N/R	868,588

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$3,700	Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016, 5.000%, 11/01/36	11/26 at 100.00	Ba1	4,276,386
	Perris Joint Powers Authority, California, Local Agency Revenue Bonds, Community Facilities District 2001-1 May Farms Improvement Area 6 &7, Refunding Series 2014E:
465	4.000%, 9/01/23	No Opt. Call	N/R	498,982
485	4.000%, 9/01/24	No Opt. Call	N/R	535,353
505	5.000%, 9/01/25	9/24 at 100.00	N/R	572,917
530	5.000%, 9/01/26	9/24 at 100.00	N/R	599,244
2,475	Perris, California, Special Tax Bonds, Community Facilities District 2001-2, Refunding Series 2014A, 4.375%, 9/01/24	9/23 at 100.00	N/R	2,670,104
100	Poway Unified School District, San Diego County, California, Special Tax Bonds, Community Facilities District 15 Del Sur East Improvement Area C, Series 2016, 5.000%, 9/01/26	No Opt. Call	N/R	121,437
	Rancho Cordova, California, Special Tax Bonds, Community Facilities District 2003-1 Sunridge Anatolia Area, Junior Lien Series 2014:
105	3.850%, 10/01/21	8/21 at 100.00	N/R	105,295
135	4.150%, 10/01/22	8/21 at 100.00	N/R	135,412
155	4.400%, 10/01/23	8/21 at 100.00	N/R	155,493
175	4.550%, 10/01/24	8/21 at 100.00	N/R	175,558
205	4.650%, 10/01/25	8/21 at 100.00	N/R	205,646
230	4.800%, 10/01/26	8/21 at 100.00	N/R	230,731
260	4.900%, 10/01/27	8/21 at 100.00	N/R	260,819
290	5.050%, 10/01/28	8/21 at 100.00	N/R	290,957
325	5.100%, 10/01/29	8/21 at 100.00	N/R	326,056
360	5.200%, 10/01/30	8/21 at 100.00	N/R	361,156
395	5.250%, 10/01/31	8/21 at 100.00	N/R	396,248
440	5.350%, 10/01/32	8/21 at 100.00	N/R	441,412
480	5.400%, 10/01/33	8/21 at 100.00	N/R	481,546
500	Richmond Community Development Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 9/01/25 – BAM Insured	9/24 at 100.00	AA	567,245
345	Riverside County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Refunding Series 2014A, 5.000%, 10/01/29 – AGM Insured	10/24 at 100.00	AA	390,098
	Riverside County, California, Special Tax Bonds, Community Facilities District 03-1 Newport Road, Series 2014:
500	4.125%, 9/01/23	No Opt. Call	N/R	540,590
500	4.250%, 9/01/24	No Opt. Call	N/R	559,155
750	5.000%, 9/01/25	9/24 at 100.00	N/R	854,415
30	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013, 4.000%, 9/01/21	No Opt. Call	N/R	30,192

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	Romoland School District, California, Special Tax Bonds, Community Facilities District 2004-1 Heritage Lake Improvement Area 1 & 2, Refunding Series 2015:
$1,515	5.000%, 9/01/25	No Opt. Call	N/R	1,786,336
1,655	5.000%, 9/01/26	9/25 at 100.00	N/R	1,942,904
805	5.000%, 9/01/27	9/25 at 100.00	N/R	940,127
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Hewlett Parkard Campus Oaks, Series 2016:
960	4.000%, 9/01/26	No Opt. Call	N/R	1,100,995
345	5.000%, 9/01/31	9/26 at 100.00	N/R	403,105
1,000	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	1,167,860
	San Bernardino County, California, Special Tax Bonds, Community Facilities District 2002-1 Kaiser Commerce Center, Refunding Series 2014:
400	5.000%, 9/01/23	No Opt. Call	N/R	439,644
655	5.000%, 9/01/26	9/24 at 100.00	N/R	741,460
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
4,000	7.000%, 12/01/26 (Pre-refunded 12/01/21)	12/21 at 100.00	BB (6)	4,110,240
385	8.000%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	BB (6)	397,116
	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015:
180	4.000%, 9/01/23	No Opt. Call	N/R	193,073
95	5.000%, 9/01/24	No Opt. Call	N/R	108,249
470	5.000%, 9/01/25	No Opt. Call	N/R	553,326
290	5.000%, 9/01/26	9/25 at 100.00	N/R	340,579
475	5.000%, 9/01/27	9/25 at 100.00	N/R	554,733
480	5.000%, 9/01/29	9/25 at 100.00	N/R	555,418
	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series 2014A:
360	5.000%, 8/01/23	No Opt. Call	A-	394,060
400	5.000%, 8/01/24	No Opt. Call	A-	454,588
350	5.000%, 8/01/25	8/24 at 100.00	A-	396,413
	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D:
5,500	0.000%, 8/01/23, 144A	8/21 at 91.48	N/R	5,026,120
750	0.000%, 8/01/26, 144A	8/21 at 79.08	N/R	592,260
1,255	San Jacinto, California, Special Tax Bonds, Community Facilities District 2002-1 Rancho San Jacinto Phase 2, Series 2016, 5.000%, 9/01/30	9/26 at 100.00	N/R	1,481,678
250	Saugus Union School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2002-1, Refunding Series 2013, 5.000%, 9/01/21	No Opt. Call	N/R	251,913

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$22,605	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 1.588%, 11/01/38 (3-Month LIBOR *67% reference rate + 1.470% spread) (5)	No Opt. Call	BBB+	21,920,068
125	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 7/01/21 – AGM Insured	No Opt. Call	A1	125,000
140	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 5.500%, 9/01/27, 144A	No Opt. Call	N/R	152,075
	Tustin, California,Special Tax Bonds, Community Facilities District 14-1 Tustin Legacy/Standard Pacific, Refunding Series 2015A:
250	5.000%, 9/01/26	9/25 at 100.00	N/R	293,940
225	5.000%, 9/01/28	9/25 at 100.00	N/R	261,891
250	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities District 2015-1 Arambel-KDN, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	N/R	274,853
9,065	West Sacramento Financing Authority, California, Special Tax Revenue Bonds, Series 2014, 5.000%, 9/01/25	9/22 at 102.00	N/R	9,708,524
	William S Hart Union High School District, Los Angeles County, California, Special Tax Bonds, Community Facilities District 2015-1, Series 2017:
400	5.000%, 9/01/28	9/26 at 100.00	N/R	477,164
350	5.000%, 9/01/30	9/26 at 100.00	N/R	410,924
341,041	Total California			361,852,225
	Colorado – 4.1%
2,610	Adonea Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Refunding Limited Tax Convertible to Unlimited Tax Series 2018A, 4.500%, 12/01/28	12/23 at 103.00	N/R	2,670,682
1,400	Aerotropolis Regional Transportation Authority, Colorado, Special Revenue Bonds, Series 2019, 5.000%, 12/01/51	12/24 at 102.00	N/R	1,523,410
2,655	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A, 4.375%, 12/01/28	12/23 at 103.00	N/R	2,876,746
500	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.875%, 10/01/26 – SYNCORA GTY Insured (ETM)	No Opt. Call	BBB (6)	583,295
535	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 4.000%, 12/01/29	9/24 at 103.00	N/R	575,863
500	Base Village Metropolitan District 2, Colorado, General Obligation Bonds, Refunding Series 2016A, 5.750%, 12/01/46	12/21 at 103.00	N/R	520,555
500	Baseline Metropolitan District 1, In the City and County of Broomfield, Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/51	12/24 at 103.00	N/R	537,075
486	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2017A, 4.000%, 12/01/27	12/22 at 103.00	N/R	514,003
825	Broadway Park North Metropolitan District 2, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2020, 5.000%, 12/01/40, 144A	12/25 at 103.00	N/R	918,802
735	Broadway Station Metropolitan District 2, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/35	6/24 at 103.00	N/R	809,904

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$12,800	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	14,096,896
500	Broomfield Village Metropolitan District 2, In the City and County of Broomfield, Colorado, General Obligation Limited Tax and Revenue Bonds, Refunding Series 2021A-1, 5.000%, 12/01/49, 144A	12/26 at 103.00	N/R	553,055
2,100	Canyons Metropolitan District 5, Douglas County, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Refunding & Improvement Series 2017A, 6.000%, 12/01/37	12/22 at 103.00	N/R	2,223,564
415	Cathedral Pines Metropolitan District, El Paso County, Colorado, General Obligation Bonds, Refunding Series 2016, 4.000%, 12/01/26	No Opt. Call	Ba1	444,370
11,135	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	11,868,462
2,062	Clear Creek Station Metropolitan District 2, Adams County, Colorado, Limited Tax General Obligation Refunding & Improvement Series 2017A, 4.375%, 12/01/32	12/22 at 103.00	N/R	2,174,400
530	Clear Creek Transit Metropolitan District 2, Adams County, Colorado, Revenue Supported Limited Tax General Obligation Bonds, Series 2021A, 4.000%, 12/01/31	12/26 at 103.00	N/R	569,459
275	Colorado Educational and Cultural Facilities Authority, Charter School Refunding Revenue Bonds, Pinnacle Charter School, Inc K-8 Facility Project, Series 2013, 5.000%, 6/01/23	No Opt. Call	A+	299,118
2,410	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017, 4.625%, 10/01/27	No Opt. Call	N/R	2,621,453
335	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 4.125%, 7/01/26, 144A	7/25 at 100.00	BB	354,487
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Eagle Ridge Academy Project, Refunding & Improvement Series 2016, 5.000%, 11/01/36, 144A	11/21 at 100.00	BB+	504,060
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/29	1/24 at 100.00	A+	544,360
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014:
415	4.125%, 7/01/24, 144A	No Opt. Call	BB	430,326
500	5.125%, 7/01/34, 144A	7/24 at 100.00	BB	540,830
600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Union Colony School Project, Series 2018, 5.000%, 4/01/38	4/28 at 100.00	Aa3	729,684
1,125	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Windsor Academy Project, Refunding & Development Series 2016, 3.875%, 9/01/26	9/21 at 100.00	Baa3	1,128,611
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Rocky Mountain Classical Academy Project, Refunding Series 2019:
2,410	5.000%, 10/01/29, 144A	10/27 at 100.00	Ba1	2,764,728
2,270	5.000%, 10/01/39, 144A	10/27 at 100.00	Ba1	2,568,187
3,520	5.000%, 10/01/49, 144A	10/27 at 100.00	Ba1	3,926,666
430	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 6.375%, 8/01/24	No Opt. Call	N/R	446,134

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$760	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 5.000%, 2/01/27, 144A	2/26 at 100.00	N/R	776,933
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Refunding Series 2012, 5.250%, 1/01/37	1/22 at 100.00	N/R	1,013,000
530	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012B, 4.000%, 12/01/26 (Pre-refunded 12/01/22)	12/22 at 100.00	A- (6)	558,572
535	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities Inc, Refunding Series 2012C, 5.000%, 12/01/21 (ETM)	No Opt. Call	A- (6)	545,754
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A:
400	5.000%, 5/15/27	No Opt. Call	BB+	467,584
250	5.250%, 5/15/28	5/27 at 100.00	BB+	292,965
2,275	5.250%, 5/15/30	5/27 at 100.00	BB+	2,665,981
550	5.250%, 5/15/32	5/27 at 100.00	BB+	644,523
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A:
700	5.000%, 12/01/25, 144A	No Opt. Call	N/R	737,135
750	5.500%, 12/01/30, 144A	12/25 at 100.00	N/R	811,148
500	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.625%, 12/01/32	12/23 at 103.00	N/R	546,625
606	Colorado International Center Metropolitan District 3, Aurora, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2016, 4.625%, 12/01/31	12/21 at 103.00	N/R	628,622
	Colorado Science and Technology Park Metropolitan District No1, Special Revenue Improvement Bonds, Refunding Series 2018:
3,545	4.375%, 12/01/26	12/23 at 103.00	N/R	3,846,360
2,140	5.000%, 12/01/33	12/23 at 103.00	N/R	2,322,970
1,215	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019, 4.000%, 12/01/29	12/24 at 103.00	N/R	1,249,846
749	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.500%, 12/01/26	12/25 at 100.00	N/R	819,084
2,090	Cundall Farms Metropolitan District, In the City of Thornton, Colorado, General Obligation Limited Tax Convertbile to Unlimited Tax, Refunding Series 2017A, 4.625%, 12/01/32 (Pre-refunded 12/15/22)	12/22 at 103.00	N/R (6)	2,210,091
1,359	Denver Gateway Center Metropolitan District, In the City and County of Denver, Colorado, General Obligation Limited Tax Bonds, Series 2018A, 5.500%, 12/01/38	12/23 at 103.00	N/R	1,475,072
	Denver Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, 9th and Colorado Urban Redevelopement Area, Series 2018A:
1,735	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	1,909,385
1,100	5.250%, 12/01/39, 144A	12/23 at 103.00	N/R	1,210,055

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	DIATC Metropolitan District, Commerce City, Adams County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Series 2019:
$590	3.250%, 12/01/29, 144A	9/24 at 103.00	N/R	623,943
740	5.000%, 12/01/39, 144A	9/24 at 103.00	N/R	807,170
850	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds, Series 2015, 5.000%, 12/01/24 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (6)	907,825
500	Elbert and Highway 86 Commercial Metropolitan District, Elbert County, Colorado, Special Revenue and Tax Supported Bonds, Refunding & Improvement Senior Series 2021A, 3.750%, 12/01/29, 144A	6/26 at 103.00	N/R	521,535
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
4,493	5.250%, 12/01/24	No Opt. Call	N/R	4,796,008
1,500	5.750%, 12/01/30	12/24 at 100.00	N/R	1,593,750
2,300	6.000%, 12/01/38	12/24 at 100.00	N/R	2,393,909
2,000	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A	6/25 at 103.00	N/R	2,053,840
554	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General Obligation Bonds, Series 2016A, 4.000%, 12/01/26	12/21 at 100.00	N/R	574,963
1,170	Green Valley Ranch East Metropolitan District 6, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/32	9/25 at 103.00	N/R	1,303,754
950	Harmony Technology Park Metropolitan District 2, Fort Collins, Colorado, General Obligaiton Bonds, Limited Tax Convertible to Unlimited Tax Series 2017, 4.500%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 103.00	N/R (6)	1,034,198
1,445	Hawthorn Metropolitan District No 2, Jefferson County, Colorado, General Obligation, Refunding Series 2017A, 4.500%, 12/01/32	12/22 at 103.00	N/R	1,521,296
1,395	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.000%, 12/01/28	12/24 at 100.00	N/R	1,539,076
	Highlands Metropolitan District 1, Broomfield City and County, colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2021:
650	4.000%, 12/01/31	3/26 at 103.00	N/R	682,552
550	5.000%, 12/01/41	3/26 at 103.00	N/R	596,855
4,086	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A, 5.125%, 12/01/31	12/21 at 103.00	N/R	4,246,702
500	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 4.625%, 12/01/27	12/23 at 103.00	N/R	539,470
2,000	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/15/25	12/23 at 100.00	N/R	1,906,280
500	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39	9/24 at 103.00	N/R	545,500
1,430	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 4.000%, 12/01/25	12/21 at 103.00	N/R	1,486,814
1,160	Mayberry Community Authority, Colorado Springs, El Paso County, Colorado, Special Revenue Bonds, Series 2021A, 5.000%, 12/01/41	6/26 at 103.00	N/R	1,237,987

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$740	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2016, 4.000%, 12/01/26	12/25 at 100.00	N/R	786,576
1,245	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-1, 5.375%, 12/01/34	12/23 at 103.00	N/R	1,353,066
	North Park Metropolitan District 1, in the City of Broomfiled, Colorado, Special Revenue Bonds, Series 2018A-2:
5,270	5.125%, 12/01/28	12/23 at 103.00	N/R	5,757,528
1,540	5.500%, 12/01/34	12/23 at 103.00	N/R	1,678,123
2,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.000%, 12/01/40	12/25 at 103.00	N/R	2,230,960
600	One Horse Business Improvement District, Lakewood, Colorado, Sales Tax Sharing Revenue Bonds, Refunding Series 2004, 6.000%, 6/01/24	8/21 at 100.00	N/R	601,536
2,190	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019, 4.000%, 12/01/29	12/24 at 103.00	N/R	2,383,705
1,381	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Series 2016, 4.375%, 12/01/31	12/21 at 103.00	N/R	1,431,710
1,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45 – NPFG Insured	12/25 at 100.00	Baa2	1,146,940
1,340	Parker Homestead Metropolitan District, Parker, Douglas County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2016, 4.500%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 103.00	N/R (6)	1,402,297
2,625	Prairie Center Metopolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A, 4.125%, 12/15/27, 144A	12/26 at 100.00	N/R	2,811,375
440	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.250%, 11/15/28	No Opt. Call	A-	560,899
13,485	Pueblo Urban Renewal Authority, Colorado, Tax Increment Revenue Bonds, EVRAZ Project, Series 2021A, 4.750%, 12/01/45, 144A	12/30 at 100.00	N/R	15,513,279
	Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Refunding & Improvement Series 2015:
200	4.250%, 12/01/28	12/24 at 100.00	N/R	213,886
335	4.375%, 12/01/30	12/24 at 100.00	N/R	356,557
4,475	Reunion Metropolitan District, Acting By and Through its Water Activity Enterprise, Adams County, Colorado, Special Revenue Bonds, Series 2021, 3.625%, 12/01/44	6/26 at 103.00	N/R	4,474,821
496	Serenity Ridge Metropolitan District No 2, In the City of Aurora, Arapahoe County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding and Improvement Bonds Series 2018A, 4.500%, 12/01/28	12/23 at 103.00	N/R	533,587
1,729	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 4.500%, 12/01/31	12/21 at 103.00	N/R	1,794,131
1,088	Solaris Metropolitan District 3, Vail, Colorado, Limited Tax General Obligation Bonds, Refunding Convertible to Unlimited Tax Series 2016A, 3.750%, 12/01/26	12/21 at 103.00	N/R	1,132,445
2,755	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2018A, 5.350%, 12/01/33	12/23 at 103.00	N/R	2,990,580

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	SouthGlenn Metropolitan District, Colorado, Special Revenue Bonds, Refunding Series 2016:
$5,555	3.500%, 12/01/26	12/21 at 103.00	N/R	5,751,314
3,435	5.000%, 12/01/30	12/21 at 103.00	N/R	3,571,095
400	Southlands Metropolitan District 1, Colorado, Limited Tax General Obligation Bonds, Series 2017A-1, 3.500%, 12/01/27	No Opt. Call	Ba1	434,436
3,000	St Vrain Lakes Metropolitan District No 2, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2017A, 5.125%, 12/01/47	12/22 at 103.00	N/R	3,202,500
500	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported District 2, Refunding & Improvement Senior Series 2020A, 3.750%, 12/01/40	12/25 at 102.00	N/R	552,005
2,475	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported Revenue Bonds, Senior Series 2017A, 5.000%, 12/01/30	12/22 at 102.00	N/R	2,645,255
	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020:
1,000	5.000%, 12/01/40	12/25 at 103.00	N/R	1,112,710
2,000	5.125%, 12/01/50	12/25 at 103.00	N/R	2,215,560
1,005	Talon Pointe Metropolitan District, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Refunding & Improvement Series 2019A, 5.250%, 12/01/39	12/25 at 103.00	N/R	1,123,128
520	Thompson Crossing Metropolitan District 4, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding & Improvement Series 2019, 3.500%, 12/01/29	9/24 at 103.00	N/R	556,410
1,350	Todd Creek Village Metropolitan District, Colorado, Water Activity Entrprise Revenue Bonds, Refunding Series 2018A, 5.250%, 12/01/33	12/28 at 100.00	BBB	1,656,490
620	Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 4.375%, 12/01/30	9/24 at 103.00	N/R	668,286
	Transport Metropolitan District 3, In the City of Aurora, Adams County, Colorado, General Obligation Limited Bonds, Series 2021A-1:
6,000	5.000%, 12/01/41	3/26 at 103.00	N/R	6,796,500
9,920	5.000%, 12/01/51	3/26 at 103.00	N/R	11,112,086
	Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019:
10,000	5.125%, 12/01/34	12/23 at 103.00	N/R	10,896,900
630	5.375%, 12/01/39	12/23 at 103.00	N/R	687,103
	Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021:
530	5.000%, 12/01/36	3/26 at 103.00	N/R	593,595
2,465	5.000%, 12/01/41	3/26 at 103.00	N/R	2,740,045
5,000	5.000%, 12/01/51	3/26 at 103.00	N/R	5,506,950
500	Village Metropolitan District In the Town of Avon, Eagle County, Colorado, Special Revenue and Limited Property Tax Bonds, Refunding & Improvement Series 2020, 4.150%, 12/01/30	12/25 at 103.00	N/R	558,475

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,625	Westerly Metropolitan District 4, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-1, 5.000%, 12/01/50	3/26 at 103.00	N/R	1,790,522
1,510	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	9/24 at 103.00	N/R	1,641,808
212,704	Total Colorado			230,931,491
	Connecticut – 0.5%
8,660	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc, Series 2004, 7.950%, 4/01/26 (AMT)	7/21 at 100.00	Caa2	8,669,959
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, McLean Affiliates, Series 2020A, 5.000%, 1/01/30, 144A	1/26 at 102.00	BB+	574,985
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, McLean Affiliates, Series 2020B-1, 3.250%, 1/01/27, 144A	1/23 at 100.00	BB+	767,895
5,200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2012J, 5.000%, 7/01/37	7/22 at 100.00	BBB+	5,389,072
10,000	Connecticut State, General Obligation Bonds, Securities Industry & Financial Markets Association Index Series 2015C, 1.300%, 6/15/24 (UB) (4)	No Opt. Call	A	10,246,400
25,110	Total Connecticut			25,648,311
	Delaware – 0.1%
	Delaware Economic Development Authority, Revenue Bonds, ASPIRA of Delaware Charter Operations, Inc Project, Series 2016A:
800	3.250%, 6/01/26	No Opt. Call	BB	847,232
1,000	5.000%, 6/01/36	6/26 at 100.00	BB	1,124,750
1,485	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc Project, Series 2015A, 6.250%, 9/01/25, 144A	3/25 at 100.00	N/R	1,620,907
830	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/21 (ETM)	No Opt. Call	AA- (6)	830,000
4,115	Total Delaware			4,422,889
	District of Columbia – 0.0%
	District of Columbia, Revenue Bonds, Ingleside at Rock Creek Project, Series 2017A:
645	4.125%, 7/01/27	7/24 at 103.00	N/R	689,318
270	5.000%, 7/01/32	7/24 at 103.00	N/R	294,249
380	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 5.000%, 7/01/23 (ETM)	No Opt. Call	N/R (6)	397,510
870	District of Columbia, Revenue Bonds, The Methodist Home of the District of Columbia, Series 1999, 4.500%, 1/01/25	No Opt. Call	N/R	900,659
2,165	Total District of Columbia			2,281,736
	Florida – 13.2%
305	AH at Turnpike South Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Phase One Project, Series 2015, 5.500%, 11/01/25	No Opt. Call	N/R	325,868
28,635	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Healthcare Project, Series 2007A, 0.960%, 12/01/37 (3-Month LIBOR *67% reference rate + 0.870% spread) (5)	8/21 at 100.00	A3	28,394,752

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-A Series 2018A:
$490	4.000%, 11/01/24	No Opt. Call	N/R	507,067
745	4.750%, 11/01/29	11/28 at 100.00	N/R	834,944
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area 3-B Series 2018A:
565	4.375%, 11/01/24, 144A	No Opt. Call	N/R	587,815
860	4.750%, 11/01/29, 144A	No Opt. Call	N/R	965,849
	Amelia Walk Community Development District, Florida, Special Assessment Bonds, Area A-2 Series 2016:
45	4.250%, 11/01/21	No Opt. Call	N/R	45,269
500	5.500%, 11/01/30	11/26 at 100.00	N/R	542,645
620	Arborwood Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 4.625%, 5/01/28	No Opt. Call	N/R	669,687
430	Armstrong Community Development District, Clay County, Florida, Special Assessment Revenue Bonds, Series 2017A, 4.500%, 11/01/28, 144A	11/27 at 100.00	N/R	474,699
155	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2017, 5.000%, 5/01/28	No Opt. Call	N/R	168,090
450	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 2 Project, Series 2017A-1, 5.375%, 5/01/28	No Opt. Call	N/R	494,865
	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2021:
150	2.375%, 5/01/26	No Opt. Call	N/R	150,998
250	3.000%, 5/01/32	No Opt. Call	N/R	253,538
740	3.375%, 5/01/41	5/32 at 100.00	N/R	758,996
205	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Phase 1 & 2 Sub-Assessment Area 1 Project, Series 2019, 3.700%, 11/01/29	No Opt. Call	N/R	221,535
11,085	Ave Maria Stewardship Community District, Florida, Bond Anticipation Notes, Phase 3 Master Improvements Project, Series 2016, 4.625%, 11/01/21	8/21 at 100.00	N/R	11,103,955
	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Ave Maria National Project, Series 2021:
1,175	2.600%, 5/01/26	No Opt. Call	N/R	1,190,298
1,355	3.200%, 5/01/31	No Opt. Call	N/R	1,397,019
1,000	3.750%, 5/01/41	5/31 at 100.00	N/R	1,044,320
570	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 3 Project, Series 2018, 4.900%, 5/01/29	No Opt. Call	N/R	623,067
	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Maple Ridge Phase 4 Project, Series 2020:
710	3.800%, 5/01/32, 144A	5/30 at 100.00	N/R	754,723
165	4.300%, 5/01/42, 144A	5/30 at 100.00	N/R	178,992
695	Aventura Isles Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2013, 5.250%, 11/01/24	No Opt. Call	N/R	746,096

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$330	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2018 Project Series 2018, 4.500%, 11/01/28, 144A	No Opt. Call	N/R	357,370
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2021 Project Series 2021:
500	2.375%, 5/01/26, 144A	No Opt. Call	N/R	500,960
1,000	2.875%, 5/01/31, 144A	No Opt. Call	N/R	1,005,250
1,750	3.200%, 5/01/41, 144A	5/31 at 100.00	N/R	1,761,760
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 2B, Series 2018:
135	4.000%, 11/01/24, 144A	No Opt. Call	N/R	140,021
200	4.500%, 11/01/29, 144A	No Opt. Call	N/R	224,466
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 3A, Series 2018:
590	4.000%, 11/01/24, 144A	No Opt. Call	N/R	617,594
1,165	4.500%, 11/01/29, 144A	No Opt. Call	N/R	1,307,573
515	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 3A, Series 2020, 3.000%, 5/01/30	No Opt. Call	N/R	536,192
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Assessment Area 4, Series 2018:
115	4.000%, 11/01/24, 144A	No Opt. Call	N/R	119,403
170	4.500%, 11/01/29, 144A	No Opt. Call	N/R	191,175
	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015:
130	4.250%, 11/01/21	No Opt. Call	N/R	131,079
770	4.750%, 11/01/26	11/25 at 100.00	N/R	848,979
1,125	5.000%, 11/01/31	11/25 at 100.00	N/R	1,236,319
595	Ballentrae Hillsborough Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2014, 5.000%, 11/01/28	11/25 at 100.00	N/R	647,176
720	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.500%, 11/01/25	No Opt. Call	N/R	763,654
	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2021:
200	3.000%, 5/01/31, 144A	No Opt. Call	N/R	204,660
700	3.500%, 5/01/41, 144A	5/31 at 100.00	N/R	722,078
535	Banyan Cay Community Development District, West Palm Beach, Florida, Special Assessment Bonds, 2020-1, 2.750%, 11/01/25	No Opt. Call	N/R	543,560
325	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc Project, Series 2016, 3.625%, 9/01/26	9/23 at 100.00	BBB	338,874

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016:
$40	3.500%, 5/01/22	No Opt. Call	N/R	40,521
45	3.500%, 5/01/23	No Opt. Call	N/R	46,161
45	3.750%, 5/01/24	No Opt. Call	N/R	46,994
30	3.750%, 5/01/25	No Opt. Call	N/R	31,617
	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1:
395	4.250%, 11/01/24, 144A	No Opt. Call	N/R	408,458
600	4.750%, 11/01/29, 144A	No Opt. Call	N/R	666,378
420	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-2, 5.625%, 11/01/32, 144A	No Opt. Call	N/R	492,458
540	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	No Opt. Call	BBB	624,937
490	Bellagio Community Development District, Hialeah, Florida, Special Assessment Bonds, Series 2016, 3.750%, 11/01/31	11/26 at 100.00	BBB	515,235
	Bellalago Educational Facilities Benefit District, Florida, Capital Improvement Bonds, Refunding Series 2014:
1,125	3.875%, 5/01/24	No Opt. Call	A2	1,220,254
1,165	4.000%, 5/01/25	5/24 at 100.00	A2	1,280,976
1,220	4.125%, 5/01/26	5/24 at 100.00	A2	1,343,391
1,070	4.250%, 5/01/27	5/24 at 100.00	A2	1,179,579
740	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A, 4.750%, 11/01/27	No Opt. Call	N/R	835,430
	Belmont II Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, 2020 Aessessment Area, Series 2020:
280	2.500%, 12/15/25	No Opt. Call	N/R	285,401
200	3.125%, 12/15/30	No Opt. Call	N/R	209,568
	Berry Bay Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2021:
500	2.625%, 5/01/26	No Opt. Call	N/R	506,395
645	3.125%, 5/01/31	No Opt. Call	N/R	663,189
1,955	3.625%, 5/01/41	5/31 at 100.00	N/R	2,027,042
350	Black Creek Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Project 2020 Series 2020, 3.750%, 6/15/40	6/30 at 100.00	N/R	372,173
1,010	Blue Lake Community Development District, Lee County, Florida, Special Assessment Bonds, 2019 Project Series 2019, 4.000%, 6/15/32	6/29 at 100.00	N/R	1,113,949
	Boggy Branch Community Development District, Jacksonville, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2021:
455	3.000%, 5/01/31	No Opt. Call	N/R	465,615
1,170	3.500%, 5/01/41	5/31 at 100.00	N/R	1,207,346

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,100	Botaniko Community Development District, Weston, Florida, Special Assessment Bonds, Series 2020, 3.625%, 5/01/40	5/30 at 100.00	N/R	1,159,939
630	Brookstone Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/28, 144A	No Opt. Call	N/R	680,690
250	Bullfrog Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017, 4.750%, 11/01/28	11/27 at 100.00	N/R	274,275
	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015:
580	4.250%, 7/01/21, 144A	No Opt. Call	N/R	580,000
550	4.500%, 7/01/22, 144A	No Opt. Call	N/R	560,599
1,230	4.750%, 7/01/24, 144A	No Opt. Call	N/R	1,302,853
	Capital Projects Finance Authority, Florida, Student Housing Revenue Bonds, Capital Projects Loan Program, Refunding Series 2020A-1:
1,500	5.000%, 10/01/33	10/30 at 100.00	Baa3	1,895,490
1,750	5.000%, 10/01/34	10/30 at 100.00	Baa3	2,202,935
	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020:
370	4.000%, 12/15/23, 144A	No Opt. Call	N/R	392,836
380	4.000%, 12/15/24, 144A	No Opt. Call	N/R	411,179
300	4.000%, 12/15/25, 144A	No Opt. Call	N/R	329,871
355	5.000%, 12/15/26, 144A	7/26 at 100.00	N/R	410,195
330	5.000%, 12/15/27, 144A	7/26 at 100.00	N/R	379,249
350	5.000%, 12/15/28, 144A	7/26 at 100.00	N/R	399,882
365	5.000%, 12/15/29, 144A	7/26 at 100.00	N/R	414,395
510	5.000%, 12/15/30, 144A	7/26 at 100.00	N/R	575,637
	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, AcadeMir Charter Schools, Series 2021A:
220	3.000%, 7/01/31, 144A (WI/DD, Settling 7/08/21)	No Opt. Call	Ba2	224,965
165	4.000%, 7/01/41, 144A (WI/DD, Settling 7/08/21)	7/31 at 100.00	Ba2	180,332
	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Imagine School at Land O'Lakes Project, Series 2020A:
425	3.000%, 12/15/29, 144A	No Opt. Call	Ba1	446,429
645	5.000%, 12/15/39, 144A	12/30 at 100.00	Ba1	778,786
235	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Imagine School at North Manatee, Series 2021A, 3.250%, 6/01/31, 144A	No Opt. Call	N/R	234,798
	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018:
900	5.900%, 8/15/28, 144A	No Opt. Call	N/R	1,002,825
515	6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	574,982

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund, LLC, Charter School Portfolio Projects, Series 2021A-1:
$4,540	3.375%, 7/01/31, 144A	No Opt. Call	N/R	4,895,936
11,685	5.000%, 7/01/56, 144A	7/31 at 100.00	N/R	13,845,907
1,895	Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter School Project, Series 2017A, 4.750%, 7/01/27, 144A	No Opt. Call	Ba1	2,075,006
	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018:
6,985	0.000%, 6/01/28, 144A (7), (8)	No Opt. Call	N/R	3,824,362
14,560	0.000%, 6/01/33, 144A (7), (8)	6/28 at 100.00	N/R	7,971,755
2,000	7.500%, 6/01/48, 144A (7), (8)	6/28 at 100.00	N/R	1,095,021
1,525	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 4.375%, 6/15/27, 144A	No Opt. Call	N/R	1,627,449
1,915	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	2,063,757
605	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 4.000%, 10/15/29, 144A	10/27 at 100.00	Ba2	663,957
450	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2019A, 4.000%, 10/15/29, 144A	10/27 at 100.00	Ba2	500,045
	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc Project, Series 2017:
1,645	5.000%, 8/01/27, 144A	8/24 at 103.00	N/R	1,612,857
490	5.375%, 8/01/32, 144A	8/24 at 103.00	N/R	466,201
825	Carlton Lakes Community Developement District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2015, 5.125%, 11/01/29	11/26 at 100.00	N/R	916,748
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014:
525	4.750%, 5/01/24	No Opt. Call	N/R	563,021
2,940	5.000%, 5/01/34	5/24 at 100.00	N/R	3,107,315
	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2017:
125	4.000%, 5/01/22, 144A	No Opt. Call	N/R	127,223
1,330	5.000%, 5/01/32, 144A	5/27 at 100.00	N/R	1,483,309
	Centre Lake Community Development District, Miami Lakes, Florida, Special Assessment Bonds, Series 2016:
375	4.125%, 12/15/27	12/26 at 100.00	N/R	403,148
500	4.500%, 12/15/32	12/26 at 100.00	N/R	549,335
	Chaparral of Palm Bay Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area One Project, Series 2020A-1:
355	3.000%, 5/01/25	No Opt. Call	N/R	364,489
625	3.250%, 5/01/31	5/30 at 100.00	N/R	655,281

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Chapel Creek Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021 Project, Series 2021:
$175	2.500%, 5/01/26, 144A	No Opt. Call	N/R	175,842
900	3.375%, 5/01/41, 144A	5/31 at 100.00	N/R	912,024
	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019:
2,175	5.000%, 10/01/29 (AMT), 144A	10/27 at 100.00	N/R	2,454,683
2,500	5.000%, 10/01/34 (AMT), 144A	10/27 at 100.00	N/R	2,811,125
300	Coco Palms Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019, 4.000%, 6/15/29, 144A	No Opt. Call	N/R	330,339
	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University, Refunding Series 2013A:
1,635	4.500%, 6/01/23	No Opt. Call	BBB-	1,717,175
500	5.250%, 6/01/28	6/23 at 100.00	BBB-	536,710
1,000	5.625%, 6/01/33	6/23 at 100.00	BBB-	1,074,370
4,710	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 0.000%, 5/15/24, 144A (7)	No Opt. Call	N/R	3,202,800
740	Collier County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Gulf Coast Charter Academy South Project, Series 2017A, 4.100%, 12/01/27, 144A	No Opt. Call	N/R	789,713
390	Concord Station Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.125%, 5/01/26	No Opt. Call	N/R	410,522
100	Connerton West Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2 Phase 2, 4.625%, 5/01/28	No Opt. Call	N/R	106,639
	Copper Creek Community Development District, Port Saint Lucie, Florida, Special Assessment Bonds, Series 2019:
180	3.875%, 11/01/24, 144A	No Opt. Call	N/R	186,151
270	4.000%, 11/01/29, 144A	No Opt. Call	N/R	296,144
	Coral Keys Homes Community Development District, Miami-Dade County, Florida, Special Assessment Revenue Bonds, Series 2020:
200	2.750%, 5/01/25	No Opt. Call	N/R	204,444
165	3.125%, 5/01/30	No Opt. Call	N/R	173,102
1,000	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Refunding Series 2021, 3.000%, 5/01/37	5/31 at 100.00	N/R	1,017,060
1,545	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area One Project, Series 2016, 4.250%, 11/01/27	No Opt. Call	N/R	1,648,299
	Corkscrew Farms Community Development District, Lee County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
565	3.750%, 11/01/23, 144A	No Opt. Call	N/R	578,407
800	4.500%, 11/01/28, 144A	No Opt. Call	N/R	875,656

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Creek Preserve Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
$610	3.875%, 11/01/24, 144A	No Opt. Call	N/R	629,422
1,200	4.250%, 11/01/30, 144A	11/29 at 100.00	N/R	1,313,688
605	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds, Area 1 Project, Series 2016A-1, 4.625%, 11/01/27	No Opt. Call	N/R	648,905
	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018:
525	4.375%, 11/01/24, 144A	No Opt. Call	N/R	542,246
795	4.750%, 11/01/29, 144A	No Opt. Call	N/R	884,573
	Crossings at Fleming Island Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Senior Lien Series 2014A-1:
1,200	4.000%, 5/01/24	No Opt. Call	BBB	1,236,396
6,485	4.500%, 5/01/30	5/24 at 100.00	BBB	6,754,387
2,280	Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bonds, Series 2020B, 4.250%, 5/01/41, 144A	No Opt. Call	N/R	2,554,398
	Currents Community Development District, Collier County, Florida, Capital Improvement Revenue Bpnds, Series 2020A:
895	3.000%, 5/01/25, 144A	No Opt. Call	N/R	915,594
1,290	3.500%, 5/01/30, 144A	No Opt. Call	N/R	1,362,846
360	4.000%, 5/01/40, 144A	5/31 at 100.00	N/R	387,911
	Cypress Park Estates Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Project, Series 2020:
310	2.625%, 5/01/25, 144A	No Opt. Call	N/R	314,600
295	3.250%, 5/01/30, 144A	No Opt. Call	N/R	306,650
580	Cypress Park Estates Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2 Project, Series 2020, 4.000%, 5/01/40, 144A	5/32 at 100.00	N/R	626,011
	Cypress Preserve Community Development District, Pasco County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2019:
955	3.750%, 11/01/31	11/29 at 100.00	N/R	1,033,768
1,670	4.000%, 11/01/39	11/29 at 100.00	N/R	1,789,789
	Downden West Community Development District, Florida, Revenue Bonds Series 2018:
200	4.350%, 5/01/23, 144A	No Opt. Call	N/R	205,188
720	4.850%, 5/01/29, 144A	No Opt. Call	N/R	797,623
1,160	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area Two, Series 2018, 4.250%, 12/15/28, 144A	No Opt. Call	N/R	1,275,490
2,570	Durbin Crossing Community Development District, Florida, Special Assessment Bonds, Senior Refunding Series 2017A-1, 5.000%, 5/01/32 – AGM Insured	5/27 at 100.00	AA	3,158,401
	Eagle Pointe Community Development District, Manatee County, Florida, Special Assessment Bonds, 2020 Project Assessment Area Series 2020:
300	3.000%, 5/01/25, 144A	No Opt. Call	N/R	308,070
575	3.625%, 5/01/31, 144A	5/30 at 100.00	N/R	615,796

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	East 547 Community Development District, Florida, Special Assessment Bonds, Area 1 Series 2021:
$160	2.500%, 5/01/26	No Opt. Call	N/R	160,619
245	3.000%, 5/01/31	No Opt. Call	N/R	247,406
650	3.300%, 5/01/41	5/31 at 100.00	N/R	658,164
345	East Bonita Beach Road Community Development District, Bonita Springs, Florida, Special Assessment Bonds, Area 1 Series 2018, 4.375%, 11/01/29, 144A	11/28 at 100.00	N/R	380,442
2,245	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2015, 4.250%, 5/01/25	5/22 at 100.00	N/R	2,293,649
	East Homestead Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019:
215	3.750%, 11/01/24	No Opt. Call	N/R	221,846
280	4.125%, 11/01/29	No Opt. Call	N/R	307,574
	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2018:
285	4.250%, 5/01/24	No Opt. Call	N/R	295,249
550	4.600%, 5/01/29	No Opt. Call	N/R	609,339
	East Nassau Stewardship District, Florida, Special Assessment Revenue Bonds, Series 2021:
430	2.400%, 5/01/26	No Opt. Call	N/R	432,855
500	3.000%, 5/01/31	No Opt. Call	N/R	506,670
1,270	3.500%, 5/01/41	5/31 at 100.00	N/R	1,300,797
	Eden Hills Community Development District, Lake Alfred, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2020:
115	2.750%, 5/01/25	No Opt. Call	N/R	117,154
110	3.250%, 5/01/30	No Opt. Call	N/R	114,634
	Edgewater East Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 Series 2021:
525	2.500%, 5/01/26	No Opt. Call	N/R	532,319
800	3.100%, 5/01/31	No Opt. Call	N/R	826,632
2,000	3.600%, 5/01/41	5/31 at 100.00	N/R	2,085,800
	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-1:
685	4.500%, 11/01/23, 144A	No Opt. Call	N/R	707,146
1,690	5.000%, 11/01/29, 144A	No Opt. Call	N/R	1,897,397
535	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2018A-2, 5.600%, 11/01/29, 144A	No Opt. Call	N/R	622,012
500	Epperson North Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2021, 3.000%, 5/01/31	No Opt. Call	N/R	510,230
630	Epperson Ranch Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/28	11/27 at 100.00	N/R	681,824

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Epperson Ranch II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2018A-1:
$315	4.250%, 5/01/24, 144A	No Opt. Call	N/R	325,861
295	5.500%, 11/01/29, 144A	No Opt. Call	N/R	337,324
280	5.000%, 5/01/30, 144A	5/29 at 100.00	N/R	312,298
735	ESCROW MCLEOD USA, 6.500%, 3/04/26 (7)	No Opt. Call	N/R	14,700
1,000	Esplanade Lake Club Community Development District, Lee County, Florida, Capital Improvement Bonds, Series 2019A-1, 3.625%, 11/01/30	11/29 at 100.00	N/R	1,081,130
335	Esplanade Lake Club Community Development District, Lee County, Florida, Capital Improvement Bonds, Series 2019A-2, 3.625%, 11/01/30	11/29 at 100.00	N/R	362,169
795	Estancia at Wiregrass Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2013, 6.375%, 11/01/26	No Opt. Call	N/R	891,433
	Evergreen Community Development District, Florida, Special Assessment Bonds, Series 2019:
275	4.125%, 11/01/24, 144A	No Opt. Call	N/R	283,091
500	4.250%, 11/01/29, 144A	No Opt. Call	N/R	546,255
350	Finley Woods Community Development District, Florida, Capital Improvement Bonds, Series 2020, 4.000%, 5/01/40	5/30 at 100.00	N/R	377,059
4,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Bay Area Charter Foundation, LLC Projects, Series 2011A, 7.625%, 12/15/31 (Pre-refunded 12/15/21)	12/21 at 100.00	N/R (6)	4,175,600
300	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2017A, 5.000%, 6/15/27, 144A	6/26 at 100.00	N/R	323,121
260	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Classical Preparatory Incorporated Project, Series 2018A, 5.000%, 6/15/28, 144A	6/26 at 100.00	N/R	279,178
1,025	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	1,073,985
905	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.000%, 7/01/27, 144A	No Opt. Call	N/R	964,169
4,040	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Upper School Project, Series 2017C, 5.150%, 7/01/27, 144A	No Opt. Call	N/R	4,486,258
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A:
1,840	5.125%, 6/15/26, 144A	No Opt. Call	N/R	2,004,643
3,425	4.000%, 7/15/26, 144A	No Opt. Call	N/R	3,578,269
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Global Outreach Charter Academy, Series 2021A:
625	4.000%, 6/30/36, 144A	6/28 at 100.00	Ba2	696,700
765	4.000%, 6/30/41, 144A	6/28 at 100.00	Ba2	839,243
930	4.000%, 6/30/46, 144A	6/28 at 100.00	Ba2	1,005,349

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014:
$430	5.000%, 6/15/24, 144A	No Opt. Call	N/R	423,855
3,750	5.625%, 6/15/29, 144A	6/24 at 100.00	N/R	3,664,237
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A:
1,700	5.000%, 6/15/25, 144A	No Opt. Call	N/R	1,836,289
4,900	6.125%, 6/15/46, 144A	6/25 at 100.00	N/R	5,555,179
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A:
495	5.500%, 6/15/22, 144A	No Opt. Call	N/R	506,504
2,000	6.000%, 6/15/32, 144A	6/22 at 100.00	N/R	2,069,700
2,230	6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	2,299,375
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A:
5,405	6.375%, 12/15/25	6/23 at 100.00	N/R	5,933,231
500	8.500%, 6/15/44	6/23 at 100.00	N/R	558,255
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2014A:
1,750	5.750%, 6/15/29	6/24 at 100.00	N/R	1,922,952
1,510	6.000%, 6/15/34	6/24 at 100.00	N/R	1,660,411
470	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C, 4.000%, 9/15/30, 144A	9/27 at 100.00	N/R	515,642
45,750	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	50,338,267
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
53,375	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	8/21 at 104.00	N/R	55,047,239
55,735	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	8/21 at 104.00	N/R	57,379,182
	Florida Development Finance Corporation, Senior Living Revenue Bonds, Glenridge on Palmer Ranch Project, Refunding Series 2021:
275	5.000%, 6/01/31	6/28 at 103.00	N/R	327,484
225	5.000%, 6/01/35	6/28 at 103.00	N/R	265,556
	Florida Development Finance Corporation, Student Housing Revenue Bonds, Midtown Campus Properties LLC Project, Series 2019:
6,810	6.875%, 12/01/38, 144A (7)	12/23 at 105.00	N/R	6,673,800
2,000	7.000%, 12/01/48, 144A (7)	12/23 at 105.00	N/R	1,960,000
2,190	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1, 4.500%, 6/01/33, 144A	6/28 at 100.00	N/R	2,610,874
715	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 5 Project, Series 2016, 4.350%, 11/01/27	11/26 at 100.00	N/R	766,709

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$835	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2013, 6.000%, 11/01/27	11/24 at 100.00	N/R	926,858
390	Flow Way Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	408,794
525	Forest Brooke Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2017, 4.500%, 12/15/27	No Opt. Call	N/R	573,342
240	Gateway Services Community Development District, Fort Myers Lee County, Florida, Special Assessment Refunding Bonds, Series 2013, 5.250%, 5/01/23	No Opt. Call	N/R	251,734
75	Glen St Johns Community Development District, Florida, Special Assessment Revenue Bonds, Series 2006, 5.250%, 5/01/38	7/21 at 100.00	N/R	75,193
840	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	889,518
985	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Phase 1 Project, Series 2014A-1, 5.250%, 5/01/28	5/24 at 100.00	N/R	1,061,062
1,275	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 5.875%, 5/01/28	5/24 at 100.00	N/R	1,395,130
	Grand Oaks Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2019A:
370	3.750%, 11/01/24	No Opt. Call	N/R	381,289
550	4.125%, 11/01/29	No Opt. Call	N/R	599,753
780	Grove Resort Community Development District, Orange County, Florida, Special Assessment Revenue Bonds, Series 2017A, 5.000%, 11/01/28	No Opt. Call	N/R	837,135
110	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 1 Project, Series 2017, 4.000%, 11/01/27	No Opt. Call	N/R	118,711
270	Hacienda Lakes Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2016, 4.500%, 5/01/36	5/26 at 100.00	N/R	293,023
	Hammock Reserve Community Development District, Haines City, Florida, Special Assessment Revenue Bonds, Area 2 Project, Series 2021:
195	2.375%, 5/01/26	No Opt. Call	N/R	196,188
205	3.000%, 5/01/31	No Opt. Call	N/R	208,317
525	3.375%, 5/01/41	5/31 at 100.00	N/R	536,912
2,885	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.000%, 5/01/25	5/24 at 100.00	N/R	3,035,539
	Harmony West Community Development District, Osceloa County, Florida, Special Asssessment Revenue Bonds, Assessment Area One, Series 2018:
210	4.125%, 5/01/24, 144A	No Opt. Call	N/R	218,110
425	4.750%, 5/01/29, 144A	No Opt. Call	N/R	474,415
485	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019, 3.500%, 11/01/30	11/29 at 100.00	N/R	517,272
150	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series 2019, 3.625%, 11/01/30	11/29 at 100.00	N/R	160,455

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,740	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2017, 4.000%, 1/01/28	1/27 at 100.00	N/R	1,871,353
655	Heights Community Development District, Florida, Tax Increment & Special Assessment Revenue Bonds, Series 2018, 4.500%, 1/01/28	No Opt. Call	N/R	717,317
215	Hemingway Point Community Development District, Florida, Special Assessment Bonds, Phase Two Project, Series 2014, 4.625%, 11/01/24	No Opt. Call	N/R	224,172
695	Heritage Harbour North Community Development District, Florida, Capital Improvement Revenue Bond, Refunding Series 2017A-1, 5.000%, 5/01/27 – AGM Insured	No Opt. Call	AA	842,159
150	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Four, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	168,917
190	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	213,961
	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-1:
300	4.125%, 11/01/24, 144A	No Opt. Call	N/R	311,727
450	4.500%, 11/01/29, 144A	No Opt. Call	N/R	500,121
55	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Two, Series 2016A-2, 6.250%, 11/01/29	No Opt. Call	N/R	68,060
	Hidden Creek North Community Development District, Florida, Special Assessment Bonds, 2019 Project, Series 2019A-1:
470	3.500%, 11/01/24	No Opt. Call	N/R	481,661
845	4.000%, 11/01/30	11/29 at 100.00	N/R	907,031
	Highland Meadows II Community Development District, Davenport, Polk County, Florida, Special Assessment Revenue Bonds, Assessment Area 7/7A Project, Series 2019:
330	3.875%, 11/01/31	11/29 at 100.00	N/R	359,423
60	4.200%, 11/01/39	11/29 at 100.00	N/R	65,316
	Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Area 2 Project, Series 2020A:
210	3.250%, 5/01/31	5/30 at 100.00	N/R	221,960
420	3.625%, 5/01/40	5/30 at 100.00	N/R	443,894
150	Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Area 3 Project, Series 2020A, 3.625%, 5/01/40	5/30 at 100.00	N/R	158,534
	Highland Meadows West Community Development District, Haines City, Florida, Special Assessment Bonds, Series 2019:
235	4.000%, 11/01/24, 144A	No Opt. Call	N/R	244,809
540	4.125%, 11/01/29, 144A	No Opt. Call	N/R	600,367
	Highlands Community Development District, Hillborough County, Florida, Special Assessment Bonds, Assessment Area 4 Project, Series 2018:
120	4.250%, 6/15/24, 144A	No Opt. Call	N/R	124,433
245	4.750%, 6/15/29, 144A	No Opt. Call	N/R	271,847
245	Hunter's Ridge Community Development District 1, Flagler County, Florida, Special Assessment Bonds, Assessment Area 1, Series 2019, 4.250%, 11/01/29, 144A	No Opt. Call	N/R	269,561

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$62	Islands at Doral III Community Development District, Doral, Florida, Special Assessment Bonds, Expanded Area Project, Series 2014, 4.750%, 5/01/25	5/24 at 100.00	N/R	65,317
595	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	625,821
270	Isles of Bartram Park Community Development District, Saint Johns County, Florida, Special Assessment Bonds, Series 2017, 4.000%, 11/01/27	No Opt. Call	N/R	289,157
150	K-Bar Ranch Community Development District, Florida, Special Assessment Revenue Bonds, Parcel Q Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	155,714
365	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2016, 4.000%, 5/01/26	No Opt. Call	N/R	386,539
535	Kindred Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2017, 4.000%, 5/01/27	No Opt. Call	N/R	570,893
	Kingman Gate Community Development District, Homestead, Florida, Special Assessment Bonds, Project 2021 Series 2021:
200	2.500%, 6/15/26	No Opt. Call	N/R	202,314
250	3.125%, 6/15/31	No Opt. Call	N/R	256,975
750	3.600%, 6/15/41	6/31 at 100.00	N/R	777,330
970	Lake Ashton Community Development District, Polk County, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.000%, 5/01/25	No Opt. Call	N/R	1,058,018
3,000	Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at Waterman Village Project, Series 2020A, 5.500%, 8/15/40	8/27 at 103.00	N/R	3,443,790
3,500	Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at Waterman Village Project, Series 2020B-2, 3.750%, 8/15/27	2/22 at 100.00	N/R	3,540,495
2,000	Lake County, Florida Retirement Facility Revenue Bonds, Lakeside at Waterman Village Project, Series 2020B-3, 3.375%, 8/15/26	2/22 at 100.00	N/R	2,023,260
	Lake County, Florida, Educational Facilities Revenue Bonds, Imagine South Lake Charter School Project, Series 2019A:
500	5.000%, 1/15/29, 144A	No Opt. Call	N/R	551,855
550	5.000%, 1/15/39, 144A	7/29 at 100.00	N/R	618,409
50	Lake Powell Residential Golf Community Development District, Bay County, FLorida, Special ASsessment Revenue Refunding Bonds, Series 2012, 5.250%, 11/01/22	No Opt. Call	N/R	51,537
1,855	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Refunding Series 2014, 5.125%, 5/01/24	No Opt. Call	N/R	2,015,328
455	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.750%, 5/01/25	No Opt. Call	N/R	478,392
	Lakeside Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2018:
190	4.000%, 5/01/23	No Opt. Call	N/R	193,884
550	4.600%, 5/01/28	No Opt. Call	N/R	599,538
	Lakeside Preserve Community Development District, Lakeland, Florida, Special Assessment Bonds, Series 2019:
90	3.875%, 5/01/24	No Opt. Call	N/R	92,849
180	4.250%, 5/01/29	No Opt. Call	N/R	195,451

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Lakewood Park Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2021:
$130	2.625%, 5/01/26	No Opt. Call	N/R	131,420
120	3.200%, 5/01/31	No Opt. Call	N/R	123,035
325	3.625%, 5/01/41	5/31 at 100.00	N/R	335,036
515	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Del Webb Project, Series 2017, 4.300%, 5/01/27, 144A	No Opt. Call	N/R	557,204
275	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Isles Lakewood Ranch Project, Series 2019, 3.875%, 5/01/29	No Opt. Call	N/R	299,956
	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015:
355	4.250%, 5/01/25	No Opt. Call	N/R	374,110
665	4.875%, 5/01/35	5/25 at 100.00	N/R	717,462
1,470	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	1,558,229
535	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Northeast Sector Project, Phase 1A, Series 2018, 4.250%, 5/01/28	No Opt. Call	N/R	584,252
560	Landings at Miami Coummunity Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2018, 4.125%, 11/01/28, 144A	No Opt. Call	N/R	605,550
	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A:
4,255	5.250%, 6/15/27	7/21 at 100.00	BB-	4,264,318
5,000	5.375%, 6/15/37	7/21 at 100.00	BB-	5,009,100
	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A:
325	5.000%, 12/01/27, 144A	12/22 at 105.00	N/R	343,590
210	5.375%, 12/01/32, 144A	12/22 at 105.00	N/R	222,046
	Lucerne Park Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019:
180	3.800%, 5/01/24	No Opt. Call	N/R	185,816
415	4.000%, 5/01/29	No Opt. Call	N/R	449,341
	Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019:
1,005	3.625%, 5/01/24	No Opt. Call	N/R	1,032,497
2,385	3.875%, 5/01/30	No Opt. Call	N/R	2,543,602
515	Majorca Isles Community Development District, Mianmi Gardens, Florida, Special Assessment Bonds, Series 2015, 5.000%, 5/01/25	No Opt. Call	N/R	560,943
900	Mediterranea Community Development District, Riviera Beach, Florida, Special Assessment Bonds, Area 2 Project, Refunding & Improvement Series 2017, 4.250%, 5/01/29	5/28 at 100.00	N/R	1,025,100
655	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, Miami Community Charter School Inc Project, Series 2020A, 4.250%, 6/01/30, 144A	6/26 at 103.00	N/R	694,496

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,920	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 5.250%, 7/01/27, 144A	No Opt. Call	N/R	2,056,570
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc Project, Series 2017:
1,000	5.000%, 7/01/28	7/27 at 100.00	BB+	1,037,190
1,000	5.000%, 7/01/29	7/27 at 100.00	BB+	1,031,850
1,315	5.000%, 7/01/30	7/27 at 100.00	BB+	1,356,883
1,605	5.000%, 7/01/31	7/27 at 100.00	BB+	1,647,340
695	5.000%, 7/01/32	7/27 at 100.00	BB+	715,669
	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017:
3,145	4.750%, 11/01/27	No Opt. Call	N/R	3,567,814
2,500	5.125%, 11/01/39	11/27 at 100.00	N/R	2,912,175
12,835	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2005D, 1.160%, 7/01/33 – AMBAC Insured (UB) (4)	6/21 at 100.00	BBB+	12,176,564
12,830	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2005E, 1.160%, 7/01/34 – AMBAC Insured (UB) (4)	6/21 at 100.00	BBB+	12,102,154
635	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, PInecrest Academy Project, Series 2014, 5.000%, 9/15/24	No Opt. Call	BBB	677,710
700	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 5.000%, 9/15/25, 144A	No Opt. Call	N/R	745,703
1,000	Miami-Dade County Industrual Development Authority, Florida, Revenue Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/32	1/28 at 100.00	BBB-	1,168,730
	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2021:
850	5.000%, 10/01/34 (WI/DD, Settling 7/08/21)	10/31 at 100.00	A+	1,137,538
1,240	5.000%, 10/01/35 (WI/DD, Settling 7/08/21)	10/31 at 100.00	A+	1,653,515
1,775	5.000%, 10/01/36 (WI/DD, Settling 7/08/21)	10/31 at 100.00	A+	2,359,827
	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Infrastrusture Project, Refunding Series 2014B:
2,490	4.250%, 5/01/24	5/23 at 100.00	N/R	2,597,817
2,625	5.000%, 5/01/29	5/23 at 100.00	N/R	2,751,577
	Midtown Miami Community Development District, Florida, Special Assessment Revenue Bonds, Parking Garage Project, Refunding Series 2014A:
1,670	4.250%, 5/01/24	5/23 at 100.00	N/R	1,742,311
4,495	5.000%, 5/01/29	5/23 at 100.00	N/R	4,711,749
2,010	5.000%, 5/01/37	5/23 at 100.00	N/R	2,087,546
1,115	Mirada Community Development District, Florida, Capital Improvement Bonds, Assessment Area 2 Series 2018A-2, 5.375%, 11/01/29	No Opt. Call	N/R	1,238,999
2,110	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24	8/21 at 100.00	N/R	2,113,608

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Mirada II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021:
$835	2.500%, 5/01/26	No Opt. Call	N/R	843,333
765	3.125%, 5/01/31	No Opt. Call	N/R	783,299
2,745	3.500%, 5/01/41	5/31 at 100.00	N/R	2,825,593
100	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	102,870
2,050	Miromar Lakes Community Development District, Lee County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2015, 5.000%, 5/01/28	5/25 at 100.00	N/R	2,238,272
670	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	711,962
535	Naples Reserve Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2018, 4.625%, 11/01/29, 144A	11/28 at 100.00	N/R	595,064
	North AR-1 of Pasco Community Developement District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Series 2021:
380	2.625%, 5/01/26	No Opt. Call	N/R	381,569
450	3.125%, 5/01/31	No Opt. Call	N/R	453,915
1,000	3.500%, 5/01/41	5/34 at 100.00	N/R	1,011,330
	North Boulevard Community Development District, Haines, Polk County, Florida, Special Assessment Bonds, Series 2019:
110	4.250%, 11/01/24	No Opt. Call	N/R	113,792
320	4.750%, 11/01/29	No Opt. Call	N/R	355,981
	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019:
340	3.625%, 5/01/24	No Opt. Call	N/R	349,438
810	4.000%, 5/01/30	5/29 at 100.00	N/R	870,969
	North Powerline Road Community Development District, Polk County, Florida, Special Assessment Revenue Bonds, Series 2020:
520	2.625%, 5/01/25	No Opt. Call	N/R	526,796
490	3.125%, 5/01/30	No Opt. Call	N/R	504,421
1,850	North Springs Improvement District, Browaard County, Florida, Special Assessment Bonds, Area C, Series 2017, 4.000%, 5/01/28	No Opt. Call	N/R	2,004,586
	North Springs Improvement District, Broward County, Florida, Special Assessment Bonds, Parkland Bay Unit Area, Series 2018:
1,465	4.250%, 5/01/28, 144A	No Opt. Call	N/R	1,579,373
3,000	4.875%, 5/01/38, 144A	5/28 at 100.00	N/R	3,344,940
245	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 16, Refunding Series 2012, 5.125%, 8/01/22	No Opt. Call	N/R	250,390
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2014:
2,100	4.500%, 8/01/24	No Opt. Call	N/R	2,199,477
1,700	5.000%, 8/01/46	8/24 at 100.00	N/R	1,821,720

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,400	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 2C, Series 2017, 5.000%, 8/01/32	8/27 at 100.00	N/R	1,630,958
2,460	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 4.650%, 8/01/25	No Opt. Call	N/R	2,619,088
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2018A:
705	4.500%, 8/01/24	No Opt. Call	N/R	733,686
1,100	4.875%, 8/01/29	No Opt. Call	N/R	1,243,539
	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2021:
1,150	2.300%, 8/01/26	No Opt. Call	N/R	1,162,822
1,310	2.875%, 8/01/31	No Opt. Call	N/R	1,344,034
3,360	3.450%, 8/01/41	8/31 at 100.00	N/R	3,484,690
375	Oaks Shady Creek Community Development District, Florida, Special Assessment Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	391,714
285	Old Hickory Community Development District, Osceola County, Florida, Special Assessment Bonds, Series 2020, 3.000%, 6/15/30	No Opt. Call	N/R	297,266
500	Orange County Health Facilities Authority, Florida, Revenue Bond, Mayflower Retirement Center, Refunding Series 2012, 4.500%, 6/01/27	8/21 at 100.00	BB+	501,115
935	Orchid Grove Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015, 4.500%, 5/01/25	No Opt. Call	N/R	983,190
775	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Lifespace Community Inc, Series 2015C, 5.000%, 5/15/27	5/25 at 100.00	BBB	893,637
1,000	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/29, 144A	No Opt. Call	Ba1	1,135,350
1,120	Palm Glades Community Development District, Florida, Special Assessment Bonds, Refunding Series 2017, 4.000%, 5/01/27	No Opt. Call	BBB-	1,199,722
	Parker Road Community Development District, Florida, Capital Improvement Revenue Bonds, Refudning Series 2020:
275	3.100%, 5/01/25	No Opt. Call	N/R	281,949
335	3.375%, 5/01/30	No Opt. Call	N/R	351,891
	Parkland Preserve Community Development District, St Johns County, Florida, Special Assessment Revenue Bonds, Series 2019A:
175	4.500%, 5/01/24	No Opt. Call	N/R	182,067
815	4.750%, 5/01/30	No Opt. Call	N/R	912,881
	Parrish Plantation Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2021:
335	3.125%, 5/01/31	No Opt. Call	N/R	343,489
1,000	3.500%, 5/01/41	5/31 at 100.00	N/R	1,031,920
90	Pelican Marsh Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2012, 4.875%, 5/01/22	No Opt. Call	N/R	92,319

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$225	Pinellas County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc, Project, Series 2019, 5.000%, 7/01/39	7/29 at 100.00	N/R	271,517
380	Poinciana West Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Series 2016-2, 5.375%, 5/01/30	5/27 at 100.00	N/R	421,336
	Preserve at South Branch Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 3 Series 2021:
250	2.500%, 5/01/26	No Opt. Call	N/R	252,998
350	3.000%, 5/01/31	No Opt. Call	N/R	358,656
750	3.500%, 5/01/41	5/31 at 100.00	N/R	774,937
470	Randal Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Series 2015, 4.250%, 11/01/25	No Opt. Call	N/R	492,917
3,125	Reunion East Community Development District, Osceola County, Florida, Special Assessment Bonds, Refunding Series 2015A, 5.000%, 5/01/25	No Opt. Call	N/R	3,439,125
690	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 2 Phase 1 Project, Refunding & Improvement Series 2015, 4.250%, 5/01/25	No Opt. Call	N/R	722,561
975	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3 Project, Series 2016, 4.375%, 11/01/28	11/26 at 100.00	N/R	1,053,185
1,030	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 4 Project, Series 2017, 4.250%, 11/01/28, 144A	11/27 at 100.00	N/R	1,125,337
	Reunion West Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 5 Project, Series 2019:
195	3.750%, 5/01/24	No Opt. Call	N/R	201,154
500	4.000%, 5/01/30	5/29 at 100.00	N/R	541,940
415	Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019, 4.000%, 5/01/30	5/29 at 100.00	N/R	452,068
	River Glen Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2021:
500	2.375%, 5/01/26	No Opt. Call	N/R	504,445
350	3.000%, 5/01/31	No Opt. Call	N/R	356,664
1,000	3.375%, 5/01/41	5/31 at 100.00	N/R	1,023,120
585	Riverbend West Community Development District, Hilsborough County, Florida, Special Assessment Bonds, Series 2019, 4.000%, 11/01/39, 144A	11/29 at 100.00	N/R	627,623
645	Rivers Edge Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2018A-2, 4.375%, 5/01/28	No Opt. Call	N/R	689,918
	Rivers Edge II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021:
350	2.400%, 5/01/26	No Opt. Call	N/R	352,324
300	3.000%, 5/01/31	No Opt. Call	N/R	305,283
1,040	3.500%, 5/01/41	5/31 at 100.00	N/R	1,071,418

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Rivers Edge III Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021:
$260	2.400%, 5/01/26, 144A	No Opt. Call	N/R	261,945
300	3.000%, 5/01/31, 144A	No Opt. Call	N/R	305,922
780	3.500%, 5/01/41, 144A	5/31 at 100.00	N/R	805,568
855	Rivington Community Development District, Debary, Florida, Special Assessment Revenue Bonds, 2020 Assessmet Area, Series 2020, 3.375%, 5/01/31	5/30 at 100.00	N/R	905,334
430	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2015A-1, 5.125%, 5/01/26	No Opt. Call	N/R	465,875
	Rolling Hills Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2020A-1:
285	3.875%, 5/01/30	No Opt. Call	N/R	300,669
805	4.625%, 5/01/40	5/30 at 100.00	N/R	858,428
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016:
425	4.500%, 11/01/22	No Opt. Call	N/R	434,686
1,885	5.250%, 11/01/28	11/27 at 100.00	N/R	2,133,028
	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2018:
285	4.375%, 11/01/23, 144A	No Opt. Call	N/R	293,918
640	4.875%, 11/01/28, 144A	No Opt. Call	N/R	714,106
215	Sabal Palm Community Development District, Florida, Special Assessment Bonds, Series 2014, 6.125%, 11/01/27	11/24 at 100.00	N/R	244,427
500	Sabal Palm Community Development District, Florida, Special Assessment Bonds, South Parcel Series 2017, 4.250%, 11/01/28, 144A	11/27 at 100.00	N/R	541,315
2,000	Saint Johns County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Westminster Pines, Series 2017A, 4.125%, 8/01/47 (Pre-refunded 8/01/22) (Mandatory Put 8/01/24)	8/22 at 101.00	N/R (6)	2,102,840
1,055	San Simeon Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, 2019 Project Series 2019, 3.750%, 6/15/31, 144A	6/29 at 100.00	N/R	1,154,075
4,000	Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A, 5.000%, 11/15/29	11/26 at 103.00	N/R	4,426,280
	Shell Point Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Refunding Series 2019:
325	4.000%, 11/01/24, 144A	No Opt. Call	N/R	335,442
745	4.500%, 11/01/29, 144A	No Opt. Call	N/R	821,258
	Sherwood Manor Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Area One, Series 2018:
195	4.000%, 11/01/23, 144A	No Opt. Call	N/R	200,154
540	4.625%, 11/01/29, 144A	No Opt. Call	N/R	594,686

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Shingle Creek at Branson Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2021:
$500	2.500%, 6/15/26	No Opt. Call	N/R	505,205
500	3.100%, 6/15/31	No Opt. Call	N/R	512,865
1,000	3.500%, 6/15/41	6/31 at 100.00	N/R	1,033,150
325	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1A, Series 2018A-1, 5.000%, 11/01/28, 144A	No Opt. Call	N/R	354,458
100	Silverado Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2017A-1, 5.000%, 11/01/27, 144A	No Opt. Call	N/R	106,499
395	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1, Refunding Series 2015, 4.375%, 5/01/25	5/24 at 101.00	N/R	416,618
	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Phase 2, Series 2017A:
575	3.625%, 11/01/23	No Opt. Call	N/R	591,042
1,125	4.500%, 11/01/28	11/27 at 100.00	N/R	1,243,215
635	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2016, 4.750%, 11/01/28	11/27 at 100.00	N/R	686,073
	Solterra Resort Community Development District, Polk County, Florida, Special Assessment Bonds, Series 2018:
315	4.000%, 5/01/23	No Opt. Call	N/R	323,486
1,145	4.750%, 5/01/29	No Opt. Call	N/R	1,263,714
	South Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Area 1 Series 2021:
150	2.375%, 6/15/26	No Opt. Call	N/R	150,521
175	2.875%, 6/15/31	No Opt. Call	N/R	176,498
500	3.250%, 6/15/41	6/31 at 100.00	N/R	506,375
900	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2016, 5.000%, 5/01/29	5/27 at 100.00	N/R	989,208
	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2018:
300	4.000%, 5/01/24	No Opt. Call	N/R	311,442
595	4.625%, 5/01/29	5/28 at 100.00	N/R	664,942
275	South Village Community Development District, Clay County, Florida, Capital Improvement Revenue Bonds, Refunding Series 2016A2, 4.350%, 5/01/26	No Opt. Call	N/R	292,996
1,925	Southeast Overtown/Park West Community Redevelopement Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/24, 144A	No Opt. Call	BBB+	2,144,970
	Southern Grove Community Develoment District 5, Florida, Special Assessment Infrastructure Bonds, Series 2019:
150	2.875%, 5/01/24	No Opt. Call	N/R	153,011
305	3.250%, 5/01/29	No Opt. Call	N/R	322,089
375	3.600%, 5/01/34	5/29 at 100.00	N/R	400,579

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Southern Grove Community Develoment District 5, Florida, Special Assessment Infrastructure Bonds, Series 2021:
$425	2.400%, 5/01/26	No Opt. Call	N/R	425,812
600	2.800%, 5/01/31	No Opt. Call	N/R	599,982
1,500	3.125%, 5/01/41	5/31 at 100.00	N/R	1,501,845
	Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019:
220	3.750%, 5/01/24	No Opt. Call	N/R	227,625
430	4.375%, 5/01/29	No Opt. Call	N/R	476,302
415	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area One Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	435,206
	Spring Lake Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Area Two Project, Series 2017:
320	3.750%, 11/01/22, 144A	No Opt. Call	N/R	324,963
1,290	4.500%, 11/01/28, 144A	11/27 at 100.00	N/R	1,405,171
	Stillwater Community Development District, Saint John's County, Florida, Special Assessment Bonds, 2021 Project Series 2021:
400	2.375%, 6/15/26, 144A	No Opt. Call	N/R	403,296
200	3.000%, 6/15/31, 144A	No Opt. Call	N/R	204,878
1,290	3.500%, 6/15/41, 144A	6/31 at 100.00	N/R	1,336,117
1,000	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, 2019 Assessment Area Series 2019NM, 4.000%, 6/15/30	6/29 at 100.00	N/R	1,100,960
550	Stoneybrook South at Championsgate Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Parcel K Assessment Area, Series 2017, 4.000%, 12/15/28	No Opt. Call	N/R	605,049
355	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2013, 5.500%, 5/01/24	5/23 at 100.00	N/R	383,947
375	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-1, 5.000%, 11/01/27	No Opt. Call	N/R	397,935
145	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-2, 5.750%, 11/01/29	No Opt. Call	N/R	164,356
730	Stoneybrook South Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2017A-3, 5.875%, 11/01/29	7/21 at 101.00	N/R	738,402
1,270	Stoneybrook South Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Assessment Area Two-A Project, Series 2014, 4.750%, 11/01/24	No Opt. Call	N/R	1,347,114
505	Storey Creek Community Development District, Osceloa County, Florida, Special Assessment Bonds, Assessment Area 1 Project, Series 2019, 3.625%, 12/15/30	12/29 at 100.00	N/R	546,804

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area Four Project, Series 2021:
$110	2.375%, 6/15/26, 144A	No Opt. Call	N/R	110,475
170	2.875%, 6/15/31, 144A	No Opt. Call	N/R	171,824
625	3.300%, 6/15/41, 144A	6/31 at 100.00	N/R	634,019
1,215	Storey Park Community Development District, Orlando, Florida, Special Assessment Revenue Bonds, Assessment Area One Project, Series 2015, 4.500%, 11/01/26	11/25 at 100.00	N/R	1,292,796
	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-1:
185	4.000%, 11/01/23, 144A	No Opt. Call	N/R	190,461
450	5.000%, 11/01/29, 144A	11/28 at 100.00	N/R	506,754
35	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 1 Project, Series 2018A-2, 5.375%, 11/01/29, 144A	No Opt. Call	N/R	39,881
	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 2 Project, Series 2020:
490	3.300%, 5/01/31	5/30 at 100.00	N/R	511,986
125	3.750%, 5/01/40	5/30 at 100.00	N/R	131,923
	Summerstone Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2020:
130	2.500%, 5/01/25	No Opt. Call	N/R	132,417
165	3.250%, 5/01/30	No Opt. Call	N/R	172,578
500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.000%, 7/01/25	1/24 at 100.00	A-	554,070
390	Tapestry Community Development District, Florida, Special Assessment Revenue Bonds, Series 2016, 4.250%, 5/01/26	No Opt. Call	N/R	414,289
	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2019A-1:
870	3.875%, 5/01/24	No Opt. Call	N/R	890,306
1,705	4.125%, 5/01/29	No Opt. Call	N/R	1,814,478
4,775	4.500%, 5/01/39	5/29 at 100.00	N/R	5,181,114
	Timber Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018:
185	4.125%, 11/01/24, 144A	No Opt. Call	N/R	191,373
405	4.625%, 11/01/29, 144A	No Opt. Call	N/R	450,696
210	Tolomato Community Development District, Florida, Special Assessment Bonds, Expansion Parcel Project, Series 2018, 4.350%, 5/01/28, 144A	No Opt. Call	N/R	231,384
1,435	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Senior Lien Series 2018A-2, 5.200%, 5/01/28, 144A	No Opt. Call	N/R	1,557,118
815	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2018B-2, 4.625%, 5/01/28	No Opt. Call	N/R	892,164
700	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Subordinate Lien Series 2019A-2, 3.850%, 5/01/29	No Opt. Call	N/R	773,045

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$930	Toscana Isles Community Development District, Venice, Florida, Special Assessment Revenue Bonds, Series 2014, 5.750%, 11/01/27	11/26 at 102.00	N/R	1,049,533
735	Touchstone Community Development District, Hillsborough County, Florida, Special Assessment Bonds, 2019 Project, Series 2019, 3.625%, 12/15/31	12/29 at 100.00	N/R	810,080
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 2B Project, Series 2018:
30	4.000%, 5/01/23	No Opt. Call	N/R	30,821
150	5.000%, 5/01/28	No Opt. Call	N/R	164,174
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3A Project, Series 2018:
245	4.000%, 5/01/23	No Opt. Call	N/R	251,730
720	5.000%, 5/01/28	No Opt. Call	N/R	788,328
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3B Project, Series 2019:
100	3.500%, 5/01/24	No Opt. Call	N/R	102,710
365	4.000%, 5/01/30	No Opt. Call	N/R	397,142
	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3C Project, Series 2019:
170	3.625%, 5/01/25	No Opt. Call	N/R	175,885
510	4.000%, 5/01/31	5/30 at 100.00	N/R	558,736
120	4.450%, 5/01/39	5/30 at 100.00	N/R	134,190
150	Towne Park Community Development District, Florida, Special Assessment Bonds, Series 2016, 5.000%, 11/01/28	11/26 at 100.00	N/R	165,215
910	Tradition Community Development District 1, Port Saint Lucie, Florida, Irrigation System Revenue Bonds, Existing System Series 2017, 4.000%, 10/01/27	No Opt. Call	N/R	961,260
250	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, 2016 Project, Series 2016A-1, 5.000%, 11/01/26	No Opt. Call	N/R	268,738
420	Trevesta Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Assessment Area 1 - Phase 2 Project, Series 2018, 4.750%, 11/01/29, 144A	No Opt. Call	N/R	471,803
	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019A:
190	3.875%, 5/01/24	No Opt. Call	N/R	196,278
500	4.125%, 5/01/29	No Opt. Call	N/R	542,925
	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Village N&P Project, Series 2021:
750	2.500%, 11/01/26	No Opt. Call	N/R	757,792
250	3.000%, 11/01/31	No Opt. Call	N/R	256,160
1,000	3.500%, 11/01/41	11/31 at 100.00	N/R	1,032,410
370	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2015, 4.875%, 5/01/25	No Opt. Call	N/R	392,914

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Trout Creek Community Development District, Saint Johns County, Florida, Capital Improvement Revenue Bonds, Series 2018:
$145	4.500%, 5/01/23	No Opt. Call	N/R	148,825
400	5.000%, 5/01/28	No Opt. Call	N/R	437,920
	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels A, B & C, Series 2018:
205	4.000%, 11/01/24	No Opt. Call	N/R	212,476
500	4.500%, 11/01/29	No Opt. Call	N/R	558,330
1,415	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Northwest Assessment Area Parcels D, E & F, Series 2017, 4.125%, 11/01/28, 144A	11/27 at 100.00	N/R	1,539,435
530	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 1 Project, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	558,450
85	TSR Community Development District, Pasco County, Florida, Special Assessment Revenue Bonds, Village 4 Project, Series 2015A, 4.250%, 11/01/21	No Opt. Call	N/R	85,701
370	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2, 4.000%, 5/01/28	No Opt. Call	A2	400,569
	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1:
870	5.000%, 11/01/23	No Opt. Call	N/R	892,977
1,775	5.750%, 11/01/28	No Opt. Call	N/R	1,972,202
	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2:
410	5.000%, 11/01/23	No Opt. Call	N/R	420,808
1,490	6.000%, 11/01/31	No Opt. Call	N/R	1,699,330
160	Two Creeks Community Development District, Florida, Capital Improvement Revenue Bonds, Refunding Subordinate Lien Series 2016A-2, 4.200%, 5/01/26	No Opt. Call	N/R	168,240
	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019:
1,510	3.375%, 12/15/30	12/29 at 100.00	N/R	1,612,544
3,000	3.750%, 12/15/39	12/29 at 100.00	N/R	3,222,810
350	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016A-1, 4.750%, 11/01/27	No Opt. Call	N/R	376,800
815	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 1 Series 2017A-1, 5.000%, 11/01/27, 144A	No Opt. Call	N/R	878,611
	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-1:
370	4.125%, 11/01/24, 144A	No Opt. Call	N/R	381,674
695	4.500%, 11/01/30, 144A	11/29 at 100.00	N/R	767,092
210	Union Park East Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2 Series 2019A-2, 5.250%, 5/01/49, 144A	No Opt. Call	N/R	256,208

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	V-Dana Community Development District, Lee County, Florida,Special Assessment Bonds, Area 1 - 2020 Project, Series 2020:
$470	3.000%, 5/01/25, 144A	No Opt. Call	N/R	480,923
760	3.500%, 5/01/31, 144A	No Opt. Call	N/R	803,328
	V-Dana Community Development District, Lee County, Florida,Special Assessment Bonds, Area 1 - 2021 Project, Series 2021:
485	2.600%, 5/01/26	No Opt. Call	N/R	490,786
685	3.125%, 5/01/31	No Opt. Call	N/R	700,159
1,500	3.625%, 5/01/41	5/31 at 100.00	N/R	1,551,435
415	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.000%, 11/01/27	No Opt. Call	N/R	475,291
	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks, Refunding Series 2021:
300	2.500%, 5/01/26, 144A	No Opt. Call	N/R	303,831
200	2.500%, 5/01/26, 144A	No Opt. Call	N/R	202,544
350	3.100%, 5/01/31, 144A	No Opt. Call	N/R	360,892
205	3.100%, 5/01/31, 144A	No Opt. Call	N/R	211,382
750	3.600%, 5/01/41, 144A	5/31 at 100.00	N/R	780,247
500	3.600%, 5/01/41, 144A	5/31 at 100.00	N/R	520,165
	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area One-Gardens East Project, Series 2018A:
265	4.000%, 11/01/24	No Opt. Call	N/R	274,665
250	4.000%, 11/01/24	No Opt. Call	N/R	259,143
390	4.500%, 11/01/29	No Opt. Call	N/R	436,441
375	4.500%, 11/01/29	No Opt. Call	N/R	419,726
240	Veranda Community Development District II, Florida, Special Assessment Revenue Bonds, Assessment Area Three, Four and Five, Series 2018B, 5.875%, 11/01/32	8/21 at 101.00	N/R	242,765
585	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod A Project, Series 2017, 4.250%, 11/01/28	11/27 at 100.00	N/R	631,724
460	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod B Project, Series 2017, 4.250%, 11/01/28	11/27 at 100.00	N/R	496,846
335	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod C Project, Series 2017, 4.500%, 11/01/28	11/27 at 100.00	N/R	364,168
210	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod D Project, Series 2020, 2.875%, 5/01/25	No Opt. Call	N/R	214,775
	Verano 2 Community Development District, Florida, Special Assessment Revenue Bonds, District 2 Pod E Project, Series 2020:
155	2.875%, 5/01/25	No Opt. Call	N/R	158,537
285	3.250%, 5/01/31	5/30 at 100.00	N/R	298,617

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Verano 3 Community Development District, Florida, Special Assessment Bonds, Phase 1 Assessment Area, Series 2021:
$400	2.375%, 5/01/26	No Opt. Call	N/R	404,112
350	3.000%, 5/01/31	No Opt. Call	N/R	359,160
1,000	3.375%, 5/01/41	5/31 at 100.00	N/R	1,029,970
410	Village Community Development District 10, Sumter County, Florida, Special Assessment Revenue Bonds, Series 2012, 4.500%, 5/01/23	5/22 at 100.00	N/R	421,369
1,255	Villages of Glen Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area 2, Series 2018A-2, 5.500%, 11/01/29, 144A	No Opt. Call	N/R	1,409,189
	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2019:
120	3.750%, 5/01/24	No Opt. Call	N/R	123,643
225	4.000%, 5/01/29	No Opt. Call	N/R	242,964
	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2020:
260	2.625%, 5/01/25	No Opt. Call	N/R	264,436
240	3.200%, 5/01/30	No Opt. Call	N/R	249,804
1,780	Waterset Central Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2018, 4.625%, 11/01/29, 144A	11/28 at 100.00	N/R	1,984,718
1,085	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 4.750%, 11/01/25	11/24 at 100.00	N/R	1,151,521
400	Wesbridge Community Development District, Pasco County, Florida, Special Assessment Bonds, 2019 Project, Series 2019, 3.625%, 11/01/29	No Opt. Call	N/R	432,632
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit Development 7 Villages F-1 & F-5, Series 2021:
255	2.500%, 5/01/26	No Opt. Call	N/R	257,616
355	3.125%, 5/01/31	No Opt. Call	N/R	364,255
810	3.500%, 5/01/41	5/31 at 100.00	N/R	835,167
3,505	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 3, Refunding Series 2017, 4.000%, 5/01/27	No Opt. Call	N/R	3,740,816
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 4, Series 2016:
1,000	4.250%, 11/01/26	No Opt. Call	N/R	1,067,600
210	4.625%, 11/01/31	11/26 at 100.00	N/R	229,977
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Master Infrastructure, Series 2019:
385	4.000%, 5/01/24	No Opt. Call	N/R	399,830
1,000	4.250%, 5/01/29	No Opt. Call	N/R	1,100,400
135	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 7 Village B Parcel, Series 2019, 4.250%, 5/01/29, 144A	No Opt. Call	N/R	148,601

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	West Villages Improvement District, Florida, Special Assessment Revenue Bonds, Unit of Development 8 Master Infrastructure, Series 2021:
$505	2.500%, 5/01/26	No Opt. Call	N/R	510,191
525	3.125%, 5/01/31	No Opt. Call	N/R	538,687
1,500	3.500%, 5/01/41	5/31 at 100.00	N/R	1,546,605
810	Westside Community Development District, Florida, Special Assessment Revenue Bonds, Refunding Series 2019, 3.750%, 5/01/29, 144A	No Opt. Call	N/R	870,070
2,000	Wildblue Community Development District, Florida, Special Assessment Bonds, Series 2019, 3.750%, 6/15/30, 144A	6/29 at 100.00	N/R	2,177,440
	Willow Hammock Community Development District, Manatee County, Florida, Special Assessment Revenue Bonds, Series 2017:
325	3.500%, 11/01/23, 144A	No Opt. Call	N/R	332,673
725	4.000%, 11/01/28, 144A	11/27 at 100.00	N/R	786,444
330	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2017, 4.000%, 5/01/28	No Opt. Call	N/R	356,687
	Willow Walk Community Development District, Florida, Special Assessment Revenue Bonds, North Parcel Area Project, Series 2019:
160	3.800%, 5/01/24	No Opt. Call	N/R	165,837
315	4.000%, 5/01/29	No Opt. Call	N/R	344,068
	Willows Community Development District, Florida, Special Assessment Bonds, Series 2019:
325	3.875%, 5/01/24	No Opt. Call	N/R	336,583
510	4.370%, 5/01/29	No Opt. Call	N/R	564,208
400	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Phase 1 & 2 Assessment Area, Series 2015, 4.375%, 11/01/25	No Opt. Call	N/R	435,392
	Winding Cypress Community Development District, Collier County, Florida, Special Assessment Bonds, Series 2019:
110	3.750%, 11/01/24	No Opt. Call	N/R	113,543
185	4.250%, 11/01/29	No Opt. Call	N/R	203,467
1,005	Windsor at Westside Community Development District, Osceola County, Florida, Special Assessment Bonds, Area 2 Project, Series 2016, 4.125%, 11/01/27	No Opt. Call	N/R	1,109,028
560	Wiregrass Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2016, 4.375%, 5/01/26	No Opt. Call	N/R	594,994
905	Wynnmere East Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2016, 5.000%, 5/01/29	5/28 at 100.00	N/R	997,826
	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Aessessment Area 2, Series 2021:
250	2.500%, 5/01/26, 144A	No Opt. Call	N/R	250,480
275	3.000%, 5/01/31, 144A	No Opt. Call	N/R	276,339
700	3.375%, 5/01/41, 144A	5/34 at 100.00	N/R	705,068

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Zephyr Lakes Community Development District, Pasco County, Florida, Capital Improvement Revenue Bonds, Series 2019:
$380	4.375%, 11/01/24, 144A	No Opt. Call	N/R	394,721
575	4.750%, 11/01/29, 144A	No Opt. Call	N/R	645,265
718,482	Total Florida			746,509,415
	Georgia – 0.9%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
2,455	6.000%, 1/01/23	No Opt. Call	N/R	1,736,667
9,250	6.500%, 1/01/29	1/28 at 100.00	N/R	6,508,855
2,540	6.750%, 1/01/35	1/28 at 100.00	N/R	1,785,315
1,670	7.000%, 1/01/40	1/28 at 100.00	N/R	1,173,943
	Cobb County Development Authority, Georgia, Student Housing Revenue Bonds, Kennesaw State University Real Estate Foundations Projects, Refunding Series 2014C:
985	5.000%, 7/15/22	No Opt. Call	Baa2	1,027,178
1,040	5.000%, 7/15/23	No Opt. Call	Baa2	1,124,292
750	5.000%, 7/15/24	No Opt. Call	Baa2	841,883
1,000	5.000%, 7/15/26	7/24 at 100.00	Baa2	1,115,180
1,000	5.000%, 7/15/27	7/24 at 100.00	Baa2	1,110,100
1,000	5.000%, 7/15/29	7/24 at 100.00	Baa2	1,102,860
615	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013B, 5.750%, 10/01/24	10/23 at 100.00	N/R	648,671
355	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 5.250%, 4/01/23 (ETM)	No Opt. Call	N/R (6)	376,538
2,000	Fulton County Residential Care Facilities for the Elderly Authority, Georgia, Revenue Bonds, Lenbrook Square Foundation, Inc Project, Refunding Series 2016, 5.000%, 7/01/31	7/23 at 103.00	BBB-	2,171,220
550	Gainesville and Hall County Development Authority, Georgia, Educational Facilities Revenue Bonds, Riverside Military Academy, Refunding Series 2017, 5.000%, 3/01/27	No Opt. Call	BB	571,692
20,735	Geo L Smith II Georgia World Congress Center Authority, Georgia, Convention Center Hotel Revenue Bonds, First Tier Series 2021A, 4.000%, 1/01/54	1/31 at 100.00	BBB-	24,232,995
935	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2018B, 4.200%, 12/01/48	12/27 at 100.00	AAA	1,024,077
1,668	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	Baa2	1,871,913
1,000	Macon-Bibb County Urban Development Authority, Georgia, Multifamily Housing Revenue Bonds, Dempsey Apartments Project, Series 2018A, 5.200%, 12/01/53	12/23 at 102.00	Baa3	1,063,130
460	Macon-Bibb County Urban Development Authority, Georgia, Revenue Bonds, Academy for Classical Education, Series 2017, 5.000%, 6/15/27, 144A	No Opt. Call	N/R	507,587
50,008	Total Georgia			49,994,096

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam – 0.2%
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2021F Forward Delivery:
$3,370	4.000%, 1/01/36 (WI/DD, Settling 10/07/21)	1/31 at 100.00	Ba1	3,919,647
3,300	4.000%, 1/01/42 (WI/DD, Settling 10/07/21)	1/31 at 100.00	Ba1	3,768,468
1,000	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2021A, 5.000%, 11/01/40	5/31 at 100.00	Ba1	1,254,410
7,670	Total Guam			8,942,525
	Hawaii – 0.4%
	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A:
1,050	5.750%, 7/01/23	No Opt. Call	BB	1,097,806
1,575	6.250%, 7/01/27	7/23 at 100.00	BB	1,725,586
19,655	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2018, 6.000%, 7/01/28, 144A	7/27 at 100.00	N/R	22,372,107
45	Hawaii Housing Finance and Development Corporation, Multifamily Housing Revenue Bonds, Wilikina Apartments Project, Series 2012A, 4.250%, 5/01/22	No Opt. Call	BBB	45,634
230	Kauai County, Hawaii, Special Tax Bonds, Community Facilities District 2008-1 Kukuiula Development Project, Series 2012, 5.250%, 5/15/28	5/22 at 100.00	N/R	237,323
22,555	Total Hawaii			25,478,456
	Idaho – 0.1%
825	Idaho Health Facilities Authority, Revenue Bonds, Kootenai Health Project, Series 2014, 4.375%, 7/01/34, 144A	7/24 at 100.00	A	901,923
	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
1,985	5.000%, 9/01/25	No Opt. Call	BB+	2,258,811
2,085	5.000%, 9/01/26	No Opt. Call	BB+	2,419,392
1,000	5.000%, 9/01/37	9/26 at 100.00	BB+	1,115,380
5,895	Total Idaho			6,695,506
	Illinois – 8.8%
1,145	Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment Revenue Bonds, East River Area TIF 6, Refunding Series 2018A, 5.000%, 12/30/27	No Opt. Call	N/R	1,215,303
660	Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax Increment Revenue Bonds, River City TIF 3, Refunding Series 2018B, 4.500%, 12/30/23	No Opt. Call	N/R	677,233
1,740	Bartlett, Illinois, Tax Increment Revenue Bonds, Barlett Quarry Redev Project, Senior Lien Series 2016, 4.000%, 1/01/24	1/22 at 100.00	N/R	1,749,796
1,240	Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott Parkway Redevelopment Project, Series 2007A, 5.000%, 5/01/26	8/21 at 100.00	N/R	1,240,918
	Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds, South Berwyn Corridor Project, Series 2020:
1,610	4.000%, 12/01/28, 144A	No Opt. Call	N/R	1,683,609
2,000	4.500%, 12/01/33, 144A	12/28 at 100.00	N/R	2,189,520

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$3,683	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	8/21 at 100.00	N/R	3,641,393
1,645	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019, 5.000%, 3/01/33	3/28 at 100.00	N/R	1,781,305
4,955	CenterPoint Intermodal Center Program Trust, Illinois, Series 2004 Class A Certificates, 4.000%, 6/15/23 (Mandatory Put 12/15/22), 144A	No Opt. Call	N/R	5,043,645
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016:
24,265	5.750%, 4/01/33	4/27 at 100.00	A-	30,385,604
20,835	5.750%, 4/01/34	4/27 at 100.00	A-	26,040,416
2,985	5.750%, 4/01/35	4/27 at 100.00	A-	3,726,414
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2017:
300	5.000%, 4/01/33	4/27 at 100.00	A-	362,796
1,370	5.000%, 4/01/34	4/27 at 100.00	A-	1,653,576
2,000	5.000%, 4/01/35	4/27 at 100.00	A-	2,411,180
	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2018:
1,240	5.000%, 4/01/33	4/28 at 100.00	A-	1,538,369
1,535	5.000%, 4/01/34	4/28 at 100.00	A-	1,900,115
1,610	5.000%, 4/01/35	4/28 at 100.00	A-	1,990,298
1,270	5.000%, 4/01/36	4/28 at 100.00	A-	1,567,104
4,170	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenue, Green Bonds, Project Series 2015E, 5.125%, 12/01/32	12/24 at 100.00	BB	4,718,522
1,420	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.500%, 12/01/39	12/21 at 100.00	Ba3	1,448,528
10,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017B, 6.750%, 12/01/30, 144A	12/27 at 100.00	BB	13,475,700
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C:
21,570	5.000%, 12/01/30	12/27 at 100.00	BB	26,694,601
11,810	5.000%, 12/01/34	12/27 at 100.00	BB	14,490,516
2,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017D, 5.000%, 12/01/31	12/27 at 100.00	BB	2,962,392
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017F:
8,855	5.000%, 12/01/23	No Opt. Call	BB	9,794,693
5,000	5.000%, 12/01/24	No Opt. Call	BB	5,730,750
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2018C:
1,900	5.000%, 12/01/24	No Opt. Call	BB	2,177,685
5,000	5.000%, 12/01/25	No Opt. Call	BB	5,913,900
4,000	5.000%, 12/01/26	No Opt. Call	BB	4,866,040

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$5,750	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2019A, 4.000%, 12/01/27	No Opt. Call	BB	6,814,555
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2021B:
10,500	5.000%, 12/01/30	No Opt. Call	BB	13,867,980
3,250	5.000%, 12/01/31	12/30 at 100.00	BB	4,265,007
20,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/26	12/25 at 100.00	BB	25,511,800
3,780	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.010%, 12/01/25 – FGIC Insured	No Opt. Call	BB	3,596,103
1,000	Chicago Park District, Illinois, General Obligation Bonds, Limited Tax Park Series 2016A, 5.000%, 1/01/40	1/26 at 100.00	AA-	1,133,980
	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2021:
1,960	5.000%, 6/01/27	No Opt. Call	BBB	2,430,028
2,000	5.000%, 6/01/29	No Opt. Call	BBB	2,588,040
1,722	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	1,788,349
1,143	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Note, North Pullman Chicago Neighborhood Initiative, IncRedevelopement Project-Whole Foods Warehouse & Distribution, 5.000%, 3/15/34, 144A	7/21 at 100.00	N/R	1,143,325
2,000	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/34 – FGIC Insured	No Opt. Call	BBB-	1,437,600
	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B:
1,000	5.250%, 1/01/23	No Opt. Call	Ba1	1,069,610
2,650	5.000%, 1/01/25	No Opt. Call	Ba1	3,042,942
795	5.000%, 1/01/26	1/25 at 100.00	Ba1	910,712
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A:
215	5.000%, 1/01/27	1/24 at 100.00	Ba1	236,941
14,200	5.250%, 1/01/30	1/24 at 100.00	Ba1	15,609,066
5,100	5.250%, 1/01/32	1/24 at 100.00	Ba1	5,589,549
1,810	5.250%, 1/01/33	1/24 at 100.00	Ba1	1,981,896
715	5.000%, 1/01/35	1/24 at 100.00	Ba1	777,741
12,860	5.000%, 1/01/36	1/24 at 100.00	Ba1	13,979,592
	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A:
20,500	5.625%, 1/01/31	1/27 at 100.00	BBB-	25,478,220
2,890	5.750%, 1/01/34	1/27 at 100.00	BBB-	3,589,178
220	6.000%, 1/01/38	1/27 at 100.00	BBB-	276,434
5,870	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2003B, 5.000%, 1/01/23	No Opt. Call	Ba1	6,256,774

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/34	1/25 at 100.00	Ba1	1,147,230
845	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 4.625%, 1/01/32	8/21 at 100.00	Ba1	846,825
	Chicago, Illinois, General Obligation Bonds, Project Series 2012A:
7,000	5.000%, 1/01/33	1/22 at 100.00	Ba1	7,123,550
14,120	5.000%, 1/01/34	1/22 at 100.00	Ba1	14,365,406
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C:
5,835	5.000%, 1/01/23	1/22 at 100.00	Ba1	5,957,535
1,500	5.000%, 1/01/25	1/22 at 100.00	Ba1	1,532,175
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
3,530	5.000%, 1/01/24	No Opt. Call	BBB-	3,913,993
1,065	5.000%, 1/01/25	No Opt. Call	BBB-	1,222,918
2,560	5.000%, 1/01/26	No Opt. Call	BBB-	3,031,091
1,065	5.000%, 1/01/28	1/26 at 100.00	BBB-	1,250,970
250	Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A, 5.000%, 1/01/27	No Opt. Call	BBB-	304,350
	Chicago, Illinois, General Obligation Bonds, Series 2015A:
30	5.000%, 1/01/24	No Opt. Call	BBB-	33,263
6,565	5.000%, 1/01/26	1/25 at 100.00	BBB-	7,520,536
5,000	5.250%, 1/01/27	1/25 at 100.00	BBB-	5,750,150
1,535	5.500%, 1/01/35	1/25 at 100.00	BBB-	1,756,547
5,000	Chicago, Illinois, General Obligation Bonds, Series 2019A, 5.500%, 1/01/35	1/29 at 100.00	BBB-	6,470,350
881	Chicago, Illinois, Special Assessment Bonds, Lakeshore East Project, Series 2003, 6.750%, 12/01/32	8/21 at 100.00	N/R	883,405
1,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/26	12/23 at 100.00	BBB	1,106,160
2,386	Gilberts Village, Kane County, Illinois, Special Tax Bonds, Special Service Area 15, Refunding Series 2014, 5.000%, 3/01/29 – AGM Insured	3/24 at 100.00	AA	2,627,940
2,882	Gilberts Village, Kane County, Illinois, Tax Increment Revenue Note, Prairie Buisness Park-Industrial Property, Series 2018A, 5.000%, 11/15/34	7/21 at 100.00	N/R	3,233,196
1,390	Governors State University Board of Trustes, Illinois, Certificates of Participation, Capital Improvement Projects, Series 2018, 5.000%, 7/01/28 – BAM Insured	7/27 at 100.00	AA	1,673,977
	Hillside, Cook County, Illinois, Tax Increment Revenue Bonds, Refunding Series 2018:
925	5.000%, 1/01/24	No Opt. Call	N/R	967,032
2,690	5.000%, 1/01/30	1/27 at 100.00	N/R	3,002,632
	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A:
815	5.250%, 12/01/25, 144A	No Opt. Call	N/R	881,569
1,815	5.500%, 12/01/30, 144A	12/25 at 100.00	N/R	2,041,167

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A:
$1,850	6.875%, 10/01/31	10/21 at 100.00	BB+	1,874,642
455	7.125%, 10/01/41	10/21 at 100.00	BB+	460,683
1,620	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2013, 6.000%, 9/01/32	9/23 at 100.00	BBB	1,750,167
	Illinois Finance Authority, Education Revenue Bonds, Noble Network of Charter Schools, Series 2015:
1,080	5.000%, 9/01/25	No Opt. Call	BBB	1,156,928
1,000	5.000%, 9/01/32	9/24 at 100.00	BBB	1,073,150
	Illinois Finance Authority, Revenue Bonds, Admiral at the Lake Project, Refunding Series 2017:
5,575	5.000%, 5/15/33	5/24 at 103.00	N/R	5,944,622
2,000	5.500%, 5/15/54	5/24 at 103.00	N/R	2,134,000
	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015:
115	4.125%, 5/01/45	5/25 at 100.00	N/R	130,842
120	4.125%, 5/01/45 (Pre-refunded 5/01/25)	5/25 at 100.00	N/R (6)	136,531
615	4.125%, 5/01/45	5/25 at 100.00	AA	668,720
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
360	5.000%, 9/01/22	No Opt. Call	AA+	380,398
800	5.000%, 9/01/23	No Opt. Call	AA+	882,584
210	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc, Refunding Series 2010, 6.125%, 5/15/27	8/21 at 100.00	BBB-	210,737
105	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 5.000%, 10/01/22	No Opt. Call	BBB-	107,681
4,000	Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services, Series 2019A, 5.000%, 11/01/49	11/26 at 103.00	N/R	4,523,440
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
165	5.000%, 8/15/24	No Opt. Call	A3	187,554
375	5.000%, 8/15/25	No Opt. Call	A3	440,198
	Illinois Finance Authority, Student Housing & Academic Facility Revenue Bonds, CHF-Collegiate Housing Foundation - Chicago LLC University of Illinois at Chicago Project, Series 2017A:
500	5.000%, 2/15/30	8/27 at 100.00	BB	593,900
500	5.000%, 2/15/31	8/27 at 100.00	BB	591,990
500	5.000%, 2/15/32	8/27 at 100.00	BB	590,715
1,000	5.000%, 2/15/37	8/27 at 100.00	BB	1,171,960
105	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/36	6/26 at 100.00	BBB-	116,007

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, March Series 2021A:
$3,475	4.000%, 3/01/39	3/31 at 100.00	BBB-	4,096,608
1,000	4.000%, 3/01/40	3/31 at 100.00	BBB-	1,176,790
5,000	5.000%, 3/01/46	3/31 at 100.00	BBB-	6,287,700
1,925	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/33	5/24 at 100.00	BBB-	2,120,002
3,500	Illinois State, General Obligation Bonds, May Series 2020, 5.500%, 5/01/30	No Opt. Call	BBB-	4,661,685
10,000	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/24	No Opt. Call	BBB-	11,437,900
3,835	Illinois State, General Obligation Bonds, October Series 2016, 5.000%, 2/01/26	No Opt. Call	BBB-	4,548,233
335	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/23	No Opt. Call	BBB-	366,651
4,400	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/27	3/22 at 100.00	BBB-	4,537,016
	Illinois State, General Obligation Bonds, Series 2013:
1,480	5.250%, 7/01/29	7/23 at 100.00	BBB-	1,608,272
1,050	5.250%, 7/01/31	7/23 at 100.00	BBB-	1,135,837
200	5.500%, 7/01/33	7/23 at 100.00	BBB-	217,120
740	Illinois State, General Obligation Bonds, Series 2013A, 5.000%, 4/01/38	4/23 at 100.00	BBB-	786,228
610	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52	6/22 at 100.00	BB+	636,688
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017B:
300	5.000%, 12/15/31	12/27 at 100.00	BB+	371,730
745	5.000%, 12/15/33	12/27 at 100.00	BB+	918,809
500	5.000%, 12/15/34	12/27 at 100.00	BB+	615,590
1,981	Minooka, Illinois, Special Assessment Bonds, Refunding Improvement Series 2014, 5.000%, 12/01/24 – AGM Insured	No Opt. Call	AA	2,174,841
500	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 4.250%, 1/01/29	1/26 at 100.00	N/R	517,365
543	North Pullman Chicago Neighborhood Initiatives, Inc, Illinois, Certificates of Participation, Gotham Greens Greenhouse Facility, Redevelopment Project, Series 2018A, 6.000%, 3/15/34, 144A	8/21 at 100.00	N/R	543,634
	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Series 2021:
1,225	4.000%, 10/01/39 – BAM Insured (WI/DD, Settling 7/07/21)	4/31 at 100.00	Ba2	1,443,356
800	4.000%, 10/01/40 – BAM Insured	4/31 at 100.00	Ba2	941,696
800	4.000%, 10/01/41 – BAM Insured (WI/DD, Settling 7/07/21)	4/31 at 100.00	Ba2	940,736
2,490	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	2,583,997
520	Romeoville, Will County, Illinois, Revenue Bonds, Lewis University Project, Series 2015, 5.000%, 10/01/24	No Opt. Call	BBB	585,801

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	South Barrington, Cook County, Illinois, Special Tax Bonds, Special Service Area 3, Refunding Series 2019A:
$320	4.000%, 12/01/25	No Opt. Call	N/R	347,142
330	4.000%, 12/01/26	No Opt. Call	N/R	360,551
345	4.000%, 12/01/27	No Opt. Call	N/R	378,831
355	4.000%, 12/01/28	No Opt. Call	N/R	390,042
370	4.000%, 12/01/29	12/28 at 100.00	N/R	403,851
385	4.000%, 12/01/30	12/28 at 100.00	N/R	416,813
400	4.000%, 12/01/31	12/28 at 100.00	N/R	431,968
420	4.000%, 12/01/32	12/28 at 100.00	N/R	453,621
435	4.000%, 12/01/33	12/28 at 100.00	N/R	468,021
450	4.000%, 12/01/34	12/28 at 100.00	N/R	482,607
2,725	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B-	2,819,067
2,410	Wauconda, Illinois, Special Service Area 1 Secial Tax Bonds, Liberty Lake Project, Refunding Series 2015, 5.000%, 3/01/33 – BAM Insured	3/25 at 100.00	AA	2,720,938
2,125	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 1 Woods Creek, Refunding Series 2015, 4.500%, 3/01/34	3/25 at 100.00	N/R	2,181,759
1,115	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 5 Wooded Shores, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	1,152,007
515	Wonder Lake Village, McHenry County, Illinois, Special Tax Bonds, Special Service Area 7 Deep Spring Woods, Refunding Series 2015, 4.250%, 3/01/29	3/25 at 100.00	N/R	532,093
961	Yorkville United City, Kendall County, Illinois, Sales Tax Revenue Bonds, Kendall Marketplace Project, Series 2007, 6.000%, 1/01/26 (7)	7/21 at 100.00	N/R	865,417
430,492	Total Illinois			499,877,772
	Indiana – 0.7%
190	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2017, 5.125%, 1/01/32	1/23 at 105.00	N/R	196,276
1,155	City of Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver Birch of Fort Wayne Project, Series 2018, 5.300%, 1/01/32, 144A	1/24 at 105.00	N/R	1,209,909
1,830	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.125%, 6/01/32, 144A	6/30 at 100.00	N/R	2,025,682
2,485	Indiana Finance Authority, Educational Facilities Revenue Bonds, Avondale Meadows Academy Peoject, Series 2017, 5.000%, 7/01/27	No Opt. Call	BB	2,724,380
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Circle City Preparatory Inc Project, Series 2021A:
165	5.000%, 12/01/30	12/27 at 103.00	N/R	185,102
255	5.000%, 12/01/40	12/27 at 103.00	N/R	279,041
850	Indiana Finance Authority, Educational Facilities Revenue Bonds, Lighthouse Academies of Northwest Indiana Inc Project, Series 2016, 6.250%, 12/01/24, 144A	No Opt. Call	N/R	935,782

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$585	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A, 4.125%, 12/01/26	No Opt. Call	B-	640,604
	Indiana Finance Authority, Health Facilities Revenue Bonds, Good Samaritan Hospital Project, Series 2016A:
2,330	5.500%, 4/01/33	4/26 at 100.00	Baa3	2,711,235
1,275	5.500%, 4/01/34	4/26 at 100.00	Baa3	1,481,180
2,500	5.000%, 4/01/37	4/26 at 100.00	Baa3	2,823,775
1,225	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/21 at 100.00	Baa2	1,229,410
	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A:
250	5.000%, 10/01/22 (ETM)	No Opt. Call	N/R (6)	265,165
325	5.000%, 10/01/23 (ETM)	No Opt. Call	N/R (6)	360,113
550	5.000%, 10/01/24 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (6)	609,422
1,400	5.000%, 10/01/29 (Pre-refunded 10/01/23)	10/23 at 100.00	N/R (6)	1,551,256
15	Indiana Finance Authority, Hospital Revenue Bonds, Parkview Health System Obligated Group, Refunding Series 2012A, 5.000%, 5/01/29	5/22 at 100.00	AA-	15,571
	Knox County, Indiana, Economic Development Revenue and Refunding Bonds, Good Samaritan Hospital Project, Series 2012A:
1,000	5.000%, 4/01/28	4/22 at 100.00	Baa3	1,030,040
2,245	5.000%, 4/01/42	4/22 at 100.00	Baa3	2,305,907
425	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series 2016, 5.050%, 4/01/26	4/24 at 102.00	N/R	438,349
4,500	Rockport, Indiana, Revenue Bonds, AK Steel Corporation, Series 2012, 7.000%, 6/01/28 (AMT)	2/22 at 100.00	CCC+	4,617,945
3,250	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (AMT) (7)	No Opt. Call	N/R	1,462,500
220	Terre Haute, Indiana, Multifamily Housing Revenue Bonds, Silver Birch of Terre Haute Project, Series 2017, 5.100%, 1/01/32	1/23 at 105.00	N/R	226,992
	Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC Project, Series 2013:
930	5.875%, 1/01/24 (AMT)	No Opt. Call	N/R	996,114
6,300	7.000%, 1/01/44 (AMT)	1/24 at 100.00	N/R	7,202,979
4,175	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2016, 3.500%, 7/15/26	1/23 at 100.00	N/R	4,221,718
40,430	Total Indiana			41,746,447
	Iowa – 1.1%
950	Cedar Rapids, Iowa, Hospital Reveenue Bonds, Mercy Medical Center Project, Variable Rate Demand Obligations, Series 2003 ARCs, 0.140%, 8/15/32 – AMBAC Insured	No Opt. Call	A-	950,000
5,805	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	5,989,889
16,825	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	18,428,591

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$22,575	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	24,474,686
3,860	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/37)	12/22 at 105.00	BB-	4,257,657
	Iowa Finance Authority, Senior Housing Revenue Bonds, PHS Council Bluffs, Inc Project, Series 2018:
340	3.950%, 8/01/23	No Opt. Call	N/R	345,073
750	4.450%, 8/01/28	8/23 at 102.00	N/R	785,543
500	5.000%, 8/01/33	8/23 at 102.00	N/R	525,245
4,450	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Bonds, Seenior Lien Series Class 2 Series 2021B-1, 4.000%, 6/01/49	6/31 at 100.00	BBB	5,207,301
56,055	Total Iowa			60,963,985
	Kansas – 0.5%
300	Hutchinson, Kansas, Hospital Facilities Revenue Bonds, Hutchinson Regional Medical Center, Inc, Series 2016, 5.000%, 12/01/41	12/26 at 100.00	Ba1	337,725
	Kansas Development Finance Authority Revenue Bonds, Village Shalom Project, Series 2018A:
750	5.250%, 11/15/33	11/23 at 103.75	N/R	797,617
1,790	5.500%, 11/15/38	11/23 at 103.75	N/R	1,905,222
750	Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019, 5.000%, 3/01/49	3/29 at 100.00	BB-	777,263
	Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire Community Improvement District No 1 Project, Series 2012B:
1,100	0.000%, 12/15/29 (7)	12/22 at 100.00	N/R	550,000
1,750	0.000%, 12/15/34 (7)	12/22 at 100.00	N/R	875,000
	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012:
7,485	4.375%, 12/15/23	12/22 at 100.00	N/R	5,603,945
5,500	5.250%, 12/15/29	12/22 at 100.00	N/R	3,394,765
2,145	6.000%, 12/15/32	12/22 at 100.00	N/R	1,228,978
860	Wyandotte County/Kansas City Unified Government, Kansas, Community Improvement District Sales Tax Revenue Bonds, Legends Appartments Garage & West Lawn Project, Series 2018, 4.500%, 6/01/40	12/26 at 100.00	N/R	905,958
9,940	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.000%, 9/01/27	9/25 at 100.00	N/R	10,104,010
32,370	Total Kansas			26,480,483
	Kentucky – 0.2%
1,750	Christian County, Kentucky, Hospital Revenue Bonds, Jennie Stuart Medical Center, Series 2016, 5.000%, 2/01/26	No Opt. Call	BB+	1,933,015
2,530	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project, Series 2016A, 4.400%, 10/01/24	No Opt. Call	N/R	2,575,413

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$1,330	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue Bonds, Rosedale Green Project, Refunding Series 2015, 5.000%, 11/15/25	No Opt. Call	N/R	1,370,738
775	Kentucky Economic Development Finance Authority, Revenue Bonds, Masonic Home Independent Living II, Inc, TEMPS 85 Series 2016B-1, 3.250%, 5/15/22	7/21 at 100.00	N/R	775,062
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
585	5.000%, 7/01/22	No Opt. Call	Baa2	610,992
3,560	5.000%, 7/01/33	7/25 at 100.00	Baa2	4,005,641
10,530	Total Kentucky			11,270,861
	Louisiana – 1.2%
2,250	Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade Corporation Project, Series 2002, 6.800%, 2/01/27	7/21 at 100.00	B1	2,253,532
1,000	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%, 12/01/39	12/29 at 100.00	BB+	1,092,660
	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A:
2,000	4.800%, 6/15/29, 144A	6/28 at 100.00	N/R	2,235,020
500	5.500%, 6/15/38, 144A	6/28 at 100.00	N/R	575,540
	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2021:
625	2.375%, 6/01/26	No Opt. Call	N/R	626,063
695	2.875%, 6/01/31	No Opt. Call	N/R	697,954
1,120	3.200%, 6/01/41	6/31 at 100.00	N/R	1,125,656
1,250	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Cameron Parish GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A	11/28 at 100.00	N/R	1,514,987
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, New Orleans GOMESA Project, Series 2021, 4.000%, 11/01/46, 144A	11/30 at 100.00	N/R	1,104,790
470	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018, 5.375%, 11/01/38, 144A	11/28 at 100.00	N/R	559,629
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westside Habilitation Center Project, Refunding Series 2017A, 5.750%, 2/01/32, 144A	2/27 at 100.00	N/R	1,108,320
725	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake Charles College Prep Project, Series 2019A, 5.000%, 6/01/29, 144A	6/27 at 100.00	N/R	802,191
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2021A:
300	5.000%, 6/01/31, 144A	No Opt. Call	N/R	338,118
805	5.000%, 6/01/41, 144A	6/31 at 100.00	N/R	886,241
735	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/30, 144A	4/27 at 100.00	N/R	802,701

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$7,335	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (AMT)	7/23 at 100.00	N/R	7,879,330
	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017:
500	5.000%, 7/01/27 (7)	No Opt. Call	D	475,000
1,745	5.000%, 7/01/28 (7)	7/27 at 100.00	D	1,657,750
1,680	5.000%, 7/01/29 (7)	7/27 at 100.00	D	1,596,000
1,695	5.000%, 7/01/30 (7)	7/27 at 100.00	D	1,610,250
1,000	5.000%, 7/01/32 (7)	7/27 at 100.00	D	950,000
750	5.000%, 7/01/33 (7)	7/27 at 100.00	D	712,500
1,500	5.000%, 7/01/37 (7)	7/27 at 100.00	D	1,425,000
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015:
430	5.000%, 5/15/25	No Opt. Call	A3	502,962
400	5.000%, 5/15/26	5/25 at 100.00	A3	464,368
475	5.000%, 5/15/27	5/25 at 100.00	A3	550,055
	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A:
675	6.625%, 12/15/23	No Opt. Call	N/R	709,965
770	8.375%, 12/15/43	12/23 at 100.00	N/R	818,841
4,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24, 144A (AMT) (7)	No Opt. Call	N/R	40
980	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/27 (AMT)	No Opt. Call	A-	1,195,786
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014:
500	5.000%, 6/01/24	No Opt. Call	BBB+	562,065
500	5.000%, 6/01/25	6/24 at 100.00	BBB+	565,690
835	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/26	12/24 at 100.00	BBB+	959,649
3,990	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2008, 6.100%, 6/01/38 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	5,281,164
3,405	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	4,575,741
4,190	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010A, 6.350%, 10/01/40, 144A	6/30 at 100.00	BB-	5,630,648
2,735	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	3,620,046
4,280	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	4,923,412
1,025	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.000%, 11/15/24	No Opt. Call	N/R	1,092,107

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$1,905	Tangipahoa Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, North Oaks Medical Center Project, Refunding Series 2003A, 5.000%, 2/01/30	7/21 at 100.00	BB+	1,908,391
61,775	Total Louisiana			65,390,162
	Maine – 0.5%
2,465	Maine Educational Loan Authority, Student Loan Revenue Bonds, Supplemental Education Loan Program, Class A Series 2012A-1, 5.050%, 12/01/27 (AMT)	12/22 at 100.00	A2	2,598,135
6,800	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Casella Waste Systems, Inc Project, Series 2015, 5.125%, 8/01/35 (Mandatory Put 8/01/25), 144A (AMT)	No Opt. Call	B	7,850,872
13,130	Maine Finance Authority, Solid Waste Disposal Revenue Bonds, Coastal Resources of Maine LLC Project, Green Series 2017, 0.000%, 12/15/33, 144A (AMT) (7)	12/26 at 100.00	N/R	7,221,500
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013:
1,000	5.000%, 7/01/26 (Pre-refunded 7/01/23)	7/23 at 100.00	Ba1 (6)	1,093,940
500	5.000%, 7/01/27 (Pre-refunded 7/01/23)	7/23 at 100.00	Ba1 (6)	546,970
100	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 5.250%, 7/01/21 (ETM)	No Opt. Call	N/R (6)	100,000
9,050	Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Series 2001, 6.875%, 10/01/26 (AMT)	8/21 at 100.00	B1	9,064,208
33,045	Total Maine			28,475,625
	Maryland – 1.1%
430	Anne Arundel County, Maryland, Special Tax District Revenue Bonds, Villages at Two Rivers Projects, Series 2014, 4.200%, 7/01/24	No Opt. Call	N/R	449,965
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
1,705	5.000%, 9/01/30	9/27 at 100.00	CCC	1,788,204
810	5.000%, 9/01/31	9/27 at 100.00	CCC	850,233
1,500	5.000%, 9/01/33	9/27 at 100.00	CCC	1,576,380
5,980	5.000%, 9/01/42	9/27 at 100.00	CCC	6,304,953
9,590	5.000%, 9/01/46	9/27 at 100.00	CCC	10,120,615
	Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax Increment Financing, Series 2015:
375	5.000%, 6/15/23	No Opt. Call	BBB+	408,694
260	5.000%, 6/15/24	No Opt. Call	BBB+	294,302
275	5.000%, 6/15/25	6/24 at 100.00	BBB+	310,007
385	5.000%, 6/15/26	6/24 at 100.00	BBB+	432,397
345	5.000%, 6/15/27	6/24 at 100.00	BBB+	386,227
550	Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research Park Project, Series 2017A, 4.000%, 9/01/27	No Opt. Call	N/R	599,252
	Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project, Refunding Series 2016:
1,715	4.250%, 6/01/26	No Opt. Call	N/R	1,911,728
2,100	4.750%, 6/01/31	6/26 at 100.00	N/R	2,336,691

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$580	Howard County, Maryland, Special Obligation Bonds, Downtown Columbia Project, Series 2017A, 4.000%, 2/15/28, 144A	2/26 at 100.00	N/R	625,977
2,500	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2016, 5.000%, 7/01/27	7/25 at 100.00	N/R	2,693,600
5,910	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	8/21 at 100.00	BB-	5,976,665
4,565	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	B-	4,652,876
	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A:
3,360	0.000%, 12/01/21 (7)	No Opt. Call	N/R	2,016,000
6,895	5.000%, 12/01/31 (7)	8/21 at 100.00	N/R	4,137,000
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (7)	8/21 at 100.00	N/R	600,000
	Maryland Economic Development Corporation, Senior Student Housing Revenue Bonds, Towson University Project, Refunding Series 2017:
270	5.000%, 7/01/27	No Opt. Call	BB+	310,619
190	5.000%, 7/01/29	7/27 at 100.00	BB+	215,735
325	5.000%, 7/01/30	7/27 at 100.00	BB+	366,899
375	5.000%, 7/01/31	7/27 at 100.00	BB+	421,354
530	5.000%, 7/01/37	8/21 at 100.00	BB+	530,965
3,000	Maryland Economic Development Corporation, Special Obligation Bonds, Metro Centre Owings Mills Project, Series 2017, 3.750%, 7/01/27	1/27 at 100.00	N/R	3,375,120
2,500	Maryland Economic Development Corporation, Special Obligation Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/40	9/30 at 100.00	N/R	2,935,475
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/31	7/27 at 100.00	Baa3	4,076,975
400	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Green Street Academy, Series 2017A, 5.000%, 7/01/27, 144A	No Opt. Call	N/R	446,728
925	Prince George's County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor Road Project, Series 2016, 4.375%, 7/01/30, 144A	1/26 at 100.00	N/R	1,006,557
600	Prince George's County, Maryland, Special Obligation Bonds, Westphalia Town Center Project, Series 2018, 5.000%, 7/01/30, 144A	7/28 at 100.00	N/R	694,050
63,445	Total Maryland			62,852,243
	Massachusetts – 0.5%
	Lowell, Massachusetts, Collegiate Charter School Revenue Bonds, Series 2019:
640	4.000%, 6/15/24	No Opt. Call	N/R	669,523
490	5.000%, 6/15/29	6/26 at 100.00	N/R	559,477
530	5.000%, 6/15/39	6/26 at 100.00	N/R	591,093
2,000	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue, Series 2017, 5.000%, 7/01/47	7/27 at 100.00	B-	1,930,580

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$705	Massachusetts Development Finance Agency, Revenue Bonds, Berkshire Retirement Community Lennox, Series 2015, 5.000%, 7/01/25	No Opt. Call	A+	767,294
	Massachusetts Development Finance Agency, Revenue Bonds, Milford Regional Medical Center Issue, Series 2014F:
300	5.000%, 7/15/21	No Opt. Call	BB+	300,405
335	5.000%, 7/15/22	No Opt. Call	BB+	348,028
325	5.000%, 7/15/23	No Opt. Call	BB+	349,131
315	5.000%, 7/15/24	7/23 at 100.00	BB+	339,186
	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2013:
1,000	4.375%, 7/01/23 (AMT)	7/22 at 100.00	AA	1,038,600
1,860	5.000%, 7/01/25 (AMT)	7/22 at 100.00	AA	1,939,162
2,210	5.250%, 7/01/29 (AMT)	7/22 at 100.00	AA	2,299,372
125	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2010A, 5.500%, 1/01/22	7/21 at 100.00	A	127,329
4,600	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series 2014, 5.000%, 1/01/26 (AMT)	1/25 at 100.00	A	5,200,852
470	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2007A, 0.688%, 5/01/37 – NPFG Insured (3-Month LIBOR *67% reference rate + 0.570% spread) (5)	8/21 at 100.00	AA	469,619
12,980	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2021B, 3.000%, 4/01/47	4/31 at 100.00	AA	14,101,862
28,885	Total Massachusetts			31,031,513
	Michigan – 0.4%
	Advanced Technology Academy, Michigan, Public School Academy Revenue Bonds, Refunding Series 2019:
285	3.500%, 11/01/24	No Opt. Call	BB	292,250
410	3.875%, 11/01/29	11/27 at 102.00	BB	439,914
85	5.000%, 11/01/34	11/27 at 102.00	BB	96,669
400	Conner Creek Academy East, Michigan, Public School Revenue Bonds, Series 2007, 5.000%, 11/01/26	7/21 at 100.00	B	400,056
	County of Calhoun Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series 2016:
1,915	5.000%, 2/15/30	2/27 at 100.00	Ba1	2,183,253
2,010	5.000%, 2/15/31	2/27 at 100.00	Ba1	2,282,938
5	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%, 7/01/36 – NPFG Insured	8/21 at 100.00	A2	5,019
10,000	Detroit, Wayne County, Michigan, General Obligation Bonds, Financial Recovery Series 2014B-1, 4.000%, 4/01/44	8/21 at 100.00	N/R	9,787,200
1,250	Michigan Finance Authority, Higher Education Limited Obligation Revenue Bonds, Aquinas College Project, Refunding Series 2021, 4.000%, 5/01/31 (WI/DD, Settling 7/21/21)	No Opt. Call	N/R	1,308,700

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$705	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Cesar Chavez Academy Project, Refunding Series 2019, 4.000%, 2/01/29	2/27 at 102.00	BB+	772,024
1,245	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hanley International Academy, Inc Project, Refunding Series 2021, 3.500%, 9/01/30	No Opt. Call	BB	1,295,522
1,350	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	1,292,193
125	Michigan Finance Authority, Public School Academy Revenue Bonds, Detroit Service Learning Academy Project, Refunding Series 2011, 6.000%, 10/01/21	No Opt. Call	B	124,416
695	Saline Economic Development Corporation, Michigan, Limited Obligation Revenue and Refunding Bonds, Evangelical Homes of Michigan, Series 2012, 5.250%, 6/01/32	6/22 at 100.00	BB	711,506
580	Warren Academy, Macomb County, Michigan, Revenue Bonds, Public School Academy, Refunding Series 2020A, 5.000%, 5/01/35, 144A	5/27 at 100.00	N/R	615,125
21,060	Total Michigan			21,606,785
	Minnesota – 0.9%
	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A:
320	3.500%, 8/01/26	No Opt. Call	BB+	348,570
400	3.500%, 8/01/27	8/26 at 100.00	BB+	433,272
270	4.000%, 8/01/28	8/26 at 100.00	BB+	298,158
415	4.000%, 8/01/29	8/26 at 100.00	BB+	456,587
260	4.000%, 8/01/30	8/26 at 100.00	BB+	284,866
300	4.000%, 8/01/31	8/26 at 100.00	BB+	327,630
	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A:
630	4.750%, 7/01/25	No Opt. Call	N/R	658,489
630	5.250%, 7/01/30	7/25 at 100.00	N/R	685,994
510	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project, Refunding Series 2015A, 4.000%, 3/01/22	No Opt. Call	BB-	516,038
	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,Series 2016A:
375	4.000%, 7/01/28	7/24 at 102.00	N/R	403,890
540	5.000%, 7/01/31	7/24 at 102.00	N/R	595,404
	Columbia Heights, Minnesota, Charter School Lease Revenue Bonds, Prodeo Academy Project, Series 2019A:
1,415	3.875%, 7/01/29	7/27 at 102.00	N/R	1,505,560
1,680	5.000%, 7/01/34	7/27 at 102.00	N/R	1,868,664
2,135	5.000%, 7/01/39	7/27 at 102.00	N/R	2,348,884
1,300	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	B	1,340,313
90	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2015A, 4.400%, 7/01/25	No Opt. Call	BB+	95,215

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble Academy Project, Series 2014A:
$500	4.000%, 7/01/23	No Opt. Call	BB	522,685
420	4.000%, 7/01/24	No Opt. Call	BB	446,460
500	5.000%, 7/01/29	7/24 at 100.00	BB	538,880
2,660	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	8/21 at 100.00	N/R	2,664,176
550	International Falls, Minnesota, Solid Waste Disposal Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1999, 6.850%, 12/01/29 (AMT)	8/21 at 100.00	B1	550,864
1,880	Lake Crystal, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014A, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	8/21 at 100.00	N/R	1,882,124
	Maple Plain, Minnesota Senior Housing and Healthcare Revenue Bonds, Haven Homes, Inc Project, Series 2019:
500	4.250%, 7/01/39	7/25 at 102.00	N/R	515,755
500	5.000%, 7/01/39	7/25 at 102.00	N/R	534,320
575	Minneapolis & Saint Paul Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Series 1998A, Allina Health System, Tranche I PARS, 0.120%, 8/01/28 – NPFG Insured	7/21 at 100.00	AA-	572,125
585	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Friendship Academy of the Arts Project, Series 2019A, 4.000%, 12/01/31, 144A	12/27 at 100.00	N/R	615,046
1,455	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project, Series 2016A, 4.000%, 7/01/26	7/24 at 102.00	N/R	1,530,238
585	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Spero Academy Project, Series 2017A, 5.500%, 7/01/27, 144A	No Opt. Call	N/R	658,692
	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A:
780	3.750%, 12/01/22, 144A	No Opt. Call	N/R	801,567
1,840	4.250%, 12/01/27, 144A	No Opt. Call	N/R	2,070,313
235	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 5.000%, 7/01/23	No Opt. Call	BB+	243,502
	Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village at St Anthony Falls Project, Refunding Series 2015:
500	4.000%, 3/01/22	No Opt. Call	N/R	507,750
335	4.000%, 3/01/24	3/23 at 100.00	N/R	346,685
325	4.000%, 3/01/27	3/23 at 100.00	N/R	334,984
	Otsego, Minnesota, Charter School Lease Revenue Bonds, Kaleidoscope Charter School Project, Series 2014A:
715	4.150%, 9/01/24	No Opt. Call	BB-	737,801
1,100	5.000%, 9/01/34	9/24 at 100.00	BB-	1,168,618
2,285	Owatonna, Minnesota, Housing and Health Care Revenue Bonds, Ecumen Second Century & Owatonna Senior Living Project, Refunding Series 2014B, 4.500%, 9/01/44 (Mandatory Put 9/01/24)	8/21 at 100.00	N/R	2,287,125

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$1,130	Ramsey, Anoka County, Minnesota, Lease Revenue Bonds, PACT Charter School Project, Refunding Series 2013A, 5.000%, 12/01/23	12/21 at 100.00	BBB-	1,147,843
7,630	Rice County, Minnesota Educational Facility Revenue Bonds, Shattuck Saint Mary's School Project, Series 2015, 5.000%, 8/01/22, 144A	No Opt. Call	BB	7,868,361
1,400	Rochester, Minnesota, Charter School Lease Revenue Bonds, Rochester Math & Science Academy Project, Series 2018A, 4.500%, 9/01/26	No Opt. Call	N/R	1,464,204
1,000	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 3.750%, 4/01/26	No Opt. Call	N/R	953,790
4,455	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.000%, 7/01/28, 144A	7/26 at 100.00	N/R	4,857,554
250	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Great River School Project, Series 2017A, 4.750%, 7/01/29, 144A	7/27 at 100.00	N/R	276,420
	Saint Paul Housing and Redevelopment Authority, Minnesota, Lease Revenue Bonds, Hope Community Academy Project, Series 2015A:
970	4.000%, 12/01/24	No Opt. Call	BB	997,587
700	4.500%, 12/01/29	12/24 at 100.00	BB	733,810
	Savage, Minnesota Charter School Lease Revenue Bonds, Aspen Academy Project, Series 2016A:
160	3.625%, 10/01/21	No Opt. Call	N/R	160,445
1,425	4.000%, 10/01/26	No Opt. Call	N/R	1,508,562
1,115	4.750%, 10/01/31	10/26 at 100.00	N/R	1,202,851
150	Winona Port Authority, Minnesota, Charter School Lease Revenue Bonds, Bluffview Montessori School Project, Refunding Series 2016, 3.750%, 6/01/26	6/24 at 100.00	N/R	153,999
	Woodbury Housing and Redevelopment Authority, Minnesota, Revenue Bonds, Saint Therese of Woodbury, Series 2014:
200	4.000%, 12/01/23	No Opt. Call	N/R	207,792
400	4.000%, 12/01/24	No Opt. Call	N/R	420,716
51,080	Total Minnesota			53,651,178
	Mississippi – 0.2%
1,800	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A, 4.000%, 10/15/30, 144A	10/26 at 100.00	N/R	1,783,530
2,700	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Subordinate Series 2019B, 4.000%, 10/15/49 (Mandatory Put 4/15/29), 144A	10/26 at 100.00	N/R	2,510,703
6,520	Mississippi Business Finance Corporation, Revenue Bonds, System Energy Resources, Inc Project, Refunding Series 2021, 2.375%, 6/01/44	6/26 at 100.00	Baa1	6,564,597
11,020	Total Mississippi			10,858,830

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri – 1.3%
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
$1,515	5.000%, 8/01/24	No Opt. Call	Ba1	1,660,682
1,910	5.000%, 8/01/27	8/26 at 100.00	Ba1	2,179,043
1,000	4.000%, 8/01/38	8/26 at 100.00	Ba1	1,037,380
	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A:
650	4.000%, 11/01/26	11/25 at 100.00	N/R	683,748
1,125	4.000%, 11/01/27	11/25 at 100.00	N/R	1,176,379
1,710	3.900%, 11/01/29	11/25 at 100.00	N/R	1,762,873
655	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33	3/23 at 103.00	Ba1	724,528
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2017A:
875	5.000%, 3/01/27	No Opt. Call	Ba1	1,058,313
1,400	5.000%, 3/01/28	3/27 at 100.00	Ba1	1,687,588
700	5.000%, 3/01/30	3/27 at 100.00	Ba1	834,225
200	5.000%, 3/01/31	3/27 at 100.00	Ba1	237,462
3,525	5.000%, 3/01/36	3/27 at 100.00	Ba1	4,145,999
10,315	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019A, 5.000%, 3/01/44 (AMT)	3/29 at 100.00	A-	12,703,541
10,000	Kansas City Industrial Development Authority, Missouri, Airport Special Obligation Bonds, Kansas City International Airport Terminal Modernization Project, Series 2019B, 5.000%, 3/01/54 (AMT)	3/29 at 100.00	A-	12,219,100
985	Kansas City Industrial Development Authority, Missouri, Revenue Bonds, Platte Purchase Project A, Series 2019, 5.000%, 7/01/40, 144A	9/24 at 103.00	N/R	1,020,559
1,100	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	1,153,845
	Kirkwood Industrial Development Authority, Missouri, Retirement Community Revenue Bonds, Aberdeen Heights Project, Refunding Series 2017A:
1,000	5.000%, 5/15/25	No Opt. Call	BB	1,123,450
1,075	5.000%, 5/15/26	No Opt. Call	BB	1,236,282
1,080	5.000%, 5/15/27	No Opt. Call	BB	1,266,397
1,150	5.250%, 5/15/28	5/27 at 100.00	BB	1,362,278
2,645	5.250%, 5/15/31	5/27 at 100.00	BB	3,064,735
1,500	Land Clearance for Redevelopment Authority of Kansas City, Missouri, Project Revenue Bonds, Convention Center Hotel Project - TIF Financing, Series 2018B, 4.375%, 2/01/31, 144A	2/28 at 100.00	N/R	1,635,390
2,000	Lee's Summit, Missouri, Special Obligation Tax Increment and Special District Improvement Bonds, Summit Fair Project, Refunding Series 2017, 4.000%, 11/01/27, 144A	No Opt. Call	N/R	2,054,200

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$1,200	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Series 2015A, 5.125%, 6/01/25, 144A	No Opt. Call	N/R	1,270,248
150	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2021, 3.000%, 5/01/30	5/29 at 100.00	N/R	153,126
880	Raymore, Missouri, Tax Increment Revenue Bonds, Raymore Galleria Project, Refunding & Improvement Series 2014A, 5.000%, 5/01/24	5/23 at 100.00	N/R	907,746
2,555	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Nazareth Living Center, Series 2015A, 5.000%, 8/15/25	No Opt. Call	N/R	2,780,479
	Saint Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Refunding & Improvement Series 2016:
895	5.000%, 11/15/27	11/25 at 100.00	N/R	1,006,383
990	5.000%, 11/15/29	11/25 at 100.00	N/R	1,103,979
1,095	5.000%, 11/15/31	11/25 at 100.00	N/R	1,213,359
800	Saint Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew's Resources for Seniors, Series 2015A, 5.000%, 12/01/25	No Opt. Call	N/R	862,232
945	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.250%, 6/15/25	8/21 at 100.00	N/R	945,529
1,500	Saint Louis Land Clearance for Redevelopment Authority, Missouri, Annual Appropriation Revenue Bonds, Contractual Payments of St Louis City Scottrade Center Project, Series 2018A, 5.000%, 4/01/38	4/27 at 100.00	A	1,784,685
575	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Southeasthealth, Series 2016B, 6.000%, 3/01/37	3/23 at 103.00	Ba1	634,610
2,025	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 3.875%, 11/15/29	11/26 at 100.00	N/R	2,065,338
500	The Industrial Development Authority of the County of St Louis, Missouri, Transportation Development Refunding Revenue Bonds, Series 2019B, 4.375%, 3/01/33, 144A	3/27 at 100.00	N/R	525,955
470	Town and Country Crossing Transportation Development District, Missouri, Transporation Sales Tax Revenue Bonds, Refunding Series 2020A, 3.375%, 4/01/37	4/28 at 100.00	N/R	478,949
62,695	Total Missouri			71,760,615
	Montana – 0.1%
	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A:
1,000	5.000%, 5/15/27	5/25 at 102.00	N/R	1,120,470
1,180	5.250%, 5/15/30	5/25 at 102.00	N/R	1,318,969
435	5.250%, 5/15/32	5/25 at 102.00	N/R	483,663
2,615	Total Montana			2,923,102
	Nebraska – 0.0%
815	Central Plains Energy Project, Nebraska, Gas Project 1 Revenue Bonds, Series 2007A, 5.250%, 12/01/21	No Opt. Call	BBB+	831,846

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada – 1.0%
$830	City of Henderson, Nevada, Local Improvement District No T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018, 5.000%, 9/01/38	9/28 at 100.00	N/R	950,831
	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 142 Mountain's Edge, Refunding 2012:
540	5.000%, 8/01/21	No Opt. Call	A	541,771
915	4.000%, 8/01/22	No Opt. Call	A	941,389
1,295	4.000%, 8/01/23	8/22 at 100.00	A	1,341,957
580	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 151 Summerlin-Mesa, Refunding Series 2015, 4.500%, 8/01/24	No Opt. Call	N/R	628,529
1,190	Clark County, Nevada, Local Improvement Bonds, Special Improvement District 159 Summerlin Village 16A, Series 2015, 5.000%, 8/01/28	8/25 at 100.00	N/R	1,321,792
1,148	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2017B, 5.125%, 12/15/37, 144A (AMT)	12/27 at 100.00	N/R	1,027,154
3,030	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2018, 6.950%, 2/15/38, 144A (AMT)	8/28 at 100.00	N/R	3,151,836
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A	2/31 at 100.00	N/R	2,050,940
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
13,082	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	13,332,865
2,935	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	2,950,321
1,100	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2015, 4.000%, 12/15/25, 144A	No Opt. Call	BB	1,164,438
495	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 4.500%, 12/15/29, 144A	12/25 at 100.00	BB	552,163
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
1,565	4.000%, 9/01/32	9/26 at 100.00	N/R	1,679,042
675	4.000%, 9/01/35	9/26 at 100.00	N/R	718,267
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 808 & 810 Summerlin Village 23B, Refunding Series 2014:
520	5.000%, 6/01/23	No Opt. Call	N/R	558,376
485	5.000%, 6/01/24	No Opt. Call	N/R	538,059
790	5.000%, 6/01/25	6/24 at 100.00	N/R	874,483
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
475	5.000%, 12/01/26	12/25 at 100.00	N/R	540,797
1,490	5.000%, 12/01/28	12/25 at 100.00	N/R	1,679,930
325	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 814 Summerlin Village 21& 24A, Series 2019, 4.000%, 6/01/39	6/29 at 100.00	N/R	358,134

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$335	Neveda State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/27, 144A	7/25 at 100.00	BB+	380,044
	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019:
680	4.250%, 6/01/34	12/28 at 100.00	N/R	765,449
820	4.500%, 6/01/39	12/28 at 100.00	N/R	931,741
	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 65 Northern Beltway Commercial Area, Series 2017:
850	4.000%, 12/01/27, 144A	No Opt. Call	N/R	936,360
845	5.000%, 12/01/37, 144A	12/27 at 100.00	N/R	973,001
3,850	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Senior Lien, Refunding Series 2007B, 5.000%, 6/01/27	7/21 at 100.00	BB-	3,856,622
1,580	Reno, Nevada, Redevelopment Agency Downtown Project Tax Allocation Bonds, Series 2007C, 5.400%, 6/01/27	8/21 at 100.00	N/R	1,491,236
400	Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding Bonds, ReTrac-Reno Transporation Rail Access Corridor Project, Series 2018B, 5.000%, 6/01/38 – AGM Insured	12/28 at 100.00	A2	483,012
5,952	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Sales Tax Anticipation Series 2019B, 3.500%, 6/15/28	No Opt. Call	N/R	6,341,217
	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A:
305	2.500%, 6/15/24, 144A	No Opt. Call	Ba2	310,703
790	2.750%, 6/15/28, 144A	No Opt. Call	Ba2	824,112
2,500	Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue Bonds, Series 2020, 5.000%, 7/01/40	7/30 at 100.00	N/R	2,941,475
54,372	Total Nevada			57,138,046
	New Jersey – 2.3%
2,695	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (AMT)	No Opt. Call	Ba1	2,843,225
	New Jersey Building Authority, State Building Revenue Bonds, Refunding Series 2016A:
445	4.000%, 6/15/30 (Pre-refunded 6/15/26)	6/26 at 100.00	N/R (6)	518,247
1,070	4.000%, 6/15/30	6/26 at 100.00	BBB	1,208,212
145	New Jersey Economic Development Authority, Charter School Revenue Bonds, Greater Brunswick Charter School, Series 2014A, 4.750%, 8/01/24, 144A	No Opt. Call	N/R	154,612
900	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017, 5.000%, 7/15/32	7/27 at 100.00	BBB-	1,056,078
	New Jersey Economic Development Authority, Charter School Revenue Bonds, Teaneck Community Charter School, Series 2017A:
85	3.500%, 9/01/22, 144A	No Opt. Call	BB	86,295
210	4.250%, 9/01/27, 144A	No Opt. Call	BB	232,147
830	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012, 5.000%, 6/15/29	6/22 at 100.00	BBB	855,340

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project, Series 2014:
$765	4.375%, 1/01/24	No Opt. Call	N/R	783,414
2,000	5.000%, 1/01/34	1/24 at 100.00	N/R	2,062,700
860	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project, Refunding Series 2015A, 4.125%, 6/15/26	6/25 at 100.00	BBB	975,145
	New Jersey Economic Development Authority, Lease Revenue Bonds, State House Project, Series 2017B:
6,680	4.000%, 6/15/29	12/28 at 100.00	BBB	7,967,436
2,780	5.000%, 6/15/35	12/28 at 100.00	BBB	3,473,443
980	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.375%, 7/01/30	7/27 at 100.00	BB+	1,042,397
5,000	New Jersey Economic Development Authority, Revenue Bonds, New Jersey Transit Corporation Projects Sublease, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB	5,927,800
650	New Jersey Economic Development Authority, Revenue Bonds, Provident Group - Rowan Properties LLC - Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/25	No Opt. Call	B	701,376
80	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill Project, Series 2002, 5.750%, 10/01/21	No Opt. Call	Ba2	80,479
10,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2015XX, 5.000%, 6/15/26	6/25 at 100.00	BBB	11,694,800
5,295	New Jersey Economic Development Authority, School Facilities Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/46	12/30 at 100.00	BBB	6,177,624
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Tender Option Bond Trust Series 2018-XG0168, 4.042%, 9/01/27, 144A (IF) (4)	3/23 at 100.00	BBB	1,062,340
	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013-I:
19,735	1.600%, 9/01/27 (UB) (4)	3/23 at 100.00	BBB	20,042,471
3,000	1.630%, 3/01/28 (SIFMA reference rate + 1.600% spread) (5)	3/23 at 100.00	BBB	3,048,150
2,200	1.630%, 3/01/28 (UB) (4)	3/23 at 100.00	BBB	2,235,310
5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2013NN, 5.000%, 3/01/25	3/23 at 100.00	BBB	5,389,500
250	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Tender Option Bond Trust 2016-XF2340, 2.855%, 9/01/25, 144A (IF) (4)	3/25 at 100.00	BBB	265,502
100	New Jersey Economic Development Authority, School Revenue Bonds, Leap Academy University Charter School Inc Project; Series 2014A, 5.125%, 10/01/24, 144A	No Opt. Call	BB-	109,213
4,740	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Refunding Series 2012, 5.750%, 9/15/27 (AMT)	9/22 at 100.00	B	4,943,299
530	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1998, 5.500%, 4/01/28 (AMT)	8/21 at 100.00	B	532,078
2,500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999, 5.250%, 9/15/29 (AMT)	8/22 at 101.00	B+	2,643,925

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B:
$450	5.625%, 11/15/30 (AMT)	3/24 at 101.00	B+	505,156
3,315	5.625%, 11/15/30 (AMT)	3/24 at 101.00	B+	3,721,320
1,680	New Jersey Economic Development Authority, Special Facility Revenue Bonds, Port Newark Container Terminal LLC Project, Refunding Series 2017, 5.000%, 10/01/27 (AMT)	No Opt. Call	Baa3	2,048,390
1,075	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 4.000%, 7/01/34	7/26 at 100.00	BBB-	1,202,366
1,000	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1, 5.000%, 6/15/30	6/26 at 100.00	Baa1	1,181,600
1,410	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	BBB	1,473,408
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2018A, 5.000%, 12/15/34	12/28 at 100.00	BBB	6,260,250
1,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019AA, 4.125%, 6/15/39	12/28 at 100.00	BBB	1,735,380
11,855	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Libor Index Series 2017D-1, 0.777%, 1/01/24 (UB) (4)	No Opt. Call	A2	11,975,210
1,000	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Refunding Series 2016S, 5.000%, 1/01/34	1/26 at 100.00	BB+	1,158,710
	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Bonds, Subordinate Series 2017B:
850	5.000%, 1/01/32 (AMT)	1/28 at 100.00	Baa1	1,027,964
1,220	5.000%, 1/01/33 (AMT)	1/28 at 100.00	Baa1	1,471,991
1,250	5.000%, 1/01/34 (AMT)	1/28 at 100.00	Baa1	1,504,650
1,000	5.000%, 1/01/36 (AMT)	1/28 at 100.00	Baa1	1,198,270
5,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	5,946,100
118,130	Total New Jersey			130,523,323
	New Mexico – 0.1%
240	Boulders Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2015, 4.875%, 10/01/25	No Opt. Call	N/R	248,712
2,550	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B, 5.900%, 9/01/32	9/25 at 100.00	N/R	2,655,494
285	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 5.750%, 10/01/23	No Opt. Call	N/R	295,462
510	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 5.750%, 10/01/23	No Opt. Call	N/R	522,745
1,449	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 5.250%, 5/01/25, 144A	8/21 at 102.00	N/R	1,479,545
5,034	Total New Mexico			5,201,958

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York – 5.4%
$180	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc Project, Series 2015, 5.000%, 7/01/28	7/25 at 100.00	BBB	208,582
1,000	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Charter School for Applied Technologies, Series 2017A, 4.500%, 6/01/27	6/24 at 103.00	BBB	1,101,160
	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of New York, Series 2014:
805	5.000%, 11/01/21	No Opt. Call	BB	816,206
845	5.000%, 11/01/22	No Opt. Call	BB	891,281
700	5.250%, 11/01/34	11/24 at 100.00	BB	774,116
2,660	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	3,005,880
3,805	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A	12/30 at 100.00	N/R	3,971,393
2,500	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1, 5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	2,710,750
	Dormitory Authority of the State of New York, Insured Revenue Bonds, Pace University, Series 2013A:
5	4.000%, 5/01/22 (ETM)	No Opt. Call	N/R (6)	5,162
15	5.000%, 5/01/23 (ETM)	No Opt. Call	N/R (6)	16,326
715	5.000%, 5/01/23	No Opt. Call	BBB-	773,659
85	5.000%, 5/01/24 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (6)	92,353
65	5.000%, 5/01/26 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (6)	70,623
20	5.000%, 5/01/27 (Pre-refunded 5/01/23)	5/23 at 100.00	N/R (6)	21,730
	Dormitory Authority of the State of New York, Revenue Bonds, Vaughn College of Aeronautics & Technology, Series 2016A:
1,175	5.000%, 12/01/21, 144A	No Opt. Call	BB-	1,187,020
6,470	5.000%, 12/01/26, 144A	No Opt. Call	BB-	6,948,327
1,695	Green Island Power Authority, New York, Power System Revenue Bonds, Subordinante Series 2000, 6.000%, 12/15/25 (AMT)	12/21 at 100.00	Ba1	1,717,357
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2017A, 5.890%, 2/01/32	2/27 at 100.00	N/R	1,148,010
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2018A, 6.470%, 2/01/33	2/28 at 100.00	N/R	1,205,570
800	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A, 4.760%, 2/01/27	No Opt. Call	N/R	862,744
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A:
580	4.050%, 2/01/31	2/30 at 100.00	A2	595,730
1,080	4.450%, 2/01/41	2/30 at 100.00	A2	1,109,430
5,005	Jefferson County Civic Facility Development Corporation, New York, Revenue Bonds, Samaritan Medical Center Project, Series 2017A, 4.000%, 11/01/42	11/27 at 100.00	BBB-	5,601,896
15,445	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	BBB+	22,269,373

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22	6/22 at 100.00	N/R	1,005,960
50,380	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019B-1, 5.000%, 5/15/22 (UB) (4)	No Opt. Call	N/R	52,472,785
3,445	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2019D-1, 5.000%, 9/01/22	No Opt. Call	N/R	3,634,578
4,220	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Bond Anticipation Note Series 2020A-1, 5.000%, 2/01/23	No Opt. Call	N/R	4,529,706
6,835	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2017A-1, 5.250%, 11/15/57	5/27 at 100.00	BBB+	8,212,047
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2021A-1:
6,170	4.000%, 11/15/44	5/31 at 100.00	BBB+	7,272,949
5,000	4.000%, 11/15/47	5/31 at 100.00	BBB+	5,868,150
4,240	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green Series 2016B, 5.000%, 11/15/37	11/26 at 100.00	BBB+	5,043,734
3,105	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2015A-1, 5.000%, 11/15/33	5/25 at 100.00	BBB+	3,551,095
4,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Variable Rate Demand Obligations, Series 2002G-1, 1.000%, 11/01/26 (SOFR *67% reference rate + 0.430% spread) (5)	No Opt. Call	BBB+	4,001,040
13,565	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Variable Rate Demand Obligations, Series 2005D-1, 0.364%, 11/01/35 (Mandatory Put 4/01/24) (SOFR *67% reference rate + 0.330% spread) (5)	1/24 at 100.00	BBB+	13,568,256
400	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group Project, Series 2014B, 5.000%, 7/01/29	7/24 at 100.00	A-	451,464
5,520	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	7/21 at 100.00	CCC+	5,682,674
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
210	5.000%, 7/01/27	7/25 at 100.00	BBB	242,432
375	5.000%, 7/01/28	7/25 at 100.00	BBB	430,567
825	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007, 0.000%, 10/01/27 (7)	8/21 at 100.00	N/R	676,500
3,000	New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through Bonds, Series 2010A, 6.250%, 6/01/41, 144A	7/21 at 100.00	B-	3,062,520
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014:
8,965	5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	10,137,174
9,150	5.375%, 11/15/40, 144A	11/24 at 100.00	N/R	10,333,095
675	New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%, 10/31/41 (AMT)	10/31 at 100.00	BBB-	798,235

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$3,500	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	Baa3	3,934,700
5,160	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020, 5.250%, 8/01/31 (AMT)	8/30 at 100.00	B-	6,227,036
3,460	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2021, 2.250%, 8/01/26 (AMT)	No Opt. Call	B	3,553,870
6,125	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015, 5.000%, 1/01/22 (AMT)	No Opt. Call	Baa3	6,261,097
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
1,600	5.000%, 1/01/34 (AMT)	1/28 at 100.00	BB+	1,958,832
4,410	5.000%, 1/01/36 (AMT)	1/28 at 100.00	BB+	5,380,906
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020:
1,925	4.000%, 10/01/30 (AMT)	No Opt. Call	BB+	2,331,656
7,500	5.000%, 10/01/35 (AMT)	10/30 at 100.00	BB+	9,743,400
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
10,385	5.000%, 1/01/30 (AMT)	1/26 at 100.00	CC	10,493,108
4,895	5.000%, 1/01/31 (AMT)	1/26 at 100.00	CC	4,924,321
3,230	5.000%, 1/01/32 (AMT)	1/26 at 100.00	CC	3,245,472
4,700	5.000%, 1/01/33 (AMT)	1/26 at 100.00	CC	4,718,753
2,000	5.000%, 1/01/34 (AMT)	1/26 at 100.00	CC	2,004,780
6,705	5.000%, 1/01/35 (AMT)	1/26 at 100.00	CC	6,712,979
2,100	5.000%, 1/01/36 (AMT)	1/26 at 100.00	CC	2,100,819
2,000	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28 – SYNCORA GTY Insured, 144A	No Opt. Call	CC	2,020,540
6,095	Triborough Bridge and Tunnel Authority, New York, General Revenue Bonds, MTA Bridges & Tunnels, Series 2021A, 5.000%, 11/01/25	No Opt. Call	A1	7,270,360
	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006:
5,000	5.000%, 6/01/45	6/27 at 100.00	CCC+	5,546,650
5,000	5.000%, 6/01/48	6/27 at 100.00	N/R	5,518,050
	TSASC Inc, New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series B:
2,850	5.000%, 6/01/24	No Opt. Call	B-	2,988,880
3,850	5.000%, 6/01/25	No Opt. Call	B-	4,081,077
2,650	Westchester County Local Development Corporation, New York, Revenue Bond, Purchase Senior Learning Community, Inc Project, BAN Series 2018, 0.000%, 10/01/23	No Opt. Call	N/R	3,390,834

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016:
$685	5.000%, 11/01/27	11/25 at 100.00	BBB-	801,964
830	5.000%, 11/01/28	11/25 at 100.00	BBB-	971,067
275,385	Total New York			304,260,790
	North Carolina – 0.1%
1,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Tender Option Bond Trust 2016-XG0019, Formerly Tender Option Bond Trust 4740, 3.331%, 4/01/36, 144A (IF) (4)	10/26 at 100.00	AA	1,152,790
460	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015, 4.375%, 3/01/25, 144A	No Opt. Call	N/R	473,519
3,100	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 12/31/37 (AMT)	6/25 at 100.00	BBB-	3,458,205
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Lutheran Services for the Aging, Series 2021A:
900	4.000%, 3/01/36	3/28 at 103.00	N/R	1,008,216
1,050	4.000%, 3/01/41	3/28 at 103.00	N/R	1,162,466
6,510	Total North Carolina			7,255,196
	North Dakota – 0.1%
490	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/22 (ETM)	No Opt. Call	N/R (6)	512,256
2,005	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/31	6/28 at 100.00	BBB-	2,369,048
2,495	Total North Dakota			2,881,304
	Ohio – 2.1%
11,095	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	1,817,805
4,870	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020A-2 Class 1, 3.000%, 6/01/48	6/30 at 100.00	BBB+	5,177,151
13,340	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	15,594,593
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
1,235	5.000%, 12/01/24	12/22 at 100.00	N/R	1,262,108
2,170	5.750%, 12/01/34	12/22 at 100.00	N/R	2,200,705
5,000	Cleveland, Ohio, Airport Special Revenue Bonds, Continental Airlines Inc Project, Series 1998, 5.375%, 9/15/27 (AMT)	8/21 at 100.00	B	5,019,150
2,285	Columbus-Franklin County Finance Authority, Ohio, Tax Increment Financing Revenue Bonds, Easton Project, Series 2020, 5.000%, 6/01/28, 144A	No Opt. Call	N/R	2,465,812

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$435	County of Greene, Ohio $6,260,000 Greene Town Center Improvement Revenue Bonds, Series 2009, 8.000%, 12/01/34	8/21 at 100.00	N/R	436,579
1,000	Evans Farm New Communty Authority, Ohio, Community Development Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020, 3.375%, 12/01/29	6/29 at 100.00	N/R	1,048,670
4,295	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Ba2	4,440,128
	Franklin County, Ohio, Health Care Facilities Revenue Bonds, Friendship Village of Dublin, Ohio, Inc, Refunding &Improvement Series 2014:
150	5.000%, 11/15/23	No Opt. Call	BBB+	166,066
205	5.000%, 11/15/24	No Opt. Call	BBB+	235,559
200	5.000%, 11/15/25	11/24 at 100.00	BBB+	229,018
500	5.000%, 11/15/26	11/24 at 100.00	BBB+	569,670
	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2007A:
125	5.000%, 12/01/22	8/21 at 100.00	N/R	125,232
525	5.000%, 12/01/32	7/21 at 100.00	N/R	525,352
940	Jeffrey Place New Community Authority, Ohio, Jeffrey Place Redevelopment Bonds, Series 2014A, 5.375%, 12/01/23	6/23 at 100.00	N/R	973,201
1,110	Licking County, Ohio, Health Care Facilities Revenue Bonds, Kendal at Granville Obligated Group, Refunding Series 2015A, 5.100%, 7/01/25 (7)	No Opt. Call	N/R	816,860
2,250	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	Ba2	2,365,380
7,515	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (7)	No Opt. Call	N/R	9,394
7,500	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, 144A (AMT)	7/29 at 100.00	B-	8,553,750
365	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (7)	No Opt. Call	N/R	456
20,775	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory Put 9/15/21)	No Opt. Call	N/R	20,960,105
25,640	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (7)	No Opt. Call	N/R	32,050
2,065	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010A, 3.125%, 7/01/33 (7)	No Opt. Call	N/R	2,581
3,105	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33 (7)	No Opt. Call	N/R	3,881
215	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005B, 3.125%, 1/01/34 (7)	No Opt. Call	N/R	269
1,500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33 (7)	No Opt. Call	N/R	1,875

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$1,730	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (7)	No Opt. Call	N/R	2,163
3,900	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (7)	No Opt. Call	N/R	4,875
1,115	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2009A, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	1,144,637
11,485	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	CCC+	11,769,598
	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Pratt Paper Ohio, LLC Project, Series 2017:
1,500	4.250%, 1/15/38 (AMT), 144A	1/28 at 100.00	N/R	1,739,685
3,000	4.500%, 1/15/48 (AMT), 144A	1/28 at 100.00	N/R	3,525,630
720	Ohio Housing Finance Agency, Multifamily Housing Revenue Bonds, Sanctuary at Springboro Project, Series 20017, 5.125%, 1/01/32, 144A	10/25 at 101.00	N/R	732,226
1,775	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B-	1,804,252
12,190	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (7)	No Opt. Call	N/R	15,238
8,610	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (7)	No Opt. Call	N/R	10,763
2,905	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33 (7)	No Opt. Call	N/R	3,631
5,075	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008C, 3.950%, 11/01/32 (7)	No Opt. Call	N/R	6,344
3,580	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (7)	No Opt. Call	N/R	4,475
5,230	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010C, 4.000%, 6/01/33 (7)	No Opt. Call	N/R	6,538
14,995	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33 (7)	No Opt. Call	N/R	18,744
490	Port of Greater Cincinnati Development Authority, Ohio, Public Improvement TOT Revenue Bonds, Series 2021, 3.750%, 12/01/31, 144A	12/28 at 100.00	N/R	503,945
250	Seneca County, Ohio, Health Care Facilities Revenue Bonds, VOA Care Rehabilitation Centers, Inc, Series 2014A, 5.625%, 7/01/25	7/24 at 100.00	N/R	251,947
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015:
430	5.000%, 12/01/23	No Opt. Call	BB-	466,503
595	5.000%, 12/01/24	No Opt. Call	BB-	663,264
415	5.000%, 12/01/25	12/24 at 100.00	BB-	458,874
2,670	5.500%, 12/01/29	12/24 at 100.00	BB-	2,954,195

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
$2,240	5.750%, 12/01/32	12/22 at 100.00	BB-	2,353,680
1,920	6.000%, 12/01/42	12/22 at 100.00	BB-	2,012,851
	Toledo-Lucas County Port Authority, Ohio, Student Housing Revenue Bonds, CHF-Toledo, LLC - The University of Toledo Project, Series 2014A:
1,485	5.000%, 7/01/24	No Opt. Call	BBB-	1,625,704
2,250	5.000%, 7/01/29	7/24 at 100.00	BBB-	2,475,810
5,980	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 5.375%, 3/01/27	3/25 at 100.00	N/R	6,545,708
216,945	Total Ohio			116,134,680
	Oklahoma – 0.5%
	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017:
500	5.000%, 11/15/26	11/25 at 102.00	BBB-	588,245
600	5.000%, 11/15/28	11/25 at 102.00	BBB-	696,384
400	5.000%, 11/15/29	11/25 at 102.00	BBB-	462,780
1,780	5.000%, 11/15/30	11/25 at 102.00	BBB-	2,046,306
730	5.000%, 11/15/32	11/25 at 102.00	BBB-	835,886
9,875	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2000B, 5.500%, 6/01/35 (AMT)	6/23 at 100.00	N/R	10,670,925
2,915	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001B, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	3,149,949
8,050	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2015, 5.000%, 6/01/35 (Mandatory Put 6/01/25) (AMT)	6/25 at 100.00	B-	9,104,711
24,850	Total Oklahoma			27,555,186
	Oregon – 0.6%
750	Clackamas County Hospital Facility Authority, Oregon, Senior Living Revenue Bonds, Willamette View Project, Series 2017A, 5.000%, 11/15/32	11/25 at 102.00	N/R	843,922
740	Oregon Facilities Authority, Revenue Bonds, Metro East Web Academy Project, Series 2019A, 3.750%, 6/15/29, 144A	6/27 at 102.00	N/R	791,978
430	Oregon Facilities Authority, Revenue Bonds, Redmond Proficiency Academy Project, Series 2016A, 4.500%, 6/15/28	6/25 at 100.00	N/R	461,665
20,860	Oregon Facilities Authority, Revenue Bonds, Willamette University, Refunding Series 2021A, 4.000%, 10/01/51	4/31 at 100.00	BBB	24,382,002
75	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Series 2012B, 3.700%, 7/01/32 (AMT)	7/22 at 100.00	Aaa	75,833
450	Polk County Hospital Facility Authority, Oregon, Revenue Bonds, Dallas Retirement Village Project, Series 2015A, 5.000%, 7/01/25	No Opt. Call	N/R	488,435
405	Port of Saint Helens, Oregon, Pollution Control Revenue Bonds, Boise Cascade Project, Series 1997, 5.650%, 12/01/27	8/21 at 100.00	N/R	405,636

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oregon (continued)
	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Series 2021A:
$1,000	5.000%, 11/15/36	11/28 at 103.00	N/R	1,202,060
1,425	5.000%, 11/15/46	11/28 at 103.00	N/R	1,672,465
2,000	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Temps 50 Series 2021B-3, 1.750%, 11/15/26	5/22 at 100.00	N/R	2,003,080
1,000	Yamhill County Hospital Authority, Oregon, Revenue Bonds, Friendsview Retirement Community, Refunding Temps 70 Series 2021B, 2.125%, 11/15/27	11/22 at 100.00	N/R	1,002,470
29,135	Total Oregon			33,329,546
	Pennsylvania – 5.4%
5,045	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.750%, 12/01/27	12/21 at 100.00	B-	5,148,422
5,955	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center System, Series 2007A-1, 0.938%, 2/01/37 (3-Month LIBOR *67% reference rate + 0.820% spread) (5)	11/21 at 100.00	A	5,962,980
250	Allegheny County Industrial Development Authority, Pennsylvania, , Charter School Revenue Bonds, Propel Charter School-Sunrise, Series 2013, 5.250%, 7/15/23	No Opt. Call	BB+	261,655
3,770	Allegheny County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corp, Refunding Series 2019, 4.875%, 11/01/24	No Opt. Call	B-	4,117,443
7,200	Allegheny County Redevelopment Authority, Pennsylvania, TIF Revenue Bonds, Pittsburg Mills Project, Series 2004, 5.600%, 7/01/23 (7)	8/21 at 100.00	N/R	6,480,000
2,000	Allentown Commercial and Industrial Development Authority, Pennsylvania, Revenue Bonds, Executive Education Academy Charter School, Series 2017, 5.875%, 7/01/32, 144A	7/24 at 100.00	N/R	2,170,220
2,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, Series 2012A, 5.000%, 5/01/32	5/22 at 100.00	Baa3	2,065,060
5,145	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A	5/31 at 100.00	N/R	6,512,438
	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018:
11,440	5.000%, 5/01/28, 144A	No Opt. Call	N/R	13,839,540
1,685	5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	2,012,732
2,750	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/27, 144A	No Opt. Call	Ba3	3,300,660
8,195	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (7)	No Opt. Call	N/R	10,244
6,755	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35 (7)	No Opt. Call	N/R	8,444
8,470	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008A, 2.700%, 4/01/35 (7)	No Opt. Call	N/R	10,587

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$18,995	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (7)	No Opt. Call	N/R	23,744
13,790	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47	4/31 at 100.00	N/R	14,889,201
	Berks County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Tower Health Project, Series 2017:
2,210	5.000%, 11/01/27	No Opt. Call	B+	2,478,692
14,000	4.000%, 11/01/50	11/27 at 100.00	B+	13,720,000
15,275	5.000%, 11/01/50	11/27 at 100.00	B+	16,405,503
10,000	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Reading Hospital & Medical Center Project, Series 2012A, 5.000%, 11/01/44	5/22 at 100.00	B+	10,133,800
	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020A:
750	5.000%, 2/01/29	No Opt. Call	B+	847,200
800	5.000%, 2/01/30	No Opt. Call	B+	907,216
700	5.000%, 2/01/31	No Opt. Call	B+	784,259
800	5.000%, 2/01/32	No Opt. Call	B+	901,216
2,485	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Tower Health Project, Series 2020B-1, 5.000%, 2/01/40 (Mandatory Put 2/01/25)	8/24 at 101.73	B+	2,636,908
3,210	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, US Steel Corporation, Refunding Series 2011, 6.750%, 6/01/26	12/21 at 100.00	B-	3,275,805
6,110	Bucks County Industrial Development Authority, Pennsylvania, Hospital Revenue Bonds, Saint Luke's University Health Network Project, Series 2019, 4.000%, 8/15/50	8/28 at 100.00	A-	6,970,227
	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, Grand View Hospital, Series 2021:
4,495	4.000%, 7/01/46	7/31 at 100.00	BB+	5,042,536
4,000	4.000%, 7/01/51	7/31 at 100.00	BB+	4,461,360
3,130	Bucks County Industrial Development Authority, Pennsylvania, Revenue Bonds, School Lane Charter School Project, Series 2016, 5.000%, 3/15/26	No Opt. Call	BBB-	3,408,852
4,980	Butler County General Authority, Pennsylvania, School Revenue Bonds, Butler Area School District Project, Series 2007, 0.835%, 10/01/34 (3-Month LIBOR *67% reference rate + 0.700% spread) (5)	8/21 at 100.00	A2	4,864,066
	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds, Simpson Senior Services Project, Series 2015A:
905	5.000%, 12/01/21	No Opt. Call	N/R	913,769
295	5.000%, 12/01/30	12/25 at 100.00	N/R	309,862
1,330	Chester County Industrial Development Authority, Pennsylvania, Avon Grove Charter School Revenue Bonds, Series 2017A, 4.000%, 12/15/27	No Opt. Call	BBB-	1,420,679
850	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2012A, 5.000%, 10/15/22	No Opt. Call	BB	875,483
2,790	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Collegium Chater School Project, Series 2017A, 5.000%, 10/15/27	4/27 at 100.00	BB	3,169,886

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$485	Chester County Industrial Development Authority, Pennsylvania, Revenue Bonds, Renaissance Academy Charter School Project, Series 2014, 3.750%, 10/01/24	No Opt. Call	BBB-	502,625
275	Chester County Industrial Development Authority, Pennsylvania, Special Obligation Bonds, Woodlands at Greystone Project, Series 2018, 4.375%, 3/01/28, 144A	No Opt. Call	N/R	309,980
1,000	Clarion County Industrial Development Authority, Pennsylvania, Revenue Bonds, Clarion University Foundation Inc Student Housing Project at Clarion University, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	A1	1,124,510
	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series 2014:
655	5.000%, 5/01/23	No Opt. Call	Baa3	701,649
500	5.000%, 5/01/24	No Opt. Call	Baa3	552,710
2,500	5.000%, 5/01/37	5/24 at 100.00	Baa3	2,705,325
1,250	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2017, 5.000%, 10/15/34, 144A	10/27 at 100.00	BB	1,380,887
510	Delaware County Authority, Pennsylvania, Revenue Bonds, Elwyn, Inc Project, Series 2017, 5.000%, 6/01/27	6/25 at 102.00	BB	559,654
8,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2007C, 0.840%, 6/01/37 (3-Month LIBOR *67% reference rate + 0.750% spread) (5)	8/21 at 100.00	A+	7,730,880
60,000	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2018E, 2.073%, 9/01/48 (Mandatory Put 9/01/25) (UB) (4)	9/24 at 100.00	A+	60,220,200
515	Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Series 2013A, 5.000%, 7/01/22	No Opt. Call	Ba1	535,075
870	East Allegheny School District, Allegheny County, Pennsylvania, General Obligation Bonds, Limited Tax Series 2018A, 4.125%, 10/01/39 – BAM Insured	10/22 at 100.00	A2	904,713
	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc - Student Housing Project at Millersville University, Series 2014:
870	5.000%, 7/01/22	No Opt. Call	BB+	911,308
405	5.000%, 7/01/24	No Opt. Call	BB+	460,837
1,000	5.000%, 7/01/29	7/24 at 100.00	BB+	1,137,870
1,625	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 6.000%, 6/01/39	6/23 at 100.00	Ba3	1,728,155
2,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35	5/25 at 100.00	A	2,242,220
1,000	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Saint Anne's Retirement Community, Inc, Series 2012, 5.000%, 4/01/27	4/22 at 100.00	BB+	1,021,280
	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement Community, Series 2017A:
2,190	4.500%, 12/01/29	6/27 at 100.00	N/R	2,371,507
500	5.000%, 12/01/32	6/27 at 100.00	N/R	551,810
2,930	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33, 144A	7/24 at 100.00	N/R	3,050,569

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Holy Redeemer Health System Inc, Refunding Series 2014A:
$1,165	5.000%, 10/01/24	No Opt. Call	Ba2	1,295,795
1,200	5.000%, 10/01/25	10/24 at 100.00	Ba2	1,332,036
2,030	5.000%, 10/01/26	10/24 at 100.00	Ba2	2,245,566
1,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care Retirement Community Project, Series 2015, 5.000%, 1/01/30	1/25 at 100.00	N/R	1,083,210
1,565	Northampton County Industrial Development Authority, Pennsylvania, Tax Increment Financing Revenue Bonds, Route 33 Project, Series 2013, 7.000%, 7/01/32	7/23 at 100.00	N/R	1,686,741
635	Northeastern Pennsylvania Hospital and Education Authority, University Revenue Bonds, Wilkes University Project, Refunding Series 2016A, 5.000%, 3/01/27	3/26 at 100.00	BBB-	741,712
5,160	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	5,612,687
5,160	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, 144A (AMT)	6/30 at 100.00	N/R	5,612,687
8,585	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (7)	No Opt. Call	N/R	10,731
140	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (7)	No Opt. Call	N/R	175
67	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, CarbonLITE P, LLC Project, Series 2019, 5.250%, 6/01/26, 144A (AMT) (7)	No Opt. Call	N/R	66,647
2,690	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/29	11/25 at 100.00	BBB	3,122,525
	Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A:
200	5.000%, 7/01/31	7/27 at 100.00	BB	228,404
500	5.000%, 7/01/32	7/27 at 100.00	BB	569,810
7,000	Philadelphia Authority for Industrial Development Senior Living Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Taxable Series 2017B, 6.250%, 7/01/31	No Opt. Call	BB	7,480,970
460	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue Bonds, Mast Community Charter School II Project, Series 2020A, 5.000%, 8/01/30	No Opt. Call	BBB-	543,550
980	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc - Esperanza Academy Charter School, Series 2013, 6.375%, 1/01/23 (ETM)	No Opt. Call	N/R (6)	1,039,800
875	Quakertown General Authority Health Facilities Revenue USDA Loan Anticipation Notes and Revenue Bonds for LifeQuest Obligated Group, Pennsylvania, Series 2017C, 5.300%, 7/01/42	7/22 at 100.00	N/R	879,034

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$3,020	Saint Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2007F, 0.934%, 11/15/34 (3-Month LIBOR *67% reference rate + 0.830% spread) (5)	8/21 at 100.00	AA-	3,041,714
	Scranton, Lackawanna County, Pennsylvania, General Obligation Bonds, Refunding Series 2017:
1,745	5.000%, 9/01/24, 144A	No Opt. Call	BB+	1,909,868
405	5.000%, 9/01/25, 144A	No Opt. Call	BB+	452,875
420	5.000%, 9/01/26, 144A	No Opt. Call	BB+	478,443
440	5.000%, 9/01/27, 144A	No Opt. Call	BB+	509,137
1,585	5.000%, 9/01/28, 144A	9/27 at 100.00	BB+	1,822,496
3,650	5.000%, 9/01/29, 144A	9/27 at 100.00	BB+	4,171,183
	Scranton, Lackawanna County, Pennsylvania, General Obligation Notes, Series 2016:
2,020	5.000%, 11/15/26	5/24 at 100.00	BB+	2,178,570
9,265	5.000%, 11/15/32	5/24 at 100.00	BB+	9,866,391
5,000	Scranton-Lackawanna Health and Welfare Authority, Pennsylvania, University Revenue Bonds, Marywood University, Series 2016, 5.000%, 6/01/36	6/26 at 100.00	BB+	5,470,300
375	Washington County Redevelopment Authority, Pennsylvania, Tanger Outlet Victory Center Tax Increment Bonds, Series 2018, 4.000%, 7/01/23	No Opt. Call	BB	382,414
338,977	Total Pennsylvania			304,879,924
	Puerto Rico – 13.4%
48,500	Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.010%, 5/15/50	8/21 at 15.86	N/R	7,660,575
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding Senior Lien Series 2020A:
54,175	5.000%, 7/01/30, 144A	No Opt. Call	N/R	67,936,533
17,000	5.000%, 7/01/35, 144A	7/30 at 100.00	N/R	20,844,550
15,000	5.000%, 7/01/47, 144A	7/30 at 100.00	N/R	17,985,150
605	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	666,613
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
8,155	5.000%, 7/01/21	No Opt. Call	CCC	8,155,000
4,370	5.000%, 7/01/23	8/21 at 100.00	CCC	4,384,159
7,875	5.500%, 7/01/28	7/22 at 100.00	CCC	8,357,974
3,000	5.250%, 7/01/29	7/22 at 100.00	CCC	3,175,080
3,440	5.000%, 7/01/33	7/22 at 100.00	CCC	3,630,542
4,570	5.125%, 7/01/37	7/22 at 100.00	CCC	4,829,896
3,000	5.750%, 7/01/37	7/22 at 100.00	CCC	3,192,900
1,380	5.250%, 7/01/42	7/22 at 100.00	CCC	1,460,537
7,865	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (7)	8/21 at 100.00	D	7,501,244

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$635	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 3.926%, 7/01/30 (7)	8/21 at 100.00	D	615,156
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2010DDD:
1,000	3.957%, 7/01/21 (7)	6/21 at 100.00	D	972,500
1,000	3.957%, 7/01/21 (7)	No Opt. Call	N/R	968,750
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
3,000	3.957%, 7/01/29 (7)	7/22 at 100.00	D	2,917,500
78	3.957%, 7/01/42 (7)	7/22 at 100.00	D	72,638
14,155	3.957%, 7/01/42 (7)	7/22 at 100.00	D	13,765,737
45	3.961%, 7/01/42 (7)	7/22 at 100.00	D	43,763
470	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 3.999%, 7/01/21 (7)	No Opt. Call	N/R	457,663
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT:
200	3.957%, 7/01/21 (7)	No Opt. Call	N/R	192,000
1,140	3.957%, 7/01/21 (7)	6/21 at 100.00	D	1,108,650
6,205	3.957%, 7/01/22 (7)	8/21 at 100.00	D	6,034,362
450	3.957%, 7/01/23 (7)	8/21 at 100.00	D	437,625
35	3.957%, 7/01/25 (7)	8/21 at 100.00	D	34,038
115	3.957%, 7/01/27 (7)	8/21 at 100.00	D	111,838
12	3.957%, 7/01/32 (7)	8/21 at 100.00	D	11,175
1,230	3.957%, 7/01/32 (7)	8/21 at 100.00	D	1,196,175
2,310	3.957%, 7/01/37 (7)	8/21 at 100.00	D	2,246,475
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV:
1,100	3.999%, 7/01/21 (7)	No Opt. Call	N/R	1,071,125
2,255	3.957%, 7/01/24 (7)	8/21 at 100.00	D	2,192,987
1,570	5.250%, 7/01/29 – NPFG Insured	No Opt. Call	D	1,694,030
10,400	5.250%, 7/01/33 – NPFG Insured (7)	No Opt. Call	D	11,226,072
4,480	5.250%, 7/01/35 – NPFG Insured	No Opt. Call	D	4,836,384
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
975	3.978%, 7/01/23 (7)	8/21 at 100.00	D	950,625
2,000	3.978%, 7/01/24 (7)	8/21 at 100.00	D	1,950,000
2,140	3.998%, 7/01/27 (7)	8/21 at 100.00	D	2,086,500
9,664	3.978%, 7/01/28 (7)	8/21 at 100.00	D	9,422,400
7,020	3.978%, 7/01/29 (7)	8/21 at 100.00	D	6,844,500
5,184	3.978%, 7/01/31 (7)	8/21 at 100.00	D	5,054,400

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC:
$50	3.957%, 7/01/22 (7)	8/21 at 100.00	D	48,625
2,100	3.957%, 7/01/24 (7)	8/21 at 100.00	D	2,042,250
400	3.926%, 7/01/25 (7)	8/21 at 100.00	D	387,500
50	3.957%, 7/01/25 (7)	8/21 at 100.00	D	48,625
1,995	3.978%, 7/01/27 (7)	8/21 at 100.00	D	1,945,125
490	3.957%, 7/01/28 (7)	8/21 at 100.00	D	476,525
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX:
695	3.926%, 7/01/25 (7)	8/21 at 100.00	D	673,281
110	3.978%, 7/01/27 (7)	8/21 at 100.00	D	107,250
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ:
1,145	3.978%, 7/01/21 (7)	6/21 at 100.00	D	1,116,375
7,620	3.978%, 7/01/22 (7)	8/21 at 100.00	D	7,429,500
10,655	3.978%, 7/01/22 (7)	8/21 at 100.00	D	9,962,425
4,320	3.978%, 7/01/23 (7)	8/21 at 100.00	D	4,212,000
350	3.957%, 7/01/24 (7)	8/21 at 100.00	D	340,375
1,260	3.978%, 7/01/24 (7)	8/21 at 100.00	D	1,228,500
1,000	3.978%, 7/01/25 (7)	8/21 at 100.00	D	975,000
1,090	3.957%, 7/01/28 (7)	8/21 at 100.00	D	1,060,025
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A:
730	4.123%, 7/01/33 (7)	7/23 at 100.00	D	729,088
3,415	4.102%, 7/01/36 (7)	7/23 at 100.00	D	3,402,194
745	4.123%, 7/01/43 (7)	7/23 at 100.00	D	744,069
500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2016D-4-RSA-1, 4.164%, 7/01/21 (7)	No Opt. Call	N/R	506,875
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
280	3.999%, 7/01/21 (7)	6/21 at 100.00	D	273,700
2,850	3.988%, 7/01/22 (7)	8/21 at 100.00	D	2,782,312
5,597	3.988%, 7/01/23 (7)	8/21 at 100.00	D	5,464,071
20	3.978%, 7/01/25 (7)	8/21 at 100.00	D	19,500
130	3.957%, 7/01/28 (7)	8/21 at 100.00	D	126,425
1,060	5.250%, 7/01/33 (7)	8/21 at 100.00	D	1,033,500
3,990	3.999%, 7/01/38 (7)	8/21 at 100.00	D	3,900,225
7,530	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 4.044%, 7/01/32 (7)	8/21 at 100.00	D	7,181,737
4,950	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 3.990%, 7/01/28 (7)	8/21 at 100.00	D	4,696,312

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L:
$10,140	5.250%, 7/01/35 – NPFG Insured	No Opt. Call	Baa2	11,047,733
2,970	5.250%, 7/01/38 – AMBAC Insured	No Opt. Call	C	3,221,292
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
3,235	5.500%, 7/01/29 – AMBAC Insured (7)	No Opt. Call	C	3,557,497
27,260	5.250%, 7/01/32 – NPFG Insured	No Opt. Call	Baa2	29,745,567
17,710	5.250%, 7/01/33 – NPFG Insured	No Opt. Call	Baa2	19,326,923
2,050	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Refunding Series 2005C, 5.500%, 7/01/28 – AMBAC Insured (7)	No Opt. Call	C	2,250,859
785	Puerto Rico Municipal Finance Agency, Series 2002A, 5.000%, 8/01/27 – AGM Insured	8/21 at 100.00	A2	808,550
35,255	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2012U, 1.630%, 7/01/42	7/22 at 100.00	D	33,271,906
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
585	0.000%, 7/01/27	No Opt. Call	N/R	536,281
570	0.000%, 7/01/29	7/28 at 98.64	N/R	497,849
190	0.000%, 7/01/31	7/28 at 91.88	N/R	153,408
827	0.000%, 7/01/33	7/28 at 86.06	N/R	622,045
393,129	0.000%, 7/01/46	7/28 at 41.38	N/R	129,775,814
97,946	0.000%, 7/01/51	7/28 at 30.01	N/R	23,453,170
20,840	5.000%, 7/01/58	7/28 at 100.00	N/R	24,072,492
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2:
8,400	4.329%, 7/01/40	7/28 at 100.00	N/R	9,435,720
1,380	4.329%, 7/01/40	7/28 at 100.00	N/R	1,550,154
193,270	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2014A, 1.990%, 7/01/35 (7)	8/21 at 100.00	D	160,414,100
	University of Puerto Rico, University System Revenue Bonds, Refunding Series 2006P:
505	5.000%, 6/01/22	8/21 at 100.00	C	502,475
25	5.000%, 6/01/23	8/21 at 100.00	C	24,750
250	5.000%, 6/01/24	8/21 at 100.00	C	246,250
275	5.000%, 6/01/30	8/21 at 100.00	C	266,750
375	University of Puerto Rico, University System Revenue Bonds, Series 2006Q, 5.000%, 6/01/22	8/21 at 100.00	C	373,125
1,140,902	Total Puerto Rico			756,363,920
	Rhode Island – 0.0%
1,115	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England Health System, Series 2013A, 5.000%, 9/01/23 (ETM)	No Opt. Call	N/R (6)	1,231,005

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina – 0.2%
$400	Berkeley County, South Carolina, Special Assessment Revenue Bonds, Nexton Improvement District, Series 2019, 4.000%, 11/01/30	11/29 at 100.00	N/R	460,072
220	Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut Creek Improvement District, Series 2016A-1, 3.125%, 12/01/22	No Opt. Call	N/R	224,450
750	Richland County, South Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project, Refunding Series 2014A, 3.875%, 4/01/23 (AMT)	No Opt. Call	BBB	795,600
935	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020, 5.000%, 1/01/40, 144A	1/30 at 100.00	N/R	960,058
300	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Palmetto Scholars Academy Project, Series 2015A, 4.500%, 8/15/25, 144A	2/25 at 100.00	BB+	321,030
375	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A, 5.750%, 11/01/23	No Opt. Call	N/R	391,429
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Columbia College, Refunding Series 2020A, 5.500%, 10/01/35	10/27 at 103.00	N/R	1,086,320
1,560	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, High Point Academy Project, Series 2018A, 5.000%, 6/15/29, 144A	12/26 at 100.00	Ba1	1,788,899
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue Bonds, Lutheran Homes of South Carolina Inc, Series 2013:
1,170	5.000%, 5/01/22	No Opt. Call	N/R	1,196,091
1,000	5.000%, 5/01/23	No Opt. Call	N/R	1,047,170
400	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2013A, 5.250%, 8/01/24 (Pre-refunded 8/01/23)	8/23 at 100.00	N/R (6)	441,652
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2016A:
540	5.000%, 12/01/27	6/26 at 100.00	A-	648,659
125	5.000%, 12/01/28	6/26 at 100.00	A-	149,972
830	5.000%, 12/01/29	6/26 at 100.00	A-	995,278
9,605	Total South Carolina			10,506,680
	Tennessee – 0.7%
500	Blount County Health and Educational Facilites Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc, Series 2016A, 5.000%, 1/01/31	1/25 at 102.00	N/R	471,100
	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Capital Appreciation Series 2016B:
2,350	0.000%, 12/01/21, 144A	No Opt. Call	N/R	2,311,624
2,535	0.000%, 12/01/22, 144A	No Opt. Call	N/R	2,394,637
3,670	0.000%, 12/01/23, 144A	No Opt. Call	N/R	3,320,212
1,905	0.000%, 12/01/24, 144A	No Opt. Call	N/R	1,645,253
3,135	0.000%, 12/01/25, 144A	No Opt. Call	N/R	2,581,453
3,245	0.000%, 12/01/26, 144A	No Opt. Call	N/R	2,547,520
3,310	0.000%, 12/01/31, 144A	No Opt. Call	N/R	1,955,118
1,850	Bristol Industrial Development Board, Tennessee, State Sales Tax Revenue Bonds, Pinnacle Project, Series 2016A, 5.000%, 12/01/35, 144A	12/26 at 100.00	N/R	1,846,152

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$1,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 5.000%, 6/01/27	6/26 at 100.00	N/R	1,557,420
1,190	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017, 5.000%, 4/01/36	4/27 at 100.00	BBB	1,389,087
	Knox County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Bonds, Provision Center for Proton Therapy Project, Series 2014:
17,710	5.250%, 5/01/25, 144A (7)	11/24 at 100.00	N/R	7,349,650
5,685	6.000%, 5/01/34, 144A (7)	11/24 at 100.00	N/R	2,359,275
850	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27	No Opt. Call	N/R	854,752
1,860	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 4.625%, 6/15/27, 144A (7)	No Opt. Call	N/R	1,116,000
	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A:
4,000	6.500%, 6/01/27, 144A (7)	No Opt. Call	N/R	1,200,000
12,635	7.125%, 6/01/32, 144A (7)	6/27 at 100.00	N/R	3,790,500
850	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/21	No Opt. Call	BBB+	856,953
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
40	5.000%, 2/01/24	No Opt. Call	Baa2	44,525
190	5.000%, 2/01/25	No Opt. Call	Baa2	218,791
69,010	Total Tennessee			39,810,022
	Texas – 3.9%
935	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Area 1 Project, Series 2019, 5.750%, 9/01/29, 144A	No Opt. Call	N/R	1,040,505
535	Anna, Texas, Special Assessment Revenue Bonds, Hurricane Creek Public Improvement District Major Improvement Area Project, Series 2019, 6.000%, 9/01/29, 144A	No Opt. Call	N/R	606,235
420	Argyle, Texas, Special Assessment Revenue Bonds, Highlands of Argyle Public Improvement District 1 Project, Series 2017, 4.250%, 9/01/27	No Opt. Call	N/R	453,638
1,000	Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook of Argyle Public Improvement District Project, Series 2018, 4.625%, 9/01/28, 144A	No Opt. Call	N/R	1,132,140
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Leadership Prep School, Series 2016A:
530	4.000%, 6/15/26	8/21 at 100.00	BB	531,346
210	5.000%, 6/15/36	8/21 at 100.00	BB	210,599
730	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, UME Preparatory Academy, Taxable Series 2017A, 4.550%, 8/15/28	8/27 at 100.00	N/R	803,467
700	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside Schools, Series 2016A, 3.800%, 8/15/26	8/21 at 100.00	BB	702,996

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public Improvement District Phases 2 Project, Series 2018:
$475	5.000%, 9/01/23, 144A	No Opt. Call	N/R	493,938
530	5.500%, 9/01/28, 144A	9/23 at 103.00	N/R	582,830
1,030	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Winn Ridge South Public Improvement District Project, Series 2017, 5.500%, 9/01/27, 144A	No Opt. Call	N/R	1,146,009
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
400	5.000%, 1/01/22	No Opt. Call	BB+	407,132
165	5.000%, 1/01/30	1/27 at 100.00	BB+	188,503
1,800	5.000%, 1/01/31	1/27 at 100.00	BB+	2,046,186
1,700	5.000%, 1/01/32	1/27 at 100.00	BB+	1,926,219
985	5.000%, 1/01/33	1/27 at 100.00	BB+	1,112,902
580	5.000%, 1/01/34	1/27 at 100.00	BB+	653,422
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding Second Tier Series 2017B:
1,445	5.000%, 1/01/24	No Opt. Call	B	1,538,491
540	5.000%, 1/01/25	No Opt. Call	B	585,754
1,680	5.000%, 1/01/27	No Opt. Call	B	1,860,130
990	5.000%, 1/01/28	1/27 at 100.00	B	1,089,445
1,445	5.000%, 1/01/29	1/27 at 100.00	B	1,577,391
880	5.000%, 1/01/30	1/27 at 100.00	B	953,172
1,985	5.000%, 1/01/32	1/27 at 100.00	B	2,137,706
1,525	5.000%, 1/01/34	1/27 at 100.00	B	1,636,950
460	Austin, Travis, Williamson and Hays Counties, Texas, Special Assessment Revenue Bonds, Whisper Valley Public Improvement District Improvement Area 1, Series 2019, 4.000%, 11/01/29, 144A	No Opt. Call	N/R	504,514
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phase 1 Project, Series 2018:
545	4.125%, 9/01/23, 144A	No Opt. Call	N/R	561,366
1,090	4.625%, 9/01/28, 144A	No Opt. Call	N/R	1,241,150
	Celina, Texas, Special Assessment Revenue Bonds, Cambridge Crossing Public Improvement District Phases 2-7 Major Improvement Project, Series 2018:
690	4.375%, 9/01/23, 144A	No Opt. Call	N/R	712,756
1,395	5.000%, 9/01/28, 144A	No Opt. Call	N/R	1,612,606
245	Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-3 Project, Series 2019, 4.125%, 9/01/39, 144A	9/29 at 100.00	N/R	267,052
2,040	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 6.375%, 9/01/28	9/22 at 103.00	N/R	2,151,772
650	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 & 3 Major improvement Project, Series 2014, 6.750%, 9/01/24	9/22 at 103.00	N/R	668,896

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$270	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 2 Project, Series 2018, 5.125%, 9/01/28, 144A	No Opt. Call	N/R	301,847
	Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek Public Improvement District Phase 1 Project, Series 2021:
200	3.250%, 9/01/26, 144A	No Opt. Call	N/R	202,008
200	3.750%, 9/01/31, 144A	No Opt. Call	N/R	203,538
	Celina, Texas, Special Assessment Revenue Bonds, Edgewood Creek Public Improvement District Phase 2-3 Major Improvement Project, Series 2021:
250	4.750%, 9/01/31, 144A	No Opt. Call	N/R	253,175
50	5.250%, 9/01/41, 144A	9/31 at 100.00	N/R	50,903
305	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1 Project, Series 2016, 4.200%, 9/01/27	9/26 at 100.00	N/R	340,844
205	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Phase 1B, Series 2018, 4.750%, 9/01/28, 144A	No Opt. Call	N/R	231,748
	Celina, Texas, Special Assessment Revenue Bonds, Glen Crossing Public Improvement District Project, Series 2018:
176	4.625%, 9/01/23	No Opt. Call	N/R	181,989
375	5.000%, 9/01/28	No Opt. Call	N/R	430,421
825	Celina, Texas, Special Assessment Revenue Bonds, Lakes at Mustang Ranch Public Improvement District Phase 2-9 Major improvement Project, Series 2015, 5.500%, 9/01/24	9/22 at 103.00	N/R	852,291
1,225	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 1 Project, Series 2017, 5.750%, 9/01/32	9/27 at 100.00	N/R	1,318,823
520	Celina, Texas, Special Assessment Revenue Bonds, Ownsby Farms Public Improvement District Phase 2 Major Improvement Project, Series 2017, 6.125%, 9/01/32	9/27 at 100.00	N/R	562,390
	Celina, Texas, Special Assessment Revenue Bonds, Wells North Public Improvement District Neighborhood Improvement Area 1 Project, Series 2016:
285	4.375%, 9/01/26, 144A	9/22 at 103.00	N/R	301,536
100	5.000%, 9/01/36, 144A	9/22 at 103.00	N/R	105,582
780	City of Shenandoah, Montgomery County, Texas, Special Assessment Revenue Bonds, Metropark Public Improvement District, Series 2018, 5.000%, 9/01/28	No Opt. Call	N/R	880,051
700	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2016B, 5.000%, 8/15/26	No Opt. Call	A-	840,021
700	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement Area 1 Project, Series 2016, 5.750%, 9/01/28	9/23 at 103.00	N/R	771,442

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Comal County Meyer Ranch Municipal Utility District, Texas, General Obligation Bonds, Road Series 2021:
$100	2.250%, 8/15/29 (WI/DD, Settling 7/13/21)	8/26 at 100.00	N/R	99,399
105	2.250%, 8/15/30 (WI/DD, Settling 7/13/21)	8/26 at 100.00	N/R	103,444
105	2.375%, 8/15/31	8/26 at 100.00	N/R	103,485
225	2.500%, 8/15/33 (WI/DD, Settling 7/13/21)	8/26 at 100.00	N/R	223,016
240	2.500%, 8/15/35 (WI/DD, Settling 7/13/21)	8/26 at 100.00	N/R	236,304
255	2.500%, 8/15/37 (WI/DD, Settling 7/13/21)	8/26 at 100.00	N/R	247,493
565	2.750%, 8/15/41 (WI/DD, Settling 7/13/21)	8/26 at 100.00	N/R	553,717
260	Comal County, Texas, Special Assessment Revenue Bonds, Crossings Public Improvement District, Series 2017, 4.000%, 9/01/27	No Opt. Call	N/R	275,439
	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, Crandall Carwright Ranch Public Improvement District Improvement Area 1 Project, Series 2021:
321	3.375%, 9/15/26, 144A	No Opt. Call	N/R	321,616
205	4.000%, 9/15/31, 144A	No Opt. Call	N/R	205,707
	Crandall, Kaufman County, Texas, Special Assessment Revenue Bonds, Crandall Carwright Ranch Public Improvement District Improvement Area Project, Series 2021:
200	4.125%, 9/15/26, 144A	No Opt. Call	N/R	200,374
260	4.750%, 9/15/31, 144A	No Opt. Call	N/R	260,866
351	Dallas County Schools, Texas, Public Property Finance Contructual Obligations, Series 2014, 5.332%, 6/01/22 (7)	No Opt. Call	B3	351,590
490	Danbury Higher Education Authority, Texas, Charter School Revenue Bonds, John H Wood Jr Public Charter District, Inspire Academies, Series 2013A, 5.250%, 8/15/23 (ETM)	No Opt. Call	BBB- (6)	517,269
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A:
255	5.000%, 9/01/21	No Opt. Call	BBB-	256,780
230	5.000%, 9/01/22	No Opt. Call	BBB-	241,369
325	5.000%, 9/01/23	No Opt. Call	BBB-	354,474
305	5.000%, 9/01/24	No Opt. Call	BBB-	344,247
1,785	5.250%, 9/01/29	9/24 at 100.00	BBB-	2,017,889
	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series 2019:
270	3.125%, 8/15/24, 144A	No Opt. Call	N/R	276,361
510	3.500%, 8/15/29, 144A	8/27 at 100.00	N/R	552,968
110	4.000%, 8/15/39, 144A	8/27 at 100.00	N/R	118,949
	Flower Mound, Texas, Special Assessment Revenue Bonds, River Walk Public Improvement District 1, Refunding Series 2021:
925	2.625%, 9/01/26, 144A	No Opt. Call	N/R	928,820
750	3.250%, 9/01/31, 144A	No Opt. Call	N/R	755,918
6,080	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (AMT)	10/22 at 100.00	B3	6,225,008

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$785	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)	8/21 at 100.00	B3	786,240
	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017:
280	4.000%, 9/01/23	No Opt. Call	BBB-	299,897
295	4.000%, 9/01/24	No Opt. Call	BBB-	323,482
310	4.000%, 9/01/25	No Opt. Call	BBB-	346,155
335	4.000%, 9/01/27	No Opt. Call	BBB-	385,732
560	Hackberry, Texas, Special Assessment Revenue Bonds, Hackberry Public Improvement District 3 Phase 13-16 Project, Refunding & Improvement Series 2017, 4.500%, 9/01/27	No Opt. Call	N/R	623,196
925	Hackberry, Texas, Special Assessment Revenue Bonds, Rivendale by the Lake Public Improvement District 2 Phases 4-6, Series 2017, 4.125%, 9/01/27	No Opt. Call	N/R	998,658
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men's Christian Association of the Greater Houston Area, Series 2013A:
915	5.000%, 6/01/23	No Opt. Call	Baa2	960,796
1,400	5.000%, 6/01/28	6/23 at 100.00	Baa2	1,464,708
	Harris County Municipal Utility District 213A, Texas, General Obligation Bonds, Series 2021:
100	2.000%, 4/01/27 (WI/DD, Settling 7/29/21)	No Opt. Call	N/R	100,616
100	2.000%, 4/01/28 (WI/DD, Settling 7/29/21)	No Opt. Call	N/R	99,789
100	2.250%, 4/01/29 (WI/DD, Settling 7/29/21)	No Opt. Call	N/R	100,142
100	2.250%, 4/01/30 (WI/DD, Settling 7/29/21)	4/29 at 100.00	N/R	99,299
100	2.375%, 4/01/31 (WI/DD, Settling 7/29/21)	4/29 at 100.00	N/R	99,446
250	2.500%, 4/01/33 (WI/DD, Settling 7/29/21)	4/29 at 100.00	N/R	250,163
250	2.500%, 4/01/35 (WI/DD, Settling 7/29/21)	4/29 at 100.00	N/R	248,195
300	2.500%, 4/01/37 (WI/DD, Settling 7/29/21)	4/29 at 100.00	N/R	294,336
300	2.750%, 4/01/39 (WI/DD, Settling 7/29/21)	4/29 at 100.00	N/R	298,011
325	3.000%, 4/01/41 (WI/DD, Settling 7/29/21)	4/29 at 100.00	N/R	328,549
16,600	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2007A, 0.774%, 8/15/35 – AMBAC Insured (3-Month LIBOR *67% reference rate + 0.670% spread) (5)	8/21 at 100.00	AA-	16,504,882
2,565	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3, 0.000%, 11/15/35 – NPFG Insured	11/24 at 52.47	BB	1,225,377
	Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public Improvement District 5 Improvement Area 1 Project, Series 2019:
230	3.250%, 9/01/24, 144A	No Opt. Call	N/R	237,176
435	3.625%, 9/01/29, 144A	No Opt. Call	N/R	474,154
150	4.125%, 9/01/39, 144A	9/29 at 100.00	N/R	165,330
2,000	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public Improvement District Major Public Improvement Project, Series 2015, 6.250%, 9/15/27	9/25 at 100.00	N/R	2,098,160

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$4,300	Hemphill County Hospital District, Texas, General Obligation Bonds, Series 2019, 5.250%, 2/01/32	2/29 at 100.00	N/R	4,836,941
1,250	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc - Terminal Improvement Project, Refunding Series 2011, 6.500%, 7/15/30 (AMT)	7/21 at 100.00	B	1,258,262
10,240	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (AMT)	7/25 at 100.00	B	11,396,710
3,600	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvements Project, Refunding Series 2020C, 5.000%, 7/15/27 (AMT)	No Opt. Call	B-	4,305,204
	Hutto, Texas, Special Assessment Revenue Bonds, Emory Crossing, Public Improvement Area 1 Project Series 2021:
235	2.625%, 9/01/26, 144A	No Opt. Call	N/R	236,751
210	3.250%, 9/01/31, 144A	9/29 at 100.00	N/R	213,312
550	3.625%, 9/01/41, 144A	9/29 at 100.00	N/R	558,344
1,000	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/25	No Opt. Call	A-	1,172,090
925	Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks Public Improvement District Improvement Area 1 Project, Series 2019, 4.125%, 9/01/29, 144A	No Opt. Call	N/R	1,029,590
425	Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District 1 Improvement Area 1 Project, Series 2019, 4.250%, 9/01/29, 144A	No Opt. Call	N/R	461,920
	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Area 1 Project, Series 2019:
255	3.500%, 9/15/24, 144A	No Opt. Call	N/R	263,456
375	3.750%, 9/15/29, 144A	No Opt. Call	N/R	413,914
305	Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe Public Improvement District Major Improvement Area Project, Series 2019, 4.375%, 9/15/29, 144A	No Opt. Call	N/R	334,042
1,250	Leander, Texas, Special Assessment Revenue Bonds, Deerbrooke Public Improvement District Southern Improvement Area Project, Series 2017, 4.125%, 9/01/28, 144A	9/26 at 100.00	N/R	1,298,325
825	Legato Community Authority, Commerce City, Colorado, Limited Tax Supported Revenue Bonds, District 1, 2, 3 & 7, Series 2021A-1, 5.000%, 12/01/41	6/26 at 103.00	N/R	902,649
520	Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone Pointe Public Improvement District 2 Phase 1-1A Project, Series 2017, 5.250%, 9/01/27, 144A	No Opt. Call	N/R	575,931
425	Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside Estates Public Improvement District 2 Project, Series 2017, 4.500%, 9/01/27, 144A	No Opt. Call	N/R	457,980
370	Manor, Texas, Special Assessment Revenue Bonds, Lagos Public Improvement District Major Improvement Area Project, Series 2020, 4.125%, 9/15/30, 144A	No Opt. Call	N/R	412,469
	Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public Improvement District Improvement Area 1-2 Project, Series 2021:
210	2.500%, 9/15/26, 144A	No Opt. Call	N/R	210,817
300	3.125%, 9/15/31, 144A	No Opt. Call	N/R	302,385
740	3.500%, 9/15/41, 144A	9/31 at 100.00	N/R	746,941

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Manor, Texas, Special Assessment Revenue Bonds, Manor Heights Public Improvement District Major Improvement Area Project, Series 2021:
$215	3.125%, 9/15/26, 144A	No Opt. Call	N/R	215,826
315	3.750%, 9/15/31, 144A	No Opt. Call	N/R	317,441
345	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Major Improvement Area Project, Series 2019, 5.000%, 9/01/29, 144A	No Opt. Call	N/R	374,466
355	Marble Falls, Burnet County, Texas, Special Assessment Revenue Bonds, Gregg Ranch Public Improvement District Neighborhood Improvement Area 1 Project, Series 2019, 4.500%, 9/01/29, 144A	No Opt. Call	N/R	383,130
50	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Bonds, AEP Texas Central Company Project, Remarketing, Series 2008-1, 4.000%, 6/01/30	6/23 at 100.00	Baa2	52,349
	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 2 Project, Series 2019:
270	3.500%, 9/15/24, 144A	No Opt. Call	N/R	278,816
420	3.750%, 9/15/29, 144A	No Opt. Call	N/R	464,411
	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 3 Project, Series 2021:
205	2.625%, 9/15/26, 144A	No Opt. Call	N/R	205,697
240	3.125%, 9/15/31, 144A	No Opt. Call	N/R	241,908
135	Mesquite Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds, Christian Care Centers Inc, Series 2014, 5.000%, 2/15/24 (7)	No Opt. Call	N/R	105,300
	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 1 Project, Series 2018:
290	4.375%, 9/01/23, 144A	No Opt. Call	N/R	299,495
290	4.750%, 9/01/28, 144A	No Opt. Call	N/R	331,044
325	Mesquite, Texas, Special Assessment Bonds, Heartland Town Center Public Improvement District Phase 2 Major Improvement Project, Series 2018, 5.125%, 9/01/28, 144A	No Opt. Call	N/R	364,566
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
290	5.000%, 9/15/24, 144A	No Opt. Call	N/R	303,294
600	5.250%, 9/15/29, 144A	No Opt. Call	N/R	669,270
	Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms Public Improvement District Improvement Areas 1-2 Project, Series 2021:
565	2.875%, 9/15/26, 144A	No Opt. Call	N/R	570,791
410	3.500%, 9/15/31, 144A	No Opt. Call	N/R	418,565
1,105	3.875%, 9/15/41, 144A	9/31 at 100.00	N/R	1,126,912
235	Midlothian, Texas, Special Assessment Revenue Bonds, Redden Farms Public Improvement District Major Improvement Area Project, Series 2021, 4.125%, 9/15/31, 144A	No Opt. Call	N/R	238,382
1,830	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	1,936,360

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$5,791	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 6.500%, 1/01/26, 144A (AMT) (7), (8)	No Opt. Call	N/R	148,635
635	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2018A, 5.125%, 8/15/29, 144A	8/24 at 100.00	N/R	690,480
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Beta Academy, Series 2019A:
505	3.375%, 8/15/29, 144A	8/24 at 100.00	N/R	518,014
80	5.000%, 8/15/39, 144A	8/24 at 100.00	N/R	84,826
1,260	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Compass Academy Charter School Inc, Series 2016A, 4.000%, 8/01/28, 144A	8/21 at 100.00	BB+	1,263,856
	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Jubilee Academic Center, Series 2017A:
260	3.625%, 8/15/22, 144A	8/21 at 100.00	BB	260,824
610	4.250%, 8/15/27, 144A	8/21 at 100.00	BB	612,031
1,575	New Hope Cultural Education Facilities Finance Corporation, Texas, Education Revenue Bonds, Southwest Preparatory School, Series 2020A, 3.000%, 8/15/30, 144A	8/25 at 103.00	BB+	1,704,134
1,135	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Wesleyan Homes, Inc Project, Series 2014, 5.000%, 1/01/24	No Opt. Call	N/R	1,172,035
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus Christi Project, Series 2014A:
655	5.000%, 4/01/23 (ETM)	No Opt. Call	N/R (6)	709,083
690	5.000%, 4/01/24 (ETM)	No Opt. Call	N/R (6)	776,830
300	5.000%, 4/01/25 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (6)	337,752
3,280	5.000%, 4/01/29 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (6)	3,692,755
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi II, LLC-Texas A&M University-Corpus Christi Project, Series 2016A:
355	5.000%, 4/01/36 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (6)	426,699
2,275	5.000%, 4/01/48 (Pre-refunded 4/01/26)	4/26 at 100.00	N/R (6)	2,734,482
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - College Station I LLC - Texas A&M University Project, Series 2014A:
450	4.000%, 4/01/24 – AGM Insured	No Opt. Call	A2	493,263
2,250	5.000%, 4/01/29	4/24 at 100.00	BB+	2,426,962
725	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville II, LLC - Tarleton State University Project, Series 2014A, 5.000%, 4/01/29 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (6)	810,934
430	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - Stephenville III, LLC - Tarleton State University Project, Series 2015A, 5.000%, 4/01/24 (ETM)	No Opt. Call	N/R (6)	485,375

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A:
$305	5.000%, 4/01/24 (ETM)	No Opt. Call	N/R (6)	342,042
2,345	5.000%, 4/01/29 (Pre-refunded 4/01/24)	4/24 at 100.00	N/R (6)	2,629,800
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
1,250	3.000%, 7/01/22	No Opt. Call	CCC	1,081,250
480	5.000%, 7/01/24	No Opt. Call	CCC	415,200
13,500	5.000%, 7/01/30	7/25 at 100.00	CCC	11,677,500
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015B:
2,140	4.375%, 7/01/21	No Opt. Call	CCC	2,140,000
1,350	4.625%, 7/01/22	No Opt. Call	CCC	1,298,227
1,000	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc, Series 2017A, 5.000%, 6/15/32 (Pre-refunded 6/15/22)	6/22 at 100.00	N/R (6)	1,044,970
	Newark Higher Education Finance Corporation, Texas, Education Revenue Bonds, Austin Achieve Public Schools, Inc, Series 2018:
225	4.250%, 6/15/28	6/22 at 100.00	N/R	231,089
500	5.000%, 6/15/33	6/22 at 100.00	N/R	516,150
	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone A Project, Series 2019:
200	4.875%, 9/01/25, 144A	No Opt. Call	N/R	208,106
265	5.250%, 9/01/30, 144A	No Opt. Call	N/R	291,821
	North Richland Hills, Texas, Special Assessment Revenue Bonds, City Point Public Improvement District Zone B Project, Series 2019:
380	4.500%, 9/01/25, 144A	No Opt. Call	N/R	394,607
470	4.875%, 9/01/30, 144A	No Opt. Call	N/R	515,317
525	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Oak Point Public Imporvement District 2 Project, Series 2020, 2.500%, 9/01/25, 144A	No Opt. Call	N/R	539,669
	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Wildridge Public Imporvement District 1 Improvement Area 3 Project, Series 2019:
150	3.125%, 9/01/24, 144A	No Opt. Call	N/R	154,241
205	3.500%, 9/01/29, 144A	No Opt. Call	N/R	224,889
570	4.000%, 9/01/39, 144A	9/29 at 100.00	N/R	640,378
160	Ponder, Texas, Special Assessment Revenue Bonds, Public Improvement District 1 Estates at Remington Park, Series 2017, 4.000%, 9/01/27	No Opt. Call	N/R	172,650

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Princeton, Texas, Special Assessment Revenue Bonds, Brookside Public Improvement District Phase 2 & 3 Project, Series 2021:
$125	2.500%, 9/01/26, 144A	No Opt. Call	N/R	125,355
150	3.000%, 9/01/31, 144A	9/29 at 100.00	N/R	150,971
350	3.375%, 9/01/41, 144A	9/29 at 100.00	N/R	352,226
	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019:
280	3.750%, 9/01/24, 144A	No Opt. Call	N/R	290,032
540	4.000%, 9/01/29, 144A	No Opt. Call	N/R	586,591
585	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019, 5.000%, 9/01/29, 144A	No Opt. Call	N/R	641,142
1,970	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A, 5.000%, 2/01/29	2/24 at 100.00	Ba1	2,116,312
500	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc, Series 2012, 4.293%, 12/15/22 (7)	12/21 at 100.00	N/R	350,000
145	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016, 4.900%, 9/15/24	3/24 at 102.00	N/R	151,448
	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Parkside Village Public improvement District Project, Series 2019:
360	3.250%, 9/15/24, 144A	No Opt. Call	N/R	368,474
530	3.625%, 9/15/29, 144A	No Opt. Call	N/R	574,928
	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 1 Phase 1B Project, Series 2019:
215	3.500%, 9/15/24, 144A	No Opt. Call	N/R	221,405
315	3.875%, 9/15/29, 144A	9/27 at 100.00	N/R	347,949
555	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 1 Project, Series 2017, 4.250%, 9/15/28, 144A	9/27 at 100.00	N/R	602,963
	Royse CIty, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Public improvement District Improvement Area 2 Project, Series 2019:
375	3.750%, 9/15/24, 144A	No Opt. Call	N/R	387,889
555	4.125%, 9/15/29, 144A	9/27 at 100.00	N/R	621,089
205	4.625%, 9/15/39, 144A	9/27 at 100.00	N/R	227,140
820	Royse City, Rockwall County, Texas, Special Assessment Revenue Bonds, Waterscape Publifc improvement District Major Improvement Area Project, Series 2017, 4.750%, 9/15/28, 144A	9/27 at 100.00	N/R	905,395
	Royse CIty, Rockwall, Collin and Hunt Counties, Texas, Special Assessment Revenue Bonds, Creekshaw Public Improvement District Improvement Area 1 Project, Series 2020:
155	3.125%, 9/15/25, 144A	No Opt. Call	N/R	159,061
225	3.625%, 9/15/30, 144A	No Opt. Call	N/R	239,573

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	SA Energy Acquisition Public Facilities Corporation, Texas, Gas Supply Revenue Bonds, Series 2007:
$770	5.500%, 8/01/22	No Opt. Call	BBB+	812,789
450	5.500%, 8/01/27	No Opt. Call	BBB+	565,097
	San Marcos City, Hays, Caldwell and Guadalupe Counties, Texas, Special Assessment Revenue Bonds, San Marcos Trace Public Improvement District Series 2019:
820	4.500%, 9/01/24, 144A	No Opt. Call	N/R	853,399
1,270	5.000%, 9/01/29, 144A	9/28 at 100.00	N/R	1,436,027
3,270	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, Series 2017A, 6.000%, 11/15/27	5/27 at 100.00	N/R	3,710,109
4,285	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Buckner Senior Living Ventana Project, TEMPS 80 Series 2017B-1, 5.625%, 11/15/24	8/21 at 100.00	N/R	4,294,213
1,155	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Northwest Senior Housing-Edgemere Project, Series 2015A, 5.000%, 11/15/22	No Opt. Call	CC	1,162,946
2,000	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2007, 0.000%, 11/15/22 (7)	7/21 at 100.00	N/R	900,000
1,845	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A, 0.000%, 11/15/25 (7)	No Opt. Call	N/R	830,250
5,390	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015B-1, 0.000%, 11/15/21 (7)	7/21 at 100.00	N/R	2,425,500
370	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series 2006B, 0.780%, 12/15/26 (3-Month LIBOR *67% reference rate + 0.700% spread) (5)	6/21 at 100.00	A-	372,675
12,155	Texas State Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, East Texas Pines Apartments, Custodial Receipts CR-021-2006, 5.800%, 10/01/46 (Mandatory Put 4/01/24), 144A (AMT)	4/24 at 100.00	N/R	13,408,180
660	Town Of Hickory Creek, Denton County, Texas, Special Assessment Revenue Bonds, Hickory Creek Public Improvement District, Series 2018, 5.125%, 9/01/28	No Opt. Call	N/R	735,101
	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2015:
94	4.000%, 12/01/21	No Opt. Call	N/R	95,036
549	4.000%, 12/01/27	12/24 at 100.00	N/R	591,981
655	Vista Lago, Travis County, Texas, Special Assessment Revenue Bonds, Tessera on Lake Travis Public Improvement District Improvement Area #2 Project, Series 2018, 4.500%, 9/01/27	No Opt. Call	N/R	716,780

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Westlake, Texas, Special Assessment Revenue Bonds, Solana Public Improvement District, Series 2015:
$2,050	5.500%, 9/01/25	No Opt. Call	N/R	2,113,181
1,840	6.125%, 9/01/35	9/25 at 100.00	N/R	1,915,385
2,025	6.250%, 9/01/40	9/25 at 100.00	N/R	2,108,106
219,122	Total Texas			218,170,448
	Utah – 0.2%
2,100	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, 144A (AMT) (7)	12/27 at 100.00	N/R	1,796,319
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Leadership Learning Academy Project, Series 2019A:
840	3.500%, 6/15/24, 144A	No Opt. Call	N/R	871,777
1,660	5.000%, 6/15/29, 144A	6/27 at 102.00	N/R	1,915,823
2,115	5.000%, 6/15/34, 144A	6/27 at 102.00	N/R	2,395,555
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Mountain West Montessori Academy Project, Series 2020A:
750	3.125%, 6/15/29, 144A	No Opt. Call	N/R	796,973
475	5.000%, 6/15/39, 144A	12/29 at 100.00	N/R	545,457
1,955	Utah Charter School Finance Authority, Revenue Bonds, Channing Hall Project, Refunding Series 2017A, 4.500%, 7/15/27, 144A	No Opt. Call	BB	2,107,861
815	Utah Charter School Finance Authority, Revenue Bonds, Ronald Eilson Reagan Academy Project, Refunding Series 2016A, 5.000%, 2/15/36, 144A	2/26 at 100.00	BB	898,847
	Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner Academy Project, Series 2019A:
415	3.625%, 6/15/29, 144A	6/27 at 100.00	N/R	438,489
1,350	5.000%, 6/15/39, 144A	6/27 at 100.00	N/R	1,493,059
12,475	Total Utah			13,260,160
	Vermont – 0.1%
2,190	Burlington, Vermont, Airport Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/28	7/22 at 100.00	Baa2	2,249,875
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Champlain College Project, Series 2016A:
695	5.000%, 10/15/26	No Opt. Call	BBB	833,298
875	5.000%, 10/15/28	10/26 at 100.00	BBB	1,037,076
1,000	5.000%, 10/15/30	10/26 at 100.00	BBB	1,172,080
1,000	5.000%, 10/15/31	10/26 at 100.00	BBB	1,167,570
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Saint Michael's College Project, Series 2012:
170	5.000%, 10/01/24	10/22 at 100.00	BBB	179,372
555	5.000%, 10/01/25	10/22 at 100.00	BBB	584,687
805	5.000%, 10/01/27	10/22 at 100.00	BBB	845,572
7,290	Total Vermont			8,069,530

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virgin Islands – 0.9%
$475	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	N/R	470,934
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
660	5.000%, 10/01/24	No Opt. Call	N/R	664,019
450	5.000%, 10/01/30	10/24 at 100.00	N/R	448,317
1,770	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Working Capital Series 2014A, 5.000%, 10/01/24	No Opt. Call	N/R	1,778,638
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien Series 2010A:
5,060	5.000%, 10/01/25	8/21 at 100.00	Caa2	5,072,701
2,710	5.000%, 10/01/29	8/21 at 100.00	Caa2	2,716,802
1,870	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien, Refunding Series 2013B, 5.000%, 10/01/24	No Opt. Call	Caa2	1,874,843
1,041	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	8/21 at 100.00	Caa2	1,043,613
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A:
355	5.000%, 10/01/27	10/22 at 100.00	Caa2	353,395
4,680	5.000%, 10/01/32	10/22 at 100.00	Caa2	4,645,228
485	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2009A, 6.000%, 10/01/39	8/21 at 100.00	Caa3	486,188
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B:
6,680	5.000%, 10/01/25	8/21 at 100.00	Caa3	6,583,407
275	5.250%, 10/01/29	8/21 at 100.00	Caa3	270,781
6,375	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Refunding Bonds, Series 2009C, 5.000%, 10/01/22	8/21 at 100.00	Caa3	6,354,664
	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A:
1,855	6.625%, 10/01/29	8/21 at 100.00	Caa3	1,871,231
1,780	6.750%, 10/01/37	8/21 at 100.00	Caa3	1,795,575
6,442	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A	No Opt. Call	N/R	6,456,713
895	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2012A, 4.000%, 7/01/21	No Opt. Call	Caa2	895,000
3,610	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2003, 4.500%, 7/01/28 – AMBAC Insured	7/21 at 100.00	Caa2	3,621,047
1,000	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	8/21 at 100.00	Caa3	948,660
48,468	Total Virgin Islands			48,351,756

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia – 0.3%
	Ballston Quarter Community Development Authority, Arlington County, Virginia, Revenue Bonds, Series 2016A:
$1,000	5.000%, 3/01/26	No Opt. Call	N/R	977,190
2,000	5.125%, 3/01/31	3/27 at 100.00	N/R	1,919,260
2,730	Bristol Industrial Development Agency, Virginia, Revenue Bonds, The Falls-Bristol Project, Series 2014B, 5.000%, 11/01/29 (7)	11/24 at 100.00	N/R	2,078,131
680	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015, 4.500%, 3/01/25, 144A	No Opt. Call	N/R	713,415
1,330	Lower Magnolia Green Community Development Authority, Virginia, Special Assessment Bonds, Series 2015, 4.000%, 3/01/25, 144A	No Opt. Call	N/R	1,377,348
405	Norfolk Redevelopment and Housing Authority, Virginia, Revenue Bonds, Fort Norfolk Retirement Community, Inc - Harbor's Edge Project, Refunding Series 2014, 4.000%, 1/01/24	No Opt. Call	N/R	420,414
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount University Project, Green Series 2015B:
1,480	5.000%, 7/01/23, 144A	No Opt. Call	Ba2	1,576,703
1,550	5.000%, 7/01/24, 144A	No Opt. Call	Ba2	1,694,088
1,635	5.000%, 7/01/25, 144A	No Opt. Call	Ba2	1,830,546
	Virginia College Building Authority, Educational Facilities Revenue Bonds, Regent University Project, Series 2021:
2,110	3.000%, 6/01/41	6/31 at 100.00	BBB-	2,226,514
105	4.000%, 6/01/46	6/31 at 100.00	BBB-	121,772
1,575	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.500%, 4/01/28, 144A	No Opt. Call	N/R	1,780,900
100	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/47 (AMT)	6/27 at 100.00	Baa3	120,807
345	Virginia Small Business Financing Authority, Solid Waste Disposal Revenue Bonds, Covanta Project, Series 2018, 5.000%, 1/01/48 (Mandatory Put 7/01/38), 144A (AMT)	7/23 at 100.00	B	367,190
17,045	Total Virginia			17,204,278
	Washington – 0.8%
1,140	King County Public Hospital District 4, Washington, General Obligation Bonds, Snoqualmie Valley Hospital, Refunding Limited Tax Series 2015A, 4.250%, 12/01/25	No Opt. Call	N/R	1,181,279
1,250	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45	12/25 at 100.00	N/R	1,389,063
	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007:
1,545	5.500%, 6/01/27 (AMT)	8/21 at 100.00	N/R	1,548,306
1,500	5.600%, 6/01/37 (AMT)	8/21 at 100.00	N/R	1,502,190
	Port of Pasco, Washington, Airport and General Port Revenue Bonds, Series 2014A:
1,110	5.000%, 12/01/23 (AMT)	No Opt. Call	A-	1,230,824
1,165	5.000%, 12/01/24 (AMT)	6/24 at 100.00	A-	1,305,651

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
$1,000	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc Project, Series 2012, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	BB	1,068,530
805	Seattle Housing Authority, Washington, Revenue Bonds, Newholly Phase I Project, Series 2016A, 3.550%, 10/01/46	10/26 at 100.00	AA	864,433
235	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	7/21 at 100.00	N/R	237,324
140	Tukwila, Washington, Special Assessment Bonds, Local Improvement District 33 Series 2013, 4.500%, 1/15/23	1/22 at 100.00	BBB	143,000
12,910	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (AMT) (7)	1/28 at 100.00	N/R	9,682,500
1,130	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32, 144A (AMT) (7)	1/28 at 100.00	N/R	847,500
6,085	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A, 7.500%, 1/01/32, 144A (AMT) (7)	1/28 at 100.00	N/R	4,563,750
3,860	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series 2021A, 12.000%, 1/01/33, 144A (AMT) (7)	No Opt. Call	N/R	3,048,281
1,000	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior Series 2021B, 14.250%, 1/01/27, 144A (7)	No Opt. Call	N/R	755,000
5,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health Initiative, Tender Option Bonds Trust 2015-XF1017, 3.719%, 1/01/35, 144A (IF) (4)	7/24 at 100.00	BBB+	5,121,900
1,000	Washington State Higher Education Facilities Authority Revenue Bonds, Whitworth University Project, Series 2012, 5.000%, 10/01/27	4/22 at 100.00	Baa1	1,032,710
545	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Bayview Manor Senior Project, Refunding Series 2016A, 4.000%, 7/01/26, 144A	7/24 at 102.00	N/R	572,926
1,140	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 6.000%, 7/01/25, 144A	No Opt. Call	N/R	1,269,287
100	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A, 6.000%, 10/01/22 (ETM), 144A	No Opt. Call	N/R (6)	104,298
1,000	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct, Refunding Series 2016A, 5.000%, 1/01/31, 144A	1/25 at 102.00	BB	1,114,080
70	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2013A, 5.000%, 1/01/23, 144A	No Opt. Call	N/R	72,165
	Washington State Housing Finance Commission, Nonprofit Refunding Revenue Bonds, Wesley Homes at Lea Hill Project, Series 2016:
2,910	5.000%, 7/01/31, 144A	7/26 at 100.00	N/R	3,232,399
2,000	5.000%, 7/01/36, 144A	7/26 at 100.00	N/R	2,200,900

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington State Housing Finance Commission, Revenue Bonds, Rockwood Retirement Communities Project, Series 2014A:
$1,215	6.000%, 1/01/24, 144A	No Opt. Call	N/R	1,308,312
1,500	7.500%, 1/01/49, 144A	1/24 at 100.00	N/R	1,696,440
51,355	Total Washington			47,093,048
	West Virginia – 0.2%
	Glenville State College, West Virginia, Revenue Bonds, Refunding & Improvement Series 2017:
2,500	4.000%, 6/01/27	No Opt. Call	N/R	2,576,275
1,500	4.500%, 6/01/32	6/27 at 100.00	N/R	1,568,025
905	Kanawha County Commission, West Virginia, Student Housing Revenue Bonds, West Virginia State University Foundation Inc, Series 2013, 5.750%, 7/01/23 (ETM)	No Opt. Call	N/R (6)	954,739
1,140	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 4.500%, 6/01/27, 144A	No Opt. Call	N/R	1,256,120
220	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2021A, 4.125%, 6/01/43, 144A	6/31 at 100.00	N/R	248,532
2,825	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%, 7/01/45 (Mandatory Put 7/01/25) (AMT)	1/25 at 100.00	B	2,956,532
	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Cabell Huntington Hospital, Inc Project, Refunding & Improvement Series 2018A:
1,000	5.000%, 1/01/33	1/29 at 100.00	BBB+	1,240,100
1,180	5.000%, 1/01/34	1/29 at 100.00	BBB+	1,459,613
1,000	5.000%, 1/01/36	1/29 at 100.00	BBB+	1,231,240
12,270	Total West Virginia			13,491,176
	Wisconsin – 4.0%
205	Hudson Housing Authority, Wisconsin, Multifamily Housing Revenue Bonds, Cedar Ridge Apartments Project, Series 2013A, 4.250%, 6/01/23	No Opt. Call	N/R	209,772
3,075	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	3,191,112
	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2017:
300	5.000%, 11/15/31	11/26 at 100.00	A	363,228
190	5.000%, 11/15/33	11/26 at 100.00	A	229,602
175	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter Academy, North Carolina, Series 2016A, 4.250%, 2/01/26, 144A	No Opt. Call	N/R	190,547
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A:
1,000	4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	1,060,350
390	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	422,468

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$875	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A, 4.250%, 6/15/29, 144A	6/24 at 100.00	N/R	913,482
655	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy Project, Series 2016A, 4.125%, 5/01/26, 144A	No Opt. Call	N/R	679,667
1,370	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Explore Knowledge Foundation Las Vegas Project, Series 2012A, 5.750%, 7/15/32	7/22 at 100.00	BB+	1,426,526
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Freedom Classical Academy Inc, Series 2020A:
650	5.000%, 1/01/31, 144A	1/28 at 100.00	N/R	737,711
355	5.000%, 1/01/42, 144A	1/28 at 100.00	N/R	389,378
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A:
7,925	4.100%, 6/15/26, 144A	No Opt. Call	N/R	8,100,618
3,010	5.000%, 6/15/36, 144A	6/26 at 100.00	N/R	3,166,038
3,385	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Phoenix Academy Charter School, North Carolina, Series 2017A, 5.000%, 6/15/27, 144A	6/24 at 100.00	N/R	3,495,453
1,470	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Pine Lake Preparatory, North Carolina, Series 2015, 4.350%, 3/01/25, 144A	No Opt. Call	BB+	1,569,739
310	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 4.375%, 7/01/25, 144A	No Opt. Call	N/R	323,082
1,715	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A, 4.500%, 6/15/29, 144A	6/27 at 100.00	N/R	1,803,580
205	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc of North Carolina, Series 2012A, 5.500%, 10/01/22 (ETM)	No Opt. Call	Baa3 (6)	212,934
130	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation, Inc of North Carolina Project, Series 2014A, 4.125%, 10/01/24 (Pre-refunded 10/01/22)	10/22 at 100.00	Baa3 (6)	134,759
	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017:
1,245	6.000%, 3/01/22, 144A	No Opt. Call	N/R	1,274,046
3,280	6.750%, 3/01/27, 144A	No Opt. Call	N/R	3,873,024
240	Public Finance Authority of Wisconsin, Education Revenue Bonds, Carolina International School, Series 2013A, 6.000%, 8/01/23, 144A	No Opt. Call	BB+	253,939
	Public Finance Authority of Wisconsin, Education Revenue Bonds, North Carolina Leadership Academy, Series 2019A:
325	4.000%, 6/15/29, 144A	6/26 at 100.00	N/R	353,044
440	5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	485,756
250	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2019A, 4.750%, 6/01/29, 144A	6/27 at 102.00	N/R	277,588
380	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2016A, 4.250%, 8/01/26, 144A	No Opt. Call	N/R	397,195

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, The ASK Academy Project, Series 2015A:
$510	5.250%, 2/01/25	No Opt. Call	N/R	534,786
1,380	5.750%, 2/01/35	2/25 at 100.00	N/R	1,467,340
1,210	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	1,244,146
1,250	Public Finance Authority of Wisconsin, Healthcare Facility Expansion Revenue Bonds, Church Homes of Hartford Inc Project, Refunding Series 2015A, 5.000%, 9/01/25, 144A	No Opt. Call	BB	1,350,775
22,285	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A, 6.250%, 8/01/27, 144A	No Opt. Call	N/R	25,535,713
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
21,495	5.000%, 12/01/27, 144A	No Opt. Call	N/R	23,500,054
12,615	6.500%, 12/01/37, 144A	12/27 at 100.00	N/R	14,583,697
1,690	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A	No Opt. Call	N/R	1,146,057
1,700	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A, 6.250%, 10/01/31, 144A	10/27 at 100.00	N/R	1,756,015
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017B, 8.500%, 10/01/47, 144A	10/27 at 100.00	N/R	652,500
3,785	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A, 5.000%, 12/01/27	No Opt. Call	BBB-	4,283,598
15,330	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A, 6.625%, 7/01/28, 144A	No Opt. Call	N/R	16,678,427
1,655	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.000%, 4/01/25	No Opt. Call	BB	1,805,257
600	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2020, 5.000%, 4/01/30, 144A	No Opt. Call	BB	734,844
4,290	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Refunding Series 2017A, 4.250%, 6/01/27	6/23 at 104.00	N/R	4,432,042
3,410	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Series 2017B, 4.125%, 6/01/24	6/23 at 104.00	N/R	3,475,915
	Public Finance Authority of Wisconsin, Senior Living Facility Revenue Bonds, Mary's Woods at Marylhurst Inc, Series 2017A:
1,910	5.000%, 5/15/26, 144A	5/25 at 102.00	BB	2,128,733
1,215	5.000%, 5/15/31, 144A	5/25 at 102.00	BB	1,335,577
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
25,435	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	22,214,675
8,455	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	7,233,083
2,795	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	2,333,182

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing Foundation - Cullowhee LLC - Western California University Project, Series 2015A:
$140	5.000%, 7/01/22	No Opt. Call	BBB-	145,971
540	5.000%, 7/01/23	No Opt. Call	BBB-	584,285
17,930	Public Finance Authority of Wisconsin, Taxable Revenue Bonds, Vonore Fiber Products Sustainable Packaging Project, Green Bonds, Series 2019, 14.000%, 6/01/29, 144A	7/22 at 100.00	N/R	17,940,220
5,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Supported by State Moral Obligation Junior Series 2020D, 0.000%, 12/15/45 – AGM Insured	12/30 at 56.77	A1	2,274,700
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Refunding Series 2017:
620	3.500%, 8/01/22	No Opt. Call	N/R	623,447
3,815	5.000%, 8/01/27	8/24 at 103.00	N/R	4,149,347
4,015	5.000%, 8/01/32	8/24 at 103.00	N/R	4,318,454
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Clement Manor, Inc, Series 2019:
1,000	4.250%, 8/01/34	8/26 at 103.00	N/R	937,730
2,300	4.500%, 8/01/39	8/26 at 103.00	N/R	2,140,748
1,085	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson Hollow Project Series 2014, 4.250%, 10/01/24	10/22 at 102.00	N/R	1,129,583
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014:
1,485	5.000%, 5/01/24	No Opt. Call	BBB+	1,665,814
350	5.000%, 5/01/25	5/24 at 100.00	BBB+	391,622
800	5.000%, 5/01/26	5/24 at 100.00	BBB+	892,400
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc, Series 2014:
645	5.000%, 5/01/23	No Opt. Call	N/R	659,306
1,250	5.000%, 5/01/26	5/24 at 100.00	N/R	1,281,700
1,000	5.125%, 5/01/29	5/24 at 100.00	N/R	1,012,940
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc, Series 2014A:
385	5.000%, 7/01/25	7/24 at 100.00	A	434,657
670	5.000%, 7/01/26	7/24 at 100.00	A	754,279
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Saint John's Communities Inc, Series 2015B:
100	4.000%, 9/15/22	No Opt. Call	BBB-	104,376
100	4.000%, 9/15/23	9/22 at 100.00	BBB-	104,314
100	4.000%, 9/15/24	9/22 at 100.00	BBB-	104,215
100	4.000%, 9/15/25	9/22 at 100.00	BBB-	104,080

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Three Pillars Senior Living Communities, Refunding Series 2013:
$200	5.000%, 8/15/21 (ETM)	No Opt. Call	BBB+ (6)	201,160
200	5.000%, 8/15/22 (ETM)	No Opt. Call	BBB+ (6)	210,774
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Vernon Memorial Healthcare Inc, Series 2014:
945	5.000%, 3/01/24	No Opt. Call	BB	1,022,131
525	5.000%, 3/01/25	3/24 at 100.00	BB	565,840
820	5.000%, 3/01/26	3/24 at 100.00	BB	881,238
1,095	5.000%, 3/01/27	3/24 at 100.00	BB	1,173,391
1,130	5.000%, 3/01/28	3/24 at 100.00	BB	1,207,348
4,020	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Woodland Hills Senior Housing Project, Series 2014, 5.000%, 12/01/29	12/22 at 102.00	N/R	4,222,970
2,500	Wisconsin Housing and Economic Development Authority, Multifamily Housing Bonds, Meadow Village Project Series 2020A, 5.000%, 7/01/37, 144A	7/28 at 102.00	N/R	2,778,425
222,430	Total Wisconsin			227,978,519
	Wyoming – 0.1%
	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A:
1,230	5.000%, 9/01/23	No Opt. Call	BB+	1,330,749
1,045	5.000%, 9/01/24	9/23 at 100.00	BB+	1,126,113
1,360	5.000%, 9/01/25	9/23 at 100.00	BB+	1,465,033
1,310	5.000%, 9/01/30	9/23 at 100.00	BB+	1,393,499
4,945	Total Wyoming			5,315,394
$5,475,549	Total Municipal Bonds (cost $4,938,608,255)			5,170,562,027

Shares	Description (1)	Value
	COMMON STOCKS – 3.3%
	Electric Utilities – 3.3%
4,940,062	Energy Harbor Corp (9), (10), (11)	$185,869,833
	Total Common Stocks (cost $107,569,027)	185,869,833

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 1.1%
	Electric Utilities – 0.2%
$1,865	FirstEnergy Corp	6.050%	8/15/21	N/R	2,331
1,165	FirstEnergy Corp	6.800%	8/15/39	N/R	1,456
4,375	Talen Energy Supply LLC (12)	6.500%	6/01/25	CCC+	2,940,350
1,000	Talen Energy Supply LLC	10.500%	1/15/26	CCC+	723,125
3,240	Talen Energy Supply LLC	7.250%	5/15/27	BB-	3,023,115
700	Talen Energy Supply LLC	6.625%	1/15/28	BB-	641,095
2,945	Talen Energy Supply LLC	6.000%	12/15/36	CCC+	1,619,750
15,290	Total Electric Utilities				8,951,222
	Health Care Providers & Services – 0.3%
22,745	Tower Health	4.451%	2/01/50	B+	19,219,525
	Hotels, Restaurants & Leisure – 0.1%
6,000	Wild Rivers Water Park	8.500%	11/01/51	N/R	5,941,666
	Metals & Mining – 0.5%
2,500	United States Steel Corp (12)	6.875%	8/15/25	B-	2,558,000
26,000	United States Steel Corp (12)	6.250%	3/15/26	B-	26,800,800
28,500	Total Metals & Mining				29,358,800
	Real Estate Management & Development – 0.0%
2,300	Zilkha Biomass Selma LLC (7), (8)	5.000%	8/01/28	N/R	981,870
25,045	Zilkha Biomass Selma LLC (7), (8)	10.000%	8/01/38	N/R	250
27,345	Total Real Estate Management & Development				982,120
$99,880	Total Corporate Bonds (cost $87,190,478)				64,453,333

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 0.1%
120	VanEck Vectors High Yield Muni ETF	$7,633,200
	Total Exchange-Traded Funds (cost$7,605,000)	7,633,200
	Total Long-Term Investments (cost $5,140,972,760)	5,428,518,393

Shares	Description (1)	Coupon	Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 0.3%
	MONEY MARKET FUNDS – 0.3%
19,626,284	State Street Navigator Securities Lending Government Money Market Portfolio, (13)	0.020% (14)	$19,626,284
	Total Investments Purchased with Collateral from Securities Lending(cost $19,626,284)		19,626,284

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.3%
	MUNICIPAL BONDS – 1.3%
	California – 0.8%
$44,560	California Infrastructure and Economic Development Bank, Revenue Bonds, Brightline West Passenger Rail Project, Variable Rate Demand Obligations, Series 2020A, 0.200%, 1/01/50 (AMT) (Mandatory Put 2/01/22), 144A (WI/DD, Settling 7/01/21) (15)	8/21 at 100.00	VMIG 1	$44,560,000
	Florida – 0.4%
23,220	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (15)	8/21 at 103.00	N/R	23,805,841
	Nevada – 0.1%
2,395	Director of Nevada State Department of Business and Industry, Revenue Bonds, Brightline West Passenger Rail Project, Variable Rate Demand Obligations, Series 2020A, 0.250%, 1/01/50 (AMT) (Mandatory Put 2/01/22), 144A (WI/DD, Settling 7/01/21) (15)	8/21 at 100.00	VMIG 1	2,395,000
$70,175	Total Short-Term Investments (cost $69,536,992)			70,760,841
	Total Investments (cost $5,230,136,036) – 97.5%			5,518,905,518
	Floating Rate Obligations – (2.9)%			(163,930,000)
	Other Assets Less Liabilities – 5.4% (16)			305,060,970
	Net Assets – 100%			$5,660,036,488
Investments in Derivatives
Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 5-Year Note	(2,057)	09/21	$(254,413,790)	$(253,894,869)	$518,921	$(128,563)
U.S. Treasury 10-Year Note	(955)	09/21	(125,808,308)	(126,537,500)	(729,192)	(223,828)
Total			$(380,222,098)	$(380,432,369)	$(210,271)	$(352,391)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$5,156,572,254	$13,039,773	$5,169,612,027
Common Stocks	—	185,869,833	—	185,869,833
Corporate Bonds	—	63,471,213	982,120	64,453,333
Exchange-Traded Funds	7,633,200	—	—	7,633,200
Investments Purchased with Collateral from Securities Lending	19,626,284	—	—	19,626,284
Short-Term Investments:
Municipal Bonds	—	71,710,841	—	71,710,841
Investments in Derivatives:
Futures Contracts*	(210,271)	—	—	(210,271)
Total	$27,049,213	$5,477,624,141	$14,021,893	$5,518,695,247

*	Represents net unrealized appreciation (depreciation).

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

Nuveen Short Duration High Yield Municipal Bond Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
(9)	Common Stock received as part of the bankruptcy settlements during February 2020 for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2005A, 4.000%, 1/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35; Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2008A, 2.700%, 4/01/35; FirstEnergy Solutions Corp, 6.050%, 8/15/21; FirstEnergy Solutions Corp, 6.800%, 8/15/39; Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Corporation Project, Refunding Series 2010B, 3.750%, 6/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.125%, 1/01/34; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2006B, 3.625%, 12/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006B, 4.000%, 12/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010C, 4.000%, 6/01/33; Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40; Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(10)	For fair value measurement disclosure purposes, investment classified as Level 2.
(11)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(12)	Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $19,293,385.
(13)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
(14)	The rate shown is the one-day yield as of the end of the reporting period.
(15)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(16)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter ("OTC") derivatives as presented on the Statement of Assets and Liabilities, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETF	Exchange-Traded Fund
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
SIFMA	Securities Industry and Financial Market Association
SOFR	Secured Overnight Financing Rate
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.

Nuveen Strategic Municipal Opportunities Fund
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.3%
	MUNICIPAL BONDS – 98.8%
	Alabama – 2.4%
$6,000	Alabama Federal Aid Highway Finance Authority, Special Obligation Revenue Bonds, Series 2016A, 5.000%, 9/01/36	9/26 at 100.00	Aa1	7,268,280
2,000	Alabama Federal Aid Highway Finance Authority, Special Obligation Revenue Bonds, Series 2017A, 5.000%, 6/01/37	9/27 at 100.00	Aa1	2,495,040
	Birmingham-Jefferson Civic Center Authority, Alabama, Special Tax Bonds, Series 2018A:
1,500	4.000%, 7/01/38	7/28 at 100.00	A-	1,707,945
1,500	4.000%, 7/01/43	7/28 at 100.00	A-	1,692,885
5,445	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Green Series 2020, 6.375%, 11/01/50 (Mandatory Put 11/01/30) (AMT)	No Opt. Call	B-	6,986,915
1,000	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	B-	1,208,480
4,995	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2020B, 3.000%, 6/01/50 – AGM Insured (UB) (4)	6/30 at 100.00	A1	5,330,215
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F, 7.900%, 10/01/50 (5)	10/23 at 105.00	BB	1,029,760
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Subordinate Lien Series 2013D, 6.500%, 10/01/53	10/23 at 105.00	BB	1,174,100
250	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	272,130
3,855	Southeast Energy Authority, Alabama, Commodity Supply Revenue Bonds, Project 2, Series 2021B-1, 4.000%, 12/01/51 (Mandatory Put 12/01/31)	9/31 at 100.62	A1	4,760,655
28,545	Total Alabama			33,926,405
	Alaska – 0.5%
1,665	Alaska Industrial Development and Export Authority, Revenue Bonds, Greater Fairbanks Community Hospital Foundation Project, Refunding Series 2019, 4.000%, 4/01/34	4/29 at 100.00	A	1,941,973
	Alaska Municipal Bond Bank, General Obligation Bonds, Refunding One Series 2020:
2,500	5.000%, 12/01/29	No Opt. Call	A+	3,271,350
1,580	5.000%, 12/01/30	No Opt. Call	A+	2,106,361
5,745	Total Alaska			7,319,684
	Arizona – 2.8%
1,000	Arizona Industrial Development Authority, Arizona, Economic Development Revenue Bonds, Linder Village Project in Meridian, Ada County, Idaho, Series 2020, 5.000%, 6/01/31, 144A	No Opt. Call	N/R	1,089,260

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc Projects, Series 2017A:
$970	5.125%, 7/01/37, 144A	7/26 at 100.00	BB	1,115,956
1,000	5.250%, 7/01/47, 144A	7/26 at 100.00	BB	1,141,550
210	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2019, 5.000%, 7/01/54, 144A	7/29 at 100.00	BB	244,039
40	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Leman Academy of Excellence Projects, Series 2017A, 5.250%, 7/01/47, 144A	7/22 at 101.00	N/R	41,238
100	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy-Cadence Campus Project, Series 2020A, 4.000%, 7/15/50, 144A	7/28 at 100.00	BB+	107,218
400	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional Schools Projects, Taxable Series 2019B, 5.000%, 7/01/39, 144A	7/29 at 100.00	Ba2	476,868
1,000	Maricopa County Industrial Development Authority, Arizona, Educational Facilities Revenue Bonds, Ottawa University Projects, Series 2020, 5.250%, 10/01/40, 144A	10/27 at 103.00	N/R	1,104,790
725	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, HonorHealth, Series 2019A, 5.000%, 9/01/36	9/28 at 100.00	A2	914,036
2,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/32 (AMT)	7/27 at 100.00	A+	2,458,060
	Phoenix Civic Improvement Corporation, Arizona, Rental Car Facility Charge Revenue Bonds, Series 2019A:
2,515	5.000%, 7/01/33	7/29 at 100.00	BBB+	3,024,614
2,000	4.000%, 7/01/45	7/29 at 100.00	BBB+	2,178,900
2,500	5.000%, 7/01/45	7/29 at 100.00	BBB+	2,935,350
	Phoenix Civic Improvement Corporation, Arizona, Water System Revenue Bonds, Junior Lien Series 2021A:
1,625	5.000%, 7/01/36	7/31 at 100.00	Aa2	2,202,980
1,875	5.000%, 7/01/37	7/31 at 100.00	Aa2	2,534,437
2,435	5.000%, 7/01/38	7/31 at 100.00	Aa2	3,283,403
2,585	5.000%, 7/01/39	7/31 at 100.00	Aa2	3,476,799
1,420	4.000%, 7/01/40	7/31 at 100.00	Aa2	1,751,513
1,060	4.000%, 7/01/41	7/31 at 100.00	Aa2	1,303,885
1,695	4.000%, 7/01/42	7/31 at 100.00	Aa2	2,079,002
430	5.000%, 7/01/45	7/31 at 100.00	Aa2	569,402
100	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	103,319
4,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020, 5.000%, 7/01/49, 144A	7/26 at 103.00	N/R	4,395,000
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016, 5.250%, 7/01/36	7/26 at 100.00	BB-	110,674
25	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39	7/25 at 100.00	N/R	26,580
31,810	Total Arizona			38,668,873

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arkansas – 0.5%
$2,500	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49, 144A (AMT)	9/26 at 103.00	B-	2,801,475
2,430	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2020A, 4.750%, 9/01/49, 144A (AMT)	9/27 at 103.00	B-	2,796,930
1,500	Arkansas Development Finance Authority, Revenue Bonds, Baptist Memorial Health Care, Refunding Series 2020B-1, 5.000%, 9/01/39	9/30 at 100.00	BBB+	1,886,850
6,430	Total Arkansas			7,485,255
	California – 13.4%
1,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.250%, 3/01/36	3/26 at 100.00	Ba3	1,109,540
3,815	California Community Housing Agency, California, Essential Housing Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A	8/31 at 100.00	N/R	4,151,597
3,570	California Community Housing Agency, California, Essential Housing Revenue Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A	8/31 at 100.00	N/R	3,937,318
10,000	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	11,626,100
725	California Community Housing Agency, California, Essential Housing Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A	8/30 at 100.00	N/R	848,286
1,000	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	1,147,460
2,270	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-2, 0.000%, 6/01/55	6/30 at 26.72	N/R	457,360
1,000	California Educational Facilities Authority, Revenue Bonds, Pepperdine University, Refunding Series 2016, 5.000%, 10/01/49	4/26 at 100.00	AA-	1,177,300
1,500	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital at Stanford, Refunding Series 2022A Forward Delivery, 4.000%, 5/15/46 (WI/DD, Settling 5/17/22)	5/32 at 100.00	A+	1,735,530
3,592	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2021-1, 3.500%, 11/20/35	No Opt. Call	BBB+	4,209,234
1,250	California Infrastructure and Economic Development Bank Infrastructure State, Revolving Fund Revenue Bonds, Tax Series 2020A, 2.786%, 10/01/43	10/30 at 100.00	AAA	1,253,462
250	California Infrastructure and Economic Development Bank, Revenue Bonds, WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%, 1/01/56, 144A	1/31 at 100.00	N/R	290,380
100	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B, 4.000%, 11/01/36, 144A	11/26 at 100.00	N/R	103,689
505	California Municipal Finance Authority, Charter School Revenue Bonds, John Adams Academies, Inc - Lincoln Project, Taxable Series 2019B, 5.000%, 10/01/39, 144A	10/27 at 100.00	N/R	553,379
4,020	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	4,699,179
840	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, San Diego County Water Authoriity Desalination Project Pipeline, Refunding Series 2019, 5.000%, 7/01/39, 144A	1/29 at 100.00	Baa3	1,019,844

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,000	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A	7/28 at 100.00	N/R	1,074,380
400	California Public Finance Authority, Charter School Lease Revenue Bonds, Laverne Elementary Preparatory Academy Project, Series 2019A, 5.000%, 6/15/49, 144A	6/23 at 100.00	N/R	413,364
470	California Public Finance Authority, Senior Living Revenue Bonds, Enso Village, Refunding Green Series 2021A, 5.000%, 11/15/51, 144A	11/29 at 102.00	N/R	543,391
300	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education Obligated Group, Series 2016A, 5.000%, 6/01/31, 144A	6/25 at 100.00	N/R	333,954
745	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A	6/28 at 100.00	N/R	770,017
500	California School Finance Authority, Educational Facility Revenue Bonds, River Springs Charter School Project, Series 2017A, 5.000%, 7/01/47, 144A	7/27 at 100.00	Ba2	560,045
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Refunding Series 2022A:
2,500	5.000%, 8/01/28 (WI/DD, Settling 3/17/22)	No Opt. Call	A+	3,101,450
2,000	5.000%, 8/01/29 (WI/DD, Settling 3/17/22)	No Opt. Call	A+	2,531,840
2,500	5.000%, 8/01/30 (WI/DD, Settling 3/17/22)	No Opt. Call	A+	3,224,550
	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2021B:
1,220	4.000%, 5/01/38	5/31 at 100.00	A+	1,495,720
1,500	4.000%, 5/01/39	5/31 at 100.00	A+	1,834,260
2,500	California State University, Systemwide Revenue Bonds, Taxable Series 2020D, 1.338%, 11/01/27	No Opt. Call	AA-	2,477,225
	California State, General Obligation Bonds, Refunding Various Purpose Series 2021 Forward Delivery:
3,125	5.000%, 9/01/31 (WI/DD, Settling 9/02/21)	No Opt. Call	AA-	4,254,844
3,125	5.000%, 9/01/41 (WI/DD, Settling 9/02/21)	9/31 at 100.00	AA-	4,126,156
12,500	California State, General Obligation Bonds, Taxable Various Purpose Construction Series 2019 Bid Group A, 2.375%, 10/01/26	No Opt. Call	AA-	13,268,000
1,000	California State, General Obligation Bonds, Various Purpose Series 2021, 5.000%, 12/01/34	12/30 at 100.00	AA-	1,333,500
3,545	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/44	12/24 at 100.00	BB-	4,021,625
2,500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014B, 6.000%, 12/01/24	No Opt. Call	BB-	2,864,400
1,000	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/46, 144A	6/26 at 100.00	BB-	1,124,360
	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2020A:
125	5.000%, 9/02/40	9/30 at 100.00	N/R	154,385
195	5.000%, 9/02/50	9/30 at 100.00	N/R	236,886
166	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39 (6)	8/21 at 100.00	N/R	157,045

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$1,000	Compton, California, Sewer Revenue Bonds, Series 2009, 6.000%, 9/01/39	8/21 at 100.00	N/R	1,002,390
5,525	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Altana Glendale, Series 2021A-1, 3.500%, 10/01/46, 144A	10/31 at 100.00	N/R	5,872,357
6,180	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54, 144A	1/31 at 100.00	N/R	7,318,233
445	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Oceanaire-Long Beach, Series 2021A-1, 3.200%, 9/01/46, 144A	9/31 at 100.00	N/R	471,153
930	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A	8/31 at 100.00	N/R	1,033,444
500	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series 2021B, 4.000%, 12/01/56, 144A	12/31 at 100.00	N/R	546,765
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Pasadena Portfolio Social Bond, Series 2021A-2, 3.000%, 12/01/56	12/31 at 100.00	N/R	2,041,300
2,000	CSCDA Community Improvement Authority, California, Essential Housing Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56, 144A	7/31 at 100.00	N/R	2,176,320
	Fairfield, California, Certificates of Participation, Fairfield Water Financing Series 2007A:
1,920	0.000%, 4/01/36 – SYNCORA GTY Insured	No Opt. Call	AA	1,427,155
2,990	0.000%, 4/01/37 – SYNCORA GTY Insured	No Opt. Call	AA	2,166,195
7,475	Glendale Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Taxable Refunding Series 2020B, 4.000%, 8/01/50	8/29 at 100.00	AA-	8,806,223
12,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, First Subordinate Series 2007B-1, 0.000%, 6/01/47	7/21 at 22.21	CCC-	2,803,125
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
1,000	5.000%, 6/01/33	6/28 at 100.00	BBB	1,242,470
1,500	5.000%, 6/01/35	6/28 at 100.00	BB+	1,832,520
1,000	5.250%, 6/01/47	6/22 at 100.00	N/R	1,037,060
	Huntington Beach, California, Pension Obligation Bonds, Taxable Series 2021:
1,000	1.344%, 6/15/26 – BAM Insured	No Opt. Call	AA+	1,001,280
1,125	1.911%, 6/15/28 – BAM Insured	No Opt. Call	AA+	1,135,215
4,830	2.963%, 6/15/36 – BAM Insured	6/31 at 100.00	AA+	5,014,989
1,360	Irvine Ranch Water District, California, General Obligation Bonds, Series 2016, 5.250%, 2/01/41	8/26 at 100.00	AAA	1,663,062
1,500	Lammersville Schools Finance Authority, California, Lease Revenue Bonds, Cordes Elementary School, Series 2019, 3.000%, 10/01/49 – BAM Insured	10/27 at 100.00	A2	1,567,470
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/47 (UB) (4)	1/27 at 100.00	AA-	3,629,820
	Los Angeles Municipal Improvement Corporation, California, Lease Revenue Bonds, Capital Equipment Program, Refunding Series 2021A:
1,000	1.197%, 11/01/26	No Opt. Call	AA-	990,580
1,570	1.448%, 11/01/27	No Opt. Call	AA-	1,552,934
1,890	1.648%, 11/01/28	No Opt. Call	AA-	1,865,449

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,500	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2008 Series 2018B-1, 5.250%, 7/01/42	1/28 at 100.00	Aa3	3,130,050
8,550	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Refunding Series 2021A, 5.000%, 7/01/29	No Opt. Call	Aa3	11,273,346
1,580	Palomar Community College District, San Diego County, California, General Obligation Bonds, Series 2010B, 6.375%, 8/01/45 (5)	8/40 at 100.00	AA	1,761,542
5,345	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/39 – AGM Insured	No Opt. Call	A2	3,704,833
	Ravenswood City School District, San Diego County, California, General Obligation Bonds, Election 2018 Series 2021A:
150	4.000%, 8/01/36	8/29 at 100.00	AAA	178,415
535	4.000%, 8/01/37	8/29 at 100.00	AAA	634,307
380	4.000%, 8/01/39	8/29 at 100.00	AAA	448,316
330	4.000%, 8/01/41	8/29 at 100.00	AAA	388,123
1,510	4.000%, 8/01/46	8/29 at 100.00	AAA	1,759,029
1,000	Rocklin, Placer County, California, Special Tax Bonds, Community Facilities District 10 Whitney Ranch, Series 2015, 5.000%, 9/01/39	9/25 at 100.00	N/R	1,131,340
1,040	Sacramento County, California, Airport System Revenue Bonds, Refunding Senior Series 2018C, 5.000%, 7/01/37 (AMT)	7/28 at 100.00	A	1,278,815
3,770	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/43, 144A	8/21 at 33.75	N/R	1,269,208
750	San Francisco Community College District, California, General Obligation Bonds, Taxable Election 2020 Series 2020A-1, 3.165%, 6/15/41	6/30 at 100.00	A1	770,040
	San Francisco Municipal Transportation Agency, California, Revenue Bonds, Taxable Refunding Series 2021A:
685	0.824%, 3/01/26	No Opt. Call	AA-	676,465
750	1.302%, 3/01/28	No Opt. Call	AA-	738,240
	San Jose, California, Airport Revenue Bonds, Refunding Series 2021C:
500	1.882%, 3/01/28	No Opt. Call	A-	501,290
290	2.310%, 3/01/30	No Opt. Call	A-	293,990
1,750	2.960%, 3/01/36	3/31 at 100.00	A-	1,805,300
2,000	3.060%, 3/01/37	3/31 at 100.00	A-	2,064,960
420	3.290%, 3/01/41	3/31 at 100.00	A-	426,779
1,000	San Rafael Elementary School District, Marin County, California, General Obligation Bonds, Series 2005C, 0.000%, 8/01/30 – NPFG Insured	No Opt. Call	Baa2	859,030
500	Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue Bonds, Taxable Refunding Series 2021A, 1.380%, 8/01/27	No Opt. Call	AA	502,705

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	University of California, General Revenue Bonds, Taxable Series 2021BI:
$2,500	0.870%, 5/15/26	No Opt. Call	AA	2,471,600
1,000	1.272%, 5/15/27	No Opt. Call	AA	997,280
1,355	1.372%, 5/15/28	No Opt. Call	AA	1,344,580
182,783	Total California			186,828,147
	Colorado – 8.2%
2,630	64th Avenue ARI Authority, Adams County, Colorado, Special Revenue Bonds, Series 2020, 6.500%, 12/01/43	12/25 at 103.00	N/R	2,860,967
	Arista Metropolitan District, Broomfield County, Colorado, General Obligation Limited Tax Bonds, Refunding & Improvement Convertible to Unlimited Tax Series 2018A:
1,000	4.375%, 12/01/28	12/23 at 103.00	N/R	1,083,520
1,000	5.125%, 12/01/48	12/23 at 103.00	N/R	1,079,260
2,000	Auroroa, Colorado, Water Revenue Bonds, Refunding First Lien Green Series 2016, 5.000%, 8/01/41	8/26 at 100.00	AA+	2,407,520
1,000	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019A, 5.000%, 12/01/48	9/24 at 103.00	N/R	1,080,230
1,500	Belford North Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50	12/25 at 103.00	N/R	1,651,365
1,000	Bennett Ranch Metropolitan District 1, Adams County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A, 5.000%, 12/01/51	3/26 at 103.00	N/R	1,088,170
750	Blue Lake Metropolitan District 3, Lochbuie, Weld County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2018A, 5.250%, 12/01/48	12/23 at 103.00	N/R	770,925
1,000	Broadway Station Metropolitan District 3, Denver City and County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	1,101,320
500	Castle Pines Commercial Metropolitan District 1, Castle Rock, Colorado, Limited Tax Supported Revenue Bonds, Series 2015, 5.000%, 12/01/39	8/21 at 100.00	N/R	500,675
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
2,900	5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	3,091,023
1,500	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	1,589,955
5,000	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	5,280,450
1,000	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2020A, 5.000%, 12/01/51	12/25 at 103.00	N/R	1,102,660
1,700	Colliers Hill Metropolitan District 2, Erie, Weld County, Colorado, General Obligation Limited Tax Bonds, Series 2017A, 6.500%, 12/01/47	12/22 at 103.00	N/R	1,791,936
400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds World Compass Academy Project, Series 2017, 5.375%, 10/01/37	10/27 at 100.00	N/R	426,692
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Cappella of Grand Junction Project, Series 2019, 5.000%, 12/01/54, 144A	12/26 at 103.00	N/R	515,560
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sunny Vista Living Center Project, Series 2015A, 5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	541,790

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$250	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018, 5.875%, 12/01/46	12/23 at 103.00	N/R	271,830
2,315	Colorado State, Building Excellent Schools Today, Certificates of Participation, Series 2018N, 5.000%, 3/15/38	3/28 at 100.00	AA-	2,850,274
500	Copper Ridge Metropolitan District, Colorado Springs, Colorado, Tax Increment and Sales Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	12/24 at 103.00	N/R	532,845
1,500	Crowfoot Valley Ranch Metropolitan District No 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.750%, 12/01/48	12/23 at 103.00	N/R	1,632,315
1,000	Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39	12/25 at 103.00	N/R	1,076,780
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 5.000%, 12/01/34 (AMT)	12/28 at 100.00	A	1,248,980
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
1,250	5.000%, 12/01/29	12/26 at 100.00	BBB-	1,487,175
2,000	5.000%, 12/01/30	12/26 at 100.00	BBB-	2,367,280
625	Denver International Business Center Metropolitan District 1, Denver, Colorado, General Obligation Bonds, Series 2019A, 4.000%, 12/01/48	6/24 at 100.00	BBB-	648,344
1,000	Denver International Business Center Metropolitan District 1, Denver, Colorado, General Obligation Bonds, Subordinate Limited Tax Series 2019B, 6.000%, 12/01/48	6/24 at 103.00	N/R	1,088,470
685	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2020A, 5.000%, 9/01/36	9/30 at 100.00	A	892,158
970	Flying Horse Metropolitan District 3, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Series 2019, 6.000%, 12/01/49, 144A	9/24 at 103.00	N/R	1,037,173
1,000	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014, 5.750%, 12/01/30	12/24 at 100.00	N/R	1,062,500
	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A:
1,000	4.625%, 12/01/29, 144A	6/24 at 103.00	N/R	1,084,180
2,135	5.125%, 12/01/38, 144A	6/24 at 103.00	N/R	2,316,197
1,000	5.375%, 12/01/49, 144A	6/24 at 103.00	N/R	1,084,640
2,000	Future Legends Sports Park Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.500%, 6/01/50, 144A	6/25 at 103.00	N/R	2,053,840
1,000	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50	12/25 at 102.00	N/R	1,094,590
1,000	Hess Ranch Metropolitan District 6, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.000%, 12/01/49	3/25 at 103.00	N/R	1,096,660
1,050	Independence Metropolitan District 3, Elbert County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 6.250%, 12/01/49	6/24 at 103.00	N/R	1,140,174
2,500	Independence Water & Sanitation District, Elbert County, Colorado, Special Revenue Bonds, Series 2019, 7.250%, 12/01/38	6/24 at 103.00	N/R	2,719,000
500	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50	12/23 at 103.00	N/R	540,390

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$615	Jones District Community Authority Board, Centennial, Colorado, Special Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 5.750%, 12/01/50	12/25 at 103.00	N/R	542,319
1,000	Kinston Metropolitan District 5, Loveland, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 4.625%, 12/01/35	12/25 at 103.00	N/R	1,114,920
1,000	Lakes at Centerra Metropolitan District 2, Loveland, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018A, 5.250%, 12/01/47	12/23 at 103.00	N/R	1,073,820
500	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/39	9/24 at 103.00	N/R	545,500
500	Littleton Village Metropolitan District No 2, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Series 2015, 5.375%, 12/01/45	7/21 at 103.00	N/R	515,830
	Mayberry Community Authority, Colorado Springs, El Paso County, Colorado, Special Revenue Bonds, Series 2021A:
500	5.000%, 12/01/41	6/26 at 103.00	N/R	533,615
500	5.000%, 4/15/51	6/26 at 103.00	N/R	524,960
	Mirabelle Metropolitan District 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2020A:
500	5.000%, 12/01/39	3/25 at 103.00	N/R	547,930
1,000	5.000%, 12/01/49	3/25 at 103.00	N/R	1,086,600
1,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50	12/25 at 103.00	N/R	1,115,980
1,000	Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	12/25 at 103.00	N/R	1,088,170
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
2,500	5.000%, 12/01/39	12/24 at 103.00	N/R	2,758,175
6,500	5.000%, 12/01/49	12/24 at 103.00	N/R	7,110,415
500	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	539,940
290	Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51, 144A	3/26 at 103.00	N/R	320,343
1,305	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding Series 2013, 4.500%, 12/01/30, 144A	12/22 at 100.00	N/R	1,344,137
	Prairie Center Metopolitan District No 3, In the City of Brighton, Adams County, Colorado, Limited Property Tax Supported Primary Improvements Revenue Bonds, Refunding Series 2017A:
1,560	4.125%, 12/15/27, 144A	12/26 at 100.00	N/R	1,670,760
2,000	5.000%, 12/15/41, 144A	12/26 at 100.00	N/R	2,196,200
980	Prairie Center Metropolitan District No 3, Brighton, Colorado, Special Revenue Bonds, Park and Recreation Improvements Series 2018, 5.125%, 12/15/42	12/23 at 103.00	N/R	1,055,352
1,500	Prairie Farm Metropolitan District, In the City of Commerce City, Adams County, Colorado, Limited Tax Convertible to Unlimited Tax, General Obligation Bonds, Series 2018A, 5.250%, 12/01/48	12/22 at 103.00	N/R	1,611,780

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$500	Raindance Metropolitan District 1, Acting by and through its Water Activity Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.000%, 12/01/40	12/25 at 103.00	N/R	550,405
2,000	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/47	12/27 at 100.00	A2	2,426,700
500	Regional Transportation District, Colorado, Private Activity Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A, 4.000%, 7/15/36	1/31 at 100.00	Baa2	599,785
1,865	Regional Transportation District, Colorado, Sales Tax Revenue Bonds, Fastracks Project, Series 2016A, 5.000%, 11/01/46	11/26 at 100.00	Aa2	2,212,039
1,016	Silver Leaf Metropolitan District, Jefferson County, Colorado, General Obligation Limited Tax Bonds, Series 2021A-3, 5.250%, 12/01/50	6/26 at 103.00	N/R	1,035,903
875	South Maryland Creek Ranch Metropolitan District, Summitt County, Colorado, Limited Tax General Obligation Bonds, Limited Tax Convertible to Unlimited Tax Series 2018A, 5.625%, 12/01/47	12/23 at 103.00	N/R	946,908
1,400	South Sloan’s Lake Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2019, 4.000%, 12/01/39 – AGM Insured	12/29 at 100.00	Baa3	1,626,716
1,650	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020, 5.000%, 12/01/40	12/25 at 103.00	N/R	1,835,971
500	Tallman Gulch Metropolitan District, Douglas County, Colorado, Limited Tax General Obligation Refunding and Improvement Bonds,Subordinate Limited Tax General Obligation Bonds, Series 2018A, 5.250%, 12/01/47	12/22 at 103.00	N/R	531,495
	Trails at Crowfoot Metropolitan District 3, Parker, Colorado, Limited Tax General Obligation Bonds, Series 2019A:
1,500	5.000%, 12/01/39	9/24 at 103.00	N/R	1,631,280
1,000	5.000%, 12/01/49	9/24 at 103.00	N/R	1,079,570
1,970	Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax General Obligation and Special Revenue Bonds, Convertible to Unlimited Tax Refunding Subordinate Series 2019, 3.250%, 12/15/50 – AGM Insured	12/24 at 103.00	AA	2,107,230
	Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019:
500	5.125%, 12/01/34	12/23 at 103.00	N/R	544,845
3,820	5.375%, 12/01/39	12/23 at 103.00	N/R	4,166,245
1,600	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 6.000%, 12/01/50	12/23 at 81.31	N/R	1,176,032
2,000	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50	12/23 at 103.00	N/R	2,136,360
1,000	Verve Metropolitan District 1, Jefferson County and the City and County of Broomfield, Colorado, General Obligation Bonds, Refunding and Improvement Limited Tax Series 2021, 5.000%, 12/01/51	3/26 at 103.00	N/R	1,101,390
1,000	Willow Springs Ranch Metropolitan District, Monument, El Paso County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	12/24 at 103.00	N/R	1,083,080
500	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/39	9/24 at 103.00	N/R	543,645

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,856	Woodmen Heights Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Refunding Subordinate Series 2020B-2, 7.500%, 12/15/40	12/25 at 103.00	N/R	1,947,482
104,462	Total Colorado			113,869,640
	Connecticut – 1.0%
200	Connecticut Development Authority, Airport Facilities Revenue Bonds, Learjet Inc, Series 2004, 7.950%, 4/01/26 (AMT)	7/21 at 100.00	Caa2	200,230
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility Expansion Church Home of Hartford Inc Project, Series 2016A, 5.000%, 9/01/46, 144A	9/26 at 100.00	BB	111,728
2,025	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Nuvance Health Series 2019A, 3.000%, 7/01/39 – AGM Insured	7/29 at 100.00	A2	2,158,913
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital, Series 2021L-1, 4.000%, 7/01/30	No Opt. Call	BBB+	609,280
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2020A:
1,000	4.000%, 5/01/36	5/30 at 100.00	AA-	1,209,560
3,750	5.000%, 5/01/37	5/30 at 100.00	AA-	4,883,137
750	5.000%, 5/01/38	5/30 at 100.00	AA-	974,498
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes, Series 2021A:
1,645	4.000%, 5/01/36	5/31 at 100.00	AA-	2,014,237
1,040	5.000%, 5/01/41	5/31 at 100.00	AA-	1,360,268
1,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Refunding Series 2017, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	1,162,080
12,010	Total Connecticut			14,683,931
	Delaware – 0.2%
	Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical Center Project, Series 2018:
1,000	4.375%, 6/01/48	12/28 at 100.00	BBB	1,131,320
1,500	5.000%, 6/01/48	12/28 at 100.00	BBB	1,787,145
35	Kent County, Delaware, Student Housing & Dining Facility Revenue Bonds, Collegiate Housing Foundation - Dover LLC Delaware State University Project, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	BB-	39,701
2,535	Total Delaware			2,958,166
	District of Columbia – 2.3%
65	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	72,451
275	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Refunding & Subordinate Lien Series 2019B, 4.000%, 10/01/35	10/29 at 100.00	Baa2	324,962

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia (continued)
$3,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	Baa1	3,094,380
415	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2018A, 5.000%, 10/01/26 (AMT)	No Opt. Call	A+	505,379
1,500	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2019A, 5.000%, 10/01/34 (AMT)	10/29 at 100.00	A+	1,922,805
	Metropolitan Washington DC Airports Authority, Airport System Revenue Bonds, Refunding Series 2021A:
1,620	5.000%, 10/01/26 (AMT) (WI/DD, Settling 7/08/21)	No Opt. Call	A+	1,971,702
3,235	5.000%, 10/01/27 (AMT) (WI/DD, Settling 7/08/21)	No Opt. Call	A+	4,031,425
2,330	5.000%, 10/01/28 (AMT) (WI/DD, Settling 7/08/21)	No Opt. Call	A+	2,970,727
2,600	5.000%, 10/01/29 (AMT) (WI/DD, Settling 7/08/21)	No Opt. Call	A+	3,382,626
2,695	5.000%, 10/01/30 (AMT) (WI/DD, Settling 7/08/21)	No Opt. Call	A+	3,562,413
2,160	5.000%, 10/01/31 (AMT) (WI/DD, Settling 7/08/21)	No Opt. Call	A+	2,910,362
	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021A:
505	4.000%, 10/01/35	10/30 at 100.00	A+	610,914
1,265	4.000%, 10/01/39	10/30 at 100.00	A+	1,514,471
	Washington Convention and Sports Authority, Washington DC, Dedicated Tax Revenue Bonds, Refunding Senior Lien Series 2021B:
370	4.000%, 10/01/33	10/30 at 100.00	A+	449,228
430	4.000%, 10/01/34	10/30 at 100.00	A+	521,125
185	4.000%, 10/01/35	10/30 at 100.00	A+	223,800
825	4.000%, 10/01/36	10/30 at 100.00	A+	995,998
1,000	4.000%, 10/01/37	10/30 at 100.00	A+	1,203,870
625	4.000%, 10/01/38	10/30 at 100.00	A+	750,675
1,005	4.000%, 10/01/39	10/30 at 100.00	A+	1,203,196
26,105	Total District of Columbia			32,222,509
	Florida – 7.4%
3,105	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Shands Healthcare Project, Series 2007A, 0.960%, 12/01/37 (3-Month LIBOR *67% reference rate + 0.870% spread) (7)	8/21 at 100.00	A3	3,078,949
570	Avalon Groves Community Development District, Florida, Special Assessment Bonds, Phases 3 and 4 Sub-Assessment Area One Project, Series 2021, 4.000%, 5/01/51	5/34 at 100.00	N/R	612,055
1,000	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Ave Maria National Project, Series 2021, 3.750%, 5/01/41	5/31 at 100.00	N/R	1,044,320
485	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, 2021 Project Series 2021, 4.000%, 5/01/52, 144A	5/31 at 100.00	N/R	511,617
1,000	Bannon Lakes Community Development District, Saint Johns County, Florida, Special Assessment Revenue Bonds, Series 2021, 4.000%, 5/01/51, 144A	5/31 at 100.00	N/R	1,054,020

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$345	Bay Laurel Center Community Development District, Marion County, Florida, Special Assessment Bonds, Refunding Indigo Series 2016, 4.125%, 5/01/31	5/27 at 100.00	N/R	369,850
1,000	Beaumont Communit Development District 1, City of Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1, 5.625%, 11/01/49, 144A	11/29 at 100.00	N/R	1,158,700
	Broward County, Florida, Port Facilities Revenue Bonds, Series 2019B:
1,500	4.000%, 9/01/37 (AMT) (UB) (4)	9/29 at 100.00	A	1,759,770
2,500	4.000%, 9/01/39 (AMT) (UB) (4)	9/29 at 100.00	A	2,920,450
240	Cape Coral Health Facilities Authority, Florida, Senior Housing Revenue Bonds, Gulf Care Inc Project, Series 2015, 5.750%, 7/01/30, 144A	7/25 at 100.00	N/R	262,037
3,225	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, Franklin Academy Projects, Series 2020, 5.000%, 12/15/40, 144A	7/26 at 100.00	N/R	3,568,043
255	Capital Trust Agency, Florida, Educational Facilities Lease Revenue Bonds, South Tech Schools Project, Series 2020A, 5.000%, 6/15/55, 144A	6/27 at 100.00	N/R	274,395
900	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Imagine School at North Manatee, Series 2021A, 5.000%, 6/01/56, 144A	6/31 at 100.00	N/R	982,269
1,000	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, Pineapple Cove Classical Academy, Series 2019A, 5.250%, 7/01/49, 144A	1/29 at 100.00	N/R	1,130,700
100	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, The Florida Charter Educational Foundation, Inc Projects, Series 2018A, 5.375%, 6/15/48, 144A	6/28 at 100.00	N/R	112,597
50	Capital Trust Agency, Florida, Revenue Bonds, Babcock Neighborhood School Inc, Series 2018, 6.100%, 8/15/38, 144A	8/28 at 100.00	N/R	55,823
1,000	Capital Trust Agency, Florida, Revenue Bonds, Educational Growth Fund, LLC, Charter School Portfolio Projects, Series 2021A-1, 5.000%, 7/01/56, 144A	7/31 at 100.00	N/R	1,184,930
2,610	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A (6), (8)	6/28 at 100.00	N/R	1,429,003
100	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2017A, 4.375%, 6/15/27, 144A	No Opt. Call	N/R	106,718
500	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	551,995
1,000	Capital Trust Agency, Florida, Revenue Bonds, St Johns Classical Academy, Refunding Series 2021A, 4.000%, 6/15/56, 144A	6/30 at 100.00	N/R	1,034,620
100	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2017A, 5.000%, 10/15/47, 144A	10/27 at 100.00	Ba2	112,106
100	Capital Trust Agency, Florida, Revenue Bonds, Viera Charter School Project, Series 2019A, 5.000%, 10/15/39, 144A	10/27 at 100.00	Ba2	113,459
	Central Florida Expressway Authority, Revenue Bonds, Refunding Senior Lien Series 2021:
1,090	4.000%, 7/01/34 – AGM Insured	7/31 at 100.00	AA	1,353,715
195	4.000%, 7/01/37 – AGM Insured	7/31 at 100.00	AA	240,158
600	4.000%, 7/01/38 – AGM Insured	7/31 at 100.00	AA	736,488
530	4.000%, 7/01/39 – AGM Insured	7/31 at 100.00	AA	648,868
1,500	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49, 144A (AMT)	10/27 at 100.00	N/R	1,669,275

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$150	Copperspring Community Development District, Pasco County, Florida, Special Assessment Bonds, Series 2019, 4.000%, 12/15/39	12/29 at 100.00	N/R	163,074
1,000	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Assessment Area One, Series 2018A, 5.100%, 5/01/48, 144A	5/28 at 100.00	N/R	1,120,260
500	Eden Hills Community Development District, Lake Alfred, Florida, Special Assessment Revenue Bonds, Phase 1 Series 2020, 4.125%, 5/01/51	5/30 at 100.00	N/R	528,800
1,000	Escambia County Health Facilities Authority, Florida, Health Care Facilities Revenue Bonds, Baptist Health Care Corporation Obligated, Series 2020A, 4.000%, 8/15/45 – AGM Insured (UB) (4)	2/30 at 100.00	A2	1,172,600
290	Fiddlers Creek Community Development District 2, Collier County, Florida, Special Assessment Revenue Bonds, Refunding Series 2019, 5.000%, 5/01/35	5/29 at 100.00	N/R	346,057
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A, 4.750%, 7/15/36, 144A	7/26 at 100.00	N/R	109,050
1,250	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Mater Academy Projects, Series 2020A, 5.000%, 6/15/40, 144A	6/27 at 100.00	BBB	1,436,800
500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2012A, 6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	515,555
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C, 5.000%, 9/15/40, 144A	9/27 at 100.00	N/R	113,111
500	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, River City Science Academy Projects, Series 2021A, 4.000%, 7/01/55	7/28 at 100.00	Baa3	538,635
1,510	Florida Development Finance Corporation, Florida, Solid Waste Disposal Revenue Bonds, Waste Pro USA, Inc Project, Series 2019, 5.000%, 5/01/29, 144A (AMT)	5/22 at 105.00	N/R	1,630,000
12,320	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49, 144A (AMT)	1/24 at 107.00	N/R	13,555,573
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
10,100	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	8/21 at 104.00	N/R	10,416,433
2,120	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	8/21 at 104.00	N/R	2,182,540
1,100	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Jacksonville University Project, Series 2018A-1, 5.000%, 6/01/48, 144A	6/28 at 100.00	N/R	1,306,602
1,000	Greater Orlando Aviation Authority, Florida, Special Purpose Airport Facilities Revenue Bonds, JetBlue Airways Corporation, Series 2013, 5.000%, 11/15/36 (AMT)	5/23 at 100.00	N/R	1,059,300
500	Hidden Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Assessment Area Three, Series 2019A-1, 5.250%, 11/01/39, 144A	11/29 at 100.00	N/R	573,060
6,875	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General Hospital, Series 2020A, 3.500%, 8/01/55 (UB) (4)	2/31 at 100.00	Baa1	7,594,812
1,500	Jacksonville, Florida, Health Care Facilities Revenue Bonds, Brooks Rehabilitation, Series 2020, 4.000%, 11/01/45	11/29 at 100.00	A-	1,727,070
2,000	Jacksonville, Florida, Special Revenue Bonds, Refunding Series 2017A, 5.250%, 10/01/42	10/27 at 100.00	A1	2,522,400
175	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Ranch South Project, Series 2016, 5.000%, 5/01/36	5/26 at 100.00	N/R	192,960

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,000	Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019, 4.500%, 5/01/51	5/30 at 100.00	N/R	1,074,570
100	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 5.875%, 7/01/37, 144A	7/27 at 100.00	N/R	111,488
2,500	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BBB+	2,793,150
1,670	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2020A, 4.000%, 10/01/39	10/30 at 100.00	A-	1,996,168
	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2021:
510	3.000%, 10/01/36	4/31 at 100.00	A+	574,112
1,195	3.000%, 10/01/40	4/31 at 100.00	A+	1,331,804
145	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24	8/21 at 100.00	N/R	145,248
1,500	Mirada II Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	1,573,335
160	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019, 4.500%, 5/01/40	5/29 at 100.00	N/R	175,422
1,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2021, 4.000%, 8/01/51	8/31 at 100.00	N/R	1,064,890
630	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021C, 5.000%, 11/15/52 (Mandatory Put 11/15/26) (WI/DD, Settling 7/01/21)	No Opt. Call	AA	775,398
100	Pinellas County Industrial Development Authority, Florida, Industrial Development Revenue Bonds, Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc, Project, Series 2019, 5.000%, 7/01/29	No Opt. Call	N/R	115,272
165	Rhodine Road North Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019, 4.750%, 5/01/50	5/29 at 100.00	N/R	181,906
	Sarasota National Community Development District, Florida, Special Assessment Bonds, Refunding Series 2020:
1,000	3.500%, 5/01/31	5/30 at 100.00	N/R	1,084,610
1,135	4.000%, 5/01/39	5/30 at 100.00	N/R	1,238,081
1,560	Seminole County Industrial Development Authority, Florida, Retirement Facility Revenue Bonds, Legacy Pointe At UCF Project, Series 2019A, 5.750%, 11/15/54	11/26 at 103.00	N/R	1,730,087
500	Spencer Creek Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2019, 5.250%, 5/01/49	5/29 at 100.00	N/R	570,255
750	Summer Woods Community Development District, Manatee County, Florida, Special Assessment Bonds, Area 2 Project 2021, Series 2021, 4.000%, 5/01/51	5/31 at 100.00	N/R	783,472
	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H Lee Moffitt Cancer Center Project, Series 2020A:
3,305	0.000%, 9/01/45	9/30 at 54.56	A+	1,435,229
4,644	0.000%, 9/01/49	9/30 at 46.08	A+	1,689,627
3,790	0.000%, 9/01/53	9/30 at 38.62	A+	1,147,006

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$205	Tampa, Florida, Revenue Bonds, H Lee Moffitt Cancer Center and Research Institute, Series 2020B, 4.000%, 7/01/39	7/30 at 100.00	A-	241,795
2,000	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2017B, 4.000%, 7/01/42	7/28 at 100.00	A2	2,302,880
500	Towne Park Community Development District, Florida, Special Assessment Bonds, Area 3B Project, Series 2019, 4.625%, 5/01/50	5/30 at 100.00	N/R	555,225
	Triple Creek Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Series 2019A:
100	4.625%, 5/01/39	5/29 at 100.00	N/R	111,195
200	4.750%, 5/01/50	5/29 at 100.00	N/R	219,492
90	Villamar Community Development District, Winter Haven, Florida, Special Assessment Revenue Bonds, Series 2019, 4.625%, 5/01/39	5/29 at 100.00	N/R	100,159
700	Windward Community Development District, Florida, Special Assessment Bonds, Series 2020A-1, 4.500%, 5/01/51	5/30 at 100.00	N/R	746,172
102,344	Total Florida			102,749,670
	Georgia – 0.7%
	Atlanta Development Authority, Georgia, Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center Project, Current Interest Series 2017A-1:
1,500	6.750%, 1/01/35	1/28 at 100.00	N/R	1,054,320
500	7.000%, 1/01/40	1/28 at 100.00	N/R	351,480
1,000	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Subordinate Lien Series 2019D, 4.000%, 7/01/40 (AMT)	7/29 at 100.00	A+	1,167,300
200	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Series 2019A, 5.000%, 1/01/36	7/28 at 100.00	BBB+	247,958
1,500	Municipal Electric Authority of Georgia, General Resolution Projects Subordinated Bonds, Series 20188HH, 5.000%, 1/01/29	1/28 at 100.00	A-	1,876,455
1,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2016A, 5.000%, 1/01/28	7/26 at 100.00	BBB+	1,801,980
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A3	3,286,860
9,200	Total Georgia			9,786,353
	Guam – 0.4%
1,000	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D, 5.000%, 11/15/27	11/25 at 100.00	BB	1,169,690
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2021F Forward Delivery:
185	5.000%, 1/01/30 (WI/DD, Settling 10/07/21)	No Opt. Call	Ba1	233,139
185	5.000%, 1/01/31 (WI/DD, Settling 10/07/21)	No Opt. Call	Ba1	236,696
435	4.000%, 1/01/36 (WI/DD, Settling 10/07/21)	1/31 at 100.00	Ba1	505,949
420	4.000%, 1/01/42 (WI/DD, Settling 10/07/21)	1/31 at 100.00	Ba1	479,623
1,100	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	BB	1,125,663

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Guam (continued)
$1,700	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Refunding Series 2021A, 5.000%, 11/01/35	5/31 at 100.00	Ba1	2,165,460
90	Guam Government, General Obligation Bonds, Series 2019, 5.000%, 11/15/31 (AMT)	5/29 at 100.00	BB-	105,231
5,115	Total Guam			6,021,451
	Idaho – 0.2%
1,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2018A, 5.000%, 3/01/36	9/28 at 100.00	A-	1,236,750
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway Trust Funds, Series 2021A:
645	4.000%, 7/15/38	7/31 at 100.00	A2	782,895
500	4.000%, 7/15/39	7/31 at 100.00	A2	605,310
2,145	Total Idaho			2,624,955
	Illinois – 6.3%
500	Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1, Refunding Series 2019, 5.250%, 3/01/41	3/28 at 100.00	N/R	534,705
1,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A-	1,244,900
1,335	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/35	12/24 at 100.00	BB	1,511,634
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2012B:
1,000	5.000%, 12/01/34	12/22 at 100.00	Ba3	1,055,530
1,000	4.000%, 12/01/35	12/22 at 100.00	Ba3	1,037,550
3,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017C, 5.000%, 12/01/30	12/27 at 100.00	BB	4,022,135
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34	12/27 at 100.00	BB	1,226,970
1,445	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2021B, 5.000%, 12/01/31	12/30 at 100.00	BB	1,896,288
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2021A:
2,940	5.000%, 12/01/32	12/30 at 100.00	BB	3,843,139
1,650	5.000%, 12/01/39	12/30 at 100.00	BB	2,121,751
2,000	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/31	12/26 at 100.00	AA	2,457,560
780	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Second Lien Series 2020A, 5.000%, 12/01/55 (UB) (4)	12/29 at 100.00	A+	961,912
	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014:
5,000	5.250%, 12/01/49	12/24 at 100.00	AA	5,777,650
7,500	5.250%, 12/01/49 (UB) (4)	12/24 at 100.00	AA	8,666,475
100	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, River Point Plaza Redevelopment Project, Series 2018, 4.835%, 4/15/28, 144A	1/23 at 100.00	N/R	103,853

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2016C, 5.000%, 1/01/32	1/26 at 100.00	A	1,184,110
3,830	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2016D, 5.000%, 1/01/47	1/27 at 100.00	A	4,634,070
1,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2016G, 5.000%, 1/01/52 (AMT)	1/27 at 100.00	A	1,192,910
1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.000%, 1/01/40	7/21 at 100.00	Ba1	1,002,340
2,000	Chicago, Illinois, General Obligation Bonds, Refunding Series 2020A, 5.000%, 1/01/30	No Opt. Call	BBB-	2,594,780
1,000	Chicago, Illinois, Midway Airport Revenue Bonds, Refunding Second Lien Series 2014A, 5.000%, 1/01/31 (AMT)	1/24 at 100.00	A-	1,102,370
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2021A:
1,825	5.000%, 11/15/31	11/30 at 100.00	A2	2,432,670
1,200	5.000%, 11/15/32	11/30 at 100.00	A2	1,593,564
1,175	5.000%, 11/15/33	11/30 at 100.00	A2	1,549,461
	Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A:
180	4.000%, 11/15/39	11/30 at 100.00	AA-	215,932
485	4.000%, 11/15/40	11/30 at 100.00	AA-	580,807
5,000	Illinois Finance Authority Revenue Bonds, OSF Healthcare System, Refunding Series 2018A, 4.125%, 5/15/47	11/28 at 100.00	A3	5,769,550
485	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 5.750%, 12/01/35, 144A	12/25 at 100.00	N/R	545,717
1,025	Illinois Finance Authority, Health Services Facility Lease Revenue Bonds, Provident Group - UIC Surgery Center, LLC - University of Illinois Health Services Facility Project, Series 2020, 4.000%, 10/01/50	10/30 at 100.00	BBB+	1,171,411
875	Illinois Finance Authority, Revenue Bonds, Lutheran Home and Services, Series 2019A, 5.000%, 11/01/49	11/26 at 103.00	N/R	989,502
	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A:
225	5.000%, 10/01/46 (Pre-refunded 10/01/25) (UB) (4)	10/25 at 100.00	N/R (9)	267,287
25	5.000%, 10/01/46 (UB)	10/25 at 100.00	AA-	29,268
4,400	Illinois State, General Obligation Bonds, Build America Taxable Bonds, Series 2010-4, 7.100%, 7/01/35	No Opt. Call	BBB-	5,809,408
750	Illinois State, General Obligation Bonds, March Series 2021A, 4.000%, 3/01/39	3/31 at 100.00	BBB-	884,160
5,000	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 6.725%, 4/01/35	No Opt. Call	BBB-	6,301,250
1,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/23	6/22 at 100.00	BB+	1,043,600
1,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 0.000%, 12/15/52 – BAM Insured	No Opt. Call	AA	672,420
2,500	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A, 0.000%, 12/15/37 – NPFG Insured	No Opt. Call	BB+	1,667,325
430	Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill Station Redevelopment Project, Senior Lien Series 2019, 5.000%, 1/01/39	1/26 at 100.00	N/R	446,641

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Second Lien Series 2020A:
$2,500	5.000%, 1/01/29	No Opt. Call	AA-	3,205,875
3,000	5.000%, 1/01/30	No Opt. Call	AA-	3,923,370
73,910	Total Illinois			87,271,850
	Indiana – 1.2%
1,420	Gary Local Public Improvement Bond Bank, Indiana, Economic Development Revenue Bonds, Drexel Foundation for Educational Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A	6/30 at 100.00	N/R	1,566,942
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/39	10/24 at 100.00	Baa1	1,125,850
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2021A, 4.125%, 12/01/26	No Opt. Call	B-	1,095,050
110	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	B-	113,797
1,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2020, 6.750%, 5/01/39 (AMT)	11/30 at 100.00	B-	1,289,960
560	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010, 5.125%, 8/15/27	8/21 at 100.00	Baa2	562,016
3,250	Indiana Finance Authority, Provate Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A, 5.250%, 1/01/51 (AMT)	7/23 at 100.00	BBB+	3,540,907
2,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/40	10/24 at 100.00	A+	2,277,040
2,500	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension Health, Series 2006B-7, 5.000%, 11/15/46	11/26 at 100.00	Aa2	3,009,475
1,770	Northern Indiana Commuter Transportation District, Inidiana, Limited Obligation Revenue Bonds, Series 2016, 5.000%, 7/01/35	7/26 at 100.00	AA-	2,127,947
14,610	Total Indiana			16,708,984
	Iowa – 0.3%
1,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health, Series 2016E, 4.000%, 8/15/46	2/26 at 100.00	A1	1,107,010
1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	1,031,850
115	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Refunding Series 2019, 3.125%, 12/01/22	7/21 at 103.00	B+	117,408
1,250	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	BB-	1,355,188
3,365	Total Iowa			3,611,456

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Kansas – 0.6%
	Kansas Development Finance Authority, Hospital Revenue Bonds, Advent Health Obligated Group, Series 2021B:
$1,575	5.000%, 11/15/54 (Mandatory Put 11/15/31) (WI/DD, Settling 7/01/21)	No Opt. Call	AA	2,151,938
680	5.000%, 11/15/54 (Mandatory Put 11/15/28) (WI/DD, Settling 7/01/21)	No Opt. Call	AA	876,887
990	Kansas Independent College Finance Authority, Educational Facilities Revenue Bonds, Ottawa University Project, Series 2015, 7.000%, 6/01/45, 144A	6/22 at 103.00	N/R	1,047,371
	Overland Park Development Corporation, Kansas, Revenue Bonds, Convention Center Hotel, Refunding & improvement Series 2019:
1,680	5.000%, 3/01/25	No Opt. Call	BB-	1,756,658
1,500	5.000%, 3/01/44	3/29 at 100.00	BB-	1,557,240
500	5.000%, 3/01/49	3/29 at 100.00	BB-	518,175
6,925	Total Kansas			7,908,269
	Kentucky – 1.6%
60	Ashland, Kentucky, Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a King's Daughters Medical Center Project, Refunding Series 2019, 4.000%, 2/01/35	2/30 at 100.00	BBB-	68,810
1,000	Bell County, Kentucky, Special Assessment Industrial Building Revenue Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40	12/30 at 100.00	N/R	1,069,650
3,255	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Refunding Series 2006B, 2.125%, 10/01/34 (AMT)	6/31 at 100.00	A	3,314,046
4,315	Carroll County, Kentucky, Environmental Facilities Revenue Bonds, Kentucky Utilities Company Project, Series 2008A, 2.000%, 2/01/32 (AMT)	6/31 at 100.00	A	4,387,276
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc, Series 2017A, 5.000%, 12/01/45 – AGM Insured (UB) (4)	12/27 at 100.00	A2	1,220,330
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
1,500	5.000%, 7/01/27	7/25 at 100.00	Baa2	1,729,410
1,000	5.000%, 7/01/30	7/25 at 100.00	Baa2	1,131,990
2,500	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project, Refunding Series 2016A, 5.000%, 9/01/36 – NPFG Insured	9/26 at 100.00	Baa1	3,032,675
1,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 122, Series 2019A, 4.000%, 11/01/34	11/28 at 100.00	A1	1,161,270
2,000	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare, Inc, Series 2020A, 3.000%, 10/01/43	10/29 at 100.00	A	2,116,920
1,000	Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series 2020B, 5.500%, 12/01/60	12/30 at 100.00	N/R	1,038,650
1,475	Trimble County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2016A, 1.300%, 9/01/44 (Mandatory Put 9/01/27) (AMT)	No Opt. Call	A	1,488,393
20,105	Total Kentucky			21,759,420
	Louisiana – 2.4%
2,785	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%, 12/01/34	12/29 at 100.00	BB+	3,094,358

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$1,000	Lakeshore Villages Master Community Development District, Louisiana, Special Assessment Revenue Bonds, Series 2021, 4.000%, 6/01/51	6/31 at 100.00	N/R	1,055,280
280	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A	11/28 at 100.00	N/R	311,850
1,150	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lincoln Preparatory School Project, Series 2021A, 5.250%, 6/01/51, 144A	6/31 at 100.00	N/R	1,272,601
	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2020A:
5,355	3.000%, 5/15/47 (UB) (4)	5/30 at 100.00	A3	5,734,777
2,145	4.000%, 5/15/49 (UB) (4)	5/30 at 100.00	A3	2,491,181
500	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A	4/27 at 100.00	N/R	519,425
	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Taxable Refunding Series 2021:
2,000	2.839%, 6/01/41 – AGM Insured	6/31 at 100.00	BBB+	2,002,600
1,500	2.939%, 6/01/45 – AGM Insured	6/31 at 100.00	BBB+	1,491,750
2,160	New Orleans, Louisiana, Water Revenue Bonds, Taxable Refunding Series 2021, 2.889%, 12/01/41 – AGM Insured	12/31 at 100.00	BBB+	2,189,095
4,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2008, 6.100%, 6/01/38 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	5,294,400
500	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	671,915
725	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010A, 6.350%, 10/01/40, 144A	6/30 at 100.00	BB-	974,277
1,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010B, 6.100%, 12/01/40 (Mandatory Put 6/01/30), 144A	No Opt. Call	BB-	1,323,600
1,000	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2011, 5.850%, 8/01/41 (Mandatory Put 6/01/25), 144A	No Opt. Call	BB-	1,150,330
2,500	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-1, 2.000%, 6/01/37 (Mandatory Put 4/01/23)	No Opt. Call	BBB-	2,558,525
1,000	Saint John the Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation Project, Refunding Series 2017A-3, 2.200%, 6/01/37 (Mandatory Put 7/01/26)	No Opt. Call	BBB-	1,046,870
29,600	Total Louisiana			33,182,834
	Maryland – 1.1%
2,840	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/39	9/27 at 100.00	CCC	2,992,451
200	Frederick County, Maryland, Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020A, 5.000%, 7/01/43, 144A	7/30 at 102.00	N/R	239,846
145	Frederick County, Maryland, Tax Increment and Special Tax Limited Obligation Bonds, Jefferson Technology Park Project, Refunding Series 2020B, 4.625%, 7/01/43, 144A	7/30 at 102.00	N/R	175,808
1,000	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	8/21 at 100.00	BB-	1,011,280

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$500	Maryland Economic Development Corporation, Private Activity Revenue Bonds RSA, Purple Line Light Rail Project, Green Bonds, Series 2016A, 5.000%, 3/31/24 (AMT)	11/21 at 100.00	B-	509,625
500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (6)	8/21 at 100.00	N/R	300,000
1,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (6)	8/21 at 100.00	N/R	600,000
1,000	Maryland Economic Development Corporation, Special Obligation Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/50	9/30 at 100.00	N/R	1,155,380
1,000	Maryland Health and HIgher Educational Facilities Authority, Revenue Bonds, Stevenson University, Series 2021A, 4.000%, 6/01/55	6/31 at 100.00	BBB-	1,134,990
5,000	Maryland Stadium Authority, Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2020A, 5.000%, 5/01/50	No Opt. Call	AA-	7,506,200
13,185	Total Maryland			15,625,580
	Massachusetts – 0.5%
	Massachusetts Development Finance Agency Revenue Refunding Bonds, NewBridge on the Charles, Inc Issue, Series 2017:
165	5.000%, 10/01/47, 144A	10/22 at 105.00	BB+	180,840
1,000	5.000%, 10/01/57, 144A	10/22 at 105.00	BB+	1,094,670
185	Massachusetts Development Finance Agency, Revenue Bonds, Beth Israel Lahey Health Issue, Series 2019K, 5.000%, 7/01/31	7/29 at 100.00	A3	236,778
2,000	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A, 5.000%, 10/01/43	10/26 at 100.00	Baa2	2,357,420
2,500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Taxable Refunding Senior Series 2020B, 1.134%, 8/15/26	No Opt. Call	Aa2	2,519,175
5,850	Total Massachusetts			6,388,883
	Michigan – 0.8%
5,000	Detroit, Wayne County, Michigan, General Obligation Bonds, Financial Recovery Series 2014B-1, 4.000%, 4/01/44	8/21 at 100.00	N/R	4,893,600
3,250	Lansing Community College, Michigan, General Obligation Bonds, College Building & Site, Limited Tax Series 2019, 3.000%, 5/01/49	5/29 at 100.00	AA	3,399,175
19,145	Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds, 2007 Sold Tobacco Receipts, Series 2020B2-CL2, 0.000%, 6/01/65	12/30 at 18.38	N/R	2,571,748
27,395	Total Michigan			10,864,523
	Minnesota – 0.8%
1,400	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A, 5.750%, 7/01/46	7/25 at 100.00	N/R	1,512,742
50	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Twin Cities International Schools Project, Series 2017A, 5.000%, 12/01/47, 144A	12/27 at 100.00	N/R	55,763
3,000	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Yinghua Academy Project, Series 2013A, 6.125%, 7/01/48	7/23 at 100.00	BB+	3,208,740
2,000	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series 2015A, 5.000%, 11/15/44	11/25 at 100.00	A3	2,324,560

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$1,135	Moorhead, Minnesota, Educational Facilities Revenue Bonds, The Concordia College Corporation Project, Series 2016, 5.000%, 12/01/40	12/25 at 100.00	Baa1	1,278,180
30	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project, Series 2016A, 5.000%, 4/01/46 (6)	4/26 at 100.00	N/R	27,230
1,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	1,100,410
250	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Refunding Series 2020A, 5.000%, 9/01/55	9/30 at 100.00	BB+	298,133
840	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%, 11/15/47	11/27 at 100.00	A3	1,022,582
9,705	Total Minnesota			10,828,340
	Mississippi – 0.6%
1,000	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A, 4.250%, 10/15/49 (Mandatory Put 10/15/39), 144A	10/26 at 100.00	N/R	967,010
1,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%, 10/15/35	10/25 at 100.00	A-	1,161,130
	Mississippi State, Gaming Tax Revenue Bonds, Series 2019A:
2,000	5.000%, 10/15/32	10/28 at 100.00	A-	2,503,080
2,800	4.000%, 10/15/38	10/28 at 100.00	A-	3,211,292
1,140	University of Mississippi Educational Building Corporation, Revenue Bonds, Facilities Refinancing Project, Refunding Series 2019A, 3.000%, 10/01/34	10/29 at 100.00	Aa2	1,247,776
7,940	Total Mississippi			9,090,288
	Missouri – 1.1%
1,075	Blue Springs, Missouri, Special Obligation Tax Increment Bonds, Adams Farm Project, Special Districts Refunding & Improvement Series 2015A, 5.250%, 6/01/39	6/24 at 100.00	N/R	1,098,510
	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeasthealth, Series 2021:
100	4.000%, 3/01/41	3/31 at 100.00	Ba1	116,048
315	3.000%, 3/01/46	3/31 at 100.00	Ba1	328,224
85	4.000%, 3/01/46	3/31 at 100.00	Ba1	97,630
4,940	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2020, 3.000%, 6/01/53 (UB) (4)	6/30 at 100.00	A+	5,222,370
975	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2012, 5.000%, 2/15/23	2/22 at 100.00	BBB+	997,630
1,246	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2016D, 3.400%, 11/01/46	11/25 at 100.00	AA+	1,326,588
1,541	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, First Place Homeownership Loan Program, Series 2017C, 3.300%, 12/01/47	2/27 at 100.00	AA+	1,648,127

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$3,155	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Expansion & Improvement Projects Series 2020, 5.000%, 10/01/45 – AGM Insured (UB) (4)	10/30 at 100.00	A2	3,960,535
13,432	Total Missouri			14,795,662
	Nevada – 0.9%
2,000	Clark County School District, Nevada, General Obligation Bonds, Limited Tax Building Series 2019B, 3.000%, 6/15/36 – AGM Insured	6/29 at 100.00	A1	2,198,620
4,000	Clark County, Nevada, General Obligation Bonds, Las Vegas Convention & Visitors Authority Convention Center Expansion, Limited Tax Series 2019C, 3.000%, 7/01/38	7/29 at 100.00	AA+	4,394,640
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A	2/31 at 100.00	N/R	2,050,940
	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Series 2017:
235	5.875%, 12/15/27 (AMT), 144A	No Opt. Call	N/R	239,800
165	6.250%, 12/15/37 (AMT), 144A	12/27 at 100.00	N/R	165,861
1,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38, 144A (AMT)	8/29 at 100.00	N/R	949,670
225	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38, 144A	12/25 at 100.00	BB	251,782
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 814 Summerlin Village 21& 24A, Series 2019:
175	4.000%, 6/01/39	6/29 at 100.00	N/R	192,841
745	4.000%, 6/01/49	6/29 at 100.00	N/R	807,170
100	Neveda State Director of the Department of Business and Industry, Charter School Revenue Bonds, Doral Academy of Nevada, Series 2017A, 5.000%, 7/15/47, 144A	7/25 at 100.00	BB+	109,218
825	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49	12/28 at 100.00	N/R	926,780
	Sparks, Nevada, Sales Tax Revenue Bonds, Tourism Improvement District 1 Legends at Sparks Marina, Refunding Senior Series 2019A:
30	2.500%, 6/15/24, 144A	No Opt. Call	Ba2	30,561
80	2.750%, 6/15/28, 144A	No Opt. Call	Ba2	83,455
11,580	Total Nevada			12,401,338
	New Hampshire – 0.4%
1,731	National Finance Authority, New Hampshire, Municipal Certificates Series 2020-1 Class A, 4.125%, 1/20/34	No Opt. Call	BBB	2,085,820
1,000	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2018C, 4.875%, 11/01/42, 144A (AMT)	7/23 at 100.00	B	1,060,260
865	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2020A, 3.625%, 7/01/43 (Mandatory Put 7/02/40), 144A	7/25 at 100.00	B	924,581

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Hampshire (continued)
$1,450	National Finance Authority, New Hampshire, Resource Recovery Revenue Bonds, Covanta Project, Refunding Series 2020B, 3.750%, 7/01/45 (Mandatory Put 7/02/40), 144A (AMT)	7/25 at 100.00	B	1,556,256
50	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/34	2/28 at 100.00	A	62,131
5,096	Total New Hampshire			5,689,048
	New Jersey – 1.9%
735	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2018A, 5.000%, 1/01/40	1/29 at 100.00	A+	918,596
445	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A, 3.125%, 7/01/29	7/27 at 100.00	BB+	449,098
10,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's Healthcare System Obligated Group Issue, Refunding Series 2016, 4.000%, 7/01/48	7/26 at 100.00	BBB-	11,599,980
1,020	New Jersey State, General Obligation Bonds, Covid-19 Emergency Series 2020A, 3.000%, 6/01/32	No Opt. Call	BBB+	1,159,566
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Forward Delivery Series 2022A:
710	4.000%, 6/15/38 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	810,742
890	4.000%, 6/15/39 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	1,013,087
800	4.000%, 6/15/40 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	907,568
735	4.000%, 6/15/41 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	831,719
600	4.000%, 6/15/42 (WI/DD, Settling 4/27/22)	6/32 at 100.00	BBB	676,668
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2014AA, 5.000%, 6/15/38	6/24 at 100.00	BBB	4,475,440
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 5.000%, 6/15/50	12/28 at 100.00	BBB	1,218,720
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2021A:
1,030	4.000%, 6/15/34	6/31 at 100.00	BBB	1,243,014
420	4.000%, 6/15/35	6/31 at 100.00	BBB	505,567
485	4.000%, 6/15/36	6/31 at 100.00	BBB	582,141
23,370	Total New Jersey			26,391,906
	New Mexico – 0.1%
1,000	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A	11/23 at 103.00	N/R	1,034,010
	New York – 10.5%
2,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/33	No Opt. Call	Ba1	1,506,160
2,015	Build New York City Resource Corporation, New York, Revenue Bonds, Children’s Aid Society Project, Series 2015 BUILD NYC CHILDRENS AID SOCIETY, 5.000%, 7/01/40	7/25 at 100.00	A+	2,307,941

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$325	Build New York City Resource Corporation, New York, Revenue Bonds, New World Preparatory Charter School Project, Series 2021A, 4.000%, 6/15/31	No Opt. Call	N/R	365,144
2,205	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	2,491,716
3,445	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1, 5.250%, 6/01/40, 144A	12/30 at 100.00	N/R	3,595,650
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1:
1,000	5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	1,084,300
3,490	5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	3,710,708
2,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/39	2/30 at 100.00	Aa2	2,977,375
7,780	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2020A Bidding Group 1 thru 5, 3.000%, 3/15/38	9/30 at 100.00	Aa2	8,536,138
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021A:
3,000	4.000%, 3/15/37	3/31 at 100.00	AA+	3,651,480
3,000	4.000%, 3/15/38	3/31 at 100.00	AA+	3,642,660
3,000	4.000%, 3/15/39	3/31 at 100.00	AA+	3,633,390
3,000	4.000%, 3/15/40	3/31 at 100.00	AA+	3,623,910
7,500	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose, Series 2021C, 1.748%, 3/15/28	No Opt. Call	AA+	7,543,275
615	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Refunding Series 2020B, 4.760%, 2/01/27	No Opt. Call	N/R	646,187
	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2021A:
2,000	4.450%, 2/01/41	2/30 at 100.00	A2	2,054,500
1,000	4.600%, 2/01/51	2/30 at 100.00	A2	1,024,190
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020C-1, 5.000%, 11/15/50 (UB) (4)	5/30 at 100.00	BBB+	1,248,210
	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Rochester Regional Health Project, Series 2020A:
715	3.000%, 12/01/37	12/30 at 100.00	BBB+	765,450
1,000	4.000%, 12/01/46	12/30 at 100.00	BBB+	1,151,560
400	Monroe County Industrial Development Corporation, New York, Revenue Bonds, Saint Ann’s Community Project, Series 2019, 5.000%, 1/01/50	1/26 at 103.00	N/R	451,728
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Queens Baseball Stadium Project, Refunding Series 2021A:
600	3.000%, 1/01/35 – AGM Insured	1/31 at 100.00	BBB	664,932
1,250	3.000%, 1/01/36 – AGM Insured	1/31 at 100.00	BBB	1,377,925

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Industrial Development Agency, New York, PILOT Payment in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A:
$3,500	4.000%, 3/01/45	9/30 at 100.00	Baa1	4,002,565
1,190	3.000%, 3/01/49 – AGM Insured (UB) (4)	9/30 at 100.00	BBB+	1,267,124
2,725	3.000%, 3/01/49	9/30 at 100.00	Baa1	2,807,813
4,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2020 Series EE, 4.000%, 6/15/42	6/30 at 100.00	AA+	4,759,000
335	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2021 Series DD, 5.000%, 6/15/29	No Opt. Call	AA+	440,672
2,000	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal Series 2016S-1, 5.000%, 7/15/43	1/26 at 100.00	Aa3	2,353,220
2,500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries C-1, 4.000%, 5/01/39	11/30 at 100.00	Aa1	3,011,475
500	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2021 Subseries F-1, 5.000%, 11/01/34	5/31 at 100.00	Aa1	669,945
1,400	New York City Trust for Cultural Resources, New York, Revenue Bonds, Lincoln Center for the Performing Arts, Series 2020A, 4.000%, 12/01/33	12/30 at 100.00	A3	1,695,764
1,500	New York City, New York, General Obligation Bonds, Fiscal 2017 Series A-1, 5.000%, 8/01/37 (UB) (4)	8/26 at 100.00	AA-	1,810,620
1,200	New York City, New York, General Obligation Bonds, Fiscal 2019 Series D-1, 5.000%, 12/01/40	12/28 at 100.00	AA-	1,504,236
	New York City, New York, General Obligation Bonds, Fiscal 2021 Series D:
1,500	1.216%, 8/01/26	No Opt. Call	AA-	1,505,460
1,000	1.623%, 8/01/28	No Opt. Call	AA-	1,005,010
1,405	2.223%, 8/01/35	No Opt. Call	AA-	1,396,556
1,790	New York City, New York, General Obligation Bonds, Fiscal 2021 Series E, 1.623%, 8/01/28	No Opt. Call	AA-	1,798,968
1,000	New York City, New York, General Obligation Bonds, Fiscal 2021 Series F-1, 3.000%, 3/01/35	3/31 at 100.00	AA-	1,114,360
2,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	2,216,580
1,500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, General Purpose Series 2013A-1, 5.000%, 3/15/32	3/23 at 100.00	Aa2	1,618,110
7,500	New York State, General Obligation Bonds, Taxable Refunding Series 2019B, 2.700%, 2/15/31	2/29 at 100.00	Aa2	8,025,975
7,500	New York State, General Obligation Bonds, Taxable Series 2021B, 1.940%, 3/15/31	No Opt. Call	Aa2	7,634,325
180	New York Transportation Development Corporation, New York, Facility Revenue Bonds, Thruway Service Areas Project, Series 2021, 4.000%, 10/31/41 (AMT)	10/31 at 100.00	BBB-	212,863
755	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/41 (AMT)	7/24 at 100.00	Baa3	849,647

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016:
$3,060	5.000%, 8/01/26 (AMT)	8/21 at 100.00	B-	3,071,138
2,500	5.000%, 8/01/31 (AMT)	8/21 at 100.00	B-	2,508,925
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020:
1,120	5.250%, 8/01/31 (AMT)	8/30 at 100.00	B-	1,351,605
555	5.375%, 8/01/36 (AMT)	8/30 at 100.00	B-	713,008
615	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2021, 2.250%, 8/01/26 (AMT)	No Opt. Call	B	631,685
100	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020A, 4.000%, 12/01/41 (AMT)	12/30 at 100.00	BBB	118,291
1,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport Project, Series 2020C, 4.000%, 12/01/40	12/30 at 100.00	BBB	1,204,190
55	New York Transportation Development Corporation, New York, Special Facility Revenue Refunding Bonds, Terminal One Group Association, LP Project, Series 2015, 5.000%, 1/01/22 (AMT)	No Opt. Call	Baa3	56,222
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018:
1,000	5.000%, 1/01/23 (AMT)	No Opt. Call	BB+	1,068,360
2,600	5.000%, 1/01/34 (AMT)	1/28 at 100.00	BB+	3,183,102
	New York Transportation Development Corporation, Special Facility Revenue Bonds, Delta Air Lines, Inc - LaGuardia Airport Terminals C&D Redevelopment Project, Series 2020:
1,320	4.000%, 10/01/30 (AMT)	No Opt. Call	BB+	1,598,850
2,060	5.000%, 10/01/35 (AMT)	10/30 at 100.00	BB+	2,676,187
1,080	5.000%, 10/01/40 (AMT)	10/30 at 100.00	BB+	1,380,564
2,200	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Eleventh Series 2018, 4.000%, 9/01/43	9/28 at 100.00	A+	2,572,218
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Second Series 2017, 5.000%, 10/15/36 (AMT)	4/27 at 100.00	A+	1,204,850
2,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Twenty-Third Series 2021, 4.000%, 7/15/41 (AMT)	7/31 at 100.00	A+	2,709,135
5,000	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Taxable Series 2007B, 5.693%, 1/01/28 – SYNCORA GTY Insured, 144A	No Opt. Call	CC	5,051,350
2,390	Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax Bonds, Senior Lien Subseries 2021A-1, 5.000%, 5/15/51	5/31 at 100.00	AA+	3,119,619
2,000	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	2,207,220

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$160	Yonkers Economic Development Corporation, New York, Educational Revenue Bonds, Lamartine/Warburton LLC-Charter School of Educational Excellence Project, Series 2019A, 5.000%, 10/15/39	10/29 at 100.00	N/R	190,026
131,885	Total New York			146,371,362
	North Carolina – 0.5%
2,500	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Refunding Series 2016B, 5.000%, 10/01/40	10/26 at 100.00	AA+	3,008,725
415	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, The Forest at Duke, Inc, Series 2021, 4.000%, 9/01/41	9/28 at 103.00	BBB	486,430
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018:
1,000	5.000%, 1/01/32 – AGM Insured	1/29 at 100.00	BBB	1,270,730
1,000	5.000%, 1/01/33 – AGM Insured	1/29 at 100.00	BBB	1,267,570
1,305	5.000%, 1/01/34 – AGM Insured	1/29 at 100.00	BBB	1,649,977
6,220	Total North Carolina			7,683,432
	Ohio – 1.5%
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health Obligated Group, Refunding Series 2020:
175	4.000%, 11/15/35 (UB) (4)	11/30 at 100.00	Baa2	208,717
1,400	3.000%, 11/15/40 (UB) (4)	11/30 at 100.00	Baa2	1,460,606
5,255	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	860,979
8,810	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	10,298,978
	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C:
1,000	5.750%, 12/01/34	12/22 at 100.00	N/R	1,014,150
1,000	6.000%, 12/01/43	12/22 at 100.00	N/R	1,014,250
2,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2016, 5.000%, 11/15/45	11/26 at 100.00	A3	2,369,260
125	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Refunding & Improvement Series 2021, 4.000%, 8/01/41	2/31 at 100.00	A2	148,718
300	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (6)	No Opt. Call	N/R	375
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33 (6)	No Opt. Call	N/R	1,250
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (6)	No Opt. Call	N/R	3,750
1,025	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, AK Steel Holding Corporation, Refunding Series 2012A, 6.750%, 6/01/24 (AMT)	2/22 at 100.00	CCC+	1,050,400

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$1,000	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, American Electric Power Company Project, Refunding Series 2007B, 2.500%, 11/01/42 (Mandatory Put 10/01/29) (AMT)	No Opt. Call	Baa2	1,108,780
295	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc, Variable Rate Series 2020B, 5.000%, 1/15/50 (Mandatory Put 1/15/25)	1/25 at 100.00	A	340,442
3,085	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (6)	No Opt. Call	N/R	3,856
2,765	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33 (6)	No Opt. Call	N/R	3,456
1,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	1,026,580
33,235	Total Ohio			20,914,547
	Oklahoma – 0.2%
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
1,500	5.500%, 8/15/52	8/28 at 100.00	BB+	1,854,885
500	5.500%, 8/15/57	8/28 at 100.00	BB+	616,800
2,000	Total Oklahoma			2,471,685
	Oregon – 0.6%
415	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services Project, Refunding Series 2020A, 5.000%, 10/01/40	10/30 at 100.00	BBB+	520,850
5,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Taxable Refunding Senior Lien Series 2020B, 1.330%, 11/15/28	No Opt. Call	Aa1	4,967,650
	Oregon State, General Obligation Bonds, Article XI-Q State Projects, Taxable Sustainability Green Series 2021C:
1,165	1.024%, 5/01/26	No Opt. Call	AA+	1,160,724
725	1.528%, 5/01/28	No Opt. Call	AA+	728,451
	Oregon State, General Obligation Bonds, Article XI-Q State Projects, Taxable Various Series 2021B:
540	1.024%, 5/01/26	No Opt. Call	AA+	541,825
250	1.528%, 5/01/28	No Opt. Call	AA+	252,983
8,095	Total Oregon			8,172,483
	Pennsylvania – 5.3%
980	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A	5/31 at 100.00	N/R	1,240,464
180	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018, 5.000%, 5/01/33, 144A	5/28 at 100.00	Ba3	216,603
175	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018, 5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	209,037

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series 2017, 5.000%, 5/01/42, 144A	5/27 at 100.00	Ba3	1,164,300
2,000	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Project, Series 2008B, 3.750%, 10/01/47	4/31 at 100.00	N/R	2,159,420
1,500	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A	10/28 at 100.00	BB	1,784,400
240	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Refunding Series 2019B, 5.000%, 7/01/31	7/29 at 100.00	A	311,184
2,000	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/43	12/26 at 100.00	A2	2,412,640
200	Indiana County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Indiana Regional Medical Center, Series 2014A, 5.000%, 6/01/22	No Opt. Call	Ba3	206,494
4,000	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley Health Network, Series 2005, 5.000%, 7/01/27	No Opt. Call	A2	5,012,440
385	Lehigh County Industrial Development Authority, Charter School Revenue Bonds, Seven Generations Charter School, Series 2021A, 4.000%, 5/01/51	5/30 at 100.00	BB	413,421
690	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	750,534
690	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40, 144A (AMT)	6/30 at 100.00	N/R	750,534
1,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	CCC+	978,740
	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol Region Parking System, Junior Guaranteed Series 2013B:
995	0.000%, 1/01/45 – BAM Insured	No Opt. Call	A2	554,165
945	0.000%, 1/01/46 – BAM Insured	No Opt. Call	A2	513,182
1,025	0.000%, 1/01/47 – BAM Insured	No Opt. Call	A2	542,840
	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
2,500	5.000%, 12/31/34 (AMT)	6/26 at 100.00	BBB	2,930,325
3,000	5.000%, 12/31/38 (AMT)	6/26 at 100.00	BBB	3,502,380
2,375	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Refunding Series 2017, 5.000%, 5/01/33	11/27 at 100.00	A-	2,913,175
	Pennsylvania State, General Obligation Bonds, Taxable Refunding First Series 2021:
8,975	1.850%, 8/01/29	No Opt. Call	A+	9,171,014
23,900	1.950%, 8/01/30	No Opt. Call	A+	24,437,033
1,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2014C, 5.000%, 12/01/39	12/24 at 100.00	A+	1,148,550
500	Philadelphia Authority for Industrial Development, Pennsylvania, Charter School Revenue Bonds, Philadelphia Performing Arts: A String Theory Charter School, Series 2020, 5.000%, 6/15/50, 144A	6/28 at 100.00	BB+	584,585

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,500	Philadelphia Authority for Industrial Development, Pennsylvania, City Service Agreement Revenue Bonds, Series 2018, 5.000%, 5/01/38	5/28 at 100.00	A-	1,852,035
550	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A	12/27 at 100.00	N/R	596,689
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B:
500	6.875%, 12/15/35, 144A	12/27 at 100.00	N/R	527,215
500	7.125%, 12/15/44, 144A	12/27 at 100.00	N/R	533,170
1,560	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series of 2017, 5.000%, 7/01/32	7/27 at 100.00	Ba1	1,822,330
	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Allegheny County Community College, Series 2020:
1,215	4.000%, 3/01/35 – BAM Insured	3/30 at 100.00	A3	1,445,583
1,320	4.000%, 3/01/37 – BAM Insured	3/30 at 100.00	A3	1,561,586
1,425	4.000%, 3/01/39 – BAM Insured	3/30 at 100.00	A3	1,678,237
68,825	Total Pennsylvania			73,924,305
	Puerto Rico – 5.0%
735	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.125%, 7/01/24	No Opt. Call	CCC	809,852
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
2,000	5.000%, 7/01/21	No Opt. Call	CCC	2,000,000
2,500	5.000%, 7/01/22	No Opt. Call	CCC	2,638,475
5,000	5.000%, 7/01/23	8/21 at 100.00	CCC	5,016,200
1,000	5.750%, 7/01/37	7/22 at 100.00	CCC	1,064,300
1,300	5.250%, 7/01/42	7/22 at 100.00	CCC	1,375,868
30	6.000%, 7/01/47	7/22 at 100.00	CCC	32,017
3,570	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (6)	8/21 at 100.00	D	3,404,887
175	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 3.957%, 7/01/27 (6)	8/21 at 100.00	D	170,188
500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA, 3.978%, 7/01/24 (6)	8/21 at 100.00	D	487,500
2,650	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40 (6)	8/21 at 100.00	D	2,583,750
1,375	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 3.895%, 7/01/21 (6)	No Opt. Call	N/R	1,316,563
100	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A, 4.123%, 7/01/43 (6)	7/23 at 100.00	D	99,875
2,265	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 4.044%, 7/01/32 (6)	8/21 at 100.00	D	2,160,244

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
$1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Series 2010BBB, 3.990%, 7/01/28 (6)	8/21 at 100.00	D	948,750
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2004I:
3,545	1.850%, 7/01/33 (6)	8/21 at 100.00	N/R	3,558,294
3,120	1.850%, 7/01/36 (6)	7/21 at 100.00	Baa3	3,026,400
4,586	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2007M2, 1.850%, 7/01/34 (6)	7/21 at 100.00	N/R	5,038,867
1,240	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2009Q, 1.850%, 7/01/39 (6)	8/21 at 100.00	N/R	1,261,700
3,520	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2011S, 1.730%, 7/01/41 (6)	8/21 at 100.00	D	3,590,400
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
16,720	0.000%, 7/01/46	7/28 at 41.38	N/R	5,519,439
5,000	0.000%, 7/01/51	7/28 at 30.01	N/R	1,197,250
6,000	5.000%, 7/01/58	7/28 at 100.00	N/R	6,930,660
19,000	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2014A, 1.990%, 7/01/35 (6)	8/21 at 100.00	D	15,770,000
86,931	Total Puerto Rico			70,001,479
	South Carolina – 1.0%
450	Hardeeville, South Carolina, Special Assessment Revenue Bonds, East Argent Improvement District, Series 2021, 3.875%, 5/01/41, 144A	5/29 at 100.00	N/R	455,139
250	Lancaster County, South Carolina, Assessment Revenue Bonds, Walnut Creek Improvement District, Series 2016A-1, 5.000%, 12/01/31	12/23 at 100.00	N/R	263,508
1,000	South Carolina Jobs Economic Development Authority, Educational Facilities Revenue Bonds, Hoese Creek Academy Project, Series 2021A, 5.000%, 11/15/55, 144A	11/26 at 100.00	N/R	1,027,400
1,000	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Lowcountry Leadership Charter School Project, Series 2019A, 5.000%, 12/01/49, 144A	12/29 at 100.00	Baa3	1,144,160
2,500	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018, 5.000%, 11/01/48	5/28 at 100.00	AA-	3,037,300
1,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A-	1,194,120
1,730	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014B, 5.000%, 12/01/34	6/24 at 100.00	A-	1,940,108
1,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013E, 5.000%, 12/01/48	12/23 at 100.00	A-	1,657,980
1,000	South Carolina State Ports Authority, Revenue Bonds, Series 2018, 5.000%, 7/01/29 (AMT)	7/28 at 100.00	A+	1,252,890
2,000	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Refunding Series 2016A, 3.000%, 10/01/36	10/25 at 100.00	A+	2,123,680
12,430	Total South Carolina			14,096,285

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Dakota – 0.4%
$1,150	Lincoln County, South Dakota, Economic Development Revenue Bonds, The Augustana College Association Project, Series 2021A, 4.000%, 8/01/51	8/31 at 100.00	BBB-	1,297,683
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Monument Health, Inc, Series 2020A:
2,145	3.000%, 9/01/45 (UB) (4)	9/30 at 100.00	A1	2,272,670
1,800	4.000%, 9/01/50 (UB) (4)	9/30 at 100.00	A1	2,085,678
5,095	Total South Dakota			5,656,031
	Tennessee – 1.8%
1,000	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/33	7/23 at 100.00	A-	1,092,060
1,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019, 5.000%, 11/15/37	2/29 at 100.00	A	1,252,140
1,000	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46	7/27 at 100.00	N/R	1,013,510
100	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 5.625%, 6/15/47, 144A (6)	6/27 at 100.00	N/R	60,000
	New Memphis Arena Public Building Authority, Memphis and Shelby County, Tennessee, Local Government Public Improvement Bonds, Capital Appreciation Series 2021:
1,300	0.010%, 4/01/33 (WI/DD, Settling 7/01/21)	4/31 at 96.48	AA	1,054,209
1,350	0.010%, 4/01/34 (WI/DD, Settling 7/01/21)	4/31 at 94.48	AA	1,062,990
1,375	0.010%, 4/01/37 (WI/DD, Settling 7/01/21)	4/31 at 88.01	AA	987,456
1,425	0.000%, 4/01/39 (WI/DD, Settling 7/01/21)	4/31 at 83.61	AA	964,711
15,000	Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series 2021A, 4.000%, 12/01/51 (Mandatory Put 9/01/28)	6/28 at 100.68	A1	18,007,500
23,550	Total Tennessee			25,494,576
	Texas – 5.4%
1,000	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Brooks Academies, Series 2021A, 5.000%, 6/15/51	6/26 at 100.00	N/R	1,058,320
	Austin Convention Enterprises Inc, Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
1,360	5.000%, 1/01/31	1/27 at 100.00	BB+	1,546,007
1,870	5.000%, 1/01/32	1/27 at 100.00	BB+	2,118,841
	Austin, Texas, Rental Car Special Facility Revenue Bonds, Taxable Refunding Series 2021:
500	1.027%, 11/15/26 – AGM Insured	No Opt. Call	A-	493,745
625	1.325%, 11/15/27 – AGM Insured	No Opt. Call	A-	618,531
500	1.710%, 11/15/29 – AGM Insured	No Opt. Call	A-	496,730

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Carrollton-Farmers Branch Independent School District, Dallas County, Texas, General Obligation Bonds, School Building Series 2021:
$195	3.000%, 2/15/37	2/30 at 100.00	AAA	221,653
175	3.000%, 2/15/38	2/30 at 100.00	AAA	198,471
150	3.000%, 2/15/39	2/30 at 100.00	AAA	169,714
120	3.000%, 2/15/40	2/30 at 100.00	AAA	135,546
1,000	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2021B, 4.000%, 1/01/40	1/31 at 100.00	Baa1	1,196,170
540	Eagle Pass, Texas, Combination Tax and Limited Pledge Revenue Certificates of Obligation, Series 2021, 4.000%, 3/01/38 – AGM Insured (WI/DD, Settling 7/01/21)	3/31 at 100.00	AA	656,867
50	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series 2019, 4.250%, 8/15/49, 144A	8/27 at 100.00	N/R	54,196
100	Hays County, Texas, Special Assessment Revenue Bonds, La Cima Public Improvement District Major Public Improvement Project, Series 2015, 7.000%, 9/15/45	9/25 at 100.00	N/R	104,482
	Houston Community College System, Texas, General Obligation Bonds, Taxable Refunding Limited Tax Series 2021B:
1,000	2.059%, 2/15/36	2/31 at 100.00	AA+	975,610
750	2.109%, 2/15/37	2/31 at 100.00	AA+	729,930
750	2.209%, 2/15/38	2/31 at 100.00	AA+	733,590
750	2.259%, 2/15/39	2/31 at 100.00	AA+	732,795
2,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/35 (AMT)	7/25 at 100.00	B	2,225,920
4,285	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Airport Improvements Project, Refunding Series 2020C, 5.000%, 7/15/27 (AMT)	No Opt. Call	B-	5,124,389
1,525	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Technical Operations Center Project, Series 2018, 5.000%, 7/15/28 (AMT)	No Opt. Call	B	1,844,777
2,700	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27 (AMT)	No Opt. Call	B-	3,226,608
7,800	Houston, Texas, Combined Utility System Revenue Bonds, Refunding First Lien Series 2016B, 5.000%, 11/15/36	11/26 at 100.00	Aa2	9,448,530
1,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/32	9/24 at 100.00	A	1,106,540
225	Kyle, Texas, Special Assessment Revenue Bonds, Southwest Kyle Public Improvement District 1 Improvement Area 1 Project, Series 2019, 4.875%, 9/01/44, 144A	9/29 at 100.00	N/R	253,825
	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2021:
1,625	5.000%, 5/15/38	5/30 at 100.00	A	2,100,881
1,660	5.000%, 5/15/39	5/30 at 100.00	A	2,141,201
2,625	5.000%, 5/15/40	5/30 at 100.00	A	3,380,449
375	5.000%, 5/15/41	5/30 at 100.00	A	481,762

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
$500	5.750%, 9/15/39, 144A	9/29 at 100.00	N/R	563,620
500	6.000%, 9/15/49, 144A	9/29 at 100.00	N/R	562,235
1,000	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, 144A (AMT)	10/21 at 105.00	BB-	1,058,120
270	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45, 144A (AMT) (6), (8)	1/26 at 102.00	N/R	6,936
25	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Legacy Midtown Park Project, Series 2018A, 5.500%, 7/01/54	7/24 at 103.00	N/R	26,745
145	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/47	7/25 at 100.00	CCC	124,700
2,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2019A, 5.000%, 1/01/38	1/29 at 100.00	A+	2,512,920
100	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%, 9/01/49, 144A	9/29 at 100.00	N/R	109,998
100	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019, 5.500%, 9/01/39, 144A	9/29 at 100.00	N/R	114,396
	San Antonio, Texas, Electric and Gas Systems Revenue Bonds, Refunding Junior Lien Series 2021A:
805	5.000%, 2/01/32	2/31 at 100.00	A+	1,081,534
1,410	5.000%, 2/01/33	2/31 at 100.00	A+	1,885,466
1,515	5.000%, 2/01/34	2/31 at 100.00	A+	2,016,359
1,880	5.000%, 2/01/35	2/31 at 100.00	A+	2,496,847
1,875	5.000%, 2/01/36	2/31 at 100.00	A+	2,481,825
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Taxable Series 2021:
450	3.292%, 9/01/40 – AGM Insured	9/30 at 100.00	A2	466,416
350	3.422%, 9/01/50 – AGM Insured	9/30 at 100.00	A2	358,242
1,000	Tarrant County Cultural Education Facilities Finance Corporaton, Texas, Retirement Facility Revenue Bonds, Buckingham Senior Living Community, Inc Project, Series 2015A, 5.500%, 11/15/45 (6)	11/25 at 100.00	N/R	450,000
2,500	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Refunding Series 2021, 5.000%, 12/15/27	No Opt. Call	BBB+	3,127,125
5,000	Texas Private Activity Bond Surface Transporation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Taxable Refunding Senior Lien Series 2019B, 3.922%, 12/31/49	No Opt. Call	Baa2	5,597,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Refunding Series 2020A:
$2,460	4.000%, 6/30/36	12/30 at 100.00	BBB-	2,944,349
2,250	4.000%, 6/30/39	12/30 at 100.00	BBB-	2,667,937
1,090	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Refunding First Tier Series 2020A, 3.000%, 8/15/40	8/30 at 100.00	A3	1,177,680
64,480	Total Texas			75,406,530
	Utah – 0.2%
250	Box Elder County, Utah, Solid Waste Disposal Revenue Bonds, Promontory Point Res, LLC, Senior Series 2017A, 8.000%, 12/01/39, 144A (AMT) (6)	12/27 at 100.00	N/R	213,848
1,000	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2018A, 5.250%, 7/01/48 (AMT)	7/28 at 100.00	A	1,228,190
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A	1/25 at 102.00	N/R	1,038,790
	Utah Infrastructure Agency, Telecommunications Revenue Bonds, Series 2021:
375	4.000%, 10/15/41	4/31 at 100.00	BBB-	436,942
500	3.000%, 10/15/45	4/31 at 100.00	BBB-	517,765
3,125	Total Utah			3,435,535
	Virgin Islands – 0.0%
465	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A, 6.625%, 10/01/29	8/21 at 100.00	Caa3	469,069
	Virginia – 2.0%
355	Arlington County Industrial Development Authority, Virginia, Hospital Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 4.000%, 7/01/40	7/30 at 100.00	A+	424,516
250	Cherry Hill Community Development Authority, Virginia, Special Assesment Bonds, Potomac Shores Project, Series 2015, 5.400%, 3/01/45, 144A	3/25 at 100.00	N/R	266,275
12,500	Hampton Roads Transportation Accountability Commision, Virginia, Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series 2020A, 5.250%, 7/01/60	7/30 at 100.00	AA	16,239,375
	Peninsula Town Center Community Development Authority, Virginia, Special Obligation Bonds, Refunding Series 2018:
1,100	5.000%, 9/01/37, 144A	9/27 at 100.00	N/R	1,215,159
975	4.500%, 9/01/45, 144A	9/27 at 100.00	N/R	1,046,594
1,000	5.000%, 9/01/45, 144A	9/27 at 100.00	N/R	1,101,660
1,505	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Refunding Senior Lien Series 2007A, 6.706%, 6/01/46	6/25 at 100.00	B-	1,581,514
100	Virginia Small Business Finance Authority, Tourism Development Financing Program Revenue Bonds, Downtown Norfolk and Virginia Beach Oceanfront Hotel Projects, Series 2018A, 8.375%, 4/01/41, 144A	4/28 at 112.76	N/R	117,558

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Virginia Small Business Financing Authority, Revenue Bonds, National Senior Campuses Inc Obligated Group, Series 2020A:
$1,280	4.000%, 1/01/45	7/27 at 103.00	A	1,425,779
2,380	4.000%, 1/01/51	7/27 at 103.00	A	2,638,159
1,470	Virginia Small Business Financing Authority, Tourism Development Financing Program Revenue Bonds, Virginia Beach Oceanfront South Hotel Project, Taxable Senior Series 2020B-1, 12.000%, 10/01/50, 144A	10/30 at 127.60	N/R	2,057,956
22,915	Total Virginia			28,114,545
	Washington – 1.6%
7,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2021A, 5.000%, 7/01/41	7/31 at 100.00	AA-	9,326,730
1,615	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2018A, 5.000%, 5/01/30 (AMT)	5/27 at 100.00	A+	1,947,658
1,070	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds, Series 2015, 5.000%, 12/01/45	12/25 at 100.00	AA-	1,256,726
530	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32, 144A (AMT) (6)	1/28 at 100.00	N/R	397,500
245	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A, 7.500%, 1/01/32, 144A (AMT) (6)	1/28 at 100.00	N/R	183,750
150	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Senior Series 2021A, 12.000%, 1/01/33, 144A (AMT) (6)	No Opt. Call	N/R	118,456
100	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Taxable Senior Series 2021B, 14.250%, 1/01/27, 144A (6)	No Opt. Call	N/R	75,500
3,000	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Series 2018, 5.000%, 7/01/58	7/28 at 100.00	BBB-	3,618,150
1,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Seattle University, Series 2020, 4.000%, 5/01/50	5/30 at 100.00	A	1,144,770
200	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Herons Key Senior Living, Series 2015A, 7.000%, 7/01/45, 144A	7/25 at 100.00	N/R	222,038
1,000	Washington State Housing Finance Commission, Nonprofit Revenue Bonds, Spokane International Academy Project, Series 2021A, 5.000%, 7/01/50, 144A	7/31 at 100.00	Ba2	1,138,280
1,855	Washington State, General Obligation Bonds, Motor Vehicle Fuel Tax, Series 2017B, 5.000%, 8/01/40	8/26 at 100.00	AA+	2,230,934
17,765	Total Washington			21,660,492
	West Virginia – 0.6%
100	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue Bonds, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 5.500%, 6/01/37, 144A	6/27 at 100.00	N/R	115,680
1,000	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020, 7.625%, 12/01/40, 144A	12/27 at 103.00	N/R	1,048,080

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia (continued)
$4,810	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2020, 5.000%, 7/01/45 (Mandatory Put 7/01/25) (AMT)	1/25 at 100.00	B	5,190,182
1,000	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds, Arch Resources Project, Series 2021, 4.125%, 7/01/45 (Mandatory Put 7/01/25) (AMT)	1/25 at 100.00	B	1,046,560
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Refunding & Improvement Series 2019A, 5.000%, 9/01/30	9/29 at 100.00	Baa1	1,262,260
7,910	Total West Virginia			8,662,762
	Wisconsin – 1.6%
105	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School Bonds, North Carolina, Series 2019A, 5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	112,448
115	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Corvian Community School, North Carolina, Series 2017A, 4.250%, 6/15/29, 144A	6/24 at 100.00	N/R	120,058
420	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Eno River Academy Project, Series 2020A, 4.000%, 6/15/30, 144A	No Opt. Call	Ba1	471,324
150	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/40, 144A	7/28 at 100.00	BB-	170,124
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Freedom Classical Academy Inc, Series 2020A:
100	5.000%, 1/01/42, 144A	1/28 at 100.00	N/R	109,684
230	5.000%, 1/01/56, 144A	1/28 at 100.00	N/R	248,644
250	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Research Triangle High School Project, North Carolina, Series 2015A, 5.625%, 7/01/45, 144A	7/25 at 100.00	N/R	271,600
100	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Uwharrie Charter Academy, North Carolina, Series 2017A, 5.500%, 6/15/37, 144A	6/27 at 100.00	N/R	103,297

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$3	0.000%, 1/01/47, 144A (6)	No Opt. Call	N/R	94
3	0.000%, 1/01/48, 144A (6)	No Opt. Call	N/R	81
3	0.000%, 1/01/49, 144A (6)	No Opt. Call	N/R	78
3	0.000%, 1/01/50, 144A (6)	No Opt. Call	N/R	73
2	0.000%, 1/01/51, 144A (6)	No Opt. Call	N/R	71
3	0.000%, 1/01/52, 144A (6)	No Opt. Call	N/R	88
3	0.000%, 1/01/53, 144A (6)	No Opt. Call	N/R	86
3	0.000%, 1/01/54, 144A (6)	No Opt. Call	N/R	81
3	0.000%, 1/01/55, 144A (6)	No Opt. Call	N/R	78
3	0.000%, 1/01/56, 144A (6)	No Opt. Call	N/R	75
151	5.500%, 7/01/56, 144A (6)	3/28 at 100.00	N/R	119,742
3	0.000%, 1/01/57, 144A (6)	No Opt. Call	N/R	81
3	0.000%, 1/01/58, 144A (6)	No Opt. Call	N/R	77
3	0.000%, 1/01/59, 144A (6)	No Opt. Call	N/R	74
3	0.000%, 1/01/60, 144A (6)	No Opt. Call	N/R	70
3	0.000%, 1/01/61, 144A (6)	No Opt. Call	N/R	67
3	0.000%, 1/01/62, 144A (6)	No Opt. Call	N/R	64
3	0.000%, 1/01/63, 144A (6)	No Opt. Call	N/R	62
3	0.000%, 1/01/64, 144A (6)	No Opt. Call	N/R	59
3	0.000%, 1/01/65, 144A (6)	No Opt. Call	N/R	57
3	0.000%, 1/01/66, 144A (6)	No Opt. Call	N/R	58
35	0.000%, 1/01/67, 144A (6)	No Opt. Call	N/R	653
750	Public Finance Authority of Wisconsin, Education Revenue Bonds, The Capitol Encore Academy, Series 2019A, 5.250%, 6/01/39, 144A	6/27 at 102.00	N/R	830,482
1,000	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, LEAD Academy Project, Series 2021, 5.000%, 8/01/56, 144A	8/28 at 100.00	N/R	1,043,540
1,000	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	1,028,220
	Public Finance Authority of Wisconsin, Health Care Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated Group, Series 2021A:
185	5.000%, 7/01/38	1/31 at 100.00	BBB	236,904
375	5.000%, 7/01/41	1/31 at 100.00	BBB	477,019
	Public Finance Authority of Wisconsin, Hospital Revenue Bonds, Renown Regional Medical Center Project, Refunding Series 2020A:
5,415	3.000%, 6/01/45 – AGM Insured (UB) (4)	6/30 at 100.00	A+	5,856,647
2,035	3.000%, 6/01/45 (UB) (4)	6/30 at 100.00	A+	2,183,758
2,000	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	2,324,300

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$105	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	97,687
500	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A, 6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	552,575
200	Public Finance Authority of Wisconsin, Revenue Bonds, Wonderful Foundations Charter School WFCS Portfolio Projects, Senior Series 2021A-1, 5.000%, 1/01/56, 144A	1/31 at 100.00	N/R	230,344
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
180	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	153,986
865	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	722,076
980	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018B-2, 8.500%, 1/01/49 (5)	1/28 at 100.00	N/R	679,120
2,000	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A, 5.000%, 6/15/48, 144A	6/26 at 100.00	BBB-	2,213,000
1,100	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Wilson Preparatory Academy, Series 2019A, 5.000%, 6/15/49, 144A	6/26 at 100.00	N/R	1,205,842
1,210	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project, Refunding Series 2016C, 4.300%, 11/01/30 (AMT)	5/26 at 100.00	BBB-	1,354,680
30	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Senior Series 2019A-1, 5.500%, 12/01/48, 144A (6)	12/28 at 100.00	N/R	15,216
21,645	Total Wisconsin			22,934,444
$1,302,868	Total Municipal Bonds (cost $1,304,382,468)			1,378,166,992

Shares	Description (1)	Value
	COMMON STOCKS – 0.9%
	Electric Utilities – 0.9%
329,146	Energy Harbor Corp (10), (11), (12)	$12,384,118
	Total Common Stocks (cost $7,119,140)	12,384,118

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.6%
	Health Care Providers & Services – 0.3%
$5,590	Tower Health	4.451%	2/01/50	B+	4,723,550
	Hotels, Restaurants & Leisure – 0.0%
12	Lombard Starwood Westin Hotel Conference Center and Hotel Project Revenue Bonds	7.500%	12/31/23	N/R	12,475
	Metals & Mining – 0.2%
3,000	United States Steel Corp	6.250%	3/15/26	B-	3,092,400
	Real Estate Management & Development – 0.1%
1,000	Benloch Ranch Improvement Association No 1	9.750%	12/01/39	N/R	1,096,162
295	Zilkha Biomass Selma LLC (6), (8)	10.000%	8/01/38	N/R	3
1,295	Total Real Estate Management & Development				1,096,165
$9,897	Total Corporate Bonds (cost $8,690,470)				8,924,590
	Total Long-Term Investments (cost $1,320,192,078)				1,399,475,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1%
	MUNICIPAL BONDS – 0.1%
	Florida – 0.1%
$1,150	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Variable Rate Demand Obligations, Series 2019A, 6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A (13)	8/21 at 103.00	N/R	$1,179,015
$1,150	Total Short-Term Investments (cost $1,150,000)			1,179,015
	Total Investments (cost $1,321,342,078) – 100.4%			1,400,654,715
	Floating Rate Obligations – (3.4)%			(47,955,000)
	Other Assets Less Liabilities – 3.0% (14)			41,774,780
	Net Assets – 100%			$1,394,474,495
Investments in Derivatives
Futures Contracts - Short
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Note	(564)	09/21	$(74,299,357)	$(74,730,000)	$(430,643)	$(132,188)
U.S Treasury Long Bond	(230)	09/21	(35,959,186)	(36,972,500)	(1,013,314)	(150,937)
U.S. Treasury Ultra Bond	(176)	09/21	(32,522,508)	(33,913,000)	(1,390,492)	(198,000)
Total			$(142,781,051)	$(145,615,500)	$(2,834,449)	$(481,125)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,376,731,053	$1,435,939	$1,378,166,992
Common Stocks	—	12,384,118	—	12,384,118
Corporate Bonds	—	8,924,587	3	8,924,590
Short-Term Investments:
Municipal Bonds	—	1,179,015	—	1,179,015
Investments in Derivatives:
Futures Contracts*	(2,834,449)	—	—	(2,834,449)
Total	$(2,834,449)	$1,399,218,773	$1,435,942	$1,397,820,266

*	Represents net unrealized appreciation (depreciation).

Nuveen Strategic Municipal Opportunities Fund (continued)
Portfolio of Investments    June 30, 2021
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(7)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(10)	Common Stock received as part of the bankruptcy settlements during February 2020 for Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008B, 3.625%, 10/01/33; Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/19; Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33.
(11)	For fair value measurement disclosure purposes, investment classified as Level 2.
(12)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(13)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(14)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
LIBOR	London Inter-Bank Offered Rate
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.